UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JUNE 30, 2005

The Prudential Series Fund, Inc.

■	Conservative Balanced Portfolio

■	Diversified Bond Portfolio

■	Equity Portfolio

■	Flexible Managed Portfolio

■	Global Portfolio

■	Government Income Portfolio

■	High Yield Bond Portfolio

■	Jennison Portfolio

■	Money Market Portfolio

■	Natural Resources Portfolio

■	Small Capitalization Stock Portfolio

■	Stock Index Portfolio

■	Value Portfolio

■	Zero Coupon Bond Portfolio 2005

Please note that inside is a Prospectus Supplement dated July 25, 2005. This document is applicable to your insurance contract and this document is separate from and not a part of the semiannual report.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-3777

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-A105620

T

his report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you. A list of the variable contracts that this report supports is located on the inside back cover.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection.

DISCOVER THE BENEFITS OF E-DELIVERY

■	Eliminate receiving printed reports.

■	View documents on-line as they become available.

■	Download and store e-reports on your PC.

■	Help the environment by using less paper.

To receive your semiannual/annual reports on-line, go to www.prudential.com/edelivery and enroll. Instead of receiving printed reports, you will receive notification via e-mail when new materials are available for your review. You can cancel your enrollment or change your e-mail address at any time by visiting the internet address listed above.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2004 is available on the website of the Commission at www.sec.gov and on the Fund’s website at www.irrc.com/prudential.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Prudential Series Fund, Inc.

Semiannual Report

JUNE 30, 2005

■	LETTER TO CONTRACT OWNERS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

A1 Financial Statements

B1 Schedule of Investments

C1 Notes to Financial Statements

D1 Financial Highlights

E1 Management of the Prudential Series Fund, Inc.

■	APPROVALS OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund, Inc.

Semiannual Report

JUNE 30, 2005

Letter to Contract Owners

■	DEAR CONTRACT OWNER

We hope that you find the semiannual report for the Prudential Series Fund a valuable source of information about your investments. Your success is important to us.

With this in mind, we recommend that you periodically review your financial objectives with your investment professional. It is important to ensure that you have a diversified investment plan that reflects your reasons for investing, personal investment horizon, and risk tolerance. Diversification also can be a key to successful investing for retirement. By dividing your investments among a number of different investment options with varying behavior patterns, you may better position yourself for potential market fluctuations.

At Prudential, we are committed to helping you grow and protect your wealth by providing financial solutions that meet your needs—today and in the future. We thank you for your confidence in our products.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund, Inc.	July 29, 2005

PRESIDENT

DAVID R. ODENATH, JR.

Fees and Expenses (Unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Prudential Series Fund Portfolios		Beginning Portfolio Value January 1, 2005	Ending Portfolio Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Conservative Balanced (Class I)	Actual	$1,000.00	$1,002.78	0.59%	$2.93
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

Diversified Bond (Class I)	Actual	$1,000.00	$1,029.21	0.45%	$2.26
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

Equity (Class I)	Actual	$1,000.00	$1,001.09	0.49%	$2.43
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

Equity (Class II)	Actual	$1,000.00	$999.60	0.89%	$4.41
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Flexible Managed (Class I)	Actual	$1,000.00	$1,003.42	0.63%	$3.13
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Global (Class I)	Actual	$1,000.00	$991.02	0.83%	$4.10
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Government Income (Class I)	Actual	$1,000.00	$1,028.22	0.45%	$2.26
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

High Yield (Class I)	Actual	$1,000.00	$1,011.50	0.58%	$2.89
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

Jennison (Class I)	Actual	$1,000.00	$1,005.70	0.63%	$3.13
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Prudential Series Fund Portfolios		Beginning Portfolio Value January 1, 2005	Ending Portfolio Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Jennison (Class II)	Actual	$1,000.00	$1,003.92	1.03%	$5.12
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

Money Market (Class I)	Actual	$1,000.00	$1,011.80	0.45%	$2.24
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

Natural Resources (Class I)**	Actual	$1,000.00	$1,173.21	0.50%	$2.69
	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

Small Capitalization (Class I)	Actual	$1,000.00	$1,016.22	0.47%	$2.35
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Stock Index (Class I)	Actual	$1,000.00	$989.88	0.38%	$1.87
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

Value (Class I)	Actual	$1,000.00	$1,042.70	0.43%	$2.18
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

Value (Class II)	Actual	$1,000.00	$1,040.61	0.83%	$4.20
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Zero Coupon Bond 2005 (Class I)	Actual	$1,000.00	$1,007.79	0.65%	$3.24
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

* Portfolio expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2005 (to reflect the six-month period).

** Natural Resources (Class II) has been in existence for less than six months, therefore no expenses are presented for Class II. Class II commenced April 28, 2005.

CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $397,073,484:
Unaffiliated investments (cost $2,620,767,389)	$2,675,258,927
Affiliated investments (cost $685,791,762)	685,791,762
Receivable for investments sold	58,652,077
Dividends and interest receivable	10,701,666
Receivable for capital stock sold	54,623
Prepaid expenses	26,327

Total Assets	3,430,485,382

LIABILITIES
Collateral for securities on loan	414,484,601
Payable for investments purchased	221,540,743
Management fee payable	1,272,001
Payable for capital stock repurchased	537,533
Accrued expenses and other liabilities	495,804
Due to broker—variation margin	200,120
Payable to custodian	6,325
Transfer agent fee payable	155

Total Liabilities	638,537,282

NET ASSETS	$2,791,948,100

Net assets were comprised of:
Common stock, at $0.01 par value	$1,908,780
Paid-in capital in excess of par	2,673,837,848

2,675,746,628
Undistributed net investment income	33,326,080
Accumulated net realized gain on investments	28,910,396
Net unrealized appreciation on investments	53,964,996

Net assets, June 30, 2005	$2,791,948,100

Net asset value and redemption price per share, $2,791,948,100 / 190,877,953 outstanding shares of common stock (authorized 525,000,000 shares)	$14.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest	$23,195,114
Affiliated dividend income	3,172,554
Unaffiliated dividends	14,793,292
Affiliated income from securities loaned, net	353,051

41,514,011

EXPENSES
Management fee	7,681,742
Custodian’s fees and expenses	254,000
Shareholders’ reports	154,000
Insurance expenses	42,000
Directors’ fees	23,000
Commitment fee on syndicated credit agreement	15,000
Audit fee	9,700
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $870)	900
Miscellaneous	4,901

Total expenses	8,190,243
Less: custodian fee credit	(2,311)

Net expenses	8,187,932

NET INVESTMENT INCOME	33,326,079

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	30,018,477
Futures	1,287,068

31,305,545

Net change in unrealized appreciation (depreciation) on:
Investments	(55,367,285)
Futures	(2,042,265)

(57,409,550)

NET LOSS ON INVESTMENTS	(26,104,005)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,222,074

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$33,326,079	$64,495,046
Net realized gain on investments	31,305,545	34,664,562
Net change in unrealized appreciation (depreciation) on investments	(57,409,550)	120,028,247

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,222,074	219,187,855

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(65,771,642)	(55,941,153)
Distributions from net realized capital gains	(28,275,553)	(16,740,774)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(94,047,195)	(72,681,927)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,210,112 and 2,640,900 shares, respectively]	17,799,061	37,781,509
Capital stock issued in reinvestment of dividends and distributions [6,595,175 and 5,151,093 shares, respectively]	94,047,195	72,681,927
Capital stock repurchased [8,615,642 and 17,999,367 shares, respectively]	(126,636,091)	(258,377,816)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(14,789,835)	(147,914,380)

TOTAL DECREASE IN NET ASSETS	(101,614,956)	(1,408,452)
NET ASSETS:
Beginning of period	2,893,563,056	2,894,971,508

End of period (a)	$2,791,948,100	$2,893,563,056

(a) Includes undistributed net investment income of:	$33,326,080	$65,771,642

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $72,423,624:
Unaffiliated investments (cost $1,160,608,421)	$1,178,873,239
Affiliated investments (cost $167,129,489)	167,129,489
Foreign currency, at value (cost $1,152)	1,145
Receivable for investments sold	81,543,567
Interest receivable	11,727,121
Due from broker—variation margin	419,270
Receivable for capital stock sold	319,599
Unrealized appreciation on interest rate swaps	206,383
Unrealized appreciation on forward foreign currency contracts	100,836
Prepaid expenses	11,807
Interest receivable on swap agreement	6,644

Total Assets	1,440,339,100

LIABILITIES
Payable for investments purchased	170,960,975
Collateral for securities on loan	74,571,588
Payable to custodian	994,126
Management fee payable	396,061
Payable for capital stock repurchased	368,804
Accrued expenses and other liabilities	281,700
Deferred directors’ fees	8,165
Unrealized depreciation on forward foreign currency contracts	3,884
Withholding tax payable	2,544
Transfer agent fee payable	219

Total Liabilities	247,588,066

NET ASSETS	$1,192,751,034

Net assets were comprised of:
Common stock, at $0.01 par value	$1,064,443
Paid-in capital in excess of par	1,157,010,300

1,158,074,743
Undistributed net investment income	1,151,089
Accumulated net realized gain on investments	13,550,747
Net unrealized appreciation on investments and foreign currencies	19,974,455

Net assets, June 30, 2005	$1,192,751,034

Net asset value and redemption price per share, $1,192,751,034 / 106,444,266 outstanding shares of common stock (authorized 275,000,000 shares)	$11.21

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest (net of foreign withholding taxes of $19,978)	$31,537,357
Affiliated dividend income	725,590
Affiliated income from securities loaned, net	131,668

32,394,615

EXPENSES
Management fees	2,442,142
Custodian’s fees and expenses	141,000
Shareholders’ reports	124,000
Directors’ fees	19,000
Insurance expenses	20,000
Audit fee	9,700
Commitment fee on syndicated credit agreement	7,400
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	1,200
Miscellaneous	4,024

Total expenses	2,773,466
Less: custodian fee credit	(6,551)

Net expenses	2,766,915

NET INVESTMENT INCOME	29,627,700

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	7,480,634
Futures transactions	6,568,100
Foreign currency transactions	577,986
Swaps	169,619

14,796,339

Net change in unrealized appreciation (depreciation) on:
Investments	(10,845,686)
Futures	280,620
Foreign currencies	599,841
Interest rate swaps	(111,076)

(10,076,301)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,720,038

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,347,738

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$29,627,700	$62,388,239
Net realized gain on investments and foreign currencies	14,796,339	23,636,787
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,076,301)	(12,479,909)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,347,738	73,545,117

DIVIDENDS:
Dividends from net investment income	(33,187,702)	(59,934,775)
Distributions from net realized capital gains	(8,967,165)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(42,154,867)	(59,934,775)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,309,493 and 4,067,619 shares, respectively]	25,972,283	45,699,435
Capital stock issued in reinvestment of dividends and distributions [3,824,726 and 5,347,081 shares, respectively]	42,154,867	59,934,775
Capital stock repurchased [13,485,526 and 22,539,459 shares, respectively]	(151,238,554)	(253,550,802)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(83,111,404)	(147,916,592)

TOTAL DECREASE IN NET ASSETS	(90,918,533)	(134,306,250)
NET ASSETS:
Beginning of period	1,283,669,567	1,417,975,817

End of period (a)	$1,192,751,034	$1,283,669,567

(a) Includes undistributed net investment income of:	$1,151,089	$4,711,091

SEE NOTES TO FINANCIAL STATEMENTS.

A2

EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

as of June 30, 2005

ASSETS
Investments, at value including securities on loan of $358,414,247:
Unaffiliated investments (cost $3,451,667,597)	$3,956,449,542
Affiliated investments (cost $421,716,309)	421,716,309
Foreign currency, at value (cost $35,160)	35,340
Receivable for investments sold	14,749,330
Dividends and interest receivable	4,225,709
Tax reclaim recievable	115,383
Prepaid expenses	36,916
Receivable for capital stock sold	19,227

Total Assets	4,397,347,756

LIABILITIES
Collateral for securities on loan	374,830,438
Payable for investments purchased	16,567,802
Management fee payable	1,490,532
Accrued expenses and other liabilities	1,316,647
Payable for capital stock repurchased	939,397
Due to broker—variation margin	6,880
Transfer agent fee payable	439
Distribution fee payable	290
Administration fee payable	174
Payable to custodian	25

Total Liabilities	395,152,624

NET ASSETS	$4,002,195,132

Net assets were comprised of:
Common stock, at $0.01 par value	$1,791,863
Paid-in capital in excess of par	4,070,813,597

4,072,605,460
Undistributed net investment income	19,886,544
Accumulated net realized loss on investments	(595,068,228)
Net unrealized appreciation on investments and foreign currencies	504,771,356

Net assets, June 30, 2005	$4,002,195,132

Class I:
Net asset value and redemption price per share, $4,000,791,049 / 179,123,376 outstanding shares of common stock (authorized 525,000,000 shares)	$22.34

Class II:
Net asset value and redemption price per share, $1,404,083 / 62,877 outstanding shares of common stock (authorized 50,000,000 shares)	$22.33

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of $631,049 foreign withholding tax)	$28,452,932
Affiliated dividend income	533,523
Interest	325,517
Affiliated income from securities loaned, net	227,355

29,539,327

EXPENSES
Management fee	8,880,981
Shareholders’ reports	365,000
Custodian’s fees and expenses	212,000
Insurance expenses	59,000
Legal fees and expenses	52,000
Directors’ fees	27,000
Commitment fee on syndicated credit agreement	25,000
Audit fee	25,000
Miscellaneous	6,237
Transfer agent’s fees and expenses (including affiliated expenses of $2,500)	3,000
Distribution fee—Class II	1,501
Administration fee—Class II	901

Total operating expenses	9,657,620
Less: custodian fee credit	(5,631)

Net expenses	9,651,989

NET INVESTMENT INCOME	19,887,338

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	197,981,737
Futures transactions	(48,753)
Foreign currency transactions	(61,159)

197,871,825

Net change in unrealized appreciation (depreciation) on:
Investments	(214,543,446)
Futures	(6,600)
Foreign currencies	(7)

(214,550,053)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(16,678,228)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,209,110

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,887,338	$51,028,928
Net realized gain (loss) on investments and foreign currencies	197,871,825	137,366,918
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(214,550,053)	188,905,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,209,110	377,301,098

DIVIDENDS:
Dividends from net investment income
Class I	(901,423)	(50,405,570)
Class II	—	(9,198)

TOTAL DIVIDENDS	(901,423)	(50,414,768)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,654,532 and 4,902,308 shares, respectively]	36,077,095	102,414,548
Net asset value of shares issued in merger (1,320,590 and 0 shares, respectively)	28,041,417	—
Capital stock issued in reinvestment of dividends [41,888 and 2,300,828 shares, respectively]	901,423	50,414,768
Capital stock repurchased [9,245,049 and 17,031,464 shares, respectively]	(201,986,013)	(356,013,098)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(136,966,078)	(203,183,782)

TOTAL DECREASE IN NET ASSETS	(134,658,391)	123,702,548
NET ASSETS:
Beginning of period	4,136,853,523	4,013,150,975

End of period (a)	$4,002,195,132	$4,136,853,523

(a) Includes undistributed net investment income of:	$19,886,544	$900,629

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $540,944,707:
Unaffiliated investments (cost $3,208,722,657)	$3,393,850,651
Affiliated investments (cost $807,336,310)	807,336,310
Receivable for investments sold	53,438,982
Dividends and interest receivable	10,517,785
Due from broker—variation margin	54,041
Prepaid expenses	33,327
Receivable for capital stock sold	8,814

Total Assets	4,265,239,910

LIABILITIES
Collateral for securities on loan	564,697,497
Payable for investments purchased	181,868,004
Management fee payable	1,746,777
Accrued expenses and other liabilities	507,479
Payable for capital stock repurchased	474,628
Transfer agent fee payable	604
Payable to custodian	87

Total Liabilities	749,295,076

NET ASSETS	$3,515,944,834

Net assets were comprised of:
Common stock, at $0.01 par value	$2,156,211
Paid-in capital in excess of par	3,323,086,363

3,325,242,574
Undistributed net investment income	32,963,997
Accumulated net realized loss on investments	(27,540,757)
Net unrealized appreciation on investments	185,279,020

Net assets, June 30, 2005	$3,515,944,834

Net asset value and redemption price per share, $3,515,944,834 / 215,621,097 outstanding shares of common stock (authorized 600,000,000 shares)	$16.31

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $1,668 foreign withholding tax)	$21,856,441
Interest	18,518,985
Affiliated dividend income	3,315,803
Affiliated income from securities loaned, net	500,695

44,191,924

EXPENSES
Management fee	10,724,261
Custodian’s fees and expenses	275,000
Shareholders’ reports	106,000
Insurance expenses	55,000
Directors’ fees	29,000
Commitment fee on syndicated credit agreement	16,000
Audit fee	12,000
Interest	11,000
Legal fees and expenses	3,600
Transfer agent’s fees and expenses (including affiliated expense of $900)	900
Miscellaneous	1,845

Total expenses	11,234,606
Less: custodian fee credit	(6,679)

Net expenses	11,227,927

NET INVESTMENT INCOME	32,963,997

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	128,139,671
Futures transactions	2,991,092

131,130,763

Net change in unrealized appreciation (depreciation) on:
Investments	(151,181,887)
Futures	(3,506,193)

(154,688,080)

NET LOSS ON INVESTMENTS	(23,557,317)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,406,680

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,963,997	$67,692,398
Net realized gain on investments	131,130,763	277,834,444
Net change in unrealized appreciation (depreciation) on investments	(154,688,080)	37,872,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,406,680	383,399,783

DIVIDENDS:
Dividends from net investment income	(68,680,004)	(52,897,054)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,277,949 and 2,576,492 shares, respectively]	20,803,675	39,870,970
Capital stock issued in reinvestment of dividends and distributions [4,311,362 and 3,496,170 shares, respectively]	68,680,004	52,897,054
Capital stock repurchased [24,163,434 and 15,095,754 shares, respectively]	(397,746,023)	(233,366,733)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(308,262,344)	(140,598,709)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(367,535,668)	189,904,020
NET ASSETS:
Beginning of period	3,883,480,502	3,693,576,482

End of period (a)	$3,515,944,834	$3,883,480,502

(a) Includes undistributed net investment income of:	$32,963,997	$68,680,004

SEE NOTES TO FINANCIAL STATEMENTS.

A4

GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $77,437,343:
Unaffiliated investments (cost $634,762,819)	$698,177,858
Affiliated investments (cost $80,881,626)	80,881,626
Foreign currency, at value (cost $14,159,627)	14,352,023
Dividends and interest receivable	802,306
Receivable for investments sold	245,040
Foreign tax reclaim receivable	100,415
Receivable for capital stock sold	29,422
Prepaid expenses	6,459

Total assets	794,595,149

LIABILITIES
Collateral for securities on loan	80,881,626
Management fee payable	442,465
Accrued expenses and other liabilities	417,192
Payable to custodian	236,023
Payable for capital stock repurchased	207,880
Payable for investments purchased	192,272
Transfer agent fee payable	1,568

Total liabilities	82,379,026

NET ASSETS	$712,216,123

Net assets were comprised of:
Common stock, at $0.01 par value	$440,129
Paid-in capital in excess of par	840,649,131

841,089,260
Undistributed net investment income	4,002,765
Accumulated net realized loss on investments	(196,467,942)
Net unrealized appreciation on investments and foreign currencies	63,592,040

Net assets, June 30, 2005	$712,216,123

Net asset value and redemption price per share, $712,216,123 / 44,012,892 outstanding shares of common stock (authorized 125,000,000 shares)	$16.18

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $736,219 foreign withholding tax)	$6,671,378
Affiliated income from securities loaned, net	174,481
Affiliated dividend income	74,847
Interest	5,381

6,926,087

EXPENSES
Management fee	2,625,101
Custodian’s fees and expenses	175,000
Shareholders’ reports	68,000
Directors’ fees	10,000
Insurance expenses	9,700
Audit fee	7,400
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,700
Transfer agent’s fees and expenses (including affiliated expenses of $2,400)	2,500
Miscellaneous	3,677

Total operating expenses	2,908,078
Less: custodian fee credit	(1,379)

Net expenses	2,906,699

NET INVESTMENT INCOME	4,019,388

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	28,595,450
Foreign currency transactions	(687,038)

27,908,412

Net change in unrealized appreciation (depreciation) on:
Investments	(38,582,951)
Foreign currencies	(121,059)

(38,704,010)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(10,795,598)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,776,210)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,019,388	$4,416,437
Net realized gain on investments and foreign currencies	27,908,412	49,426,072
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(38,704,010)	6,753,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,776,210)	60,595,802

DIVIDENDS:
Dividends from net investment income	(4,467,100)	(6,503,370)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [4,207,706 and 4,388,836 shares, respectively]	68,621,904	67,022,905
Capital stock issued in reinvestment of dividends [279,893 and 428,700 shares, respectively]	4,467,100	6,503,370
Capital stock repurchased [2,528,080 and 6,721,998 shares, respectively]	(40,716,285)	(102,162,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	32,372,719	(28,636,080)

TOTAL INCREASE IN NET ASSETS	21,129,409	25,456,352
NET ASSETS:
Beginning of period	691,086,714	665,630,362

End of period (a)	$712,216,123	$691,086,714

(a)Includes undistributed net investment income of:	$4,002,765	$4,450,477

SEE NOTES TO FINANCIAL STATEMENTS.

A5

GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $8,454,947:
Unaffiliated investments (cost $383,255,323)	$388,309,540
Affiliated investments (cost $81,043,062)	81,043,062
Receivable for investments sold	60,520,357
Interest receivable	2,975,125
Due from broker—variation margin	70,387
Receivable for capital stock sold	20,460
Unrealized appreciation on interest rate swaps	7,734
Interest receivable on swap agreements	7,618
Prepaid assets	3,938

Total Assets	532,958,221

LIABILITIES
Payable for investments purchased	119,835,266
Collateral for securities on loan	8,787,585
Management fee payable	134,276
Payable for capital stock repurchased	59,756
Accrued expenses and other liabilities	41,576
Interest payable on swap agreements	6,005
Payable to custodian	3,701
Deferred directors’ fees	3,528
Transfer agent fee payable	102

Total Liabilities	128,871,795

NET ASSETS	$404,086,426

Net assets were comprised of:
Common stock, at $0.01 par value	$346,099
Paid-in capital in excess of par	398,908,708

399,254,807
Undistributed net investment income	386,283
Accumulated net realized loss on investments	(975,514)
Net unrealized appreciation on investments	5,420,850

Net assets, June 30, 2005	$404,086,426

Net asset value and redemption price per share, $404,086,426 / 34,609,858 outstanding shares of common stock (authorized 100,000,000 shares)	$11.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated interest income	$8,090,645
Affiliated dividend income	1,136,971
Income from securities loaned, net	62,697

9,290,313

EXPENSES
Management fee	818,710
Custodian’s fees and expenses	68,000
Shareholders’ reports	12,000
Audit fee	9,700
Directors’ fees	9,700
Insurance expenses	6,300
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	1,600
Transfer agent’s fees and expenses (including affiliated expense of $600)	600
Miscellaneous	2,016

Total expenses	934,626
Less: custodian fee credit	(4,416)

Net expenses	930,210

NET INVESTMENT INCOME	8,360,103

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	1,599,922
Futures transactions	907,350
Interest rate swaps	79,513

2,586,785

Net change in unrealized appreciation (depreciation) on:
Investments	43,080
Futures	222,189
Interest rate swaps	7,734

273,003

NET GAIN ON INVESTMENTS	2,859,788

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,219,891

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,360,103	$17,626,356
Net realized gain (loss) on investments	2,586,785	(1,822,628)
Net change in unrealized appreciation (depreciation) on investments	273,003	(2,660,780)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,219,891	13,142,948

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(10,182,905)	(17,811,600)
Distributions from net realized capital gains	—	(5,359,384)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(10,182,905)	(23,170,984)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [615,903 and 1,721,076 shares, respectively]	7,192,849	20,315,715
Capital stock issued in reinvestment of dividends and distributions [884,153 and 1,976,013 shares, respectively]	10,182,905	23,170,984
Capital stock repurchased [2,955,716 and 6,350,224 shares, respectively]	(34,482,938)	(74,818,441)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(17,107,184)	(31,331,742)

TOTAL DECREASE IN NET ASSETS	(16,070,198)	(41,359,778)
NET ASSETS:
Beginning of period	420,156,624	461,516,402

End of period (a)	$404,086,426	$420,156,624

(a) Includes undistributed net investment income of:	$386,283	$2,209,085

SEE NOTES TO FINANCIAL STATEMENTS.

A6

HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $287,309,487:
Unaffiliated investments (cost $1,504,291,507)	$1,523,567,451
Affiliated investments (cost $371,232,609)	371,232,609
Cash	8,963
Foreign currency, at value (cost: $59,911)	60,091
Dividends and interest receivable	29,888,447
Receivable for investments sold	9,002,510
Receivable for capital stock sold	37,446
Prepaid expenses	14,353

Total Assets	1,933,811,870

LIABILITIES
Collateral for securities on loan	302,189,675
Payable for investments purchased	10,356,819
Management fee payable	722,514
Payable for capital stock repurchased	332,701
Accrued expenses and other liabilities	234,630
Deferred director’s fee payable	5,246
Transfer agent fee payable	1,152

Total Liabilities	313,842,737

NET ASSETS	$1,619,969,133

Net assets were comprised of:
Common stock, at $0.01 par value	$3,058,476
Paid-in capital in excess of par	1,850,578,137

1,853,636,613
Undistributed net investment income	2,814,290
Accumulated net realized loss on investments	(255,689,205)
Net unrealized appreciation on investments and foreign currency	19,207,435

Net Assets June 30, 2005	$1,619,969,133

Net asset value and redemption price per share, $1,619,969,133 / 305,847,570 outstanding shares of common stock (authorized 600,000,000 shares)	$5.30

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest	$58,130,261
Affiliated dividend income	1,025,019
Unaffiliated dividend income (net of foreign withholding taxes of $1,415)	902,728
Affiliated income from securities loaned, net	388,606

60,446,614

EXPENSES
Management fee	4,313,047
Custodian’s fees and expenses	135,000
Shareholders’ reports	89,000
Insurance expenses	21,000
Directors’ fees	14,000
Audit fee	9,700
Commitment fee on syndicated credit agreement	8,900
Legal fees and expenses	6,700
Transfer agent’s fees and expenses (including affiliated expenses of $1,100)	1,200
Miscellaneous	5,692

Total expenses	4,604,239
Less: custodian fee credit	(20,908)

Net expenses	4,583,331

NET INVESTMENT INCOME	55,863,283

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment	6,042,131
Foreign currency transactions	(29)

6,042,102

Net change in unrealized appreciation (depreciation) on:
Investments	(44,623,352)
Foreign currencies	(72,674)

(44,696,026)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(38,653,924)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,209,359

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$55,863,283	$109,068,962
Net realized gain on investments and foreign currencies	6,042,102	33,076,326
Net change in unrealized appreciation (depreciation) on investments	(44,696,026)	2,657,216

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,209,359	144,802,504

DIVIDENDS:
Dividends from net investment income	(53,220,273)	(108,509,679)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [14,886,125 and 22,843,297 shares, respectively]	79,645,622	123,128,055
Capital stock issued in reinvestment of dividends [10,079,597 and 20,556,258 shares, respectively]	53,220,273	108,509,679
Capital stock repurchased [13,536,101 and 26,189,434 shares, respectively]	(72,569,276)	(138,934,319)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	60,296,619	92,703,415

TOTAL INCREASE IN NET ASSETS	24,285,705	128,996,240
NET ASSETS:
Beginning of period	1,595,683,428	1,466,687,188

End of period (a)	$1,619,969,133	$1,595,683,428

(a) Includes undistributed net investment income of:	$2,814,290	$171,280

SEE NOTES TO FINANCIAL STATEMENTS.

A7

JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $313,355,299:
Unaffiliated Investments (cost $1,761,689,358)	$2,092,202,985
Affiliated Investments ($349,610,132)	349,610,132
Receivable for investments sold	7,408,690
Receivable for capital stock sold	875,494
Dividends and interest receivable	856,108
Prepaid expenses	18,690
Tax reclaim receivable	19

2,450,972,118

LIABILITIES
Collateral for securities on loan	325,086,695
Payable for investments purchased	13,777,103
Management fee payable	1,442,429
Payable for capital stock repurchased	781,995
Accrued expenses	311,247
Payable to custodian	56,259
Distribution fee payable	16,789
Administration fee payable	10,073
Transfer agent fee payable	2,040

341,484,630

NET ASSETS	$2,109,487,488

Net assets were comprised of:
Common stock, at $0.01 par value	$1,156,771
Paid-in capital in excess of par	2,863,800,911

2,864,957,682
Undistributed net investment income	1,898,989
Accumulated net realized loss on investments	(1,087,882,810)
Net unrealized appreciation on investments and foreign currencies	330,513,627

Net assets, December 31, 2004	$2,109,487,488

Class I:
Net asset value and redemption price per share, $2,029,558,700 / 111,246,971 outstanding shares of common stock (authorized 275,000,000 shares)	$18.24

Class II:
Net asset value and redemption price per share, $79,928,788 / 4,430,104 outstanding shares of common stock (authorized 75,000,000 shares)	$18.04

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $364,359 foreign withholding tax)	$7,932,809
Affiliated dividend income	414,112
Affiliated income from securities loaned, net	241,885
Interest	263

8,589,069

EXPENSES
Management fee	6,101,664
Distribution fee—Class II	98,911
Administration fee—Class II	59,347
Shareholders’ reports	147,000
Custodian’s fees and expenses	127,000
Insurance expenses	30,000
Directors’ fees	17,000
Audit fee	7,900
Commitment fee on syndicated credit agreement	7,700
Legal fees and expenses	5,200
Transfer agent’s fees and expenses (including affiliated expenses of $3,000)	3,200
Miscellaneous	4,270

Total operating expenses	6,609,192
Less: custodian fee credit	(485)

Net expenses	6,608,707

NET INVESTMENT INCOME	1,980,362

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	67,739,549
Foreign currencies	(99,873)

67,639,676

Net change in unrealized appreciation (depreciation) on:
Investments	(57,066,288)
Foreign currencies	(3,660)

(57,069,948)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	10,569,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,550,090

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,980,362	$9,485,604
Net realized gain on investments and foreign currencies	67,639,676	43,329,941
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(57,069,948)	133,571,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,550,090	186,387,388

DIVIDENDS:
Dividends from net investment income
Class I	(429,383)	(8,976,218)
Class II	—	(34,040)

	(429,383)	(9,010,258)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [6,764,909 and 20,281,543 shares, respectively]	118,606,782	339,856,220
Capital stock issued in reinvestment of dividends [25,214 and 504,275 shares, respectively]	429,383	9,010,258
Capital stock repurchased [8,545,063 and 14,520,484 shares, respectively]	(150,699,919)	(243,917,708)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(31,663,754)	104,948,770

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,543,047)	282,325,900
NET ASSETS:
Beginning of period	2,129,030,535	1,846,704,635

End of period (a)	$2,109,487,488	$2,129,030,535

(a) Includes undistributed net investment income of:	$1,898,989	$348,010

SEE NOTES TO FINANCIAL STATEMENTS.

A8

MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments at value (amortized cost $912,858,718)	$912,858,718
Interest receivable	1,452,213
Receivable for capital stock sold	1,220,606
Prepaid expenses	8,801

Total Assets	915,540,338

LIABILITIES
Payable for capital stock repurchased	583,372
Management fee payable	300,953
Accrued expenses	233,548
Payable to custodian	62,583
Transfer agent fee payable	1,828

Total Liabilities	1,182,284

NET ASSETS	$914,358,054

Net assets were comprised of:
Common stock, at $0.01 par value	$914,358
Paid-in capital in excess of par	913,443,696

Net assets, June 30, 2005	$914,358,054

Net asset value and redemption price per share, $914,358,054 / 91,435,805 outstanding shares of common stock (authorized 275,000,000 shares)	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest	$12,785,139

EXPENSES
Management fee	1,819,897
Shareholders’ reports	121,000
Custodian’s fees and expenses	53,000
Directors’ fees	14,000
Insurance expenses	14,000
Audit fee	6,600
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,700)	2,700
Miscellaneous	4,163

Total expenses	2,040,360
Less: custodian fee credit	(309)

Net expenses	2,040,051

NET INVESTMENT INCOME	10,745,088

NET REALIZED GAIN ON INVESTMENTS	2,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,747,351

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,745,088	$9,340,610
Net realized gain on investments	2,263	24,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,747,351	9,365,525

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(10,745,088)	(9,340,610)
Distributions from net realized capital gains	(2,263)	(24,915)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(10,747,351)	(9,365,525)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [31,918,393 and 50,222,414 shares, respectively]	319,183,940	502,224,143
Capital stock issued in reinvestment of dividends and distributions [1,074,735 and 936,553 shares, respectively]	10,747,351	9,365,526
Capital stock repurchased [30,092,898 and 55,988,466 shares, respectively]	(300,928,984)	(559,884,661)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	29,002,307	(48,294,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,002,307	(48,294,992)
NET ASSETS:
Beginning of period	885,355,747	933,650,739

End of period	$914,358,054	$885,355,747

SEE NOTES TO FINANCIAL STATEMENTS.

A9

NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value, including securities on loan of $171,531,485:
Unaffiliated investments (cost $469,307,935)	$721,049,538
Affiliated investments (cost $198,835,625)	198,835,625
Cash	114,626
Dividends and interest receivable	798,058
Receivable for investments sold	181,259
Receivable for capital stock sold	99,182
Prepaid expenses	5,858

Total Assets	921,084,146

LIABILITIES
Collateral for securities on loan	178,187,183
Management fee payable	393,121
Payable for capital stock repurchased	141,789
Accrued expenses and other liabilities	104,520
Foreign currency, at value (cost $81,698)	82,488
Withholding tax payable	34,751
Transfer agent fee payable	529
Unrealized depreciation on forward foreign currency contracts	34
Distribution fee payable	34

Total Liabilities	178,944,449

NET ASSETS	$742,139,697

Net assets were comprised of:
Common stock, at $0.01 par value	$216,989
Paid-in capital in excess of par	405,154,231

405,371,220
Distributions in excess of net investment income	(12,653,395)
Accumulated net realized gain on investments	97,680,373
Net unrealized appreciation on investments and foreign currencies	251,741,499

Net assets, June 30, 2005	$742,139,697

Class I:
Net asset value and redemption price per share, $741,807,496 / 21,689,225 outstanding shares of common stock (authorized 100,000,000 shares)	$34.20

Class II:
Net asset value and redemption price per share, $332,201 / 9,721 outstanding shares of common stock (authorized 10,000,000 shares)	$34.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $195,875)	$3,309,851
Affiliated dividend income	155,553
Affiliated Income from securities loaned, net	430,755

3,896,159

EXPENSES
Management fee	1,515,414
Distribution fee—Class II	34
Administration fee—Class II	21
Custodian’s fees and expenses	106,000
Shareholders’ reports	23,000
Directors’ fees	8,300
Insurance expenses	7,900
Audit fee	7,300
Legal fees and expenses	4,500
Commitment fee on syndicated credit agreement	2,800
Transfer agent’s fees and expenses (including affiliated expenses of $600)	600
Miscellaneous	4,559

Total expenses	1,680,428
Less: custodian fee credit	(2,649)

Net expenses	1,677,779

NET INVESTMENT INCOME	2,218,380

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	97,780,183
Foreign currency transactions	(62,439)

97,717,744

Net change in unrealized appreciation (depreciation) on:
Investments	8,749,916
Foreign currencies	(174)

8,749,742

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	106,467,486

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,685,866

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,218,380	$2,659,732
Net realized gain on investments and foreign currencies	97,717,744	61,183,272
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,749,742	61,162,809

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	108,685,866	125,005,813

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(27,981)	(18,430,595)
Class II	—	—
Distributions from net realized capital gains
Class I	(60,008,879)	(19,967,025)
Class II	—	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(60,036,860)	(38,397,620)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [871,510 and 1,401,282 shares, respectively]	29,144,041	39,851,530
Capital stock issued in reinvestment of dividends and distributions [1,857,002 and 1,462,209 shares, respectively]	60,036,860	38,397,620
Capital stock repurchased [560,466 and 1,476,976 shares, respectively]	(18,245,143)	(41,027,681)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	70,935,758	37,221,469

TOTAL INCREASE IN NET ASSETS	119,584,764	123,829,662
NET ASSETS:
Beginning of period	622,554,933	498,725,271

End of period	$742,139,697	$622,554,933

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SMALL CAPITALIZATION STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $136,411,809:
Unaffiliated investments (cost $532,126,207)	$722,001,771
Affiliated investments (cost $141,826,386)	141,826,386
Cash	1,126,986
Receivable for investments sold	1,109,396
Dividends and interest receivable	534,012
Receivable for capital stock sold	73,972
Prepaid expenses	6,284

Total Assets	866,678,807

LIABILITIES
Collateral for securities on loan	141,674,998
Payable for investments purchased	2,307,936
Management fee payable	235,721
Payable for capital stock repurchased	215,642
Accrued expenses and other liabilities	188,106
Transfer agent fee payable	145
Due to broker—variation margin	321

Total Liabilities	144,622,869

NET ASSETS	$722,055,938

Net assets were comprised of:
Common stock, at $0.01 par value	$354,550
Paid-in capital in excess of par	513,352,264

513,706,814
Undistributed net investment income	2,214,731
Accumulated net realized gain on investments	16,252,224
Net unrealized appreciation on investments	189,882,169

Net assets, June 30, 2005	$722,055,938

Net asset value and redemption price per share, $722,055,938 / 35,454,992 outstanding shares of common stock (authorized 100,000,000 shares)	$20.37

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $1,490 foreign withholding tax)	$3,606,954
Affiliated dividend income	17,854
Affiliated income from securities loaned, net	222,743
Interest	3,048

3,850,599

EXPENSES
Management fee	1,404,808
Custodian’s fees and expenses	118,000
Shareholders’ reports	51,000
Insurance expenses	10,000
Directors’ fees	8,200
Audit fee	7,700
Interest	7,500
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,700
Transfer agent’s fees and expenses (including affiliated expense of $800)	800
Miscellaneous	22,738

Total operating expenses	1,638,446
Less: custodian fee credit	(2,578)

Net expenses	1,635,868

NET INVESTMENT INCOME	2,214,731

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	19,315,364
Futures	178,137

19,493,501

Net change in unrealized appreciation (depreciation) on:
Investments	(11,286,962)
Futures	(170)

(11,287,132)

NET GAIN ON INVESTMENTS	8,206,369

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,421,100

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,214,731	$4,078,755
Net realized gain on investments	19,493,501	43,265,956
Net change in unrealized appreciation (depreciation) on investments	(11,287,132)	87,541,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,421,100	134,885,741

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(178,755)	(3,949,770)
Distributions from net realized capital gains	(42,621,094)	(2,458,828)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(42,799,849)	(6,408,598)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,113,036 and 2,655,531 shares, respectively]	22,655,241	49,733,501
Capital stock issued in reinvestment of dividends and distributions [2,182,552 and 324,158 shares, respectively]	42,799,849	6,408,598
Capital stock repurchased [2,686,899 and 3,284,892 shares, respectively]	(54,250,211)	(61,288,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	11,204,879	(5,146,078)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,173,870)	123,331,065
NET ASSETS:
Beginning of period	743,229,808	619,898,743

End of period (a)	$722,055,938	$743,229,808

(a) Includes undistributed net investment income of:	$2,214,731	$178,755

SEE NOTES TO FINANCIAL STATEMENTS.

A11

STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $566,604,696:
Unaffiliated investments (cost $2,366,837,984)	$3,096,627,306
Affiliated investments (cost $660,836,871)	660,836,871
Dividends receivable	3,833,631
Receivable for investments sold	2,697,200
Receivable for capital stock sold	181,831
Prepaid expenses	28,837

Total Assets	3,764,205,676

LIABILITIES
Collateral for securities on loan	592,295,718
Payable for investments purchased	3,097,316
Payable for capital stock repurchased	1,197,442
Management fee payable	921,601
Accrued expenses	477,916
Due to broker—variation margin	471,266
Transfer agent fee payable	1,749

Total Liabilities	598,463,008

NET ASSETS	$3,165,742,668

Net assets were comprised of:
Common stock, at $0.01 par value	$1,049,137
Paid-in capital in excess of par	2,378,781,894

2,379,831,031
Undistributed net investment income	23,081,392
Accumulated net realized gain on investments	34,025,436
Net unrealized appreciation on investments	728,804,809

Net assets, June 30, 2005	$3,165,742,668

Net asset value and redemption price per share, $3,165,742,668 / 104,913,736 outstanding shares of common stock (authorized 275,000,000 shares)	$30.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividend income	$27,431,691
Affiliated dividend income	1,165,334
Affiliated income from securities loaned, net	346,525
Interest	74,648

29,018,198

EXPENSES
Management fee	5,452,868
Custodian’s fees and expenses	201,000
Shareholders’ reports	178,000
Insurance expenses	44,000
Directors’ fees	24,000
Commitment fee on syndicated credit agreement	13,000
Audit fee	7,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,600)	2,700
Miscellaneous	7,769

Total expenses	5,937,337
Less: custodian fee credit	(531)

Net expenses	5,936,806

NET INVESTMENT INCOME	23,081,392

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	36,186,676
Futures transactions	(355,768)

35,830,908

Net change in unrealized appreciation (depreciation) on:
Investments	(89,435,768)
Futures	(1,555,801)

(90,991,569)

NET LOSS ON INVESTMENTS	(55,160,661)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,079,269)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,081,392	$48,432,007
Net realized gain on investments	35,830,908	82,299,696
Net change in unrealized appreciation (depreciation) on investments	(90,991,569)	165,798,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,079,269)	296,530,085

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,589,801)	(47,984,184)
Distributions from net realized capital gains	(80,427,226)	(50,558,478)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(82,017,027)	(98,542,662)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [9,283,080 and 9,453,913 shares, respectively]	286,705,728	278,172,758
Capital stock issued in reinvestment of dividends and distributions [2,774,595 and 3,317,515 shares, respectively]	82,017,027	98,542,662
Capital stock repurchased [6,056,192 and 14,255,340 shares, respectively]	(183,556,802)	(420,932,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	185,165,953	(44,217,051)

TOTAL INCREASE IN NET ASSETS	71,069,657	153,770,372
NET ASSETS:
Beginning of period	3,094,673,011	2,940,902,639

End of period (a)	$3,165,742,668	$3,094,673,011

(a) Includes undistributed net investment income of:	$23,081,392	$1,589,801

SEE NOTES TO FINANCIAL STATEMENTS.

A12

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $280,711,172:
Unaffiliated investments (cost $1,289,254,820)	$1,587,343,414
Affiliated investments (cost $322,173,575)	322,173,575
Cash	38,855
Foreign currency, at value (cost: $197,734)	196,511
Receivable for investments sold	13,671,907
Dividends and interest receivable	2,273,962
Receivable for capital stock sold	101,419
Prepaid expenses	14,482

Total Assets	1,925,814,125

LIABILITIES
Collateral for securities on loan	293,350,481
Payable for investments purchased	16,225,980
Management fee payable	530,036
Payable for capital stock repurchased	476,909
Accrued expenses and other liabilities	825,883
Transfer agent fee payable	444
Distribution fee payable	638
Administration fee payable	385

Total Liabilities	311,410,756

NET ASSETS	$1,614,403,369

Net assets were comprised of:
Common stock, at $0.01 par value	$777,584
Paid-in capital in excess of par	1,357,320,637

1,358,098,221
Undistributed net investment income	10,723,030
Accumulated net realized loss on investments and foreign currencies	(52,505,963)
Net unrealized appreciation on investments and foreign currencies	298,088,081

Net assets, June 30, 2005	$1,614,403,369

Class I:
Net asset value and redemption price per share $1,611,262,242 / 77,607,047 outstanding shares of common stock (authorized 275,000,000 shares)	$20.76

Class II:
Net asset value and redemption price per share, $3,141,127 / 151,356 outstanding shares of common stock (authorized 50,000,000 shares)	$20.75

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $427,083 foreign withholding tax)	$13,469,864
Affiliated dividend income	426,440
Affiliated income from securities loaned, net	243,048
Interest	80

14,139,432

EXPENSES
Management fee	3,141,635
Distribution fee—Class II	3,711
Administration fee—Class II	2,227
Shareholders’ reports	108,000
Custodian’s fees and expenses	99,000
Insurance expenses	22,000
Directors’ fees	15,000
Audit fee	7,400
Commitment fee on syndicated credit agreement	6,500
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $2,600)	2,700
Miscellaneous	3,459

Total expenses	3,416,632
Less: custodian fee credit	(1,659)

Net expenses	3,414,973

NET INVESTMENT INCOME	10,724,459

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	90,410,875
Foreign currency transactions	98,372

90,509,247

Net change in unrealized appreciation (depreciation) on:
Investments	(34,459,745)
Foreign currencies	(1,523)

(34,461,268)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	56,047,979

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,772,438

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,724,459	$22,060,925
Net realized gain on investments	90,509,247	77,062,241
Net change in unrealized appreciation (depreciation) on investments	(34,461,268)	129,044,352

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	66,772,438	228,167,518

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(1,624,516)	(20,412,598)
Class II	—	(26,411)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,624,516)	(20,439,009)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,550,588 and 3,961,436 shares, respectively]	30,989,788	72,300,449
Capital stock issued in reinvestment of dividends [81,634 and 1,041,743 shares, respectively]	1,624,516	20,439,009
Capital stock repurchased [4,090,051 and 8,812,231 shares, respectively]	(81,934,616)	(160,915,601)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(49,320,312)	(68,176,143)

TOTAL INCREASE IN NET ASSETS	15,827,610	139,552,366
NET ASSETS:
Beginning of period	1,598,575,759	1,459,023,393

End of period (a)	$1,614,403,369	$1,598,575,759

(a) Includes undistributed net investment income of:	$10,723,030	$1,623,087

SEE NOTES TO FINANCIAL STATEMENTS.

A13

ZERO COUPON BOND PORTFOLIO 2005

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value
Unaffiliated investments (cost $52,983,333)	$53,345,939
Affiliated investments (cost $293,339)	293,339
Receivable for investments sold	4,774,616
Prepaid expenses	564
Interest receivable	208

Total Assets	58,414,666

LIABILITIES
Accrued expenses and other liabilities	29,510
Management fee payable	19,227
Payable for capital stock repurchased	6,588
Transfer agent fee payable	125

Total Liabilities	55,450

NET ASSETS	$58,359,216

Net assets were comprised of:
Common stock, at $0.01 par value	$47,275
Paid-in capital in excess of par	57,953,538

58,000,813
Undistributed net investment income	56,925
Accumulated net realized loss on investments	(61,128)
Net unrealized appreciation on investments	362,606

Net assets, June 30, 2005	$58,359,216

Net asset value and redemption price per share, $58,359,216 / 4,727,479 outstanding shares of common stock (authorized 100,000,000 shares)	$12.34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest	$1,460,404
Affiliated dividend income	16,133

1,476,537

EXPENSES
Management fee	117,459
Custodian’s fees and expenses	48,000
Shareholders’ reports	8,700
Directors’ fees	6,000
Audit fee	4,300
Legal fees and expenses	2,900
Insurance expenses	900
Transfer agent’s fees and expenses (including affiliated expense of $180)	100
Miscellaneous	1,798

Total expenses	190,157

NET INVESTMENT INCOME	1,286,380

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(61,128)
Net change in unrealized appreciation (depreciation) on investments	(742,391)

NET LOSS ON INVESTMENTS	(803,519)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$482,861

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,286,380	$2,597,144
Net realized gain (loss) on investments	(61,128)	396,206
Net change in unrealized appreciation (depreciation) on investments	(742,391)	(2,663,265)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	482,861	330,085

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,229,455)	(2,597,144)
Distributions from net realized capital gains	(395,722)	(1,497,906)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,625,177)	(4,095,050)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [38,465 and 120,558 shares, respectively]	481,329	1,573,155
Capital stock issued in reinvestment of dividends and distributions [131,341 and 318,012 shares, respectively]	1,625,177	4,095,050
Capital stock repurchased [253,677 and 401,001 shares, respectively]	(3,174,688)	(5,230,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(1,068,182)	438,126

TOTAL DECREASE IN NET ASSETS	(2,210,498)	(3,326,839)
NET ASSETS:
Beginning of period	60,569,714	63,896,553

End of period	$58,359,216	$60,569,714

(a) Includes undistributed net investment income of:	$56,925	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 57.6%	Shares	Value (Note 2)
Aerospace — 1.2%
Boeing Co.(b)	123,300	$8,137,800
General Dynamics Corp.(b)	29,600	3,242,384
Honeywell International, Inc.	126,212	4,623,146
Lockheed Martin Corp.(b)	59,900	3,885,713
Northrop Grumman Corp.	56,062	3,097,425
Raytheon Co.	67,100	2,624,952
Rockwell Collins, Inc.	26,200	1,249,216
United Technologies Corp.	150,200	7,712,770

		34,573,406

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	20,600	77,456
Southwest Airlines Co.(b)	109,900	1,530,907

		1,608,363

Apparel — 0.2%
Cintas Corp.(b)	21,300	822,180
Coach, Inc.(a)	60,200	2,020,914
Jones Apparel Group, Inc.	15,600	484,224
Nike, Inc. (Class “B” Stock)	34,100	2,953,060
Reebok International Ltd.(b)	9,000	376,470

		6,656,848

Autos – Cars & Trucks — 0.4%
Cummins Engine, Inc.(b)	5,600	417,816
Dana Corp.	25,000	375,250
Delphi Automotive Systems Corp.	86,252	401,072
Ford Motor Co.(b)	274,795	2,813,901
General Motors Corp.(b)	81,791	2,780,894
Genuine Parts Co.(b)	26,100	1,072,449
Navistar International Corp.(a)(b)	11,700	374,400
PACCAR, Inc.	26,575	1,807,100
Visteon Corp.(b)	11,311	68,205

		10,111,087

Banks and Savings & Loans — 4.2%
AmSouth Bancorporation(b)	53,900	1,401,400
Bank of New York Co., Inc. (The)	115,500	3,324,090
BankAmerica Corp.(b)	598,666	27,305,156
BB&T Corp.(b)	80,100	3,201,597
Comerica, Inc.(b)	24,100	1,392,980
Compass Bancshares, Inc.	18,700	841,500
First Horizon National Corp.	17,000	717,400
Golden West Financial Corp.(b)	41,800	2,691,084
Huntington Bancshares, Inc.	33,836	816,801
J.P. Morgan & Chase Co.	526,201	18,585,419
KeyCorp Ltd.	60,400	2,002,260
M&T Bank Corp.	14,700	1,545,852
Mellon Financial Corp.	62,000	1,778,780
National City Corp.	88,300	3,012,796
North Fork Bancorporation, Inc.	69,000	1,938,210
Northern Trust Corp.	31,200	1,422,408
PNC Financial Services Group, Inc. (The)	40,600	2,211,076
Providian Financial Corp.(a)	43,100	759,853
Regions Financial Corp.(b)	66,935	2,267,758
Sovereign Bancorp, Inc.(b)	54,900	1,226,466
SunTrust Banks, Inc.(b)	50,400	3,640,896
U.S. Bancorp	273,085	7,974,082
Wachovia Corp.	235,480	11,679,808

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
Wells Fargo & Co.	250,500	$15,425,790
Zions Bancorp	12,550	922,802

		118,086,264

Business Services — 0.1%
Fiserv, Inc.(a)	31,100	1,335,745
Omnicom Group, Inc.	27,700	2,212,122
Robert-Half International, Inc.	22,200	554,334

		4,102,201

Chemicals — 0.7%
Air Products & Chemicals, Inc.	32,900	1,983,870
Dow Chemical Co.	141,031	6,280,110
Du Pont E.I. de Nemours & Co.	146,620	6,306,126
Eastman Chemical Co.(b)	11,400	628,710
Engelhard Corp.	18,100	516,755
Great Lakes Chemical Corp.	6,300	198,261
Hercules, Inc.(a)	17,500	247,625
Praxair, Inc.	48,100	2,241,460
Rohm & Haas Co.(b)	28,611	1,325,834
Sigma-Aldrich Corp.(b)	10,100	566,004

		20,294,755

Commercial Services
Convergys Corp.(a)	22,000	312,840

Computers — 0.8%
Apple Computer, Inc.(a)	118,000	4,343,580
Dell, Inc.(a)	362,800	14,334,228
Gateway, Inc.(a)	48,800	161,040
NCR Corp.(a)	26,400	927,168
Sun Microsystems, Inc.(a)	493,000	1,838,890

		21,604,906

Computer Services — 3.9%
Adobe Systems, Inc.	72,400	2,072,088
Affiliated Computer Services, Inc.(a)(b)	17,600	899,360
Autodesk, Inc.	33,600	1,154,832
Automatic Data Processing, Inc.	85,100	3,571,647
BMC Software, Inc.(a)	33,600	603,120
Cisco Systems, Inc.(a)	955,400	18,257,694
Citrix Systems, Inc.(a)	27,200	589,152
Computer Associates International, Inc.(b)	77,764	2,136,955
Computer Sciences Corp.(a)(b)	28,800	1,258,560
Compuware Corp.(a)	59,000	424,210
Comverse Technology, Inc.(a)	28,800	681,120
Electronic Arts, Inc.(a)	43,200	2,445,552
Electronic Data Systems Corp.(b)	76,100	1,464,925
EMC Corp.(a)	360,050	4,936,286
First Data Corp.(b)	117,010	4,696,781
Intuit, Inc.(a)(b)	29,400	1,326,234
Mercury Interactive Corp.(a)(b)	13,000	498,680
Microsoft Corp.	1,493,300	37,093,572
Network Appliance, Inc.(a)(b)	54,500	1,540,715
Novell, Inc.(a)	55,200	342,240
Oracle Corp.(a)	665,300	8,781,960
Parametric Technology Corp.(a)	49,200	313,896
Seagate Technology, Inc.(a)(e)	33,700	0

SEE NOTES TO FINANCIAL STATEMENTS.

B1

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
Siebel Systems, Inc.	66,800	$594,520
SunGard Data Systems, Inc.(a)	43,400	1,526,378
Symantec Corp.(a)	98,500	2,141,390
Symbol Technologies, Inc.	31,900	314,853
Unisys Corp.(a)	49,200	311,436
VERITAS Software Corp.(a)	63,048	1,538,371
Yahoo!, Inc.(a)	190,700	6,607,755

		108,124,282

Construction — 0.2%
Centex Corp.(b)	18,400	1,300,328
Fluor Corp.(b)	12,300	708,357
KB Home	12,500	952,875
Pulte Homes, Inc.	18,200	1,533,350
Vulcan Materials Co.	14,300	929,357

		5,424,267

Containers — 0.1%
Ball Corp.	17,600	632,896
Bemis Co., Inc.(b)	14,400	382,176
Pactiv Corp.(a)	21,400	461,812
Sealed Air Corp.(a)	12,500	622,375

		2,099,259

Cosmetics & Soaps — 1.2%
Alberto-Culver Co. (Class “B” Stock)	11,850	513,460
Avon Products, Inc.	70,200	2,657,070
Colgate-Palmolive Co.(b)	78,900	3,937,899
Gillette Co.	145,300	7,356,539
International Flavors & Fragrances, Inc.	12,200	441,884
Procter & Gamble Co. (The)	373,300	19,691,575

		34,598,427

Diversified Consumer Products — 0.8%
Altria Group, Inc.	304,500	19,688,970
Eastman Kodak Co.(b)	42,200	1,133,070
Fortune Brands, Inc.	21,100	1,873,680

		22,695,720

Diversified Office Equipment — 0.2%
Avery Dennison Corp. (Class “A” Stock)(b)	15,500	820,880
Lexmark International, Inc.(a)(b)	19,433	1,259,841
Pitney Bowes, Inc.	33,400	1,454,570
Xerox Corp.(a)	144,100	1,987,139

		5,522,430

Diversified Operations — 2.1%
Cendant Corp.	153,500	3,433,795
General Electric Co.	1,563,900	54,189,135

		57,622,930

Drugs & Medical Supplies — 6.5%
Abbott Laboratories	228,900	11,218,389
Allergan, Inc.(b)	21,400	1,824,136
AmerisourceBergen Corp.(b)	15,700	1,085,655
Amgen, Inc.(a)	188,260	11,382,200
Bard (C.R.), Inc.	15,400	1,024,254
Bausch & Lomb, Inc.(b)	8,300	688,900

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies (cont’d.)
Baxter International, Inc.	98,200	$3,643,220
Becton Dickinson & Co.	37,600	1,972,872
Biogen Idec, Inc.(a)	49,990	1,722,155
Biomet, Inc.	37,300	1,292,072
Boston Scientific Corp.(a)	112,900	3,048,300
Bristol-Myers Squibb Co.	286,800	7,164,264
Cardinal Health, Inc.	62,950	3,624,661
Caremark Rx, Inc.(a)	73,700	3,281,124
Chiron Corp.(a)(b)	23,000	802,470
Eli Lilly & Co.	166,500	9,275,715
Express Scripts, Inc.(a)	26,600	1,329,468
Fisher Scientific International, Inc.(a)	16,800	1,090,320
Forest Laboratories, Inc.(a)(b)	53,100	2,062,935
Genzyme Corp.(a)(b)	35,800	2,151,222
Gilead Sciences, Inc.(a)	62,700	2,758,173
Guidant Corp.	47,100	3,169,830
Hospira, Inc.(a)	23,860	930,540
Johnson & Johnson(b)	439,648	28,577,120
King Pharmaceuticals, Inc.(a)	33,666	350,800
Laboratory Corp. of America Holdings(a)	20,300	1,012,970
Medco Health Solutions, Inc.(a)(b)	39,449	2,104,999
MedImmune, Inc.(a)(b)	37,700	1,007,344
Medtronic, Inc.	176,700	9,151,293
Merck & Co., Inc.	335,000	10,318,000
Mylan Laboratories, Inc.	32,900	632,996
Pfizer, Inc.	1,102,145	30,397,159
Quest Diagnostics, Inc.	28,000	1,491,560
Schering-Plough Corp.	216,200	4,120,772
St. Jude Medical, Inc.(a)	51,800	2,258,998
Stryker Corp.(b)	54,600	2,596,776
Watson Pharmaceuticals, Inc.(a)	15,900	470,004
Wyeth	198,300	8,824,350
Zimmer Holdings, Inc.(a)(b)	36,200	2,757,354

		182,615,370

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	24,400	1,908,568

Electronics — 2.2%
Advanced Micro Devices, Inc.(a)(b)	51,400	891,276
Altera Corp.(a)(b)	52,900	1,048,478
Analog Devices, Inc.(b)	53,700	2,003,547
Applied Materials, Inc.	245,100	3,965,718
Applied Micro Circuits Corp.(a)(b)	49,000	125,440
Broadcom Corp. (Class “A” Stock)(a)	42,300	1,502,073
Emerson Electric Co.	62,100	3,889,323
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	56,630	1,199,423
Intel Corp.	927,900	24,181,074
Jabil Circuit, Inc.(a)(b)	29,000	891,170
KLA-Tencor Corp.(b)	29,300	1,280,410
L-3 Communications Holdings, Inc.(b)	17,200	1,317,176
Linear Technology Corp.(b)	47,000	1,724,430
LSI Logic Corp.(a)	57,200	485,628
Maxim Integrated Products, Inc.	49,300	1,883,753

SEE NOTES TO FINANCIAL STATEMENTS.

B2

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Micron Technology, Inc.(a)(b)	89,800	$916,858
Molex, Inc.(b)	26,400	687,456
National Semiconductor Corp.	52,500	1,156,575
Novellus Systems, Inc.(a)	22,000	543,620
NVIDIA Corp.(a)	24,000	641,280
PMC-Sierra, Inc.(a)(b)	25,000	233,250
QLogic Corp.(a)(b)	13,800	426,006
Rockwell Automation, Inc.	24,900	1,212,879
Sanmina-SCI Corp.(a)	71,700	392,199
Solectron Corp.(a)	141,600	536,664
Tektronix, Inc.	14,500	337,415
Teradyne, Inc.(a)(b)	23,300	278,901
Texas Instruments, Inc.	255,400	7,169,078
Xilinx, Inc.(b)	52,300	1,333,650

		62,254,750

Financial Services — 4.8%
Ambac Financial Group, Inc.	15,900	1,109,184
American Express Co.	174,100	9,267,343
Bear, Stearns & Co., Inc.(b)	17,116	1,779,037
Capital One Financial, Inc.(b)	37,200	2,976,372
Charles Schwab Corp. (The)	170,850	1,927,188
CIT Group, Inc.	31,500	1,353,555
Citigroup, Inc.	771,058	35,646,011
Countrywide Financial Corp.	89,400	3,451,734
E*TRADE Financial Corp.(a)	54,000	755,460
Equifax, Inc.(b)	20,400	728,484
Fannie Mae(b)	141,300	8,251,920
Federated Investors, Inc. (Class “B” Stock)	14,400	432,144
Fifth Third Bancorp	77,221	3,182,277
Franklin Resources, Inc.(b)	28,600	2,201,628
Freddie Mac(b)	102,200	6,666,506
Goldman Sachs Group, Inc. (The)	65,900	6,723,118
H&R Block, Inc.(b)	24,900	1,452,915
Janus Capital Group, Inc.(b)	38,400	577,536
Lehman Brothers Holdings, Inc.	42,000	4,169,760
Marshall & Ilsley Corp.(b)	31,800	1,413,510
MBNA Corp.	187,025	4,892,574
Merrill Lynch & Co., Inc.	140,000	7,701,400
Moody’s Corp.(b)	39,400	1,771,424
Morgan Stanley	164,980	8,656,501
Paychex, Inc.	54,500	1,773,430
Principal Financial Group, Inc.(b)	45,200	1,893,880
SLM Corp.(b)	62,800	3,190,240
State Street Corp.(b)	50,200	2,422,150
Synovus Financial Corp.	43,550	1,248,579
T. Rowe Price Group, Inc.	17,400	1,089,240
Washington Mutual, Inc.(b)	129,317	5,261,909

		133,967,009

Food & Beverage — 2.1%
Anheuser-Busch Companies, Inc.(b)	115,800	5,297,850
Archer Daniels Midland Co.	92,626	1,980,344
Brown-Forman Corp. (Class “B” Stock)	12,700	767,842
Campbell Soup Co.(b)	48,400	1,489,268
Coca-Cola Co.	334,000	13,944,500
Coca-Cola Enterprises, Inc.(b)	54,200	1,192,942

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (cont’d.)
ConAgra Foods, Inc.	77,500	$1,794,900
General Mills, Inc.(b)	54,600	2,554,734
H.J. Heinz & Co.	50,500	1,788,710
Hershey Foods Corp.	30,700	1,906,470
Kellogg Co.	50,900	2,261,996
McCormick & Co., Inc.(b)	18,000	588,240
Molson Coors Brewing Co.(b)	12,100	750,200
Pepsi Bottling Group, Inc.(b)	32,000	915,520
PepsiCo, Inc.	247,530	13,349,293
Sara Lee Corp.	116,600	2,309,846
Sysco Corp.(b)	93,300	3,376,527
Wrigley (William) Jr., Co.	29,700	2,044,548

		58,313,730

Forest Products — 0.2%
Georgia-Pacific Corp.	39,295	1,249,581
Louisiana-Pacific Corp.	14,500	356,410
MeadWestvaco Corp.	28,914	810,749
Plum Creek Timber Co., Inc.	27,500	998,250
Temple-Inland, Inc.	15,400	572,110
Weyerhaeuser Co.(b)	35,400	2,253,210

		6,240,310

Gas Pipelines — 0.2%
Dynegy, Inc. (Class “A” Stock)(a)(b)	54,100	262,926
Kinder Morgan, Inc.(b)	16,100	1,339,520
People’s Energy Corp.	6,400	278,144
Sempra Energy	34,719	1,434,242
Williams Companies, Inc. (The)	78,700	1,495,300

		4,810,132

Hospitals/Hospital Management — 0.9%
HCA, Inc.	61,400	3,479,538
Health Management Associates, Inc. (Class “A” Stock)(b)	38,100	997,458
Humana, Inc.(a)	23,200	921,968
IMS Health, Inc.	33,700	834,749
Manor Care, Inc.(b)	12,600	500,598
McKesson Corp.(b)	44,530	1,994,499
Tenet Healthcare Corp.(a)	71,000	869,040
UnitedHealth Group, Inc.	191,200	9,969,168
WellPoint, Inc.(a)	88,800	6,184,032

		25,751,050

Household Products & Personal Care — 0.2%
Clorox Co.	22,100	1,231,412
Kimberly-Clark Corp.	71,900	4,500,221
Leggett & Platt, Inc.(b)	26,200	696,396

		6,428,029

Housing Related — 0.4%
Lowe’s Companies, Inc.	114,100	6,642,902
Masco Corp.(b)	66,300	2,105,688
Maytag Corp.(b)	13,600	212,976
Newell Rubbermaid, Inc.(b)	38,314	913,406
Stanley Works (The)(b)	10,800	491,832
Whirlpool Corp.(b)	9,100	638,001

		11,004,805

SEE NOTES TO FINANCIAL STATEMENTS.

B3

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Instrument – Controls — 0.2%
Agilent Technologies, Inc.(a)	61,693	$1,420,173
Applera Corp.-Applied Biosystems Group	27,400	538,958
Johnson Controls, Inc.	27,000	1,520,910
PerkinElmer, Inc.	17,400	328,860
Thermo Electron Corp.(a)	27,800	746,986
Waters Corp. (Bermuda)(a)	18,000	669,060

		5,224,947

Insurance — 2.6%
ACE Ltd. (Bermuda)	42,800	1,919,580
Aetna, Inc.	43,000	3,561,260
AFLAC, Inc.	71,500	3,094,520
Allstate Corp.	100,700	6,016,825
American International Group, Inc.	385,288	22,385,233
Aon Corp.(b)	47,600	1,191,904
Chubb Corp. (The)(b)	28,600	2,448,446
CIGNA Corp.	20,900	2,236,927
Cincinnati Financial Corp.	24,237	958,816
Hartford Financial Services Group, Inc. (The)	43,900	3,282,842
Jefferson-Pilot Corp.	21,000	1,058,820
Lincoln National Corp.	24,700	1,158,924
Loews Corp.	23,500	1,821,250
Marsh & McLennan Companies., Inc.(b)	76,700	2,124,590
MBIA, Inc.(b)	21,350	1,266,268
MetLife, Inc.(b)	110,000	4,943,400
MGIC Investment Corp.(b)	17,200	1,121,784
Progressive Corp.	29,900	2,954,419
SAFECO Corp.	19,000	1,032,460
St. Paul Companies, Inc.(b)	100,635	3,978,102
Torchmark Corp.	15,100	788,220
UnumProvident Corp.(b)	43,110	789,775
XL Capital Ltd. (Class “A” Stock) (Bermuda)	20,500	1,525,610

		71,659,975

Internet Services — 0.2%
eBay, Inc.(a)	179,400	5,921,994
Monster Worldwide, Inc.(a)	18,000	516,240

		6,438,234

Leisure — 0.7%
Brunswick Corp.	15,500	671,460
Carnival Corp.(b)	76,900	4,194,895
Harrah’s Entertainment, Inc.	23,900	1,722,473
Hilton Hotels Corp.	57,500	1,371,375
International Game Technology Corp.(b)	50,000	1,407,500
Marriott International, Inc. (Class “A” Stock)(b)	29,200	1,992,024
Starwood Hotels & Resorts Worldwide, Inc.(b)	28,400	1,663,388
Walt Disney Co. (The)(b)	299,300	7,536,374

		20,559,489

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Machinery — 0.5%
American Power Conversion Corp.	29,000	$684,110
Caterpillar, Inc.	50,400	4,803,624
Deere & Co.	36,900	2,416,581
Dover Corp.	27,300	993,174
Eaton Corp.	23,000	1,377,700
Ingersoll-Rand Co. (Class “A” Stock)(Bermuda)	25,200	1,798,020
Parker Hannifin Corp.	17,210	1,067,192
Snap-On, Inc.	8,900	305,270

		13,445,671

Manufacturing — 0.5%
American Standard Co., Inc.	26,700	1,119,264
Cooper Industries, Ltd.	14,200	907,380
Illinois Tool Works, Inc.	40,700	3,242,976
Tyco International Ltd. (Bermuda)(b)	292,761	8,548,621

		13,818,241

Media — 1.8%
Clear Channel Communications, Inc.(b)	77,600	2,400,168
Comcast Corp. (Class “A” Stock)(a)(b)	324,960	9,976,272
Dow Jones & Co., Inc.	10,000	354,500
Gannett Co., Inc.(b)	37,100	2,638,923
Interpublic Group of Companies, Inc. (The)(a)(b)	57,200	696,696
Knight-Ridder, Inc.(b)	11,500	705,410
McGraw Hill Companies, Inc. (The)	56,600	2,504,550
Meredith Corp.	7,000	343,420
New York Times Co. (The) (Class “A” Stock)(b)	22,100	688,415
News Corp. (Class “A” Stock)	421,600	6,821,488
R.R. Donnelley & Sons Co.	32,600	1,125,026
Time Warner, Inc.	688,100	11,498,151
Tribune Co.(b)	43,350	1,525,053
Univision Communications, Inc.(a)(b)	42,900	1,181,895
Viacom, Inc. (Class “B” Stock)	247,069	7,911,149

		50,371,116

Metals – Ferrous — 0.1%
Allegheny Technologies, Inc.	14,200	313,252
Nucor Corp.(b)	24,100	1,099,442
United States Steel Corp.(b)	14,900	512,113

		1,924,807

Metals – Non Ferrous — 0.1%
Alcoa, Inc.	129,840	3,392,719

Mineral Resources
Phelps Dodge Corp.	13,893	1,285,103

Miscellaneous Basic Industry — 0.5%
AES Corp.(a)	96,200	1,575,756
Danaher Corp.(b)	40,900	2,140,706
Ecolab, Inc.(b)	33,200	1,074,352
ITT Industries, Inc.(b)	13,600	1,327,768
Millipore Corp.(a)	7,100	402,783
Monsanto Co.	38,597	2,426,593
Pall Corp.	19,000	576,840

SEE NOTES TO FINANCIAL STATEMENTS.

B4

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous Basic Industry (cont’d.)
PPG Industries, Inc.(b)	26,100	$1,638,036
Textron, Inc.	19,600	1,486,660
W.W. Grainger, Inc.	13,100	717,749

		13,367,243

Miscellaneous – Consumer Growth/Staple — 0.3%
3M Co.	116,500	8,422,950
Black & Decker Corp.	12,500	1,123,125

		9,546,075

Motorcycles — 0.1%
Harley-Davidson, Inc.(b)	42,500	2,108,000

Oil & Gas — 3.7%
Amerada Hess Corp.(b)	12,500	1,331,375
Anadarko Petroleum Corp.(b)	35,827	2,943,188
Ashland, Inc.(a)	8,000	574,960
BJ Services Co.	24,700	1,296,256
ChevronTexaco Corp.(b)	313,772	17,546,130
ConocoPhillips	205,850	11,834,317
EOG Resources, Inc.	35,000	1,988,000
Exxon Mobil Corp.	943,840	54,242,485
Kerr-McGee Corp.	17,874	1,363,965
KeySpan Corp.	24,700	1,005,290
Nabors Industries, Ltd. (Barbados)(a)	22,400	1,357,888
NICOR, Inc.	7,100	292,307
Sunoco, Inc.	10,700	1,216,376
Unocal Corp.(b)	40,200	2,615,010
Valero Energy Corp.(b)	39,400	3,116,934

		102,724,481

Oil & Gas Exploration & Production — 0.7%
Burlington Resources, Inc.(b)	57,500	3,176,300
Devon Energy Corp.(b)	69,200	3,507,056
Marathon Oil Corp.(b)	50,400	2,689,848
National-Oilwell Varco, Inc.(a)	20,300	965,062
Occidental Petroleum Corp.	58,300	4,485,019
Transocean, Inc.(a)	48,297	2,606,589
XTO Energy, Inc.	51,333	1,744,809

		19,174,683

Oil & Gas Services — 0.7%
Apache Corp.	47,014	3,037,104
Baker Hughes, Inc.(b)	49,350	2,524,746
El Paso Corp.(b)	93,236	1,074,079
Halliburton Co.	75,000	3,586,500
Noble Corp.	20,400	1,254,804
Rowan Companies, Inc.	15,400	457,534
Schlumberger Ltd.	87,300	6,629,562

		18,564,329

Paper — 0.1%
International Paper Co.(b)	72,073	2,177,325

Precious Metals — 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	26,000	973,440
Newmont Mining Corp.(b)	66,700	2,603,301

		3,576,741

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Railroads — 0.3%
Burlington Northern Santa Fe Corp.	56,100	$2,641,188
CSX Corp.	32,900	1,403,514
Norfolk Southern Corp.	59,400	1,839,024
Union Pacific Corp.(b)	37,800	2,449,440

		8,333,166

Real Estate Investment Trust — 0.3%
Apartment Investment & Management Co. (Class “A” Stock)(b)	13,300	544,236
Archstone-Smith Trust	24,300	938,466
Equity Office Properties Trust	57,900	1,916,490
Equity Residential Properties Trust	41,600	1,531,712
ProLogis	27,600	1,110,624
Simon Property Group, Inc.	32,400	2,348,676

		8,390,204

Restaurants — 0.4%
Darden Restaurants, Inc.	21,850	720,613
McDonald’s Corp.	188,000	5,217,000
Starbucks Corp.(a)	58,300	3,011,778
Wendy’s International, Inc.	18,400	876,760
Yum! Brands, Inc.	43,300	2,255,064

		12,081,215

Retail — 3.4%
Albertson’s, Inc.(b)	55,166	1,140,833
AutoNation, Inc.(a)(b)	35,200	722,304
AutoZone, Inc.(a)(b)	10,500	970,830
Bed Bath & Beyond, Inc.(a)	45,700	1,909,346
Best Buy Co., Inc.(b)	41,950	2,875,672
Big Lots, Inc.(a)	20,100	266,124
Circuit City Stores, Inc.	30,600	529,074
Costco Wholesale Corp.(b)	68,100	3,052,242
CVS Corp.	119,000	3,459,330
Dillard’s, Inc.	7,800	182,676
Dollar General Corp.	44,156	899,016
Family Dollar Stores, Inc.	23,000	600,300
Federated Department Stores, Inc.(b)	24,100	1,766,048
Gap, Inc. (The)(b)	118,600	2,342,350
Home Depot, Inc.	323,350	12,578,315
J.C. Penney Corp., Inc.	38,800	2,040,104
Kohl’s Corp.(a)(b)	46,800	2,616,588
Kroger Co. (The),(a)	110,046	2,094,175
Limited Brands, Inc.	58,406	1,251,057
Liz Claiborne, Inc.	16,800	667,968
May Department Stores Co.	44,100	1,771,056
Nordstrom, Inc.(b)	17,800	1,209,866
Office Depot, Inc.(a)(b)	46,400	1,059,776
OfficeMax, Inc.	12,200	363,194
RadioShack Corp.	23,800	551,446
Sears Holdings Corp.(a)	13,442	2,014,553
Sherwin-Williams Co.	18,300	861,747
Staples, Inc.(b)	107,149	2,284,417
SUPERVALU, Inc.(b)	20,000	652,200
Target Corp.	132,400	7,203,884
Tiffany & Co.(b)	20,000	655,200
TJX Companies, Inc. (The)(b)	70,600	1,719,110

SEE NOTES TO FINANCIAL STATEMENTS.

B5

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Toys ‘R’ Us, Inc.(a)	29,600	$783,808
Wal-Mart Stores, Inc.	499,800	24,090,360
Walgreen Co.	150,700	6,930,693

		94,115,662

Rubber
B.F. Goodrich Co.	16,200	663,552
Cooper Tire & Rubber Co.(b)	11,200	207,984
Goodyear Tire & Rubber Co. (The)(a)(b)	24,500	365,050

		1,236,586

Supermarkets — 0.1%
Safeway, Inc.(b)	63,700	1,438,983

Technology — 1.0%
Hewlett-Packard Co.(b)	425,048	9,992,878
International Business Machines Corp.	240,300	17,830,260

		27,823,138

Telecommunications — 2.7%
ADC Telecommunications, Inc.(a)	14,771	321,574
ALLTEL Corp.(b)	45,300	2,821,284
Andrew Corp.(a)(b)	27,700	353,452
AT&T Corp.	119,404	2,273,452
Avaya, Inc.(a)	65,970	548,870
BellSouth Corp.	270,300	7,181,871
CenturyTel, Inc.(b)	20,900	723,767
CIENA Corp.(a)	64,000	133,760
Citizens Communications Co.	40,000	537,600
Corning, Inc.(a)(b)	203,700	3,385,494
JDS Uniphase Corp.(a)(b)	215,000	326,800
Lucent Technologies, Inc.(a)(b)	655,955	1,908,829
Motorola, Inc.	360,125	6,575,883
Nextel Communications, Inc. (Class “A” Stock)(a)	167,900	5,424,849
QUALCOMM, Inc.	243,200	8,028,032
Qwest Communications International, Inc.(a)(b)	263,557	977,796
SBC Communications, Inc.(b)	486,408	11,552,190
Scientific-Atlanta, Inc.	24,800	825,096
Sprint Corp.(b)	221,000	5,544,890
Tellabs, Inc.(a)	66,600	579,420
Verizon Communications, Inc.	409,976	14,164,671

		74,189,580

Textiles
VF Corp.(b)	13,700	783,914

Tobacco — 0.1%
Reynolds American, Inc.(b)	18,100	1,426,280
UST, Inc.(b)	23,900	1,091,274

		2,517,554

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Toys — 0.1%
Hasbro, Inc.(b)	27,400	$569,646
Mattel, Inc.(b)	64,951	1,188,603

		1,758,249

Travel Services
Sabre Holdings Corp.(b)	27,226	543,159

Trucking/Shipping — 0.6%
FedEx Corp.	45,100	3,653,551
Ryder System, Inc.	9,500	347,700
United Parcel Service, Inc.	164,700	11,390,652

		15,391,903

Utilities – Electric & Gas — 1.8%
Allegheny Energy, Inc.(a)(b)	18,000	453,960
Ameren Corp.	29,600	1,636,880
American Electric Power Co., Inc.(b)	61,160	2,254,969
Calpine Corp.(a)(b)	67,200	228,480
CenterPoint Energy, Inc.(b)	46,200	610,302
Cinergy Corp.(b)	27,300	1,223,586
CMS Energy Corp.(a)	25,000	376,500
Consolidated Edison, Inc.	36,300	1,700,292
Constellation Energy Group	25,900	1,494,171
Dominion Resources, Inc.(b)	49,816	3,655,996
DTE Energy Co.	25,000	1,169,250
Duke Energy Co.(b)	140,500	4,177,065
Edison International	48,300	1,958,565
Entergy Corp.	31,200	2,357,160
Exelon Corp.	97,974	5,029,006
FirstEnergy Corp.	50,101	2,410,359
FPL Group, Inc.(b)	56,400	2,372,184
NiSource, Inc.	38,200	944,686
PG&E Corp.	54,200	2,034,668
Pinnacle West Capital Corp.(b)	14,000	622,300
PPL Corp.	27,400	1,627,012
Progress Energy, Inc.(b)	37,583	1,700,255
Public Service Enterprise Group, Inc.	35,600	2,165,192
Southern Co.	107,900	3,740,893
TECO Energy, Inc.(b)	32,600	616,466
TXU Corp.	36,100	2,999,549
Xcel Energy, Inc.	61,910	1,208,483

		50,768,229

Waste Management — 0.1%
Allied Waste Industries, Inc.(a)(b)	45,700	362,401
Waste Management, Inc.	84,042	2,381,750

		2,744,151

TOTAL COMMON STOCKS (cost $1,571,858,776)		1,608,206,610

SEE NOTES TO FINANCIAL STATEMENTS.

B6

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS — 38.1%
Aerospace/Defense — 0.3%
Boeing Capital Corp.
6.10%	03/01/11(b)	A3	$1,125	$1,223,034
Goodrich Corp.
7.625%	12/15/12	Baa3	1,340	1,573,161
Lockheed Martin Corp.
8.50%	12/01/29	Baa2	770	1,112,015
Northrop Grumman Corp.
7.125%	02/15/11(b)	Baa2	2,125	2,403,301
Raytheon Co.
4.50%	11/15/07	Baa3	194	194,539
5.50%	11/15/12	Baa3	775	815,392
6.55%	03/15/10	Baa3	1,150	1,245,168
8.30%	03/01/10	Baa3	700	811,224

				9,377,834

Airlines — 0.1%
Continental Airlines, Inc.,
Series 1998-1, Class A
6.648%	09/15/17	Baa3	390	384,389
Series 2000-1, Class A-1
8.048%	11/01/20	Baa3	195	195,628
Southwest Airlines Co.
6.50%	03/01/12	Baa1	1,290	1,410,173

				1,990,190

Asset Backed Securities — 1.2%
American Express Credit Account Master Trust I,
Series 2004-C, Class C(h)(k)
3.72%	02/15/12	Baa2	1,745	1,750,759
American Express Credit Account Master Trust I, (cost $1,510,000; purchased 8/6/04)
Series 2004-4, Class C(h)(k)(l)
3.69%	03/15/12	Baa2	1,510	1,506,461
Bank One Issuance Trust
Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,461,059
Centex Home Equity
Series 2005-A, Class M2
3.814%	01/25/35(h)	Aa2	2,250	2,244,595
Chase Issuance Trust
Series 2005-A4, Class A4
4.23%	01/15/13	Aaa	4,000	4,006,400
Citibank Credit Card Issuance Trust I,
Series 2003-C3, Class C3
4.45%	04/07/10	Baa2	1,700	1,707,522
Equity One ABS, Inc.
Series 04-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,698,917
First Franklin Mortgage Loan Trust
Series 2005-FFH1, Class M2
3.834%	06/25/36(h)	Aa2	1,800	1,799,890
Household Mortgage Loan Trust
Series 2003-HC2, Class M
3.86%	06/20/33(h)	Aa2	857	857,622
Series 2004-HC1, Class M
3.76%	02/20/34(h)	Aa2	764	763,552

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
MBNA Master Credit Card Trust,
Series 1999-J, Class A
7.00%	02/15/12	Aaa	$2,370	$2,631,348
Series 2000-E, Class A
7.80%	10/15/12	Aaa	3,810	4,427,237
Morgan Stanley ABS Capital I
Series 2004-NC3, Class M2
4.19%	03/25/34(h)	A2	1,800	1,821,274
Prestige Auto Receivables Trust,
Series 2004-1, Class A2, (cost $1,775,610; purchased 6/23/04)(k)(l)
3.69%	06/15/11	Aaa	1,776	1,766,593
Residential Asset Mortgage Products, Inc.
Series 2004-RS12, Class MII1
3.864%	12/25/34(h)	Aa1	1,755	1,760,974
Saxon Asset Securities Trust
Series 2005-2, Class M2
3.754%	10/25/35(h)	Aa2	1,480	1,479,665
WFS Financial Owner Trust
Series 2004-4, Class D
3.754%	05/17/12	Baa2	1,613	1,598,685

				34,282,553

Automotive — 0.6%
Auburn Hills Trust, Inc.
12.375%	05/01/20	A3	1,410	2,134,775
Equus Cayman Finance Ltd. (Cayman Islands)
5.50%	09/12/08(k)	Baa3	410	416,957
Ford Motor Credit Co.
6.625%	06/16/08(b)	Baa2	3,035	2,997,512
7.00%	10/01/13(b)	Baa2	335	321,425
7.375%	02/01/11(b)	Baa2	2,625	2,557,023
7.875%	06/15/10	Baa2	3,030	3,003,488
General Motors Acceptance Corp.
6.125%	01/22/08	Baa2	1,500	1,452,027
6.875%	09/15/11	Baa2	1,165	1,075,397
8.00%	11/01/31	Baa2	1,620	1,445,596
Hyundai Motor Manufacturing LLC(k)
5.30%	12/19/08	Baa3	650	657,430
Nissan Motor Acceptance Corp.
4.625%	03/08/10(k)	Baa1	600	600,589

				16,662,219

Banking — 0.8%
Bank of America Corp.
5.375%	06/15/14(b)	Aa2	2,740	2,911,362
Bank One Corp.
7.875%	08/01/10	A1	2,500	2,890,315
Citigroup, Inc.
5.00%	09/15/14	Aa2	513	524,771
5.625%	08/27/12	Aa2	1,900	2,029,445
6.00%	10/31/33	Aa2	985	1,093,190
6.625%	06/15/32	Aa2	1,290	1,539,949
J.P. Morgan & Chase Co.
4.50%	11/15/10	Aa3	1,005	1,012,322
5.25%	05/30/07	Aa3	660	673,794
6.50%	01/15/09	A1	1,100	1,182,013

SEE NOTES TO FINANCIAL STATEMENTS.

B7

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Banking (cont’d.)
Mizuho Finance Group (Cayman Islands)
5.79%	04/15/14(k)	A2	$1,060	$1,114,959
Santander Central Hispano Issuances Ltd. (Cayman Islands)
7.625%	09/14/10	A1	1,005	1,158,504
Wachovia Corp.
7.80%	08/18/10	Aa3	2,400	2,787,696
Washington Mutual, Inc.,
5.125%	01/15/15	A3	405	411,384
5.65%	08/15/14	A3	230	242,172
Wells Fargo Bank
5.125%	09/15/16	Aa2	410	425,859
6.45%	02/01/11	Aa1	2,300	2,536,925

				22,534,660

Brokerage — 0.4%
Goldman Sachs Group, Inc. (The),
5.125%	01/15/15	Aa3	1,350	1,375,043
6.345%	02/15/34	A1	1,250	1,354,386
Lehman Brothers Holdings, Inc.
4.80%	03/13/14	A1	220	222,305
6.625%	01/18/12	A1	1,800	2,010,391
Merrill Lynch & Co., Inc.
4.25%	02/08/10	Aa3	1,470	1,466,351
5.00%	01/15/15	Aa3	2,385	2,442,080
Morgan Stanley Group, Inc.
5.30%	03/01/13	Aa3	1,030	1,070,413
Morgan Stanley,
4.75%	04/01/14	A1	1,510	1,487,605

				11,428,574

Building Materials & Construction — 0.2%
American Standard, Inc.
7.625%	02/15/10	Baa3	1,000	1,117,231
D.R. Horton, Inc.
5.625%	09/15/14(b)	Ba1	1,550	1,547,767
Hanson PLC, (United Kingdom)
7.875%	09/27/10(b)	Baa1	1,270	1,468,176
Ryland Group, Inc.
5.375%	06/01/08	Baa3	575	587,768

				4,720,942

Cable — 0.1%
Comcast Corp.
5.65%	06/15/35	Baa2	635	632,338
Cox Communications, Inc.
5.45%	12/15/14	Baa3	830	847,160
6.75%	03/15/11	Baa3	1,195	1,301,177

				2,780,675

Capital Goods — 0.4%
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,111,154
Cooper Cameron Corp.
2.65%	04/15/07	Baa1	425	412,325
Fedex Corp.
2.65%	04/01/07	Baa2	2,100	2,045,283
Honeywell International, Inc.
6.125%	11/01/11	A2	1,420	1,555,648

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Capital Goods (cont’d.)
Hutchison Whampoa International Ltd. (Cayman Islands)
5.45%	11/24/10(k)	A3	$1,090	$1,126,227
Tyco International Group SA (Luxembourg)
6.00%	11/15/13	Baa3	1,640	1,783,490
United Technologies Corp.
4.875%	05/01/15	A2	1,355	1,386,058
6.35%	03/01/11(f)	A2	990	1,090,644
8.875%	11/15/19	A2	640	897,147
Waste Management, Inc.
7.75%	05/15/32	Baa3	680	862,630

				12,270,606

Chemicals — 0.4%
Dow Chemical Co.,
5.97%	01/15/09	A3	430	454,088
6.00%	10/01/12	A3	876	959,958
6.125%	02/01/11	A3	890	966,278
Huntsman International LLC
9.875%	03/01/09	B2	2,200	2,354,000
IMC Global, Inc.
11.25%	06/01/11	Ba3	2,250	2,486,250
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,090,136
Lyondell Chemical Co.
9.50%	12/15/08	B1	2,700	2,872,125

				11,182,835

Collateralized Mortgage Obligations — 0.5%
Bank of America Mortgage Securities
Series 2005-A, Class 2A1
4.494%	02/25/35(h)	Aaa	1,795	1,791,425
Series 2005-B, Class 2A1
4.428%	03/25/35(h)	Aaa	1,817	1,810,806
Countrywide Alternative Loan Trust
Series 2004-18, Class 3A1
5.25%	09/25/19	Aaa	3,281	3,264,617
Master Alternative Loans Trust,
Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	813	819,488
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-1, Class 4A3
4.17%	02/25/34(h)	Aaa	2,579	2,568,597
Washington Mutual Alternative Loan Trust
Series 2005-1, Class 3A
5.00%	03/25/20	Aaa	1,652	1,662,648
Washington Mutual, Inc.,
Series 2002-AR15, Class A5
4.38%	12/25/32(h)	Aaa	1,135	1,132,001

				13,049,582

Commercial Mortgage Backed Securities — 3.6%
Banc of America Commercial Mortgage, Inc.
Series 2003-2, Class A3
4.873%	03/11/41	AAA(d)	3,350	3,444,118
Series 2004-2, Class A4
4.153%	11/10/38	Aaa	3,680	3,635,292
Series 2004-3, Class A4
5.176%	06/10/39	Aaa	2,000	2,077,755
Series 2005-3, Class A4
4.668%	07/10/43	Aaa	4,400	4,400,688

SEE NOTES TO FINANCIAL STATEMENTS.

B8

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Bear Stearns Commercial Mortgage Securities
2005-T18, Class AAB
4.823%	02/13/42(h)	Aaa	$2,250	$2,300,678
Chase Commercial Mortgage Securities Corp.,
Series 1997-1, Class A2
7.37%	06/19/29	AAA(d)	3,764	3,894,985
Commercial Mortgage Pass-Through Certificate,
Series 2004-LB2A, Class X2
1.24%	03/10/39(k)	Aaa	18,484	708,731
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,500	1,486,943
DLJ Commercial Mortgage Corp.
Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA(d)	3,200	3,630,620
GE Commercial Mortgage Corp.,
Series 04-C2, Class X2
0.841%	03/10/40(h)	Aaa	33,160	885,393
Greenwich Capital Commercial Funding Corp.,
Series 03-C1, Class A4
4.111%	07/05/35	Aaa	10,000	9,773,530
Series 03-C2, Class A2
4.022%	01/05/36	Aaa	6,600	6,537,197
Series 03-C2, Class A3
4.533%	01/05/36	Aaa	3,570	3,596,366
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C2, Class A3
5.384%	05/15/41(h)	Aaa	6,228	6,539,888
Series 2005-LDP2, Class ASB
4.659%	07/15/42(h)	Aaa	6,380	6,438,059
J.P. Morgan Commercial Mortgage Finance Corp.,
Series 00-C10, Class A2
7.371%	08/15/32	Aaa	6,500	7,257,715
Keycorp.
Series 00-C1, Class A2
7.727%	05/17/32	Aaa	11,180	12,611,556
LB-UBS Commercial Mortgage Trust
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa	695	702,819
Merrill Lynch Mortgage Trust
Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa	1,900	1,915,453
Series 2004-MKB1, Class A3
4.892%	02/12/42	Aaa	3,950	4,038,526
PNC Mortgage Acceptance Corp.,
Series 99-CM1, Class A1B
7.33%	12/10/32	AAA(d)	3,860	4,288,963
UBS Commercial Mortgage Trust,
Series 03-C8, Class A3
4.83%	11/15/27	Aaa	2,720	2,782,979
Series 04-C6, Class A5
4.826%	08/15/29(h)	AAA(d)	5,000	5,107,790
Wachovia Bank Commercial Mortgage Trust,
Series 02-C2, Class A4
4.98%	11/15/34	Aaa	1,700	1,753,324

				99,809,368

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Consumer — 0.1%
Cendant Corp.,
6.25%	01/15/08	Baa1	$1,010	$1,053,549
6.875%	08/15/06	Baa1	1,715	1,763,137
7.375%	01/15/13	Baa1	45	51,523

				2,868,209

Electric — 1.1%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	787,490
Arizona Public Service Co.
7.625%	08/01/05	Baa1	5,000	5,015,370
Boston Edison Co.
4.875%	04/15/14	A1	730	748,872
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,142,302
6.95%	03/15/33	Baa2	800	994,683
Consumers Energy Co.
5.375%	04/15/13	Baa3	435	451,209
Dominion Resources, Inc.
5.125%	12/15/09	Baa1	1,255	1,288,156
Duke Capital LLC
4.331%	11/16/06	Baa3	920	921,229
6.25%	02/15/13	Baa3	305	329,255
8.00%	10/01/19	Baa3	280	346,540
El Paso Electric Co.
6.00%	05/15/35	Baa3	1,300	1,361,493
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Ba1	1,350	1,500,691
Energy East Corp.
6.75%	09/15/33	Baa2	805	939,338
FirstEnergy Corp.
7.375%	11/15/31	Baa3	960	1,173,483
Florida Power & Light Co.
5.95%	10/01/33	Aa3	790	900,320
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	575	581,635
National Rural Utilities Cooperative Finance Corp.
7.25%	03/01/12	A2	235	272,454
NiSource Finance Corp.
7.625%	11/15/05	Baa3	750	759,837
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa1	465	515,430
7.00%	09/01/22	Baa2	545	637,045
7.25%	01/15/33	Baa1	340	423,933
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa1	2,500	2,755,223
Pepco Holdings, Inc.
5.50%	08/15/07	Baa2	735	751,296
PPL Electric Utilities Corp.
6.25%	08/15/09	Baa1	1,900	2,030,543
Progress Energy, Inc.
6.75%	03/01/06	Baa2	1,825	1,856,122
Southern California Edison Co.
4.65%	04/01/15	A3	610	610,243
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	765,009
7.00%	12/01/10	Baa1	250	278,122

				30,137,323

SEE NOTES TO FINANCIAL STATEMENTS.

B9

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Energy – Integrated — 0.2%
Conoco, Inc.
6.95%	04/15/29	A3	$755	$948,519
ConocoPhillips
8.75%	05/25/10	A3	1,900	2,263,365
Marathon Oil Corp.
6.125%	03/15/12	Baa1	990	1,077,524

				4,289,408

Energy – Other — 0.6%
BJ Services Co.
7.00%	02/01/06	Baa2	4,000	4,055,580
Devon Energy Corp.
2.75%	08/01/06	Baa2	2,810	2,761,216
Halliburton Co.
5.50%	10/15/10	Baa2	200	209,746
Kerr-McGee Corp.,
5.875%	09/15/06	Ba3	1,305	1,321,785
Nexen, Inc.
5.875%	03/10/35	Baa2	920	935,006
Occidental Petroleum Corp.
6.75%	01/15/12	A3	1,655	1,873,149
Precision Drilling Corp. (Canada)
5.625%	06/01/14	Baa2	500	516,979
Talisman Energy, Inc.
5.125%	05/15/15	Baa1	750	765,729
Union Oil Co. of California
7.35%	06/15/09	Baa2	820	909,111
Valero Energy Corp.
7.50%	04/15/32	Baa3	185	228,349
Woodside Petroleum Ltd. (Australia)
5.00%	11/15/13(k)	Baa1	1,660	1,709,758

				15,286,408

Foods — 0.7%
Albertson’s, Inc.
8.00%	05/01/31	Baa2	335	406,141
Archer Daniels Midland Co.
8.125%	06/01/12	A2	395	477,667
Cadbury Schweppes American Finance, Inc.
3.875%	10/01/08(k)	Baa2	1,050	1,035,325
Cargill, Inc.
3.625%	03/04/09(k)	A2	2,430	2,376,722
ConAgra Foods, Inc.
7.875%	09/15/10	Baa1	865	995,355
Diageo Capital PLC
4.375%	05/03/10	A2	400	402,077
General Mills, Inc.
5.125%	02/15/07	Baa2	500	507,796
Kellogg Co.
6.60%	04/01/11	Baa1	2,435	2,698,547
Kraft Foods, Inc.,
4.625%	11/01/06	A3	3,405	3,427,228
5.25%	06/01/07	A3	400	407,781
5.625%	11/01/11	A3	1,065	1,129,777
Kroger Co. (The),
6.75%	04/15/12	Baa2	310	343,267
6.80%	04/01/11	Baa2	575	631,406

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foods (cont’d.)
PepsiAmericas, Inc.
4.875%	01/15/15	Baa1	$720	$733,355
Safeway, Inc.
2.50%	11/01/05	Baa2	1,800	1,790,845
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa3	235	284,731
Tyson Foods, Inc.,
6.625%	10/17/05	Baa3	485	488,071
7.25%	10/01/06	Baa3	525	544,183
8.25%	10/01/11	Baa3	110	130,456

				18,810,730

Gaming — 0.1%
Harrah’s Operating Co., Inc.,
5.50%	07/01/10	Baa3	970	1,001,083
5.625%	06/01/15(k)	Baa3	1,025	1,044,012
7.125%	06/01/07	Baa3	365	383,056
Mandalay Resort Group
9.375%	02/15/10	Ba3	12	13,410

				2,441,561

Health Care & Pharmaceutical — 0.4%
Bristol-Myers Squibb Co.
5.75%	10/01/11	A1	760	813,116
GlaxoSmithKline Capital, Inc.
4.375%	04/15/14	Aa2	330	328,199
Merck & Co., Inc.
5.95%	12/01/28	Aa3	205	228,041
Pharmacia Corp.
6.60%	12/01/28	Aaa	1,150	1,402,071
6.75%	12/15/27	Aaa	785	966,577
Schering-Plough Corp.
5.55%	12/01/13	Baa1	1,995	2,115,201
WellPoint, Inc.
3.50%	09/01/07	Baa1	1,970	1,942,272
5.00%	12/15/14	Baa1	1,085	1,107,898
5.95%	12/15/34	Baa1	990	1,080,645
Wyeth
6.45%	02/01/24(f)	Baa1	615	700,259

				10,684,279

Insurance — 0.3%
Allstate Corp. (The)
5.55%	05/09/35	A1	890	920,963
American International Group, Inc.
4.25%	05/15/13	Aa2	1,635	1,585,747
Axa (France)
8.60%	12/15/30	A3	230	313,209
Everest Reinsurance Holdings (Bermuda)
5.40%	10/15/14	A3	780	801,091
Liberty Mutual Group,
7.00%	03/15/34(k)	Baa3	910	957,683
MetLife, Inc.
5.70%	06/15/35	A2	1,285	1,324,675
6.125%	12/01/11	A2	435	472,420
6.375%	06/15/34	A2	85	96,177

SEE NOTES TO FINANCIAL STATEMENTS.

B10

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	$705	$717,969
6.15%	08/15/19	Baa2	575	601,448
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A2	110	111,576

				7,902,958

Lodging — 0.3%
Carnival Corp. (Panama)
3.75%	11/15/07	A3	2,845	2,816,900
Carnival PLC (United Kingdom)
7.30%	06/01/07	A3	345	363,277
Host Marriott LP
7.00%	08/15/12(b)	Ba3	1,500	1,556,250
La Quinta Inns, Inc.,
7.40%	09/15/05	Ba3	2,200	2,208,250
Royal Caribbean Cruises Ltd.
8.00%	05/15/10	Ba1	2,220	2,458,650

				9,403,327

Media & Entertainment — 0.5%
AOL Time Warner, Inc.
7.70%	05/01/32	Baa1	830	1,049,969
British Sky Broadcasting Group PLC (United Kingdom)
7.30%	10/15/06	Baa2	785	815,379
Clear Channel Communications, Inc.
7.65%	09/15/10	Baa3	300	324,928
8.00%	11/01/08	Baa3	745	801,000
News America Holdings, Inc.
5.30%	12/15/14	Baa3	1,800	1,846,820
7.625%	11/30/28	Baa3	1,360	1,642,540
R.R. Donnelley & Sons Co.
5.50%	05/15/15(k)	Baa2	1,050	1,065,912
Time Warner, Inc.
6.875%	05/01/12(b)	Baa1	1,685	1,901,389
7.25%	10/15/17(b)	Baa1	1,040	1,235,310
Viacom, Inc.
7.875%	07/30/30	A3	470	551,343
Walt Disney Co. (The),
5.375%	06/01/07	Baa1	300	306,771
6.75%	03/30/06	Baa1	1,365	1,392,068

				12,933,429

Metals
Alcan, Inc. (Canada)
5.00%	06/01/15	Baa1	755	758,478
5.20%	01/15/14	Baa1	230	235,725
6.125%	12/15/33	Baa1	155	166,042

				1,160,245

Municipals — 0.2%
Illinois St. Taxable Pension, G.O.
5.10%	06/01/33	Aa3	5,300	5,504,739

Non Captive Finance — 0.7%
Berkshire Hathaway, Inc.
4.75%	05/15/12(k)	Aaa	1,045	1,054,540
Capital One Bank,
6.50%	06/13/13(g)	Baa3	10	11,003
6.875%	02/01/06	Baa2	2,040	2,072,246

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Non Captive Finance (cont’d.)
Capital One Financial Corp.
5.25%	02/21/17	Baa3	$385	$381,617
5.50%	06/01/15	Baa3	1,045	1,069,077
CIT Group Co. of Canada,
5.20%	06/01/15(k)	A2	1,525	1,542,217
CIT Group, Inc.
4.25%	02/01/10	A2	480	476,429
5.50%	11/30/07	A2	1,285	1,321,027
General Electric Capital Corp.,
6.125%	02/22/11	Aaa	2,865	3,112,739
6.75%	03/15/32	Aaa	2,700	3,331,768
Household Finance Corp.,
4.75%	05/15/09	A1	640	649,194
6.375%	11/27/12(f)	A1	225	248,847
7.00%	05/15/12	A1	1,770	2,007,847
HSBC Finance Corp.
5.00%	06/30/15	A1	985	992,690
6.75%	05/15/11	A1	570	632,671
International Lease Finance Corp.
3.50%	04/01/09	A1	750	722,216
Residential Capital Corp.
6.375%	06/30/10(k)	Baa2	1,200	1,205,774

				20,831,902

Paper — 0.1%
International Paper Co.
5.25%	04/01/16	Baa2	625	620,394
MeadWestvaco Corp.
2.75%	12/01/05	Baa2	1,310	1,303,606
Weyerhaeuser Co.,
7.375%	03/15/32	Baa2	1,325	1,562,407

				3,486,407

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,605	1,570,234
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,355	1,555,514
Enbridge, Inc.
4.90%	03/01/15	A3	630	638,478
Enterprise Products Operating LP
4.00%	10/15/07(b)	Baa3	1,000	990,009
6.375%	02/01/13	Baa3	930	1,007,721
Enterprise Products Operating LP(i)(k)
5.00%	03/01/15	Baa3	365	358,405
Magellan Midstream Partners LP
5.65%	10/15/16	Ba1	770	795,891
Sempra Energy
4.621%	05/17/07	Baa1	790	793,730

				7,709,982

Railroads — 0.1%
Burlington Northern Santa Fe Corp.
7.95%	08/15/30	Baa2	705	966,341
Norfolk Southern Corp.
5.64%	05/17/29	Baa1	621	649,454
7.80%	05/15/27	Baa1	24	31,828

SEE NOTES TO FINANCIAL STATEMENTS.

B11

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Railroads (cont’d.)
Union Pacific Corp.,
6.625%	02/01/08	Baa2	$1,755	$1,854,458

				3,502,081

Real Estate Investment Trust
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	548,481

Retailers — 0.1%
May Department Stores Co.
6.70%	07/15/34	Baa2	910	1,017,400
8.50%	06/01/19	Baa2	285	362,236
Target Corp.,
7.50%	08/15/10	A2	855	982,715

				2,362,351

Sovereign — 0.2%
Republic of Italy (Italy)
5.375%	06/15/33	Aa2	1,080	1,168,143
6.00%	02/22/11	Aa2	430	471,299
Republic of Malaysia (Malaysia)
7.50%	07/15/11	A3	375	436,970
Republic of South Africa (South Africa)
6.50%	06/02/14	Baa1	620	692,075
United Mexican States (Mexico)
7.50%	01/14/12(b)	Baa1	2,100	2,381,400

				5,149,887

Technology — 0.4%
Computer Associates International, Inc.
4.75%	12/01/09(k)	Ba1	1,450	1,445,385
Equifax, Inc.
4.95%	11/01/07	Baa1	475	483,844
First Data Corp.
4.85%	10/01/14	A1	680	690,306
International Business Machines Corp.
5.875%	11/29/32	A1	1,475	1,635,644
Jabil Circuit, Inc.
5.875%	07/15/10	Baa3	1,000	1,035,676
Motorola, Inc.
4.608%	11/16/07	Baa2	1,220	1,229,333
7.625%	11/15/10	Baa2	975	1,115,619
Seagate Technology International
8.00%	05/15/09(b)	Ba2	1,545	1,643,494
SunGard Data Systems, Inc.
3.75%	01/15/09	Baa3	900	819,896
4.875%	01/15/14	Baa3	455	364,000

				10,463,197

Telecommunications — 1.5%
AT&T Wireless Services, Inc.,
7.35%	03/01/06	Baa2	2,245	2,294,058
8.125%	05/01/12	Baa2	800	958,517
8.75%	03/01/31	Baa2	705	988,155
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,360,157
6.55%	06/15/34	A2	50	56,930

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
British Telecommunications PLC, (United Kingdom)
7.00%	05/23/07	Baa1	$1,400	$1,468,600
8.875%	12/15/30(f)	Baa1	295	416,438
CenturyTel, Inc.
7.875%	08/15/12	Baa2	165	188,474
Cingular Wireless LLC
7.125%	12/15/31	Baa2	635	760,764
Citizens Communications Co., (cost $1,471,824; purchased 3/23/04)
7.60%	06/01/06(l)	Ba3	1,420	1,444,850
Deutsche Telekom International Finance BV, (Netherlands)
8.25%	06/15/30(f)	A3	770	1,042,564
France Telecom SA (France)
8.75%	03/01/31	A3	485	676,190
Nextel Communications, Inc.
5.95%	03/15/14	Ba3	1,475	1,532,156
Royal KPN N.V. (Netherlands)(b)
8.00%	10/01/10	Baa1	2,330	2,697,954
SBC Communications, Inc.
4.125%	09/15/09	A2	1,335	1,323,937
5.625%	06/15/16	A2	725	764,432
6.45%	06/15/34	A2	150	168,648
Sprint Capital Corp.
6.875%	11/15/28	Baa3	2,950	3,386,252
8.75%	03/15/32(b)	Baa3	220	306,044
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	2,079,560
Telecom de Puerto Rico, Inc. (Puerto Rico)
6.65%	05/15/06	Baa1	4,500	4,591,229
6.80%	05/15/09(b)	Baa1	2,220	2,376,776
Telecom Italia Finance (Luxembourg)
4.95%	09/30/14(b)	Baa2	2,520	2,495,165
5.25%	11/15/13	Baa2	1,010	1,025,357
6.00%	09/30/34(b)	Baa2	1,210	1,235,317
Telefonica Europe BV (Netherlands)
7.75%	09/15/10	A3	1,490	1,719,138
Telus Corp. (Canada)
8.00%	06/01/11	Baa2	1,600	1,871,203
Verizon Global Funding Corp.
7.75%	12/01/30	A2	565	729,556
Vodafone Group PLC (United Kingdom)
5.375%	01/30/15	A2	200	211,025
7.75%	02/15/10	A2	1,100	1,255,963

				41,425,409

Tobacco
Altria Group, Inc.
7.65%	07/01/08(b)	Baa2	765	832,908
Philip Morris Cos., Inc.
7.00%	07/15/05	Baa2	485	485,555

				1,318,463

Foreign Government Bonds — 0.5%
Export-Import Bank of Korea (The) (South Korea)
4.125%	02/10/09(k)	A3	1,120	1,110,484
Hydro-Quebec (Canada)
8.00%	02/01/13	A1	1,900	2,342,565

SEE NOTES TO FINANCIAL STATEMENTS.

B12

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foreign Government Bonds (cont’d.)
Korea Development Bank (South Korea)
4.75%	07/20/09	A3	$1,530	$1,550,043
Pemex Project Funding Master Trust (Mexico)
7.875%	02/01/09	Baa1	2,275	2,485,438
8.50%	02/15/08	Baa1	1,100	1,204,500
9.50%	09/15/27(k)	Baa1	3,025	3,947,625
Petrobas International Finance Co. (PIFCO)
9.75%	07/06/11	Baa1	280	331,800
Quebec Province of Canada (Canada)
4.60%	05/26/15	A1	810	819,341
4.875%	05/05/14(b)	A1	1,000	1,034,092

				14,825,888

Mortgage Backed Securities — 13.7%
Federal Home Loan Mortgage Corp.,
4.50%	11/01/18-06/01/19		7,565	7,537,735
5.00%	06/01/18-05/01/34		14,623	14,791,027
5.001%	TBA		4,000	4,000,000
5.001%	TBA		5,000	4,989,060
5.50%	12/01/33-07/01/34		16,526	16,768,967
6.00%	03/01/32-12/01/33		4,986	5,127,616
6.001%	TBA		7,000	7,170,625
6.50%	05/01/14-04/01/15		1,407	1,463,991
7.00%	05/01/31-09/01/33		11,210	11,803,832
Federal National Mortgage Association,
4.00%	06/01/19		3,610	3,535,633
4.50%	01/01/19-01/01/35		19,063	18,869,205
4.501%	TBA		2,500	2,488,280
4.977%	07/01/33(h)		2,268	2,300,182
5.00%	10/01/18-10/01/33		6,394	6,466,216
5.001%	TBA		7,500	7,582,035
5.001%	TBA		66,000	66,000,000
5.50%	03/01/16-04/01/34		63,157	64,118,044
5.501%	TBA		6,500	6,670,625
5.501%	TBA		31,500	31,874,063
6.00%	04/01/13-03/01/35		41,804	42,913,445
6.001%	TBA		13,500	13,916,873
6.50%	07/01/17-10/01/34		10,520	10,903,225
6.501%	TBA		3,500	3,621,408
7.00%	08/01/11-07/01/32		2,921	3,081,885
7.50%	05/01/12-05/01/32		2,360	2,508,106
Government National Mortgage Association,
5.50%	08/15/33-03/15/34		3,120	3,189,671
6.00%	04/15/33-06/20/34		5,132	5,291,636
6.50%	10/15/23-08/15/32		9,460	9,906,805
6.501%	TBA		3,000	3,133,125
7.00%	09/15/31		408	431,941
8.00%	01/15/24-04/15/25		368	397,746

				382,853,002

U.S. Government Securities — 4.3%
United States Treasury Bonds,
2.375%	01/15/25		650	711,800
5.375%	02/15/31(b)		10,341	12,202,380
6.00%	02/15/26		7,805	9,616,610
8.75%	05/15/20		790	1,184,691
9.00%	11/15/18		7,072	10,565,455
9.125%	05/15/18		4,202	6,286,095
9.25%	02/15/16		170	246,301

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
U.S. Government Securities (cont’d.)
United States Treasury Notes,
1.625%	09/30/05		$ 500	$498,106
1.875%	12/31/05		1,000	992,461
3.125%	01/31/07		9,910	9,831,800
3.375%	02/28/07		7,135	7,103,784
3.625%	04/30/07(b)		14,935	14,926,831
3.625%	01/15/08		17,582	18,605,156
4.125%	05/15/15(b)		12,370	12,550,713
United States Treasury Strips, I/O
Zero	05/15/18		2,635	1,527,702
Zero	05/15/19(b)		23,515	12,997,258

				119,847,143

U.S. Government & Agency Obligations — 3.0%
Federal Farm Credit Bank
3.00%	12/17/07(b)		16,450	16,162,898
Federal Home Loan Bank
3.75%	08/18/09(b)		3,935	3,910,068
Federal Home Loan Mortgage Corp.,
5.00%	07/15/14		3,155	3,327,992
Federal National Mortgage Association,
3.875%	07/15/08-02/15/10		16,535	16,521,007
4.125%	05/15/10(b)		19,565	19,680,649
4.25%	05/15/09		7,560	7,641,769
5.25%	08/01/12		8,475	8,933,048
5.50%	07/18/12		8,200	8,208,085

				84,385,516

Structured Notes — 0.1%
Dow Jones CDX HY(b)(k) (cost $2,498,884)			2,555	2,556,597

TOTAL LONG-TERM BONDS (cost $1,044,635,256)				1,062,778,960

TOTAL LONG-TERM INVESTMENTS (cost $2,616,494,032)				2,670,985,570

SHORT-TERM INVESTMENTS — 24.7%
U.S. Government & Agency Obligations — 0.1%
United States Treasury Bills(c)(g)
2.96%	09/15/05		4,300	4,273,357

			Shares
Mutual Fund — 24.6%
Dryden Core Investment Fund — Taxable Money Market Series(i)(j)			685,791,762	685,791,762

TOTAL SHORT-TERM INVESTMENTS (cost $690,065,119)				690,065,119

TOTAL INVESTMENTS — 120.4% (cost $3,306,559,151; Note 6)				3,361,050,689
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (20.4)%				(569,102,589)

TOTAL NET ASSETS — 100.0%				$2,791,948,100

SEE NOTES TO FINANCIAL STATEMENTS.

B13

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
LP	Limited Partnership
TBA	Securities purchased on a forward commitment basis

(a)	Non-Income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $397,073,484; cash collateral of $414,484,601 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a fair valued security.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Indicates variable rate security.

(i)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(j)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(k)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.

(l)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid security of $4,757,434. The aggregate value, $4,717,904 represents 0.002% of the net assets.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) of financial futures as follows:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
11	Eurodollar Futures	Sep. 07	$2,618,719	$2,637,250	$18,531
22	Eurodollar Futures	Sep. 06	5,247,889	5,278,900	31,011
11	Eurodollar Futures	Jun. 07	2,619,796	2,637,800	18,004
90	S&P 500 Index	Sep. 05	27,284,537	26,898,750	(385,787)
49	S&P 500 Index	Sep. 05	14,775,338	14,644,875	(130,463)
309	U.S. Treasury 5 Yr Notes	Sep. 05	33,711,875	33,647,203	(64,672)
31	U.S. Treasury Bonds	Sep. 05	3,610,204	3,681,250	71,046

					(442,330)

Short Positions:
103	U.S. Treasury 10 Yr Notes	Sep. 05	11,618,471	11,687,281	(68,810)
209	U.S. Treasury 2 Yr Notes	Sep. 05	43,391,286	43,406,688	(15,402)

					(84,212)

					$(526,542)

SEE NOTES TO FINANCIAL STATEMENTS.

B14

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 14.8% of collateral received for securities on loan)	24.6%
Mortgage Backed Securities	16.0%
Drugs & Medical Supplies	6.5%
Financial Services	4.8%
U.S. Government Securities	4.3%
Banks & Savings & Loans	4.2%
Telecommunications	4.2%
Computer Services	3.9%
Oil & Gas	3.7%
Commercial Mortgage Backed Securities	3.6%
Retail	3.4%
Insurance	2.9%
Electronics	2.2%
Diversified Operations	2.1%
Food & Beverage	2.1%
Media	1.8%
Utilities – Electric & Gas	1.8%
Technology	1.4%
Aerospace	1.2%
Asset Backed Securities	1.2%
Cosmetics & Soaps	1.2%
Chemicals	1.1%
Electric	1.1%
Banking	0.9%
Hospitals/Hospital Management	0.9%
Computers	0.8%
Diversified Consumer Products	0.8%
Non Captive Finance	0.8%
U.S. Government & Agency Obligations	0.8%
Foods	0.7%
Foreign Government Bonds	0.7%
Leisure	0.7%
Oil & Gas Exploration & Production	0.7%
Oil & Gas Services	0.7%
Automobiles	0.6%
Trucking/Shipping	0.6%
Collateralized Mortgage Obligations	0.5%
Energy – Other	0.5%
Machinery	0.5%
Manufacturing	0.5%
Media & Entertainment	0.5%
Miscellaneous Basic Industry	0.5%
Autos – Cars & Trucks	0.4%
Brokerage	0.4%

Capital Goods	0.4%
Healthcare & Pharmaceutical	0.4%
Housing Related	0.4%
Railroads	0.4%
Restaurants	0.4%
Aerospace/Defense	0.3%
Lodging	0.3%
Miscellaneous – Consumer Growth/Staple	0.3%
Pipelines & Others	0.3%
Real Estate Investment Trust	0.3%
Airlines	0.2%
Apparel	0.2%
Building Materials	0.2%
Construction	0.2%
Diversified Office Equipment	0.2%
Energy – Integrated	0.2%
Forest Products	0.2%
Gas Pipelines	0.2%
Household Products & Personal Care	0.2%
Instrument – Controls	0.2%
Internet Services	0.2%
Municipals	0.2%
Paper	0.2%
Business Services	0.1%
Cable	0.1%
Consumer	0.1%
Containers	0.1%
Education	0.1%
Gaming	0.1%
Metals – Ferrous	0.1%
Metals – Non Ferrous	0.1%
Motorcycles	0.1%
Precious Metals	0.1%
Retailers	0.1%
Supermarkets	0.1%
Tobacco	0.1%
Toys	0.1%
Waste Management	0.1%
Commercial Services	0.0%
Metals	0.0%
Mineral Resources	0.0%
Rubber	0.0%
Textiles	0.0%
Travel Services	0.0%

120.4%
Liabilities in excess of other assets	(20.4)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B15

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.8% LONG-TERM BONDS	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Aerospace/Defense — 0.1%
Raytheon Co.	Baa3	4.50%	11/15/07	$335	$335,931
Raytheon Co.	Baa3	8.30%	03/01/10	725	840,197

					1,176,128

Airlines — 0.2%
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3	8.048%	11/01/20	4	4,162
Continental Airlines, Inc., Series RJ04, Class B(a)	Ba2	9.558%	09/01/19	442	440,927
Southwest Airlines Co.	Baa1	5.25%	10/01/14	2,550	2,564,619

					3,009,708

Asset Backed Securities — 3.7%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)(h)	Baa2	3.72%	02/15/12	2,204	2,211,011
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54%	09/15/10	2,980	2,999,573
Centex Home Equity, Series 2005-A, Class M4(g)	A1	4.114%	01/25/35	2,400	2,405,272
Citibank Credit Card Master Trust, 1999-5, Class A	Aaa	6.10%	05/15/08	8,400	8,555,004
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	3.974%	03/25/35	2,670	2,680,040
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	2,100	2,149,232
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	3.754%	05/25/36	2,575	2,571,699
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00%	02/15/12	14,300	15,876,911
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	4.114%	05/25/33	2,580	2,597,509
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)	Aa3	4.114%	12/25/34	2,100	2,115,729

					44,161,980

Automotive — 3.1%
Auburn Hills Trust, Inc.	A3	12.375%	05/01/20	1,900	2,876,648
Equus Cayman Finance, Ltd., (Cayman Islands), 144A(h)	Baa3	5.50%	09/12/08	830	844,084
Ford Motor Credit Co.(a)	Baa2	6.625%	06/16/08	3,500	3,456,768
Ford Motor Credit Co.	Baa2	6.875%	02/01/06	555	560,547
Ford Motor Credit Co.(a)	Baa2	7.00%	10/01/13	8,205	7,872,525
General Motors Acceptance Corp.	Baa2	6.125%	09/15/06	4,090	4,092,928
General Motors Acceptance Corp.(a)	Baa2	6.125%	02/01/07	4,105	4,076,856
General Motors Acceptance Corp.(a)	Baa2	6.15%	04/05/07	3,710	3,690,701
General Motors Acceptance Corp.(a)	Baa2	6.75%	12/01/14	850	760,473
General Motors Acceptance Corp.	Baa2	8.00%	11/01/31	5,200	4,640,184
Hyundai Motor Manufacturing LLC, 144A(h)	Baa3	5.30%	12/19/08	1,820	1,840,804
Nissan Motor Acceptance Corp., 144A(h)	Baa1	4.625%	03/08/10	2,040	2,042,001

					36,754,519

Banking — 2.1%
Chuo Mitsui Trust & Banking Co., LTD, (Japan) 144A(a)(g)(h)	Baa2	5.506%	12/31/49	3,050	2,996,400
Citigroup, Inc.	Aa2	6.625%	06/15/32	980	1,169,884
Kasikornbank Public Co., Ltd., (Thailand), 144A(h)	Baa2	8.25%	08/21/16	1,710	2,090,220
Kazkommerts International BV, (Netherlands), 144A(a)(h)	Baa2	7.875%	04/07/14	4,150	4,253,750
KBC Bank Funding Trust III, 144A(g)(h)	A2	9.86%	12/31/49	5,000	6,026,235
Mizuho Financial Group, (Cayman Islands), 144A(a)(h)	A2	5.79%	04/15/14	1,880	1,977,474
Washington Mutual, Inc.	A3	7.50%	08/15/06	6,500	6,728,085

					25,242,048

Brokerage — 0.3%
Lehman Brothers Holdings, Inc.	A1	6.625%	02/05/06	3,685	3,741,148

Building Materials & Construction — 1.6%
American Standard, Inc.	Baa3	7.625%	02/15/10	3,800	4,245,478
D.R. Horton, Inc.(a)	Ba1	5.625%	09/15/14	5,335	5,327,312
RPM International, Inc.	Baa3	4.45%	10/15/09	5,150	5,072,930
Ryland Group, Inc.	Baa3	5.375%	06/01/08	1,900	1,942,192
Schuler Homes, Inc., Class A	Ba1	9.375%	07/15/09	2,250	2,357,910

					18,945,822

SEE NOTES TO FINANCIAL STATEMENTS.

B16

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Cable — 0.6%
Charter Communciations Operating LLC, 144A(h)	B2	8.375%	04/30/14	$1,800	$1,791,000
Comcast Cable Communications, Inc.	Baa2	6.375%	01/30/06	650	659,142
CSC Holdings, Inc.	B1	7.875%	12/15/07	3,800	3,923,500
TCI Communications, Inc.	Baa2	7.875%	02/15/26	750	936,707

					7,310,349

Capital Goods — 2.6%
Briggs & Stratton Corp.	Ba1	8.875%	03/15/11	3,905	4,461,462
FedEx Corp.	Baa2	2.65%	04/01/07	7,550	7,353,277
Hutchison Whamp International LTD, 144A(h)	A3	7.45%	11/24/33	2,655	3,123,836
Rockwell Automation, Inc.	A3	5.20%	01/15/98	6,500	6,249,386
Tyco International Group SA, (Luxembourg)	Baa3	6.00%	11/15/13	200	217,499
Tyco International Group SA, (Luxembourg)	Baa3	6.75%	02/15/11	805	893,632
United Technologies Corp.	A2	4.875%	05/01/15	5,000	5,114,605
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,639,722
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,400,598

					31,454,017

Chemicals — 1.8%
Dow Chemical Co.	A3	5.97%	01/15/09	1,490	1,573,468
Dow Chemical Co.	A3	9.00%	04/01/21	1,000	1,412,459
Hercules, Inc.	Ba3	6.75%	10/15/29	620	601,400
Hercules, Inc., (cost $1,302,293; purchased 4/05/05)(i)	Ba1	6.60%	08/01/27	1,280	1,292,800
Huntsman International LLC	B2	9.875%	03/01/09	2,400	2,568,000
ICI Wilmington, Inc.	Baa3	4.375%	12/01/08	2,040	2,024,502
IMC Global, Inc.(a)	B1	6.875%	07/15/07	2,000	2,025,000
IMC Global, Inc.	Ba3	10.875%	08/01/13	610	715,225
Lubrizol Corp.	Baa3	4.625%	10/01/09	5,600	5,600,700
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	572,926
Lyondell Chemical Co.	B1	9.50%	12/15/08	3,000	3,191,250

					21,577,730

Collateralized Mortgage Obligations — 1.4%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	4,058	4,037,815
Master Alternative Loans Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	813	819,489
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3	Aaa	4.17%	02/25/34	7,222	7,192,072
Washington Mutual, Series 2002-AR15, Class A5	Aaa	4.38%	12/25/32	2,452	2,445,122
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	Aaa	5.00%	03/25/20	2,535	2,550,653

					17,045,151

Commercial Mortgage Backed Securities — 8.1%
Banc America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	4.856%	11/10/42	5,950	6,134,924
Banc America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%	07/10/43	6,400	6,401,000
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB	Aaa	4.823%	02/13/42	2,475	2,530,746
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2	AAA(f)	7.37%	06/19/29	2,925	3,026,960
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,756,826
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	12,412,383
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A3	Aaa	4.533%	01/05/36	4,750	4,785,081
JP Morgan Chase Commercial Mortgage Securities, Series 2003-ML 1A, Class A2	Aaa	4.767%	03/12/39	4,969	5,050,585
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP2 Class ASB(g)	Aaa	4.659%	07/15/42	7,300	7,366,431
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,453,145
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6	Aaa	4.799%	12/15/29	4,200	4,278,294
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3	Aaa	4.892%	02/12/42	4,600	4,703,093
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	1,947	2,061,986
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(f)	7.33%	12/10/32	4,800	5,333,425

SEE NOTES TO FINANCIAL STATEMENTS.

B17

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Commercial Mortgage Backed Securities (cont’d.)
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	$5,503	$5,709,286
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,578,418
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	7,514,670
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,791,583

					96,888,836

Consumer Services — 0.2%
Propex Fabrics Inc.	Caa1	10.00%	12/01/12	2,000	1,900,000

Electric — 5.1%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	3,149,337
CMS Energy Corp.	B1	8.90%	07/15/08	2,570	2,794,875
Consumers Energy Co.	Baa3	5.00%	02/15/12	1,000	1,016,483
Consumers Energy Co.	Baa3	5.375%	04/15/13	1,000	1,037,263
Duke Capital LLC	Baa3	4.331%	11/16/06	650	650,868
Edison Mission Energy	B1	7.73%	06/15/09	1,480	1,559,550
Edison Mission Energy	B1	10.00%	08/15/08	1,085	1,217,913
El Paso Electric Co.	Baa3	6.00%	05/15/35	3,100	3,246,636
Empresa Nacional de Electricidad SA, (Chile)	Ba1	8.35%	08/01/13	625	725,898
Energy East Corp.	Baa2	6.75%	06/15/12	750	838,073
Energy East Corp.	Baa2	6.75%	09/15/33	1,150	1,341,912
Enersis SA, (Chile)	Ba1	7.375%	01/15/14	3,700	3,993,588
FirstEnergy Corp.	Baa3	5.50%	11/15/06	1,700	1,729,124
FirstEnergy Corp.(a)	Baa3	6.45%	11/15/11	3,030	3,310,657
FirstEnergy Corp.	Baa3	7.375%	11/15/31	1,125	1,375,175
Korea East-West Power Co., Ltd., (South Korea), 144A(h)	A2	4.875%	04/21/11	1,700	1,716,876
MidAmerican Energy Holdings Co.	Baa3	7.23%	09/15/05	5,000	5,030,975
Midland Funding II, Series B	Ba3	13.25%	07/23/06	4,000	4,234,704
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,403,952
Oncor Electric Delivery Co.	Baa2	7.00%	09/01/22	300	350,667
Pacific Gas & Electric Co.	Baa1	6.05%	03/01/34	4,695	5,174,308
Southern California Edison Co.	Baa1	6.375%	01/15/06	1,250	1,265,482
Southern California Edison Co.	Baa1	7.625%	01/15/10	1,100	1,239,830
Teco Energy, Inc.(a)	Ba2	7.50%	06/15/10	955	1,040,950
Teco Energy, Inc., 144A(h)	Ba2	6.75%	05/01/15	1,965	2,082,900
TXU Corp.	Ba1	4.446%	11/16/06	100	99,908
TXU Corp., 144A(h)	Ba1	6.50%	11/15/24	3,400	3,330,443
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,296,129
Xcel Energy, Inc.	Baa1	7.00%	12/01/10	1,850	2,058,105

					60,312,581

Energy – Integrated — 0.4%
Conoco Funding Co., (Canada)	A3	6.35%	10/15/11	2,480	2,746,097
Tosco Corp.	A3	7.25%	01/01/07	1,500	1,561,705

					4,307,802

Energy – Other — 0.9%
B.J. Services Co.	Baa2	7.00%	02/01/06	5,000	5,069,475
Halliburton Co.	Baa2	5.50%	10/15/10	625	655,456
Occidental Petroleum	A3	4.25%	03/15/10	3,250	3,238,654
Talisman Energy, Inc., (Canada)	Baa1	5.125%	05/15/15	2,300	2,348,236

					11,311,821

Foods — 0.9%
Cadbury Schweppes US Finance, 144A(h)	Baa2	3.875%	10/01/08	2,600	2,563,663
Dole Food, Inc.	B2	8.875%	03/15/11	2	2,135
Kraft Foods, Inc.	A3	5.625%	11/01/11	860	912,308
Kraft Foods, Inc.	A3	6.25%	06/01/12	1,425	1,566,519
The Kroger Co.	Baa2	6.75%	04/15/12	1,375	1,522,555
Tricon Global Restaurants, Inc.	Baa3	8.875%	04/15/11	1,705	2,065,816

SEE NOTES TO FINANCIAL STATEMENTS.

B18

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Foods (cont’d.)
Tyson Foods, Inc.	Baa3	6.625%	10/17/05	$1,025	$1,031,489
Tyson Foods, Inc.	Baa3	7.25%	10/01/06	1,250	1,295,675

					10,960,160

Gaming — 0.9%
Harrah’s Operating Co., Inc.	Ba1	7.875%	12/15/05	5,375	5,455,625
Harrah’s Operating Co., Inc., 144A(h)	Baa3	5.625%	06/01/15	2,350	2,393,588
Mandalay Resort Group	Ba3	9.375%	02/15/10	33	37,293
Park Place Entertainment Corp.	Ba1	7.875%	12/15/05	2,450	2,486,750

					10,373,256

Health Care & Pharmaceutical — 1.6%
HCA, Inc	Ba2	8.36%	04/15/24	2,900	3,243,201
HCA, Inc.	Ba2	7.125%	06/01/06	7,000	7,150,066
Magellan Health Services, Inc.	B3	9.375%	11/15/08	2,670	2,843,550
Merck & Co., Inc.	Aa3	5.95%	12/01/28	255	283,660
Pharmacia Corp.	Aaa	6.50%	12/01/18	1,015	1,191,776
Res-Care, Inc.	B2	10.625%	11/15/08	1,456	1,554,280
Wellpoint Inc.	Baa1	5.00%	12/15/14	1,310	1,337,646
Wyeth(b)	Baa1	5.50%	03/15/13	1,250	1,315,564

					18,919,743

Insurance — 0.9%
Allstate Corp.	A1	5.55%	05/09/35	4,865	5,034,253
American International Group, Inc.	Aa2	4.25%	05/15/13	2,210	2,143,426
Everest Reinsurance Holdings	A3	5.40%	10/15/14	1,900	1,951,376
Hartford Financial Services Group, Inc.	A3	2.375%	06/01/06	1,400	1,374,992
XL Capital Ltd., Class A (Cayman Islands)	A2	5.25%	09/15/14	140	142,006

					10,646,053

Lodging — 1.1%
Carnival Corp., (Panama)	A3	3.75%	11/15/07	3,600	3,564,443
Carnival PLC, (United Kingdom)	A3	7.30%	06/01/07	825	868,705
Host Marriott L.P.	Ba3	7.00%	08/15/12	1,900	1,971,250
Royal Caribbean Cruises. LTD., (Liberia)	Ba1	6.875%	12/01/13	2,210	2,353,650
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	7.375%	05/01/07	3,000	3,135,000
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	7.375%	11/15/15	770	856,625

					12,749,673

Media & Entertainment — 1.1%
Chancellor Media Corp.	Baa3	8.00%	11/01/08	4,720	5,074,793
News America, Inc.	Baa3	5.30%	12/15/14	3,230	3,314,016
R. R. Donnelley & Sons Co., 144A(h)	Baa2	5.50%	05/15/15	2,300	2,334,854
Thomson Corp., (Canada)	A3	5.75%	02/01/08	2,750	2,839,303

					13,562,966

Metals — 0.7%
Alcan, Inc.	Baa1	5.75%	06/01/35	2,050	2,085,260
Asia Aluminum Holdings, LTD, (Bermuda) 144A(h)	Ba3	8.00%	12/23/11	1,500	1,473,750
Noranda, Inc.	Baa3	6.20%	06/15/35	2,150	2,132,830
Oregon Steel Mills, Inc.(a)	B1	10.00%	07/15/09	3,065	3,302,538

					8,994,378

Non Captive Finance — 1.9%
Berkshire Hathaway, Inc., 144A(h)	Aaa	4.75%	05/15/12	3,400	3,431,039
Capital One Bank	Baa2	6.875%	02/01/06	4,250	4,317,180
Capital One Financial Corp.	Baa3	5.50%	06/01/15	2,450	2,506,448
CIT Group, Inc.	A2	5.50%	11/30/07	235	241,589
HSBC Finance Corp.	A1	4.125%	03/11/08	710	708,371
HSBC Finance Corp.	A1	5.00%	06/30/15	5,600	5,643,719
HSBC Finance Corp.	A1	6.75%	05/15/11	550	610,472

SEE NOTES TO FINANCIAL STATEMENTS.

B19

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Non Captive Finance (cont’d.)
International Lease Finance Corp.	A1	2.95%	05/23/06	$ 1,940	$1,923,118
Residential Capital Corp., 144A(h)	Baa2	6.375%	06/30/10	90	90,433
Residential Capital Corp., 144A(a)(h)	Baa2	6.875%	06/30/15	3,100	3,168,268

					22,640,637

Non-Corporate Foreign Agency — 1.3%
Gazprom OAO, (Russia)	BB-(f)	10.50%	10/21/09	1,685	2,013,070
Pemex Project Funding Master Trust, (Mexico), 144A(h)	Baa1	8.85%	09/15/07	4,450	4,857,175
Petronas Capital, Ltd., (Malaysia), 144A(h)	A2	7.00%	05/22/12	7,300	8,343,739

					15,213,984

Non-Corporate Sovereign — 3.2%
Federal Republic of Brazil, (Brazil)(a)	B1	9.25%	10/22/10	5,325	5,924,062
Federal Republic of Brazil, (Brazil)	B1	11.25%	07/26/07	565	629,975
Government of Japan, (Japan)	A2	2.10%	09/20/24	JPY310,800	2,931,073
Government of New Zealand, (New Zealand)	Aaa	7.00%	07/15/09	NZD 6,860	4,966,679
Government of Poland, (Poland)	A2	6.00%	05/24/09	PLN 11,090	3,474,639
Republic of Peru, (Peru)	Ba3	5.00%	03/07/17	$ 743	701,662
Republic of Peru, (Peru)	Ba3	5.00%	03/07/17	1,730	1,634,614
Republic of Peru, (Peru)	Ba3	9.875%	02/06/15	1,635	2,023,313
Republic of Philippines, (Philippines)	B1	9.875%	01/15/19	1,920	2,076,000
Republic of Uruguay, (Uruguay)	B3	7.25%	02/15/11	1,310	1,310,000
United Mexican States, (Mexico)(a)	Baa1	8.375%	01/14/11	8,000	9,312,000
United Mexican States, (Mexico)	Baa1	10.00%	12/05/24	MXP 31,100	2,944,390

					37,928,407

Packaging — 0.5%
Crown Cork & Seal Finance PLC, (United Kingdom)	B3	7.00%	12/15/06	$ 3,500	3,587,500
Pactiv Corp.	Baa2	7.20%	12/15/05	2,450	2,482,695

					6,070,195

Paper — 0.2%
International Paper Co.	Baa2	5.25%	04/01/16	585	580,689
Weyerhaeuser Co.	Baa2	7.375%	03/15/32	1,450	1,709,804

					2,290,493

Pipelines & Other — 2.4%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09	5,300	5,185,197
Duke Energy Field Services	Baa2	7.50%	08/16/05	12,000	12,051,980
Enterprise Products Operating L.P.(a)	Baa3	4.00%	10/15/07	4,000	3,960,036
Enterprise Products Operating L.P.	Baa3	5.60%	10/15/14	2,100	2,161,007
Enterprise Products Operating L.P., 144A(g)(h)	Baa3	5.00%	03/01/15	3,000	2,945,793
Magellan Midstream Partners LP	Ba1	5.65%	10/15/16	1,870	1,932,877

					28,236,890

Real Estate Investment Trusts — 0.3%
Equity One, Inc.	Baa3	3.875%	04/15/09	1,450	1,404,066
Post Apartment Homes L.P.	Baa3	5.45%	06/01/12	2,300	2,314,692

					3,718,758

Retailers — 1.0%
May Department Stores Co.	Baa2	6.70%	07/15/34	1,955	2,185,733
The Gap, Inc.	Baa3	6.90%	09/15/07	8,875	9,309,165

					11,494,898

Structured Notes — 2.1%
Dow Jones CDX HY(a)	B3	8.25%	06/29/10	5,940	5,962,275
Dow Jones CDX HY, 144A(h)	Ba3	6.75%	06/29/10	4,000	4,002,500
Dow Jones CDX HY, 144A(a)(h)	B3	8.00%	06/29/10	8,500	8,622,187

SEE NOTES TO FINANCIAL STATEMENTS.

B20

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Structure Notes (cont’d.)
Preferred Term Securities X, Class A-1 (cost $3,900,000; purchased 6/16/03), 144A(g)(h)(i)	Aaa	3.81%	07/03/33	$3,900	$3,904,875
Targeted Return Index Securities Trust, (cost $2,776,142; purchased 2/01/05 — 4/12/05), 144A(a)(g)(h)(i)	B1	7.95%	08/01/15	2,632	2,780,462

					25,272,299

Technology — 2.2%
Certegy, Inc.	Baa2	4.75%	09/15/08	1,900	1,931,302
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,364,951
Freescale Semiconductor Inc.	Ba2	6.875%	07/15/11	2,610	2,766,600
International Business Machines Corp.	A1	8.375%	11/01/19	575	776,683
Jabil Circuit, Inc.	Baa3	5.875%	07/15/10	2,000	2,071,352
Motorola, Inc.	Baa2	4.608%	11/16/07	2,870	2,891,955
Motorola, Inc.	Baa2	7.625%	11/15/10	915	1,046,966
Sanmina-SCI Corp.	Ba2	10.375%	01/15/10	1,210	1,343,100
Seagate Technology International(a)	Ba2	8.00%	05/15/09	1,030	1,095,662
Sun Microsystems, Inc.	Baa3	7.50%	08/15/06	5,835	6,023,080
SunGard Data Systems, Inc.	Baa3	3.75%	01/15/09	1,100	1,002,096
SunGard Data Systems, Inc.	Baa3	4.875%	01/15/14	2,350	1,880,000
Unisys Corp.	Ba1	8.125%	06/01/06	1,650	1,687,125

					25,880,872

Telecommunications — 6.8%
America Movil S.A. De C.V., (Mexico)	A3	5.75%	01/15/15	1,000	1,015,363
AT&T Corp.(a)	Ba1	9.75%	11/15/31	2,475	3,220,594
AT&T Wireless Services, Inc.	Baa2	8.125%	05/01/12	1,815	2,174,637
AT&T Wireless Services, Inc.	Baa2	8.75%	03/01/31	2,375	3,328,890
BellSouth Corp.	A2	4.20%	09/15/09	2,750	2,740,243
CenturyTel, Inc.	Baa2	6.55%	12/01/05	4,000	4,038,660
Citizens Communications Co.	Ba3	7.60%	06/01/06	1,510	1,536,425
Citizens Communications Co.	Ba3	7.625%	08/15/08	2,168	2,292,660
Deutsche Telekom International Finance BV, (Netherlands)(b)	A3	8.25%	06/15/30	865	1,171,192
LCI International, Inc., (cost $6,711,867; purchased 7/21/98-1/24/00)(i)	NR	7.25%	06/15/07	6,675	6,474,750
SBC Communications, Inc.	A2	4.125%	09/15/09	4,150	4,115,609
Sprint Capital Corp.	Baa3	4.78%	08/17/06	6,665	6,713,641
Sprint Capital Corp.	Baa3	6.90%	05/01/19	2,800	3,206,809
Sprint Capital Corp.(a)	Baa3	8.75%	03/15/32	2,215	3,081,311
Telecom de Puerto Rico, (Puerto Rico)(a)	Baa1	6.65%	05/15/06	6,800	6,937,856
Telecom de Puerto Rico, (Puerto Rico)	Baa1	6.80%	05/15/09	4,365	4,673,256
Telecom Italia Capital, (Luxembourg), 144A(h)	Baa2	4.95%	09/30/14	2,200	2,178,319
Telecom Italia Capital, (Luxembourg), 144A(h)	Baa2	6.00%	09/30/34	3,380	3,450,720
TeleCorp PCS, Inc., Class A	Baa2	10.625%	07/15/10	5,940	6,284,152
TELUS Corp., (Canada)	Baa2	7.50%	06/01/07	6,250	6,611,881
TELUS Corp., (Canada)	Baa2	8.00%	06/01/11	150	175,425
Verizon Wireless Capital, Inc.	A3	5.375%	12/15/06	5,900	6,012,808

					81,435,201

Tobacco — 0.7%
Altria Group, Inc.	Baa2	7.00%	07/15/05	1,750	1,752,000
Altria Group, Inc.	Baa2	7.65%	07/01/08	1,100	1,197,646
RJ Reynolds Tobacco Holdings, Inc., 144A(a)(h)	Ba2	6.50%	07/15/10	5,600	5,586,000

					8,535,646

U.S. Government & Agency Obligations — 0.7%
Federal Farm Credit Bank	Aaa	4.15%	05/15/13	1,600	1,596,349
Federal Home Loan Mortgage Corp.	Aaa	4.50%	01/15/15	495	504,122
Federal Home Loan Mortgage Corp.	Aaa	4.875%	11/15/13	5,785	6,052,695
Federal National Mortgage Association	Aaa	6.625%	11/15/30	170	220,610

					8,373,776

SEE NOTES TO FINANCIAL STATEMENTS.

B21

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Government Mortgage Backed Securities — 32.7%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	11/01/18-06/01/19	$21,537	$21,461,088
Federal Home Loan Mortgage Corp.	Aaa	5.00%	01/01/19-10/01/33	5,636	5,698,366
Federal Home Loan Mortgage Corp.		5.00%	TBA	6,000	6,039,376
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	7,885	8,025,955
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	9,177	9,415,958
Federal Home Loan Mortgage Corp.		6.00%	TBA	2,500	2,560,938
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32-09/01/32	4,897	5,076,828
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	11,076	11,662,489
Federal National Mortgage Association	Aaa	4.00%	05/01/19-06/01/19	9,965	9,762,673
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	39,011	38,711,706
Federal National Mortgage Association	Aaa	5.00%	01/01/19-03/01/34	10,069	10,180,503
Federal National Mortgage Association		5.00%	TBA	73,500	73,468,269
Federal National Mortgage Association	Aaa	5.50%	12/01/16-02/01/34	94,818	96,385,137
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	31,390	32,232,782
Federal National Mortgage Association		6.00%	TBA	3,000	3,072,186
Federal National Mortgage Association	Aaa	6.50%	11/01/09-11/01/33	11,515	11,962,734
Federal National Mortgage Association		6.50%	TBA	2,500	2,586,720
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	1,147	1,210,287
Federal National Mortgage Association	Aaa	9.00%	10/01/16-09/01/21	47	49,680
Government National Mortgage Association	Aaa	5.50%	05/15/33-06/20/35	12,917	13,185,400
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	16,603	17,125,500
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	9,569	10,004,392
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	261	279,970

					390,158,937

U.S. Government Securities — 3.4%
United States Treasury Bonds	Aaa	2.375%	01/15/25	1,424	1,559,180
United States Treasury Bonds(a)	Aaa	5.375%	02/15/31	1,390	1,640,689
United States Treasury Notes	Aaa	3.625%	01/15/08	35,039	37,076,508

					40,276,377

Total Long Term Bonds (cost $1,160,608,421)					1,178,873,239

SHORT-TERM INVESTMENTS — 14.0%				Shares
Mutual Fund — 14.0%
Dryden Core Investment Fund – Taxable Money Market Fund Series, (Note 4)(c)(d)(cost $167,129,489)				167,129,489	167,129,489

TOTAL INVESTMENTS — 112.8% (cost $1,327,737,910; Note 6)					1,346,002,728
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (12.8)%					(153,251,694)

TOTAL NET ASSETS — 100.0%					$1,192,751,034

The following abbreviations are used in portfolio descriptions:

JPY	Japanese Yen
MXP	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities Purchased on a forward commitment basis.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $72,423,624; cash collateral of $74,571,588 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B22

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

(e)	Security segregated as collateral for future contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.

(h)	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $14,690,302. The aggregate value $14,452,887 represents 1.2% of net assets.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate swap, credit default swaps and foreign currency contracts as follows:

Open future contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
32	Eurodollar Futures	Sep 07	$7,618,093	$7,672,000	$53,907
64	Eurodollar Futures	Sep 06	15,266,585	15,356,800	90,215
32	Eurodollar Futures	Jun 07	7,621,226	7,673,600	52,374
63	U.S. Treasury 10 Yr Notes	Sep 05	7,174,812	7,148,531	(26,281)
37	U.S. Treasury 5 Yr Notes	Sep 05	4,027,841	4,028,953	1,112
638	U.S. Treasury Bonds	Sep 05	74,426,982	75,762,500	1,335,518

					1,506,845

Short Positions:
1079	U.S. Treasury 2Yr Notes	Sep 05	223,997,799	224,094,813	(97,014)

					$1,409,831

Forward Foreign currency exchange contracts outstanding at June 30, 2005:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Polish Zloty expiring 7/1/05	$421,426	$424,415	$2,989

Sold:
Japanese Yen expiring 7/22/05	2,985,187	2,943,825	41,362
Mexican Peso expiring 7/25/05	115,502	116,337	(835)
New Zealand Dollar expiring 7/27/05	4,934,374	4,877,889	56,485
Polish Zloty expiring 7/1/05	216,937	218,475	(1,538)
Polish Zloty expiring 7/1/05	204,428	205,939	(1,511)

	$8,456,428	$8,362,466	93,963

			$96,952

Credit default swap agreement outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/09	$4,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	65,791
Morgan Stanley Capital Services, Inc.(a)	12/20/14	5,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	130,431
Morgan Stanley Capital Services, Inc.(b)	12/20/09	1,855	0.75%	RPM International, Inc., 6.25%, 12/15/13	(11,769)
Morgan Stanley Capital Services, Inc.(b)	12/20/09	3,295	0.60%	RPM International, Inc., 6.25%, 12/15/13	(629)

					183,824

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

B23

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest rate swap agreement outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	5/19/2010	$4,485	4.247%	3 month LIBOR	22,559

Portfolio receives the fixed rate and pays the floating rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

U.S. Government Mortgage Backed Securities	32.7%
Money Market Mutual Fund (including 6.3% of collateral received for securities on loan)	14.0%
Commercial Mortgage Backed Securities	8.1%
Telecommunications	6.8%
Electric	5.1%
Asset Backed Securities	3.7%
U.S. Government Securities	3.4%
Non-Corporate Sovereign	3.2%
Automotive	3.1%
Capital Goods	2.6%
Pipelines & Other	2.4%
Technology	2.2%
Banking	2.1%
Structured Notes	2.1%
Non Captive Finance	1.9%
Chemicals	1.8%
Building Materials & Construction	1.6%
Health Care & Pharmaceutical	1.6%
Collateralized Mortgage Obligations	1.4%
Non-Corporate Foreign Agency	1.3%
Lodging	1.1%
Media & Entertainment	1.1%
Retailers	1.0%
Energy - Other	0.9%
Foods	0.9%
Gaming	0.9%
Insurance	0.9%
Metals	0.7%
Tobacco	0.7%
U.S. Government & Agency Obligations	0.7%
Cable	0.6%
Packaging	0.5%
Energy - Integrated	0.4%
Brokerage	0.3%
Real Estate Investment Trusts	0.3%
Airlines	0.2%
Consumer Services	0.2%
Paper	0.2%
Aerospace/Defense	0.1%

112.8%
Liabilities in excess of other assets	(12.8)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B24

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%		Value (Note 2)
COMMON STOCKS — 98.3%	Shares
Aerospace/Defense — 2.3%
Boeing Co.	451,300	$29,785,800
General Dynamics Corp.	34,868	3,819,441
Honeywell International, Inc.	17,077	625,531
ITT Industries, Inc.	65,501	6,394,863
L-3 Communications Holdings, Inc.	29,928	2,291,886
Lockheed Martin Corp.(b)	373,783	24,247,303
Raytheon Co.	387,300	15,151,176
United Technologies Corp.	196,538	10,092,226

		92,408,226

Air Freight & Couriers — 0.2%
Expeditors International of Washington, Inc.	283	14,096
FedEx Corp.	22,946	1,858,855
United Parcel Service, Inc. (Class “B” Stock)	82,416	5,699,891

		7,572,842

Automobiles — 0.1%
General Motors Corp.	20,636	701,624
Harley-Davidson, Inc.	56,174	2,786,230

		3,487,854

Beverages — 1.9%
Coca-Cola Co.	269,550	11,253,713
Pepsi Bottling Group, Inc. (The)	44,925	1,285,304
PepsiCo, Inc.	1,194,781	64,434,539

		76,973,556

Biotechnology — 2.7%
Amgen, Inc.(a)	719,059	43,474,307
Biogen Idec, Inc.(a)	70,084	2,414,394
Genentech, Inc.(a)	445,413	35,757,756
Genzyme Corp.(a)	18,869	1,133,838
Gilead Sciences, Inc.(a)	431,758	18,993,034
MedImmune, Inc.(a)	1,986	53,066
OSI Pharmaceuticals, Inc.(a)	164,800	6,735,376

		108,561,771

Building & Building Products — 0.3%
American Standard Cos., Inc.	281,700	11,808,864
KB HOME	7,440	567,151
Pulte Homes, Inc.	9,165	772,151

		13,148,166

Capital Markets — 3.2%
Bank of New York Co., Inc. (The)	518,176	14,913,105
Goldman Sachs Group, Inc.(b)	265,917	27,128,852
Legg Mason, Inc.	73,100	7,610,441
Mellon Financial Corp.	218,361	6,264,777
Merrill Lynch & Co., Inc.	971,471	53,440,620
Schwab, Charles Corp. (The)(b)	1,805,100	20,361,528

		129,719,323

Chemicals — 1.3%
Air Products & Chemicals, Inc.	149,573	9,019,252
Dow Chemical Co.	93,926	4,182,525
E.I. du Pont de Nemours & Co.	744,701	32,029,590
Ecolab, Inc.	9,542	308,779
Monsanto Co.	43,042	2,706,051
Praxair, Inc.	52,724	2,456,938

		50,703,135

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commercial Banks — 2.9%
Bank of America Corp.	925,710	$42,221,633
Comerica, Inc.	168,400	9,733,520
North Fork Bancorporation, Inc.	39,901	1,120,819
SunTrust Banks, Inc.	106,327	7,681,062
U.S. Bancorp	104,388	3,048,130
Wachovia Corp.	389,988	19,343,405
Wells Fargo & Co.	504,389	31,060,275

		114,208,844

Commercial Services & Supplies — 1.2%
Avery Dennison Corp.	170,600	9,034,976
Cendant Corp.	36,443	815,230
Certegy, Inc.	12,427	474,960
Cintas Corp.	844	32,578
Corinthian Colleges, Inc.(a)	89,600	1,144,192
Iron Mountain, Inc.(a)	61,731	1,914,896
Paychex, Inc.	397,758	12,943,045
Waste Management, Inc.	825,000	23,380,500

		49,740,377

Communications Equipment — 3.3%
ADC Telecommunications, Inc.(a)	755,442	16,445,972
Cisco Systems, Inc.(a)	2,519,179	48,141,511
Comverse Technology, Inc.(a)	26,955	637,486
Corning, Inc.(a)	146,500	2,434,830
Motorola, Inc.	219,465	4,007,431
Nokia Oyj, ADR (Finland)	428,342	7,127,611
Nortel Networks Corp.(a)	2,604,765	6,798,436
QUALCOMM, Inc.	762,334	25,164,645
Research In Motion, Ltd.(a)	276,000	20,355,000

		131,112,922

Computers & Peripherals — 1.9%
Apple Computer, Inc.(a)	437,200	16,093,332
Dell, Inc.(a)	642,690	25,392,682
EMC Corp.(a)	359,351	4,926,702
Hewlett-Packard Co.	221,208	5,200,600
International Business Machines Corp.	284,602	21,117,469
Sun Microsystems, Inc.(a)	454,374	1,694,815

		74,425,600

Consumer Finance — 1.2%
American Express Co.	843,553	44,902,326
SLM Corp.	87,496	4,444,797

		49,347,123

Diversified Financial Services — 5.3%
Capital One Financial Corp.	217,302	17,386,333
CIT Group, Inc.	80,865	3,474,769
Citigroup, Inc.	972,329	44,950,770
Fannie Mae	191,704	11,195,514
Fifth Third Bancorp	82,555	3,402,092
Franklin Resources, Inc.	72,293	5,565,115
Freddie Mac	142,990	9,327,238
J.P. Morgan Chase & Co.	1,236,401	43,669,683
MBNA Corp.	385,403	10,082,142
Morgan Stanley	126,933	6,660,174
National Financial Partners Corp.	41,511	1,624,740

SEE NOTES TO FINANCIAL STATEMENTS.

B25

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Financial Services (cont’d.)
PHH Corp.(a)	463,000	$11,908,360
PNC Financial Services Group, Inc.	1,986	108,158
Principal Financial Group, Inc.(b)	677,344	28,380,714
State Street Corp.	166,796	8,047,907
T. Rowe Price Group, Inc.	75,420	4,721,292

		210,505,001

Diversified Manufacturing Operations — 0.0%
Cooper Industries, Ltd. (Class “A” Stock)(Bermuda)	410	26,199

Diversified Telecommunication Services — 1.8%
ALLTEL Corp.	78,821	4,908,972
BellSouth Corp.	90,731	2,410,722
SBC Communications, Inc.(b)	1,525,715	36,235,731
Sprint Corp.(b)	861,008	21,602,691
Verizon Communications, Inc.	170,029	5,874,502

		71,032,618

Electric Utilities — 1.5%
AES Corp.(a)	49,543	811,514
Ameren Corp.	9,613	531,599
American Electric Power Co., Inc.	46,138	1,701,108
Cinergy Corp.	8,055	361,025
Consolidated Edison, Inc.	30,546	1,430,775
Constellation Energy Group, Inc.	24,637	1,421,309
Dominion Resources, Inc.	28,644	2,102,183
DTE Energy Co.	20,053	937,879
Edison International	40,529	1,643,451
Entergy Corp.	21,587	1,630,898
Exelon Corp.	664,068	34,086,610
FirstEnergy Corp.	38,233	1,839,390
FPL Group, Inc.	26,811	1,127,671
PG&E Corp.	49,328	1,851,773
Pinnacle West Capital Corp.	6,631	294,748
PPL Corp.	25,590	1,519,534
Progress Energy, Inc.	9,057	409,739
Public Service Enterprise Group, Inc.	9,642	586,426
Southern Co.	80,112	2,777,483
Wisconsin Energy Corp.	12,143	473,577

		57,538,692

Electrical Equipment — 0.0%
Molex, Inc. (Class “A” Stock)	57,795	1,357,027

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(a)(b)	867,400	19,967,548
Dolby Laboratories, Inc. (Class “A” Stock)(a)	151,300	3,337,678

		23,305,226

Energy Equipment & Services — 3.7%
BJ Services Co.	2,505	131,463
Cooper Cameron Corp.(a)	3,245	201,352
ENSCO International, Inc.	530,900	18,979,675
GlobalSantaFe Corp. (Cayman Islands).	1,089,600	44,455,680

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Energy Equipment & Services (cont’d.)
Halliburton Co.	1,172,389	$56,063,642
Schlumberger, Ltd.	87,550	6,648,547
Weatherford International, Ltd.(a)	348,600	20,211,828

		146,692,187

Food Products — 1.8%
Cadbury Schweppes PLC, ADR (United Kingdom)(b)	736,900	28,245,377
General Mills, Inc.	792	37,058
Hershey Foods Corp.	12,161	755,198
Kellogg Co.	448,129	19,914,853
McCormick & Co., Inc.	240,074	7,845,618
Sara Lee Corp.	767,448	15,203,145

		72,001,249

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	174,000	7,798,680
Kroger Co.(a)(b)	1,772,600	33,732,578
Wal-Mart Stores, Inc.(f)	442,968	21,351,058
Whole Foods Market, Inc.(b)	246,800	29,196,440

		92,078,756

Gas Utilities — 0.3%
Kinder Morgan, Inc.	12,632	1,050,982
Sempra Energy	292,476	12,082,184

		13,133,166

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	16,173	600,018
Boston Scientific Corp.(a)	132,081	3,566,187
Fisher Scientific International, Inc.(a)	166,075	10,778,268
Guidant Corp.	112,624	7,579,595
Medtronic, Inc.	122,084	6,322,731
Smith & Nephew PLC, ADR (United Kingdom)	37,737	1,864,585
St. Jude Medical, Inc.(a)	578,730	25,238,415
Zimmer Holdings, Inc.(a)	136,254	10,378,467

		66,328,266

Health Care Providers & Services — 3.2%
Aetna, Inc.	59,302	4,911,392
Caremark Rx, Inc.(a)	483,000	21,503,160
Coventry Heath Care, Inc.(a)	232,500	16,449,375
Tenet Healthcare Corp.(a)	2,352	28,789
UnitedHealth Group, Inc.	927,530	48,361,414
WellPoint, Inc.(a)	537,610	37,439,160

		128,693,290

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	46,363	2,529,102
Ctrip.com International Ltd., ADR (Cayman Islands)	29,300	1,490,784
GTECH Holdings Corp.	584,600	17,093,704
International Game Technology	63,452	1,786,174
Marriott International, Inc. (Class “A” Stock)	23,505	1,603,511
McDonald’s Corp.	508,323	14,105,963
Outback Steakhouse, Inc.	560	25,334
Starbucks Corp.(a)	305,900	15,802,794

		54,437,366

SEE NOTES TO FINANCIAL STATEMENTS.

B26

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Household Durables — 0.4%
Black & Decker Corp.	6,739	$605,499
Centex Corp.	8,841	624,794
Fortune Brands, Inc.	11,914	1,057,963
Leggett & Platt, Inc.	15,418	409,811
Maytag Corp.	6,038	94,555
Newell Rubbermaid, Inc.	455,263	10,853,470
Snap-on, Inc.	4,744	162,719
Stanley Works	6,900	314,226
Whirlpool Corp.	5,229	366,605

		14,489,642

Independent Power Producers & Energy — 0.4%
TXU Corp.(b)	207,683	17,256,380

Household Products — 2.8%
Clorox Co.	78,170	4,355,632
Colgate-Palmolive Co.	148,253	7,399,307
Kimberly-Clark Corp.	549,811	34,412,671
Procter & Gamble Co. (The)(b)	1,244,439	65,644,157

		111,811,767

Industrial Conglomerates — 4.0%
3M Co.	102,968	7,444,586
General Electric Co.	2,898,981	100,449,692
Rockwell Automation, Inc.	19,138	932,212
Textron, Inc.	146,777	11,133,035
Tyco International, Ltd.	1,328,754	38,799,617

		158,759,142

Insurance — 4.1%
AFLAC, Inc.	166,300	7,197,464
Allstate Corp.	127,965	7,645,909
American International Group, Inc.	1,082,882	62,915,444
Assurant, Inc.	111,000	4,007,100
Axis Capital Holdings, Ltd. (Bermuda)	588,600	16,657,380
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	120	10,020,000
Chubb Corp.	173,537	14,856,503
Conseco, Inc.(a)	2,165	47,240
Hartford Financial Services Group, Inc. (The)	614	45,915
Loews Corp.	424,500	32,898,750
MetLife, Inc.	107,430	4,827,904
SAFECO Corp.	83,507	4,537,770

		165,657,379

Internet & Catalog Retail — 0.6%
eBay, Inc.(a)(b)	784,756	25,904,796
InterActiveCorp(a)	4,043	97,234

		26,002,030

Internet Software & Services — 2.4%
Google, Inc. (Class “A” Stock)(a)(b)	154,700	45,505,005
SINA Corp. (Cayman Islands)(a)	68,300	1,905,570
Yahoo!, Inc.(a)(b)	1,351,320	46,823,238

		94,233,813

IT Consulting & Services — 0.2%
Accenture, Ltd. (Class “A” Stock) (Bermuda)(a)	2,802	63,521
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	46,128	2,357,141

COMMON STOCKS (Continued)	Shares	Value (Note 2)
IT Consulting & Services (cont’d.)
First Data Corp.	123,427	$4,954,360

		7,375,022

Leisure Equipment & Products — 0.0%
Mattel, Inc.	2,812	51,460

Machinery — 0.7%
Caterpillar, Inc.	28,464	2,712,904
Danaher Corp.	144,615	7,569,149
Deere & Co.	56,771	3,717,933
Dover Corp.	80,720	2,936,594
Eaton Corp.	122,071	7,312,053
Illinois Tool Works, Inc.	24,040	1,915,507
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	14,475	1,032,791
PACCAR, Inc.	10,242	696,456

		27,893,387

Media — 2.8%
Clear Channel Communications, Inc.	55,959	1,730,812
Comcast Corp. (Class “A” Stock)(a)	543,490	16,685,143
Comcast Corp. (Special Class “A” Stock)(a)	119,809	3,588,280
EchoStar Communications Corp. (Class “A” Stock)(a)	206,800	6,235,020
Gannett Co., Inc.	18,356	1,305,662
Liberty Global, Inc. (Class “A” Stock)(a)	10,657	497,362
Liberty Media Corp. (Class “A” Stock)(a)	1,019,001	10,383,620
McGraw Hill, Inc.	24,476	1,083,063
New York Times Co. (Class “A” Stock)	20,540	639,821
News Corp. (Class “A” Stock)	218,329	3,532,563
News Corp. (Class “B” Stock)	879,700	14,831,742
Omnicom Group, Inc.	31,451	2,511,677
Time Warner, Inc.(a)	1,140,571	19,058,941
Tribune Co.	28,033	986,201
Univision Communications, Inc. (Class “A” Stock)(a)(b)	3,107	85,598
Viacom, Inc. (Class “B” Stock)	832,321	26,650,919
Walt Disney Co.	111,540	2,808,577

		112,615,001

Metals & Mining — 4.6%
Alcan, Inc. (Canada)	17,036	511,080
Alcoa, Inc.	52,832	1,380,500
Barrick Gold Corp. (Canada)	876,080	21,928,282
Companhia Vale do Rio Doce, ADR (Brazil)(b)	1,590,500	46,569,840
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	1,158,180	43,362,259
Inco, Ltd.	555,300	20,962,575
Massey Energy Co.	8,412	317,301
Newcrest Mining, Ltd., ADR (Australia)(b)	1,786,900	23,672,673
Newmont Mining Corp.	63,776	2,489,177
Phelps Dodge Corp.	249,207	23,051,648

		184,245,335

SEE NOTES TO FINANCIAL STATEMENTS.

B27

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Multi-line Retail — 2.0%
Family Dollar Stores, Inc.	127,685	$3,332,578
Federated Department Stores, Inc.(b)	408,288	29,919,345
J.C. Penney Co., Inc.	141,800	7,455,844
Kohl’s Corp.(a)	78,478	4,387,705
Target Corp.(b)	634,540	34,525,321
TJX Companies, Inc. (The)	1,310	31,899

		79,652,692

Multi-Utilities — 0.1%
Duke Energy Corp.	85,152	2,531,569

Office Electronics — 0.5%
Xerox Corp.(a)(b)	1,472,300	20,303,017

Oil, Gas & Consumable Fuels — 7.0%
Amerada Hess Corp.	36,228	3,858,644
Apache Corp.	546,210	35,285,166
Burlington Resources, Inc.	60,767	3,356,769
ChevronTexaco Corp.	150,598	8,421,440
ConocoPhillips, Inc.	99,842	5,739,917
EOG Resources, Inc.	761,441	43,249,849
ExxonMobil Corp.(f)	926,836	53,265,265
Nexen, Inc. (Canada)	1,624,000	49,304,640
Occidental Petroleum Corp.	72,084	5,545,422
Suncor Energy, Inc. (Canada)	129,100	6,109,012
Suncor Energy, Inc. (Canada)	849,500	40,159,190
Total SA, ADR (France)	187,400	21,897,690
Transocean, Inc.(a)	72,164	3,894,691
XTO Energy, Inc.	28,392	965,044

		281,052,739

Paper & Forest Products — 0.0%
Aracruz Celulose SA, ADR (Brazil)	16,982	590,125
Georgia-Pacific Corp.	15,149	481,738

		1,071,863

Personal Products — 0.1%
Alberto-Culver Co.	45,164	1,956,956
Avon Products, Inc.	40,433	1,530,389
Gillette Co. (The)	4,463	225,962

		3,713,307

Pharmaceuticals — 5.7%
Abbott Laboratories	176,263	8,638,650
Eli Lilly & Co.	349,398	19,464,963
Johnson & Johnson	296,977	19,303,505
Medco Health Solutions, Inc.(a)	37,737	2,013,646
Merck & Co., Inc.	113,184	3,486,067
Novartis AG, ADR (Switzerland)	727,700	34,522,088
Pfizer, Inc.(f)	2,036,660	56,171,083
Roche Holdings AG, ADR (Switzerland)(b)	495,100	31,342,305
Sanofi-Aventis, ADR (France)	680,700	27,901,893
Sepracor, Inc.(a)	171,200	10,273,712
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	514,261	16,014,088
Wyeth	113,920	5,069,440

		234,201,440

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Real Estate — 0.0%
CB Richard Ellis Group, Inc. (Class “A” Stock)(a)	13,655	$598,908

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	92,044	3,434,162
Applied Materials, Inc.	442,700	7,162,886
Intel Corp.	2,522,842	65,745,263
KLA-Tencor Corp.	46,376	2,026,631
Linear Technology Corp.	79,007	2,898,767
Marvell Technology Group, Ltd. (Bermuda)(a)(b)	571,905	21,755,266
Maxim Integrated Products, Inc.	355,700	13,591,297
Microchip Technology, Inc.	37,252	1,103,404
National Semiconductor Corp.	102,968	2,268,385
Novellus Systems, Inc.(a)	104,585	2,584,295
Texas Instruments, Inc.	669,327	18,788,009
Xilinx, Inc.	62,743	1,599,946

		142,958,311

Software — 5.8%
Adobe Systems, Inc.	1,068,800	30,589,056
Cognos, Inc. (Canada)(a)	184,600	6,302,244
Electronic Arts, Inc.(a)	634,457	35,916,611
Intuit, Inc.(a)	107,274	4,839,130
Mercury Interactive Corp.(a)(b)	492,967	18,910,214
Microsoft Corp.	3,513,522	87,275,887
NAVTEQ Corp.(a)	441,500	16,414,970
Oracle Corp.(a)	728,330	9,613,956
SAP AG, ADR (Germany)(b)	480,400	20,801,320
Seagate Technology, Inc.(a)	350	0
Symantec Corp.(a)	92,906	2,019,776

		232,683,164

Specialty Retail — 2.3%
Bed Bath & Beyond, Inc.(a)	561,389	23,454,832
Best Buy Co., Inc.	353,901	24,259,914
Chico’s FAS, Inc.(a)(b)	587,400	20,136,072
CVS Corp.	1,060	30,814
Home Depot, Inc.	190,500	7,410,450
Lowe’s Cos., Inc.	131,743	7,670,078
OfficeMax, Inc.	24,260	722,220
Ross Stores, Inc.	97,986	2,832,775
Staples, Inc.	347,573	7,410,256

		93,927,411

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.(a)	630,600	21,169,242
NIKE, Inc. (Class “B” Stock)	19,300	1,671,380

		22,840,622

Tobacco — 1.2%
Altria Group, Inc.	743,261	48,059,256

Wireless Telecommunication Services — 0.3%
Nextel Communications, Inc. (Class “A” Stock)(a)	346,334	11,190,052
Vodafone Group PLC, ADR (United Kingdom)	53,445	1,299,782

		12,489,834

TOTAL COMMON STOCKS (cost $3,430,222,337)		3,935,013,273

SEE NOTES TO FINANCIAL STATEMENTS.

B28

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

		Value (Note 2)
PREFERRED STOCKS	Shares
Metals & Mining — 0.0%
Companhia Vale do Rio Doce, ADR (Brazil) (cost $621,080)	24,098	$612,089

TOTAL LONG-TERM INVESTMENTS (cost $3,430,843,417; Note 4)		3,935,625,362

SHORT-TERM INVESTMENTS — 11.1%
Mutual Fund — 10.6%
Dryden Core Investment Fund — Taxable Money Market Series (c)(d)	421,716,309	421,716,309

SHORT-TERM INVESTMENTS — (Continued)	Principal Amount (000)	Value (Note 2)
Repurchase Agreement — 0.5%
State Street Bank & Trust Co., 2.50%, 7/1/05(e)	20,824	$20,824,180

TOTAL SHORT-TERM INVESTMENTS (cost $442,540,489)		442,540,489

TOTAL INVESTMENTS(g) — 109.4% (cost $3,873,383,906; Note 6)		4,378,165,851
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (9.4)%		(375,970,719)

NET ASSETS — 100.0%		$4,002,195,132

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $358,414,247; cash collateral of $374,830,438 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $20,825,626 due 07/01/2005. The value of the collateral including accrued interest was $21,325,804. Collateralized by United States Treasury or federal agency obligations.

(f)	Security segregated as collateral for futures contracts.

(g)	Indicates a fair valued security.

(h)	Liabilities in excess of other assets include net unrealized depreciation of financial futures as follow:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Depreciation
Long Positions:
4	S&P 500 Index	Sep 05	$1,207,050	$1,195,500	$(11,550)

SEE NOTES TO FINANCIAL STATEMENTS.

B29

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Mutual Fund Money Market Mutual Fund (including 9.4% of collateral received for securities on loan)	10.6%
Oil & Gas	7.0%
Pharmaceuticals	5.8%
Software	5.8%
Diversified Financial Services	5.3%
Metals & Mining	4.6%
Insurance	4.1%
Industrial Conglomerates	4.0%
Energy Equipment & Services	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Communications Equipment	3.3%
Health Care Providers & Services	3.2%
Capital Markets	3.1%
Commercial Banks	3.0%
Media	2.8%
Household Products	2.8%
Biotechnology	2.7%
Internet Software & Services	2.3%
Specialty Retail	2.3%
Aerospace/Defense	2.3%
Food & Staples Retailing	2.3%
Multi-line Retail	2.0%
Beverages	1.9%
Electric Utilities	1.9%
Computers & Peripherals	1.9%
Food Products	1.8%
Diversified Telecommunication Services	1.8%
Health Care Equipment & Supplies	1.7%
Hotels, Restaurants & Leisure	1.4%
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Consumer Finance	1.2%
Tobacco	1.2%
Machinery	0.7%
Internet & Catalog Retail	0.6%
Electronic Equipment & Instruments	0.6%
Textiles & Apparel	0.6%
Repurchase Agreement	0.5%
Office Electronics	0.5%
Household Durables	0.4%
Building & Building Products	0.3%
Gas Utilities	0.3%
Wireless Telecommunication Services	0.3%
Air Freight & Couriers	0.2%
IT Consulting & Services	0.2%
Personal Products	0.1%
Automobiles	0.1%
Multi-Utilities	0.1%
Electrical Equipment	0.0%
Paper & Forest Products	0.0%
Real Estate	0.0%
Leisure Equipment & Products	0.0%
Diversified Manufacturing Operations	0.0%

109.4%
Liabilities in excess of other assets	(9.4)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B30

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 96.5%		Value (Note 2)
COMMON STOCKS — 72.5%	Shares
Advertising — 0.1%
Lamar Advertising Co. (Class “A” Stock)(a)	6,900	$295,113
Omnicom Group, Inc.	19,900	1,589,214

		1,884,327

Aerospace/Defense — 1.9%
Armor Holdings, Inc.(a)	77,400	3,065,814
General Dynamics Corp.(b)	140,500	15,390,370
Lockheed Martin Corp.	347,300	22,529,351
Northrop Grumman Corp.	309,400	17,094,350
Raytheon Co.,	130,700	5,112,984
United Technologies Corp.	71,000	3,645,850

		66,838,719

Apparel — 0.9%
Abercrombie & Fitch Co. (Class “A” Stock)	118,700	8,154,690
Genesco Inc.(a)	17,600	652,784
Hot Topic, Inc.(a)	112,700	2,154,824
Liz Claiborne, Inc.	34,300	1,363,768
The Gap, Inc.(b)	595,300	11,757,175
The Timberland Co. (Class “A” Stock)(a)	61,000	2,361,920
Urban Outfitters, Inc.,(a)	8,100	459,189
V.F. Corp.(b)	61,100	3,496,142

		30,400,492

Autos – Cars & Trucks — 0.6%
AutoNation, Inc.(a)(b)	63,900	1,311,228
Dana Corp.,	40,200	603,402
Ford Motor Co.(b)	930,800	9,531,392
PACCAR, Inc.	146,600	9,968,800

		21,414,822

Banks & Savings & Loans — 4.4%
AmSouth Bancorporation(b)	14,600	379,600
Bank of America Corp.,	1,204,482	54,936,424
BB&T Corp.(b)	200,600	8,017,982
Comerica, Inc.(b)	137,300	7,935,940
Fifth Third Bancorp	34,900	1,438,229
First BanCorp. (Puerto Rico)(b)	37,100	1,489,565
Huntington Bancshares, Inc.	43,500	1,050,090
KeyCorp(b)	234,600	7,776,990
National City Corp.	193,600	6,605,632
North Fork Bancorporation, Inc.	336,000	9,438,240
Popular, Inc.	25,000	629,750
SunTrust Banks, Inc.(b)	41,200	2,976,288
SVB Financial Group(a)(b)	31,500	1,508,850
U.S. Bancorp	837,432	24,453,014
Wachovia Corp.	270,400	13,411,840
Wells Fargo & Co.	185,300	11,410,774

		153,459,208

Chemicals — 0.9%
Crompton Corp.	113,500	1,606,025
Eastman Chemical Co.(b)	116,700	6,436,005
FMC Corp.(a)	400	22,456
Olin Corp.(b)	69,100	1,260,384

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Chemicals (cont’d.)
PPG Industries, Inc.	13,400	$840,984
The Dow Chemical Co.	497,400	22,149,222
The Mosaic Co.(a)(b)	32,200	501,032

		32,816,108

Commercial Services — 0.1%
Convergys Corp.,(a)	47,700	678,294
iPayment Holdings, Inc.(a)	14,000	511,280
Robert Half International, Inc.	41,900	1,046,243
Weight Watchers International, Inc.,(a)	6,800	350,948

		2,586,765

Computers — 1.3%
Dell, Inc.(a)	343,700	13,579,587
Hewlett-Packard Co.(b)	155,865	3,664,386
International Business Machines Corp.	391,700	29,064,140

		46,308,113

Computer Services — 5.2%
Black Box Corp.(b)	14,200	502,680
Cisco Systems, Inc.(a)	1,961,300	37,480,443
Computer Sciences Corp.(a)(b)	68,200	2,980,340
Digital Insight Corp.(a)	27,300	653,016
DST Systems, Inc.(a)	15,600	730,080
EMC Corp.(a)	1,327,200	18,195,912
Hutchinson Technology, Inc.(a)(b)	36,200	1,394,062
Intuit, Inc.(a)(b)	110,100	4,966,611
Lexmark International, Inc.(a)	81,200	5,264,196
Microsoft Corp.	3,089,600	76,745,664
MicroStrategy, Inc. (Class “A” Stock)(a)	7,500	397,800
Network Appliance, Inc.(a)(b)	127,300	3,598,771
Oracle Corp.(a)	2,298,800	30,344,160
Seagate Technology, Inc.(a)(g)	80,000	0
Western Digital Corp.(a)	36,500	489,830

		183,743,565

Construction — 0.4%
Martin Marietta Materials, Inc.	20,500	1,416,960
Masco Corp.(b)	228,400	7,253,984
Standard Pacific Corp.	65,600	5,769,520
William Lyon Homes, Inc.,(a)(b)	5,300	514,153

		14,954,617

Consumer Products — 0.4%
Coach, Inc.(a)	389,200	13,065,444
NBTY, Inc.(a)	8,700	225,678

		13,291,122

Containers & Packaging — 0.1%
Ball Corp.,	101,200	3,639,152
Pactiv Corp.(a)	56,500	1,219,270

		4,858,422

Cosmetics & Soaps — 1.6%
Alberto-Culver Co.	6,200	268,646
Avon Products, Inc.(b)	289,600	10,961,360
Colgate-Palmolive Co.	56,600	2,824,906

SEE NOTES TO FINANCIAL STATEMENTS.

B31

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Cosmetics & Soaps (cont’d.)
Gillette Co.	210,700	$10,667,741
Nu Skin Enterprises, Inc. (Class “A” Stock)	32,800	764,240
Procter & Gamble Co.(b)	552,600	29,149,650

		54,636,543

Distribution/Wholesale — 0.2%
CDW Corp.	61,500	3,511,035
Hughes Supply, Inc.	43,100	1,211,110
The Sherwin-Williams Co.	41,700	1,963,653

		6,685,798

Diversified Operations — 3.6%
3M Co.(b)	314,900	22,767,270
Cendant Corp.,	52,900	1,183,373
Chemed Corp.,	22,900	936,152
Cooper Industries, Ltd. (Class “A” Stock) (Bermuda)	55,400	3,540,060
Eaton Corp.	124,800	7,475,520
General Electric Co.	2,043,700	70,814,205
Illinois Tool Works, Inc.	59,000	4,701,120
Ingersoll-Rand Co. (Class “A” Stock)	164,700	11,751,345
Kennametal, Inc.	37,900	1,737,715
Tyco International Ltd.	102,050	2,979,860

		127,886,620

Drugs & Medical Supplies — 7.0%
Abbott Laboratories	173,100	8,483,631
Allergan, Inc.(b)	129,000	10,995,960
American Medical Systems Holdings, Inc.(a)	52,600	1,086,190
AmerisourceBergen Corp.(b)	13,600	940,440
Amgen, Inc.(a)	505,408	30,556,968
Applera Corp. – Applied Biosystems Group	124,600	2,450,882
Bausch & Lomb, Inc.(b)	68,100	5,652,300
Baxter International, Inc.	344,000	12,762,400
Becton, Dickinson & Co.	175,700	9,218,979
Biomet, Inc.	9,500	329,080
Biosite, Inc.(a)	3,400	186,966
C.R. Bard, Inc.	40,100	2,667,051
Dade Behring Holdings, Inc.	21,600	1,404,216
Guidant Corp.	23,600	1,588,280
Hospira, Inc.(a)	10,820	421,980
Immucor Corp.(a)	52,850	1,530,007
InterMune, Inc.(a)(b)	15,300	199,512
Invitrogen Corp.(a)(b)	60,400	5,030,716
Johnson & Johnson(b)	766,198	49,802,870
Laboratory Corp. of America Holdings(a)	39,300	1,961,070
Lilly (Eli) & Co.	23,500	1,309,185
MedImmune, Inc.(a)(b)	90,900	2,428,848
Medtronic, Inc.	38,300	1,983,557
Mentor Corp.(b)	37,100	1,538,908
Merck & Co., Inc.	921,800	28,391,440
Palomar Medical Technologies, Inc.(a)(b)	35,600	851,552
Pfizer, Inc.	1,694,765	46,741,619
Quest Diagnostics, Inc.(b)	151,600	8,075,732

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies (cont’d.)
Schering-Plough Corp.	113,700	$2,167,122
St. Jude Medical, Inc.(a)	42,700	1,862,147
Techne Corp.(a)	17,300	794,243
Thoratec Corp.(a)(b)	73,000	1,119,820
Ventana Medical Systems, Inc.(a)	2,600	104,598

		244,638,269

Electronics — 0.5%
Amphenol Corp. (Class “A” Stock)	25,400	1,020,318
Emerson Electric Co.	112,400	7,039,612
IDEXX Laboratories, Inc.(a)	20,700	1,290,231
Jabil Circuit, Inc.(a)(b)	30,400	934,192
PerkinElmer, Inc.	112,700	2,130,030
Synopsys, Inc.(a)	79,400	1,323,598
Thomas & Betts Corp.(a)	13,600	384,064
Waters Corp.(a)	76,900	2,858,373

		16,980,418

Financial Services — 7.0%
American Express Co.	60,100	3,199,123
AmeriCredit Corp.(a)(b)	108,200	2,759,100
Bear, Stearns & Co., Inc.(b)	89,900	9,344,206
Capital One Financial Corp.	14,000	1,120,140
CIT Group, Inc.	178,400	7,665,848
Citigroup, Inc.	1,151,162	53,218,219
Countrywide Credit Industries, Inc.(b)	468,300	18,081,063
Fannie Mae	15,100	881,840
Fiserv, Inc.(a)	193,700	8,319,415
Freddie Mac	127,800	8,336,394
Friedman, Billings, Ramsey Group, Inc.(b)	61,000	872,300
Goldman Sachs Group, Inc.	230,300	23,495,206
Indymac Bancorp, Inc.	10,200	415,446
J.P. Morgan Chase & Co.	752,594	26,581,620
Lehman Brothers Holdings, Inc.	202,100	20,064,488
MBNA Corp.	217,250	5,683,260
Merrill Lynch & Co., Inc.,	366,900	20,183,169
Morgan Stanley	314,690	16,511,785
PNC Financial Services Corp.	109,100	5,941,586
Providian Financial Corp.(a)(b)	304,400	5,366,572
R.R. Donnelley & Sons Co.	72,400	2,498,524
Resources Connection, Inc.(a)	4,300	99,889
Washington Mutual, Inc.(b)	106,300	4,325,347

		244,964,540

Food & Beverage — 2.5%
Anheuser Busch Cos., Inc.(b)	330,500	15,120,375
Archer-Daniels-Midland Co.,	321,400	6,871,532
Campbell Soup Co.(b)	34,300	1,055,411
Chiquita Brands International, Inc.	45,900	1,260,414
Coca-Cola Co.	366,200	15,288,850
Coca-Cola Enterprises Inc.(b)	147,600	3,248,676
Del Monte Foods Co.(a)	64,100	690,357
General Mills, Inc.(b)	9,900	463,221
Kellogg Co.	16,300	724,372
Kraft Foods, Inc., (Class “A” Stock)(b)	114,100	3,629,521
Pepsi Bottling Group, Inc.(b)	210,200	6,013,822

SEE NOTES TO FINANCIAL STATEMENTS.

B32

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (cont’d.)
PepsiCo, Inc.	148,720	$8,020,470
Pilgrim’s Pride Corp.(b)	63,100	2,153,603
Sanderson Farms, Inc.(b)	22,600	1,026,944
Sara Lee Corp.	60,000	1,188,600
Smithfield Foods, Inc.(a)	74,400	2,028,888
SUPERVALU, Inc.(a)(b)	107,400	3,502,314
The Kroger Co.(a)	318,500	6,061,055
Tyson Foods, Inc. (Class “A” Stock)	115,343	2,053,105
Whole Foods Market, Inc.	73,500	8,695,050

		89,096,580

Forest Products — 0.3%
Georgia-Pacific Corp.	206,400	6,563,520
Louisiana-Pacific Corp.	156,100	3,836,938

		10,400,458

Gas Pipelines — 0.2%
Sempra Energy	165,573	6,839,821
Universal Compression Holdings, Inc.,(a)	300	10,872

		6,850,693

Healthcare — 0.9%
Express Scripts, Inc.(a)(b)	221,000	11,045,580
Genesis Healthcare Corp.(a)	18,900	874,692
Kindred Healthcare, Inc.(a)(b)	40,700	1,612,127
Magellan Health Services, Inc.(a)	19,600	692,076
Odyssey Healthcare, Inc.(a)	12,700	183,134
United Surgical Partners International, Inc.(a)(b)	25,700	1,338,456
UnitedHealth Group, Inc.	283,600	14,786,904

		30,532,969

Hospital Management — 1.0%
Caremark Rx, Inc.(a)	393,000	17,496,360
HCA, Inc.	161,400	9,146,538
Humana, Inc.(a)	123,700	4,915,838
Molina Healthcare, Inc.(a)	11,700	517,842
Pediatrix Medical Group, Inc.(a)	16,400	1,206,056
Sierra Health Services, Inc.(a)	28,700	2,050,902

		35,333,536

Household & Personal Care Products — 0.5%
Kimberly-Clark Corp.	245,600	15,372,104
USANA Health Sciences, Inc.(a)(b)	27,700	1,171,710

		16,543,814

Insurance — 3.4%
ACE Ltd.	27,600	1,237,860
Allstate Corp.	359,700	21,492,075
American Financial Group, Inc.	29,100	975,432
American International Group, Inc.	364,835	21,196,914
Assurant, Inc.	41,600	1,501,760
CIGNA Corp.	88,300	9,450,749
First American Corp.	12,500	501,750
Genworth Financial, Inc. (Class “A” Stock)(b)	106,300	3,213,449
LandAmerica Financial Group, Inc.(b)	26,600	1,579,242
Loews Corp.	68,800	5,332,000

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Insurance (cont’d.)
MBIA, Inc.(b)	117,800	$6,986,718
MetLife, Inc.	286,200	12,861,828
MGIC Investment Corp.(b)	99,400	6,482,868
Odyssey Re Holdings Corp.(b)	5,700	140,676
PMI Group, Inc.,	49,300	1,921,714
Principal Financial Group, Inc.(b)	164,900	6,909,310
Radian Group, Inc.	29,200	1,378,824
The Chubb Corp.	34,300	2,936,423
The Hartford Financial Services Group, Inc.	49,500	3,701,610
The St. Paul Travelers Cos., Inc.,(b)	114,200	4,514,326
Torchmark Corp.	9,000	469,800
UnumProvident Corp.(b)	59,170	1,083,994
W.R. Berkley Corp.	9,100	324,688
XL Capital Ltd. (Class “A” Stock)	24,500	1,823,290

		118,017,300

Internet Software & Services — 0.4%
EarthLink, Inc.(a)	110,900	960,394
Internet Security Systems, Inc.(a)	33,200	673,628
Overstock.com, Inc.(a)(b)	121,400	4,321,840
Yahoo!, Inc.(a)(b)	276,000	9,563,400

		15,519,262

Leisure — 0.1%
Brunswick Corp.	45,900	1,988,388
Sabre Holdings Corp. (Class “A” Stock)(b)	144,400	2,880,780

		4,869,168

Machinery — 0.4%
Cummins, Inc.(b)	44,200	3,297,762
Deere & Co.	186,000	12,181,140

		15,478,902

Manufacturing — 0.2%
JAKKS Pacific, Inc.(a)(b)	38,000	729,980
Parker Hannifin Corp.	38,200	2,368,782
Precision Castparts Corp.	9,500	740,050
Thermo Electron Corp.(a)	143,700	3,861,219
Wellman, Inc.	42,500	433,075

		8,133,106

Media — 1.7%
Comcast Corp. (Special Class “A” Stock)(a)(b)	89,782	2,756,307
Entercom Communications Corp.(a)	25,400	845,566
Gannett Co., Inc.(b)	184,000	13,087,920
Harman International Industries, Inc.	19,200	1,562,112
Knight-Ridder, Inc.(b)	62,200	3,815,348
Liberty Media Corp. (Class “A” Stock)(a)	323,200	3,293,408
Meredith Corp.	12,500	613,250
Scholastic Corp.(a)	14,500	558,975
Time Warner, Inc.(a)	1,840,150	30,748,907
Tribune Co.(b)	75,800	2,666,644
Walt Disney Co.	24,100	606,838

		60,555,275

SEE NOTES TO FINANCIAL STATEMENTS.

B33

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Media & Entertainment — 0.7%
The DIRECTV Group, Inc.(a)	72,900	$1,129,950
Viacom, Inc. (Class “B” Stock)	764,438	24,477,305

		25,607,255

Metals – Non Ferrous — 0.1%
Mueller Industries, Inc.	2,400	65,040
Phelps Dodge Corp.	19,400	1,794,500

		1,859,540

Metal – Steel — 0.8%
Allegheny Technology, Inc.	84,300	1,859,658
Nucor Corp.(b)	332,200	15,154,964
Oregon Steel Mills, Inc.(a)	300	5,163
Reliance Steel & Aluminum Co.	25,000	926,750
Steel Dynamics, Inc.(b)	42,700	1,120,875
United States Steel Corp.(b)	301,000	10,345,370

		29,412,780

Miscellaneous Consumer Growth — 0.1%
Energizer Holdings, Inc.(a)(b)	47,900	2,977,943

Office Equipment & Supplies — 0.2%
Herman Miller, Inc.	24,000	740,160
Pitney Bowes, Inc.,	7,800	339,690
Xerox Corp.(a)	556,000	7,667,240

		8,747,090

Oil & Gas — 6.7%
Amerada Hess Corp.(b)	27,100	2,886,421
Anadarko Petroleum Corp.(b)	221,800	18,220,870
Apache Corp.,	71,900	4,644,740
BJ Services Co.	22,400	1,175,552
Cal Dive International, Inc.(a)(b)	6,700	350,879
ChevronTexaco Corp.(b)	552,156	30,876,564
Conoco, Inc. (Class “B” Stock)	643,434	36,991,021
Devon Energy Corp.(b)	193,624	9,812,864
Diamond Offshore Drilling, Inc.(b)	187,600	10,023,468
Energen Corp.	16,800	588,840
Exxon Mobil Corp.	1,253,216	72,022,323
Houston Exploration Co.(a)	15,400	816,970
Kerr-McGee Corp.,	14,600	1,114,126
Noble Corp.	3,000	184,530
ONEOK, Inc.(b)	46,900	1,531,285
Schlumberger Ltd.	273,700	20,784,778
Tidewater, Inc.	76,500	2,916,180
Todco (Class “A” Stock)(a)	75,200	1,930,384
Transocean, Inc.(a)	222,000	11,981,340
Unit Corp.(a)	36,800	1,619,568
Valero Energy Corp.,(b)	85,800	6,787,638

		237,260,341

Pharmaceuticals — 0.9%
ICOS Corp.,(a)	35,200	745,184
Medicis Pharmaceutical Corp. (Class “A” Stock)(b)	141,200	4,480,276
Wyeth	573,200	25,507,400

		30,732,860

Photography — 0.2%
Eastman Kodak Co.(b)	215,300	5,780,805

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Real Estate Investment Trust — 0.1%
American Home Mortgage Investment Corp.(b)	34,700	$1,213,112
Annaly Mortgage Management, Inc.(b)	27,700	496,661
New Century Financial Corp.(b)	20,649	1,062,391

		2,772,164

Restaurants — 0.9%
Brinker International, Inc.(a)	71,300	2,855,565
CBRL Group, Inc.	39,700	1,542,742
CEC Entertainment, Inc.(a)	36,150	1,521,554
Darden Restaurants, Inc.	113,800	3,753,124
Jack in the Box, Inc.(a)	21,800	826,656
McDonald’s Corp.	692,300	19,211,325
Yum! Brands, Inc.	24,500	1,275,960

		30,986,926

Retail — 3.7%
Albertson’s, Inc.(b)	276,100	5,709,748
American Eagle Outfitters, Inc.(b)	94,400	2,893,360
Bebe Stores, Inc.,	23,500	622,045
BJ’s Wholesale Club, Inc.(a)	36,700	1,192,383
Children’s Place Retail Stores, Inc.(a)	6,100	284,687
Federated Department Stores, Inc.	177,500	13,007,200
Home Depot, Inc.	424,350	16,507,215
J. C. Penney Co., Inc.	408,500	21,478,930
Jones Apparel Group, Inc.(b)	109,000	3,383,360
Limited Brands	251,600	5,389,272
Nordstrom, Inc.(b)	34,700	2,358,559
PETsMART, Inc.,	52,000	1,578,200
Reebok International Ltd.(b)	77,100	3,225,093
Rent-A-Center, Inc.(a)	12,700	295,783
Safeway, Inc.,(b)	363,600	8,213,724
Select Comfort Corp.(a)(b)	40,000	857,200
Target Corp.,	103,400	5,625,994
The Pantry, Inc.,(a)	16,700	646,791
Wal-Mart Stores, Inc.	788,300	37,996,060

		131,265,604

Schools — 0.6%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	197,883	15,478,408
Career Education Corp.,(a)(b)	120,200	4,400,522

		19,878,930

Semiconductors — 2.9%
Altera Corp.(a)(b)	148,900	2,951,198
Emulex Corp.,(a)	42,800	781,528
Integrated Device Technology, Inc.(a)	49,200	528,900
Intel Corp.	2,158,200	56,242,692
Linear Technology Corp.(b)	434,800	15,952,812
Micrel, Inc.(a)	81,600	940,032
National Semiconductor Corp.	84,300	1,857,129
Novellus Systems, Inc.(a)	21,600	533,736
PortalPlayer, Inc.(a)(b)	27,900	580,878
Texas Instruments, Inc.	791,800	22,225,826

		102,594,731

SEE NOTES TO FINANCIAL STATEMENTS.

B34

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software
Computer Associates International, Inc.	740	$20,335
First Data Corp.(b)	35,200	1,412,928
SERENA Software, Inc.(a)	17,400	335,820

		1,769,083

Telecommunications — 2.9%
AT&T Corp.	640,300	12,191,312
Avaya, Inc.(a)	171,800	1,429,376
BellSouth Corp.(b)	131,200	3,485,984
CenturyTel, Inc.(b)	166,200	5,755,506
Crown Castle International Corp.(a)	64,400	1,308,608
Harris Corp.(b)	77,700	2,425,017
Liberty Global, Inc., (Class “A” Stock)(a)	107,000	4,993,690
Motorola, Inc.(b)	1,424,400	26,009,544
Nextel Partners, Inc. (Class “A” Stock)(a)	20,100	505,917
QUALCOMM, Inc.	13,300	439,033
SBC Communications, Inc.(b)	299,150	7,104,813
Scientific-Atlanta, Inc.	161,400	5,369,778
Ubiquitel, Inc.(a)	72,500	591,600
Verizon Communications(b)	896,988	30,990,935

		102,601,113

Tobacco — 0.7%
Altria Group, Inc.	255,700	16,533,562
Reynolds American, Inc.(b)	93,700	7,383,560

		23,917,122

Trucking & Shipping — 1.4%
CNF, Inc.	35,200	1,580,480
CSX Corp. Common	52,600	2,243,916
FedEx Corp.	219,800	17,805,998
J.B. Hunt Transport Services, Inc.(b)	210,000	4,053,000
Overseas Shipholding Group, Inc.	49,000	2,922,850
Ryder System, Inc.	46,300	1,694,580

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Trucking & Shipping (cont’d.)
Swift Transportation Co., Inc.(a)(b)	135,700	$3,160,453
United Parcel Service, Inc. (Class “B” Stock)	80,500	5,567,380
Yellow Roadway Corp.(b)	181,200	9,204,960

		48,233,617

Utilities – Electric — 1.7%
Alliant Energy Corp.	40,500	1,140,075
American Electric Power Co., Inc.(b)	244,500	9,014,715
Consolidated Edison, Inc.(b)	48,100	2,253,004
DTE Energy Co.	10,300	481,731
Edison International	37,000	1,500,350
Entergy Corp.	7,200	543,960
Exelon Corp.	65,900	3,382,647
FirstEnergy Corp.	47,400	2,280,414
NiSource, Inc.(b)	152,100	3,761,433
Pepco Holdings, Inc.,	31,900	763,686
PG&E Corp.	8,600	322,844
Pinnacle West Capital Corp.(b)	45,700	2,031,365
PPL Corp.	93,400	5,546,092
Progress Energy, Inc.(b)	47,500	2,148,900
TXU Corp.	239,900	19,933,291
Xcel Energy, Inc.	192,800	3,763,456

		58,867,963

Waste Management — 0.1%
Stericycle, Inc.(a)	28,700	1,444,184
Waste Connections, Inc.,(a)	25,500	950,895

		2,395,079

TOTAL COMMON STOCKS (cost $2,375,462,597)		2,547,340,477

SEE NOTES TO FINANCIAL STATEMENTS.

B35

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS — 24.0%
Aerospace/Defense — 0.2%
Boeing Capital Corp.,
Sr. Notes
6.10%	03/01/11(b)	A3	$925	$1,005,605
Goodrich Corp.,
Notes
7.625%	12/15/12	Baa3	970	1,138,781
Lockheed Martin Corp.,
Bonds
8.50%	12/01/29	Baa2	120	173,301
Northrop Grumman Corp.,
Notes
7.125%	02/15/11(b)	Baa2	3,500	3,958,378
Raytheon Co.,
Notes
4.50%	11/15/07	Baa3	177	177,492
5.50%	11/15/12	Baa3	595	626,010
6.55%	03/15/10	Baa3	870	941,997
8.30%	03/01/10	Baa3	530	614,213

				8,635,777

Airlines
Continental Airlines, Inc.,
Pass-thru Certs.
6.648%	09/15/17	Baa3	427	421,192
Southwest Airlines Co.,
Notes
6.50%	03/01/12	Baa1	1,005	1,098,623

				1,519,815

Asset Backed Securities — 0.8%
American Express Credit Account Master Trust,
144A Ser. 2004-4, Class C
3.72%	02/15/12(h)	Baa2	1,340	1,344,655
Ser. 2004-C, Class C
3.69%	03/15/12(h)	Baa2	1,170	1,167,258
Bank One Issuance Trust,
Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2	1,820	1,831,954
Centex Home Equity,
Ser. 2005-A, Class M2
6.814%	01/25/35(h)	Aa2	1,790	1,785,700
Chase Issuance Trust,
Ser. 2005-A4, Class A4
4.23%	01/15/13	Aaa	3,200	3,205,120
Citibank Credit Card Issurance Trust,
Ser. 2003-C3, Class C3
4.45%	04/07/10	Baa2	1,300	1,305,752
Equity One Abs, Inc.,
Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,310,008
First Franklin Mortgage Loan Trust,
Ser. 2005-FFH1, Class M2
3.834%	06/25/36(h)	Aa2	1,450	1,449,911
Household Mortgage Loan Trust,
Ser. 2003-HC2, Class M
3.86%	06/20/33(h)	Aa2	714	714,685
Ser. 2004-HC1, Class M
3.76%	02/20/34(h)	Aa2	607	607,371

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
MBNA Master Credit Card Trust,
Ser. 1999-J, Cl. A
7.00%	02/15/12	Aaa	$1,830	$2,031,800
Ser. 2000-E, Cl. A
7.80%	10/15/12	Aaa	2,940	3,416,293
Morgan Stanley ABS Capital I,
Ser. 2004-NC3, Class M2
4.41%	03/25/34(h)	A2	1,460	1,477,256
Prestige Auto Receivables Trust,
Ser. 2004-1, Class A2, 144A (cost 1,396,273; purchased 6/23/04)(i)
3.69%	06/15/11(k)	Aaa	1,396	1,389,185
Residential Asset Mortgage Products, Inc.,
Ser. 2004-RS11, Class MII1
3.884%	12/25/34(h)	Aa1	1,400	1,404,766
Saxon Asset Securities Trust,
Ser. 2005-2, Class M2
3.754%	10/25/35(h)	Aa2	1,170	1,169,735
WFS Financial Owner Trust,
Ser. 2004-4, Class D
3.58%	05/17/12	Baa2	1,283	1,271,882

				26,883,331

Automotive — 0.3%
Auburn Hills Trust,
Debs.
12.375%	05/01/20	A3	1,080	1,635,147
Equus Cayman Finance Ltd.,
Notes, 144A, (Cayman Islands)
5.50%	09/12/08(k)	Baa3	315	320,345
Ford Motor Credit Co.,
Notes
6.625%	06/16/08(b)	Baa2	1,430	1,412,337
7.00%	10/01/13(b)	Baa2	2,265	2,173,220
7.875%	06/15/10	Baa2	2,405	2,383,956
General Motors Acceptance Corp.,
8.00%	11/01/31	Baa2	1,300	1,160,046
Sr. Unsub. Notes
5.85%	01/14/09(b)	Baa2	1,830	1,715,462
6.125%	01/22/08	Baa2	575	556,610
Hyundai Motor Manufacturing LLC,
Gtd. Notes, 144A
5.30%	12/19/08(k)	Baa3	500	505,716
Nissan Motor Acceptance Corp.
Notes, 144A
4.625%	03/08/10(k)	Baa1	470	470,461

				12,333,300

Banking — 0.5%
Bank of America Corp.,
Sr. Notes
5.375%	06/15/14(b)	Aa2	2,100	2,231,336
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	A1	2,250	2,601,284
Citigroup, Inc.,
Notes
5.625%	08/27/12	Aa2	2,800	2,990,761
6.00%	10/31/33	Aa2	935	1,037,698
6.625%	06/15/32	Aa2	515	614,786

SEE NOTES TO FINANCIAL STATEMENTS.

B36

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Banking (cont’d.)
Sub. Notes
5.00%	09/15/14	Aa2	$454	$464,417
J.P. Morgan Chase & Co.,
Sr. Notes
4.50%	11/15/10	Aa3	740	745,391
5.25%	05/30/07	Aa3	210	214,389
Sub. Notes
6.50%	01/15/09	A1	1,100	1,182,013
Mizuho Financial Ltd. 144A,
(Cayman Islands), Bank Gtd. Notes
5.79%	04/15/14(k)	A2	815	857,256
Santander Central Hispano Issuances,
Bank Gtd. Notes
7.625%	09/14/10	A1	695	801,154
Wachovia Bank NA,
Sub. Notes
7.80%	08/18/10	Aa3	2,100	2,439,234
Washington Mutual Bank,
5.65%	08/15/14	A3	180	189,526
Sub. Notes
5.125%	01/15/15	A3	320	325,044
Wells Fargo & Co.,
Sub. Notes
5.125%	09/15/16	Aa2	210	218,123
Wells Fargo Bank,
Sub. Notes
6.45%	02/01/11	Aa1	2,000	2,206,022

				19,118,434

Brokerage — 0.3%
Goldman Sachs Group, Inc.,
Notes
5.125%	01/15/15	Aa3	1,110	1,130,591
Lehman Brothers Holdings, Inc.,
Notes
6.625%	01/18/12	A1	1,670	1,865,196
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	Aa3	1,170	1,167,096
5.00%	01/15/15	Aa3	1,890	1,935,233
Morgan Stanley,
5.30%	03/01/13	Aa3	845	878,154
Sub. Notes
4.75%	04/01/14	A1	1,170	1,152,648
The Goldman Sachs Group, Inc.,
Sub. Notes
6.345%	02/15/34	A1	970	1,051,004

				9,179,922

Building Materials & Construction — 0.1%
American Standard, Inc.,
Gtd. Notes
7.625%	02/15/10	Baa3	770	860,268
D.R. Horton, Inc.,
Sr. Notes
5.625%	09/15/14(b)	Ba1	1,230	1,228,227
Hanson PLC,
Sr. Unsub.
7.875%	09/27/10(b)	Baa1	1,000	1,156,044

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Building Materials & Construction (cont’d.)
The Ryland Group, Inc.,
Sr. Notes
5.375%	06/01/08	Baa3	$440	$449,771

				3,694,310

Cable — 0.2%
Comcast Corp.,
Class A
5.65%	06/15/35	Baa2	1,325	1,319,446
Continental Cablevision, Inc.,
Sr. Notes
8.30%	05/15/06	Baa2	4,000	4,146,420
Cox Communications, Inc.,
Notes, Class A
5.45%	12/15/14	Baa3	660	673,646
6.75%	03/15/11	Baa3	950	1,034,408

				7,173,920

Capital Goods — 0.3%
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	700	777,808
Cooper Cameron Corp.,
Sr. Notes
2.65%	04/15/07	Baa1	330	320,158
FedEx Corp.,
Notes
2.65%	04/01/07	Baa2	1,600	1,558,310
Honeywell International, Inc.,
Bonds
6.125%	11/01/11	A2	1,095	1,199,602
Hutchison Whampoa International Ltd.,
Gtd. Notes, 144A
5.45%	11/24/10(k)	A3	825	852,420
Tyco International Group SA,
Gtd. Notes
6.00%	11/15/13	Baa3	1,265	1,375,680
United Technologies Corp.,
4.875%	05/01/15	A2	1,125	1,150,786
Debs.
8.875%	11/15/19	A2	460	644,824
Notes
6.35%	03/01/11	A2	825	908,871
Waste Management, Inc.,
Gtd. Notes
7.75%	05/15/32	Baa3	540	685,029

				9,473,488

Chemicals — 0.3%
Huntsman International LLC,
Gtd. Notes
9.875%	03/01/09	B2	1,750	1,872,500
IMC Global, Inc.,
Gtd. Notes, Ser. B
11.25%	06/01/11	Ba3	1,750	1,933,750
Lubrizol Corp.,
Sr. Notes
4.625%	10/01/09	Baa3	860	860,108

SEE NOTES TO FINANCIAL STATEMENTS.

B37

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Chemicals (cont’d.)
Lyondell Chemical Co.,
Gtd. Notes
9.50%	12/15/08(b)	B1	$2,150	$2,287,062
The Dow Chemical Co.,
Notes
5.97%	01/15/09	A3	390	411,847
6.00%	10/01/12	A3	700	767,089
6.125%	02/01/11	A3	685	743,709

				8,876,065

Collateralized Mortgage Obligations — 0.3%
Banc of America Mortgage Securities,
Ser. 2005-A, Class 2A1
4.49%	02/25/35(h)	Aaa	1,484	1,480,911
Ser. 2005-B, Class 2A1
4.424%	03/25/35(h)	Aaa	1,502	1,496,933
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,590	2,577,329
Master Alternative Loans Trust,
Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	813	819,489
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-1, Class 4A3
4.17%	02/25/34(h)	Aaa	2,063	2,054,877
Washington Mutual Mortgage Pass-Through Certificate,
Ser. 2005-1, Class 3A (cost 853,885; purchased 2/14/05)(j)
5.00%	03/25/20	Aaa	845	850,218
Washington Mutual, Inc.,
Ser. 2002-AR15, Class A5
4.38%	12/25/32(h)	Aaa	908	905,601

				10,185,358

Commercial Mortgage Backed Securities — 2.2%
Bank of America Commercial Mortgage, Inc.,
Ser. 2005-3, Class A-4
4.668%	07/10/43	Aaa	2,300	2,300,359
Ser. 2003-2, Class A3
4.873%	03/11/41(h)	Aaa(f)	2,500	2,570,238
Ser. 2004-2, Class A4
4.153%	11/10/38(h)	Aaa	2,800	2,765,983
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-T18, Class AAB
4.823%	02/13/42(h)	Aaa	1,775	1,814,979
Commercial Mortgage Pass-Through Certificate,
Ser. 2004-LB2A, Class X2, 144A
1.085%	03/10/39(h)	Aaa	14,203	544,580
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa	880	898,082
Ser. 2004-C4, Class A4
4.283%	10/15/39(h)	Aaa	1,400	1,387,813
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B
7.62%	06/10/33	Aaa(f)	2,710	3,074,681
General Electric Capital Commercial Mortgage Corp.,
Ser. 2004-C2, Class X2
0.703%	03/10/40(h)	Aaa	25,797	688,798

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa	$7,700	$7,525,618
Ser. 2003-C2, Class A2
4.022%	01/05/36	Aaa	5,000	4,952,422
Ser. 2003-C2, Class A3
4.533%	01/05/36	Aaa	2,750	2,770,310
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Ser. 2005-LDP2, Class A5B
4.659%	07/15/42	Aaa	6,350	6,407,786
Ser. 2004-C2, Class A3
5.215%	05/15/41(h)	Aaa	5,100	5,355,400
J.P. Morgan Commercial Mortgage Finance Corp.,
Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	8,250	9,211,715
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,203,021
KeyCorp.
Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	9,000	10,152,416
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,493,805
Ser. 2004-C6, Class A5
4.826%	08/15/29(h)	Aaa(f)	3,910	3,994,292
Merrill Lynch Mortgage Trust,
Sr. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	2,000	2,016,267
Sr. 2004-MKB1, Class A3
4.892%	02/12/42	Aaa	3,200	3,271,717
PNC Mortgage Acceptance Corp.,
Ser. 1999-CM1, Class A1B
7.33%	12/10/32	Aaa(f)	2,100	2,333,374

				77,733,656

Consumer Services — 0.1%
Cendant Corp.,
Notes
6.875%	08/15/06	Baa1	1,320	1,357,050
Sr. Notes
6.25%	01/15/08	Baa1	885	923,159
7.375%	01/15/13	Baa1	10	11,450

				2,291,659

Electric — 0.7%
Appalachian Power Co.,
Sr. Notes
4.40%	06/01/10	Baa2	620	618,030
Arizona Public Service Co.,
Notes
7.625%	08/01/05	Baa1	5,000	5,015,370
Boston Edison Co.,
Debs.
4.875%	04/15/14	A1	565	579,606

SEE NOTES TO FINANCIAL STATEMENTS.

B38

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	$740	$790,003
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	733,579
Consumers Energy Co.,
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa3	325	337,110
Dominion Resources, Inc.,
Sr. Notes
5.125%	12/15/09	Baa1	970	995,626
Duke Capital LLC,
Sr. Notes
4.331%	11/16/06	Baa3	700	700,935
6.25%	02/15/13	Baa3	235	253,688
8.00%	10/01/19	Baa3	215	266,093
El Paso Electric Co.,
Sr. Unsec. Notes
6.00%	05/15/35	Baa3	1,030	1,078,721
Empresa Nacional de Elecricidad S.A. (Chile),
8.50%	04/01/09	Ba1	1,070	1,189,437
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	630	735,134
FirstEnergy Corp.,
Notes
7.375%	11/15/31	Baa3	735	898,448
Florida Power & Light Co.,
5.95%	10/01/33	Aa3	610	695,184
Indiana Michigan Power Co.,
Sr. Notes
5.05%	11/15/14	Baa2	460	465,308
National Rural Utilities Cooperative Finance Corp.,
Notes
7.25%	03/01/12	A2	185	214,485
NiSource Finance Corp.,
Gtd. Notes
7.625%	11/15/05	Baa3	600	607,870
Oncor Electric Delivery Co.,
Debs.
6.375%	01/15/15	Baa1	345	382,416
7.00%	09/01/22	Baa2	475	555,223
7.25%	01/15/33	Baa1	250	311,715
Pacific Gas & Electric Co.,
First Mtge.
6.05%	03/01/34	Baa1	1,930	2,127,032
Pepco Holdings, Inc.,
Notes
5.50%	08/15/07	Baa2	565	577,527
PPL Electric Utilities,
Second Mtge.
6.25%	08/15/09	Baa1	1,500	1,603,061
Progress Energy, Inc.,
Sr. Notes
6.75%	03/01/06	Baa2	1,410	1,434,045

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mtge.
4.65%	04/01/15	A3	$470	$470,188
Xcel Energy, Inc.,
Sr. Notes
3.40%	07/01/08	Baa1	605	589,592
7.00%	12/01/10	Baa1	190	211,373

				24,436,799

Energy – Integrated — 0.1%
Conoco, Inc.,
Sr. Notes
6.95%	04/15/29	A3	570	716,100
ConocoPhillips,
Notes
8.75%	05/25/10	A3	1,505	1,792,824
Marathon Oil Corp.,
Notes
6.125%	03/15/12	Baa1	765	832,632

				3,341,556

Energy – Other — 0.4%
B.J. Services Co.,
Sr. Notes
7.00%	02/01/06	Baa2	4,000	4,055,580
Devon Energy Corp.,
Sr. Notes
2.75%	08/01/06(e)	Baa2	2,390	2,348,507
Halliburton Co.,
Notes
5.50%	10/15/10	Baa2	150	157,309
Kerr-McGee Corp.,
Gtd. Notes
5.875%	09/15/06	Ba3	930	941,962
Nexen, Inc.
Notes
5.875%	03/10/35	Baa2	730	741,907
Occidental Petroleum Corp.,
Sr. Notes
6.75%	01/15/12	A3	735	831,882
Precision Drilling Corp. (Canada),
Notes
5.625%	06/01/14	Baa2	390	403,244
Talisman Energy, Inc.,
Notes
5.125%	05/15/15	Baa1	595	607,478
Union Oil Co.,
Gtd. Notes
7.35%	06/15/09	Baa2	650	720,637
Valero Energy Corp.,
Notes
7.50%	04/15/32	Baa3	145	178,976
Woodside Petroleum Ltd.,
Gtd. Notes, 144A
5.00%	11/15/13(k)	Baa1	1,315	1,354,417

				12,341,899

SEE NOTES TO FINANCIAL STATEMENTS.

B39

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foods — 0.4%
Albertson’s, Inc.,
Debs.
8.00%	05/01/31	Baa2	$265	$321,275
Archer-Daniels-Midland Co.,
Debs.
8.125%	06/01/12	A2	300	362,785
Cadbury Schweppes US Finance,
Notes, 144A
3.875%	10/01/08(k)	Baa2	810	798,680
Cargill, Inc.,
Notes, 144A
3.625%	03/04/09(k)	A2	1,875	1,833,891
ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa1	650	747,954
Diageo Capital PLC,
Notes, (Great Brittan)
4.375%	05/03/10	A2	320	321,661
General Mills, Inc.,
Notes
5.125%	02/15/07	Baa2	350	355,457
Kellogg Co.,
Notes
6.60%	04/01/11	Baa1	1,875	2,077,937
Kraft Foods, Inc.,
Notes
4.625%	11/01/06	A3	2,700	2,717,626
5.25%	06/01/07	A3	300	305,836
5.625%	11/01/11	A3	850	901,699
PepsiAmericas, Inc.,
Notes
4.875%	01/15/15	Baa1	570	580,572
Safeway, Inc.,
Notes
2.50%	11/01/05	Baa2	1,400	1,392,880
The Kroger Co.,
Gtd. Notes
6.75%	04/15/12	Baa2	45	49,829
6.80%	04/01/11	Baa2	670	735,726
Tyson Foods, Inc.,
Notes
6.625%	10/17/05	Baa3	375	377,374
7.25%	10/01/06	Baa3	405	419,799
8.25%	10/01/11	Baa3	95	112,667
Yum! Brands, Inc.,
Sr. Notes
8.875%	04/15/11	Baa3	180	218,092

				14,631,740

Gaming — 0.1%
Harrah’s Casinos Co., Inc.,
Gtd. Notes
7.875%	12/15/05	Ba1	975	989,625
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	625	645,028

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Gaming (cont’d.)
Harrahs Operating Co., Inc.
Bonds, 144A
5.625%	06/01/15(k)	Baa3	$915	$931,971
Mandalay Resort Group,
Sr. Sub. Notes
9.375%	02/15/10	Ba3	10	11,175

				2,577,799

Health Care & Pharmaceutical — 0.3%
Bristol-Myers Squibb Co.,
Notes
5.75%	10/01/11	A1	555	593,789
Glaxosmithkline Capital, Inc.,
Gtd. Notes
4.375%	04/15/14	Aa2	255	253,608
Merck & Co., Inc.,
Debs.
5.95%	12/01/28	Aa3	165	183,545
Pharmacia Corp.,
Debs.
6.50%	12/01/18	Aaa	1,550	1,819,954
6.75%	12/15/27	Aaa	915	1,126,647
Schering-Plough Corp.
5.55%	12/01/13(h)	Baa1	1,580	1,675,196
Wellpoint, Inc.,
Note
5.00%	12/15/14	Baa1	860	878,150
5.95%	12/15/34	Baa1	785	856,875
WellPoint, Inc.,
Notes
3.50%	09/01/07	Baa1	1,560	1,538,043
Wyeth,
Notes
6.45%	02/01/24	Baa1	475	540,851

				9,466,658

Insurance — 0.2%
American International Group, Inc.,
4.25%	05/15/13	Aa2	1,305	1,265,688
Axa (France),
Sub. Notes
8.60%	12/15/30	A3	155	211,076
Everest Reinsurance Holdings
(Bermuda), Notes
5.40%	10/15/14	A3	615	631,630
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
7.00%	03/15/34(k)	Baa3	720	757,727
Metlife, Inc.,
5.70%	06/15/35	A2	1,020	1,051,492
MetLife, Inc.,
Notes
6.125%	12/01/11	A2	335	363,817
Sr. Notes
6.375%	06/15/34	A2	70	79,205
The Allstate Corp.,
Sr. Notes
5.55%	05/09/35	A1	710	734,701

SEE NOTES TO FINANCIAL STATEMENTS.

B40

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.,
Sr. Notes
5.60%	05/15/15	Baa2	$555	$565,209
6.15%	08/15/19	Baa2	460	481,159
XL Capital Ltd.,
Sr. Notes
5.25%	09/15/14	A2	85	86,218

				6,227,922

Lodging — 0.2%
Carnival Corp.,
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,183,221
Carnival PLC,
Gtd. Notes
7.30%	06/01/07	A3	260	273,774
Host Marriott L.P.,
7.00%	08/15/12(b)	Ba3	1,150	1,193,125
La Quinta Inns, Inc.,
Sr. Notes
7.40%	09/15/05	Ba3	1,700	1,706,375
Royal Caribbean Cruises Ltd.,
Sr. Notes
8.00%	05/15/10	Ba1	1,770	1,960,275

				7,316,770

Media & Entertainment — 0.3%
British Sky Broadcasting Group PLC
(United Kingdom), Gtd. Notes
7.30%	10/15/06	Baa2	660	685,541
Clear Channel Communications, Inc.,
Sr. Notes
7.65%	09/15/10	Baa3	250	270,773
8.00%	11/01/08	Baa3	575	618,222
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa3	1,050	1,268,138
Notes
5.30%	12/15/14	Baa3	1,380	1,415,895
R.R. Donnelley & Sons Co.,
Notes, 144A
5.50%	05/15/15(k)	Baa2	830	842,578
Time Warner Cos., Inc.,
Debs.
7.25%	10/15/17(b)	Baa1	790	938,360
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12	Baa1	1,345	1,517,726
7.70%	05/01/32	Baa1	680	860,216
Viacom, Inc.,
Gtd. Notes
7.875%	07/30/30	A3	370	434,036
Walt Disney Co.,
Sr. Notes
5.375%	06/01/07	Baa1	225	230,078
6.75%	03/30/06	Baa1	1,016	1,036,147

				10,117,710

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Metals
Alcan, Inc.,
Notes
5.00%	06/01/15	Baa1	$600	$602,764
5.20%	01/15/14	Baa1	105	107,614
6.125%	12/15/33	Baa1	160	171,398

				881,776

Municipals — 0.1%
Illinois St., Taxable Pension, G.O.,
5.10%	06/01/33	Aa3	4,880	5,068,514

Non Captive Finance — 0.6%
Berkshire Hathaway Financial Corp.,
Gtd. Notes, 144A
4.75%	05/15/12(k)	Aaa	830	837,577
Capital One Bank Corp.,
Notes
6.50%	06/13/13	Baa3	20	22,005
6.875%	02/01/06	Baa2	1,540	1,564,343
Capital One Financial Corp.,
Notes
5.50%	06/01/15	Baa3	825	844,008
Sr. Notes
5.25%	02/21/17	Baa3	305	302,320
CIT Group Co. (Canada),
Notes, 144A
5.20%	06/01/15(b)	A2	1,210	1,223,661
CIT Group, Inc.,
4.25%	02/01/10	A2	400	397,024
CIT Group, Inc.,
Sr. Notes
5.50%	11/30/07	A2	990	1,017,757
Dow Jones CDX High Yield Trust,
Pass-Thru Certificates, 144A
6.75%	06/29/10(b)	Ba3	2,035	2,036,272
General Electric Capital Corp.,
Notes
6.125%	02/22/11	Aaa	3,230	3,509,301
6.75%	03/15/32	Aaa	2,100	2,591,375
Household Finance Corp.,
Notes
4.75%	05/15/09	A1	640	649,194
6.375%	11/27/12	A1	155	171,428
7.00%	05/15/12	A1	1,300	1,474,690
HSBC Finance Corp.,
Notes
5.00%	06/30/15	A1	840	846,558
6.75%	05/15/11	A1	430	477,278
International Lease Finance Corp.,
Notes
3.50%	04/01/09	A1	580	558,513
Residential Capital Corp.,
Notes, 144A
6.375%	06/30/10(k)	Baa2	950	954,571

				19,477,875

SEE NOTES TO FINANCIAL STATEMENTS.

B41

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Paper — 0.1%
International Paper Co.,
Notes
5.25%	04/01/16	Baa2	$480	$476,463
MeadWestvaco Corp.,
Notes
2.75%	12/01/05	Baa2	1,010	1,005,070
Weyerhaeuser Co.,
Notes
7.375%	03/15/32	Baa2	1,055	1,244,030

				2,725,563

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	1,270	1,242,491
Duke Energy Field Services, Inc.,
Notes
7.875%	08/16/10	Baa2	1,110	1,274,259
Enbridge Inc.,
4.90%	03/01/15	A3	500	506,728
Enterprise Products Operating LP,
Notes, 144A
5.00%	03/01/15(k)	Baa3	315	309,308
Ser. B, Sr. Notes
4.00%	10/15/07(b)	Baa3	780	772,207
Sr. Gtd. Notes
6.375%	02/01/13	Baa3	720	780,171
Magellan Midstream Partners LP,
Unsub. Notes
5.65%	10/15/16	Ba1	610	630,511
Sempra Energy,
Sr. Notes
4.621%	05/17/07	Baa1	630	632,975

				6,148,650

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.
7.95%	08/15/30	Baa2	560	767,590
Norfolk Southern Corp.,
Bonds
7.80%	05/15/27	Baa1	18	23,871
Sr. Unsec. Notes
5.64%	05/17/29	Baa1	477	498,856
Union Pacific Corp.,
Notes
6.625%	02/01/08	Baa2	1,390	1,468,773

				2,759,090

Real Estate Investment Trust
Post Apartment Homes LP,
5.45%	06/01/12	Baa3	435	437,779

Retailers — 0.1%
May Department Stores Co.,
Gtd. Notes
8.50%	06/01/19	Baa2	225	285,976
Notes
6.70%	07/15/34	Baa2	725	810,566

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Retailers (cont’d.)
Target Corp.,
Notes
5.95%	05/15/06	A2	$1,000	$1,015,688
7.50%	07/15/06	A2	1,150	1,186,372

				3,298,602

Technology — 0.2%
Computer Associates International, Inc.,
Sr. Notes, 144A
4.75%	12/01/09(k)	Ba1	1,175	1,171,260
Equifax, Inc.,
Notes
4.95%	11/01/07	Baa1	320	325,958
First Data Corp.,
Notes
4.85%	10/01/14	A1	540	548,184
International Business Machines Corp.,
Debs.
5.875%	11/29/32	A1	1,150	1,275,248
Jabil Circuit, Inc.,
St. Notes
5.875%	07/15/10	Baa3	770	797,471
Motorola, Inc.,
Notes
4.608%	11/16/07	Baa2	950	957,267
7.625%	11/15/10	Baa2	750	858,169
Seagate Technology Hdd Holdings,
8.00%	05/15/09(a)	Ba2	1,225	1,303,094
SunGard Data Systems, Inc.,
Bonds
4.875%	01/15/14	Baa3	370	296,000
Notes
3.75%	01/15/09	Baa3	700	637,697

				8,170,348

Telecommunications — 0.9%
AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	Baa2	640	766,814
Sr. Notes
7.35%	03/01/06	Baa2	1,756	1,794,372
8.75%	03/01/31	Baa2	539	755,483
BellSouth Corp.,
Bonds
6.55%	06/15/34	A2	15	17,079
Notes
4.20%	09/15/09	A2	1,175	1,170,831
British Telecom PLC
(United Kingdom), Bonds
7.00%	05/23/07	Baa1	1,265	1,326,985
8.875%	12/15/30	Baa1	210	296,447
CenturyTel, Inc.,
Sr. Notes
7.875%	08/15/12	Baa2	130	148,494
Cingular Wireless LLC,
Sr. Notes
7.125%	12/15/31	Baa2	505	605,017

SEE NOTES TO FINANCIAL STATEMENTS.

B42

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
Citizens Communications Co.,
Debs.
7.60%	06/01/06	Ba3	$1,100	$1,119,250
Deutsche Telekom International Finance
BV (Netherlands), Gtd. Notes
8.75%	06/15/30(h)	A3	610	825,927
France Telecom SA (France),
Notes
8.75%	03/01/31	A3	385	536,769
Koninlijke (Royal) KPN NV (Netherlands),
Sr. Notes
8.00%	10/01/10(b)	Baa1	1,720	1,991,622
Nextel Communications, Inc.,
Sr. Notes
5.95%	03/15/14	Ba3	1,160	1,204,950
SBC Communications, Inc.,
Bonds
6.45%	06/15/34	A2	115	129,297
Notes
4.125%	09/15/09	A2	1,070	1,061,133
5.625%	06/15/16	A2	585	616,818
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa3	2,195	2,519,601
8.75%	03/15/32(b)	Baa3	230	319,956
Telecom de Puerto Rico,
Gtd. Notes
6.65%	05/15/06	Baa1	2,700	2,754,737
6.80%	05/15/09	Baa1	3,065	3,281,451
Telecom Italia Capital,
Gtd. Notes
5.25%	11/15/13	Baa2	775	786,784
Gtd. Notes, 144A
4.95%	09/30/14(k)	Baa2	2,070	2,049,600
6.00%	09/30/34(k)	Baa2	935	954,563
Telefonica Europe BV (Netherlands),
Gtd. Notes
7.75%	09/15/10	A3	1,150	1,326,852
Telus Corp.,
Notes
8.00%	06/01/11	Baa2	1,255	1,467,725
Verizon Global Funding Corp.,
Notes
7.75%	12/01/30	A2	320	413,200
Vondafone Group PLC (United Kingdom),
Notes
5.375%	01/30/15	A2	205	216,300
7.75%	02/15/10	A2	800	913,428

				31,371,485

Tobacco
Altria Group, Inc.,
Notes
7.00%	07/15/05	Baa2	460	460,526
7.65%	07/01/08(b)	Baa2	590	642,373

				1,102,899

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foreign Government Bonds — 0.4%
Hydro-Quebec (Canada),
8.00%	02/01/13	A1	$1,500	$1,849,394
Korea Development Bank,
Notes
4.75%	07/20/09	A3	1,180	1,195,458
Pemex Project Funding Master Trust,
Gtd. Notes, 144A
9.50%	09/15/27(k)	Baa1	2,200	2,871,000
Notes
7.875%	02/01/09	Baa1	1,750	1,911,875
8.50%	02/15/08	Baa1	1,430	1,565,850
Petrobras International Finance Co.,
Sr. Notes
9.75%	07/06/11	Baa1	225	266,625
Quebec Province (Canada),
Debs.
5.75%	02/15/09	A1	500	528,383
Notes
4.60%	05/26/15	A1	735	743,476
Republic of Italy (Italy),
5.375%	06/15/33	Aa2	800	865,291
6.00%	02/22/11	Aa2	390	427,457
Republic of Malaysia (Malaysia),
Bonds
7.50%	07/15/11	A3	300	349,576
Republic of South Africa (South Africa),
6.50%	06/02/14	Baa1	475	530,219
The Export-Import Bank of Korea,
Notes, 144A
4.125%	02/10/09(k)	A3	860	852,693
United Mexican States (Mexico),
Notes
7.50%	01/14/12(b)	Baa1	1,500	1,701,000

				15,658,297

Mortgage Backed Securities — 8.6%
Federal Home Loan Mortgage Corp.,
4.50%	11/01/18-06/01/19	(i)	5,692	5,671,838
5.00%	06/01/18-05/01/34	(i)	11,666	11,798,737
5.001%	TBA		12,000	12,032,812
5.50%	12/01/33-06/01/34	(i)	14,045	14,250,823
6.00%	03/01/32-12/01/33		4,986	5,127,615
6.00%	TBA		5,000	5,121,875
6.50%	05/01/14-09/01/14	(i)	761	792,248
7.00%	01/01/31-11/01/33	(i)	8,600	9,055,057
Federal National Mortgage Assn.,
4.00%	06/01/19(i)		2,707	2,651,724
4.50%	01/01/19-01/01/35	(i)	16,134	15,986,120
4.501%	TBA		2,500	2,488,280
4.977%	07/01/33(h)		1,704	1,728,645
5.00%	10/01/18-07/01/33	(i)	4,617	4,669,292
5.001%	TBA		54,500	54,576,566
5.50%	03/01/16-04/01/34	(i)	48,626	49,371,830
5.501%	TBA		34,000	34,454,062
6.00%	04/01/13-02/01/35	(i)	29,765	30,562,817
6.001%	TBA		7,500	7,714,373
6.50%	07/01/17-10/01/34	(i)	7,392	7,661,098
6.50%	TBA		2,500	2,586,720
7.00%	08/01/11-07/01/32	(i)	2,606	2,750,528
7.50%	06/01/12-05/01/32	(i)	2,272	2,413,149

SEE NOTES TO FINANCIAL STATEMENTS.

B43

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Mortgage Backed Securities (cont’d.)
Government National Mortgage Assn.,
5.50%	08/15/33-02/15/34		$2,354	$2,406,187
6.00%	02/15/33-06/20/34		4,382	4,519,801
Government National Mortgage Assn.,
6.50%	TBA		2,000	2,088,750
6.50%	10/15/23-08/15/32		8,977	9,401,084
8.00%	01/15/24-04/15/25		447	483,547

				302,365,578

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Bank,
3.00%	12/17/07(b)		10,180	10,002,329
Federal Home Loan Bank
3.75%	08/18/09(b)		1,895	1,882,993
4.50%	05/13/11		160	163,379
Federal Home Loan Mortgage Corp.,
5.00%	07/15/14		2,810	2,964,075
Federal National Mortgage Assn.
3.875%	07/15/08		14,470	14,458,873
3.875%	02/15/10(b)		1,050	1,047,967
4.125%	05/15/10		14,390	14,475,059
4.25%	05/15/09		6,045	6,110,383
5.25%	08/01/12		6,535	6,888,197
5.50%	07/18/12		7,200	7,207,099

				65,200,354

U.S. Government Obligation — 2.6%
United States Treasury Bonds,
2.375%	01/15/25		516	564,920
5.375%	02/15/31(b)		10,630	12,543,400
6.00%	02/15/26		1,885	2,322,526
6.25%	08/15/23		2,500	3,115,528
8.75%	05/15/20		1,255	1,882,009
8.875%	08/15/17		1,950	2,834,126
8.875%	02/15/19		2,060	3,062,400
9.00%	11/15/18		5,727	8,556,046
9.125%	05/15/18		3,995	5,976,428
9.25%	02/15/16		1,647	2,386,220
United States Treasury Notes,
1.625%	09/30/05		5,000	4,981,055
3.125%	01/31/07		7,430	7,371,370
3.625%	04/30/07(b)		10,240	10,234,399
3.625%	01/15/08		13,970	14,782,178
4.125%	05/15/15(b)		10,050	10,196,820
4.75%	05/15/14		435	461,576
United States Treasury Strips, I/O,
Zero	05/15/18		1,248	723,557

				91,994,558

TOTAL LONG-TERM BONDS (cost $830,974,311)				844,219,256

WARRANTS(a)	Units
Lucent Technologies, Inc., Expiring on 12/10/07 (cost $0., purchased 03/04/05)	6,713	5,169

TOTAL LONG-TERM INVESTMENTS (cost $3,206,436,908)	3,391,564,902

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS — 23.0%
U.S. Government Obligation — 0.1%
United States Treasury Bills
2.975%	09/15/05	Aaa	$2,300	$2,285,749
			Shares
Mutual Fund — 22.9%
Dryden Core Investment Fund — Taxable Money Market Series (includes $564,697,497 of cash collateral for securities lending) (cost $807,336,310; Note 4)(c)(d)			807,336,310	807,336,310

TOTAL SHORT-TERM INVESTMENTS (cost $809,622,059)				809,622,059

TOTAL INVESTMENTS — 119.5% (cost $4,016,058,967; Note 6)				4,201,186,961
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (19.5)%				(685,242,127)

TOTAL NET ASSETS — 100.0%				$3,515,944,834

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
NR	Not rated by Moody’s or Standard and Poor’s.
TBA	Securities purchased on a forward commitment basis.

(a)	Non-income producing security.

(b)	All or a portion of securities on loan. The aggregate market value of such securities is $540,944,707; cash collateral of $564,697,497 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a fair valued security.

(h)	Indicates a variable rate security.

(i)	Security segregated as collateral for TBA’s.

(j)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $2,250,158. The aggregate value, $2,239,403 represents .06% of the net assets.

(k)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

B44

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

(l)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation (Depreciation)
Long Positions:
9	Eurodollar	Sep 07	$2,142,589	$2,157,750	$15,162
17	Eurodollar	Sep 06	4,055,187	4,079,150	23,963
9	Eurodollar	Jun 07	2,143,470	2,158,200	14,730
49	S&P 500 Index	Sep 05	14,775,337	14,644,875	(130,461)
159	U.S. Treasury 5Yr Notes	Sep 05	17,339,688	17,313,609	(26,079)
401	U.S. Treasury 5Yr Notes	Sep 05	43,571,156	43,665,140	93,984
103	U.S. Treasury Bonds	Sep 05	11,998,805	12,231,250	232,445

					223,742

Short Positions:
72	U.S. Treasury 10Yr Notes	Sep 05	8,121,658	8,169,750	(48,092)
147	U.S. Treasury 2Yr Notes	Sep 05	30,505,438	30,530,062	(24,624)

					(72,716)

					$151,026

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 16.1% of collateral received for securities on loan)	23.0%
Mortgage Backed Securities	8.5%
Drugs & Medical Supplies	7.0%
Financial Services	6.9%
Oil & Gas	6.7%
Computer Services	5.2%
Banks & Savings & Loans	4.4%
Telecommunications	3.8%
Retail	3.7%
Diversified Operations	3.6%
Insurance	3.5%
Semiconductors	2.9%
U.S. Government Obligation	2.7%
Food & Beverage	2.5%
Commercial Mortgage Backed Securities	2.2%
Aerospace/Defense	2.1%
U.S. Government Agency Obligations	1.9%
Media	1.7%
Utilities – Electric	1.7%
Cosmetics & Soaps	1.6%
Trucking & Shipping	1.4%
Computers	1.3%
Chemicals	1.2%
Media & Entertainment	1.1%
Hospital Management	1.0%
Apparel	0.9%
Healthcare	0.9%
Pharmaceuticals	0.9%
Restaurants	0.9%
Asset Backed Securities	0.8%
Metal – Steel	0.8%
Electric	0.7%
Tobacco	0.7%
Autos – Cars & Trucks	0.6%
Schools	0.6%
Banking	0.5%
Electronics	0.5%
Household & Personal Care Products	0.5%

Non Captive Finance	0.5%
Construction	0.4%
Consumer Products	0.4%
Energy – Other	0.4%
Foods	0.4%
Internet Software & Services	0.4%
Machinery	0.4%
Foreign Government Bonds	0.4%
Automotive	0.3%
Brokerage	0.3%
Capital Goods	0.3%
Collateralized Mortgage Obligations	0.3%
Forest Products	0.3%
Health Care & Pharmaceutical	0.3%
Manufacturing	0.3%
Cable	0.2%
Distribution/Wholesale	0.2%
Gas Pipelines	0.2%
Lodging	0.2%
Office Equipment & Supplies	0.2%
Photography	0.2%
Pipelines & Other	0.2%
Technology	0.2%
Advertising	0.1%
Building Materials & Construction	0.1%
Commercial Services	0.1%
Consumer Services	0.1%
Containers & Packaging	0.1%
Energy – Integrated	0.1%
Gaming	0.1%
Leisure	0.1%
Metals – Non Ferrous	0.1%
Miscellaneous Consumer Growth	0.1%
Municipals	0.1%
Paper	0.1%
Railroads	0.1%
Real Estate Investment Trust	0.1%
Retailers	0.1%
Waste Management	0.1%

119.5%
(19.5)%

Liabilities in excess of other assets	100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B45

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value (Note 2)
Austria — 1.1%
Erste Bank der Oesterreichischen Sparkassen AG	86,200	$4,307,558
Raiffeisen International Bank-Holding AG, 144A(a)(e)	54,400	3,476,596

		7,784,154

Bermuda — 1.7%
Marvell Technology Group, Ltd.(a)	176,400	6,710,256
Tyco International, Ltd.	174,900	5,107,080

		11,817,336

Canada — 1.5%
Suncor Energy, Inc.(b)	224,600	10,628,072

France — 5.7%
Sanofi-Aventis	76,500	6,265,173
Schneider Electric SA	142,400	10,708,200
Total SA	86,062	20,138,138
Veolia Environnement	90,300	3,380,137

		40,491,648

Republic of Germany — 3.6%
Metro AG	199,600	9,888,799
RWE AG	148,000	9,503,904
Siemens AG	87,000	6,321,319

		25,714,022

Hong Kong — 2.2%
Cheung Kong Holdings, Ltd.	422,100	4,080,507
Cosco Pacific, Ltd.	3,878,000	7,507,116
Esprit Holdings, Ltd.	276,500	1,993,846
Esprit Holdings, Ltd., 144A(e)	333,500	2,404,874

		15,986,343

Ireland — 1.6%
Anglo Irish Bank Corp., PLC	908,100	11,242,252

Italy — 0.6%
Eni SpA(b)	173,586	4,460,223

Japan — 12.2%
Canon, Inc.(b)	91,400	4,790,686
JFE Holdings, Inc.	358,700	8,815,847
Mitsubishi Corp.(b)	842,000	11,387,177
Mitsubishi Estate Co., Ltd.	718,000	7,856,429
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	848	7,148,307
Mitsui & Co., Ltd.	1,030,000	9,709,181
Nidec Corp.	58,900	6,208,760
Nissan Chemical Industries, Ltd.	848,000	9,090,716
Nissan Motor Co., Ltd.	728,500	7,201,980
Shizuoka Bank, Ltd. (The)	535,300	4,577,911
Sumitomo Realty & Development Co., Ltd.	909,000	10,121,210

		86,908,204

Netherlands — 0.6%
TomTom NV, 144A(a)(e)	179,000	3,929,429

Spain — 2.8%
Banco Bilbao Vizcaya Argentaria, S.A.	645,465	9,917,419

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Spain (cont’d.)
Telefonica SA	632,093	$10,311,730

		20,229,149

Switzerland — 8.2%
Alcon, Inc.	120,200	13,143,870
Holcim Ltd. — Registered	64,500	3,917,781
Novartis AG, ADR	226,000	10,721,440
Roche Holding AG, ADR	271,400	17,180,977
UBS AG — Registered	172,300	13,431,669

		58,395,737

United Kingdom — 7.5%
BHP Billiton PLC	383,000	4,882,378
Cadbury Schweppes PLC	1,022,300	9,728,680
Exel PLC	304,302	4,615,556
Royal Bank of Scotland Group PLC	236,482	7,120,212
Royal Bank of Scotland Group PLC, 144A(e)	110,500	3,327,033
Tesco PLC	2,383,700	13,580,012
Vodafone Group PLC	3,014,654	7,329,415
WPP Group PLC	305,900	3,133,298

		53,716,584

United States — 48.7%
Agilent Technologies, Inc.(a)	166,300	3,828,226
American Express Co.	154,700	8,234,681
American International Group, Inc.	110,000	6,391,000
Amgen, Inc.(a)	165,900	10,030,314
Apple Computer, Inc.(a)	204,000	7,509,240
AtheroGenics, Inc.(a)(b)	37,000	591,260
Bed Bath & Beyond, Inc.(a)	56,400	2,356,392
Charles Schwab Corp. (The)	587,900	6,631,512
Chico’s FAS, Inc.(a)(b)	261,600	8,967,648
Cisco Systems, Inc.(a)	216,800	4,143,048
Cooper Cos., Inc. (The)	52,900	3,219,494
Dell, Inc.(a)	175,900	6,949,809
E.I. du Pont de Nemours & Co.	98,700	4,245,087
eBay, Inc.(a)	132,200	4,363,922
Electronic Arts, Inc.(a)	122,000	6,906,420
Eli Lilly & Co.	154,000	8,579,340
ENSCO International, Inc.	253,100	9,048,325
Federated Department Stores, Inc.(b)	159,700	11,702,816
General Electric Co.	354,200	12,273,030
Gilead Sciences, Inc.(a)	75,950	3,341,041
Gillette Co. (The)	29,200	1,478,396
Google, Inc. (Class “A” Stock)(a)(b)	26,100	7,677,315
GTECH Holdings Corp.	202,100	5,909,404
Halliburton Co.	135,200	6,465,264
IAC / InterActiveCorp.(a)(b)	265,200	6,378,060
Intel Corp.	319,500	8,326,170
J. P. Morgan Chase & Co.(b)	195,600	6,908,592
Keryx Biopharmaceuticals, Inc.(a)	52,700	695,640
Kroger Co. (The)(a)	339,000	6,451,170
Lehman Brothers Holdings, Inc.(b)	61,100	6,066,008
Lowe’s Cos., Inc.(b)	125,600	7,312,432
Mercury Interactive Corp.(a)(b)	147,900	5,673,444
Microsoft Corp.	214,200	5,320,728
Monsanto Co.	172,400	10,838,788

SEE NOTES TO FINANCIAL STATEMENTS.

B46

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
United States (cont’d.)
Nextel Communications, Inc. (Class “A” Stock)(a)	236,100	$7,628,391
NIKE, Inc. (Class “B” Stock)	102,700	8,893,820
PepsiCo, Inc.	191,300	10,316,809
PETsMART, Inc.(b)	249,200	7,563,220
Pfizer, Inc.	238,600	6,580,588
Phelps Dodge Corp.(b)	77,100	7,131,750
Praxair, Inc.	176,400	8,220,240
Procter & Gamble Co.(b)	169,800	8,956,950
QUALCOMM, Inc.	155,400	5,129,754
Schlumberger, Ltd.	97,100	7,373,774
Smith International, Inc.(b)	63,500	4,044,950
St. Jude Medical, Inc.(a)	227,000	9,899,470
Target Corp.	174,700	9,505,427
UCBH Holdings, Inc.	225,800	3,666,992
UnitedHealth Group, Inc.	230,600	12,023,484
Waste Management, Inc.	123,600	3,502,824
WellPoint, Inc.(a)(b)	83,400	5,807,976
Yahoo! Inc.(a)(b)	167,800	5,814,270

		346,874,705

Total Long-Term Investments (cost $634,762,819)		698,177,858

SHORT-TERM INVESTMENTS — 11.4%
Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series
(cost $80,881,626; Note 4) (all related to cash collateral received for securities on loan)(c)(d)	80,881,626	$80,881,626

TOTAL INVESTMENTS(f) — 109.4%
(cost $715,644,445; Note 6)		779,059,484
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(66,843,361)

TOTAL NET ASSETS — 100.0%		$712,216,123

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 11.4% of collateral received for securities on loan)	11.4%
Commercial Banks	7.7%
Pharmaceuticals	6.9%
Oil, Gas & Consumable Fuels	4.9%
Chemicals	4.5%
Specialty Retail	4.3%
Food & Staples Retailing	4.2%
Energy Equipment & Services	3.8%
Capital Markets	3.7%
Health Care Equipment & Supplies	3.7%
Industrial Conglomerates	3.3%
Real Estate	3.1%
Multiline Retail	3.0%
Trading Companies & Distributors	3.0%
Metals & Mining	2.9%
Health Care Providers & Services	2.5%
Software	2.5%
Biotechnology	2.1%
Semiconductors & Semiconductor Equipment	2.1%
Wireless Telecommunication Services	2.1%
Computers & Peripherals	2.0%
Internet Software & Services	1.9%
Multi-Utilities	1.8%
Electrical Equipment	1.5%
Internet & Catalog Retail	1.5%
Beverages	1.4%
Diversified Telecommunication Services	1.4%
Electronic Equipment & Instruments	1.4%
Food Products	1.4%
Communications Equipment	1.3%
Household Products	1.3%
Consumer Finance	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Transportation Infrastructure	1.1%
Automobiles	1.0%
Diversified Financial Services	1.0%
Insurance	0.9%
Hotels Restaurants &Leisure	0.8%
Office Electronics	0.7%
Air Freight & Logistics	0.6%
Construction Materials	0.6%
Household Durables	0.6%
Commercial Services & Supplies	0.5%
Media	0.4%
Personal Products	0.2%

109.4%
Liabilities in excess of other assets	(9.4)%

100.0%

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of securities on loan. The aggregate market value of such securities is $77,437,343; cash collateral of $80,881,626 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.
(f)	As of June 30, 2005, 94 securities representing $280,405,434 and 36.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

SEE NOTES TO FINANCIAL STATEMENTS.

B47

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Asset Backed Securities — 5.8%
MBNA Master Credit Card Trust, Series 1999-J, Class A	7.00%	02/15/12	$3,200	$3,552,875
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.15%	01/01/17	6.566	6,938,913
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	6.85%	07/01/17	1,879	1,983,820
Small Business Administration Participation Certificates, Series 1997-20D, Class 1	6.00%	09/01/18	3,885	4,064,102
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	7.20%	10/01/16	6,320	6,690,476

				23,230,186

Collateralized Mortgage Obligations — 6.4%
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,917,278
Federal Home Loan Mortgage Corp., Series 2501, Class MC	5.50%	09/15/17	2,000	2,083,177
Federal Home Loan Mortgage Corp., Series 2513, Class HC	5.00%	10/15/17	2,339	2,394,743
Federal Home Loan Mortgage Corp., Series 2518, Class PV	5.50%	06/15/19	1,920	1,980,225
Federal National Mortgage Association, Series 1993-29, Class PH	6.50%	01/25/23	965	980,034
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,237,282
Federal National Mortgage Association, Series 2002-57, Class ND	5.50%	09/25/17	2,600	2,700,530
Federal National Mortgage Association, Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,354,085
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3(c)	4.17%	02/25/34	1,187	1,181,555

				25,828,909

Commercial Mortgage Backed Securities — 5.8%
Bear Stearns Commercial Mortgage, Series 2004-T16, Class A5	4.60%	02/13/46	4,200	4,221,739
Bear Stearns Commercial Mortgage, Series 2000-WF1, Class A1	7.64%	02/15/32	1,061	1,131,399
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A1	7.739%	05/17/32	1,172	1,243,523
First Union National Bank Commercial Mortgage Trust, Series 2000-C2, Class A1	6.94%	10/15/32	1,442	1,500,376
First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38%	04/18/29	3,034	3,146,933
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,862,842
KeyCorp., Series 2000-C1, Class A2	7.727%	05/17/32	3,000	3,384,139
Morgan Stanley Chase Capital, Inc., Series 2001-TOP1, Class A2	6.32%	02/15/33	2,022	2,095,892

				23,586,843

Foreign Agencies — 0.4%
International Bank For Reconstruction	4.75%	02/15/35	1,670	1,721,192

Mortgage Backed Securities — 38.3%
Federal Home Loan Mortgage Corp.	5.00%	06/01/33	5,816	5,825,059
Federal Home Loan Mortgage Corp.	5.001%	TBA	26,500	26,442,018
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	873	895,880
Federal Home Loan Mortgage Corp.	6.001%	TBA	3,000	3,073,125
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32	1,984	2,060,575
Federal Home Loan Mortgage Corp.	7.00%	06/01/08-10/01/32	2,912	3,027,839
Federal National Mortgage Association(c)	4.075%	08/01/33	7,233	7,159,580
Federal National Mortgage Association(c)	4.269%	04/01/34	3,450	3,456,815
Federal National Mortgage Association(c)	4.439%	06/01/34	3,359	3,354,806
Federal National Mortgage Association(c)	4.886%	10/01/34	3,550	3,579,458
Federal National Mortgage Association	5.00%	07/01/18-03/01/34	11,991	12,121,536
Federal National Mortgage Association	5.001%	TBA	9,000	9,000,000
Federal National Mortgage Association	5.50%	01/01/17-06/01/35	14,461	14,702,959
Federal National Mortgage Association	5.501%	TBA	18,500	18,734,062
Federal National Mortgage Association	6.00%	11/01/14-01/01/35	7,490	7,692,162
Federal National Mortgage Association	6.276%	03/01/11	1,615	1,753,754
Federal National Mortgage Association	6.50%	11/01/09-10/01/32	7,378	7,649,594
Federal National Mortgage Association	7.00%	02/01/12-11/01/33	2,977	3,135,202
Federal National Mortgage Association	7.001%	TBA	3,000	3,162,186
Federal National Mortgage Association	7.50%	12/01/05-10/01/12	847	886,391
Federal National Mortgage Association	8.00%	03/01/22-05/01/26	82	88,231
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	403	444,096
Government National Mortgage Association	5.00%	07/15/33-04/15/34	9,329	9,414,122
Government National Mortgage Association	6.50%	07/15/32-08/15/32	1,549	1,619,700

SEE NOTES TO FINANCIAL STATEMENTS.

B48

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS (Continued)	Interest Rate		Maturity Date	Principal Amount (000)	Value (Note 2)
Mortgage Backed Securities (cont’d.)
Government National Mortgage Association	7.00%		03/15/23-08/15/28	$3,469	$3,687,855
Government National Mortgage Association	7.50%		12/15/25-02/15/26	810	870,394
Government National Mortgage Association	8.50%		09/15/24-04/15/25	767	846,442

					154,683,841

Municipal Bond — 3.3%
New Jersey Economic Development Authority State Pension Funding, Series B	4.83%	(f)	02/15/12	4,609	3,468,825
Tennessee Valley Authority, Series B	4.375%		06/15/15	9,850	9,921,718

					13,390,543

U.S. Government Agency Obligations — 26.8%
Federal Farm Credit Bank(b)	3.75%		01/15/09	13,250	13,170,990
Federal Home Loan Bank	4.125%		02/15/08	13,980	14,052,165
Federal Home Loan Bank(c)	4.491%		02/20/07	2,000	2,064,300
Federal Home Loan Bank	4.75%		08/13/10	10,755	11,085,103
Federal Home Loan Mortgage Corp.	4.375%		01/25/10	14,690	14,649,529
Federal Home Loan Mortgage Corp.	4.875%		11/15/13	4,500	4,708,233
Federal National Mortgage Association	3.875%		07/15/08	21,780	21,763,251
Federal National Mortgage Association(a)	3.875%		02/15/10	2,770	2,764,638
Federal National Mortgage Association	6.00%		05/15/11	19,625	21,583,457
FICO Strip Principal	Zero		05/11/18	4,000	2,259,832

					108,101,498

U.S. Government Securities — 9.3%
United States Treasury Bonds	2.375%		01/15/25	485	531,025
United States Treasury Bonds	5.25%		11/15/28	4,200	4,797,022
United States Treasury Bonds(a)	5.375%		02/15/31	4,305	5,079,900
United States Treasury Bonds(a)	5.50%		08/15/28	4,420	5,205,067
United States Treasury Bonds	8.75%		05/15/20	895	1,342,150
United States Treasury Bonds	13.25%		05/15/14	5,600	7,503,782
United States Treasury Notes	3.625%		01/15/08	11,965	12,660,426
United States Treasury Notes(a)	3.625%		06/15/10	650	647,156

					37,766,528

TOTAL LONG-TERM INVESTMENTS (cost $383,255,323)					388,309,540

SHORT-TERM INVESTMENTS — 20.1%				Shares
Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series(d)(e) (cost $81,043,062; Note 4)				81,043,062	81,043,062

TOTAL INVESTMENTS — 116.2% (cost $464,298,385; Note 6)					469,352,602
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (16.2)%					(65,266,176)

TOTAL NET ASSETS — 100.0%					$404,086,426

The following abbreviation is used in portfolio descriptions:

TBA	Securities purchased on a forward commitment basis

(a)	All or portion of security is on loan. The aggregate market value of such securities is $8,454,947; cash collateral of $8,787,585 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Security segregated as collateral for futures contracts, swaps and TBAs.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B49

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(f)	Represents yield to maturity as of June 30, 2005.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and interest rate swap as follows:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
16	Eurodollar Futures	Sep. 07	$3,809,046	$3,836,000	$26,954
33	Eurodollar Futures	Sep. 06	7,871,833	7,918,350	46,517
16	Eurodollar Futures	Jun. 07	3,810,613	3,836,800	26,187
187	U.S. Treasury Bonds	Sep. 05	21,826,984	22,206,250	379,266
Short Positions:
200	U.S. Treasury 10 Yr, Notes	Sep. 05	22,559,733	22,693,750	(134,017)
252	U.S. Treasury 2 Yr, Notes	Sep. 05	52,351,242	52,337,250	13,992

					$358,899

Interest rate swap agreement outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc. (1)	05/19/2010	$1,537,500	4.247%	3 month LIBOR	$7,734

(1)	Portfolio pays the floating rate and receives the fixed rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Mortgage Backed Securities	38.3%
U.S. Government Agency Obligations	26.8
Money Market Mutual Fund (including 2.17% of collateral received for securities on loan)	20.1
U.S. Government Securities	9.3
Collateralized Mortgage Obligations	6.4
Commercial Mortgage Backed Securities	5.8
Asset Backed Securities	5.8
Municipal Bond	3.3
Foreign Agencies.	0.4

116.2
Liabilities in excess of other assets	(16.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B50

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 94.1%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount 000	Value (Note 2)
CORPORATE BONDS — 91.0%
Aerospace/Defense — 2.1%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50%	05/15/11	$2,750	$2,935,625
Argo Tech Corp., Sr. Notes	B3	9.25%	06/01/11	915	992,775
BE Aerospace, Inc., Sr. Sub Notes(b)	Caa2	8.875%	05/01/11	3,485	3,641,825
BE Aerospace, Inc., Sr. Sub Notes, Ser. B(b)	Caa2	8.00%	03/01/08	1,150	1,150,000
Esterline Technologies Corp., Sr. Sub Notes(b)	B1	7.75%	06/15/13	4,500	4,770,000
K&F Acquisition, Inc., Gtd. Notes(b)	Caa1	7.75%	11/15/14	2,600	2,658,500
K&F Industry, Inc., (cost $2,271,739, purchased 11/17/04)(g)	B2	5.838%	11/05/12	2,272	2,296,890
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625%	06/15/12	7,000	7,455,000
Sequa Corp., Sr. Notes	B1	8.875%	04/01/08	2,575	2,781,000
Standard Aero Holdings, Inc., Sr. Sub Notes144A	Caa1	8.25%	09/01/14	2,050	2,162,750
TransDigm, Inc.(b)	B3	8.375%	07/15/11	2,300	2,438,000

					33,282,365

Airlines — 0.5%
AMR Corp., Deb. Notes	Caa2	10.00%	04/15/21	1,695	1,127,175
AMR Corp., M.T.N.	Caa2	10.40%	03/15/11	1,000	745,000
AMR Corp., M.T.N.	Caa2	10.55%	03/12/21	1,425	904,875
AMR Corp., Notes	Caa2	10.40%	03/10/11	1,000	745,000
Calair Capital Corp., Gtd. Notes	Caa2	8.125%	04/01/08	1,978	1,490,917
Continental Airlines, Inc., Pass-thru Certs., Ser. 98-1, Class B	Ba2	6.748%	03/15/17	1,738	1,426,679
Continental Airlines, Inc., Pass-thru Certs., Ser. 99-2, Class B	Ba2	7.566%	09/15/21	503	414,181
Delta Air Lines, Inc., Pass-thru Certs., Ser. 93, Class A-2	Caa2	10.50%	04/30/16	2,000	966,980
Delta Air Lines, Inc., Sr. Notes	Ca	8.30%	12/15/29	1,130	299,450
Northwest Airlines Corp., Gtd. Notes(b)	Caa3	10.00%	02/01/09	700	304,500

					8,424,757

Automotive — 3.4%
ArvinMeritor, Inc., Notes(b)	Ba2	8.75%	03/01/12	8,700	9,069,750
Ford Motor Credit Co., Notes	Baa2	7.875%	06/15/10	5,000	4,941,010
General Motors Acceptance Corp., Notes	Baa2	6.125%	09/15/06	6,475	6,479,636
General Motors Acceptance Corp., Notes	Baa2	6.75%	12/01/14	1,575	1,409,111
General Motors Acceptance Corp., Notes	Baa2	6.875%	08/28/12	6,825	6,247,728
Lear Corp., Gtd. Notes, Ser. B(b)	Baa3	8.11%	05/15/09	2,765	2,859,121
Navistar International Corp., Sr. Notes(b)	Ba3	7.50%	06/15/11	615	627,300
Navistar International Corp., Sr. Notes, Ser. B	Ba3	9.375%	06/01/06	1,300	1,345,500
Tenneco Automotive, Inc., Gtd. Notes(b)	B3	8.625%	11/15/14	3,025	3,040,125
The Goodyear Tire & Rubber Co., Sr. Notes144A(b)	B3	9.00%	07/01/15	2,825	2,775,563
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%	02/15/13	5,619	6,223,042
TRW Automotive, Inc., Sr. Sub. Notes(b)	B1	11.00%	02/15/13	975	1,121,250
Visteon Corp., Notes(b)	B3	7.00%	03/10/14	4,885	4,030,125
Visteon Corp., Sr. Notes(b)	B3	8.25%	08/01/10	4,625	4,278,125

					54,447,386

Banking — 0.4%
Halyk Savings Bank of Kazakhstan, Notes 144A (Kazakhstan)	Baa2	8.125%	10/07/09	1,305	1,370,250
Kazkommerts International BV, Gtd. Notes 144A (Netherlands)	Baa2	7.00%	11/03/09	1,685	1,714,488
Kazkommerts International BV, Gtd. Notes 144A (Netherlands)	Baa2	8.50%	04/16/13	3,360	3,561,600

					6,646,338

Building Materials & Construction — 2.1%
Beazer Homes USA, Inc., Sr. Notes(b)	Ba1	8.625%	05/15/11	1,820	1,929,200
D.R. Horton, Inc., Gtd. Notes	Ba1	5.625%	01/15/16	1,500	1,484,853
D.R. Horton, Inc., Gtd. Notes	Ba1	8.00%	02/01/09	3,000	3,286,218
D.R. Horton, Inc., Sr. Notes(b)	Ba1	5.25%	02/15/15	3,800	3,678,947
D.R. Horton, Inc., Sr. Notes	Ba1	8.50%	04/15/12	3,250	3,542,585
Goodman Global Holdings Co., Inc., Sr. Notes 144A(i)	B3	6.621%	06/15/12	2,010	1,979,850
K Hovnanian Enterprises, Inc., Gtd. Notes(b)	Ba1	6.25%	01/15/15	3,500	3,456,250
KB HOME, Notes	Ba1	6.375%	08/15/11	700	728,458
KB HOME, Sr. Sub. Notes	Ba2	8.625%	12/15/08	2,800	3,035,544

SEE NOTES TO FINANCIAL STATEMENTS.

B51

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount 000		Value (Note 2)
Building Materials & Construction (cont’d.)
KB HOME, Sr. Sub. Notes	Ba2	9.50%		02/15/11	$250		$267,375
New Millenium Homes LLC, Sr. Notes (cost $2,820,065; purchased 9/25/00)(g)	NR	0.00%		12/31/07	2,781		1,668,600
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50%		09/01/14	5,225		4,859,250
Toll Corp., Sr. Sub. Notes	Ba2	8.25%		02/01/11	4,150		4,399,000

							34,316,130

Cable — 3.4%
AT&T Broadband Corp., Notes	Baa2	8.375%		03/15/13	0	(j)	122
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero Coupon (until 07/15/05) (Germany) (cost $3,863,565; purchased 06/29/00)	B-(h)	11.00%	(c)(g)(k)	07/15/10	7,000		630,000
Charter Communciations Operating Charter, Sr. Notes 144A	B2	8.375%		04/30/14	4,440		4,417,800
Charter Communications Bank, (cost $7,918,700; purchased 12/3/04)(g)	B2	6.21%		04/07/10	8,000		7,888,464
Charter Communications Holdings, Sr. Disc. Notes(k)	Ca	11.75%		01/15/10	700		549,500
Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 05/15/06)	Ca	11.75%	(k)	05/15/11	3,150		2,086,875
Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 05/15/06)	Ca	13.50%	(b)(k)	01/15/11	1,000		765,000
Charter Communications Holdings, Sr. Notes(b)	Ca	8.625%		04/01/09	2,075		1,540,688
Charter Communications Holdings, Sr. Notes(b)	Ca	9.625%		11/15/09	1,150		859,625
Charter Communications Holdings, Sr. Notes(b)	Ca	10.00%		05/15/11	5,109		3,729,570
Charter Communications Holdings, Sr. Notes(b)	Ca	10.25%		01/15/10	360		267,300
Charter Communications Holdings, Sr. Notes	Ca	10.75%		10/01/09	1,700		1,313,250
Charter Communications Holdings, Sr. Notes(b)	Ca	11.125%		01/15/11	3,075		2,298,562
Charter Communications Holdings II, Sr. Notes(b)	Caa1	10.25%		09/15/10	3,725		3,766,906
CSC Holdings, Inc., Sr. Debs.	B1	7.625%		07/15/18	1,250		1,206,250
CSC Holdings, Inc., Sr. Notes	B1	7.875%		12/15/07	3,775		3,897,687
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%		04/01/11	425		419,688
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	8.125%		07/15/09	1,500		1,518,750
Kabel Deutschland GMBH, Sr. Notes 144A (Germany)	B2	10.625%		07/01/14	3,295		3,575,075
Rogers Cable, Inc., Gtd. Debs. (Canada)	B2	11.00%		12/01/15	4,500		4,860,000
Rogers Cable, Inc., Sec’d. Notes	Ba3	6.75%		03/15/15	800		816,000
UPC Distribution Holdings Bank, (cost $5,000,000; purchased 11/22/04)(g)(i)	B1	6.838%		11/04/11	5,000		5,019,530
Videotron Ltee, Gtd. Notes	Ba3	6.875%		01/15/14	3,000		3,052,500

							54,479,142

Capital Goods — 4.4%
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50%		01/15/13	2,000		1,832,500
Allied Waste of North America, Inc.144A(b)	B2	7.25%		03/15/15	900		870,750
Allied Waste of North America, Inc., Sr. Notes	B2	5.75%		02/15/11	5,320		4,974,200
Allied Waste of North America, Inc., Sr. Notes	B2	7.875%		04/15/13	675		690,187
Allied Waste of North America, Inc., Sr. Notes(b)	B2	8.50%		12/01/08	8,200		8,599,750
Blount, Inc., Sr. Sub Notes	B3	8.875%		08/01/12	4,925		5,269,750
Case New Holland, Inc., Gtd. Notes 144A	Ba3	9.25%		08/01/11	3,955		4,152,750
Flowserve Corp., Gtd. Notes	B2	12.25%		08/15/10	1,725		1,863,000
Great Lakes Dredge & Dock Corp., Sr. Sub. Notes(b)	Caa3	7.75%		12/15/13	1,645		1,246,087
Holt Group, Inc., Sr. Notes (cost $800,000; purchased 01/15/98)(c)(g)	NR	9.75%		01/15/06	800		4,000
Invensys PLC, Sr. Notes (United Kingdom) 144A	B3	9.875%		03/15/11	2,270		2,167,850
Johnsondiversey, Inc., Gtd. Notes(b)	B3	9.625%		05/15/12	725		735,875
Johnsondiversey, Inc., Sr. Disc. Notes, Zero Coupon (until 5/15/07)	Caa1	10.67%	(k)	05/15/13	4,575		3,253,969
Manitowoc Co., Inc., Sr. Sub. Notes	B2	10.50%		08/01/12	5,570		6,294,100
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00%		05/01/12	1,835		1,926,750
Rexnord Corp., Gtd. Notes	B3	10.125%		12/15/12	3,575		3,914,625
Stena AB, Sr. Notes (Sweden)(b)	Ba3	7.50%		11/01/13	5,175		5,097,375
Stena AB, Sr. Notes (Sweden)	Ba3	9.625%		12/01/12	1,875		2,043,750
Terex Corp., Gtd. Notes144A	B3	7.375%		01/15/14	1,525		1,578,375
Terex Corp., Sr. Sub. Notes(b)	B3	9.25%		07/15/11	2,825		3,065,125
Terex Corp., Sr. Sub. Notes	B3	10.375%		04/01/11	5,534		6,004,390

SEE NOTES TO FINANCIAL STATEMENTS.

B52

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount 000	Value (Note 2)
Capital Goods (cont’d.)
Trism, Inc., Gtd. Notes (cost $1,304,650; purchased 03/01/00)(c)(g)	NR	12.00%	02/15/49	$1,305	$3,262
Tyco International Group SA, Notes (Luxembourg)	Baa3	6.375%	10/15/11	790	867,661
United Rentals North America, Inc., Gtd. Notes(b)	B1	6.50%	02/15/12	1,300	1,278,875
United Rentals North America, Inc., Gtd. Notes(b)	B2	7.75%	11/15/13	3,150	3,094,875

					70,829,831

Chemicals — 7.6%
BCI Finance Corp., Sec’d. Notes 144A(i)	B3	8.78%	07/15/10	4,125	4,114,688
BCP Crystal US Holdings Corp., Sr. Sub Notes	B3	9.625%	06/15/14	520	582,400
Borden United States Finance Corp., Sr. Sec’d. Notes 144A(i)	B3	7.891%	07/15/10	1,500	1,496,250
Borden United States Finance Corp., Sr. Sec’d. Notes 144A	B3	9.00%	07/15/14	2,750	2,798,125
Equistar Chemicals LP, Gtd. Notes	B2	10.125%	09/01/08	5,420	5,867,150
Equistar Chemicals LP, Sr. Notes	B2	10.625%	05/01/11	2,185	2,411,694
Hercules, Inc., Gtd. Notes	Ba3	6.75%	10/15/29	500	485,000
Huntsman Advanced Materials LLC, Sr. Notes	NR	11.00%	07/15/10	1,150	1,299,500
Huntsman ICI Chemical, Sr. Sub. Notes	B3	10.125%	07/01/09	835	859,006
Huntsman International LLC, Gtd. Notes	B2	9.875%	03/01/09	8,850	9,469,500
Huntsman LLC, Gtd. Notes(b)	B1	11.625%	10/15/10	4,001	4,686,171
IMC Global, Inc., Debs. (cost $2,541,210; purchased 5/25/04)(b)(g)	B1	6.875%	07/15/07	2,500	2,531,250
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	10.875%	06/01/08	2,943	3,310,875
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	11.25%	06/01/11	9,499	10,496,395
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	11.25%	06/01/11	1,100	1,215,500
IMC Global, Inc., Sr. Notes, Ser. B	Ba3	10.875%	08/01/13	2,000	2,345,000
ISP Chemco, Inc., Gtd. Notes, Ser. B	B1	10.25%	07/01/11	5,685	6,196,650
Koppers, Inc., Gtd. Notes	B2	9.875%	10/15/13	7,985	8,623,800
Lyondell Chemical Co., Gtd. Notes	B1	9.50%	12/15/08	2,750	2,925,312
Lyondell Chemical Co., Gtd. Notes(b)	B1	9.50%	12/15/08	7,000	7,446,250
Lyondell Chemical Co., Gtd. Notes(b)	B1	10.50%	06/01/13	4,500	5,146,875
Lyondell Chemical Co., Sec’d. Notes, Ser. A	B1	9.625%	05/01/07	6,000	6,405,000
Lyondell Chemical Co., Sec’d. Notes, Ser. B	B1	9.875%	05/01/07	839	859,975
Nalco Co., Sr. Notes	B2	7.75%	11/15/11	2,450	2,609,250
Nalco Co., Sr. Sub. Notes(b)	Caa1	8.875%	11/15/13	4,050	4,343,625
OM Group, Inc., Sr. Sub. Notes	Caa1	9.25%	12/15/11	2,140	2,140,000
PQ Corp., Gtd. Notes144A(b)	B3	7.50%	02/15/13	6,900	6,779,250
Rhodia SA, Sr. Notes (France)(b)	B3	10.25%	06/01/10	2,795	2,997,638
Rhodia SA, Sr. Sub. Notes (France)(b)	Caa1	8.875%	06/01/11	4,585	4,413,062
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625%	05/15/11	3,589	3,956,873
Westlake Chemical Corp., Gtd. Notes	Ba2	8.75%	07/15/11	3,600	3,915,000

					122,727,064

Consumer — 1.6%
Alderwoods Group, Inc., Sr. Notes 144A	B2	7.75%	09/15/12	950	1,008,188
Coinmach Corp., Sr. Notes	B3	9.00%	02/01/10	1,967	2,016,175
Knowledge Learning Corp., Inc., Gtd. Notes144A	B3	7.75%	02/01/15	3,050	2,912,750
Levi Strauss & Co., Sr. Notes(b)	Caa3	12.25%	12/15/12	4,720	5,156,600
Propex Fabrics, Inc., Gtd. Notes	Caa1	10.00%	12/01/12	4,000	3,800,000
Rayovac Corp., Sr. Sub. Notes	B3	8.50%	10/01/13	1,355	1,415,975
Service Corp. International, Debs.	Ba3	7.875%	02/01/13	2,000	2,155,000
Service Corp. International, Notes	Ba3	6.00%	12/15/05	473	475,956
Service Corp. International, Notes(b)	Ba3	6.50%	03/15/08	2,000	2,045,000
Service Corp. International, Sr. Notes144A	Ba3	7.00%	06/15/17	3,100	3,185,250
Simmons Bedding Co., Sr. Sub. Notes(b)	Caa1	7.875%	01/15/14	2,225	1,913,500

					26,084,394

Electric — 8.3%
AES Corp., Sec’d. Notes 144A	Ba3	8.75%	05/15/13	3,195	3,570,412
AES Corp., Sr. Notes(b)	B1	9.375%	09/15/10	9,200	10,419,000
AES Corp., Sr. Notes	B1	9.50%	06/01/09	1,325	1,477,375
AES Eastern Energy LP, Ser. 99-A	Ba1	9.00%	01/02/17	3,034	3,518,889

SEE NOTES TO FINANCIAL STATEMENTS.

B53

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount 000	Value (Note 2)
Electric (cont’d.)
Allegheny Energy Supply Co., LLC, Notes 144A(b)	Ba3	8.25%	04/15/12	$1,555	$1,741,600
Aquila, Inc., Sr. Notes	B2	9.95%	02/01/11	4,090	4,437,650
Beaver Valley II Funding Corp., Debs.	Baa3	9.00%	06/01/17	4,000	4,746,320
Calpine Canada Energy Finance, Gtd. Notes (Canada)(b)	Caa3	8.50%	05/01/08	2,500	1,800,000
Calpine Corp., Sr. Notes(b)	Caa3	8.75%	07/15/07	5,000	3,900,000
Calpine Corp., Sr. Sec’d. Notes144A	Caa1	8.75%	07/15/13	5,130	3,796,200
CMS Energy Corp., Sr. Notes(b)	B1	7.50%	01/15/09	3,290	3,462,725
CMS Energy Corp., Sr. Notes(b)	B1	8.50%	04/15/11	1,910	2,129,650
CMS Energy Corp., Sr. Notes(b)	B1	9.875%	10/15/07	4,725	5,150,250
Dynegy Holdings, Inc., Debs.	Caa2	7.125%	05/15/18	675	642,938
Dynegy Holdings, Inc., Debs.	Caa2	7.625%	10/15/26	1,425	1,357,312
Dynegy Holdings, Inc., Sr. Notes(b)	Caa2	6.875%	04/01/11	1,210	1,194,875
Dynegy Holdings, Inc., Sr. Sec’d. Notes144A	B3	9.875%	07/15/10	390	430,950
Dynegy Holdings, Inc., Sr. Sec’d. Notes144A	B3	10.125%	07/15/13	5,695	6,435,350
Edison Mission Energy, Sr. Notes	B1	7.73%	06/15/09	6,140	6,470,025
Edison Mission Energy, Sr. Notes	B1	9.875%	04/15/11	720	843,300
Empresa Nacional de Electricidad SA, Notes (Chile)	Ba1	8.35%	08/01/13	4,415	5,127,745
Empresa Nacional de Electricidad SA, Notes (Chile)	Ba1	8.625%	08/01/15	4,700	5,616,542
Homer City Funding LLC, Gtd. Notes	Ba2	8.137%	10/01/19	1,560	1,747,200
Midland Funding II Corp., Debs.	Ba3	11.75%	07/23/05	1,996	2,003,838
Midland Funding II Corp., Debs.	Ba3	13.25%	07/23/06	1,585	1,678,002
Midwest Generation LLC, Pass-thru Certs., Ser. A (cost $3,294,345; purchased 11/20/03-9/17/04)(g)	B1	8.30%	07/02/09	3,225	3,418,500
Midwest Generation LLC, Pass-thru Certs., Ser. B	B1	8.56%	01/02/16	1,320	1,455,300
Midwest Generation LLC, Sec’d. Notes	B1	8.75%	05/01/34	4,625	5,180,000
Mirant Corp., Sr. Notes 144A(c)	NR	7.40%	07/15/49	1,825	1,478,250
Mission Energy Holding Co., Sr. Sec’d. Notes	B2	13.50%	07/15/08	1,925	2,285,938
Nevada Power Co.	Ba2	8.25%	06/01/11	1,675	1,888,562
Nevada Power Co., Notes	Ba2	10.875%	10/15/09	265	296,138
Noteco Ltd., Notes (United Kingdom)(h)(c)(i)	NR	1.00%	06/30/25	500	1,129,614
NRG Energy, Inc. 144A	B1	8.00%	12/15/13	7,065	7,453,575
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	5,055	6,053,362
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. B (cost $1,858,560; purchased 07/24/03)(g)	B1	9.237%	07/02/17	1,791	2,014,356
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. C	B1	9.681%	07/02/26	250	270,010
Reliant Energy, Inc., Sec. Notes	B1	9.50%	07/15/13	6,110	6,782,100
Sierra Pacific Power Co., Gen. Ref. Mtge. Notes, Ser. A	Ba2	8.00%	06/01/08	1,505	1,606,588
Sierra Pacific Resources, Inc., Sr. Notes(b)	B2	8.625%	03/15/14	1,530	1,690,650
TECO Energy, Inc., Sr. Notes	Ba2	7.50%	06/15/10	3,800	4,142,000
Texas Genco Holdings Bank, (cost $1,568,927; purchased 12/10/04)(g)(i)	Ba2	5.43%	12/15/11	1,569	1,589,845
Texas Genco Holdings Bank, (cost $649,663; purchased 12/8/04)(g)(i)	Ba2	5.444%	12/15/11	650	658,325
Utilicorp, Gtd. Notes (Canada)	B2	7.75%	06/15/11	1,990	2,049,700
York Power Funding, Sr. Sec’d. Notes 144A (Cayman Islands) (cost $539,993; purchased 07/31/98)(c)(g)	D(h)	12.00%	10/30/07	540	46,709

					135,187,670

Energy – Other — 3.3%
Chesapeake Energy Corp., Gtd. Notes(b)	Ba3	7.75%	01/15/15	3,054	3,298,320
Chesapeake Energy Corp., Sr. Notes 144A	Ba3	6.375%	06/15/15	3,950	4,048,750
Chesapeake Energy Corp., Sr. Notes	Ba3	7.00%	08/15/14	2,350	2,491,000
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	1,500	1,518,750
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	440	466,400
Hanover Equipment Trust, Sec’d. Notes(b)	B2	8.50%	09/01/08	2,110	2,194,400
Hanover Equipment Trust, Sec’d. Notes(b)	B2	8.75%	09/01/11	3,445	3,660,313
Houston Exploration Corp., Sr. Sub. Notes(b)	B2	7.00%	06/15/13	1,625	1,677,813
Magnum Hunter Resources, Sr. Notes	B2	9.60%	03/15/12	341	378,510
Newfield Exploration Co., Sr. Sub. Notes(b)	Ba3	8.375%	08/15/12	6,235	6,811,737
Parker Drilling Co., Gtd. Notes, Ser B(b)	B2	10.125%	11/15/09	430	451,500

SEE NOTES TO FINANCIAL STATEMENTS.

B54

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount 000	Value (Note 2)
Energy – Other (cont’d.)
Parker Drilling Co., Sr. Notes(b)	B2	9.625%	10/01/13	$1,480	$1,668,700
Parker Drilling Co., Sr. Notes144A	B2	9.625%	10/01/13	2,550	2,875,125
Premcor Refining Group, Inc., Gtd. Notes	Ba3	6.75%	05/01/14	1,635	1,761,713
Premcor Refining Group, Inc., Sr. Notes	Ba3	6.75%	02/01/11	1,600	1,728,000
Premcor Refining Group, Inc., Sr. Notes	Ba3	7.50%	06/15/15	675	739,125
Premcor Refining Group, Inc., Sr. Notes(b)	Ba3	9.50%	02/01/13	3,055	3,513,250
Premcor Refining Group, Inc., Sr. Sub. Notes(b)	B2	7.75%	02/01/12	1,925	2,103,062
Stone Energy Corp., Sr. Sub. Notes	B2	8.25%	12/15/11	6,875	7,201,562
Vintage Petroleum, Inc., Sr. Sub Notes	B1	7.875%	05/15/11	4,800	5,064,000

					53,652,030

Foods — 1.5%
Agrilink Foods, Inc., Sr. Gtd. Notes (cost $437,865; purchased 04/11/00)(g)	B3	11.875%	11/01/08	465	480,694
Ahold Finance USA, Inc., Notes	Ba2	8.25%	07/15/10	1,120	1,232,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	2,700	2,970,000
Delhaize America, Inc., Gtd. Notes	Ba1	8.125%	04/15/11	3,400	3,813,385
Dole Food Co., Inc., Sr. Notes	B2	7.25%	06/15/10	1,760	1,786,400
Dole Food Co., Inc., Sr. Notes	B2	8.625%	05/01/09	1,833	1,952,145
Dole Food Co., Inc., Sr. Notes	B2	8.875%	03/15/11	760	811,300
Dominos, Inc., Sr. Sub. Notes	B2	8.25%	07/01/11	1,276	1,358,940
Pathmark Stores, Inc., Gtd. Notes	Caa1	8.75%	02/01/12	2,200	2,158,750
Smithfield Foods, Inc., Notes(b)	Ba2	7.75%	05/15/13	900	981,000
Smithfield Foods, Inc., Sr. Notes	Ba2	7.00%	08/01/11	2,770	2,915,425
Smithfield Foods, Inc., Sr. Notes	Ba2	8.00%	10/15/09	2,040	2,203,200
Stater Brothers Holdings, Inc., Sr. Notes(b)	B1	8.125%	06/15/12	1,265	1,233,375

					23,896,614

Foreign Agencies — 0.4%
Gazprom OAO, Notes 144A	BB-(h)	9.625%	03/01/13	3,750	4,598,438
Gazprom OAO, Sec’d. Notes(Russia)	BB-BB-(h)	10.50%	10/21/09	1,720	2,054,884

					6,653,322

Gaming — 5.9%
Argosy Gaming Co., Sr. Sub. Notes	B1	7.00%	01/15/14	4,175	4,597,719
Argosy Gaming Co., Sr. Sub. Notes	Ba3	9.00%	09/01/11	810	885,937
Aztar Corp., Sr. Sub. Notes(b)	Ba3	7.875%	06/15/14	3,575	3,780,563
Boyd Gaming Corp., Sr. Sub. Notes(b)	B1	6.75%	04/15/14	1,875	1,921,875
Boyd Gaming Corp., Sr. Sub. Notes(b)	B1	8.75%	04/15/12	1,500	1,629,375
Caesars Entertainment, Inc., Sr. Notes	Baa3	7.50%	09/01/09	5,700	6,284,250
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	7.875%	12/15/05	3,500	3,552,500
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	7.875%	03/15/10	700	784,000
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	8.125%	05/15/11	3,230	3,714,500
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	9.375%	02/15/07	355	381,625
Circus Enterprises, Inc., Sr. Notes	Ba2	6.45%	02/01/06	1,220	1,232,200
Isle of Capri Casinos, Inc., Sr. Sub. Notes(b)	B2	7.00%	03/01/14	1,750	1,758,750
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00%	03/15/12	1,430	1,555,125
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	2,250	2,505,938
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	70	77,965
MGM Grand, Inc., Gtd. Notes	Ba3	9.75%	06/01/07	9,051	9,809,021
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	6.00%	10/01/09	13,000	13,065,000
MGM Mirage, Inc., Sr. Notes144A	Ba2	6.625%	07/15/15	9,075	9,177,094
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	6.375%	07/15/09	2,585	2,636,700
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	7.125%	08/15/14	900	942,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%	04/01/12	2,845	3,044,150
Penn National Gaming, Inc., Sr. Sub. Notes144A(b)	B3	6.75%	03/01/15	2,000	1,985,000
Seneca Gaming Corp., Sr. Notes144A	B1	7.25%	05/01/12	5,375	5,556,406
Station Casinos, Inc., Sr. Notes(b)	Ba3	6.00%	04/01/12	3,250	3,298,750
Sun International Hotels, Ltd., Sr. Sub. Notes (Bahamas)	B2	8.875%	08/15/11	5,240	5,606,800
Wynn Las Vegas LLC, 1st Mortgage Bond144A	B2	6.625%	12/01/14	5,700	5,543,250

					95,327,243

SEE NOTES TO FINANCIAL STATEMENTS.

B55

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount 000	Value (Note 2)
Health Care & Pharmaceutical — 8.7%
Alliance Imaging, Inc., Sr. Sub. Notes144A(b)	B3	7.25%	12/15/12	$1,675	$1,582,875
Columbia/HCA Healthcare Corp., Debs.	Ba2	7.50%	12/15/23	600	632,752
Columbia/HCA Healthcare Corp., M.T.N.(b)	Ba2	8.70%	02/10/10	1,800	2,017,588
Columbia/HCA Healthcare Corp., M.T.N.	Ba2	8.85%	01/01/07	259	273,051
Columbia/HCA Healthcare Corp., Notes	Ba2	9.00%	12/15/14	4,100	4,912,920
Columbia/HCA Healthcare Corp., Sr. Notes	Ba2	8.36%	04/15/24	2,000	2,236,690
Concentra Operating Corp., Gtd. Notes	B3	9.125%	06/01/12	3,625	3,842,500
Concentra Operating Corp., Gtd. Notes	B3	9.50%	08/15/10	200	213,000
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125%	02/15/12	2,675	2,889,000
Elan Finance PLC, Sr. Notes 144A (Ireland)(b)	B3	7.75%	11/15/11	2,075	1,774,125
HCA, Inc., Notes	Ba2	5.25%	11/06/08	2,000	1,997,552
HCA, Inc., Notes	Ba2	5.50%	12/01/09	5,000	5,014,810
HCA, Inc., Notes(b)	Ba2	6.375%	01/15/15	4,000	4,150,432
HCA, Inc., Notes	Ba2	7.125%	06/01/06	3,830	3,912,108
HCA, Inc., Notes	Ba2	8.75%	09/01/10	2,200	2,500,322
HEALTHSOUTH Corp., Notes(b)	NR	7.625%	06/01/12	8,360	8,109,200
HEALTHSOUTH Corp., Sr. Notes(c)	NR	7.375%	10/01/06	750	757,500
HEALTHSOUTH Corp., Sr. Notes(c)	NR	8.50%	02/01/08	3,600	3,663,000
Iasis Healthcare LLC, Sr. Sub. Notes	B3	8.75%	06/15/14	1,400	1,519,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes(b)	Caa1	8.75%	02/15/12	2,655	2,635,087
Magellan Health Services, Inc., Sr. Notes, Ser. A	B3	9.375%	11/15/08	11,764	12,528,917
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25%	08/15/13	3,855	4,339,562
Medical Device Manufacturing, Inc., Gtd. Notes, Ser. B144A	Caa1	10.00%	07/15/12	4,960	5,332,000
MedQuest, Inc., Sr. Sub. Notes(b)	Caa1	11.875%	08/15/12	5,900	5,575,500
NeighborCare Inc., Sr. Sub. Notes	Ba3	6.875%	11/15/13	1,425	1,489,125
OMEGA Healthcare Investors, Inc., Notes	B1	6.95%	08/01/07	6,000	6,060,000
Psychiatric Solutions, Inc., Sr. Sub. Notes144A	B3	7.75%	07/15/15	2,350	2,350,000
Res-Care, Inc., Sr. Notes	B2	10.625%	11/15/08	6,650	7,098,875
Select Medical Corp., Sr. Sub. Notes144A	B3	7.625%	02/01/15	1,800	1,782,000
Senior Housing Properties Trust, Sr. Notes	Ba2	7.875%	04/15/15	2,000	2,140,000
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	2,730	3,050,775
Tenet Healthcare Corp., Sr. Notes	B3	6.375%	12/01/11	810	771,525
Tenet Healthcare Corp., Sr. Notes(b)	B3	6.50%	06/01/12	2,425	2,303,750
Tenet Healthcare Corp., Sr. Notes144A	B3	9.25%	02/01/15	3,140	3,257,750
Tenet Healthcare Corp., Sr. Notes	B3	9.875%	07/01/14	2,000	2,145,000
Vanguard Health Holding Co. II, Sr. Sub Notes	Caa1	9.00%	10/01/14	4,000	4,320,000
Ventas Realty LP, Sr. Notes144A(b)	Ba3	7.125%	06/01/15	4,500	4,680,000
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	2,000	2,210,000
Ventas Realty LP, Sr. Notes	Ba3	9.00%	05/01/12	4,148	4,770,200
Warner Chilcott Corp., Gtd. Notes144A	Caa1	8.75%	02/01/15	10,675	10,381,437

					141,219,928

Lodging — 4.0%
Felcor Lodging LP, Gtd. Notes(b)	B1	9.00%	06/01/11	4,900	5,353,250
Felcor Lodging LP, Sr. Notes(i)	B1	7.78%	06/01/11	1,875	1,931,250
Felcor Suites LP, Gtd. Notes(b)	B1	7.625%	10/01/07	950	988,000
HMH Properties, Inc., Sr. Gtd. Notes, Ser. B	Ba3	7.875%	08/01/08	632	641,480
Host Marriott LP, Sr. Notes	Ba3	7.00%	08/15/12	8,150	8,455,625
Host Marriott LP, Sr. Notes(b)	Ba3	7.125%	11/01/13	8,050	8,392,125
Host Marriott LP, Sr. Notes	Ba3	9.50%	01/15/07	6,350	6,731,000
ITT Corp., Debs	Ba1	6.75%	11/15/05	3,030	3,048,937
ITT Corp., Sr. Sub. Notes, Ser. B	Ba1	7.375%	11/15/15	2,850	3,170,625
John Q Hamons Hotels/Finance, First Mortgage, Ser. B	B2	8.875%	05/15/12	1,750	1,907,500
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40%	09/15/05	1,000	1,003,750
La Quinta Properties, Inc.	Ba3	8.875%	03/15/11	3,725	4,027,657
La Quinta Properties, Inc., Sr. Notes	Ba3	7.00%	08/15/12	1,775	1,834,906
Royal Caribbean Cruises, Ltd., Debs.	Ba1	7.50%	10/15/27	1,050	1,149,750
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	6.875%	12/01/13	6,275	6,682,875
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	8.75%	02/02/11	1,150	1,325,375

SEE NOTES TO FINANCIAL STATEMENTS.

B56

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount 000	Value (Note 2)
Lodging (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	7.375%		05/01/07	$5,900	$6,165,500
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	7.875%		05/01/12	2,235	2,519,962

						65,329,567

Media & Entertainment — 6.3%
AMC Entertainment, Inc., Gtd. Notes	B2	8.625%		08/15/12	2,125	2,178,125
AMC Entertainment, Inc., Sr. Sub. Notes(b)	B3	8.00%		03/01/14	675	599,062
CanWest Media, Inc., Sr. Notes (Canada)(b)	Ba3	7.625%		04/15/13	1,500	1,605,000
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%		05/15/11	3,000	3,273,750
Cinemark USA, Inc., Sr. Sub. Notes	B3	9.00%		02/01/13	850	873,375
Dex Media East LLC, Sr. Sub. Notes(b)	B2	12.125%		11/15/12	7,298	8,739,355
Dex Media West LLC, Sr. Sub Notes	B2	9.875%		08/15/13	7,725	8,806,500
Dex Media, Inc., Notes(b)	B3	8.00%		11/15/13	2,825	3,001,562
DirecTV Holdings, Sr. Notes	Ba2	8.375%		03/15/13	2,652	2,937,090
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14	2,800	2,765,000
Echostar DBS Corp., Sr. Notes(b)	Ba3	9.125%		01/15/09	3,371	3,590,115
Entercom Radio LLC, Gtd. Notes	Ba2	7.625%		03/01/14	1,005	1,047,713
Gray Television, Inc., Sr. Sub. Notes	B1	9.25%		12/15/11	4,605	4,996,425
Intelsat Bermuda Ltd., Sr. Notes144A	B2	8.25%		01/15/13	7,610	7,857,325
Intrawest Corp., Sr. Notes	B1	7.50%		10/15/13	2,250	2,309,063
Medianews Group, Inc., Sr. Sub. Notes144A	B2	6.375%		04/01/14	2,375	2,277,031
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875%		10/01/13	1,375	1,362,969
Morris Publishing Group LLC, Gtd. Notes	Ba3	7.00%		08/01/13	1,050	1,023,750
New Skies Satellites NV, (Netherlands)(cost $621,087; purchased 11/1/04)(g)	B1	6.50%		04/26/11	621	628,074
New Skies Satellites NV, Sr. Notes 144A (Netherlands)(i)	B3	8.539%		11/01/11	1,325	1,351,500
New Skies Satellites NV, Sr. Sub. Notes 144A (Netherlands)	Caa1	9.125%		11/01/12	1,425	1,414,313
PRIMEDIA, Inc., Sr. Notes(i)	B2	8.643%		05/15/10	2,145	2,241,525
PRIMEDIA, Inc., Sr. Notes	B2	8.875%		05/15/11	2,000	2,095,000
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06)(Canada)	B2	13.75%	(k)	07/15/11	5,625	5,660,156
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%		07/15/11	4,700	5,222,875
R.H. Donnelley Finance Corp., Gtd. Notes	B2	10.875%		12/15/12	800	930,000
R.H. Donnelley Finance Corp., Sr. Sub. Notes144A	B2	10.875%		12/15/12	2,995	3,481,687
Rainbow National Services LLC, Sr. Notes144A	B3	8.75%		09/01/12	2,000	2,185,000
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.75%		12/15/11	2,500	2,625,000
Six Flags, Inc., Sr. Notes(b)	Caa1	9.625%		06/01/14	2,740	2,561,900
Susquehanna Media Co., Sr. Sub. Notes	B1	7.375%		04/15/13	900	940,500
Universal City Florida Holding Company I, Sr. Notes(b)	B3	8.375%		05/01/10	4,050	4,222,125
Vail Resorts, Inc., Sr. Sub Notes	B2	6.75%		02/15/14	2,295	2,329,425
Vertis, Inc., Gtd. Notes, Ser. B	Caa1	10.875%		06/15/09	1,700	1,623,500
Vertis, Inc., Sec’d. Notes	B3	9.75%		04/01/09	3,765	3,915,600

						102,671,390

Metals — 4.1%
AK Steel Corp., Notes	B1	7.75%		06/15/12	2,565	2,167,425
AK Steel Corp., Sr. Notes(b)	B1	7.875%		02/15/09	3,477	3,164,070
Arch Western Finance LLC, Sr. Notes(b)	Ba3	6.75%		07/01/13	5,085	5,250,263
Century Aluminum Co., Gtd. Notes(b)	B1	7.50%		08/15/14	6,100	6,023,750
Chaparrel Steel Co., Sr. Unsec’d. Notes144A	B1	10.00%		07/15/13	1,975	1,984,875
CSN Islands VII Corp., Gtd. Notes 144A (Cayman Islands)	B1	10.75%		09/12/08	4,945	5,538,400
Gerdau AmeriSteel Corp., Sr. Notes(b)	Ba3	10.375%		07/15/11	5,000	5,425,000
International Steel Group, Inc., Sr. Notes	Ba2	6.50%		04/15/14	1,000	960,000
Ispat Inland ULC, Sec’d. Notes (Canada)	Ba1	9.75%		04/01/14	8,104	9,441,160
Massey Energy Co., Sr. Notes	Ba3	6.625%		11/15/10	250	257,500
Novelis, Inc., Sr. Notes144A	B1	7.25%		02/15/15	8,650	8,682,437
Oregon Steel Mills, Inc., Gtd. Notes(b)	B1	10.00%		07/15/09	7,525	8,108,187
Peabody Energy Corp., Sr. Notes(b)	Ba3	5.875%		04/15/16	1,450	1,450,000
Russel Metals, Inc., Sr. Notes (Canada)	Ba3	6.375%		03/01/14	1,000	935,000
Ryerson Tull, Inc., Sr. Notes(b)	B2	8.25%		12/15/11	3,265	2,840,550

SEE NOTES TO FINANCIAL STATEMENTS.

B57

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount 000		Value (Note 2)
Metals (cont’d.)
United States Steel Corp., Sr. Notes(b)	Ba2	10.75%	08/01/08	$1,900		$2,109,000
Wise Metals Group LLC, Sec’d. Notes(b)	B2	10.25%	05/15/12	2,100		1,764,000

						66,101,617

Non Captive Finance — 0.3%
Residential Capital Corp., Notes144A	Baa2	6.375%	06/30/10	3,725		3,742,925
Residential Capital Corp., Notes144A	Baa2	6.875%	06/30/15	1,075		1,098,673

						4,841,598

Packaging — 2.9%
Anchor Glass Container Corp., Sr. Sec’d. Notes	B2	11.00%	02/15/13	3,180		2,480,400
Berry Plastics Corp., Gtd. Notes	B3	10.75%	07/15/12	4,945		5,396,231
Crown Cork & Seal PLC, Notes (United Kingdom)(b)	B3	7.00%	12/15/06	7,525		7,713,125
Crown European Holdings SA, Sr. Sec’d. Notes (France)	B1	9.50%	03/01/11	3,750		4,143,750
Graham Packaging 144A(b)	Caa1	8.50%	10/15/12	2,200		2,222,000
Graham Packaging 144A(b)	Caa2	9.875%	10/15/14	3,925		3,934,813
Greif Brothers Corp., Sr. Sub. Notes	B1	8.875%	08/01/12	8,925		9,594,375
Owens-Brockway, Sr. Sec’d. Notes(b)	B1	7.75%	05/15/11	5,410		5,748,125
Owens-Brockway, Sr. Sec’d. Notes(b)	B1	8.75%	11/15/12	3,495		3,853,237
Silgan Holdings, Inc., Sr. Sub Notes(b)	B1	6.75%	11/15/13	1,575		1,622,250

						46,708,306

Paper — 4.1%
Abitibi Consolidated, Inc., Deb. Notes (Canada)	Ba3	8.85%	08/01/30	1,500		1,436,250
Abitibi Consolidated, Inc., Gtd. Notes (Canada)(b)	Ba3	5.25%	06/20/08	1,200		1,152,000
Abitibi-Consolidated, Inc., Gtd. Notes (Canada)(b)	Ba3	6.00%	06/20/13	2,345		2,157,400
Ainsworth Lumber, Sr. Notes (Canada)	B2	6.75%	03/15/14	4,985		4,536,350
Ainsworth Lumber Co. Ltd., Gtd. Notes	B2	6.84%	10/01/10	1,100		1,097,250
Ainsworth Lumber Co. Ltd.(j), Gtd. Notes	B2	7.25%	10/01/12	100	(j)	95,250
Boise Cascade LLC, Sr. Notes 144A(i)	B1	6.016%	10/15/12	2,000		2,020,000
Bowater Finance Corp., Gtd. Notes(Canada)	Ba3	7.95%	11/15/11	650		688,188
Caraustar Industries, Inc., Sec.(b)	Caa1	9.875%	04/01/11	2,100		2,115,750
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	1,600		1,564,000
Cascades, Inc., Sr. Notes (Canada) 144A	Ba3	7.25%	02/15/13	3,000		2,932,500
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75%	03/15/10	4,000		4,060,000
Donohue Forest Products, Inc., Gtd. Notes	Ba3	7.625%	05/15/07	2,000		2,020,000
Georgia-Pacific Corp., Debs.	Ba3	7.375%	12/01/25	1,000		1,081,250
Georgia-Pacific Corp., Debs.(b)	Ba3	7.70%	06/15/15	1,000		1,140,000
Georgia-Pacific Corp., Debs.	Ba3	7.75%	11/15/29	200		224,750
Georgia-Pacific Corp., Debs. (cost $3,725,522; purchased 5/13/04)(g)	Ba3	7.50%	05/15/06	3,650		3,741,250
Georgia-Pacific Corp., Notes	Ba3	8.875%	05/15/31	980		1,212,750
Georgia-Pacific Corp., Sr. Notes(b)	Ba2	9.375%	02/01/13	5,910		6,685,687
Jefferson Smurfit Corp., Gtd. Notes(b)	B2	7.50%	06/01/13	5,000		4,775,000
Jefferson Smurfit Corp., Sr. Notes	B2	8.25%	10/01/12	5,475		5,502,375
Mercer International, Inc., Sr. Notes	Caa1	9.25%	02/15/13	2,300		1,840,000
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75%	11/15/13	2,670		2,503,125
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	3,800		3,809,500
Smurfit-Stone Container Corp., Sr. Notes	B2	8.375%	07/01/12	3,100		3,131,000
Tembec Industries, Inc., Gtd. Notes (Canada)(b)	B3	8.625%	06/30/09	540		440,100
Tembec Industries, Inc., Sr. Notes (Canada)(b)	B3	7.75%	03/15/12	5,265		3,869,775

						65,831,500

Pipelines & Other — 3.0%
ANR Pipeline, Co., Notes(j)	B1	8.875%	03/15/10	50		54,846
El Paso Corp., Sr. Notes(b)	Caa1	7.00%	05/15/11	8,505		8,483,737
El Paso Production Holdings Corp., Sr. Notes(b)	B3	7.75%	06/01/13	6,015		6,421,013
Ferrellgas Partners LP, Sr. Notes(b)	Ba3	6.75%	05/01/14	1,175		1,133,875
Holly Energy Partners, LP, Sr. Notes144A	Ba3	6.25%	03/01/15	2,000		1,950,000
Inergy LP, Sr. Notes 144A(b)	B1	6.875%	12/15/14	3,000		2,917,500
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125%	06/15/14	1,975		2,056,469
Southern Natural Gas Co., Sr. Notes	B1	8.875%	03/15/10	2,900		3,181,091

SEE NOTES TO FINANCIAL STATEMENTS.

B58

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount 000	Value (Note 2)
Pipelines & Other (cont’d.)
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.00%	03/15/27	$3,530	$3,685,317
Tennessee Gas Pipeline Co., Debs.	B1	7.00%	10/15/28	2,125	2,169,251
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.625%	04/01/37	4,615	4,999,263
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10	1,385	1,440,400
Williams Cos., Inc., Notes(b)	B1	7.125%	09/01/11	4,475	4,833,000
Williams Cos., Inc., Notes(b)	B1	8.125%	03/15/12	5,045	5,726,075

					49,051,837

Railroads — 0.2%
Kansas City Southern Railway, Sr. Notes(b)	B2	7.50%	06/15/09	2,750	2,839,375

Retailers — 1.6%
Asbury Automotive Group, Inc., Sr. Sub. Notes 144A(b)	B3	8.00%	03/15/14	1,800	1,737,000
AutoNation, Inc., Gtd. Notes	Ba2	9.00%	08/01/08	375	409,688
Dillard’s, Inc., Notes(b)	B2	7.85%	10/01/12	1,550	1,619,750
JC Penney Co., Inc., Deb. Notes(b)	Ba1	8.00%	03/01/10	2,350	2,585,000
JC Penney Co., Inc., Debs.(b)	Ba1	7.125%	11/15/23	2,775	3,010,875
JC Penney Co., Inc., Notes	Ba1	6.875%	10/15/15	225	241,875
JC Penney Co., Inc., Notes	Ba1	9.00%	08/01/12	525	620,812
Jean Coutu Group (PJC), Inc., Sr. Notes	B2	7.625%	08/01/12	200	206,500
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes(b)	B3	8.50%	08/01/14	4,185	4,132,688
Pantry, Inc., Sr. Sub Notes	B3	7.75%	02/15/14	3,025	3,085,500
Rite Aid Corp., Sr. Sec’d. Notes(b)	B2	8.125%	05/01/10	2,720	2,801,600
Saks, Inc., Gtd. Notes	B2	7.00%	12/01/13	730	730,000
Saks, Inc., Gtd. Notes	B2	7.375%	02/15/19	2,555	2,555,000
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625%	08/15/13	1,810	1,828,100
Toys “R” Us, Inc., Notes(b)	Ba2	7.875%	04/15/13	715	639,925

					26,204,313

Structured Notes — 0.2%
TRAINS HY-2004-1, (cost $2,940,665; purchased 10/1/04-10/20/04) 144A(b)(g)(i)	B1	7.9128%	08/01/15	2,752	2,906,407

Technology — 3.6%
Amkor Technology, Inc., Sr. Notes(b)	B3	7.125%	03/15/11	800	692,000
Ampex Corp., Sec’d. Notes (cost $635,972; purchased 8/16/02-8/15/04)(c)(g)	NR	12.00%	08/15/08	636	158,993
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.25%	11/15/14	2,900	2,878,250
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.50%	05/15/13	5,505	5,697,675
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125%	07/15/14	4,065	4,369,875
Iron Mountain, Inc., Gtd. Notes	Caa1	8.625%	04/01/13	3,875	4,010,625
Nortel Networks Corp., (Canada)	B3	4.25%	09/01/08	2,175	2,028,188
Nortel Networks, Ltd., Notes (Canada)(b)	B3	6.125%	02/15/06	4,120	4,145,750
Sanmina-SCI Corp., Gtd. Notes144A	B1	6.75%	03/01/13	6,000	5,715,000
Sanmina-SCI Corp., Sr. Notes	Ba2	10.375%	01/15/10	5,110	5,672,100
Seagate Technology International, Sr. Notes (Cayman Islands)(f)	Ba2	8.00%	05/15/09	8,700	9,254,625
STATS ChipPAC Ltd., Gtd. Notes	Ba2	6.75%	11/15/11	1,810	1,737,600
Sungard Data Systems, Inc., Bonds	Baa3	4.875%	01/15/14	1,200	960,000
Sungard Data Systems, Inc., Notes	Baa3	3.75%	01/15/09	4,500	4,099,482
UGS Corp., Gtd. Notes	B3	10.00%	06/01/12	2,115	2,347,650
Unisys Corp., Sr. Notes	Ba1	6.875%	03/15/10	500	491,250
Unisys Corp., Sr. Notes	Ba1	8.125%	06/01/06	2,295	2,346,637
Xerox Corp., Sr. Notes	Ba2	6.875%	08/15/11	1,350	1,431,000
Xerox Corp., Sr. Notes	Ba2	9.75%	01/15/09	590	670,388

					58,707,088

Telecommunications — 7.0%
Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00%	07/31/10	2,650	2,971,313
Alamosa Delaware, Inc., Sr. Notes	Caa1	8.50%	01/31/12	3,650	3,827,937
American Cellular Corp., Sr. Notes, Ser. B	Caa1	10.00%	08/01/11	1,250	1,268,750
American Tower Corp., Sr. Notes	B3	9.375%	02/01/09	1,106	1,159,918
AT&T Corp., Sr. Notes	Ba1	9.05%	11/15/11	2,627	3,027,617
AT&T Corp., Sr. Notes(b)	Ba1	9.75%	11/15/31	1,500	1,951,875

SEE NOTES TO FINANCIAL STATEMENTS.

B59

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount 000	Value (Note 2)
Telecommunications (cont’d.)
Bestel SA de CV, Sr. Disc. Notes (Mexico) (cost $757,722; purchased 5/13/98-7/9/98)(c)(g)	NR	1.00%	05/15/49	$900	$153,000
Centennial Communications Corp., Sr. Notes	B3	8.125%	02/01/14	4,350	4,632,750
Cincinnati Bell, Inc.(b)	B3	8.375%	01/15/14	2,860	2,931,500
Citizens Communications Co., Notes	Ba3	9.25%	05/15/11	2,855	3,186,894
Citizens Communications Co., Sr. Notes	Ba3	6.25%	01/15/13	4,400	4,257,000
Dobson Cellular Systems, Inc., Gtd. Notes144A	B2	8.375%	11/01/11	1,175	1,233,750
Dobson Cellular Systems, Inc., Sec’d. Notes144A(i)	B2	7.96%	11/01/11	1,650	1,716,000
Eircom Funding, Sr. Sub. Notes (Ireland)(b)	B1	8.25%	08/15/13	2,105	2,283,925
Hawaiian Telcom Communications, Inc., Sr. Notes144A(i)(b)	B3	8.914%	05/01/13	3,350	3,450,500
Hawaiian Telcom Communications, Inc., Sr. Sub. Notes144A(b)	Caa1	12.50%	05/01/15	5,625	5,990,625
MCI, Inc., Sr. Notes	B2	7.688%	05/01/09	4,041	4,207,691
MCI, Inc., Sr. Notes	B2	8.735%	05/01/14	5,463	6,125,389
Nextel Communications, Inc., Sr. Notes	Ba3	5.95%	03/15/14	1,200	1,246,500
Nextel Communications, Inc., Sr. Notes	Ba3	6.875%	10/31/13	625	667,969
Nextel Partners, Inc., Sr. Notes	Ba3	8.125%	07/01/11	5,875	6,374,375
Qwest Communications International, Inc., Sr. Notes144A	B3	7.50%	02/15/14	6,225	5,890,406
Qwest Corp., Sr. Notes	Ba3	7.625%	06/15/15	2,450	2,502,062
Qwest Services Corp., Sec’d. Notes144A	Caa1	13.50%	12/15/10	22,060	25,479,300
Qwest Services Corp., Sr. Notes 144A	Ba3	7.875%	09/01/11	700	729,750
Rogers Wireless Communications, Inc., Sec’d. Notes (Canada)(b)	Ba3	6.375%	03/01/14	4,000	4,070,000
Rogers Wireless Communications, Inc., Sec’d. Notes (Canada)	Ba3	9.625%	05/01/11	1,300	1,525,875
Rogers Wireless Communications, Inc., Sr. Sub. Notes(b)	B2	8.00%	12/15/12	425	457,937
SBA Communications Corp., Sr. Notes(b)	Caa1	8.50%	12/01/12	2,900	3,124,750
Triton PCS, Inc., Gtd. Notes	Caa1	8.50%	06/01/13	1,570	1,448,325
U.S. Unwired, Inc., Sec’d. Notes(i)	B2	7.66%	06/15/10	1,275	1,310,063
Ubiquitel Operating Co., Sr. Notes	Caa1	9.875%	03/01/11	4,300	4,719,250

					113,922,996

Tobacco — 0.1%
RJ Reynolds Tobacco Holdings, Inc., Notes144A	Ba2	6.50%	07/15/10	2,000	1,995,000

TOTAL CORPORATE BONDS (cost $1,441,478,591)					1,474,285,208

CONVERTIBLE BOND — 0.1%
Tyco International Group SA (Luxembourg)144A (cost $660,000)	Baa3	3.125%	01/15/23	660	912,450

FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Federal Republic of Argentina, (Argentina)(b)(i)	B3	3.00%	04/30/13	5,245	4,213,308
Federal Republic of Argentina, (Argentina)(b)(c)(i)	B3	3.01%	08/03/12	3,580	3,238,110
Federal Republic of Brazil, (Brazil)(b)	B1	8.25%	01/20/34	1,560	1,525,680
Federal Republic of Brazil, (Brazil)	B1	8.75%	02/04/25	2,500	2,575,000
Federal Republic of Brazil, (Brazil)	B1	10.00%	08/07/11	1,920	2,195,520
Federal Republic of Colombia, (Colombia)(b)	Ba2	10.00%	01/23/12	3,352	3,905,080
Federal Republic of Peru, (Peru)(b)	Ba3	8.375%	05/03/16	3,330	3,737,925
Federal Republic of Philippines, (Phillippines)(b)	B1	9.375%	01/18/17	5,015	5,366,050

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $25,379,414)					26,756,673

				Shares
COMMON STOCKS — 0.6%
Adelphia Business Solutions, Inc., (Class “B” Stock) (cost $127,579; purchased 06/29/01) (a)(f)(g)				25,755	424,958
Classic Communications, Inc., (cost $0; purchased 07/21/98)(a)(g)				6,000	60
GenTek, Inc.(a)				6,444	64,118
IMPSAT Fiber Networks, Inc., (Argentina)(a)				29,831	167,054
Kaiser Group Holdings, Inc.(a)				43,654	1,410,024

SEE NOTES TO FINANCIAL STATEMENTS.

B60

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)		Shares	Value (Note 2)
Liberty Global, Inc.(a)		45,844	$2,139,539
Netia SA, (Poland)		302,168	368,988
NTL, Inc.(a)		12,930	884,671
Premium Standard Farms, Inc.		18,917	253,488
Telewest Global, Inc., (United Kingdom)(a)		189,591	4,318,883
Trism, Inc., (cost $0; purchased 03/01/00)(a)(g)		82,628	454
York Research Corp.(a)(f)		4,155	0

TOTAL COMMON STOCKS (cost $12,518,227)			10,032,237

PREFERRED STOCKS — 0.6%
Adelphia Communications Corp., PIK, 13.00% (cost $481,250; purchased 7/2/97-8/8/01)(g)		5,000	2,500
AmeriKing, Inc., PIK, 13.00% (cost $745,569; purchased 9/29/97-8/22/02)(g)		36,672	37
Eagle-Picher Holdings, Inc., 11.75% (cost $969,758; purchased 2/19/98-2/26/98)(g)(k)		170	21,250
Kaiser Group Holdings, Inc., 7.00%		11,961	663,836
McLeodUSA, Inc., 2.50%		18,063	4,155
New Millenium Homes LLC, 10.00% (cost $0; purchased 9/25/00)(g)		3,000	30
Paxon Communications, Inc., PIK, 14.25%		1,072	6,919,151
PTV, Inc., Ser. A, 10.00%		13	37
World Access, Inc., 13.25%, (cost $2,000,000; purchased 02/11/00-9/20/00)(g)		1,435	1
Xerox Corp., 6.25%		16,920	2,025,324

TOTAL PREFERRED STOCKS (cost $20,040,298)			9,636,321

WARRANTS(a) — 0.1%	Expiration Date	Units
Allegiance Telecommunications, Inc., (cost $0; purchased 1/29/98-2/25/98)(g)	02/03/08	3,800	0
GenTek, Inc., (cost $455, purchased 11/10/03)(g)	10/31/10	3,670	10,460
GenTek, Inc., (cost $931, purchased 11/10/03)(g)	10/31/08	7,516	20,669
GT Group Telecommunication, Inc., (Canada) 144A (cost $0, purchased 1/27/00)(g)	02/01/10	3,050	3
HF Holdings, Inc., (cost $1,958,758; purchased 9/27/99-9/29/99)(g)	09/27/09	18,093	18
ICG Communications, Inc., (cost $0; purchased 8/4/95-8/8/95)(g)	10/15/05	20,790	2
McLeodUSA, Inc.	04/16/07	40,027	200
Price Communications Corp., (cost $0; purchased 07/31/97)(g)	08/01/07	6,880	330,006
Star Choice Communications, Inc., (cost $0; purchased 1/28/97)(g)	12/15/05	69,480	541,249
Sterling Chemical Holdings, Inc., (cost $0; purchased 08/16/96)(g)	08/15/08	560	0
Tellus Corp.	09/15/05	42,866	1,035,643
TVN Entertainment(f)	08/12/11	9,347	5,421
Verado Holdings, Inc., Ser. B	04/15/08	1,175	836
Versatel Telecommunications, (cost $0; purchased 05/21/98)(g)	05/15/08	2,000	0
Viasystems Group, Inc., (cost $1,039,826; purchased 01/31/03)(g)	01/31/10	45,109	5
XM Satellite Radio, Inc., 144A(cost $0, purchased 3/10/00-7/11/00)(g)	03/15/08	5,005	50

TOTAL WARRANTS (cost $4,214,977)			1,944,562

TOTAL LONG-TERM INVESTMENTS (cost $1,504,291,507)			1,523,567,451

SHORT-TERM INVESTMENT — 22.9%		Shares
MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (includes $302,189,675 of cash collateral for security lending) (Note 4) (cost $371,232,609) (d)(e)		371,232,609	371,232,609

TOTAL INVESTMENTS — 117.0% (cost $1,875,524,116; Note 6)			1,894,800,060
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.0%)			(274,830,927)

TOTAL NET ASSETS — 100.0%			$1,619,969,133

SEE NOTES TO FINANCIAL STATEMENTS.

B61

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company
LP	Limited Partnership
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $287,309,487; cash collateral of $302,189,675 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.

(c)	Represents issuer in default on interest payments, non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities of loan.

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	Indicates a fair valued security.

(g)	Indicates a security that has been deemed illiquid; the aggregate cost of the illiquid securities is $50,874,426. The aggregate value, $37,189,447 is approximately 2.3% of net assets.

(h)	Standard & Poor’s rating.

(i)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.

(j)	Amount is actual; not rounded to thousands.

(k)	Interest rate reflected represents the rate that would be in effect from the date the bond steps up from zero to an interest paying bond.

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 18.7% of collateral received for securities on loan)	22.9%
Health Care & Pharmaceutical	8.7%
Electric	8.3%
Chemicals	7.6%
Telecommunications	7.0%
Media & Entertainment	6.5%
Gaming	5.9%
Capital Goods	4.6%
Metals	4.1%
Paper	4.1%
Lodging	4.0%
Technology	3.6%
Automotive	3.4%
Energy – Other	3.3%
Cable	3.2%
Pipelines & Other	3.0%
Packaging	2.9%
Aerospace/Defense	2.1%
Building Materials & Construction	2.1%
Foreign Government Obligations	1.7%
Retailers	1.6%
Foods	1.5%
Consumer	1.4%
Common Stock	0.6%
Preferred Stock	0.6%
Airlines	0.5%
Banking	0.4%
Foreign Agencies	0.4%
Non Captive Finance	0.3%
Railroads	0.2%
Structured Notes	0.2%
Tobacco	0.1%
Warrants	0.1%
Convertible Bonds	0.1%

117.0%
Liabilities in excess of other assets	(17.0)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B62

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%		Value (Note 2)
COMMON STOCKS	Shares
Beverages — 1.4%
PepsiCo, Inc.	528,600	$28,507,398

Biotechnology — 6.7%
Amgen, Inc.(a)(b)	667,300	40,344,958
Genentech, Inc.(a)(b)	905,400	72,685,512
Gilead Sciences, Inc.(a)	656,600	28,883,834

		141,914,304

Capital Markets — 4.0%
Charles Schwab Corp. (The)(b)	2,760,100	31,133,928
Goldman Sachs Group, Inc. (The)(b)	223,100	22,760,662
Merrill Lynch & Co., Inc.	554,300	30,492,043

		84,386,633

Communications Equipment — 4.6%
Cisco Systems, Inc.(a)	1,713,800	32,750,718
QUALCOMM, Inc.	1,150,000	37,961,500
Research In Motion Ltd.(a)(b)	361,600	26,668,000

		97,380,218

Computers & Peripherals — 3.6%
Apple Computer, Inc.(a)	896,500	33,000,165
Dell, Inc.(a)	1,075,700	42,500,907

		75,501,072

Consumer Finance — 3.0%
American Express Co.	1,167,000	62,119,410

Diversified Financial Services — 1.5%
J.P. Morgan Chase & Co.	884,700	31,247,604

Diversified Telecommunication Services — 0.4%
NeuStar, Inc. (Class “A” Stock)(a)	355,500	9,100,800

Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc.(a)(b)	738,800	17,007,176

Energy Equipment & Services — 3.0%
Schlumberger Ltd.	831,000	63,106,140

Food Products — 1.3%
Cadbury Schweppes PLC (United Kingdom)	2,869,900	27,311,297

Food & Staples Retailing — 2.3%
Whole Foods Market, Inc.(b)	400,800	47,414,640

Health Care Equipment & Supplies — 3.0%
Alcon, Inc.(b)	311,100	34,018,785
St. Jude Medical, Inc.(a)	673,900	29,388,779

		63,407,564

Health Care Providers & Services — 6.9%
Caremark Rx, Inc.(a)	741,300	33,002,676
CIGNA Corp.	270,900	28,994,427
UnitedHealth Group, Inc.	855,400	44,600,556
WellPoint, Inc.(a)	563,400	39,235,176

		145,832,835

Hotels Restaurants & Leisure — 1.4%
Starbucks Corp.(a)(b)	586,000	30,272,760

Household Products — 1.5%
Procter & Gamble Co. (The)(b)	581,800	30,689,950

Industrial Conglomerates — 3.3%
General Electric Co.	2,025,700	70,190,505

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Internet & Catalog Retail — 1.7%
eBay, Inc.(a)(b)	1,109,300	$36,617,993

Internet Software & Services — 6.9%
Google, Inc. (Class “A” Stock)(a)(b)	277,800	81,714,870
Yahoo!, Inc.(a)(b)	1,831,700	63,468,405

		145,183,275

Multiline Retail — 4.1%
Federated Department Stores, Inc.(b)	445,700	32,660,896
Target Corp.	1,005,900	54,731,019

		87,391,915

Oil, Gas & Consumable Fuels — 1.2%
Suncor Energy, Inc.	554,800	26,253,136

Personal Products — 2.0%
Estee Lauder Companies, Inc. (The) (Class “A” Stock)	544,700	21,314,111
Gillette Co. (The)	413,700	20,945,631

		42,259,742

Pharmaceuticals — 8.8%
Eli Lilly & Co.	634,500	35,347,995
Novartis AG, ADR (Switzerland)	836,600	39,688,304
Pfizer, Inc.	1,260,700	34,770,106
Roche Holdings Group, ADR (Switzerland)(b)	846,500	53,587,683
Sanofi-Aventis (France)	263,500	21,580,039

		184,974,127

Semiconductors & Semiconductor Equipment — 8.2%
Applied Materials, Inc.(b)	1,623,800	26,273,084
Intel Corp.	2,070,200	53,949,412
Marvell Technology Group Ltd.(a)(b)	851,000	32,372,040
Maxim Integrated Products, Inc.	807,100	30,839,291
Texas Instruments, Inc.	1,078,600	30,276,302

		173,710,129

Software — 8.3%
Adobe Systems, Inc.	1,374,300	39,332,466
Electronic Arts, Inc.(a)	753,700	42,666,957
Mercury Interactive Corp.(a)(b)	544,400	20,883,184
Microsoft Corp.	1,184,300	29,418,012
NAVTEQ(a)	453,500	16,861,130
SAP AG, ADR (Germany)	604,400	26,170,520

		175,332,269

Specialty Retail — 5.0%
Chico’s FAS, Inc.(a)(b)	1,462,100	50,120,788
Lowe’s Companies, Inc. (The)(b)	448,700	26,123,314
PETsMART, Inc.	344,700	10,461,645
Williams-Sonoma, Inc.(a)	463,300	18,332,781

		105,038,528

Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc.(a)	844,800	28,359,936
NIKE, Inc. (Class “B” Stock)	303,500	26,283,100

		54,643,036

SEE NOTES TO FINANCIAL STATEMENTS.

B63

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 1.7%
Nextel Communications, Inc. (Class “A” Stock)(a)	1,095,900	$35,408,529

TOTAL LONG-TERM INVESTMENTS (cost $1,761,689,358)		2,092,202,985

SHORT-TERM INVESTMENTS — 16.6%
Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $349,610,132; Note 4)(c)(d)	349,610,132	349,610,132

TOTAL INVESTMENTS(e) — 115.8% (cost $2,111,299,490; Note 6)		2,441,813,117
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.8)%		(332,325,629)

NET ASSETS — 100.0%		$2,109,487,488

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $313,355,299; cash collateral of $325,086,695 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	As of June 30, 2005, 2 securities representing $48,891,336 and 2.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 15.4% of collateral received for securities on loan)	16.6%
Pharmaceuticals	8.8%
Software	8.3%
Semiconductors & Semiconductor Equipment	8.2%
Health Care Providers & Services	6.9%
Internet Software & Services	6.9%
Biotechnology	6.7%
Specialty Retail	5.0%
Communications Equipment	4.6%
Multiline Retail	4.1%
Capital Markets	4.0%
Computers & Peripherals	3.6%
Industrial Conglomerates	3.3%
Consumer Finance	3.0%
Energy Equipment & Services	3.0%
Health Care Equipment & Supplies	3.0%
Textiles, Apparel & Luxury Goods	2.6%
Food & Staples Retailing	2.3%
Personal Products	2.0%
Internet & Catalog Retail	1.7%
Wireless Telecommunication Services	1.7%
Diversified Financial Services	1.5%
Household Products	1.5%
Beverages	1.4%
Hotels Restaurants & Leisure	1.4%
Food Products	1.3%
Oil, Gas & Consumable Fuels	1.2%
Electronic Equipment & Instruments	0.8%
Diversified Telecommunication Services	0.4%

115.8%
Liabilities in excess of other assets	(15.8)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B64

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Asset Backed Securities — 0.4%
Ford Credit Auto Owner Trust Ser. 2005-B, Class A-1	3.15%	12/15/05	$3,926	$3,925,980

Certificates of Deposit — 25.6%
Bank of New York(a)	3.255%	07/29/05	25,000	24,997,486
Barclays Bank PLC	3.11%	07/11/05	6,810	6,824,696
Barclays Bank PLC	3.175%	08/09/05	22,000	21,999,875
BNP Paribas	3.18%	08/09/05	25,000	25,000,000
Citibank N.A., New York	3.44%	09/29/05	10,000	10,000,000
Depfa Bank PLC	3.15%	07/25/05	12,000	12,000,000
Deutsche Bank AG	3.13%	07/27/05	10,000	10,000,000
Dexia Bank, New York	3.305%	08/09/05	40,000	40,000,216
Natexis Banque Populaires	3.145%	08/04/05	20,000	19,999,906
Societe Generale North America, Inc.	2.84%	07/18/05	10,000	9,999,703
Suntrust Banks, Inc.(a)	3.20%	08/12/05	18,000	17,998,720
Toronto Dominion Bank NY	3.03%	12/30/05	10,000	10,000,000
Toronto Dominion Bank NY	3.795%	07/03/06	25,000	25,000,000

				233,820,602

Commercial Paper — 43.8%
Amsterdam Funding Corp. 144A(d)	3.21%	07/15/05	10,000	9,987,556
BankAmerica Corp.	3.17%	08/09/05	10,000	9,965,875
Barton Capital Corp. 144A(d)	3.30%	07/14/05	9,500	9,488,679
Cafco LLC 144A(d)	3.44%	09/20/05	10,000	9,923,275
CBA (Delaware) Finance, Inc.	3.31%	07/25/05	7,900	7,882,620
Citigroup Global Markets Holdings, Inc.	3.15%	08/03/05	4,000	3,988,523
Danske Corp.	3.30%	07/18/05	1,200	1,198,136
Depfa Bank PLC 144A(d)	3.19%	08/11/05	12,000	11,956,813
Dexia Delaware LLC 144A(d)	3.31%	08/09/05	2,570	2,560,812
Edison Asset Securitization LLC 144A(d)	2.94%	08/10/05	8,000	7,974,267
Falcon Asset Securitization Corp. 144A(d)	3.23%	08/10/05	26,269	26,175,307
Greenwich Capital Holdings, Inc.(a)	3.176%	07/14/05	44,000	44,000,000
HSBC Finance Corp.	3.23%	08/04/05	10,000	9,969,589
Long Lane Master Trust IV 144A(d)	3.25%	07/07/05	10,769	10,763,346
Long Lane Master Trust IV 144A(d)	3.25%	07/18/05	8,900	8,886,383
Market Street Funding Corp. 144A(d)	3.26%	07/19/05	12,109	12,089,323
Nordea North America, Inc.	3.25%	08/03/05	13,900	13,858,717
Nordeutsche Landesbank 144A(d)	3.24%	08/17/05	45,000	44,810,825
Park Granada LLC 144A(d)	3.42%	08/29/05	19,000	18,894,128
PNC Bank National Association	3.30%	07/27/05	14,000	13,966,734
Sheffield Receivables Corp. 144A(d)	3.25%	07/21/05	12,000	11,978,400
Skandinaviska Enskilda Banken 144A(a)(d)	3.25%	07/18/05	36,000	36,000,000
Spintab Swedmortgage AB	3.31%	07/22/05	4,000	3,992,300
Spintab Swedmortgage AB	3.31%	08/11/05	5,100	5,080,833
Spintab Swedmortgage AB	3.04%	08/18/05	10,000	9,960,000
Swiss Re Financial Products Corp. 144A(d)	2.98%	08/08/05	10,000	9,968,967
Tulip Funding Corp. 144A(d)	3.32%	07/29/05	24,000	23,938,213
Windmill Funding Corp. 144A(d)	3.31%	08/03/05	20,000	19,939,500
Windmill Funding Corp. 144A(d)	3.31%	08/09/05	1,200	1,195,710

				400,394,831

Other Corporate Obligations — 25.6%
American Express Credit Corp. M.T.N.(a)	3.23%	07/05/05	27,000	27,011,565
Citigroup Global Market M.T.N.(a)	3.61%	09/13/05	21,900	21,924,079
GE Capital Assurances Co. (cost $11,000,000; purchased 7/21/2004)(a)(b)	3.36%	07/22/05	11,000	11,000,000
General Electric Capital Corp.(a)	3.284%	07/11/05	11,750	11,750,000
General Electric Capital Corp. M.T.N.(a)	3.34%	07/18/05	21,000	21,000,000
Household Finance Corp. M.T.N.(a)	3.37%	08/18/05	2,000	2,000,284
Irish Life and Permanent PLC, M.T.N. 144A(a)(d)	3.27%	07/21/05	25,000	24,998,949
Merrill Lynch & Co., Inc. M.T.N.(a)	3.41%	07/11/05	34,000	34,008,530

SEE NOTES TO FINANCIAL STATEMENTS.

B65

MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Other Corporate Obligations (cont’d.)
Metropolitan Life Insurance (cost $10,000,000; purchased 9/30/2004)(a)(b)	3.191%	07/01/05	$10,000	$10,000,000
Metropolitan Life Insurance (cost $9,000,000; purchased 2/9/2005)(a)(b)	3.28%	08/01/05	9,000	9,000,000
Morgan Stanley, Inc. M.T.N.(a)	3.13%	07/05/05	31,000	31,000,000
Pacific Life Insurance (cost $7,000,000; purchased 3/11/2005)(a)(b)	3.534%	09/16/05	7,000	7,000,000
Royal Bank of Canada M.T.N.(a)	3.20%	07/11/05	5,000	5,000,000
Travellers Insurance Co. (cost $6,000,000; purchased 7/7/2004)(a)(b)	3.254%	07/08/05	6,000	6,000,000
Westpac Banking Corp. M.T.N.(a)	3.40%	09/12/05	13,000	12,999,898

				234,693,305

Repurchase Agreements — 4.4%
Goldman Sachs & Co., Inc.(c)	3.43%	07/01/05	40,024	40,024,000

TOTAL INVESTMENTS — 99.8% (amortized cost $912,858,718; (e))				912,858,718

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%				1,499,336

TOTAL NET ASSETS — 100.0%				$914,358,054

MTN	Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.

(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $43,000,000, and represents 4.7% of net assets.

(c)	Goldman Sachs & Co., Inc. Repurchase Agreement, repurchase price $40,027,813 due 7/1/05. The value of the collateral including accrued interest was $40,824,481. Collateralized by United States Treasury or federal agency obligations.

(d)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(e)	Federal income tax basis is the same as for financial reporting purposes.

The Industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows

Commercial Banks	51.8%
Asset Backed Securities	20.0%
Security Broker & Dealers	12.9%
Life Insurance	8.1%
Short Term Business Credit	3.6%
Mortgage Bankers	3.2%
Personal Credit Institutions	0.2%

99.8%
Other assets in excess of liabilities	0.2%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B66

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%		Value (Note 2)
COMMON STOCKS — 95.2%	Shares
Construction Materials — 0.5%
Anhui Conch Cement Co., Ltd. (Class “H” Stock) (Hong Kong)	4,200,000	$3,904,986

Electrical Equipment — 0.1%
Evergreen Solar, Inc.(a)(b)	134,600	865,478

Energy Equipment & Services — 36.2%
B.J. Services Co.	547,200	28,717,056
CARBO Ceramics, Inc.	98,200	7,753,872
Cooper Cameron Corp.(a)(b)	182,600	11,330,330
ENSCO International, Inc.	294,900	10,542,675
GlobalSantaFe Corp.	775,700	31,648,560
Halliburton Co.	311,100	14,876,802
Hydril Co.(a)	114,000	6,195,900
National-Oilwell, Inc.(a)	660,800	31,414,432
OPTI Canada, Inc. (Canada)(a)	1,543,574	33,701,114
OPTI Canada, Inc., 144A (Canada)(a)(g)	88,900	1,940,969
Patterson-UTI Energy, Inc.	395,100	10,995,633
Pioneer Drilling Co.(a)	338,300	5,162,458
Smith International, Inc.(b)	451,500	28,760,550
Technip SA, ADR (France)(b)	312,200	14,548,520
Transocean, Inc.(a)	171,900	9,277,443
Weatherford International, Ltd.(a)	377,800	21,904,844

		268,771,158

Household Durables — 0.4%
Blout International, Inc.(a)	171,000	2,853,990

Machinery — 0.2%
Railpower Technologies Corp. (Canada)(a)	122,200	538,590
Railpower Technologies Corp., 144A(Canada)(a)(g)	232,300	1,023,849

		1,562,439

Metals & Mining — 22.2%
Aflease Gold and Uranium Resources, Ltd., ADR (South Africa)(a)(b)	1,133,100	7,903,373
Alumina, Ltd. (Australia)	1,989,400	8,399,315
Aluminum Corp. of China, Ltd., ADR (China)(b)	70,300	3,864,391
AXMIN, Inc. (Canada)(a)	1,346,700	524,853
Canico Resource Corp. (Canada)(a)	357,289	3,974,738
Companhia Vale do Rio Doce, ADR (Brazil)(b)	616,700	18,056,976
Crystallex International Corp.(a)(b)	2,111,000	7,599,600
First Quantum Minerals, Ltd. (Canada)	401,500	7,081,632
FNX Mining Co., Inc. (Canada)(a)	390,200	3,614,732
FNX Mining Co., Inc., 144A (Canada)(a)(g)	56,300	521,551
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	314,400	11,771,136
Gabriel Resources, Ltd. (Canada)(a)	749,800	966,931
Gold Fields, Ltd., ADR (South Africa)(b)	669,500	7,598,825
Gold Reserve, Inc. (Canada)(a)	121,200	392,723
Harmony Gold Mining Co., Ltd., ADR (South Africa)(b)	1,056,100	9,040,216

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Metals & Mining (cont’d.)
Impala Platinum Holdings, Ltd., ADR (South Africa)	417,200	$9,330,303
Meridian Gold, Inc.(a)	274,000	4,932,000
Nevsun Resources, Ltd. (Canada)(a)	453,300	880,553
Newcrest Mining, Ltd. (Australia)	572,100	7,527,218
Newmont Mining Corp.(b)	234,300	9,144,729
Northern Dynasty Minerals, Ltd.(a)	336,800	1,326,992
Orezone Resources, Inc. (Canada)(a)	988,500	1,290,891
Pan American Silver Corp. (Canada)(a) .	97,572	1,433,477
Peru Copper, Inc. (Canada)(a)	656,200	696,262
Phelps Dodge Corp.(b)	224,600	20,775,500
Placer Dome, Inc.	430,400	6,619,552
Platinum Group Metals, Ltd. (Canada)(a)	328,000	240,940
Southern Peru Copper Corp.(b)	94,200	4,035,528
SouthernEra Diamonds, Inc. (Class “A” Stock) (Canada)(a)	486,700	158,897
Western Silver Corp.(a)	576,700	5,017,290

		164,721,124

Oil, Gas & Consumable Fuels — 35.6%
BPI Industries, Inc. (Canada) (cost$1,368,745; purchased12/31/04)(a)(f)	1,200,000	1,972,576
Cheniere Energy, Inc.(a)(b)	182,000	5,660,200
Compton Petroleum Corp. (Canada)(a)	780,700	7,104,803
Duvernay Oil Corp. (Canada)(a)	181,800	4,838,800
Endeavour International Corp.(a)(b)	636,800	2,311,584
Eni SpA, ADR (Italy)(b)	71,100	9,115,020
EOG Resources, Inc.(b)	277,100	15,739,280
Gasco Energy, Inc.(a)(b)	944,100	3,493,170
Goodrich Petroleum Corp.(a)	197,900	4,072,782
Houston Exploration Co.(a)	128,900	6,838,145
McMoRan Exploration Co.(a)(b)	258,800	5,049,188
Nelson Resources, Ltd. (Canada)(a)	1,205,500	1,938,324
OMI Corp.(b)	407,600	7,748,476
Petroleo Brasileiro SA, ADR (Brazil)	210,600	10,978,578
Quicksilver Resources, Inc.(a)(b)	277,000	17,708,610
Range Resources Corp.	424,400	11,416,360
Sasol Ltd. ADR (South Africa)(b)	592,900	15,996,442
Southwestern Energy Co.(a)(b)	647,800	30,433,644
Suncor Energy, Inc.	660,000	31,231,200
Teekay Shipping Corp.(b)	294,800	12,941,720
Trident Resources Corp. (Canada) (cost $4,402,178; purchased 12/04/03)(a)(f)	412,657	16,840,393
UTS Energy Corp. (Canada)(a)(b)	2,307,900	4,841,090
Warren Resources, Inc.(a)	844,000	8,819,800
Western Gas Resources, Inc.	383,000	13,366,700
Western Oil Sands, Inc. (Canada)(a)	699,600	13,584,300

		264,041,185

TOTAL COMMON STOCKS (cost $ 457,095,937)		706,720,360

SEE NOTES TO FINANCIAL STATEMENTS.

B67

NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%		Value (Note 2)
WARRANTS(a) — 0.1%	Units
Metals & Mining — 0.1%
Pan American Silver Corp., (Canada), expiring 2/20/08	49,786	$299,683
Peru Copper, Inc. (Canada), expiring 3/18/06	328,100	21,424

		321,107

Oil, Gas & Consumable Fuels — 0.0%
BPI Industries, Inc. (Canada), expiring 12/31/06 (cost $131,255; purchased 12/31/04)(f)	600,000	240,747

TOTAL WARRANTS (cost $296,506)		561,854

	Shares
LINKED NOTE — 0.9%
USD Palladium Linked Bank Note 7/31/07 (cost $7,000,000; purchased 6/30/03)(a)(f) (cost $7,000,000)	38,067	6,685,499

PREFERRED STOCK — 1.0%
Oil, Gas & Consumable Fuels Surgutneftegaz, ADR (Russia) (cost $4,915,492)	123,700	7,081,825

TOTAL LONG-TERM INVESTMENTS (cost $469,307,935)		721,049,538

SHORT-TERM INVESTMENTS — 26.8%	Shares	Value (Note 2)
Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $198,835,625)(c)(d); Note 4	198,835,625	$198,835,625

TOTAL INVESTMENTS(e) — 124.0% (cost $668,143,560; Note 6)		919,885,163
LIABILITIES IN EXCESS OF OTHER ASSETS — (24.0)%		(177,745,466)

NET ASSETS — 100.0%		$742,139,697

The industry classification of portfolio holdings and other liabilities in excess of assets shown as percentage of net assets as of June 30, 2005 was as follows:

Oil, Gas & Comsumable Fuels	36.6%
Energy Equipment & Services	36.2%
Money Market Mutual Fund (including 24.7% of collateral received for securities on loan)	26.8%
Metals & Mining	22.3%
Linked Note	0.9%
Construction Materials	0.5%
Household Durables8	0.4%
Machinery	0.2%
Electrical Equipment	0.1%

124.0%
Other assets in excess of liabilities	(24.0)%

100.0%

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $171,531,485; cash collateral of $178,187,183 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	As of June 30, 2005, 7 securities representing $47,151,680 and 5.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(f)	Indicates a restricted security and deemed illiquid, See Note 1. The aggregate cost of such securities is $12,902,178. The aggregate value of $25,739,215 at June 30, 2005 is approximately 3.47% of the net assets.

(g)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.

Forward Foreign currency exchange contracts outstanding at June 30, 2005:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Depreciation
Sold:
Canadian Dollar expiring 7/5/05	$4,495	$4,529	$(34)

SEE NOTES TO FINANCIAL STATEMENTS.

B68

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
COMMON STOCKS	Shares

Advertising — 0.2%
ADVO, Inc.(a)	42,504	$1,353,752

Aerospace — 1.6%
AAR Corp.	44,053	692,073
Curtiss-Wright Corp.	29,371	1,584,565
DRS Technologies, Inc.	37,714	1,933,974
GenCorp, Inc.(a)	69,461	1,337,819
Kaman Corp. (Class “A” Stock)	30,928	557,941
Moog, Inc. (Class “A” Stock)	49,850	1,569,777
Trimble Navigation, Ltd.(a)	71,653	2,792,317
Triumph Group, Inc.(a)	21,583	750,225

		11,218,691

Agricultural Products & Services — 0.2%
Delta & Pine Land Co.	48,951	1,226,712

Airlines — 0.3%
Frontier Airlines, Inc.	48,884	504,972
Mesa Air Group, Inc.(b)	40,772	273,580
SkyWest, Inc.	78,355	1,424,494

		2,203,046

Apparel — 1.1%
Fossil, Inc.(b)	76,399	1,734,257
Genesco, Inc.(a)	30,757	1,140,777
Phillips-Van Heusen Corp.(a)	43,202	1,412,273
Russell Corp.	44,673	913,563
The Finish Line, Inc. (Class “A” Stock)	63,100	1,193,852
Wolverine World Wide, Inc.(a)	78,567	1,886,394

		8,281,116

Appliances & Home Furnishings
Applica, Inc.(a)	30,460	98,386
Fedders Corp.	36,780	80,916

		179,302

Autos – Cars & Trucks — 0.7%
Midas, Inc.(a)	20,457	470,511
Myers Industries, Inc.	44,694	558,675
Sonic Automative, Inc.	48,700	1,035,362
Standard Motor Products, Inc.	20,392	269,174
Superior Industries International, Inc.(b)	33,273	788,570
TBC Corp.(a)	30,507	827,655
Wabash National Corp.(a)	42,273	1,024,275

		4,974,222

Banks & Savings & Loans — 6.5%
Amegy Bancorporation, Inc.(a)(b)	95,323	2,133,329
Anchor BanCorp Wisconsin, Inc.	28,457	861,109
BankAtlantic Bancorp, Inc. (Class “A” Stock)	72,329	1,370,635
BankUnited Financial Corp. (Class “A” Stock)	38,238	1,033,955
Boston Private Financial Holdings, Inc.	38,014	957,953
Brookline Bancorp, Inc.(a)	83,733	1,361,499
Central Pacific Financial Corp.	41,200	1,466,720
Chittenden Corp.(b)	63,016	1,714,035

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Banks & Savings & Loans (cont’d.)
Commercial Federal Corp.	51,968	$1,750,282
Community Bank System, Inc.	41,228	1,005,551
Dime Community Bancshares(a)	45,413	690,278
Downey Financial Corp.(b)	32,195	2,356,674
East West Bancorp, Inc.(a)	71,582	2,404,439
First Bancorp/Puerto Rico(a)(b)	52,157	2,094,104
First Midwest Bancorp, Inc.(a)	62,082	2,183,424
First Republic Bank	32,871	1,161,332
FirstFed Financial Corp.(a)	22,443	1,337,827
Flagstar Bancorp, Inc.	63,995	1,211,425
Gold Banc Corp., Inc.(a)	53,159	773,463
Nara Bancorp, Inc.	31,600	463,888
PrivateBancorp, Inc.	25,566	904,525
Provident Bankshares Corp.(a)	44,800	1,429,568
Republic Bancorp, Inc.	95,117	1,424,853
Sterling Bancshares, Inc.(a)	61,414	955,602
Sterling Financial Corp.	31,294	1,170,396
Susquehanna Bancshares, Inc.	63,337	1,557,457
TrustCo Bank Corp.	102,138	1,333,922
UCBH Holdings, Inc.(a)	124,292	2,018,502
Umpqua Holdings Corp.	60,375	1,421,227
United Bankshares, Inc.	52,837	1,881,526
Whitney Holding Corp.	85,417	2,787,157
Wintrust Financial Corp.(b)	31,875	1,668,656

		46,885,313

Chemicals — 1.5%
A. Schulman, Inc.	41,655	745,208
Arch Chemicals, Inc.	32,121	801,740
Cambrex Corp.	35,850	682,943
Georgia Gulf Corp.	46,379	1,440,068
H.B. Fuller Co.	39,105	1,331,916
MacDermid, Inc.	37,437	1,166,537
OM Group, Inc.(a)	38,674	954,861
Omnova Solutions, Inc.(a)	55,415	258,234
Penford Corp.	11,925	190,800
PolyOne Corp.(a)	124,718	825,633
Quaker Chemical Corp.	13,150	229,468
TETRA Technologies, Inc.(a)	30,742	979,133
WD-40 Co.	22,683	633,536
Wellman, Inc.(a)	43,997	448,329

		10,688,406

Collectibles & Gifts — 0.3%
Action Performance Cos., Inc.	25,231	222,538
Department 56, Inc.(a)	18,632	190,978
Enesco Group, Inc.(a)	19,864	59,393
Lennox International, Inc.	76,499	1,619,484

		2,092,393

Commercial Services — 3.5%
ABM Industries, Inc.(b)	60,837	1,186,322
Arbitron, Inc.	42,731	1,833,160
Bowne & Co., Inc.(a)	46,418	671,204
Central Parking Corp.	42,776	588,170
Chemed Corp.	34,373	1,405,168
Coinstar, Inc.(a)(b)	34,522	783,304
Consolidated Graphics, Inc.(a)	17,444	711,192
CPI Corp.	10,636	191,980

SEE NOTES TO FINANCIAL STATEMENTS.

B69

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Commercial Services (cont’d.)
Dendrite International, Inc.	57,779	$797,350
eFunds Corp.(a)	61,463	1,105,719
Global Payments, Inc.(a)	48,739	3,304,504
Hooper Holmes, Inc.	88,562	367,532
iPayment Holdings, Inc.(a)	14,200	518,584
John H. Harland Co.(b)	37,335	1,418,730
Labor Ready, Inc.	71,171	1,658,996
MAXIMUS, Inc.	27,221	960,629
MIVA, Inc.(a)	38,265	177,550
Mobile Mini, Inc.(a)	20,129	694,048
NCO Group, Inc.	43,541	941,792
Nelson Thomas, Inc.	17,765	386,566
On Assignment, Inc.(a)	34,313	170,879
PAREXEL International Corp.(a)	35,427	703,226
Pre-Paid Legal Services, Inc.(b)	18,369	820,176
Rewards Network, Inc.(a)	29,029	156,757
SOURCECORP, Inc.(a)	21,281	421,789
Sovran Self Storage, Inc.	22,008	1,000,484
Startek, Inc.	17,443	286,414
Vertrue, Inc.(a)(b)	13,369	520,856
Viad Corp.	30,283	858,220
Volt Information Sciences, Inc.(a)	16,056	381,009

		25,022,310

Computer Services — 3.8%
Actel Corp.(a)	34,132	474,435
Adaptec, Inc.(a)	152,726	592,577
Agilysys, Inc.	38,976	611,923
Avid Technology, Inc.(a)(b)	47,757	2,544,493
Black Box Corp.(b)	23,495	831,723
Brooktrout, Inc.(a)	17,200	191,952
CACI International, Inc. (Class “A” Stock)(b)	40,691	2,570,044
Carreker Corp.(a)	30,996	169,858
Cerner Corp.(a)(b)	45,097	3,065,243
Ciber, Inc.(a)	79,886	637,490
FactSet Research Systems, Inc.(a)	52,872	1,894,932
FileNet Corp.(a)(b)	55,568	1,396,979
Hutchinson Technology, Inc.(a)(b)	34,285	1,320,315
Insight Enterprises, Inc.	65,681	1,325,443
Manhattan Associates, Inc.(a)	39,777	764,116
Mercury Computer Systems, Inc.(a)(b)	28,418	777,801
MTS Systems Corp.	26,887	902,865
NYFIX, Inc.(a)(b)	41,709	246,500
Phoenix Technology, Ltd.(a)	33,671	261,960
Pinnacle Systems, Inc.(a)	96,370	530,035
Progress Software Corp.	50,573	1,524,776
Radiant Systems, Inc.(a)	32,709	372,883
RadiSys Corp.(a)	27,051	436,874
Standard Microsystems Corp.(a)	25,331	592,239
Synaptics, Inc.(a)	34,969	746,938
TALX Corp.	28,443	822,287
Teledyne Technologies, Inc.(a)	45,272	1,474,962

		27,081,643

Construction — 3.7%
Coachmen Industries, Inc.	20,351	254,998
ElkCorp	26,003	742,386

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Construction (cont’d.)
Florida Rock Industries, Inc.	51,003	$3,741,070
Insituform Technologies, Inc. (Class “A” Stock)(a)	36,370	583,011
M.D.C. Holdings, Inc.(a)	51,642	4,247,554
Meritage Corp.(a)	33,119	2,632,960
NVR, Inc.(a)(b)	7,348	5,951,880
Shaw Group, Inc.	105,390	2,266,939
Simpson Manufacturing Co., Inc.	57,331	1,751,462
Standard Pacific Corp.(a)	46,061	4,051,065
Thomas Industries, Inc.	20,157	805,474

		27,028,799

Consumer Cyclical — 0.4%
JAKKS Pacific, Inc.(a)(b)	36,203	695,460
Spectrum Brands, Inc.(a)	59,284	1,956,372

		2,651,832

Containers — 0.3%
AptarGroup, Inc.	48,279	2,452,573

Cosmetics & Soaps
Nature’s Sunshine Products, Inc.	18,147	316,484

Distribution/Wholesalers — 0.9%
Bell Microproducts, Inc. (Class “B” Stock)(a)	39,284	369,270
Castle (A.M.) & Co.(a)	17,568	271,601
Peet’s Coffee & Tea, Inc.(a)	16,500	545,160
ScanSource, Inc.(a)	17,185	737,924
SCP Pool Corp.	71,359	2,503,987
United Stationers, Inc.(a)	45,146	2,216,669

		6,644,611

Diversified Manufacturing Operations — 1.6%
Acuity Brands, Inc.(b)	59,936	1,539,756
Barnes Group, Inc.	28,974	959,039
Ceradyne, Inc.(a)	33,222	799,653
CLARCOR, Inc.	69,944	2,045,862
CUNO, Inc.(a)	23,507	1,679,340
Griffon Corp.(a)(b)	36,374	807,503
Lydall, Inc.(a)	21,923	188,976
MascoTech, Inc.(a)	64,600	0
Mueller Industries, Inc.(a)	49,699	1,346,843
Smith (A.O.) Corp.	33,483	894,331
Standex International Corp.	15,785	448,452
Valmont Industries, Inc.	27,757	716,131

		11,425,886

Drugs & Medical Supplies — 5.8%
American Medical Systems Holdings, Inc.	84,408	1,743,025
ArthroCare Corp.(a)(b)	32,956	1,151,483
Coherent, Inc.(a)	41,855	1,507,198
CONMED Corp.(a)	39,915	1,228,185
CryoLife, Inc.(a)(b)	30,522	236,851
Cyberonics, Inc.(a)	30,579	1,326,823
Diagnostic Products Corp.	35,878	1,698,106
Enzo Biochem, Inc.(a)	40,613	728,191
Haemonetics Corp.(a)	35,695	1,450,645
Hologic, Inc.(a)	29,644	1,178,349

SEE NOTES TO FINANCIAL STATEMENTS.

B70

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Drugs & Medical Supplies (cont’d.)
ICU Medical, Inc.(a)(b)	18,828	$605,697
IDEXX Laboratories, Inc.	44,254	2,758,352
Integra LifeSciences Holdings(a)	33,933	990,844
Invacare Corp.	42,934	1,904,552
Medicis Pharmaceutical Corp. (Class “A” Stock)(b)	73,675	2,337,708
NBTY, Inc.(a)	82,995	2,152,890
Noven Pharmaceuticals, Inc.(a)	31,938	558,276
Osteotech, Inc.(a)	23,265	85,615
Owens & Minor, Inc.	53,915	1,744,150
PolyMedica Corp.	38,039	1,356,471
Possis Medical, Inc.(a)	23,456	237,609
Priority Healthcare Corp.	49,395	1,252,657
Regeneron Pharmaceuticals, Inc.(a)(b)	65,555	550,006
ResMed, Inc.(a)	47,461	3,131,951
Respironics, Inc.(a)	97,282	3,512,853
Savient Pharmaceuticals, Inc.	82,526	363,940
SFBC International, Inc.(a)	23,348	901,933
SurModics, Inc.(a)(b)	22,594	979,902
Sybron Dental Specialties, Inc.	54,431	2,047,694
Viasys Healthcare, Inc.(a)	40,213	908,412
Vital Signs, Inc.	12,526	542,626
Wilson Greatbatch Technologies, Inc.(a)	29,309	700,485

		41,873,479

Electrical Equipment — 1.0%
ALLETE, Inc.(a)	40,504	2,021,150
Anixter International, Inc.(a)	47,198	1,754,350
Baldor Electric Co.	41,407	1,007,018
C&D Technologies, Inc.	34,418	316,301
Kulicke & Soffa Industries, Inc.(b)	70,238	555,583
MagneTek, Inc.(a)	38,746	99,577
Technitrol, Inc.(a)	54,892	775,624
Vicor Corp.(a)	41,484	564,182

		7,093,785

Electronics — 2.6%
Analogic Corp.	17,179	864,447
Artesyn Technologies, Inc.	53,634	466,616
Audiovox Corp.(a)	28,520	442,060
Belden, Inc.	63,935	1,355,422
Benchmark Electronics, Inc.	56,603	1,721,863
Checkpoint Systems, Inc.	51,415	910,046
CTS Corp.(a)	49,881	613,038
Dionex Corp.(a)	26,248	1,144,675
EDO Corp.	24,046	719,216
Electro Scientific Industries, Inc.(a)	38,781	693,404
Esterline Technologies, Inc.(a)	34,175	1,369,734
Helix Technology Corp.	35,387	469,939
Intermagnetics General Corp.(a)	34,779	1,069,802
Itron, Inc.(a)	31,623	1,412,916
Keithley Instruments, Inc.	20,635	317,985
Littelfuse, Inc.(a)	30,443	847,838
Methode Electronics, Inc. (Class “A” Stock)(a)	49,362	585,927
Park Electrochemical Corp.	25,747	648,824

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronics (cont’d.)
Photronics, Inc.(a)	54,206	$1,265,168
SBS Technologies, Inc.(a)	21,245	197,154
Sonic Solutions(a)(b)	30,619	569,513
Ultratech Stepper, Inc.(a)	32,446	593,762
X-Rite, Inc.	26,681	307,098

		18,586,447

Electronic Components — 1.4%
Bel Fuse, Inc. (Class “B” Stock)	15,590	476,430
Cohu, Inc.	29,335	588,167
Cubic Corp.(b)	28,636	508,003
Cymer, Inc.	49,164	1,295,471
Daktronics, Inc.	23,574	471,716
DSP Group, Inc.(a)	38,476	918,422
FLIR Systems, Inc.(b)	94,183	2,810,421
Microsemi Corp.(b)	83,729	1,574,105
Planar Systems, Inc.(a)	20,043	147,316
Rogers Corp.(a)	22,367	906,982
Supertex, Inc.(a)	17,690	312,405

		10,009,438

Energy — 1.2%
Advanced Energy Industries, Inc.(a)	36,896	290,003
Headwaters, Inc.(a)	56,218	1,932,775
UGI Corp.(a)	140,874	3,930,385
Unisource Energy Corp.	46,942	1,443,466
Veritas DGC, Inc.(a)(b)	45,950	1,274,653

		8,871,282

Engineering — 0.7%
EMCOR Group, Inc.(a)	21,096	1,031,594
Engineered Support Systems, Inc.(a)	56,650	2,029,770
URS Corp.(a)	58,145	2,171,716

		5,233,080

Environmental Services — 0.5%
Tetra Tech, Inc.	76,964	1,041,323
Waste Connections, Inc.(a)(b)	63,645	2,373,322

		3,414,645

Exchange Traded Funds — 1.5%
iShares S&P SmallCap 600 Index Fund(b)	202,559	11,144,796

Financial Services — 1.9%
Financial Federal Corp.	23,694	915,536
Hudson United Bancorp(b)	60,786	2,194,375
Investment Technology Group, Inc.(a)	57,118	1,200,620
Irwin Financial Corp.(b)	31,373	696,167
MAF Bancorp, Inc.(a)	41,709	1,778,055
Piper Jaffray Cos., Inc.(a)	27,931	849,940
PRG-Schultz International, Inc.(b)	58,383	164,640
South Financial Group, Inc.(a)	101,110	2,873,546
SWS Group, Inc.	21,672	372,325
UICI(a)	55,163	1,642,203
World Acceptance Corp.(a)	25,442	764,532

		13,451,939

SEE NOTES TO FINANCIAL STATEMENTS.

B71

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Food & Beverage — 2.0%
American Italian Pasta Co. (Class “A” Stock)(b)	25,069	$526,950
Corn Products International, Inc.(a)	102,144	2,426,941
Flowers Foods, Inc.(a)	50,148	1,773,233
Hain Celestial Group, Inc.	45,297	883,291
J & J Snack Foods Corp.	10,782	564,438
Lance, Inc.	38,431	661,398
Nash-Finch Co.	17,396	639,129
Performance Food Group Co.(a)	63,828	1,928,244
Ralcorp Holdings, Inc.	40,276	1,657,357
Sanderson Farms, Inc.(b)	21,331	969,281
TreeHouse Foods, Inc.	40,500	1,154,655
United Natural Foods, Inc.	52,996	1,609,489

		14,794,406

Furniture — 0.7%
Aaron Rents, Inc.(a)	60,122	1,496,437
Bassett Furniture Industries, Inc.	14,964	282,221
Ethan Allen Interiors, Inc.(a)(b)	47,440	1,589,715
Interface, Inc.	67,423	542,755
La-Z-Boy, Inc.(b)	70,855	1,032,357

		4,943,485

Healthcare — 2.9%
Amedisys, Inc.(a)(b)	20,998	772,307
American Healthways, Inc.(b)	45,045	1,904,052
ArQule, Inc.	42,525	275,562
BioLase Technology, Inc.(b)	31,441	198,707
Cooper Cos., Inc.	59,916	3,646,488
Datascope Corp.	18,521	617,675
Immucor, Inc.	61,739	1,787,344
LabOne, Inc.(a)	23,740	945,089
LCA-Vision, Inc.	24,608	1,192,504
Mentor Corp.(a)(b)	50,757	2,105,400
Merit Medical Systems, Inc.(a)	36,041	555,392
NDCHealth Corp.	48,994	880,422
Pharmaceutical Product Development, Inc.	71,857	3,367,219
Sierra Health Services, Inc.(a)(b)	36,284	2,592,855
Theragenics Corp	43,251	139,268

		20,980,284

Hospitals/Healthcare Management — 2.6%
Accredo Health, Inc.(a)	67,340	3,057,236
AMERIGROUP Corp.(a)	69,461	2,792,332
AmSurg Corp.(a)	40,027	1,108,348
Biosite, Inc.(a)	22,935	1,261,196
Centene Corp.(a)	56,842	1,908,754
DJ Orthopedics, Inc.(a)	27,137	744,368
Healthcare Services Group, Inc.	30,650	615,452
Kensey Nash Corp.(a)	15,431	466,633
Odyssey Healthcare, Inc.(a)	46,815	675,072
Pediatrix Medical Group, Inc.(a)	31,132	2,289,447
RehabCare Group, Inc.(a)	22,702	606,825
Sunrise Assisted Living, Inc.(a)(b)	26,034	1,405,315
United Surgical Partners International, Inc.(a)(b)	39,172	2,040,078

		18,971,056

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Housing Related — 0.4%
Champion Enterprises, Inc.	102,758	$1,021,415
Fleetwood Enterprises, Inc.(b)	75,419	765,503
National Presto Industries, Inc.	7,930	349,475
Skyline Corp.	10,343	412,996

		2,549,389

Human Resources — 0.6%
Administaff, Inc.(b)	31,941	758,918
CDI Corp.	21,203	464,770
Cross Country Healthcare, Inc.(a)	35,859	609,603
Heidrick & Struggles International, Inc.(a)	26,478	690,546
Spherion Corp.(a)	83,686	552,328
Watson Wyatt & Co. Holdings	44,430	1,138,741

		4,214,906

Instrument – Controls — 0.5%
Advanced Neuromodulation Systems, Inc.(a)	27,000	1,071,360
BEI Technologies, Inc.	18,064	481,947
FEI Co.(a)	39,602	903,322
Woodward Governor Co.	14,403	1,210,284

		3,666,913

Insurance — 2.7%
Delphi Financial Group, Inc.	40,716	1,797,611
Fremont General Corp.(a)(b)	97,254	2,366,190
Hilb, Rogal & Hamilton Co.	48,363	1,663,687
Infinity Property & Casualty Corp.	28,100	980,128
LandAmerica Financial Group, Inc.(b)	24,556	1,457,890
Philadelphia Consolidated Holding Corp.(a)	28,327	2,400,996
Presidential Life Corp.	34,697	593,666
ProAssurance Corp.(a)	39,721	1,658,749
RLI Corp.	31,488	1,404,365
SCPIE Holdings, Inc.(a)	13,368	152,262
Selective Insurance Group, Inc.(b)	38,535	1,909,409
Stewart Information Services Corp.	24,601	1,033,242
Zenith National Insurance Corp.	30,263	2,053,647

		19,471,842

Internet — 0.6%
Digital Insight Corp.	47,327	1,132,062
Internet Security Systems, Inc.(a)	58,213	1,181,142
Napster, Inc.(b)	59,505	249,921
Websense, Inc.(a)	32,480	1,560,664

		4,123,789

Leisure — 2.1%
Argosy Gaming Co.(a)	38,194	1,780,222
Aztar Corp.(a)	47,299	1,619,991
Bally Total Fitness Holding Corp.	46,263	149,892
K2, Inc.(a)	64,530	818,240
Marcus Corp.	37,463	794,965
Multimedia Games, Inc.(a)(b)	37,232	409,924
Pinnacle Entertainment, Inc.	55,040	1,076,582
Polaris Industries, Inc.(b)	57,842	3,123,468
Shuffle Master, Inc.(a)(b)	47,779	1,339,245
Sturm Ruger & Co., Inc.	32,816	274,670

SEE NOTES TO FINANCIAL STATEMENTS.

B72

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Leisure (cont’d.)
The Nautilus Group, Inc.(a)(b)	42,953	$1,224,161
Winnebago Industries, Inc.(b)	41,330	1,353,558
WMS Industries, Inc.(a)(b)	35,746	1,206,428

		15,171,346

Machinery — 3.6%
Albany International Corp. (Class “A” Stock)	43,086	1,383,491
Applied Industrial Technologies, Inc.	37,151	1,199,606
Astec Industries, Inc.(a)	25,183	583,994
Cognex Corp.	59,753	1,564,931
Dril-Quip, Inc.(a)	16,343	474,110
Gardner Denver, Inc.(a)	34,091	1,195,912
IDEX Corp.(a)	69,401	2,679,573
JLG Industries, Inc.	69,245	1,902,853
Lindsay Manufacturing Co.	15,712	370,489
Manitowoc Co., Inc.(a)	40,922	1,678,620
Milacron, Inc.	60,201	113,780
Paxar Corp.(a)	52,226	927,011
Photon Dynamics, Inc.(a)	22,952	473,041
Regal-Beloit Corp.	39,432	1,149,837
Robbins & Myers, Inc.	17,665	379,974
Roper Industries, Inc.(a)	57,900	4,132,323
Stewart & Stevenson Services, Inc.	39,366	892,034
Timken Co.	124,196	2,868,928
Toro Co.(a)	58,557	2,260,886

		26,231,393

Media — 0.1%
4Kids Entertainment, Inc.(a)	18,048	358,794

Metals – Ferrous — 1.9%
Aleris International, Inc.(a)	38,845	875,955
Carpenter Technology Corp.	33,391	1,729,654
Century Aluminum Co.(a)(b)	37,495	764,898
Cleveland-Cliffs, Inc.(b)	29,713	1,716,223
Commercial Metals Co.	82,136	1,956,480
Kaydon Corp.(b)	38,238	1,064,928
Material Sciences Corp.(a)	18,170	264,555
Maverick Tube Corp.(a)(b)	58,243	1,735,641
Quanex Corp.(b)	34,272	1,816,759
Reliance Steel & Aluminum Co.(a)	40,689	1,508,341
Steel Technologies, Inc.	16,449	277,988

		13,711,422

Metals – Non Ferrous — 0.3%
Brush Engineered Materials, Inc.(a)	26,045	371,402
RTI International Metals, Inc.(a)	30,078	944,750
Ryerson Tull, Inc.(b)	34,075	486,250
Wolverine Tube, Inc.(a)	20,338	119,384

		1,921,786

Mineral Resources — 0.6%
AMCOL International Corp.	35,308	663,437
Massey Energy Co.(a)(b)	104,234	3,931,707

		4,595,144

Miscellaneous Basic Industry — 1.5%
Apogee Enterprises, Inc.	37,096	570,166
Armor Holdings, Inc.	46,907	1,857,986

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Miscellaneous Basic Industry (cont’d.)
Briggs & Stratton Corp.(a)(b)	70,053	$2,425,235
Lawson Products, Inc.	9,503	368,906
Libbey, Inc.	18,815	297,465
Meade Instruments Corp.(a)	22,739	63,442
Texas Industries, Inc.	30,801	1,731,940
Tredegar Industries, Inc.(a)	45,093	703,451
Watsco, Inc.	34,888	1,486,229
Watts Water Technologies (Class “A” Stock)	39,255	1,314,650

		10,819,470

Miscellaneous – Consumer Growth/Staple — 0.4%
Hughes Supply, Inc.(a)	90,230	2,535,463

Networking — 0.3%
Aeroflex, Inc.	101,346	851,306
C-COR.net Corp.(a)	64,747	443,517
NETGEAR, Inc.(a)	30,200	561,720

		1,856,543

Office Equipment & Supplies — 0.3%
Global Imaging Systems, Inc.(a)(b)	31,519	1,004,195
Imagistics International, Inc.(a)	22,168	620,704
Standard Register Co.	35,764	565,429

		2,190,328

Oil & Gas — 4.3%
Cabot Oil & Gas Corp. (Class “A” Stock)	66,506	2,307,758
Cascade Natural Gas Corp.	15,437	316,459
Cimarex Energy Co.(a)	110,455	4,297,804
Frontier Oil Corp.(a)	74,404	2,183,757
Laclede Group, Inc.	28,694	911,322
Lone Star Technologies, Inc.(a)(b)	40,552	1,845,116
Northwest Natural Gas Co.	37,409	1,430,520
Penn Virginia Corp.	25,200	1,125,684
Petroleum Development Corp.(a)	22,578	719,109
Piedmont Natural Gas Co., Inc.(b)	104,147	2,501,611
Remington Oil and Gas Corp.(a)	34,884	1,245,359
Southern Union Co.(a)	131,962	3,239,667
Southwest Gas Corp.(a)	51,126	1,304,224
Spinnaker Exploration Co.	41,620	1,477,094
Swift Energy Co.(a)(b)	38,528	1,380,073
Unit Corp.(a)	56,704	2,495,543
Vintage Petroleum, Inc.(a)	82,569	2,515,877

		31,296,977

Oil & Gas Services — 3.8%
Atwood Oceanics, Inc.(a)	18,494	1,138,491
Cal Dive International, Inc.(b)	52,638	2,756,652
CARBO Ceramics, Inc.	19,644	1,551,090
Energen Corp.	99,528	3,488,456
Hydril Co.(a)	29,342	1,594,738
Input/Output, Inc.(a)(b)	91,834	576,717
New Jersey Resources Corp.	37,279	1,798,712
Oceaneering International, Inc.(a)	35,280	1,363,572
Offshore Logistics, Inc.(a)	31,719	1,041,652
SEACOR SMIT, Inc.(a)	33,709	2,167,489
Southwestern Energy Co.(a)(b)	99,020	4,651,960
St. Mary Land & Exploration Co.(b)	77,778	2,254,006

SEE NOTES TO FINANCIAL STATEMENTS.

B73

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil & Gas Services (cont’d.)
Stone Energy Corp.(a)	34,708	$1,697,221
W-H Energy Services, Inc.(a)	37,984	946,941
World Fuel Services Corp.	31,000	725,710

		27,753,407

Paper & Forest Products — 1.0%
Brady (W.H.) Co. (Class “A” Stock)(a)	60,894	1,887,714
Buckeye Technologies, Inc.	45,398	361,822
Caraustar Industries, Inc.(a)	38,983	409,322
Chesapeake Corp.	26,726	559,643
Neenah Paper, Inc.	20,027	620,236
Pope & Talbot, Inc.	22,072	244,999
Rock-Tenn Co. (Class “A” Stock)(a)	45,396	574,259
Schweitzer-Mauduit Int’l, Inc.	20,595	641,122
Universal Forest Products, Inc.	23,447	971,878
Wausau-Mosinee Paper Corp.(a)	70,203	841,032

		7,112,027

Pharmaceuticals — 0.6%
Alpharma, Inc. (Class “A” Stock)(a)	64,042	926,688
Bradley Pharmaceuticals, Inc.(a)(b)	20,201	217,161
Connetics Corp.(a)	47,200	832,608
Gentiva Health Services, Inc.(a)	31,643	565,144
MGI Pharma, Inc.(a)	97,428	2,120,033

		4,661,634

Real Estate Investment Trust — 3.8%
Acadia Realty Trust	42,600	794,490
Capital Automotive REIT(a)(b)	57,713	2,202,905
Colonial Properties Trust	53,683	2,362,052
Commercial Net Lease Realty(a)	70,926	1,451,855
CRT Properties, Inc.(a)(b)	43,263	1,181,080
EastGroup Properties, Inc.	29,900	1,259,089
Entertainment Properties Trust	34,829	1,602,134
Essex Property Trust, Inc.	31,383	2,606,672
Gables Residential Trust	39,754	1,718,565
Glenborough Realty Trust, Inc.(a)	49,002	1,008,951
Kilroy Realty Corp.	39,302	1,866,452
Lexington Corporate Properties Trust(a)(b)	66,764	1,623,033
New Century Financial Corp.(b)	70,468	3,625,579
Parkway Properties, Inc.	19,148	957,591
Shurgard Storage Centers, Inc. (Class “A” Stock)(a)	63,387	2,913,267

		27,173,715

Restaurants — 2.3%
CEC Entertainment, Inc.(a)	47,758	2,010,134
IHOP Corp.	27,224	1,181,249
Jack in the Box, Inc.(a)	47,737	1,810,187
Landry’s Restaurants, Inc.(b)	27,648	831,928
Lone Star Steakhouse & Saloon, Inc.	26,167	795,739
O’Charley’s, Inc.(a)	30,137	532,219
P.F. Chang’s China Bistro, Inc.(a)(b)	35,577	2,098,331
Papa John’s International, Inc.(a)	19,394	775,178
RARE Hospitality International, Inc.(a)	46,559	1,418,653
Ryan’s Restaurant Group, Inc.(a)	56,956	797,954
Sonic Corp.	81,985	2,503,002

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Restaurants (cont’d.)
The Steak’N Shake Co.(a)	37,747	$702,849
Triarc Cos., Inc. (Class “A” Stock)(a)(b)	76,768	1,140,773

		16,598,196

Retail — 7.1%
Arctic Cat, Inc.	21,396	439,260
Brown Shoe Co., Inc.	24,898	974,757
Building Materials Corp.	18,893	1,309,096
Burlington Coat Factory Warehouse Corp.	43,128	1,838,978
Caseys Gen. Stores, Inc.(a)	68,089	1,349,524
Cash America International, Inc.	39,728	799,327
Cato Corp. (Class “A” Stock)	42,561	878,885
Christopher & Banks Corp.(a)	48,535	886,249
Cost Plus, Inc.(a)	29,935	746,579
Dress Barn, Inc.(a)(b)	35,312	799,110
Electronics Boutique Holdings Corp.(a)	24,662	1,565,790
Fred’s, Inc.(a)(b)	54,089	896,796
GameStop Corp. (Class “B” Stock)	70,140	2,097,186
Goody’s Family Clothing, Inc.	35,815	264,136
Great Atlantic & Pacific Tea Co., Inc.(a)(b)	38,216	1,110,557
Group 1 Automotive, Inc.(a)	32,116	772,069
Guitar Center, Inc.(a)	35,171	2,052,931
Hancock Fabrics, Inc.	25,973	172,461
Haverty Furniture Cos., Inc.	30,857	456,066
Hibbett Sporting Goods, Inc.(a)(b)	32,233	1,219,697
Hot Topic, Inc.	60,964	1,165,632
J. Jill Group, Inc.(a)	25,706	353,457
Jo-Ann Stores, Inc. (Class “A” Stock)(a)	31,399	828,620
K-Swiss, Inc. (Class “A” Stock)(a)	40,749	1,317,823
Linens ‘n Things, Inc.(a)(b)	61,420	1,453,197
Longs Drug Stores Corp.(a)(b)	44,240	1,904,532
Movie Gallery, Inc.(b)	38,949	1,029,422
Panera Bread Co. (Class “A” Stock)(b)	41,882	2,600,244
Pep Boys-Manny, Moe & Jack(a)	75,433	1,021,363
Quiksilver, Inc.	158,806	2,537,720
Russ Berrie & Co., Inc.	22,884	293,144
School Specialty, Inc.(a)	30,949	1,439,128
Select Comfort Corp.(a)(b)	49,042	1,050,970
Shopko Stores, Inc.	40,941	995,276
Stage Stores, Inc.(a)	24,648	1,074,653
Stein Mart, Inc.(a)	47,088	1,035,936
Stride Rite Corp.	49,184	678,247
The Childrens Place Retail Stores, Inc.(a)	28,640	1,336,629
The Gymboree Corp.	42,373	578,815
The Men’s Wearhouse, Inc.	69,760	2,401,837
Too, Inc.(a)	44,995	1,051,533
Tractor Supply Co.	48,653	2,388,862
Zale Corp.(a)	69,551	2,204,071

		51,370,565

SEE NOTES TO FINANCIAL STATEMENTS.

B74

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Semiconductors — 1.4%
ATMI, Inc.	50,496	$1,464,889
Axcelis Technologies, Inc.	136,100	933,646
Brooks Automation, Inc.(a)	61,465	912,755
ESS Technology, Inc.	48,065	202,354
Exar Corp.(a)	58,108	865,228
Kopin Corp.(a)	95,563	487,371
Pericom Semiconductor Corp.(a)	35,838	291,721
Power Integrations, Inc.(a)	39,957	861,873
Rudolph Technologies, Inc.(a)	20,648	295,886
Skyworks Solutions, Inc.(a)	213,960	1,576,885
Varian Semiconductor Equipment Associates, Inc.	50,067	1,852,479
Veeco Instruments, Inc.(a)	38,097	620,219

		10,365,306

Software — 2.5%
Altiris, Inc.(a)	31,973	469,364
ANSYS, Inc.	43,009	1,527,250
Captaris, Inc.(a)	39,985	165,538
Catapult Communications Corp.(a)	15,300	261,018
EPIQ Systems, Inc.(a)	21,341	349,139
Gerber Scientific, Inc.(a)	28,745	200,065
Hyperion Solutions Corp.(a)(b)	54,904	2,209,337
JDA Software Group, Inc.(a)	39,463	449,089
ManTech International Corp. (Class “A” Stock)(a)	34,168	1,060,575
Mapinfo Corp.(a)	28,045	294,753
MICROS Systems, Inc.	51,722	2,314,560
MRO Software, Inc.(a)	31,204	455,890
PC-Tel, Inc.(a)	26,787	209,742
SERENA Software, Inc.	46,027	888,321
SPSS, Inc.(a)	22,759	437,200
SS&C Technologies, Inc.	21,900	693,792
Take-Two Interactive Software, Inc.	96,872	2,465,392
THQ, Inc.(a)(b)	55,340	1,619,802
Verity, Inc.	50,981	447,103
Webex Communications, Inc.(a)	53,237	1,405,989
Zixit Corp.(a)(b)	40,309	126,167

		18,050,086

Supermarkets — 0.2%
Kronos, Inc.(a)	43,538	1,758,500

Telecommunications — 1.0%
Applied Signal Technology, Inc.	15,435	293,882
Commonwealth Telephone Enterprises, Inc.	28,791	1,206,631
Digi International, Inc.(a)	30,593	362,833
Ditech Communications Corp.(a)	43,400	281,666
General Communication, Inc.	68,516	676,253
Harmonic, Inc.	99,271	479,479
Intermediate Telephone, Inc.	32,581	606,332
Intrado, Inc.(a)	23,935	358,068
J2 Global Communications, Inc.(a)(b)	29,661	1,021,525
Network Equipment Technologies, Inc.(a)	33,567	173,206

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Telecommunications (cont’d.)
Symmetricom, Inc.	62,597	$649,131
Tollgrade Communications, Inc.(a)	17,821	133,657
ViaSat, Inc.(a)	32,846	667,759

		6,910,422

Textiles — 0.6%
Angelica Corp.	12,447	305,076
Ashworth, Inc.(a)	18,787	169,271
G & K Services, Inc. (Class “A” Stock)	28,667	1,081,606
Haggar Corp.	8,556	174,114
Kellwood Co.	37,731	1,014,964
Oshkosh B’Gosh, Inc. (Class “A” Stock)	16,037	416,802
Oxford Industries, Inc.	20,873	898,583

		4,060,416

Timber — 0.1%
Deltic Timber Corp.	16,622	632,135

Tobacco — 0.1%
Alliance One International, Inc.	118,672	713,219

Transportation — 0.6%
EGL, Inc.	63,834	1,297,107
Kansas City Southern	111,266	2,245,348
Old Dominion Freight Line, Inc.(a)	25,600	686,848
Pegasus Systems, Inc.(a)	26,122	291,260

		4,520,563

Trucking/Shipping — 1.9%
Arkansas Best Corp.	32,735	1,041,300
Forward Air Corp.	43,937	1,242,099
Heartland Express, Inc.(a)	82,512	1,603,208
Kirby Corp.(a)	32,101	1,447,755
Knight Transportation, Inc.	64,023	1,557,680
Landstar Systems, Inc.(a)	81,088	2,442,371
Monaco Coach Corp.	39,994	687,497
Oshkosh Truck Corp.(a)(b)	50,540	3,956,271

		13,978,181

Utility – Electric — 1.3%
Atmos Energy Corp.(a)	108,594	3,127,507
Avista Corp.	65,807	1,223,352
Central Vermont Public Service Corp.	16,585	306,823
CH Energy Group, Inc.	21,442	1,042,725
Cleco Corp.	67,782	1,462,058
El Paso Electric Co.(a)	64,769	1,324,526
Green Mountain Power Corp.	7,036	209,954
UIL Holdings Corp.	18,736	1,008,184

		9,705,129

Utility – Water — 0.1%
American States Water Co.	22,768	668,696

TOTAL LONG-TERM INVESTMENTS (cost $531,967,198)		721,842,915

SEE NOTES TO FINANCIAL STATEMENTS.

B75

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

SHORT-TERM INVESTMENTS — 19.6%	Principal Amount (000)	Value (Note 2)

U.S. Government Agency Obligation
United States Treasury Bills(e)(f) 2.98%, 9/15/05	$160	$158,856

	Shares
Mutual Fund — 19.6%
Dryden Core Investment Fund — Taxable Money Market Series (cost $141,826,386)(c)(d)	141,826,38	141,826,386

TOTAL SHORT-TERM INVESTMENTS (cost $141,985,395)		141,985,242

TOTAL INVESTMENTS — 119.6% (cost $673,952,593; Note 6)		863,828,157
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (19.6)%		(141,772,219)

NET ASSETS — 100.0%		$722,055,938

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $136,411,809; cash collateral of $141,674,998 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series

(e)	Security segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation
Long Positions:
1	S&P MidCap 400 Index	Sep 05	$340,150	$344,175	$4,025
4	S&P Mid 400 Emini Index	Sep 05	272,760	275,340	2,580

					$6,605

SEE NOTES TO FINANCIAL STATEMENTS.

B76

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund ( including 19.6% of collateral received for securities on loan )	19.6%
Retail	7.1%
Banks & Savings & Loans	6.5%
Drugs & Medical Supplies	5.8%
Oil & Gas	4.3%
Real Estate Investment Trust	3.8%
Oil & Gas Services	3.8%
Computer Services	3.8%
Construction	3.7%
Machinery	3.6%
Commercial Services	3.5%
Healthcare	2.9%
Insurance	2.7%
Hospitals/Healthcare Management	2.6%
Electronics	2.6%
Software	2.5%
Restaurants	2.3%
Leisure	2.1%
Food & Beverage	2.0%
Trucking/Shipping	1.9%
Metals – Ferrous	1.9%
Financial Services	1.9%
Diversified Manufacturing Operations	1.6%
Aerospace	1.6%
Miscellaneous Basic Industry	1.5%
Exchange Traded Funds	1.5%
Chemicals	1.5%
Semiconductors	1.4%
Electronic Components	1.4%
Utility – Electric	1.3%
Energy	1.2%
Apparel	1.1%
Telecommunications	1.0%
Paper & Forest Products	1.0%
Electrical Equipment	1.0%
Distribution/Wholesalers	0.9%
Furniture	0.7%
Engineering	0.7%
Autos – Cars & Trucks	0.7%
Transportation	0.6%
Textiles	0.6%
Pharmaceuticals	0.6%
Mineral Resources	0.6%
Internet	0.6%
Human Resources	0.6%
Instrument – Controls	0.5%
Environmental Services	0.5%
Miscellaneous – Consumer Growth/Staple	0.4%
Housing Related	0.4%
Consumer Cyclical	0.4%
Office Equipment & Supplies	0.3%
Networking	0.3%
Metals – Non Ferrous	0.3%
Containers	0.3%
Collectibles & Gifts	0.3%

Airlines	0.3%
Supermarkets	0.2%
Agricultural Products & Services	0.2%
Advertising	0.2%
Utility – Water	0.1%
Tobacco	0.1%
Timber	0.1%
Media	0.1%

119.6%
Liabilities in excess of other assets	(19.6)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B77

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.1%
Omnicom Group, Inc.	51,800	$4,136,748

Aerospace — 2.0%
Boeing Co.(b)	237,036	15,644,376
General Dynamics Corp.(b)	57,500	6,298,550
L-3 Communications Holdings, Inc.(b)	31,700	2,427,586
Lockheed Martin Corp.(b)	117,098	7,596,147
Northrop Grumman Corp.	106,526	5,885,562
Raytheon Co.(b)	128,318	5,019,800
Rockwell Automation, Inc.	51,800	2,523,178
Rockwell Collins, Inc.	49,100	2,341,088
United Technologies Corp.	288,600	14,819,610

		62,555,897

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	33,000	124,080
Southwest Airlines Co.(b)	218,937	3,049,792

		3,173,872

Apparel — 0.2%
Jones Apparel Group, Inc.(b)	37,400	1,160,896
Nike, Inc. (Class “B” Stock)	66,800	5,784,880
Reebok International, Ltd.(b)	17,000	711,110

		7,656,886

Autos – Cars & Trucks — 0.8%
Cummins Engine Co., Inc.(b)	12,400	925,164
Dana Corp.	37,894	568,789
Delphi Automotive Systems Corp.	154,044	716,305
Ford Motor Co.(b)	519,345	5,318,093
General Motors Corp.(b)	160,800	5,467,200
Genuine Parts Co.(b)	49,225	2,022,655
Harley-Davidson, Inc.(b)	84,900	4,211,040
Johnson Controls, Inc.	54,100	3,047,453
Navistar International Corp.(a)(b)	18,900	604,800
PACCAR, Inc.	50,435	3,429,580
Visteon Corp.(b)	42,964	259,073

		26,570,152

Banks and Savings & Loans — 6.4%
AmSouth Bancorporation(b)	104,300	2,711,800
Bank of New York Co., Inc.	215,700	6,207,846
BankAmerica Corp.	1,157,912	52,812,366
Capital One Financial Corp.(b)	71,100	5,688,711
Comerica, Inc.(b)	49,850	2,881,330
Compass Bancshares, Inc.	33,800	1,521,000
Fifth Third Bancorp	151,649	6,249,455
First Horizon National Corp.	35,900	1,514,980
Golden West Financial Corp.(b)	82,000	5,279,160
Huntington Bancshares, Inc.	60,875	1,469,523
KeyCorp(b)	118,500	3,928,275
M&T Bank Corp.	28,000	2,944,480
Mellon Financial Corp.	116,100	3,330,909
National City Corp.	178,100	6,076,772
North Fork Bancorporation, Inc.	142,750	4,009,847
Northern Trust Corp.	62,100	2,831,139
PNC Financial Services Group	81,100	4,416,706
Providian Financial Corp.(a)	87,900	1,549,677
Regions Financial Corp.(b)	129,337	4,381,938

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
Sovereign Bancorp, Inc.(b)	109,900	$2,455,166
State Street Corp.(b)	92,700	4,472,775
Suntrust Banks, Inc.(b)	99,900	7,216,776
U.S. Bancorp	527,181	15,393,685
Wachovia Corp.	426,585	21,158,616
Wells Fargo & Co.	478,660	29,475,883
Zions Bancorporation	26,700	1,963,251

		201,942,066

Chemicals — 1.2%
Air Products & Chemicals, Inc.	64,500	3,889,350
Dow Chemical Co.	270,461	12,043,628
Du Pont (E.I.) de Nemours & Co.	279,391	12,016,607
Eastman Chemical Co.(b)	22,400	1,235,360
Engelhard Corp.	39,675	1,132,721
Great Lakes Chemical Corp.	13,500	424,845
Hercules, Inc.(a)	27,900	394,785
Praxair, Inc.	89,400	4,166,040
Rohm & Haas Co.(b)	63,200	2,928,688
Sigma-Aldrich Corp.	19,200	1,075,968

		39,307,992

Commercial Services — 0.8%
Cendant Corp.	300,218	6,715,877
Cintas Corp.(b)	41,200	1,590,320
Convergys Corp.(a)	43,900	624,258
eBay, Inc.(a)	345,700	11,411,557
Fiserv, Inc.(a)	54,900	2,357,955
Monster Worldwide, Inc.(a)	32,900	943,572

		23,643,539

Computers — 3.0%
Apple Computer, Inc.(a)	224,100	8,249,121
Citrix Systems, Inc.(a)	46,800	1,013,688
Comverse Technology, Inc.(a)	52,000	1,229,800
Dell, Inc.(a)	695,600	27,483,156
Hewlett-Packard Co.(b)	827,916	19,464,305
International Business Machines Corp.	466,000	34,577,200
Seagate Technology (Cayman Islands)(a)(h)	81,200	0
Sun Microsystems, Inc.(a)	939,800	3,505,454

		95,522,724

Computer Services — 6.5%
Adobe Systems, Inc.	132,000	3,777,840
Affiliated Computer Services, Inc. (Class “A” Stock)(a)(b)	37,700	1,926,470
Autodesk, Inc.	61,700	2,120,629
Automatic Data Processing, Inc.	164,900	6,920,853
Avaya, Inc.(a)	129,408	1,076,675
BMC Software, Inc.(a)	63,300	1,136,235
Cisco Systems, Inc.(a)	1,846,600	35,288,526
Computer Associates International, Inc.(b)	147,473	4,052,558
Computer Sciences Corp.(a)(b)	53,900	2,355,430
Compuware Corp.(a)	108,600	780,834
EMC Corp.(a)	680,974	9,336,153
First Data Corp.(b)	228,104	9,156,094
Gateway, Inc.(a)	106,800	352,440

SEE NOTES TO FINANCIAL STATEMENTS.

B78

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
Intuit, Inc.(a)(b)	51,100	$2,305,121
Lexmark International, Inc.(a)(b)	37,414	2,425,550
Mercury Interactive Corp.(a)	25,000	959,000
Micron Technology, Inc.(a)(b)	137,900	1,407,959
Microsoft Corp.	2,878,500	71,501,940
NCR Corp.(a)	51,800	1,819,216
Network Appliance, Inc.(a)(b)	107,300	3,033,371
Novell, Inc.(a)	106,100	657,820
NVIDIA Corp.(a)	52,000	1,389,440
Oracle Corp.(a)	1,292,220	17,057,304
Parametric Technology Corp.(a)	81,800	521,884
Siebel Systems, Inc.	104,900	933,610
SunGuard Data Systems, Inc.(a)	81,900	2,880,423
Symantec Corp.(a)	195,500	4,250,170
Symbol Technologies, Inc.	67,400	665,238
Unisys Corp.(a)	83,000	525,390
VERITAS Software Corp.(a)	115,559	2,819,640
Yahoo!, Inc.(a)(b)	379,600	13,153,140

		206,586,953

Construction — 0.3%
Centex Corp.(b)	36,600	2,586,522
Fluor Corp.(b)	23,500	1,353,365
KB HOME	24,932	1,900,566
Pulte Corp.	35,300	2,974,025
Vulcan Materials Co.	28,200	1,832,718

		10,647,196

Containers — 0.1%
Ball Corp.	33,000	1,186,680
Bemis Co., Inc.(b)	25,900	687,386
Pactiv Corp.(a)	43,900	947,362

		2,821,428

Cosmetics & Soaps — 2.2%
Alberto-Culver Co. (Class “B” Stock)	26,800	1,161,244
Avon Products, Inc.(b)	134,100	5,075,685
Clorox Co.(b)	43,900	2,446,108
Colgate-Palmolive Co.(b)	150,900	7,531,419
Gillette Co.	278,500	14,100,455
International Flavors & Fragrances, Inc.	25,200	912,744
Procter & Gamble Co.(b)	716,808	37,811,622

		69,039,277

Diversified Consumer Products — 1.3%
Altria Group, Inc.	586,900	37,948,954
Eastman Kodak Co.(b)	81,000	2,174,850

		40,123,804

Diversified Manufacturing Operations — 3.4%
American Standard Cos., Inc.	55,900	2,343,328
Cooper Industries, Ltd. (Class “A” Stock)	25,000	1,597,500
General Electric Co.	3,011,500	104,348,475

		108,289,303

Diversified Office Equipment — 0.3%
Avery Dennison Corp.(b)	31,600	1,673,536
Pitney Bowes, Inc.	65,500	2,852,525

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Office Equipment (cont’d.)
Xerox Corp.(a)	277,192	$3,822,478

		8,348,539

Diversified Operations — 0.2%
Corning, Inc.(a)(b)	406,400	6,754,368

Drugs & Medical Supplies — 9.5%
Abbott Laboratories	444,300	21,775,143
Allergan, Inc.(b)	40,500	3,452,220
AmerisourceBergen Corp.(b)	31,200	2,157,480
Bard, (C.R.), Inc.	29,800	1,981,998
Bausch & Lomb, Inc.(b)	16,100	1,336,300
Baxter International, Inc.	176,500	6,548,150
Becton Dickinson & Co.	71,000	3,725,370
Biogen Idec, Inc.(a)	95,425	3,287,391
Biomet, Inc.	72,525	2,512,266
Boston Scientific Corp.(a)	229,100	6,185,700
Bristol-Myers Squibb Co.	550,260	13,745,495
Cardinal Health, Inc.	122,075	7,029,078
Genzyme Corp.(a)(b)	68,300	4,104,147
Guidant Corp.	89,600	6,030,080
Hospira, Inc.(a)	42,820	1,669,980
Johnson & Johnson(b)	849,071	55,189,615
King Pharmaceuticals, Inc.(a)	71,633	746,416
Laboratory Corp. of America Holdings(a)	37,600	1,876,240
Lilly (Eli) & Co.	319,500	17,799,345
Medtronic, Inc.	341,300	17,675,927
Merck & Co., Inc.	626,100	19,283,880
Mylan Laboratories, Inc.	59,900	1,152,476
Pfizer, Inc.	2,126,208	58,640,817
Quest Diagnostics, Inc.	58,800	3,132,276
Schering-Plough Corp.	414,300	7,896,558
St. Jude Medical, Inc.(a)	99,600	4,343,556
Stryker Corp.(b)	110,100	5,236,356
Watson Pharmaceuticals, Inc.(a)	31,400	928,184
Wyeth	381,900	16,994,550
Zimmer Holdings, Inc.(a)(b)	69,286	5,277,515

		301,714,509

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	49,300	3,856,246

Electrical Services — 0.3%
American Power Conversion	52,500	1,238,475
TXU Corp.	69,506	5,775,254
Xcel Energy, Inc.	109,495	2,137,342

		9,151,071

Electronics — 4.0%
Advanced Micro Devices, Inc.(a)(b)	91,000	1,577,940
Altera Corp.(a)(b)	106,700	2,114,794
Analog Devices, Inc.(b)	98,700	3,682,497
Applied Materials, Inc.(b)	468,400	7,578,712
Applied Micro Circuits Corp.(a)(b)	88,000	225,280
Broadcom Corp.(a)(b)	90,700	3,220,757
Electronic Arts, Inc.(a)	80,600	4,562,766
Electronic Data Systems Corp.(b)	135,100	2,600,675
Emerson Electric Co.	116,800	7,315,184

SEE NOTES TO FINANCIAL STATEMENTS.

B79

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Fisher Scientific International, Inc.(a)	31,000	$2,011,900
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	107,446	2,275,706
Intel Corp.	1,775,100	46,259,106
Jabil Circuit, Inc.(a)(b)	54,600	1,677,858
JDS Uniphase Corp.(a)(b)	410,100	623,352
KLA-Tencor Corp.(b)	55,900	2,442,830
Linear Technology Corp.(b)	88,100	3,232,389
LSI Logic Corp.(a)	110,800	940,692
Maxim Integrated Products, Inc.	88,900	3,396,869
Molex, Inc.(b)	50,500	1,315,020
National Semiconductor Corp.	101,600	2,238,248
Novellus Systems, Inc.(a)	40,000	988,400
Perkin Elmer, Inc.	36,000	680,400
Pinnacle West Capital Corp.(b)	26,000	1,155,700
PMC-Sierra, Inc.(a)(b)	48,800	455,304
PPL Corp.	55,000	3,265,900
QLogic Corp.(a)(b)	25,900	799,533
RadioShack Corp.	43,660	1,011,602
Sanmina Corp.(a)	150,600	823,782
Solectron Corp.(a)	282,000	1,068,780
Tektronix, Inc.	18,300	425,841
Teradyne, Inc.(a)(b)	26,600	318,402
Texas Instruments, Inc.	485,600	13,630,792
Waters Corp.(a)	32,100	1,193,157
Xilinx, Inc.(b)	85,000	2,167,500

		127,277,668

Financial Services — 8.6%
Ambac Financial Group, Inc.	30,000	2,092,800
American Express Co.	333,900	17,773,497
Bear Stearns Cos., Inc.	32,410	3,368,695
CIT Group, Inc.	56,700	2,436,399
Citigroup, Inc.	1,490,276	68,895,460
Countrywide Credit Industries, Inc.	166,198	6,416,905
E*TRADE Financial Corp.(a)	106,800	1,494,132
Equifax, Inc.(b)	41,300	1,474,823
Fannie Mae	273,300	15,960,720
Federated Investors, Inc. (Class “B” Stock)	26,600	798,266
Franklin Resources, Inc.(b)	56,300	4,333,974
Freddie Mac	195,600	12,758,988
Goldman Sachs Group, Inc.(b)	131,100	13,374,822
H&R Block, Inc.(b)	46,300	2,701,605
J.P. Morgan Chase & Co.	1,008,185	35,609,094
Janus Capital Group, Inc.(b)	62,600	941,504
Lehman Brothers Holdings, Inc.	79,900	7,932,472
Marshall & Ilsley Corp.(b)	62,900	2,795,905
MBNA Corp.	360,752	9,437,272
Merrill Lynch & Co., Inc.	269,800	14,841,698
Moody’s Corp.(b)	78,520	3,530,259
Morgan Stanley	316,010	16,581,045
Paychex, Inc.	103,650	3,372,771
Schwab (Charles) Corp.	336,200	3,792,336
SLM Corp.(b)	119,600	6,075,680
Synovus Financial Corp.	85,100	2,439,817
T. Rowe Price Group, Inc.	36,000	2,253,600
Washington Mutual, Inc.(b)	250,422	10,189,671

		273,674,210

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage — 3.7%
Anheuser-Busch Cos., Inc.(b)	222,100	$10,161,075
Archer-Daniels-Midland Co.	181,138	3,872,731
Brown-Forman Corp. (Class “B” Stock)	23,800	1,438,948
Campbell Soup Co.(b)	88,600	2,726,222
Coca-Cola Co.	644,900	26,924,575
Coca-Cola Enterprises, Inc.(b)	108,300	2,383,683
ConAgra Foods, Inc.	145,300	3,365,148
General Mills, Inc.(b)	103,900	4,861,481
Heinz (H.J.) & Co.	100,850	3,572,107
Hershey Foods Corp.	62,300	3,868,830
Kellogg Co.	97,500	4,332,900
McCormick & Co., Inc.(b)	36,300	1,186,284
Molson Coors Brewing Co. (Class “B” Stock)(b)	20,500	1,271,000
Monsanto Co.	73,198	4,601,958
Pepsi Bottling Group, Inc.(b)	70,400	2,014,144
PepsiCo, Inc.(b)	475,540	25,645,872
Sara Lee Corp.	216,300	4,284,903
Sysco Corp.(b)	180,600	6,535,914
Wrigley (William) Jr. Co.	56,500	3,889,460

		116,937,235

Forest Products — 0.5%
Georgia-Pacific Corp.	74,239	2,360,800
International Paper Co.	137,267	4,146,836
Louisiana-Pacific Corp.	31,000	761,980
MeadWestvaco Corp.	59,689	1,673,680
Plum Creek Timber Co., Inc.	52,200	1,894,860
Temple-Inland, Inc.	32,000	1,188,800
Weyerhaeuser Co.(b)	67,700	4,309,105

		16,336,061

Gas Pipelines — 0.3%
Cinergy Corp.(b)	53,539	2,399,618
Peoples Energy Corp.	11,400	495,444
Sempra Energy	68,054	2,811,311
Williams Cos., Inc.	162,000	3,078,000

		8,784,373

Hospitals/Healthcare Management — 3.4%
Aetna, Inc.(b)	82,624	6,842,920
Agilent Technologies, Inc.(a)	129,013	2,969,879
Amgen, Inc.(a)	361,564	21,860,159
Applera Corp.-Applied Biosystems Group	56,800	1,117,256
Caremark Rx, Inc.(a)	129,500	5,765,340
Chiron Corp.(a)(b)	42,000	1,465,380
Express Scripts, Inc.(a)(b)	46,400	2,319,072
Forest Laboratories, Inc.(a)(b)	106,000	4,118,100
Gilead Sciences, Inc.(a)	118,100	5,195,219
HCA, Inc.	116,598	6,607,609
Health Management Associates, Inc. (Class “A” Stock)(b)	66,300	1,735,734
Humana, Inc.(a)	46,100	1,832,014
IMS Health, Inc.	60,120	1,489,172
Manor Care, Inc.(b)	22,950	911,803
McKesson Corp.(b)	81,107	3,632,783
Medco Health Solutions, Inc.(a)(b)	74,796	3,991,115

SEE NOTES TO FINANCIAL STATEMENTS.

B80

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hospitals/Healthcare Management (cont’d.)
MedImmune, Inc.(a)(b)	68,200	$1,822,304
Tenet Healthcare Corp.(a)	127,100	1,555,704
UnitedHealth Group, Inc.	367,000	19,135,380
WellPoint, Inc.(a)	169,400	11,797,016

		106,163,959

Household Products & Personal Care — 0.3%
Kimberly-Clark Corp.	136,588	8,549,043
Leggett & Platt, Inc.(b)	54,900	1,459,242

		10,008,285

Housing Related — 0.3%
Masco Corp.(b)	124,400	3,950,944
Maytag Corp.(b)	21,800	341,388
Newell Rubbermaid, Inc.(b)	72,249	1,722,416
Stanley Works(b)	22,400	1,020,096
Whirlpool Corp.(b)	19,300	1,353,123

		8,387,967

Human Resources
Robert Half International, Inc.	49,600	1,238,512

Insurance — 4.3%
ACE, Ltd.	82,000	3,677,700
AFLAC, Inc.	141,200	6,111,136
Allstate Corp.	192,488	11,501,158
American International Group, Inc.	739,287	42,952,575
Aon Corp.(b)	91,125	2,281,770
Chubb Corp.(b)	55,200	4,725,672
CIGNA Corp.	39,200	4,195,576
Cincinnati Financial Corp.(b)	45,628	1,805,044
Hartford Financial Services Group, Inc.	85,500	6,393,690
Jefferson-Pilot Corp.	38,418	1,937,035
Lincoln National Corp.	47,700	2,238,084
Loews Corp.	47,500	3,681,250
Marsh & McLennan Cos., Inc.	152,200	4,215,940
MBIA, Inc.(b)	41,350	2,452,468
MetLife, Inc.	212,500	9,549,750
MGIC Investment Corp.(b)	30,900	2,015,298
Principal Financial Group, Inc.(b)	84,800	3,553,120
Progressive Corp.	57,000	5,632,170
SAFECO Corp.(b)	37,500	2,037,750
St. Paul Cos., Inc.(b)	193,698	7,656,882
Torchmark Corp.	31,300	1,633,860
UnumProvident Corp.(b)	80,456	1,473,954
XL Capital, Ltd. (Bermuda) (Class “A” Stock)	40,600	3,021,452

		134,743,334

Leisure — 1.2%
Brunswick Corp.	26,400	1,143,648
Carnival Corp.(b)	152,500	8,318,875
Disney (Walt) Co.	576,901	14,526,367
Harrah’s Entertainment, Inc.	45,650	3,289,996
Hilton Hotels Corp.(b)	96,800	2,308,680
Marriott International, Inc. (Class “A” Stock)(b)	61,400	4,188,708
Sabre Group Holdings, Inc. (Class “A” Stock)(b)	42,419	846,259

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Leisure (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc.(b)	55,900	$3,274,063

		37,896,596

Machinery — 0.8%
Caterpillar, Inc.	96,400	9,187,884
Deere & Co.	70,700	4,630,143
Dover Corp.	59,700	2,171,886
Eaton Corp.	45,500	2,725,450
Ingersoll-Rand Co. (Class “A” Stock)	48,950	3,492,583
Parker Hannifin Corp.	32,325	2,004,473
Snap-on, Inc.	12,300	421,890
Thermo Electron Corp.(a)	46,400	1,246,768

		25,881,077

Media — 3.1%
Clear Channel Communications, Inc.(a)(b)	148,400	4,590,012
Comcast Corp. (Class “A” Stock)(a)(b)	622,730	19,117,811
Dow Jones & Co., Inc.	22,800	808,260
Gannett Co., Inc.(b)	72,600	5,164,038
Interpublic Group of Cos., Inc.(a)(b)	116,200	1,415,316
Knight-Ridder, Inc.(b)	22,700	1,392,418
McGraw Hill, Inc.	106,200	4,699,350
Meredith Corp.	13,800	677,028
New York Times Co. (Class “A” Stock)(b)	41,900	1,305,185
News Corp. (Class “A” Stock)	797,600	12,905,168
R.R. Donnelley & Sons, Co.	63,600	2,194,836
Time Warner, Inc.(a)	1,309,120	21,875,395
Tribune Co.(b)	91,000	3,201,380
Univision Communications, Inc. (Class “A” Stock)(a)(b)	81,400	2,242,570
Viacom, Inc. (Class “B” Stock)	468,136	14,989,715

		96,578,482

Metals – Ferrous — 0.1%
Allegheny Technologies, Inc.	31,340	691,360
Nucor Corp.(b)	43,600	1,989,032
United States Steel Corp.(b)	31,540	1,084,030

		3,764,422

Metals – Non Ferrous — 0.2%
Alcoa, Inc.	244,176	6,380,319

Mineral Resources — 0.3%
Burlington Resources, Inc.	111,434	6,155,614
Phelps Dodge Corp.	27,828	2,574,090

		8,729,704

Miscellaneous – Basic Industry — 2.1%
AES Corp.(a)	188,100	3,081,078
BB&T Corp.(b)	158,500	6,335,245
Danaher Corp.(b)	79,600	4,166,264
Ecolab, Inc.(b)	62,800	2,032,208
Fortune Brands, Inc.	40,700	3,614,160
Honeywell, Inc.	242,850	8,895,595
Illinois Tool Works, Inc.	80,700	6,430,176
International Game Technology(b)	85,000	2,392,750

SEE NOTES TO FINANCIAL STATEMENTS.

B81

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous – Basic Industry (cont’d.)
ITT Industries, Inc.(b)	25,000	$2,440,750
Millipore Corp.(a)	14,200	805,566
Pall Corp.	26,600	807,576
PPG Industries, Inc.(b)	49,700	3,119,172
Sealed Air Corp.(a)	20,910	1,041,109
Textron, Inc.	38,100	2,889,885
Tyco International, Ltd.(b)	571,443	16,686,136
W.W. Grainger, Inc.	26,800	1,468,372

		66,206,042

Miscellaneous – Consumer Growth/Staple — 0.6%
3M Co.	219,800	15,891,540
Black & Decker Corp.	23,900	2,147,415

		18,038,955

Oil & Gas — 5.4%
Amerada Hess Corp.(b)	25,500	2,716,005
Anadarko Petroleum Corp.(b)	71,163	5,846,040
Ashland, Inc.	18,600	1,336,782
ChevronTexaco Corp.(b)	601,722	33,648,294
El Paso Corp.(b)	167,311	1,927,423
EOG Resources, Inc.	65,400	3,714,720
Exxon Mobil Corp.	1,817,770	104,467,242
Kerr-McGee Corp.	35,689	2,723,428
Marathon Oil Corp.(b)	99,300	5,299,641
NICOR, Inc.	14,200	584,614
Sunoco, Inc.	18,500	2,103,080
Unocal Corp.(b)	75,400	4,904,770

		169,272,039

Oil & Gas Exploration/Production — 1.3%
ConocoPhillips	395,794	22,754,197
Devon Energy Corp.	137,000	6,943,160
Occidental Petroleum Corp.	112,100	8,623,853
XTO Energy, Inc.	100,000	3,399,000

		41,720,210

Oil & Gas Services — 1.8%
Apache Corp.	92,550	5,978,730
Baker Hughes, Inc.(b)	98,030	5,015,215
BJ Services Co.	43,700	2,293,376
Halliburton Co.	143,400	6,857,388
Kinder Morgan, Inc.(b)	31,300	2,604,160
Nabors Industries, Ltd. (Barbados)(a)	43,400	2,630,908
National-Oilwell Varco, Inc.(a)	39,600	1,882,584
Noble Corp.	36,800	2,263,568
PG&E Corp.	112,500	4,223,250
Rowan Cos., Inc.	28,700	852,677
Schlumberger, Ltd.	169,200	12,849,048
Transocean Sedco Forex, Inc.(a)	93,133	5,026,388
Valero Energy Corp.(b)	72,600	5,743,386

		58,220,678

Precious Metals — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	49,800	1,864,512
Newmont Mining Corp.(b)	123,503	4,820,322

		6,684,834

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Railroads — 0.5%
Burlington Northern Santa Fe Corp.	104,626	$4,925,792
CSX Corp.	62,912	2,683,826
Norfolk Southern Corp.	112,500	3,483,000
Union Pacific Corp.(b)	71,700	4,646,160

		15,738,778

Real Estate Investment Trust — 0.5%
Apartment Investment & Management Co (Class “A” Stock)(b)	24,700	1,010,724
Archstone-Smith Trust	53,900	2,081,618
Equity Office Properties Trust	116,800	3,866,080
Equity Residential Properties Trust	78,000	2,871,960
ProLogis	51,200	2,060,288
Simon Property Group, Inc.	61,400	4,450,886

		16,341,556

Restaurants — 0.5%
Darden Restaurants, Inc.	44,150	1,456,067
McDonald’s Corp.	361,400	10,028,850
Wendy’s International, Inc.	30,700	1,462,855
Yum! Brands, Inc.	81,000	4,218,480

		17,166,252

Retail — 6.5%
Albertson’s, Inc.(b)	107,444	2,221,942
AutoNation, Inc.(a)(b)	74,300	1,524,636
AutoZone, Inc.(a)(b)	20,700	1,913,922
Bed Bath & Beyond, Inc.(a)	80,000	3,342,400
Best Buy Co., Inc.(b)	86,350	5,919,293
Big Lots, Inc.(a)	35,200	466,048
Circuit City Stores, Inc.	55,200	954,408
Coach, Inc.(a)	106,400	3,571,848
Costco Wholesale Corp.(b)	132,332	5,931,120
CVS Corp.	222,600	6,470,982
Dillard’s, Inc. (Class “A” Stock)	25,750	603,065
Dollar General Corp.	90,203	1,836,533
Family Dollar Stores, Inc.	45,600	1,190,160
Federated Department Stores, Inc.(b)	48,400	3,546,752
Gap, Inc.	230,287	4,548,168
Home Depot, Inc.	619,919	24,114,849
J.C. Penney Co., Inc.	81,700	4,295,786
Kohl’s Corp.(a)(b)	90,500	5,059,855
Kroger Co.(a)	210,700	4,009,621
Limited Brands	109,796	2,351,830
Liz Claiborne, Inc.	31,800	1,264,368
Lowe’s Cos., Inc.(b)	216,700	12,616,274
May Department Stores Co.	79,600	3,196,736
Nordstrom, Inc.(b)	38,300	2,603,251
Office Depot, Inc.(a)(b)	89,000	2,032,760
OfficeMax, Inc.	21,886	651,546
Safeway, Inc.	125,300	2,830,527
Sears Holdings Corp.(a)	26,112	3,913,406
Sherwin-Williams Co.	39,700	1,869,473
Staples, Inc.	216,600	4,617,912
Starbucks Corp.(a)(b)	113,600	5,868,576
Supervalu, Inc.(a)(b)	39,000	1,271,790
Target Corp.	251,168	13,666,051
Tiffany & Co.(b)	35,300	1,156,428
TJX Cos., Inc.(b)	126,400	3,077,840

SEE NOTES TO FINANCIAL STATEMENTS.

B82

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Toys ‘R’ Us, Inc.(a)	61,250	$1,621,900
Wal-Mart Stores, Inc.	960,700	46,305,740
Walgreen Co.(b)	286,700	13,185,333

		205,623,129

Rubber — 0.1%
B.F. Goodrich Co.	31,800	1,302,528
Cooper Tire & Rubber Co.(b)	18,900	350,973
Goodyear Tire & Rubber Co.(a)(b)	49,200	733,080

		2,386,581

Telecommunications — 4.2%
ADC Telecommunications, Inc.(a)	33,200	722,764
Alltel Corp.(b)	86,400	5,380,992
Andrew Corp.(a)(b)	28,112	358,709
AT&T Corp.	230,473	4,388,206
BellSouth Corp.(b)	517,100	13,739,347
CenturyTel, Inc.(b)	40,400	1,399,052
CIENA Corp.(a)	151,600	316,844
Citizens Communications Co.	90,300	1,213,632
Lucent Technologies, Inc.(a)(b)	1,225,805	3,567,093
Motorola, Inc.	699,595	12,774,605
Nextel Communications, Inc. (Class “A” Stock)(a)	322,700	10,426,437
QUALCOMM, Inc.	462,700	15,273,727
Qwest Communications International, Inc.(a)	509,847	1,891,532
SBC Communications, Inc.(b)	933,974	22,181,882
Scientific-Atlanta, Inc.	50,700	1,686,789
Sprint Corp.(b)	408,900	10,259,301
Tellabs, Inc.(a)	116,000	1,009,200
Verizon Communications, Inc.	786,338	27,167,978

		133,758,090

Textiles — 0.1%
VF Corp.(b)	27,136	1,552,722

Tobacco — 0.2%
Reynolds American, Inc.(b)	35,600	2,805,280
UST, Inc.(b)	47,900	2,187,114

		4,992,394

Toy Manufacturer — 0.1%
Hasbro, Inc.(b)	47,650	990,644
Mattel, Inc.(b)	119,781	2,191,992

		3,182,636

Trucking & Shipping — 0.9%
FedEx Corp.	85,340	6,913,393
Ryder System, Inc.	17,600	644,160
United Parcel Service, Inc. (Class “B” Stock)	316,400	21,882,224

		29,439,777

Utilities–Electric & Gas — 0.5%
Dynegy, Inc. (Class “A” Stock)(a)(b)	113,300	550,638
Exelon Corp.	187,550	9,626,942
KeySpan Corp.	44,800	1,823,360
NiSource, Inc.	73,000	1,805,290
Progress Energy, Inc.(b)	70,314	3,181,005

		16,987,235

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Utilities – Electric — 2.0%
Allegheny Energy, Inc.(a)(b)	36,700	$925,574
Ameren Corp.	55,300	3,058,090
American Electric Power Co., Inc.(b)	107,940	3,979,748
Calpine Corp.(a)(b)	119,900	407,660
CenterPoint Energy, Inc.(b)	90,610	1,196,958
CMS Energy Corp.(a)	53,000	798,180
Consolidated Edison, Inc.(b)	67,600	3,166,384
Constellation Energy Group	51,050	2,945,075
Dominion Resources, Inc.(b)	94,442	6,931,098
DTE Energy Co.	48,600	2,273,022
Duke Energy Co.(b)	271,962	8,085,430
Edison International	91,700	3,718,435
Entergy Corp.	63,200	4,774,760
FirstEnergy Corp.	91,236	4,389,364
FPL Group, Inc.(b)	107,000	4,500,420
Public Service Enterprise Group, Inc.	64,800	3,941,136
Southern Co.(b)	207,100	7,180,157
TECO Energy, Inc.	49,700	939,827

		63,211,318

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)(b)	90,200	715,286
Waste Management, Inc.	162,430	4,603,266

		5,318,552

TOTAL LONG-TERM INVESTMENTS (cost $2,360,676,400)		3,090,466,552

SHORT-TERM INVESTMENTS — 21.1%
Money Market Mutual Fund — 20.9%
Dryden Core Investment Fund —Taxable Money Market Series (Note 4)(c)(d)	660,836,871	660,836,871

	Principal Amount (000)
U.S. Government Obligation — 0.2%
United States Treasury Bills(f) 2.96%, 9/15/05	$6,200	6,160,754

TOTAL SHORT-TERM INVESTMENTS
(cost $666,998,455)		666,997,625

TOTAL INVESTMENTS — 118.7%
(cost $3,027,674,855; Note 6)		3,757,464,177
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (18.7)%		(591,721,509)

NET ASSETS — 100.0%		$3,165,742,668

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $566,604,696; cash collateral of $592,295,718 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security segregated as collateral for futures contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

B83

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

(f)	Rate quoted represents yield-to-maturity at purchase date.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

(h)	Indicates a restricted security.

Open	futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Depreciation
Long Positions:
256	S&P 500 Index	Sep 05	$77,496,513	$76,512,000	$(984,513)

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 18.7% of collateral received for securities on loan)	20.9%
Drugs & Medical Supplies	9.5%
Financial Services	8.6%
Computer Services	6.5%
Retail	6.5%
Banks and Savings & Loans	6.4%
Oil & Gas	5.4%
Insurance	4.3%
Telecommunications	4.2%
Electronics	4.0%
Food & Beverage	3.7%
Diversified Manufacturing Operations	3.4%
Hospitals/Healthcare Management	3.4%
Media	3.1%
Computers	3.0%
Cosmetics & Soaps	2.2%
Miscellaneous-Basic Industry	2.1%
Utilities – Electric	2.0%
Aerospace	2.0%
Oil & Gas Services	1.8%
Oil & Gas Exploration/Production	1.3%
Diversified Consumer Products	1.3%
Chemicals	1.2%
Leisure	1.2%
Trucking & Shipping	0.9%
Autos – Cars & Trucks	0.8%
Machinery	0.8%
Commercial Services	0.8%
Miscellaneous – Consumer Growth/Staple	0.6%
Restaurants	0.5%
Utilities – Electric & Gas	0.5%
Real Estate Investment Trust	0.5%
Forest Products	0.5%
Railroads	0.5%
Construction	0.3%
Household Products & Personal Care	0.3%
Electrical Services	0.3%
Gas Pipelines	0.3%
Mineral Resources	0.3%
Housing Related	0.3%
Diversified Office Equipment	0.3%
Apparel	0.2%
Diversified Operations	0.2%
Precious Metals	0.2%
Metals – Non Ferrous	0.2%
U.S. Government Obligation	0.2%
Waste Management	0.2%
Tobacco	0.2%
Advertising	0.1%

Education	0.1%
Metals – Ferrous	0.1%
Toy Manufacturer	0.1%
Airlines	0.1%
Containers	0.1%
Rubber	0.1%
Textiles	0.1%
Human Resources	0.0%

118.7%
Liabilities in excess of other assets	(18.7)%

Total	100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B84

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 4.2%
Empresa Brasileira de Aeronautica S. A. ADR (Brazil)(b)	572,100	$18,919,347
Honeywell International, Inc.	439,300	16,091,559
Lockheed Martin Corp.(b)	281,600	18,267,392
Northrop Grumman Corp.	271,700	15,011,425

		68,289,723

Capital Markets — 7.4%
Bank of New York Co., Inc. (The)	708,700	20,396,386
Lazard Ltd. (Class “A” Stock)(a)(b)	946,300	22,001,475
Lehman Brothers Holdings, Inc.(b)	336,800	33,437,504
Mellon Financial Corp.	408,300	11,714,127
Merrill Lynch & Co., Inc.(b)	572,100	31,471,221

		119,020,713

Chemicals — 3.0%
E.I. du Pont de Nemours & Co.	368,300	15,840,583
Huntsman Corp.(a)(b)	681,500	13,814,005
Mosaic Co. (The)(a)(b)	1,163,200	18,099,392

		47,753,980

Commercial Banks — 1.9%
Bank of America Corp.	679,684	31,000,387

Commercial Services & Supplies — 2.7%
Cendant Corp.	894,700	20,014,439
Waste Management, Inc.	826,300	23,417,342

		43,431,781

Communications Equipment — 1.6%
Avaya, Inc.(a)	1,741,800	14,491,776
Nortel Networks Corp.(a)(b)	4,346,900	11,345,409

		25,837,185

Computers & Peripherals — 2.1%
Dell, Inc.(a)	437,400	17,281,674
Seagate Technology	917,400	16,100,370

		33,382,044

Consumer Finance — 1.5%
American Express Services Co.	182,500	9,714,475
MBNA Corp.	553,800	14,487,408

		24,201,883

Diversified Financial Services — 6.4%
Citigroup, Inc.	980,000	45,305,400
J.P. Morgan Chase & Co.(b)	633,800	22,385,816
PHH Corp.(a)	441,100	11,345,092
Principal Financial Group, Inc. (The)(b)	593,800	24,880,220

		103,916,528

Diversified Telecommunication Services — 2.3%
ALLTEL Corp.(b)	268,300	16,709,724
SBC Communications, Inc.(b)	859,100	20,403,625

		37,113,349

Electric Utilities — 2.0%
E.ON AG ADR (Germany)(b)	406,500	12,036,465
Exelon Corp.	410,500	21,070,965

		33,107,430

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Energy Equipment & Services — 3.7%
ENSCO International, Inc.	222,500	$7,954,375
GlobalSantaFe Corp.	687,700	28,058,160
Halliburton Co.	504,500	24,125,190

		60,137,725

Food Products — 1.5%
Cadbury Schweppes PLC ADR (United Kingdom)	649,400	24,891,502

Food & Staples Retailing — 2.8%
Kroger Co. (The)(a)	2,347,000	44,663,410

Healthcare Providers & Services — 4.2%
CIGNA Corp.	257,200	27,528,116
Express Scripts, Inc.(a)(b)	493,300	24,655,134
Medco Health Solutions, Inc.(a)(b)	286,404	15,282,517

		67,465,767

Hotels, Restaurants & Leisure — 1.7%
GTECH Holdings Corp.	444,500	12,997,180
McDonald’s Corp.	518,000	14,374,500

		27,371,680

Household Products — 1.3%
Kimberly-Clark Corp.	327,200	20,479,448

Independent Power Producers & Energy Traders — 1.5%
TXU Corp.(b)	292,700	24,320,443

Industrial Conglomerates — 3.7%
General Electric Co.	822,400	28,496,160
Tyco International Ltd.	1,072,600	31,319,920

		59,816,080

Insurance — 5.9%
American International Group, Inc.	569,400	33,082,140
Axis Capital Holdings Ltd.	576,500	16,314,950
Genworth Financial, Inc. (Class “A” Stock)(b)	593,500	17,941,505
Loews Corp.	355,000	27,512,500

		94,851,095

Internet & Catalog Retail — 0.7%
IAC/InterActiveCorp(a)(b)	505,200	12,150,060

IT Services — 2.2%
Accenture Ltd. (Class “A” Stock)(a)	720,200	16,326,934
SunGard Data Systems, Inc.(a)	539,400	18,970,698

		35,297,632

Media — 2.8%
EchoStar Communications Corp. (Class “A” Stock)	543,700	16,392,555
News Corp. (Class “A” Stock)	871,402	14,099,284
Viacom, Inc. (Class “B” Stock)	454,629	14,557,221

		45,049,060

Metals & Mining — 3.0%
Inco Ltd.	629,300	23,756,075
Phelps Dodge Corp.	269,800	24,956,500

		48,712,575

Multi Utilities — 1.0%
Sempra Energy	405,300	16,742,943

Office Electronics — 1.6%
Xerox Corp.(a)	1,923,800	26,529,202

SEE NOTES TO FINANCIAL STATEMENTS.

B85

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil, Gas & Consumable Fuels — 12.5%
Eni S.p.A. ADR (Italy)(b)	219,700	$28,165,540
EOG Resources, Inc.	536,100	30,450,480
ExxonMobil Corp.	239,600	13,769,812
Nexen, Inc.	1,280,200	38,866,872
Occidental Petroleum Corp.(b)	505,200	38,865,036
Suncor Energy, Inc.	867,200	41,035,904
Trident Resources Corp. (Canada) (Cost $11,549,265; purchase date 3/11/05)(a)(f)	278,037	11,346,597

		202,500,241

Paper & Forest Products — 1.1%
Georgia-Pacific Corp.	536,800	17,070,240

Pharmaceuticals — 5.4%
Eli Lilly & Co.	259,800	14,473,458
Novartis AG, ADR (Switzerland)	507,000	24,052,080
Pfizer, Inc.	705,300	19,452,174
Sanofi-Aventis ADR (France)	388,400	15,920,516
Teva Pharmaceutical Industries Ltd. ADR (Israel)(b)	409,500	12,751,830

		86,650,058

Software — 1.8%
Computer Associates International, Inc.(b)	584,706	16,067,721
Microsoft Corp.	515,100	12,795,084

		28,862,805

Tobacco — 2.6%
Altria Group, Inc.	643,400	41,602,244

Wireless Telecommunication Services — 2.2%
Nextel Communications, Inc. (Class “A” Stock)(a)	1,087,100	35,124,201

TOTAL LONG-TERM INVESTMENTS (cost $1,289,254,820)		1,587,343,414

SHORT-TERM INVESTMENTS — 20.0%
Mutual Fund
Dryden Core Investment Fund —Taxable Money Market Series, (cost $322,173,575)(c)(d)	322,173,575	322,173,575

TOTAL INVESTMENTS(e) — 118.3% (cost $1,611,428,395; Note 6)		1,909,516,989
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.3)%		(295,113,620)

NET ASSETS — 100.0%		$1,614,403,369

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Mutual Fund (including 18.2% of collateral received for securities on loan)	20.0%
Oil, Gas & Consumable Fuels	12.5%
Capital Markets	7.4%
Diversified Financial Services	6.4%
Insurance	5.9%
Pharmaceuticals	5.4%
Aerospace & Defense	4.2%
Healthcare Providers & Services	4.2%
Energy Equipment & Services	3.7%
Industrial Conglomerates	3.7%
Metals & Mining	3.0%
Chemicals	3.0%
Media	2.8%
Food & Staples Retailing	2.8%
Commercial Services & Supplies	2.7%
Tobacco	2.6%
Diversified Telecommunication Services	2.3%
IT Services	2.2%
Wireless Telecommunication Services	2.2%
Computers & Peripherals	2.1%
Electric Utilities	2.0%
Commercial Banks	1.9%
Software	1.8%
Hotels, Restaurants & Leisure	1.7%
Office Electronics	1.6%
Communications Equipment	1.6%
Food Products	1.5%
Independent Power Producers & Energy Traders	1.5%
Consumer Finance	1.5%
Household Products	1.3%
Paper & Forest Products	1.1%
Multi-Utilities & Unregulated Power	1.0%
Internet & Catalog Retail	0.7%

118.3%
Liabilities in excess of other assets	(18.3)%

100.0%

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of $280,711,172; cash collateral $293,350,481 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	As of June 30, 2005 1 security representing $11,346,597 and .59% of the total market value of the portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.

(f)	Indicates a restricted security and deemed illiquid. The aggregate cost is $11,549,265. The aggregate value of $11,346,597 at June 30, 2005 is approximately .70% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

B86

ZERO COUPON BOND PORTFOLIO 2005

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 91.4%	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal National Mortgage Association	01/24/06	$2,320	$2,274,226
Financing Corp.	11/11/05	425	419,660
Financing Corp.	08/08/07	2,070	1,910,101
United States Treasury Strip	08/15/05	41,095	40,937,401
United States Treasury Strip	02/15/06	7,970	7,804,551

TOTAL LONG-TERM INVESTMENTS (cost $52,983,333)			53,345,939

SHORT-TERM INVESTMENTS — 0.5%		Shares
MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(a) (cost $293,339; Note 4)		293,339	293,339

TOTAL INVESTMENTS — 91.9% (cost $53,276,672; Note 6)			53,639,278
OTHER ASSETS IN EXCESS OF LIABILITIES — 8.1%			4,719,938

NET ASSETS — 100.0%			$58,359,216

(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The security type classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

U.S. Government Treasuries	83.5%
U.S. Government Agencies	7.9%
Money Market Mutual Fund	0.5%

91.9%
Other assets in excess of liabilities	8.1%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B87

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of thirty-three Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to fourteen Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Jennison Portfolio, Money Market Portfolio, Natural Resources Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio, Value Portfolio and Zero Coupon Bond Portfolio 2005.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. Treasuries and agencies and mortgage-related securities.

High Yield Bond Portfolio:    High total return by investing primarily in medium to lower rated debt securities.

Jennison Portfolio:    Long-term growth of capital by investing primarily in equity securities of established companies that the Portfolio manager believes offer above-average growth prospects.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity by investing in high quality short-term money market securities issued by the U.S government and its agencies, as well as commercial paper, asset backed securities, certificates of deposit and other obligations issued by banks, corporations and other companies, that generally mature in 13 months or less.

Natural Resources Portfolio:    Long-term growth of capital by investing primarily in stocks of companies that operate within, or do business with, the natural resources sector of the economy.

Small Capitalization Stock Portfolio:    Long-term growth of capital that corresponds to the price and yield performance of the Standard & Poor’s Small Capitalization Stock Index (the “S&P 600 SmallCap Index”) by investing primarily in stocks of the S&P 600 SmallCap Index.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

Value Portfolio:    Capital appreciation by investing in equity and equity-related securities that are undervalued.

Zero Coupon Bond Portfolio 2005:    Highest predictable compound investment for a specific period of time, consistent with safety of invested capital by investing primarily in debt obligations of the U.S. Treasury and corporations, issued without interest coupons or stripped of their interest coupons.

C1

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2005, the Jennison Portfolio, the Global Portfolio and the Natural Resources Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The High Yield Bond and Natural Resources Portfolios may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by these portfolios at June 30, 2005 include registration rights, under which the portfolios may demand registration by the issuer, of which the portfolios may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

C2

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond Portfolio may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale

C3

or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swaps:    Certain portfolios of the Series Fund may enter into swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolios enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (Market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gains (losses) are realized on the termination date of the swap and are equal to the difference between a Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolios may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolio’s with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gains daily. The Diversified Bond, Government Income, High Yield Bond and Zero Coupon Bond 2005 Portfolios will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. All other Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), GE Asset Management (“GEAM”), and Salomon Brothers Asset Management (“Salomon”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

C5

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.40
Natural Resources Portfolio	0.45	0.45
Small Capitalization Stock Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion	0.35
	0.30% over $4 billion
Value Portfolio	0.40	0.40
Zero Coupon Bond Portfolio 2005	0.40	0.40

The Subadvisers provide investment advisory services to the Portfolios as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PIM
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, GEAM, Salomon
Flexible Managed Portfolio	PIM
Global Portfolio	Jennison
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	PIM
Stock Index Portfolio	PIM
Value Portfolio	Jennison
Zero Coupon Bond Portfolio 2005	PIM

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

C6

PI has agreed to reimburse each Portfolio the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense limit	Class II Expense limit
Conservative Balanced Portfolio	0.75%	N/A
Diversified Bond Portfolio	0.75	N/A
Equity Portfolio	0.75	1.15%
Flexible Managed Portfolio	0.75	N/A
Government Income Portfolio	0.75	N/A
High Yield Bond Portfolio	0.75	N/A
Jennison Portfolio	0.75	1.15
Money Market Portfolio	0.75	N/A
Natural Resources Portfolio	0.75	1.15
Small Capitalization Stock Portfolio	0.75	N/A
Stock Index Portfolio	0.75	N/A
Value Portfolio	0.75	1.15
Zero Coupon Bond Portfolio 2005	0.75	N/A

N/A – Not applicable – Portfolio does not currently have Class II shares.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expense paid to nonaffiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s securities lending agent. For the six months ended June 30, 2005, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
Conservative Balanced Portfolio	$123,786
Diversified Bond Portfolio	48,818
Equity Portfolio	82,401
Flexible Managed Portfolio	212,626
Global Portfolio	67,937
Government Income Portfolio	16,242
High Yield Bond Portfolio	137,053
Jennison Portfolio	89,389
Natural Resources Portfolio	145,489
Small Capitalization Stock Portfolio	84,887
Stock Index Portfolio	137,620
Value Portfolio	95,750

For the six months ended June 30, 2005, Prudential Equity Group, LLC, an indirect wholly-owned subsidiary of Prudential, and Wachovia Securities, LLC, an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group	Wachovia
Equity Portfolio	$56,148	$83,192
Global Portfolio	9,377	1,189
Jennison Portfolio	25,328	11,675
Natural Resources Portfolio	5,955	—
Value Portfolio	11,289	3,995

C7

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2005, the following Portfolios earned income from the Series by investing their excess cash and collateral from securities lending. See Note 2 relating to Securities Lending:

Portfolio	Excess Cash Investment	Securities Lending Cash Collateral Investment
Conservative Balanced Portfolio	$3,172,554	$353,051
Diversified Bond Portfolio	725,590	131,668
Equity Portfolio	533,523	227,355
Flexible Managed Portfolio	3,315,803	500,695
Global Portfolio	74,847	174,481
Government Income Portfolio	1,136,971	62,697
High Yield Bond Portfolio	1,025,019	388,606
Jennison Portfolio	414,112	241,885
Natural Resources Portfolio	155,553	430,755
Small Capitalization Stock Portfolio	17,854	222,743
Stock Index Portfolio	1,165,334	346,525
Value Portfolio	426,440	243,048
Zero Coupon Bond Portfolio 2005	16,133	—

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2005 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$1,496,869,241
Diversified Bond Portfolio	387,596,192
Equity Portfolio	1,357,414,705
Flexible Managed Portfolio	2,242,872,017
Global Portfolio	274,123,700
Government Income Portfolio	17,033,360
High Yield Bond Portfolio	450,141,039
Jennison Portfolio	627,239,226
Natural Resources Portfolio	244,452,307
Small Capitalization Stock Portfolio	52,572,933
Stock Index Portfolio	193,821,222
Value Portfolio	449,283,124
Zero Coupon Bond Portfolio 2005	—

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$1,521,021,830
Diversified Bond Portfolio	428,998,252
Equity Portfolio	1,509,778,476
Flexible Managed Portfolio	2,388,305,643
Global Portfolio	246,885,799
Government Income Portfolio	15,385,412
High Yield Bond Portfolio	322,008,897
Jennison Portfolio	635,443,994
Natural Resources Portfolio	249,396,158
Small Capitalization Stock Portfolio	69,705,568
Stock Index Portfolio	71,304,727
Value Portfolio	484,397,424
Zero Coupon Bond Portfolio 2005	—

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Note 6:	Tax Information

For federal income tax purposes, at December 31, 2004 the following Portfolios had capital loss carryforward:

Portfolio	Approximate Capital Loss Carryforward(a)		Expiration
			2007	2008	2009	2010	2011
Equity Portfolio	$747,785,000		—	—	$16,370,000	$525,994,000	$205,421,000
Flexible Managed Portfolio	140,450,000		—	—	—	140,450,000	—
Global Portfolio	217,927,000		—	—	67,079,000	145,175,000	5,673,000
Government Income Portfolio	3,257,000	(b)	—	—	—	—	—
High Yield Bond Portfolio	260,499,000		$18,627,000	$59,264,000	80,595,000	102,013,000	—
Jennison Portfolio	1,141,208,000		—	—	512,257,000	508,642,000	120,309,000
Value Portfolio	138,535,000		—	—	—	94,300,000	44,235,000

(a)	No capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.
(b)	Expiring in 2012.
It is uncertain whether the respective Portfolios will be able to realize the full benefit prior to the expiration date.

The following Portfolios have elected to treat post-October losses incurred in the period November 1, 2004 through December 31, 2004 as being incurred in the current fiscal year:

	Approximate Post October Losses
Portfolio	Currency	Capital
Diversified Bond Portfolio	$114,500	—
Equity Portfolio	800	—
Global Portfolio	—	$230,456
High Yield Bond Portfolio	2,068	—
Jennison Portfolio	81,400	—
Natural Resources Portfolio	44,200	—
Value Portfolio	1,400	—

The United States federal income tax basis and unrealized appreciation (depreciation) of the Series Fund’s investments as of June 30, 2005 were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation/ (Depreciation)
Conservative Balanced Portfolio	$3,307,437,575	$366,738,703	$313,125,589	$53,613,114
Diversified Bond Portfolio	1,328,985,836	22,107,170	5,090,278	17,016,892
Equity Portfolio	3,920,774,737	570,728,229	113,337,115	457,391,114
Flexible Managed Portfolio	4,030,623,228	270,000,964	99,437,231	170,563,733
Global Portfolio	721,478,161	74,656,568	17,075,245	57,581,323
Government Income Portfolio	464,459,511	6,053,632	1,160,541	4,893,091
High Yield Bond Portfolio	1,876,831,410	70,152,819	52,184,169	17,968,650
Jennison Portfolio	2,118,437,005	365,947,915	42,571,803	323,376,112
Natural Resources Portfolio	669,770,763	258,703,627	8,589,227	250,114,400
Small Capitalization Stock Portfolio	677,879,622	242,841,351	56,892,816	185,948,535
Stock Index Portfolio	3,029,176,468	1,048,179,568	319,891,859	728,287,709
Value Portfolio	1,613,312,801	323,477,335	27,273,147	296,204,188
Zero Coupon Bond Portfolio 2005	53,276,672	362,606	—	362,606

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investments companies.

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Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2005, the Equity, Jennison, and Value Portfolios have Class II shares outstanding.

Transactions in shares of common stock of the Equity, Jennison, Value and Natural Resources Portfolios were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	1,639,694	$35,751,446
Capital stock issued in connection with the merger	1,320,590	28,041,417
Capital stock issued in reinvestment of dividends and distributions	41,888	901,423
Capital stock repurchased	(9,242,390)	(201,927,895)

Net increase (decrease) in shares outstanding	(6,240,218)	$(137,233,609)

Year ended December 31, 2004:
Capital stock sold	4,880,675	$101,956,955
Capital stock issued in reinvestment of dividends and distributions	2,300,409	50,405,570
Capital stock repurchased	(17,020,123)	(355,777,280)

Net increase (decrease) in shares outstanding	(9,839,039)	$(203,414,755)

Class II
Six months ended June 30, 2005:
Capital stock sold	14,838	$325,649
Capital stock repurchased	(2,659)	(58,118)

Net increase (decrease) in shares outstanding	12,179	$267,531

Year ended December 31, 2004:
Capital stock sold	21,633	$457,593
Capital stock issued in reinvestment of dividends and distributions	419	9,198
Capital stock repurchased	(11,341)	(235,818)

Net increase (decrease) in shares outstanding	10,711	$230,973

Jennison Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	6,552,940	$114,935,888
Capital stock issued in reinvestment of dividends and distributions	25,214	429,383
Capital stock repurchased	(8,037,060)	(141,836,487)

Net increase (decrease) in shares outstanding	(1,458,906)	$(26,471,216)

Year ended December 31, 2004:
Capital stock sold	19,266,794	$323,093,604
Capital stock issued in reinvestment of dividends and distributions	502,353	8,976,218
Capital stock repurchased	(13,717,853)	(230,738,958)

Net increase (decrease) in shares outstanding	6,051,294	$101,330,864

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Class II	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	211,969	$3,670,894
Capital stock repurchased	(508,003)	(8,863,432)

Net increase (decrease) in shares outstanding	(296,034)	$(5,192,538)

Year ended December 31, 2004:
Capital stock sold	1,014,749	$16,762,616
Capital stock issued in reinvestment of dividends and distributions	1,922	34,040
Capital stock repurchased	(802,631)	(13,178,750)

Net increase (decrease) in shares outstanding	214,040	$3,617,906

Natural Resources Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	861,775	$28,825,008
Capital stock issued in reinvestment of dividends and distributions	1,857,002	60,036,860
Capital stock repurchased	(560,452)	(18,244,690)

Net increase (decrease) in shares outstanding	2,158,325	$70,617,178

Year ended December 31, 2004:
Capital stock sold	1,401,282	$39,851,530
Capital stock issued in reinvestment of dividends and distributions	1,462,209	38,397,620
Capital stock repurchased	(1,476,976)	(41,027,681)

Net increase (decrease) in shares outstanding	1,386,515	$37,221,469

Class II*
For the period ended June 30, 2005:
Capital stock sold	9,735	$319,033
Capital stock repurchased	(14)	(453)

Net increase (decrease) in shares outstanding	9,721	$318,580

Value Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	1,537,940	$30,739,334
Capital stock issued in reinvestment of dividends and distributions	81,634	1,624,516
Capital stock repurchased	(4,078,691)	(81,709,183)

Net increase (decrease) in shares outstanding	(2,459,117)	$(49,345,333)

Year ended December 31, 2004:
Capital stock sold	3,957,617	$72,230,270
Capital stock issued in reinvestment of dividends and distributions	1,040,398	20,412,598
Capital stock repurchased	(8,791,625)	(160,544,530)

Net increase (decrease) in shares outstanding	(3,793,610)	$(67,901,662)

Class II
Six months ended June 30, 2005:
Capital stock sold	12,648	$250,454
Capital stock repurchased	(11,360)	(225,433)

Net increase (decrease) in shares outstanding	1,288	$25,021

Year ended December 31, 2004:
Capital stock sold	3,819	$70,179
Capital stock issued in reinvestment of dividends and distributions	1,345	26,411
Capital stock repurchased	(20,606)	(371,071)

Net increase (decrease) in shares outstanding	(15,442)	$(274,481)

*	Commencement of offering, April 28, 2005.

C11

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of ..075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005.

The following Portfolios utilized the line of credit during the six months ended June 30, 2005. The average balance is for the number of days the Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
Equity Portfolio	$411,000	1	3.46%
Global Portfolio	341,000	9	3.39%
Jennison Portfolio	233,000	20	3.02%
Small Capitalization Stock Portfolio	1,861,000	48	2.94%
Flexible Managed Portfolio	61,003,000	2	3.05%

Note 9:	Other

The Zero Coupon Bond Portfolio 2005 will liquidate as of November 15, 2005. On the liquidation date, all of the securities held by the Portfolio will be sold and all outstanding shares of the Portfolio will be redeemed.

Note 10:	Reorganization

On November 18, 2004, the Board of Directors of the Series Fund approved an Agreement and Plan of Reorganization (“the Plan”) which provided for the transfer of all the assets of the SP MFS Capital Opportunities Portfolio to the Equity Portfolio and the assumption of its liabilities.

Shareholders approved the Plan at a meeting on April 19, 2005 and the reorganization took place on April 29, 2005. The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Fund	Shares
SP MFS Capital Opportunities Portfolio	4,239,055

Acquiring Fund	Shares Issued	Total Net Assets Acquired
Equity Portfolio	1,320,590	$28,041,417

The aggregate net assets and unrealized appreciation of the Merged and Acquiring Portfolios immediately before the merger and the amount of the capital loss carryforward of the Merged Portfolio (subject to future utilization by the Acquiring Portfolio) were as follows:

Merged Fund	Total Net Assets	Unrealized Appreciation	Capital Loss Carryforward*
SP MFS Capital Opportunities Portfolio	$28,041,417	$697,864	$1,494,000

Acquiring Fund
Equity Portfolio	$3,833,180,027

*	The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.
Note 11:	Ownership

As of June 30, 2005, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

C12

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.10		$14.34	$12.43	$13.69	$14.63	$15.36

Income From Investment Operations:
Net investment income	0.18		0.34	0.28	0.34	0.44	0.59
Net realized and unrealized gains (losses) on investments	(0.15)		0.78	1.99	(1.57)	(0.75)	(0.65)

Total from investment operations	0.03		1.12	2.27	(1.23)	(0.31)	(0.06)

Less Distributions:
Dividends from net investment income	(0.35)		(0.28)	(0.36)	—	(0.48)	(0.56)
Distributions from net realized gains	(0.15)		(0.08)	—	(0.03)	(0.15)	(0.11)
Distributions in excess of net realized gains	—		—	—	—	—	—

Total distributions	(0.50)		(0.36)	(0.36)	(0.03)	(0.63)	(0.67)

Net Asset Value, end of period	$14.63		$15.10	$14.34	$12.43	$13.69	$14.63

Total Investment Return(a)	0.28%		8.04%	18.77%	(8.98)%	(2.02)%	(0.48)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,791.9		$2,893.6	$2,895.0	$2,660.3	$3,259.7	$3,714.3
Ratios to average net assets:
Expenses	0.59	%(b)	0.59%	0.58%	0.58%	0.58%	0.60%
Net investment income	2.39	%(b)	2.27%	2.02%	2.49%	3.05%	3.79%
Portfolio turnover rate	56	%(c)	153%	248%	260%	239%	85%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.28		$11.17	$10.82	$11.36	$11.28	$10.95

Income From Investment Operations:
Net investment income	0.28		0.52	0.45	0.57	0.67	0.77
Net realized and unrealized gains on investments	0.04		0.09	0.35	0.17	0.12	0.26

Total from investment operations	0.32		0.61	0.80	0.74	0.79	1.03

Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.50)	(0.45)	(1.27)	(0.71)	(0.70)
Distributions from net realized gains	(0.08)		—	—	—	—	— (b)
Tax return of capital distributions	—		—	—	(0.01)	—	—

Total dividends and distributions	(0.39)		(0.50)	(0.45)	(1.28)	(0.71)	(0.70)

Net Asset Value, end of period	$11.21		$11.28	$11.17	$10.82	$11.36	$11.28

Total Investment Return(a)	2.92%		5.59%	7.49%	7.07%	6.98%	9.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,192.8		$1,283.7	$1,418.0	$1,370.3	$1,400.7	$1,269.8
Ratios to average net assets:
Expenses	0.45	%(c)	0.45%	0.44%	0.44%	0.44%	0.45%
Net investment income	4.85	%(c)	4.57%	4.02%	5.25%	6.35%	6.83%
Portfolio turnover rate	145	%(d)	382%	706%	595%	257%	139%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total Returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Equity Portfolio Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.31		$20.55	$15.75	$20.49	$24.50		$28.90

Income From Investment Operations:
Net investment income	0.11		0.28	0.17	0.17	0.18		0.51
Net realized and unrealized gains (losses) on investments	(0.07)		1.75	4.81	(4.75)	(2.83)		0.26

Total from investment operations	0.04		2.03	4.98	(4.58)	(2.65)		0.77

Less Distributions:
Dividends from net investment income	(0.01)		(0.27)	(0.18)	(0.16)	(0.18)		(0.51)
Distributions in excess of net investment income	—		—	—	—	—		(0.02)
Distributions from net realized gains	—		—	—	—	(1.18)		(4.64)

Total dividends and distributions	(0.01)		(0.27)	(0.18)	(0.16)	(1.36)		(5.17)

Net Asset Value, end of period	$22.34		$22.31	$20.55	$15.75	$20.49		$24.50

Total Investment Return(a)	0.11%		9.93%	31.65%	(22.34)%	(11.18)%		3.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,000.8		$4,135.7	$4,012.3	$3,273.6	$4,615.9	$	,652.7
Ratios to average net assets:
Expenses	0.49	%(b)	0.48%	0.49%	0.48%	0.49%		0.49%
Net investment income	1.01	%(b)	1.29%	0.96%	0.88%	0.84%		1.75%
Portfolio turnover rate	35	%(c)	50%	54%	54%	153%		78%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Equity Portfolio Class II
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.34		$20.58	$15.76	$20.49	$24.51	$28.92

Income From Investment Operations:
Net investment income	0.06		0.20	0.08	0.09	0.09	0.39
Net realized and unrealized gains (losses) on investments	(0.07)		1.74	4.83	(4.72)	(2.83)	0.26

Total from investment operations	(0.01)		1.94	4.91	(4.63)	(2.74)	0.65

Less Distributions:
Dividends from net investment income	—		(0.18)	(0.09)	(0.10)	(0.10)	(0.40)
Distributions in excess of net investment income	—		—	—	—	—	(0.02)
Distributions from net realized gains	—		—	—	—	(1.18)	(4.64)

Total dividends and distributions	—		(0.18)	(0.09)	(0.10)	(1.28)	(5.06)

Net Asset Value, end of period	$22.33		$22.34	$20.58	$15.76	$20.49	$24.51

Total Investment Return(a)	(0.04)%		9.51%	31.11%	(22.62)%	(11.57)%	2.83%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.4		$1.1	$0.8	$0.4	$1.1	$1.8
Ratios to average net assets:
Expenses	0.89	%(b)	0.88%	0.89%	0.88%	0.89%	0.91%
Net investment income	0.61	%(b)	0.91%	0.54%	0.46%	0.45%	1.26%
Portfolio turnover rate	35	%(c)	50%	54%	54%	153%	78%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.58		$15.19	$12.55	$14.79	$16.53	$17.64

Income From Investment Operations:
Net investment income	0.18		0.29	0.22	0.27	0.42	0.61
Net realized and unrealized gains (losses) on investments	(0.13)		1.32	2.70	(2.10)	(1.35)	(0.86)

Total from investment operations	0.05		1.61	2.92	(1.83)	(0.93)	(0.25)

Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.22)	(0.28)	(0.41)	(0.58)	(0.62)
Distributions from net realized gains	—		—	—	—	(0.23)	(0.24)

Total dividends and distributions	(0.32)		(0.22)	(0.28)	(0.41)	(0.81)	(0.86)

Net Asset Value, end of period	$16.31		$16.58	$15.19	$12.55	$14.79	$16.53

Total Investment Return(a)	0.34%		10.74%	23.76%	(12.74)%	(5.68)%	(1.44)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,515.9		$3,883.5	$3,693.6	$3,181.0	$3,896.6	$4,463.8
Ratios to average net assets:
Expenses	0.63	%(b)	0.62%	0.62%	0.63%	0.64%	0.64%
Net investment income	1.84	%(b)	1.83%	1.55%	1.92%	2.61%	3.22%
Portfolio turnover rate	65	%(c)	150%	204%	238%	236%	132%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.43		$15.14	$11.35	$15.29	$23.61	$30.98

Income From Investment Operations:
Net investment income	0.09		0.11	0.10	0.07	0.09	0.07
Net realized and unrealized gains (losses) on investments	(0.24)		1.33	3.74	(3.87)	(3.58)	(5.30)

Total from investment operations	(0.15)		1.44	3.84	(3.80)	(3.49)	(5.23)

Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.15)	(0.05)	(0.14)	(0.06)	(0.07)
Distributions in excess of net investment income	—		—	—	—	—	(0.13)
Distributions from net realized gains	—		—	—	—	(4.77)	(1.94)

Total dividends and distributions	(0.10)		(0.15)	(0.05)	(0.14)	(4.83)	(2.14)

Net Asset Value, end of period	$16.18		$16.43	$15.14	$11.35	$15.29	$23.61

Total Investment Return(a)	(.90)%		9.59%	34.07%	(25.14)%	(17.64)%	(17.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$712.2		$691.1	$665.6	$514.9	$885.0	$1,182.1
Ratios to average net assets:
Expenses	0.83	%(b)	0.84%	0.87%	0.82%	0.84%	0.85%
Net investment income	1.15	%(b)	0.67%	0.78%	0.47%	0.58%	0.25%
Portfolio turnover rate	36	%(c)	128%	88%	75%	67%	95%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.65		$11.92	$12.50	$12.26	$12.02	$11.55

Income From Investment Operations:
Net investment income	0.24		0.49	0.46	0.38	0.65	0.89
Net realized and unrealized gain (losses) on investment	0.08		(0.13)	(0.15)	1.00	0.31	0.52

Total from investment operations	0.32		0.36	0.31	1.38	0.96	1.41

Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.44)	(0.46)	(1.06)	(0.72)	(0.91)
Distributions from net realized gains	—		(0.19)	(0.43)	(0.08)	—	(0.03)

Total dividends and distributions	(0.29)		(0.63)	(0.89)	(1.14)	(0.72)	(0.94)

Net Asset Value, end of period	$11.68		$11.65	$11.92	$12.50	$12.26	$12.02

Total Investment Return(a)	2.82%		3.12%	2.46%	12.05%	8.06%	12.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$404.1		$420.2	$461.5	$484.3	$311.0	$291.5
Ratios to average net assets:
Expenses	0.45	%(b)	0.47%	0.46%	0.44%	0.47%	0.47%
Net investment income	4.09	%(b)	4.07%	3.76%	4.29%	5.53%	6.03%
Portfolio turnover rate	271	%(c)	617%	695%	508%	361%	184%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	High Yield Bond Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.42		$5.29	$4.59	$5.40	$6.14	$7.52

Income From Investment Operations:
Net investment income	0.19		0.39	0.41	0.29	0.58	0.74
Net realized and unrealized gains (losses) on investments	(0.13)		0.13	0.71	(0.21)	(0.62)	(1.30)

Total from investment operations	0.06		0.52	1.12	0.08	(0.04)	(0.56)

Less Dividends:
Dividends from net investment income	(0.18)		(0.39)	(0.42)	(0.89)	(0.70)	(0.82)

Net Asset Value, end of period	$5.30		$5.42	$5.29	$4.59	$5.40	$6.14

Total Investment Return(a)	1.15%		10.30%	25.04%	1.50%	(0.44)%	(7.91)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,620.0		$1,595.7	$1,466.7	$1,128.6	$655.8	$661.3
Ratios to average net assets:
Expenses	0.59	%(b)	0.59%	0.60%	0.58%	0.60%	0.60%
Net investment income	7.12	%(c)	7.42%	8.11%	9.36%	10.93%	10.47%
Portfolio turnover rate	22%		65%	93%	77%	84%	76%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

Financial Highlights

(Unaudited)

	Jennison Portfolio Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.14		$16.62	$12.79	$18.57	$22.97	$32.39

Income From Investment Operations:
Net investment income	0.02		0.08	0.04	0.03	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.08		1.52	3.83	(5.78)	(4.22)	(5.61)

Total from investment operations	0.10		1.60	3.87	(5.75)	(4.18)	(5.60)

Less Dividends and Distributions:
Dividends from net investment income	—	(b)	(0.08)	(0.04)	(0.03)	(0.03)	— (b)
Distributions from net realized gains	—		—	—	—	(0.19)	(3.82)

Total dividends and distributions	—		(0.08)	(0.04)	(0.03)	(0.22)	(3.82)

Net Asset Value, end of period	$18.24		$18.14	$16.62	$12.79	$18.57	$22.97

Total Investment Return(a)	0.57%		9.63%	30.25%	(30.95)%	(18.25)%	(17.38)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$2,029.6		$2,044.1	$1,772.4	$1,388.8	$2,186.9	$2,892.7
Ratios to average net assets:
Expenses	0.63	%(c)	0.64%	0.64%	0.61%	0.64%	0.64%
Net investment income	0.21	%(c)	0.50%	0.28%	0.21%	0.18%	0.02%
Portfolio turnover rate	31	%(d)	74%	69%	74%	86%	89%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

	Jennison Portfolio Class II
	Six Months Ended June 30, 2005		Year Ended December 31,				February 10, 2000(e) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.97		$16.46	$12.70	$18.45	$22.88	$34.25

Income From Investment Operations:
Net investment income (loss)	(0.02)		0.02	(0.01)	(0.02)	0.01	(0.03)
Net realized and unrealized gains (losses) on investments	0.09		1.50	3.77	(5.73)	(4.25)	(7.54)

Total from investment operations	0.07		1.52	3.76	(5.75)	(4.24)	(7.57)

Less Distributions:
Dividends from net investment income	—		(0.01)	—	—	— (d)	—	(d)
Distributions from net realized gains	—		—	—	—	(0.19)	(3.80)

Total distributions	—		(0.01)	—	—	(0.19)	(3.80)

Net Asset Value, end of period	$18.04		$17.97	$16.46	$12.70	$18.45	$22.88

Total Investment Return(a)	0.39%		9.22%	29.61%	(31.17)%	(18.60)%	(22.19)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$79.9		$84.9	$74.3	$48.1	$59.6	$13.3
Ratios to average net assets:
Expenses	1.03	%(b)	1.04%	1.04%	1.01%	1.04%	1.04	%(b)
Net investment income (loss)	(0.19	)%(b)	0.11%	(0.13)%	(0.19)%	(0.19)%	(0.39	)%(b)
Portfolio turnover rate	31	%(c)	74%	69%	74%	86%	89	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Less than $0.005 per share.

(e)	Commencement of offering of Class II Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized and unrealized gains	0.01		0.01	0.08	0.15	0.41	0.60
Dividend and distributions	(0.01)		(0.01)	(0.08)	(0.15)	(0.41)	(0.60)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Investment Return(a)	1.18%		1.01%	0.84%	1.52%	4.22%	6.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$914.4		$885.4	$933.7	$1,366.6	$1,501.9	$1,238.2
Ratios to average net assets:
Expenses	0.45	%(b)	0.45%	0.44%	0.43%	0.43%	0.44%
Net investment income	2.36	%(b)	1.01%	0.84%	1.52%	3.86%	6.03%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

	Natural Resources Portfolio Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.88		$27.49	$22.35	$19.11	$23.59	$17.38

Income From Investment Operations:
Net investment income	0.18		0.19	0.25	0.09	0.43	0.13
Net realized and unrealized gains (losses) on investments	5.16		6.28	7.38	3.52	(2.89)	6.36

Total from investment operations	5.34		6.47	7.63	3.61	(2.46)	6.49

Less Distributions:
Dividends from net investment income	0.00	(b)	(1.00)	(0.98)	(0.12)	(0.55)	(0.16)
Distributions in excess of net investment income	0.00		0.00	0.00	—	—	(0.09)
Distributions from net realized gains	(3.02)		(1.08)	(1.51)	(0.25)	(1.47)	(0.03)

Total dividends and distributions	(3.02)		(2.08)	(2.49)	(0.37)	(2.02)	(0.28)

Net Asset Value, end of period	$34.20		$31.88	$27.49	$22.35	$19.11	$23.59

Total Investment Return(a)	17.32%		25.17%	39.00%	18.92%	(10.08)%	37.66%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$741.8		$622.6	$498.7	$379.2	$336.1	$393.2
Ratios to average net assets:
Expenses	0.50	%(c)	0.51%	0.51%	0.50%	0.52%	0.58%
Net investment income	0.66	%(c)	0.49%	0.80%	0.47%	1.94%	0.67%
Portfolio turnover rate	37	%(d)	24%	24%	37%	23%	30%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Amount is less than $0.01 per share.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D6

Financial Highlights

(Unaudited)

	Natural Resources Portfolio Class II
	April 28, 2005(d) through June 30, 2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$30.10

Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gains (losses) on investments	4.06

Total from investment operations	4.07

Net Asset Value, end of period	$34.17

Total Investment Return(a)	13.52%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3
Ratios to average net assets:
Expenses	0.87	%(b)
Net investment income	0.39	%(b)
Portfolio turnover rate	37	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of offering of Class II shares.

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.33		$17.64	$12.91	$15.48	$17.11	$16.25

Income From Investment Operations:
Net investment income	0.06		0.12	0.07	0.06	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.24		3.75	4.82	(2.31)	0.67	1.81

Total from investment operations	0.30		3.87	4.89	(2.25)	0.73	1.88

Less Distributions:
Dividends from net investment income	(0.01)		(0.11)	(0.07)	(0.13)	(0.08)	(0.08)
Distributions from net realized gains	(1.25)		(0.07)	(0.09)	(0.19)	(2.28)	(0.94)

Total distributions	(1.26)		(0.18)	(0.16)	(0.32)	(2.36)	(1.02)

Net Asset Value, end of period	$20.37		$21.33	$17.64	$12.91	$15.48	$17.11

Total Investment Return(a)	1.62%		22.04%	38.27%	(14.92)%	5.53%	12.81%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$722.1		$743.2	$619.9	$467.4	$611.1	$568.3
Ratios to average net assets:
Expenses	0.47	%(b)	0.47%	0.48%	0.46%	0.48%	0.48%
Net investment income	0.63	%(b)	0.62%	0.47%	0.40%	0.52%	0.59%
Portfolio turnover rate	7	%(c)	18%	15%	17%	23%	29%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D7

Financial Highlights

(Unaudited)

	Stock Index Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.29		$29.29	$24.09	$31.64	$38.66	$44.45

Income (Loss) From Investment Operations:
Net investment income	0.22		0.50	0.36	0.37	0.36	0.36
Net realized and unrealized gains (losses) on investments	(0.55)		2.50	6.14	(7.34)	(5.05)	(4.37)

Total from investment operations	(0.33)		3.00	6.50	(6.97)	(4.69)	(4.01)

Less Dividends & Distributions:
Dividends from net investment income	(0.02)		(0.49)	(0.37)	(0.36)	(0.35)	(0.37)
Distributions from net realized gains	(0.77)		(0.51)	(0.93)	(0.22)	(1.98)	(1.41)

Total distributions	(0.79)		(1.00)	(1.30)	(0.58)	(2.33)	(1.78)

Net Asset Value, end of period	$30.17		$31.29	$29.29	$24.09	$31.64	$38.66

Total Investment Return(a)	(1.01)%		10.45%	28.18%	(22.19)%	(12.05)%	(9.03)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,165.7		$3,094.7	$2,940.9	$2,352.3	$3,394.1	$4,186.0
Ratios to average net assets:
Expenses	0.38	%(b)	0.38%	0.37%	0.37%	0.39%	0.39%
Net investment income	1.48	%(b)	1.64%	1.42%	1.25%	1.02%	0.83%
Portfolio turnover rate	2	%(c)	3%	2%	4%	3%	7%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Value Portfolio Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004(d)	2003	2002(d)	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.93		$17.36	$13.75	$17.91	$20.46	$19.52

Income From Investment Operations:
Net investment income	0.14		0.28	0.23	0.22	0.25	0.46
Net realized and unrealized gains (losses) on investments	0.71		2.55	3.62	(4.15)	(0.69)	2.45

Total from investment operations	0.85		2.83	3.85	(3.93)	(0.44)	2.91

Less Distributions:
Dividends from net investment income	(0.02)		(0.26)	(0.24)	(0.23)	(0.30)	(0.44)
Distributions from net realized gains	—		—	—	—	(1.81)	(1.53)
Tax return of capital distributions	—		—	— (e)	—	—	—

Total distributions	(0.02)		(0.26)	(0.24)	(0.23)	(2.11)	(1.97)

Net asset value, end of period	$20.76		$19.93	$17.36	$13.75	$17.91	$20.46

Total Investment Return(a)	4.27%		16.31%	28.07%	(21.97)%	(2.08)%	15.59%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,611.2		$1,595.6	$1,456.1	$1,247.0	$1,801.4	$1,975.3
Ratios to average net assets:
Expenses	0.43	%(b)	0.44%	0.44%	0.43%	0.44%	0.45%
Net investment income	1.37	%(b)	1.48%	1.49%	1.39%	1.32%	2.31%
Portfolio turnover rate	29	%(c)	52%	72%	94%	175%	85%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized

(c)	Not annualized.

(d)	Calculated based upon weighted average shares outstanding during the year.

(e)	Less than .005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D8

Financial Highlights

(Unaudited)

	Value Portfolio Class II
	Six Months Ended June 30, 2005		Year Ended December 31,			May 14, 2001(d) through December 31, 2001
			2004	2003(e)	2002(e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.94		$17.37	$13.75	$17.91	$19.79

Income From Investment Operations:
Net investment income	0.09		0.20	0.16	0.16	0.12
Net realized and unrealized gains (losses) on investments	0.72		2.55	3.62	(4.15)	(1.01)

Total from investment operations	0.81		2.75	3.78	(3.99)	(0.89)

Less Distributions:
Dividends from net investment income	—		(0.18)	(0.16)	(0.17)	(0.14)
Distributions from net realized gains	—		—	—	—	(0.85)
Tax return of capital distributions	—		—	— (f)	—	—

Total distributions	—		(0.18)	(0.16)	(0.17)	(0.99)

Net Asset Value, end of period	$20.75		$19.94	$17.37	$13.75	$17.91

Total Investment Return(a)	4.06%		15.83%	27.63%	(22.35)%	(4.34)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.1		$3.0	$2.9	$1.5	$1.1
Ratios to average net assets:
Expenses	0.83	%(b)	0.84%	0.84%	0.83%	0.84	%(b)
Net investment income	0.97	%(b)	1.08%	1.10%	1.04%	0.94	%(b)
Portfolio turnover rate	29	%(c)	52%	72%	94%	175	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of offering of Class II shares.

(e)	Calculated based upon weighted average shares outstanding during the year.

(f)	Less than .005 per share.

	Zero Coupon Bond Portfolio 2005
	Six Months Ended 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.59		$13.38	$13.73	$13.77	$13.38	$12.68

Income From Investment Operations:
Net investment income	0.27		0.55	0.60	0.59	0.65	0.65
Net realized and unrealized gains (losses) on investments	(0.18)		(0.47)	(0.34)	0.75	0.42	1.02

Total from investment operations	0.09		0.08	0.26	1.34	1.07	1.67

Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.55)	(0.60)	(1.25)	(0.64)	(0.67)
Distributions from net realized gains	(0.08)		(0.32)	(0.01)	(0.13)	(0.04)	(0.30)

Total dividends and distributions	(0.34)		(0.87)	(0.61)	(1.38)	(0.68)	(0.97)

Net Asset Value, end of period	$12.34		$12.59	$13.38	$13.73	$13.77	$13.38

Total Investment Return(a)	0.78%		0.57%	1.90%	10.40%	8.11%	13.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$58.3		$60.6	$63.9	$66.8	$55.0	$49.8
Ratios to average net assets:
Expenses	0.65	%(b)	0.63%	0.66%	0.63%	0.63%	0.65%
Net investment income	4.38	%(b)	4.19%	4.33%	4.64%	5.05%	5.26%
Portfolio turnover rate	0	%(c)	9%	8%	1%	10%	67%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D9

The Prudential Series Fund, Inc.

Semiannual Report

June 30, 2005

Board of Directors

Saul K. Fenster, Ph.D.

President Emeritus,

New Jersey Institute of Technology

Delayne Dedrick Gold

Marketing Consultant

Robert F. Gunia

Executive Vice President and

Chief Administrative Officer,

Prudential Investments LLC

W. Scott McDonald, Jr., Ph.D.

Management Consultant,

Kaludis Consulting Group, Inc.

Thomas T. Mooney

Chief Executive Officer,

The Rochester Business Alliance

Thomas M. O’Brien

President and Chief Executive Officer,

Atlantic Bank of New York

David R. Odenath, Jr.

President,

Prudential Annuities

John A. Pileski

Retired Tax Partner,

KPMG, LLP

F. Don Schwartz

Management Consultant

E1

The Prudential Series Fund, Inc.

Approval of Advisory Agreements

The Board of Directors (the “Board”) of The Prudential Series Fund, Inc. oversees the management of each of the Fund’s Portfolios, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement. The Board, including all of the Independent Directors, met on March 8, 2005 and June 8, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of each of the Fund’s Portfolios and their shareholders.

In advance of the June meeting, the Directors received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Directors, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on March 8, 2005 and June 8, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of fund accounting, recordkeeping and compliance services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers; as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other

1

relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Fund’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Quantitative Management Associates LLC (“QMA”), and Jennison Associates LLC (“Jennison”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, QMA, and Jennison, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the advisory fee schedule for the Portfolios of the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the Stock Index Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in each Portfolio’s fee schedule (other than Stock Index Portfolio) is acceptable at this time.

With respect to Stock Index Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Portfolio does not realize the effect of those rate reductions. The Board took note, however, that the Portfolio’s fee structure would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received

2

by the Fund’s transfer agent (which is affiliated with PI), administrative fees received by PI for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Fund are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Fund, the Board also considered certain additional specific factors and related conclusions relating to the performance and fees and expenses of the Portfolios, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include charges associated with variable annuity or variable life insurance contracts.

Stock Index Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile over a one-year period, and performance that was in the first quartile over three-year and five-year time periods in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board further noted that the Portfolio’s performance during these time periods was consistent with the performance of the Standard & Poor’s 500 Composite Stock Price Index. In light of the Portfolio’s long-term performance record, the Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a peer group (the “Peer Group”). The Portfolio’s actual management fee of 0.350% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. In light of the Portfolio’s long-term performance, the Board concluded that the management and subadvisory fees are reasonable.

Conservative Balanced Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile over one-year and three-year time periods, and performance that was in the second quartile over a five-year period in relation to the group of comparable mutual funds in a

3

Peer Universe. Although the Portfolio’s short-term performance relative to the Peer Universe was below the median, the Board noted that the Portfolio’s long-term performance was above the median and that the Portfolio outperformed in comparison to its benchmark index over three-year and five-year time periods. The Board also received and considered information from SIRG noting that the Portfolio had achieved positive long-term results while assuming considerably less risk than the mutual funds included in the Peer Universe and the benchmark index. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.550% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over a one-year period, performance that was in the second quartile over a three-year period, and performance that was in the first quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year and five-year time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Equity Portfolio. With respect to the subadvisory services provided by GE Asset Management (GEAM), the Board noted that PI had recommended, and the Board approved the termination of GEAM and the reallocation of the assets managed by GEAM to Salomon Brothers Asset Management, Inc. (Salomon). Consequently, the Board noted that its approval of the continuance of GEAM’s subadvisory agreement was intended to be for an interim period to allow for an orderly transition of GEAM’s subadvisory responsibilities.

The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year time period and performance that was in the first quartile over three-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year and three-year time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods. The Board also reviewed the performance of each “sleeve” of the Portfolio managed by Jennison Associates LLC and Salomon. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.450% was the lowest

4

fee charged among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Jennison Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over one-year, three-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Small Capitalization Stock Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over a one-year period, and performance that was in the second quartile over three-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the fourth quartile in its Peer Group, but the Portfolio’s net total expense ratio of 0.470% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Natural Resources Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year period and performance that was in the first quartile over three-year and five year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board noted that the Portfolio’s long-standing portfolio manager had recently resigned, and that in light of the departure of the portfolio manager, the Portfolio’s performance would be closely monitored by the Board. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.450% ranked in the first quartile in its Peer Group and was the lowest fee among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

5

Flexible Managed Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year period, performance that was in the first quartile over a three-year period and performance that was in the second quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Global Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile over one-year and three-year periods and performance that was in the third quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. While expressing disappointment in the Portfolio’s performance, the Board noted that PI had taken steps to improve the Portfolio’s performance by recommending to the Board the selection of four new subadvisers (Marsico Capital Management LLC, T. Rowe Price Associates, Inc., LSV Asset Management, and Thornburg Asset Management Inc.) to replace Jennison Associates LLC, the Portfolio’s existing subadviser. The Board further noted that it had accepted PI’s recommendations and had approved new subadvisory agreements with each of the new subadvisers, who were scheduled to assume responsibility for the Portfolio during the third or fourth quarter of 2005. Consequently, the Board noted that its approval of the continuance of Jennison’s subadvisory agreement was intended to be for an interim period to allow for an orderly transition of Jennison’s subadvisory responsibilities.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.750% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Zero Coupon Bond Portfolio 2005. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile over one-year and three-year periods, and performance that was in the third quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the zero coupon bonds in which the Portfolio invests would mature in November 2005, at which time the Portfolio, as designed, would redeem all of its shares and pay the net asset value to shareholders.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

6

Diversified Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year period, performance that was in the third quartile over a three-year period, and performance that was in the fourth quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted, however, that the Portfolio had outperformed its benchmark index over the same time periods. The Board further noted that much of the Portfolio’s below-median performance during the three-year and five-year time periods was attributable to several securities that declined steeply in price during 2001 and 2002. Since then, the Board observed that the Portfolio’s performance had improved in response to changes in risk management and securities selection procedures utilized by the portfolio managers of the Portfolio. In light of the Portfolio’s improving performance record, the Board concluded that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Government Income Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile over a one-year period, and performance that was in the first quartile over three-year and five-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over the same time periods. Although the Board noted that the Portfolio’s performance over a one-year period had been disappointing, the Board concluded that in light of the Portfolio’s long-term performance, the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

High Yield Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over one-year and three-year periods, and performance that was in the third quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio’s underperformance over the five-year period was attributable to performance in 2001. The Board further noted that since then, the portfolio managers had instituted changes in risk controls and procedures relating to securities selection, and that performance of the Portfolio had since improved. In light of the Portfolio’s improving performance, the Board concluded that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.550% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the

7

existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Money Market Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over one-year, three-year and five-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

8

This report contains financial information about certain investment choices that may be available on the variable life insurance and variable annuity contracts listed below. You may receive additional reports and should refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

VARIABLE LIFE INSURANCE

■	Prudential’s Variable Appreciable Life®
■	Pruco Life’s Variable Appreciable Life®
■	Pruco Life of New Jersey’s Variable Appreciable Life®
■	Prudential’s Custom VALSM
■	Pruco Life’s Discovery® Life Plus
■	Pruco Life of New Jersey’s Discovery® Life Plus
■	Pruco Life’s Variable Life Insurance
■	Pruco Life of New Jersey’s Variable Life Insurance
■	Pruco Life’s PRUviderSM
■	Pruco Life of New Jersey’s PRUviderSM
■	Prudential’s Survivorship Preferred®
■	Prudential’s Variable Universal Life
■	Pruco Life’s Variable Universal Life®
■	Pruco Life’s Survivorship Variable Universal Life
■	Pruco Life of New Jersey’s Survivorship Variable Universal Life
■	Pruco Life’s Pruselect ISM
■	Pruco Life’s Pruselect IISM
■	Pruco Life’s PruLife® Custom Premier
■	Pruco Life of New Jersey’s PruLife® Custom Premier
■	Pruco Life’s PruSelectSM III
■	Pruco Life of New Jersey’s PruSelectSM III
■	Pruco Life’s Magnastar
■	Pruco Life’s MPremierSM VUL

VARIABLE ANNUITIES

■	Prudential’s Discovery® Plus
■	Pruco Life’s Discovery® Plus
■	Pruco Life of New Jersey’s Discovery® Plus
■	Pruco Life’s Discovery Preferred®
■	Prudential’s Variable Investment Plan®
■	Prudential’s Qualified Variable Investment Plan®
■	Pruco Life’s Discovery Select®
■	Pruco Life of New Jersey’s Discovery Select®
■	Pruco Life’s Discovery Choice®
■	Pruco Life of New Jersey’s Discovery Choice®
■	Pruco Life’s Strategic PartnersSM Annuity One
■	Pruco Life of New Jersey’s Strategic PartnersSM Annuity One
■	Pruco Life’s Strategic PartnersSM Select
■	Pruco Life of New Jersey’s Strategic PartnersSM Select
■	Pruco Life’s Strategic PartnersSM Advisor
■	Pruco Life of New Jersey’s Strategic PartnersSM Advisor
■	Pruco Life’s Strategic PartnersSM FlexElite
■	Pruco Life of New Jersey’s Strategic PartnersSM FlexElite
■	Pruco Life’s Strategic PartnersSM Plus
■	Pruco Life of New Jersey’s Strategic PartnersSM Plus

Variable life insurance is distributed by Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations. Contract guarantees are based on the claims-paying ability of the issuing company.

The 2004 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A105620    PSF-SAR-A    Ed. 06/30/2005

SEMIANNUAL REPORT

JUNE 30, 2005

The Prudential Series Fund, Inc.

■	SP Aggressive Growth Asset Allocation Portfolio

■	SP AIM Core Equity Portfolio

■	SP AllianceBernstein Large Cap Growth Portfolio

■	SP Balanced Asset Allocation Portfolio

■	SP Conservative Asset Allocation Portfolio

■	SP Davis Value Portfolio

■	SP Goldman Sachs Small Cap Value Portfolio

■	SP Growth Asset Allocation Portfolio

■	SP Large Cap Value Portfolio

■	SP LSV International Value Portfolio

■	SP Mid Cap Growth Portfolio

■	SP PIMCO High Yield Portfolio

■	SP PIMCO Total Return Portfolio

■	SP Prudential U.S. Emerging Growth Portfolio

■	SP Small Cap Growth Portfolio

■	SP Strategic Partners Focused Growth Portfolio

■	SP William Blair International Growth Portfolio

Please note that inside are two Prospectus Supplements dated July 25, 2005 and August 15, 2005. Each of these documents is applicable to your insurance contract and these documents are separate from and not a part of the semiannual report.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-2992

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-105621

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you. A list of the variable contracts that this report supports is located on the inside back cover.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection.

DISCOVER THE BENEFITS OF E-DELIVERY

■	Eliminate receiving printed reports.

■	View documents on-line as they become available.

■	Download and store e-reports on your PC.

■	Help the environment by using less paper.

To receive your semiannual/annual reports on-line, go to www.prudential.com/edelivery and enroll. Instead of receiving printed reports, you will receive notification via e-mail when new materials are available for your review. You can cancel your enrollment or change your e-mail address at any time by visiting the internet address listed above.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2004 is available on the website of the Commission at www.sec.gov and on the Fund’s website at www.irrc.com/prudential.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Prudential Series Fund, Inc.

Semiannual Report

JUNE 30, 2005

■	LETTER TO CONTRACT OWNERS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

A1 Financial Statements

B1 Schedule of Investments

C1 Notes to Financial Statements

D1 Financial Highlights

E1 Management of the Prudential Series Fund, Inc.

■	APPROVALS OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Fees and Expenses (Unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, [distribution and service (12b-1) fees,] and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Prudential Series Fund Portfolios		Beginning Portfolio Value January 1, 2005	Ending Portfolio Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

SP Aggressive Growth Asset Allocation (Class I)	Actual	$1,000.00	$1,006.00	0.05%	$0.25
	Hypothetical	$1,000.00	$1,024.55	0.05%	$0.25

SP AIM Core Equity (Class I)	Actual	$1,000.00	$991.42	1.00%	$4.94
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

SP AllianceBernstein Large Cap Growth (Class I)	Actual	$1,000.00	$992.41	1.10%	$5.43
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

SP Balanced Asset Allocation (Class I)	Actual	$1,000.00	$1,012.99	0.05%	$0.25
	Hypothetical	$1,000.00	$1,024.55	0.05%	$0.25

SP Conservative Asset Allocation (Class I)	Actual	$1,000.00	$1,015.92	0.05%	$0.25
	Hypothetical	$1,000.00	$1,024.55	0.05%	$0.25

SP Davis Value (Class I)	Actual	$1,000.00	$1,011.11	0.82%	$4.09
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

SP Goldman Sachs Small Cap Value (Class I)	Actual	$1,000.00	$996.88	0.95%	$4.70
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

SP Growth Asset Allocation (Class I)	Actual	$1,000.00	$1,010.12	0.05%	$0.25
	Hypothetical	$1,000.00	$1,024.55	0.05%	$0.25

SP Large Cap Value (Class I)	Actual	$1,000.00	$1,025.19	0.83%	$4.17
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Prudential Series Fund Portfolios		Beginning Portfolio Value January 1, 2005	Ending Portfolio Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

SP LSV International Value (Class I)	Actual	$1,000.00	$1,002.38	1.09%	$5.41
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

SP Mid Cap Growth (Class I)	Actual	$1,000.00	$956.21	1.00%	$4.85
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

SP PIMCO High Yield (Class I)	Actual	$1,000.00	$1,021.32	0.67%	$3.36
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

SP PIMCO Total Return (Class I)	Actual	$1,000.00	$1,024.79	0.63%	$3.16
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

SP Prudential US Emerging Growth (Class I)	Actual	$1,000.00	$1,002.58	0.90%	$4.47
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

SP Prudential US Emerging Growth (Class II)	Actual	$1,000.00	$1,001.29	1.30%	$6.45
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

SP Small Cap Growth (Class I)	Actual	$1,000.00	$972.08	1.03%	$5.04
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

SP Strategic Partners Focused Growth (Class I)	Actual	$1,000.00	$997.12	1.01%	$5.00
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

SP Strategic Partners Focused Growth (Class II)	Actual	$1,000.00	$995.59	1.41%	$6.98
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

SP William Blair International Growth (Class I)	Actual	$1,000.00	$991.22	0.98%	$4.84
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

SP William Blair International Growth (Class II)	Actual	$1,000.00	$988.50	1.38%	$6.80
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

*	Portfolio expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2005 (to reflect the six-month period).

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $144,300,114)	$154,443,529
Receivable for capital stock sold	130,095
Prepaid expenses	946

Total Assets	154,574,570

LIABILITIES
Payable for investments purchased	120,175
Management fee payable	6,278
Payable for capital stock repurchased	9,919
Deferred directors’ fee	829
Accrued expenses and other liabilities	13

Total Liabilities	137,214

NET ASSETS	$154,437,356

Net assets were comprised of:
Common stock, at $0.01 par value	$178,496
Paid-in capital in excess of par	137,956,069

138,134,565
Undistributed net investment income	3,561,885
Accumulated net realized gain on investments	2,597,491
Net unrealized appreciation on investments	10,143,415

Net assets, December 31, 2004	$154,437,356

Net asset value and redemption price per share, $154,437,356 / 17,849,614 outstanding shares of common stock (authorized 100,000,000 shares)	$8.65

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Affiliated dividends	$3,598,194

EXPENSES
Management fee	35,458

NET INVESTMENT INCOME	3,562,736

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,012,116
Net change in unrealized appreciation (depreciation) on investments	(5,273,965)

NET LOSS ON INVESTMENTS	(2,261,849)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,300,887

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,562,736	$254,403
Net realized gain on investments	3,012,116	7,391,663
Net change in unrealized appreciation (depreciation) on investments	(5,273,965)	7,628,625

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,300,887	15,274,691

DIVIDENDS:
Dividends from net investment income	(255,254)	(47,387)
Distributions from net realized capital gains	(5,750,072)	—

TOTAL DIVIDENDS	(6,005,326)	(47,387)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [3,060,602 and 8,837,254 shares, respectively]	26,294,297	71,795,086
Capital stock issued in reinvestment of dividends [720,063 and 5,953 shares, respectively]	6,005,326	47,387
Capital stock repurchased [1,181,430 and 1,332,326 shares, respectively]	(10,065,291)	(10,751,075)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	22,234,332	61,091,398

TOTAL INCREASE IN NET ASSETS	17,529,893	76,318,702
NET ASSETS:
Beginning of period	136,907,463	60,588,761

End of period (a)	$154,437,356	$136,907,463

(a) Includes undistributed net investment income of:	$3,561,885	$254,403

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP AIM CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $32,741,641)	$33,359,903
Cash	684
Receivable for investments sold	235,387
Dividends and interest receivable	53,807
Receivable for capital stock sold	9,379
Prepaid expenses	282

Total Assets	33,659,442

LIABILITIES
Accrued expenses	46,780
Management fee payable	15,033
Payable for capital stock repurchased	7,885
Deferred directors’ fees	2,187
Transfer agent fee payable	1,166

Total Liabilities	73,051

NET ASSETS	$33,586,391

Net assets were comprised of:
Common stock, at $0.01 par value	$46,515
Paid-in capital in excess of par	31,972,488

32,019,003
Undistributed net investment income	172,332
Accumulated net realized gain on investments and foreign currencies	776,794
Net unrealized appreciation on investments	618,262

Net assets, June 30, 2005	$33,586,391

Net asset value and redemption price per share, $33,586,391 / 4,651,453 outstanding shares of common stock (authorized 100,000,000 shares)	$7.22

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of $6,280 foreign withholding tax)	$290,978
Interest	44,015

334,993

EXPENSES
Management fee	136,439
Custodian’s fees and expenses	48,000
Shareholders’ reports	7,400
Audit fee	7,300
Directors’ fees	4,500
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600)	1,700
Commitment fee on syndicated credit agreement	100
Miscellaneous	3,317

Total expenses	212,756
Less: custodian fee credit	(129)
expense subsidy	(52,212)

Net expenses	160,415

NET INVESTMENT INCOME	174,578

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on :
Investments	1,248,837
Foreign currencies	1,279

1,250,116

Net change in unrealized appreciation (depreciation) on investments	(1,688,982)

NET LOSS ON INVESTMENTS	(438,866)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(264,288)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$174,578	$335,369
Net realized gain on investments and foreign currencies	1,250,116	1,939,651
Net change in unrealized appreciation (depreciation) on investments	(1,688,982)	129,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(264,288)	2,404,922

DIVIDENDS:
Dividends from net investment income	(337,615)	(121,766)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [568,139 and 1,615,797 shares, respectively]	4,107,132	11,192,718
Capital stock issued in reinvestment of dividends [47,087 and 18,228 shares, respectively]	337,615	121,766
Capital stock repurchased [290,551 and 659,162 shares, respectively]	(2,097,049)	(4,557,603)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	2,347,698	6,756,881

TOTAL INCREASE IN NET ASSETS	1,745,795	9,040,037
NET ASSETS:
Beginning of period	31,840,596	22,800,559

End of period (a)	$33,586,391	$31,840,596

(a) Includes undistributed net investment income of:	$172,332	$335,369

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP ALLIANCE BERNSTEIN LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $58,332,445)	$64,870,743
Cash	23,701
Receivable for investments sold	723,689
Dividends and interest receivable	42,738
Receivable for capital stock sold	9,422
Prepaid expenses	613

Total Assets	65,670,906

LIABILITIES
Payable for investments purchased	621,993
Management fee payable	48,393
Accrued expenses and other liabilities	35,513
Payable for capital stock repurchased	18,504
Deferred directors’ fees	2,389
Transfer agent fee payable	1,789

Total Liabilities	728,581

NET ASSETS	$64,942,325

Net assets were comprised of:
Common stock, at $0.01 par value	$99,002
Paid-in capital in excess of par	62,327,423

62,426,425
Accumulated net investment loss	(98,166)
Accumulated net realized loss on investments	(3,924,232)
Net unrealized appreciation on investments	6,538,298

Net assets, June 30, 2005	$64,942,325

Class I:
Net asset value and redemption price per share, $64,942,325 / 9,900,217 outstanding shares of common stock (authorized 100,000,000 shares)	$6.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of $7,348 foreign withholding tax)	$246,284
Interest	1,863

248,147

EXPENSES
Management fee	281,439
Custodian’s fees and expenses	48,000
Shareholders’ reports	9,000
Audit fee	8,100
Directors’ fees	5,500
Legal fees and expenses	2,700
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	500
Miscellaneous	4,083

Total expenses	361,322
Less: expense subsidy	(17,311)
custodian fee credit	(151)

Net expenses	343,860

NET INVESTMENT LOSS	(95,713)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(701,833)
Net change in unrealized appreciation (depreciation) on investments	280,378

NET LOSS ON INVESTMENTS	(421,455)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(517,168)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(95,713)	$(130,997)
Net realized gain (loss) on investments	(701,833)	10,375,124
Net change in unrealized appreciation (depreciation) on investments	280,378	(8,138,530)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	(517,168)	2,105,597

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [896,736 and 8,646,319 shares, respectively]	5,667,110	54,050,476
Capital stock repurchased [940,538 and 22,224,721 shares, respectively]	(5,912,898)	(136,920,541)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(245,788)	(82,870,065)

TOTAL DECREASE IN NET ASSETS	(762,956)	(80,764,468)
NET ASSETS:
Beginning of period	65,705,281	146,469,749

End of period	$64,942,325	$65,705,281

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP BALANCED ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

as of June 30, 2005

ASSETS
Affiliated Investments, at value (cost $977,967,221)	$1,028,469,141
Receivable for capital stock sold	2,430,356
Dividends and interest receivable	3,264
Prepaid expenses	5,873

Total Assets	1,030,908,634

LIABILITIES
Payable for investments purchased	2,315,228
Payable for capital stock repurchased	118,354
Management fee payable	41,202
Deferred directors’ fees	992

Total Liabilities	2,475,776

NET ASSETS	$1,028,432,858

Net assets were comprised of:
Common stock, at $0.01 par value	$1,000,440
Paid-in capital in excess of par	939,942,478

940,942,918
Undistributed net investment income	24,532,759
Accumulated net realized gain on investments	12,455,261
Net unrealized appreciation on investments	50,501,920

Net assets, June 30, 2005	$1,028,432,858

Net asset value and redemption price per share, $1,028,432,858 / 100,043,965 outstanding shares of common stock (authorized 225,000,000 shares)	$10.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends	$24,756,157

EXPENSES
Management fee	223,398

NET INVESTMENT INCOME	24,532,759

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	14,692,127
Net change in unrealized appreciation (depreciation) on investments	(24,275,237)

NET GAIN ON INVESTMENTS	(9,583,110)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,949,649

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$24,532,759	$8,722,666
Net realized gain on investments	14,692,127	33,580,255
Net change in unrealized appreciation (depreciation) on investments	(24,275,237)	33,450,837

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,949,649	75,753,758

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(8,722,666)	(4,764,898)
Distributions from net realized capital gains	(30,988,808)	(418,285)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(39,711,474)	(5,183,183)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [21,178,215 and 36,761,733 shares, respectively]	216,200,641	361,570,484
Capital stock issued in reinvestment of dividends and distributions [3,999,141 and 532,701 shares, respectively]	39,711,474	5,183,183
Capital stock repurchased [3,895,657 and 5,099,733 shares, respectively]	(39,709,498)	(50,288,089)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	216,202,617	316,465,578

TOTAL INCREASE IN NET ASSETS	191,440,792	387,036,153
NET ASSETS:
Beginning of period	836,992,066	449,955,913

End of period (a)	$1,028,432,858	$836,992,066

(a) Includes undistributed net investment income of:	$24,532,759	$8,722,666

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value:
Affiliated Investments (cost $516,212,172)	$533,249,079
Receivable for capital stock sold	923,708
Dividends receivable	2,922
Prepaid expenses	3,203

Total Assets	534,178,912

LIABILITIES
Payable for investments purchased	552,898
Payable for capital stock repurchased	373,733
Management fee payable	21,614
Deferred director’s fees	991

Total Liabilities	949,236

NET ASSETS	$533,229,676

Net assets were comprised of:
Common stock, at $0.01 par value	$492,852
Paid-in capital in excess of par	496,523,616

497,016,468
Undistributed net investment income	13,788,651
Accumulated net realized gain on investments	5,387,650
Net unrealized appreciation on investments	17,036,907

Net assets, June 30, 2005	$533,229,676

Net asset value and redemption price per share, $533,229,676 / 49,285,186 outstanding shares of common stock (authorized 140,000,000 shares)	$10.82

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Affiliated dividends	$13,909,885

EXPENSES
Management fee	120,205

NET INVESTMENT INCOME	13,789,680

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	6,622,146
Net change in unrealized appreciation (depreciation) on investments	(11,376,187)

NET LOSS ON INVESTMENTS	(4,754,041)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,035,639

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$13,789,680	$6,842,945
Net realized gain on investments	6,622,146	18,584,956
Net change in unrealized appreciation (depreciation) on investments	(11,376,187)	8,656,289

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,035,639	34,084,190

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(6,843,974)	(4,871,869)
Distributions from net realized capital gains	(16,727,447)	(945,835)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(23,571,421)	(5,817,704)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [9,015,555 and 17,606,534 shares, respectively]	97,091,602	185,977,577
Capital stock issued in reinvestment of dividends and distributions [2,251,330 and 554,595 shares, respectively]	23,571,421	5,817,704
Capital stock repurchased [3,037,328 and 3,928,230 shares, respectively]	(32,765,233)	(41,403,704)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	87,897,790	150,391,577

TOTAL INCREASE IN NET ASSETS	73,362,008	178,658,063
NET ASSETS:
Beginning of period	459,867,668	281,209,605

End of period (a)	$533,229,676	$459,867,668

(a) Includes undistributed net investment income of:	$13,788,651	$6,842,945

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Unaffiliated investments at value, excluding repurchase agreement: (cost $242,140,351)	$292,340,181
Foreign currency, at value (cost $15,002)	14,954
Receivable for investments sold	2,091,222
Dividends and interest receivable	454,885
Receivable for capital stock sold	163,148
Tax reclaim receivable	8,900
Prepaid expenses	2,628

Total Assets	295,075,918

LIABILITIES
Payable for investments purchased	1,600,483
Management fee payable	284,507
Payable for capital stock repurchased	257,519
Accrued expenses	68,725
Deferred directors’ fees	2,777
Payable to custodian	1,978
Transfer agent fee payable	343

Total Liabilities	2,216,332

NET ASSETS	$292,859,586

Net assets were comprised of:
Common stock, at $0.01 par value	$296,900
Paid-in capital in excess of par	240,779,603

241,076,503
Undistributed net investment income	1,335,014
Accumulated net realized gain on investments	249,043
Net unrealized appreciation on investments	50,199,026

Net assets, June, 30, 2005	$292,859,586

Net asset value and redemption price per share, $292,859,586 / 29,690,007 outstanding shares of common stock (authorized 225,000,000 shares)	$9.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $86,697 foreign withholding tax)	$2,406,386
Interest	110,352

2,516,738

EXPENSES
Management fee	1,072,157
Custodian’s fees and expenses	62,000
Shareholders’ reports	16,000
Audit fee	7,300
Directors’ fees	6,900
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,000)	2,200
Commitment fee on syndicated credit agreement	1,200
Miscellaneous	7,174

Total expenses	1,178,931
Less: custodian fee credit	(59)

Net expenses	1,178,872

NET INVESTMENT INCOME	1,337,866

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	1,259,793
Foreign currencies transactions	(3,630)

1,256,163

Net change in unrealized appreciation (depreciation) on:
Investments	779,519
Foreign currencies transactions	(1,614)

777,905

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,034,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,371,934

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,337,866	$2,773,967
Net gain (loss) on investments and foreign currencies	1,256,163	35,432,951
Net change in unrealized appreciation (depreciation) on investments	777,905	(2,603,000)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,371,934	35,603,918

DIVIDENDS:
Dividends from net investment income	(2,694,772)	(1,941,811)
Distributions from net realized capital gains	(29,342,603)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(32,037,375)	(1,941,811)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,240,673 and 13,018,059 shares, respectively]	23,216,599	132,163,329
Capital stock issued in reinvestment of dividends [3,337,227 and 194,961 shares, respectively]	32,037,375	1,941,811
Capital stock repurchased [1,894,167 and 27,136,196 shares, respectively]	(19,200,242)	(273,492,422)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	36,053,732	(139,387,282)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,388,291	(105,725,175)
NET ASSETS:
Beginning of period	285,471,295	391,196,470

End of period (a)	$292,859,586	$285,471,295

(a) Includes undistributed net investment income of:	$1,335,014	$2,691,920

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $407,757,909)	$439,354,695
Receivable for investments sold	6,074,983
Dividends and interest receivable	525,828
Receivable for capital stock sold	424,198
Prepaid expenses	3,406

Total Assets	446,383,110

LIABILITIES
Payable for investments purchased	8,273,783
Management fee payable	318,672
Payable for capital stock repurchased	81,004
Accrued expenses and other liabilities	48,561
Deferred directors’ fees	2,427
Withholding tax payable	1,954
Transfer agent fee payable	380

Total Liabilities	8,726,781

NET ASSETS	$437,656,329

Net assets were comprised of:
Common stock, at $0.01 par value	$322,717
Paid-in capital in excess of par	387,216,058

387,538,775
Undistributed net investment income	793,006
Accumulated net realized gain on investments	17,727,762
Net unrealized appreciation on investments	31,596,786

Net assets, June 30, 2005	$437,656,329

Class I:
Net asset value and redemption price per share, $437,656,329 / 32,271,666 outstanding shares of common stock (authorized 100,000,000 shares)	$13.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of $2,195 foreign withholding tax)	$2,487,348
Interest	204,019

2,691,367

EXPENSES
Management fee	1,801,087
Custodian’s fees and expenses	64,100
Audit fee	8,800
Directors’ fees	6,100
Shareholders’ reports	3,200
Legal fees and expenses	2,900
Transfer agent’s fees and expenses	2,200
Commitment fee on syndicated credit agreement	1,300
Miscellaneous	7,221

Total expenses	1,896,908
Less: custodian fee credit	(1,039)

Net expenses	1,895,869

NET INVESTMENT INCOME	795,498

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	18,589,376
Net change in unrealized appreciation (depreciation) on investments	(18,850,916)

NET LOSS ON INVESTMENTS	(261,540)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$533,958

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$795,498	$2,138,010
Net realized gain on investments	18,589,376	46,403,552
Net change in unrealized appreciation (depreciation) on investments	(18,850,916)	14,582,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	533,958	63,123,585

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(2,140,502)	(553,326)
Distributions from net realized capital gains	(47,092,460)	(93,547)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(49,232,962)	(646,873)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [4,854,553 and 11,394,458 shares, respectively]	67,406,718	153,984,132
Capital stock issued in reinvestment of dividends [3,763,988 and 49,229 shares, respectively]	49,232,962	646,873
Capital stock repurchased [1,701,521 and 5,544,868 shares, respectively]	(23,593,063)	(74,374,100)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	93,046,617	80,256,905

TOTAL INCREASE IN NET ASSETS	44,347,613	142,733,617
NET ASSETS:
Beginning of period	393,308,716	250,575,099

End of period (a)	$437,656,329	$393,308,716

(a) Includes undistributed net investment income of:	$793,006	$2,138,010

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $798,421,927)	$848,932,106
Receivable for capital stock sold	2,637,543
Prepaid expenses	4,738

Total Assets	851,574,387

LIABILITIES
Payable for investments purchased	2,036,726
Payable for capital stock repurchased	600,817
Management fee payable	33,835
Deferred directors’ fees	991
Accrued expenses	51

Total Liabilities	2,672,420

NET ASSETS	$848,901,967

Net assets were comprised of:
Common stock, at $0.01 par value	$897,031
Paid-in capital in excess of par	768,853,789

769,750,820
Undistributed net investment income	18,489,018
Accumulated net realized gain on investments	10,151,950
Net unrealized appreciation on investments	50,510,179

Net assets, June 30, 2005	$848,901,967

Net asset value and redemption price per share, $848,901,967 / 89,703,087 outstanding shares of common stock (authorized 150,000,000 shares)	$9.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Affiliated dividends	$18,668,234

EXPENSES
Management fee	179,216

NET INVESTMENT INCOME	18,489,018

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	12,938,427
Net change in unrealized appreciation (depreciation) on investments	(20,505,576)

NET LOSS ON INVESTMENTS	(7,567,149)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,921,869

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,489,018	$4,573,235
Net realized gain on investments	12,938,427	31,270,135
Net change in unrealized appreciation (depreciation) on investments	(20,505,576)	32,882,645

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,921,869	68,726,015

DIVIDENDS
Dividends from net investment income	(4,573,235)	(1,930,590)
Distributions from net realized capital gains	(26,358,243)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(30,931,478)	(1,930,590)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [22,302,047 and 33,790,622 shares, respectively]	208,966,665	302,317,165
Capital stock issued in reinvestment of dividends [3,391,609 and 219,136 shares, respectively]	30,931,478	1,930,590
Capital stock repurchased [3,590,160 and 3,934,729 shares, respectively]	(33,658,811)	(35,076,687)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	206,239,332	269,171,068

TOTAL INCREASE IN NET ASSETS	186,229,723	335,966,493
NET ASSETS:
Beginning of period	662,672,244	326,705,751

End of period (a)	$848,901,967	$662,672,244

(a) Includes undistributed net investment income of:	$18,489,018	$4,573,235

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $658,305,686)	$716,541,046
Repurchase agreements (cost $15,772,347)	15,772,347
Receivable for investments sold	1,426,997
Receivable for capital stock sold	1,255,745
Dividends and interest receivable	1,084,544
Prepaid expenses	5,399

Total Assets	736,086,078

LIABILITIES
Payable for investments purchased	7,691,306
Management fee payable	468,840
Payable for capital stock repurchased	194,895
Accrued expenses and other liabilities	38,982
Deferred directors’ fees	2,221
Transfer agent fee payable	1,429

Total Liabilities	8,397,673

NET ASSETS	$727,688,405

Net assets were comprised of:
Common stock, at $0.01 par value	$636,094
Paid-in capital in excess of par	644,183,967

644,820,061
Undistributed net investment income	4,434,790
Accumulated net realized gain on investments	20,198,194
Net unrealized appreciation on investments	58,235,360

Net assets, June 30, 2005	$727,688,405

Net asset value and redemption price per share, $727,688,405 / 63,609,409 outstanding shares of common stock (authorized 100,000,000 shares)	$11.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of $18,728 foreign withholding tax)	$6,957,096
Interest	143,769

7,100,865

EXPENSES
Management fee	2,567,054
Custodian’s fees and expenses	63,000
Audit fee	7,400
Shareholders’ reports	6,900
Directors’ fees	4,700
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $2,100)	2,100
Commitment fee on syndicated credit agreement	700
Miscellaneous	9,596

Total expenses	2,665,450
Less: custodian fee credit	(1,655)

Net expenses	2,663,795

NET INVESTMENT INCOME	4,437,070

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	22,269,310
Net change in unrealized appreciation (depreciation) on investments	(8,161,619)

NET GAIN ON INVESTMENTS	14,107,691

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,544,761

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,437,070	$5,479,674
Net realized gain (loss) on investments	22,269,310	17,224,937
Net change in unrealized appreciation (depreciation) on investments	(8,161,619)	57,876,808

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,544,761	80,581,419

DIVIDENDS:
Dividends from net investment income	(5,481,954)	(674,049)
Distributions from net realized capital gains	(16,382,778)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(21,864,732)	(674,049)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [11,869,863 and 49,406,222 shares, respectively]	133,454,689	498,844,480
Capital stock issued in reinvestment of dividends [1,996,779 and 67,744 shares, respectively]	21,864,732	674,049
Capital stock repurchased [2,277,756 and 4,817,105 shares, respectively]	(25,716,963)	(50,902,662)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	129,602,458	448,615,867

TOTAL INCREASE IN NET ASSETS	126,282,487	528,523,237
NET ASSETS:
Beginning of period	601,405,917	72,882,680

End of period (a)	$727,688,405	$601,405,917

(a) Includes undistributed net investment income of:	$4,434,790	$5,479,674

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP LSV INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $266,767,505)	$281,795,714
Foreign currency, at value (cost $3,860,772)	3,821,841
Receivable for capital stock sold	457,704
Dividends and interest receivable	252,283
Tax reclaim receivable	168,228
Receivable for investments sold	77,096
Prepaid expenses	2,177

Total Assets	286,575,043

LIABILITIES
Payable for investments purchased	636,378
Management fee payable	206,029
Accrued expenses and other liabilities	159,686
Payable for capital stock repurchased	34,098
Transfer agent fee payable	1,395

Total Liabilities	1,037,586

NET ASSETS	$285,537,457

Net assets were comprised of:
Common stock, at $0.01 par value	$356,900
Paid-in capital in excess of par	265,841,554

266,198,454
Undistributed net investment income	4,015,805
Accumulated net realized gain on investments	343,565
Net unrealized appreciation on investments and foreign currencies	14,979,633

Net assets, June 30, 2005	$285,537,457

Net asset value and redemption price per share, $285,537,457 / 35,690,022 outstanding shares of common stock (authorized 100,000,000 shares)	$8.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of $706,493 foreign withholding tax)	$5,396,682
Interest	96,896

5,493,578

EXPENSES
Management fee	1,140,712
Custodian’s fees and expenses	191,000
Shareholders’ reports	17,000
Audit fee	9,600
Directors’ fees	6,100
Legal fees and expenses	6,000
Insurance expense	2,700
Transfer agent’s fees and expenses (including affiliated expenses of $2,000)	2,200
Commitment fee on syndicated credit agreement	800
Miscellaneous	8,116

Total expenses	1,384,228
Less: custodian fee credit	(56)

Net expenses	1,384,172

NET INVESTMENT INCOME	4,109,406

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	428,522
Foreign currency transactions	(61,540)

366,982

Net change in unrealized appreciation (depreciation) on:
Investments	(3,674,846)
Foreign currencies	(90,410)

(3,765,256)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(3,398,274)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$711,132

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,109,406	$1,214,681
Net realized gain on investments and foreign currencies	366,982	30,161,240
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,765,256)	(408,215)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	711,132	30,967,706

DIVIDENDS:
Dividends from net investment income	(1,104,157)	(662,879)
Distributions from net realized capital gains	(23,089,120)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(24,193,277)	(662,879)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [7,216,927 and 15,630,900 shares, respectively]	59,233,814	122,280,619
Capital stock issued in reinvestment of dividends [2,997,928 and 85,422 shares, respectively]	24,193,277	662,879
Capital stock repurchased [1,745,835 and 4,118,400 shares, respectively]	(15,110,868)	(32,402,675)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	68,316,223	90,540,823

TOTAL INCREASE IN NET ASSETS	44,834,078	120,845,650
NET ASSETS:
Beginning of period	240,703,379	119,857,729

End of period (a)	$285,537,457	$240,703,379

(a) Includes undistributed net investment income of:	$4,015,805	$1,010,556

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP MID-CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $126,634,582)	$142,281,768
Foreign currency, at value (cost $2)	2
Receivable for capital stock sold	93,016
Dividends and interest receivable	18,605
Prepaid expenses	1,157

Total Assets	142,394,548

LIABILITIES
Accrued expenses and other liabilities	262,763
Management fee payable	93,594
Payable for capital stock repurchased	19,885
Deferred directors’ fees	4,396
Transfer agent fee payable	2,282

Total Liabilities	382,920

NET ASSETS	$142,011,628

Net assets were comprised of:
Common stock, at $0.01 par value	$216,818
Paid-in capital in excess of par	130,108,326

130,325,144
Accumulated net investment loss	(344,429)
Accumulated net realized loss on investments and foreign currencies	(3,616,273)
Net unrealized appreciation on investments	15,647,186

Net assets, June 30, 2005	$142,011,628

Net asset value and redemption price per share, $142,011,628 / 21,681,824 outstanding shares of common stock (authorized 100,000,000 shares)	$6.55

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $423)	$211,204
Interest	29,777

240,981

EXPENSES
Management fee	466,531
Custodian’s fees and expenses	48,000
Shareholders’ reports	103,000
Audit fee	19,500
Directors’ fees	5,000
Legal fees and expenses	16,200
Transfer agent’s fees and expenses (including affiliated expense of $2,200)	2,200
Commitment fee on syndicated credit agreement	300
Miscellaneous	13,797

Total expenses	674,528
Less: custodian fee credit	(53)
expense subsidy	(91,336)

Net expenses	583,139

NET INVESTMENT LOSS	(342,158)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,693,505
Net change in unrealized appreciation (depreciation) on investments	(3,716,222)

NET LOSS ON INVESTMENTS	(2,022,717)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,364,875)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(342,158)	$(536,149)
Net realized gain on investments and foreign currencies	1,693,505	5,342,999
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,716,222)	11,075,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	(2,364,875)	15,882,421

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,865,811 and 7,647,553 shares, respectively]	18,583,732	46,088,129
Net asset value of shares issued in connection with merger [5,202,111 and 0 shares, respectively] (Note 9)	31,565,347	—
Capital stock repurchased [2,073,290 and 2,246,630 shares, respectively]	(13,283,377)	(13,367,426)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	36,865,702	32,720,703

TOTAL INCREASE IN NET ASSETS	34,500,827	48,603,124
NET ASSETS:
Beginning of period	107,510,801	58,907,677

End of period	$142,011,628	$107,510,801

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP PIMCO HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $339,116,180)	$348,203,778
Foreign currency, at value (cost $455)	455
Cash	392,457
Dividends and interest receivable	6,661,097
Receivable for investments sold	1,022,113
Receivable for capital stock sold	420,400
Unrealized appreciation on swaps	129,753
Interest receivable on swap agreements	8,499
Unrealized appreciation on forward foreign currency contracts	105
Prepaid expenses	2,839

Total Assets	356,841,496

LIABILITIES
Payable for investments purchased	9,707,744
Management fee payable	168,715
Payable for capital stock repurchased	71,220
Accrued expenses and other liabilities	49,962
Outstanding options written (premium received $64,653)	48,218
Unrealized depreciation on swaps	6,584
Due to broker—variation margin	3,350
Deferred directors’ fee	2,316
Transfer agent fee payable	1,291

Total Liabilities	10,059,400

NET ASSETS	$346,782,096

Net assets were comprised of:
Common stock, at $0.01 par value	$333,533
Paid-in capital in excess of par	335,391,057

335,724,590
Undistributed net investment income	443,511
Accumulated net realized gain on investments	1,371,595
Net unrealized appreciation on investments	9,242,400

Net assets, June 30, 2005	$346,782,096

Net asset value and redemption price per share, $346,782,096 / 33,353,324 outstanding shares of common stock (authorized 100,000,000 shares)	$10.40

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest	$11,611,275

EXPENSES
Management fee	968,649
Custodian’s fees and expenses	69,000
Shareholders’ reports	12,000
Audit fee	9,700
Directors’ fees	6,200
Legal fees and expenses	3,500
Transfer agent’s fees and expenses (including affiliated expense of $1,962)	2,100
Commitment fee on syndicated credit agreement	1,500
Miscellaneous	6,389

Total expenses	1,079,038
Less: custodian fee credit	(4,814)

Net expenses	1,074,224

NET INVESTMENT INCOME	10,537,051

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	2,025,218
Foreign currency transactions	272,581
Options written	118,346
Futures transactions	(459,279)

1,956,866

Net change in unrealized appreciation(depreciation) on:
Investments	(5,701,786)
Futures	163,435
Interest rate swaps	120,895
Foreign currencies	4,677
Options written	16,435

(5,396,344)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(3,439,478)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,097,573

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,537,051	$18,225,862
Net realized gain on investments and foreign currencies	1,956,866	4,596,019
Net change in unrealized appreciation(depreciation) on investments and foreign currencies	(5,396,344)	1,648,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,097,573	24,470,780

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(10,660,409)	(18,437,315)
Distributions from net realized capital gains	(4,530,597)	(2,719,931)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(15,191,006)	(21,157,246)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [4,954,133 and 12,666,692 shares, respectively]	51,930,417	133,099,782
Capital stock issued in reinvestment of dividends [1,475,057 and 2,033,225 shares, respectively]	15,191,006	21,157,246
Capital stock repurchased [2,363,595 and 8,990,655 shares, respectively]	(24,762,319)	(93,304,039)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	42,359,104	60,952,989

TOTAL INCREASE IN NET ASSETS	34,265,671	64,266,523
NET ASSETS:
Beginning of period	312,516,425	248,249,902

End of period (a)	$346,782,096	$312,516,425

(a) Includes undistributed net investment income of:	$443,511	$566,869

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP PIMCO TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $1,504,424,704)	$1,518,257,728
Foreign currency, at value (cost $3,547,731)	3,500,180
Cash	21,378,527
Receivable for investments sold	293,010,200
Interest receivable	8,860,387
Unrealized appreciation on swaps	4,399,639
Premium for swaps purchased	1,974,351
Receivable for capital stock sold	1,300,619
Unrealized appreciation on forward foreign currency contracts	823,172
Interest receivable on swap agreement	304,074
Due from broker—variation margin	101,936
Prepaid expenses	11,026

Total Assets	1,853,921,839

LIABILITIES
Payable for investments purchased	340,904,413
Investments sold short, at value (proceeds received $144,871,741)	144,947,357
Premium for swaps written	8,477,992
Unrealized depreciation on swaps	2,537,207
Interest payable on investments sold short	745,983
Outstanding options written (premium received $3,637,230)	714,807
Management fee payable	655,914
Interest payable on swap agreements	452,844
Unrealized depreciation on forward foreign currency contracts	173,881
Payable for capital stock repurchased	137,361
Accrued expenses	125,309
Deferred directors’ fees	2,659
Transfer agent fee payable	1,458

Total Liabilities	499,877,185

NET ASSETS	$1,354,044,654

Net assets were comprised of:
Common stock, at $0.01 par value	$1,179,319
Paid-in capital in excess of par	1,332,949,147

1,334,128,466
Undistributed net investment income	2,527,338
Accumulated net realized loss on investments	(1,111,882)
Net unrealized appreciation on investments and foreign currencies	18,500,732

Net assets, June 30, 2005	$1,354,044,654

Net asset value and redemption price per share, $1,354,044,654 / 117,931,902 outstanding shares of common stock (authorized 225,000,000 shares)	$11.48

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest	$22,445,550
Dividends	22,500

22,468,050

EXPENSES
Management fee	3,619,047
Custodian’s fees and expenses	134,000
Shareholders’ reports	38,000
Insurance expenses	14,000
Directors’ fees	12,000
Audit fee	10,000
Commitment fee on syndicated credit agreement	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $2,200)	2,300
Miscellaneous	2,611

Total expenses	3,840,958
Less: custodian fee credit	(24,260)

Net expenses	3,816,698

NET INVESTMENT INCOME	18,651,352

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	12,000,671
Options written	1,145,961
Foreign currency	5,401,560
Futures	(4,819,967)
Swaps	(4,008,943)
Short sales	(4,162,917)

5,556,365

Net change in unrealized appreciation (depreciation) on:
Investments	2,455,347
Options written	174,838
Futures	(226,591)
Foreign currencies	1,323,140
Swaps	5,341,384
Short sales	469,156

9,537,274

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	15,093,639

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,744,991

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,651,352	$19,240,764
Net realized gain on investments and foreign currencies	5,556,365	29,705,297
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,537,274	(708,459)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,744,991	48,237,602

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(31,031,734)	(18,784,427)
Distributions from net realized capital gains	(21,522,555)	(16,595,819)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(52,554,289)	(35,380,246)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [24,530,740 and 33,233,895 shares, respectively]	283,075,617	382,917,441
Capital stock issued in reinvestment of dividends and distributions [4,695,155 and 3,069,432 shares, respectively]	52,554,289	35,380,246
Capital stock repurchased [5,377,688 and 14,954,106 shares, respectively]	(61,770,296)	(171,285,273)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	273,859,610	247,012,414

TOTAL INCREASE IN NET ASSETS	255,050,312	259,869,770
NET ASSETS:
Beginning of period	1,098,994,342	839,124,572

End of period (a)	$1,354,044,654	$1,098,994,342

(a) Includes undistributed net investment income of:	$2,527,338	$14,907,720

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $41,846,123:
Unaffiliated investments (cost $141,059,405)	$156,064,741
Affiliated investments (cost $47,057,013)	47,057,013
Receivable for investments sold	3,707,187
Receivable for capital stock sold	58,567
Dividends and interest receivable	38,183
Prepaid expenses	1,372

Total assets	206,927,063

LIABILITIES
Collateral for securities on loan	44,201,925
Payable for investments purchased	1,388,540
Accrued expenses and other liabilities	273,255
Management fee payable	95,115
Outstanding options written (premium received $54,083)	55,700
Payable for capital stock repurchased	43,092
Deferred directors’ fee	2,184
Transfer agent fee payable	364
Distribution fee payable	70
Administration fee payable	42
Payable to custodian	15

Total liabilities	46,060,302

NET ASSETS	$160,866,761

Net assets were comprised of:
Common stock, at $0.01 par value	$240,080
Paid-in capital in excess of par	139,222,724

139,462,804
Accumulated net investment loss	(341,053)
Accumulated net realized gain on investments	6,741,291
Net unrealized appreciation on investments and foreign currencies	15,003,719

Net assets, June 30, 2005	$160,866,761

Class I:
Net asset value and redemption price per share, $160,526,847 / 23,956,347 outstanding shares of common stock (authorized 100,000,000 shares)	$6.70

Class II:
Net asset value and redemption price per share, $339,914 / 51,632 outstanding shares of common stock (authorized 60,000,000 shares)	$6.58

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT LOSS
Unaffiliated dividends (net of $1,944 foreign withholding tax)	$128,950
Affiliated dividend income	81,284
Affiliated income from securities loaned, net	62,935
Interest	279

273,448

EXPENSES
Management fee	409,655
Distribution fee—Class II	416
Administration fee—Class II	250
Merger expense	105,000
Custodian’s fees and expenses	66,000
Audit fee	10,000
Shareholders’ reports	9,100
Directors’ fees	6,000
Legal fees and expenses	3,200
Transfer agent’s fees and expenses (including affiliated expense of $2,100)	2,300
Commitment fee on syndicated credit agreement	600
Miscellaneous	4,376

Total operating expenses	616,897
Less: custodian fee credit	(682)
expense subsidy	(1,750)

Net expenses	614,465

NET INVESTMENT LOSS	(341,017)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	7,033,740
Foreign currency transactions	464
Options written	35,908

7,070,112

Net change in unrealized appreciation (depreciation) on:
Investments	(4,091,154)
Options written	83,513
Foreign currencies	(76)

(4,007,717)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	3,062,395

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,721,378

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(341,017)	$(727,729)
Net realized gain on investments and foreign currencies	7,070,112	23,079,809
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,007,717)	4,402,367

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,721,378	26,754,447

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(205)	—

Distributions from net realized capital gains
Class I	(22,102,685)	(56,557)
Class II	(57,580)	(96)

TOTAL DIVIDENDS AND DISTRIBUTIONS:	(22,160,265)	(56,653)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [2,024,346 and 11,301,550 shares, respectively]	14,501,800	79,126,894
Net asset value, of shares issued in connection with merger [4,037,693 and 0 shares, respectively]	24,736,435
Capital stock issued in reinvestment of dividends and distributions [3,425,265 and 8,331 shares, respectively]	22,160,470	56,653
Capital stock repurchased [1,423,716 and 20,993,725 shares, respectively]	(9,802,799)	(147,512,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	51,595,906	(68,328,885)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,156,814	(41,631,091)
NET ASSETS:
Beginning of period	128,709,947	170,341,038

End of period	$160,866,761	$128,709,947

(a) Includes undistributed net investment income of:	$—	$169

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value (cost $204,032,668)	$216,225,406
Cash	218
Receivable for investments sold	1,399,417
Receivable for capital stock sold	348,986
Dividends and interest receivable	57,383
Prepaid expenses	1,598

Total Assets	218,033,008

LIABILITIES
Payable for investments purchased	1,456,133
Management fee payable	165,340
Accrued expenses	50,872
Payable for capital stock repurchased	21,752
Deferred directors’ fees	2,186
Transfer agent fee payable	1,585

Total Liabilities	1,697,868

NET ASSETS	$216,335,140

Net assets were comprised of:
Common stock, at $0.01 par value	$344,412
Paid-in capital in excess of par	217,748,790

218,093,202
Accumulated net investment loss	(478,164)
Accumulated net realized loss on investments	(13,472,636)
Net unrealized appreciation on investments	12,192,738

Net assets, June 30, 2005	$216,335,140

Net asset value and redemption price per share, $216,335,140 / 34,441,239 outstanding shares of common stock (authorized 100,000,000 shares)	$6.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $741)	$237,546
Interest	269,729

507,275

EXPENSES
Management fee	902,735
Custodian’s fees and expenses	52,000
Shareholders’ reports	8,200
Audit fee	7,300
Directors’ fees	4,800
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $2,050)	2,200
Commitment fee on syndicated credit agreement	600
Miscellaneous	4,617

Total operating expenses	985,452
Less: custodian fee credit	(2,258)

Net expenses	983,194

NET INVESTMENT LOSS	(475,919)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	6,533,907
Net change in unrealized appreciation (depreciation) on investments	(10,240,573)

NET LOSS ON INVESTMENTS	(3,706,666)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,182,585)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(475,919)	$(949,484)
Net realized gain (loss) on investments	6,533,907	(16,711,867)
Net change in unrealized appreciation (depreciation) on investments	(10,240,573)	18,224,820

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,182,585)	563,469

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [7,127,423 and 26,969,916 shares, respectively]	43,716,871	173,200,231
Capital stock repurchased [1,174,979 and 3,851,078 shares, respectively]	(7,271,562)	(24,710,400)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	36,445,309	148,489,831

TOTAL INCREASE IN NET ASSETS	32,262,724	149,053,300
NET ASSETS:
Beginning of period	184,072,416	35,019,116

End of period	$216,335,140	$184,072,416

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value:
Unaffiliated investments, at value (cost $60,116,303)	$66,934,440
Affiliated investments (cost $872,199)	872,199
Receivable for investments sold	398,485
Dividends and interest receivable	36,079
Receivable for capital stock sold	3,059
Prepaid expenses	533

Total Assets	68,244,795

LIABILITIES
Payable for capital stock repurchased	203,406
Payable to custodian	160,366
Accrued expenses and other liabilities	53,040
Management fee payable	50,584
Distribution fee payable	7,566
Administration fee payable	4,540
Deferred directors’ fees	2,212
Transfer agent fee payable	1,852

Total Liabilities	483,566

NET ASSETS	$67,761,229

Net assets were comprised of:
Common stock, at $0.01 par value	$98,074
Paid-in capital in excess of par	62,232,761

62,330,835
Accumulated net investment loss	(130,209)
Accumulated net realized loss on investments	(1,257,534)
Net unrealized appreciation on investments	6,818,137

Net assets, June 30, 2005	$67,761,229

Class I:
Net asset value and redemption price per share, $31,602,617 / 4,530,222 outstanding shares of common stock (authorized 100,000,000 shares)	$6.98

Class II:
Net asset value and redemption price per share, $36,158,612 / 5,277,145 outstanding shares of common stock (authorized 60,000,000 shares)	$6.85

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $6,351 foreign withholding tax)	$234,983
Affiliated dividend income	18,741
Interest	5,951

259,675

EXPENSES
Management fee	285,064
Distribution fee—Class II	42,336
Administration fee—Class II	25,402
Custodian’s fees and expenses	55,000
Audit fee	7,300
Directors’ fees and expenses	4,500
Legal fees and expenses	4,400
Shareholders’ reports	4,000
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	200
Miscellaneous	4,013

Total expenses	434,215
Less: custodian fee credit	(58)
expense subsidy	(46,544)

Net expenses	387,613

NET INVESTMENT LOSS	(127,938)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	2,441,511
Net change in unrealized appreciation (depreciation) on investments	(2,396,492)

NET GAIN ON INVESTMENTS	45,019

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,919)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(127,938)	$(70,251)
Net realized gain on investments	2,441,511	920,465
Net change in unrealized appreciation (depreciation) on investments	(2,396,492)	4,744,770

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(82,919)	5,594,984

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,321,786 and 4,453,940 shares, respectively]	15,314,667	28,204,223
Capital stock repurchased [1,472,556 and 1,186,253 shares, respectively]	(9,621,500)	(7,525,789)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	5,693,167	20,678,434

TOTAL INCREASE IN NET ASSETS	5,610,248	26,273,418
NET ASSETS:
Beginning of period	62,150,981	35,877,563

End of period	$67,761,229	$62,150,981

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value
Unaffiliated investments (cost $370,349,846)	$412,930,951
Affiliated investments (cost $18,713,394)	18,713,394
Foreign currency, at value (cost $589,548)	585,424
Dividends and interest receivable	694,087
Receivable for capital stock sold	429,701
Tax reclaim receivable	168,044
Prepaid expenses	3,422

Total Assets	433,525,023

LIABILITIES
Payable for investments purchased	10,456,802
Management fee payable	292,429
Payable for capital stock repurchased	200,284
Accrued expenses and other liabilities	101,162
Payable to custodian	65,464
Distribution fee payable	26,684
Administration fee payable	16,010
Transfer agent fee payable	423

Total Liabilities	11,159,258

NET ASSETS	$422,365,765

Net assets were comprised of:
Common stock, at $0.01 par value	$659,431
Paid-in capital, in excess of par	370,522,793

371,182,224
Undistributed net investment income	1,505,721
Accumulated net realized gain on investments	7,121,348
Net unrealized appreciation on investments and foreign currencies	42,556,472

Net assets, June 30, 2005	$422,365,765

Class I:
Net asset value and redemption price per share, $294,011,291 / 45,747,578 outstanding shares of common stock (authorized 100,000,000 shares)	$6.43

Class II:
Net asset value and redemption price per share, $128,354,474 / 20,195,505 outstanding shares of common stock (authorized 150,000,000 shares)	$6.36

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividend income (net of $499,273 foreign withholding tax)	$4,474,775
Affiliated dividend income	322,901
Interest	1,897

4,799,573

EXPENSES
Management fee	1,684,697
Distribution fee—Class II	165,263
Administration fee—Class II	99,158
Custodian’s fees and expenses	202,000
Shareholders’ reports	24,000
Audit fee	9,900
Directors’ fees	6,400
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,500)	2,700
Commitment fee on syndicated credit agreement	1,500
Miscellaneous	9,168

Total operating expenses	2,208,786
Less: custodian fee credit	(1,276)

Net expenses	2,207,510

NET INVESTMENT INCOME	2,592,063

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	8,684,331
Foreign currencies	(1,163,655)

7,520,676

Net change in unrealized appreciation (depreciation) on:
Investments	(14,147,204)
Foreign currencies	(17,080)

(14,164,284)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(6,643,608)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,051,545)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,592,063	$1,114,391
Net realized gain on investments and foreign currencies	7,520,676	28,389,415
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(14,164,284)	20,364,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,051,545)	49,868,196

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(1,667,899)	(268,170)
Class II	(307,445)	—

	(1,975,344)	(268,170)

Distributions from net realized capital gains
Class I	(12,334,591)	—
Class II	(6,312,964)	—

	(18,647,555)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(20,622,899)	(268,170)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [12,218,344 and 41,429,271 shares, respectively]	79,762,819	251,906,575
Capital stock issued in reinvestment of dividends and distributions [3,249,051 and 44,253 shares, respectively]	20,622,899	268,170
Capital stock repurchased [6,404,560 and 22,043,280 shares, respectively]	(41,421,558)	(132,966,714)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	58,964,160	119,208,031

TOTAL INCREASE IN NET ASSETS	34,289,716	168,808,057
NET ASSETS:
Beginning of period	388,076,049	219,267,992

End of period (a)	$422,365,765	$388,076,049

(a) Includes undistributed net investment income of:	$1,505,721	$889,002

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%	Shares	Value (Note 2)
Mutual Funds
Jennison Portfolio (Class I)	2,005,117	$36,573,335
SP Goldman Sachs Small Cap Value Portfolio	1,170,843	15,876,634
SP Large Cap Value Portfolio	4,587,008	52,475,377
SP LSV International Value Portfolio	2,126,738	17,013,905
SP Small Cap Growth Portfolio	2,483,810	15,598,329
SP William Blair International Growth Portfolio (Class I)	2,629,230	16,905,949

TOTAL INVESTMENTS — 100.0% (cost $144,300,114; Note 6)		154,443,529
LIABILITIES IN EXCESS OF OTHER ASSETS		(6,173)

NET ASSETS — 100.0%		$154,437,356

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Mutual Funds	100.0%
Liabilities in excess of other assets	— (a)

100.0%

(a)	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

B1

SP AIM CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 89.9%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace — 1.0%
Northrop Grumman Corp.	6,000	$331,500

Banks and Savings & Loans — 2.9%
Bank of America Corp.	11,200	510,832
Bank of New York Co., Inc. (The)	15,800	454,724

		965,556

Biotechnology — 1.0%
Amgen, Inc.(a)	5,600	338,576

Commercial Services — 1.7%
Accenture Ltd.(a)	24,900	564,483

Communications Equipment — 1.2%
Nokia Oyj, ADR (Finland)	24,600	409,344

Computers — 3.5%
International Business Machines Corp.	8,200	608,440
Lexmark International, Inc.(a)	9,000	583,470

		1,191,910

Computer Services — 1.2%
First Data Corp.	9,800	393,372

Computer Software & Services — 5.7%
Cisco Systems, Inc.(a)	17,400	332,514
Computer Associates International, Inc.	17,917	492,359
Microsoft Corp.	43,500	1,080,540

		1,905,413

Cosmetics & Soaps — 1.3%
Kimberly-Clark Corp.	7,200	450,648

Diversified Manufacturing Operations — 3.1%
General Electric Co.	9,400	325,710
Tyco International, Ltd. (Bermuda)	24,200	706,640

		1,032,350

Drugs & Medical Supplies — 12.0%
Bristol-Myers Squibb Co.	22,500	562,050
Forest Laboratories, Inc.(a)	11,400	442,890
GlaxoSmithKline PLC, ADR (United Kingdom)	19,000	921,690
Merck & Co., Inc.	32,100	988,680
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	20,600	641,484
Wyeth	10,500	467,250

		4,024,044

Electronics — 2.5%
Analog Devices, Inc.	10,700	399,217
Intel Corp.	17,000	443,020

		842,237

Financial Services — 3.7%
Citigroup, Inc.	8,700	402,201
Fifth Third Bancorp	8,300	342,043
Morgan Stanley	9,400	493,218

		1,237,462

Food & Beverage — 8.1%
Campbell Soup Co.	10,900	335,393
Coca-Cola Co.	12,600	526,050
General Mills, Inc.	13,800	645,702

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (cont’d.)
Kraft Foods, Inc. (Class “A” Stock)	15,000	$477,150
Kroger Co. (The)(a)	39,600	753,588

		2,737,883

Insurance — 6.4%
ACE, Ltd. (Cayman Islands)	7,700	345,345
American International Group, Inc.	6,200	360,220
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	7	584,500
Chubb Corp. (The)	5,200	445,172
St. Paul Travelers Cos., Inc. (The)	10,829	428,070

		2,163,307

Internet Software & Services — 0.1%
Sabre Holdings Corp. (Class “A” Stock).	2,300	45,885

Machinery — 1.9%
Dover Corp.	17,800	647,564

Media — 4.2%
Gannett Co., Inc.	8,500	604,605
News Corp. (Class “A” Stock)	24,300	393,174
Tribune Co.	11,600	408,088

		1,405,867

Office Electronics — 1.9%
Xerox Corp.(a)	47,700	657,783

Oil & Gas Exploration & Production — 6.9%
Amerada Hess Corp.	3,045	324,323
Apache Corp.	6,300	406,980
Murphy Oil Corp.	9,850	514,465
Nabors Industries, Ltd. (Bermuda)(a)	6,500	394,030
Total SA	2,900	678,588

		2,318,386

Oil & Gas Services — 7.5%
Baker Hughes, Inc.	8,350	427,186
BJ Services Co.	13,700	718,976
BP PLC, ADR (United Kingdom)	6,325	394,554
Exxon Mobil Corp.	8,450	485,621
Smith International, Inc.	7,600	484,120

		2,510,457

Paper & Forest Products — 1.3%
Georgia-Pacific Corp.	13,900	442,020

Railroads — 1.0%
Union Pacific Corp.	5,150	333,720

Retail — 1.0%
Kohl’s Corp.(a)	6,000	335,460

Semiconductors — 2.1%
National Semiconductor Corp.	16,200	356,886
Xilinx, Inc.	13,200	336,600

		693,486

Telecommunications — 1.9%
SBC Communications, Inc.	26,300	624,625

Utility – Electric — 2.5%
Dominion Resources, Inc.	6,300	462,357
FPL Group, Inc.	9,100	382,746

		845,103

SEE NOTES TO FINANCIAL STATEMENTS.

B2

SP AIM CORE EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Waste Management — 2.3%
Waste Management, Inc.	27,000	$765,180

TOTAL LONG-TERM INVESTMENTS (cost $29,595,359)		30,213,621

SHORT-TERM INVESTMENTS — 9.4%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 2.68%, 7/1/05(b) (cost $3,146,282)	$3,146	3,146,282

TOTAL INVESTMENTS — 99.3% (cost $32,741,641; Note 6)		33,359,903
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		226,488

NET ASSETS — 100%		$33,586,391

The Industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Drugs & Medical Supplies	12.0%
Repurchase Agreement	9.4%
Food & Beverage	8.1%
Oil & Gas Services	7.5%
Oil & Gas Exploration & Production	6.9%
Insurance	6.4%
Computer Software & Services	5.7%
Media	4.2%
Financial Services	3.7%
Computers	3.5%
Diversified Manufacturing Operations	3.1%
Banks and Savings & Loans	2.9%
Utility – Electric	2.5%
Electronics	2.5%
Waste Management	2.3%
Semiconductors	2.1%
Office Electronics	1.9%
Machinery	1.9%
Telecommunications	1.9%
Commercial Services	1.7%
Cosmetics & Soaps	1.3%
Paper & Forest Products	1.3%
Communications Equipment	1.2%
Computer Services	1.2%
Biotechnology	1.0%
Retail	1.0%
Railroads	1.0%
Aerospace	1.0%
Internet Software & Services	0.1%

99.3%
Other assets in excess of liabilities	0.7%

100.0%

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $3,146,516 due 7/01/05. The value of the collateral including accrued interest was $3,271,658. Collaterized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B3

SP ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 99.9%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 0.2%
Boeing Co. (The)	2,200	$145,200

Biotechnology — 2.9%
Affymetrix, Inc.(a)	2,400	129,432
Genentech, Inc.(a)	21,900	1,758,132

		1,887,564

Building & Construction — 1.2%
Pulte Homes, Inc.	8,900	749,825

Computers — 7.6%
Apple Computer, Inc.(a)	59,900	2,204,919
Dell, Inc.(a)	68,800	2,718,288

		4,923,207

Computer Software & Services — 6.4%
Electronic Arts, Inc.(a)	32,500	1,839,825
Infosys Technologies, Ltd. ADR (India)	5,500	426,085
Microsoft Corp.	27,700	688,068
NAVTEQ Corp.(a)	5,400	200,772
Network Appliance, Inc.(a)	35,000	989,450

		4,144,200

Cosmetics & Soaps — 4.2%
Avon Products, Inc.	35,900	1,358,815
Procter & Gamble Co.	25,900	1,366,225

		2,725,040

Diversified Operations — 3.9%
General Electric Co.	73,900	2,560,635

Drugs & Medical Supplies — 14.9%
Alcon, Inc. (Switzerland)	15,300	1,673,055
Amgen, Inc.(a)	19,900	1,203,154
Caremark Rx, Inc.(a)	12,100	538,692
Eli Lilly & Co.	22,700	1,264,617
Gilead Sciences, Inc.(a)	17,800	783,022
St. Jude Medical, Inc.(a)	43,600	1,901,396
Teva Pharmaceutical Industries Ltd.,
ADR (Israel)	40,700	1,267,398
Zimmer Holdings, Inc.(a)	13,500	1,028,295

		9,659,629

Electronics — 6.5%
Broadcom Corp. (Class “A” Stock)(a)	49,400	1,754,194
Marvell Technology Group, Ltd. (Bermuda)(a)	48,400	1,841,136
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	65,000	592,800

		4,188,130

Financial Services — 8.6%
Charles Schwab Corp.	75,000	846,000
Citigroup, Inc.	20,300	938,469
Franklin Resources, Inc.	12,100	931,458
Goldman Sachs Group, Inc. (The)	9,500	969,190
Legg Mason, Inc.	10,700	1,113,977
Merrill Lynch & Co., Inc.	14,300	786,643

		5,585,737

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage — 0.6%
Whole Foods Market, Inc.	3,000	$354,900

Health Care Services — 4.1%
UnitedHealth Group, Inc.	27,200	1,418,208
WellPoint, Inc.(a)	17,800	1,239,592

		2,657,800

Insurance — 5.2%
ACE, Ltd. (Cayman Islands)	19,300	865,605
AFLAC, Inc.	13,600	588,608
American International Group, Inc.	33,600	1,952,160

		3,406,373

Internet — 12.2%
eBay, Inc.(a)	64,200	2,119,242
Google, Inc. (Class “A” Stock)(a)	9,700	2,853,255
Yahoo!, Inc.(a)	85,500	2,962,575

		7,935,072

Leisure — 1.8%
Carnival Corp.	21,900	1,194,645

Media — 1.6%
E.W. Scripps Co. (Class “A” Stock)	21,900	1,068,720

Oil & Gas Services — 5.1%
Halliburton Co.	41,200	1,970,184
Nabors Industries, Ltd.(a)	22,100	1,339,702

		3,309,886

Retail — 3.6%
Lowe’s Cos., Inc.	11,400	663,708
Starbucks Corp.(a)	11,700	604,422
Target Corp.	19,400	1,055,554

		2,323,684

Semiconductors — 1.1%
Texas Instruments, Inc.	26,400	741,048

Telecommunications — 8.2%
Corning, Inc.(a)	75,700	1,258,134
Juniper Networks, Inc.(a)	70,700	1,780,226
QUALCOMM, Inc.	68,800	2,271,088

		5,309,448

TOTAL INVESTMENTS — 99.9% (cost $58,332,445; Note 6)		64,870,743
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		71,582

NET ASSETS — 100%		$64,942,325

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B4

SP ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Drugs & Medical Supplies	14.9%
Internet	12.2%
Financial Services	8.6%
Telecommunications	8.2%
Computers	7.6%
Electronics	6.5%
Computer Software & Services	6.4%
Insurance	5.2%
Oil & Gas Services	5.1%
Cosmetics & Soaps	4.2%
Health Care Services	4.1%
Diversified Operations	3.9%
Retail	3.6%
Biotechnology	2.9%
Leisure	1.8%
Media	1.6%
Building & Construction	1.2%
Semiconductors	1.1%
Food & Beverage	0.6%
Aerospace/Defense	0.2%

99.9%
Other assets in excess of liabilities	0.1%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B5

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%	Shares	Value (Note 2)
Mutual Funds
Jennison Portfolio (Class I)	8,331,128	$151,959,781
Money Market Portfolio	4,131,033	41,310,329
SP Goldman Sachs Small Cap Value Portfolio	4,565,470	61,907,768
SP Large Cap Value Portfolio	19,655,462	224,858,486
SP LSV International Value Portfolio	9,027,882	72,223,058
SP PIMCO High Yield Portfolio	5,001,583	52,016,465
SP PIMCO Total Return Portfolio	25,312,658	290,589,317
SP Small Cap Growth Portfolio	9,827,225	61,714,970
SP William Blair International Growth Portfolio (Class I)	11,180,244	71,888,967

TOTAL INVESTMENTS — 100.0% (cost $977,967,221; Note 6)		1,028,469,141
LIABILITIES IN EXCESS OF OTHER ASSETS		(36,283)

NET ASSETS — 100.0%		$1,028,432,858

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net asssets as of June 30, 2005 was as follows:

Mutual Funds	100.0%
Liabilities in excess of other assets	— (a)

100.0%

(a)	Less the 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

B6

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%	Shares	Value (Note 2)
Mutual Funds
Jennison Portfolio (Class I)	2,871,528	$52,376,667
Money Market Portfolio	3,738,054	37,380,543
SP Goldman Sachs Small Cap Value Portfolio	1,573,654	21,338,744
SP Large Cap Value Portfolio	6,928,748	79,264,872
SP LSV International Value Portfolio	3,334,388	26,675,101
SP PIMCO High Yield Portfolio	2,586,273	26,897,238
SP PIMCO Total Return Portfolio	21,035,996	241,493,237
SP Small Cap Growth Portfolio	3,387,168	21,271,415
SP William Blair International Growth Portfolio (Class I)	4,129,279	26,551,262

TOTAL INVESTMENTS — 100.0% (cost $516,212,172; Note 6)		533,249,079
LIABILITIES IN EXCESS OF OTHER ASSETS		(19,403)

NET ASSETS — 100.0%		$533,229,676

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Mutual Funds	100.0%
Liabilities in excess of other assets	—

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B7

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%		Value (Note 2)
COMMON STOCKS	Shares
Auto/Equipment Rental — 1.0%
Cosco Pacific Ltd. (Hong Kong)	430,000	$832,403
Harley-Davidson, Inc.	40,900	2,028,640

		2,861,043

Banks — 8.9%
Fifth Third Bancorp	74,300	3,061,903
Golden West Financial Corp.	151,800	9,772,884
HSBC Holdings PLC (United Kingdom)	693,509	11,028,575
Lloyds TSB Group PLC, ADR (United Kingdom)	63,500	2,162,175

		26,025,537

Beverages — 1.2%
Heineken Holding NV (Class “A” Stock) (Netherlands)	127,250	3,557,205

Business Services — 2.3%
Dun & Bradstreet Corp.(a)	42,600	2,626,290
Iron Mountain, Inc.(a)	131,100	4,066,722

		6,693,012

Computers — 0.6%
Hewlett-Packard Co.	69,200	1,626,892

Construction & Housing — 1.7%
Hunter Douglas NV (Netherlands)	9,700	483,443
Martin Marietta Materials, Inc.	35,600	2,460,672
Vulcan Materials Co.	32,600	2,118,674

		5,062,789

Containers & Packaging — 2.5%
Sealed Air Corp.(a)	145,900	7,264,361

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	18,700	707,795

Diversified Consumer Products — 1.1%
Lexmark International, Inc. (Class “A” Stock)(a)	49,000	3,176,670

Diversified Financial Services — 0.4%
Principal Financial Group, Inc.	26,000	1,089,400

Diversified Manufacturing — 4.1%
Tyco International Ltd.	408,152	11,918,038

Diversified Operations — 0.4%
Rentokil Initial PLC, ADR (United Kingdom)	382,100	1,093,662

Drugs & Medical Supplies — 1.4%
Caremark Rx, Inc.(a)	5,700	253,764
Eli Lilly & Co.	47,100	2,623,941
Novartis AG Registered (Switzerland)	29,000	1,376,823

		4,254,528

Financial Services — 17.1%
American Express Co.	327,600	17,438,148
H&R Block, Inc.	97,200	5,671,620
J.P. Morgan Chase & Co.	302,616	10,688,397
Moody’s Corp.	79,200	3,560,832
Providian Financial Corp.(a)	60,500	1,066,615
State Street Corp.	13,000	627,250
Takefuji Corp. (Japan)	35,620	2,397,401
Wells Fargo & Co.	142,700	8,787,466

		50,237,729

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Foods — 2.3%
Diageo PLC, ADR (United Kingdom)	65,500	$3,884,150
Hershey Foods Corp.	45,300	2,813,130

		6,697,280

Healthcare Providers & Services — 2.8%
Cardinal Health, Inc.	60,200	3,466,316
HCA, Inc.	84,300	4,777,281

		8,243,597

Insurance — 16.9%
American International Group, Inc.	241,300	14,019,530
Aon Corp.	83,000	2,078,320
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	125	10,437,500
Chubb Corp.	9,900	847,539
Loews Corp.	73,100	5,665,250
Markel Corp.(a)	700	237,300
Marsh & McLennan Companies, Inc.	90,300	2,501,310
Progressive Corp.	89,400	8,833,614
Sun Life Financial, Inc. (Canada)	15,300	515,610
Transatlantic Holdings, Inc.	77,475	4,324,654

		49,460,627

Investment Firms — 3.4%
Citigroup, Inc.	170,900	7,900,707
Morgan Stanley	41,400	2,172,258

		10,072,965

Internet — 0.5%
IAC/InterActiveCorp.(a)	56,100	1,349,205

Media — 5.4%
Comcast Corp. (Class “A” Stock)(a)	317,800	9,518,110
Gannett Co., Inc.	18,800	1,337,244
Lagardere SCA (France)	55,600	4,107,116
WPP Group, ADR (United Kingdom)	17,200	878,060

		15,840,530

Oil & Gas — 10.4%
ConocoPhillips	142,040	8,165,880
Devon Energy Corp.	127,600	6,466,768
EOG Resources, Inc.	110,300	6,265,040
Occidental Petroleum Corp.	94,100	7,239,113
Transocean, Inc.(a)	45,200	2,439,444

		30,576,245

Real Estate Investment Trust — 2.0%
CenterPoint Properties Trust	138,400	5,854,320

Retail — 4.3%
AutoZone, Inc.(a)	23,700	2,191,302
Costco Wholesale Corp.	202,600	9,080,532
Wal-Mart Stores, Inc.	29,300	1,412,260

		12,684,094

Software — 0.9%
Microsoft Corp.	109,900	2,729,916

Telecommunications – Wirelines — 1.1%
Nokia Oyj, ADR (Finland)	59,500	990,080
NTL, Inc.(a)	2,500	171,050

SEE NOTES TO FINANCIAL STATEMENTS.

B8

SP DAVIS VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Telecommunications – Wirelines (cont’d.)
SK Telecom Co., Ltd., ADR (South Korea)	59,600	$1,215,840
Telewest Global, Inc.(a)	31,600	719,848

		3,096,818

Tobacco — 5.0%
Altria Group, Inc.	224,900	14,542,034

Transportation/Shipping — 1.0%
China Merchants Holdings International Co., Ltd. (Hong Kong)	490,000	948,573
Kuehne & Nagel International AG (Switzerland)	700	148,484
United Parcel Service, Inc. (Class “B” Stock)	25,200	1,742,832

		2,839,889

TOTAL LONG-TERM INVESTMENTS (cost $239,356,351)		289,556,181

SHORT-TERM INVESTMENTS — 0.9%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.93%, 6/1/04(b) (cost $2,784,000)(b) 3.25%, 7/1/05	$2,784	2,784,000

TOTAL INVESTMENTS(c) — 99.8% (cost $242,140,351; Note 6)		292,340,181
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		519,405

NET ASSETS — 100%		$292,859,586

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Insurance	17.3%
Financial Services	17.2%
Oil & Gas	10.4%
Banks	8.9%
Media	5.7%
Tobacco	5.0%
Retail	4.3%
Diversified Manufacturing	4.1%
Investment Firms	3.4%
Healthcare Providers & Services	2.8%
Containers & Packaging	2.5%
Foods	2.3%
Business Services	2.3%
Real Estate Investment Trust	2.0%
Construction & Housing	1.7%
Drugs & Medical Supplies	1.4%
Beverages	1.2%
Diversified Consumer Products	1.1%
Auto/Equipment Rental	1.0%
Repurchase Agreement	0.9%
Software	0.9%
Telecommunications – Wirelines	0.8%
Diversified Operations	0.7%
Transportation/Shipping	0.6%
Computers	0.6%
Internet	0.5%
Cosmetics & Toiletries	0.2%

99.8%
Other assets in excess of other liabilities	0.2%

100.0%

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,784,251 due 7/01/05. The value of the collateral including accrued interest was $2,881,888, collaterized by United States Treasury or federal agency obligations.

(c)	As of June 30, 2005, 8 securities representing $21,250,804 and 7.3% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

B9

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 96.8%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 1.1%
Alliant Techsystems, Inc.(a)	13,273	$937,074
Ducommun, Inc.(a)	62,810	1,062,117
EDO Corp.	52,919	1,582,807
Rockwell Collins, Inc.	25,681	1,224,470

		4,806,468

Airlines — 0.1%
Frontier Airlines, Inc.(a)	53,259	550,166

Biotechnology — 0.6%
MedImmune, Inc.(a)	46,040	1,230,189
Renovis, Inc.(a)	50,664	773,639
United Therapeutics Corp.(a)	17,439	840,560

		2,844,388

Brokers — 0.8%
Knight Capital Group, Inc. (Class “A” Stock)(a)	204,107	1,555,295
optionsXpress Holdings, Inc.	28,995	440,724
The Bear Stearns Cos., Inc.	12,539	1,303,304

		3,299,323

Building & Building Products — 0.0%
Trex Company, Inc.(a)	6,849	176,019

Chemicals — 3.1%
Agrium, Inc. (Canada)	221,841	4,350,302
Albemarle Corp.	79,659	2,905,164
American Vanguard Corp.	1,418	29,650
Carlisle Cos., Inc.	9,463	649,446
Minerals Technologies, Inc.	39,717	2,446,567
NuCo2, Inc.(a)	40,325	1,035,143
Penford Corp.	51,493	823,888
Rohm and Haas Co.	28,995	1,343,628

		13,583,788

Computer Hardware — 3.3%
Avocent Corp.(a)	18,200	475,748
CDW Corp.	16,924	966,191
Ditech Communications Corp.(a)	169,707	1,101,398
Hutchinson Technology, Inc.(a)	53,357	2,054,778
Imation Corp.	33,153	1,286,005
Insight Enterprises, Inc.(a)	157,877	3,185,958
KEMET Corp. Common(a)	48,700	306,810
Mobility Electronics, Inc.(a)	130,672	1,195,649
PalmOne, Inc.(a)	28,440	846,659
ScanSource, Inc.(a)	34,211	1,469,020
Tech Data Corp.(a)	30,587	1,119,790
Xerox Corp.(a)	27,100	373,709

		14,381,715

Computer Software — 2.2%
Activision, Inc.(a)	69,170	1,142,688
Atari, Inc.(a)	743,233	2,066,188
Citadel Security Software, Inc.(a)	215,176	161,382
Hyperion Solutions Corp.(a)	22,332	898,640
McDATA Corp. (Class “A” Stock)(a)	240,850	963,400
SYNNEX Corp.(a)	4,797	83,996
Take-Two Interactive Software, Inc.(a) .	89,760	2,284,392
Ultimate Software Group, Inc.(a)	81,253	1,332,549
Viisage Technology, Inc.(a)	206,742	926,204

		9,859,439

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Construction — 3.5%
Beazer Homes USA, Inc.	43,844	$2,505,684
Champion Enterprises, Inc.(a)	33,635	334,332
Comfort Systems USA, Inc.(a)	110,777	728,913
ElkCorp.	36,076	1,029,970
Hughes Supply, Inc.	70,716	1,987,120
Infrasource Services, Inc.(a)	60,510	630,514
Jacuzzi Brands, Inc.(a)	208,252	2,234,544
Lennar Corp. (Class “A” Stock)	34,752	2,205,014
Lennox International, Inc.	67,019	1,418,792
Standard Pacific Corp.	8,494	747,047
Texas Industries, Inc.	15,469	869,822
WCI Communities, Inc.(a)	16,164	517,733

		15,209,485

Consumer Durables — 0.7%
Mohawk Industries, Inc.(a)	15,717	1,296,653
Select Comfort Corp.(a)	62,473	1,338,796
The Stanley Works	14,549	662,561

		3,298,010

Consulting Services — 0.2%
MAXIMUS, Inc.	9,889	348,983
Resources Connection, Inc.(a)	24,023	558,054

		907,037

Distribution/Wholesalers — 0.0%
Ingram Micro, Inc. (Class “A” Stock)(a)	1,700	26,469

Diversified Energy — 0.5%
The Williams Cos., Inc.	75,843	1,441,017
Western Gas Resources, Inc.	25,000	872,500

		2,313,517

Drugs — 0.9%
Charles River Laboratories International, Inc.(a)	18,894	911,635
IVAX Corp.(a)	24,905	535,458
Medarex, Inc.(a)	78,666	655,288
PAREXEL International Corp.(a)	56,014	1,111,878
Prestige Brands Holdings, Inc.(a)	15,481	301,880
Salix Pharmaceuticals, Ltd.(a)	34,896	616,263

		4,132,402

Electrical Utilities — 4.6%
Avista Corp.	40,431	751,612
Central Vermont Public Service Corp.	12,365	228,752
Cinergy Corp.	10,993	492,706
Cleco Corp.	56,986	1,229,188
CMS Energy Corp.(a)	13,100	197,286
Edison International	23,378	947,978
El Paso Electric Co.(a)	184,234	3,767,585
Entergy Corp.	24,843	1,876,889
FirstEnergy Corp.	22,627	1,088,585
MGE Energy, Inc.	11,008	400,471
PG&E Corp.	46,130	1,731,720
Pinnacle West Capital Corp.	2,228	99,035
PNM Resources, Inc.	13,100	377,411
PPL Corp.	46,313	2,750,066
Public Service Enterprise Group, Inc.	3,300	200,706
Sierra Pacific Resources(a)	44,917	559,217

SEE NOTES TO FINANCIAL STATEMENTS.

B10

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electrical Utilities (cont’d.)
Southern Union Co.(a)	47,115	$1,156,673
Westar Energy, Inc.	59,019	1,418,227
Wisconsin Energy Corp.	17,398	678,522

		19,952,629

Energy Resources — 3.1%
EOG Resources, Inc.	58,469	3,321,039
Parallel Petroleum Corp.(a)	83,454	738,568
Range Resources Corp.	205,452	5,526,659
Whiting Petroleum Corp.(a)	113,500	4,121,185

		13,707,451

Environmental & Other Services — 1.7%
ITT Educational Services, Inc.(a)	48,284	2,579,331
Medical Staffing Network Holdings, Inc.(a)	132,797	657,345
PRG-Shultz International, Inc.(a)	198,818	560,667
Republic Services, Inc.	28,041	1,009,756
School Specialty, Inc.(a)	22,972	1,068,198
TRC Cos., Inc.(a)	25,334	297,421
Waste Connections, Inc.(a)	34,009	1,268,196

		7,440,914

Food & Beverage — 1.8%
American Italian Pasta Co. (Class “A” Stock)	45,883	964,461
Archer-Daniels-Midland Co.	36,908	789,093
Corn Products International, Inc.	27,254	647,555
Hain Celestial Group, Inc.(a)	51,986	1,013,727
Sensient Technologies Corp.	147,948	3,049,208
Smithfield Foods, Inc.(a)	34,043	928,353
The Pepsi Bottling Group, Inc.	14,244	407,521

		7,799,918

Forest — 1.5%
Caraustar Industries, Inc.(a)	359,634	3,776,157
Packaging Corp. of America	43,946	925,063
Universal Forest Products, Inc.	48,215	1,998,512

		6,699,732

Gas Utilities — 1.7%
AGL Resources, Inc.	55,332	2,138,582
Atmos Energy Corp.	1,853	53,366
Energen Corp.	6,000	210,300
Northwest Natural Gas Co.	76,082	2,909,376
South Jersey Industries, Inc.	16,199	990,083
Southwest Gas Corp.	39,318	1,003,002

		7,304,709

Health Insurance — 0.4%
Health Net, Inc.(a)	45,757	1,746,087

Home Products — 2.4%
Chattem, Inc.(a)	3,926	162,536
Elizabeth Arden, Inc.(a)	151,644	3,546,953
Helen of Troy Ltd. (Bermuda)(a)	83,578	2,127,896
Newell Rubbermaid, Inc.	53,113	1,266,214
Oneida Ltd.(a)	142,117	355,292
Playtex Products, Inc.(a)	158,131	1,701,490
The Clorox Co.	21,069	1,173,965

		10,334,346

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hotel & Leisure — 2.0%
Aztar Corp.(a)	79,441	$2,720,854
Callaway Golf Co.	48,354	746,102
Fossil, Inc.(a)	57,559	1,306,589
Harrah’s Entertainment, Inc.	13,521	974,458
Hilton Hotels Corp.	34,056	812,236
K2, Inc.(a)	161,392	2,046,451

		8,606,690

Industrial Components — 2.7%
Actuant Corp. (Class “A” Stock)(a)	62,429	2,992,846
American Standard Cos., Inc.	29,386	1,231,861
Applied Industrial Technologies, Inc.	24,073	777,317
Lindsay Manufacturing Co.	8,427	198,709
Wabash National Corp.	280,368	6,793,317

		11,994,050

Information Services — 1.7%
BearingPoint, Inc.(a)	225,476	1,652,739
Lionbridge Technologies, Inc.(a)	485,732	3,293,263
MTC Technologies, Inc.(a)	63,769	2,348,612

		7,294,614

Internet — 0.4%
Autobytel, Inc.(a)	292,528	1,412,910
E.piphany, Inc.(a)	46,247	160,940

		1,573,850

Life Insurance — 0.7%
National Atlantic Holdings Corp. (Class “A” Stock)(a)	49,989	578,373
StanCorp Financial Group, Inc.	20,971	1,605,959
Torchmark Corp.	20,650	1,077,930

		3,262,262

Machinery & Equipment — 0.1%
Zebra Technologies Corp. (Class “A” Stock)(a)	8,685	380,316

Media — 0.8%
ADVO, Inc.	66,056	2,103,884
Lamar Advertising Co. (Class “A” Stock)(a)	28,955	1,238,405

		3,342,289

Medical Products — 1.2%
Abaxis, Inc.(a)	59,397	646,239
Conceptus, Inc.(a)	165,357	934,267
NDCHealth Corp.	83,583	1,501,987
PSS World Medical, Inc.(a)	118,164	1,471,142
ThermoGenesis Corp.(a)	201,709	877,434

		5,431,069

Medical Providers — 0.7%
Psychiatric Solutions, Inc.(a)	11,169	544,042
Radiologix, Inc.(a)	273,698	1,163,217
United Surgical Partners International, Inc.(a)	11,142	580,275
WebMD Corp.(a)	55,783	572,891

		2,860,425

SEE NOTES TO FINANCIAL STATEMENTS.

B11

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Mining — 1.6%
Commercial Metals Co.	98,373	$2,343,245
Mueller Industries, Inc.	105,655	2,863,250
Oregon Steel Mills, Inc.(a)	80,767	1,390,000
Schnitzer Steel Industries, Inc. (Class “A” Stock)	14,951	354,339

		6,950,834

Motor Vehicle — 2.2%
American Axle & Manufacturing Holdings, Inc.	73,509	1,857,573
ArvinMeritor, Inc.	28,520	507,371
Autoliv, Inc. (Sweden)	16,652	729,358
Commercial Vehicle Group, Inc.(a)	103,020	1,828,605
Lear Corp.	13,951	507,537
LoJack Corp.(a)	87,381	1,534,410
Methode Eletronics, Inc.	29,192	346,509
Tenneco Automotive, Inc.(a)	127,939	2,128,905

		9,440,268

Oil Services — 1.1%
BJ Services Co.	17,219	903,653
Hydril(a)	16,204	880,687
Noble Energy, Inc.	15,833	1,197,766
Oil States International, Inc.(a)	30,946	778,911
Petroleum Development Corp.(a)	13,188	420,038
Willbros Group, Inc. (Panama)(a)	37,640	539,005

		4,720,060

Parts & Equipment — 2.9%
Baldor Electric Co.	40,772	991,575
Cooper Industries, Ltd. (Bermuda)(Class “A” Stock)	16,552	1,057,673
CyberOptics Corp.(a)	58,615	761,995
Earle M. Jorgensen Co.(a)	160,455	1,291,663
Franklin Electric Co., Inc.	33,546	1,296,553
GrafTech International Ltd.(a)	538,636	2,316,135
Lydall, Inc.(a)	147,882	1,274,743
Modtech Holdings, Inc.(a)	63,403	412,119
MTS Systems Corp.	10,354	347,687
Tennant Co.	13,057	462,348
Terex Corp.(a)	34,079	1,342,713
W-H Energy Services, Inc.(a)	41,594	1,036,938

		12,592,142

Property Insurance — 4.1%
Ambac Financial Group, Inc.	19,484	1,359,204
Aspen Insurance Holdings Ltd. (Bermuda)	39,646	1,092,644
Donegal Group, Inc. (Class “A” Stock) .	31,098	620,716
Everest Re Group Ltd. (Barbados)	15,451	1,436,943
NYMAGIC, Inc.	24,481	571,631
PartnerRe Ltd. (Bermuda)	19,644	1,265,466
ProAssurance Corp.(a)	59,488	2,484,219
ProCentury Corp.	102,602	1,029,098
PXRE Group Ltd. (Bermuda)	61,354	1,547,348
RenaissanceRe Holdings Ltd. (Bermuda)	25,645	1,262,760
RLI Corp.	60,964	2,718,994
The Navigators Group, Inc.(a)	34,191	1,181,983

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Property Insurance (cont’d.)
The PMI Group, Inc.	16,308	$635,686
Willis Group Holdings Ltd. (United Kingdom)	25,311	828,176

		18,034,868

Publishing — 0.8%
Dow Jones & Co., Inc.	36,141	1,281,199
Journal Register Co.(a)	85,691	1,500,449
LECG Corp.(a)	38,082	809,623

		3,591,271

Real Estate Investment Trust — 10.4%
Acadia Realty Trust	59,950	1,118,068
Agree Realty Corp.	47,899	1,448,945
American Campus Communities, Inc.	15,498	351,495
AmeriVest Properties, Inc.	39,896	166,366
Apartment Investment & Management Co (Class “A” Stock)	34,772	1,422,870
BioMed Reality Trust, Inc.	73,266	1,747,394
Brandywine Realty Trust	86,799	2,660,389
Capital Automotive REIT	88,122	3,363,617
Commercial Net Lease Realty	132,647	2,715,284
Corporate Office Properties Trust	11,670	343,682
Correctional Properties Trust	78,563	2,223,333
Developers Diversified Reality Corp.	26,544	1,219,962
Digital Reality Trust, Inc.	12,722	221,108
Entertainment Properties Trust	32,748	1,506,408
Equity Residential Trust	10,300	379,246
Gables Residential Trust	19,984	863,908
Healthcare Realty Trust, Inc.	2,300	88,803
Hersha Hospitality Trust	40,433	385,731
iStar Financial, Inc.	49,417	2,055,253
KKR Financial Corp.(a)	12,060	301,500
LaSalle Hotel Properties	54,030	1,772,724
Lexington Corporate Properties Trust	94,452	2,296,128
MFA Mortgage Investments, Inc.	223,434	1,664,583
OMEGA Healthcare Investors, Inc.	108,229	1,391,825
Parkway Properties, Inc.	62,161	3,108,672
Plum Creek Timber Co., Inc.	35,884	1,302,589
Post Properties, Inc.	25,574	923,477
Prentiss Properties Trust	82,913	3,021,350
RAIT Investment Trust	107,719	3,226,184
Spirit Finance Corp.	35,710	419,593
Town & Country Trust	31,668	902,855
U-Store-It Trust	56,407	1,074,553

		45,687,895

Regional Banks — 9.3%
Alabama National BanCorp.	40,256	2,631,535
Alliance Bankshares Corp.(a)	25,516	389,119
Berkshire Hills Bancorp, Inc.	28,590	952,619
Brookline Bancorp, Inc.	108,681	1,767,153
Cardinal Financial Corp.(a)	110,451	1,037,135
Central Pacific Financial Corp.	59,413	2,115,103
Citizens Banking Corp.	115,378	3,486,723
Commerce Bancshares, Inc.	12,556	632,948
First Niagara Financial Group, Inc.	250,365	3,650,322
First Oak Brook Bancshares, Inc.	19,204	541,937
FirstMerit Corp.	46,021	1,201,608

SEE NOTES TO FINANCIAL STATEMENTS.

B12

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Regional Banks (cont’d.)
IBERIABANK Corp.	36,703	$2,261,272
Interchange Financial Services Corp.	14,596	267,837
KeyCorp	25,832	856,331
M&T Bank Corp.	16,700	1,756,172
Main Street Banks, Inc.	56,011	1,426,040
Millennium Bankshares Corp.(a)	66,879	478,185
PFF Bancorp, Inc.	150,373	4,554,798
Placer Sierra Bancshares	42,663	1,163,420
Prosperity Bancshares, Inc.	22,015	629,849
Signature Bank(a)	50,735	1,237,934
Southcoast Financial Corp.(a)	28,767	710,550
Sterling Bancorp	26,229	559,989
Sun Bancorp, Inc.(a)	12,296	254,159
Texas United Bancshares, Inc.	28,874	525,507
The Bancorp, Inc.(a)	112,640	1,964,441
UMB Financial Corp.	1,045	59,596
United Community Banks, Inc.	60,539	1,575,225
West Coast Bancorp	6,353	155,077
Zions Bancorp.	24,274	1,784,867

		40,627,451

Restaurants — 0.7%
Buca, Inc.(a)	141,525	738,761
California Pizza Kitchen, Inc.(a)	52,556	1,433,202
Fox & Hound Restaurant Group(a)	87,081	1,040,618

		3,212,581

Retail – Apparel — 4.7%
Aaron Rents, Inc.	150,798	3,753,362
Big Lots, Inc.(a)	76,464	1,012,383
Brookstone, Inc.(a)	122,784	2,318,162
Federated Department Stores, Inc.	24,975	1,830,168
J.C. Penney Co., Inc.	28,874	1,518,195
K-Swiss, Inc. (Class “A” Stock)	40,689	1,315,882
Kellwood Co.	39,376	1,059,215
Ross Stores, Inc.	22,548	651,863
Sharper Image Corp.(a)	93,131	1,185,558
The Dress Barn, Inc.(a)	36,198	819,161
The Gymboree Corp.(a)	169,671	2,317,706
The Talbots, Inc.	20,688	671,739
Tuesday Morning Corp.	11,060	348,611
Zale Corp.(a)	56,084	1,777,302

		20,579,307

Semiconductors — 2.0%
Amphenol Corp. (Class “A” Stock)	18,404	739,289
Fairchild Semiconductor International, Inc.(a)	54,217	799,701
Freescale Semiconductor, Inc. (Class “A” Stock)(a)	17,100	359,271
Integrated Device Technology, Inc.(a)	231,898	2,492,903
Power Integrations, Inc.(a)	7,012	151,249
Skyworks Solutions, Inc.(a)	65,508	482,794
Tessera Technologies, Inc.(a)	106,873	3,570,627

		8,595,834

Specialty Financials — 4.2%
Accredited Home Lenders Holding Co.(a)	122,809	5,403,596

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Specialty Financials (cont’d.)
Affiliated Managers Group, Inc.(a)	43,848	$2,996,134
American Capital Strategies Ltd.	23,742	857,324
CIT Group, Inc.	30,641	1,316,644
Financial Federal Corp.	72,308	2,793,981
iShares Russell 2000 Value Index Fund, Inc.	75,168	4,833,302

		18,200,981

Telecommunication Equipment — 0.3%
Anixter International, Inc.(a)	31,263	1,162,046
Black Box Corp.	9,739	344,760

		1,506,806

Telephones — 2.0%
Alaska Communications Systems Group, Inc.	85,968	851,943
Cincinnati Bell, Inc.(a)	251,696	1,082,293
Iowa Telecommunication Services, Inc. .	36,923	692,306
Valor Communications Group, Inc.	60,221	831,050
West Corp.(a)	135,248	5,193,523

		8,651,115

Thrifts — 1.6%
BankUnited Financial Corp. (Class “A” Stock)	92,081	2,489,870
Fidelity Bankshares, Inc.	90,372	2,396,666
Irwin Financial Corp.	49,437	1,097,007
NetBank, Inc.	132,265	1,232,710

		7,216,253

Tobacco — 0.2%
Reynolds American, Inc.	8,920	702,896

Transportation — 3.0%
AirTran Holdings, Inc.(a)	243,476	2,247,283
Dryships, Inc. (Marshall Islands)	15,137	249,912
Forward Air Corp.	23,459	663,186
Frontier Oil Corp.	135,540	3,978,099
Heartland Express, Inc.	63,149	1,226,985
Landstar Systems, Inc.(a)	8,800	265,056
OMI Corp. (Marshall Islands)	81,562	1,550,494
SCS Transportation, Inc.(a)	100,521	1,789,274
Teekay Shipping Corp. (Bahamas)	16,794	737,256
Yellow Roadway Corp.(a)	8,202	416,662

		13,124,207

Trust/Processors — 0.6%
Apollo Investment Corp.	100,153	1,845,820
Northern Trust Corp.	20,592	938,789

		2,784,609

Wireless Telecommunication Services — 0.6%
Alamosa Holdings, Inc.(a)	61,787	858,839
Powerwave Technologies, Inc.(a)	63,539	649,369
UbiquiTel, Inc.(a)	34,195	279,031
US Unwired, Inc. (Class “A” Stock)(a)	116,015	675,207

		2,462,446

TOTAL LONG-TERM INVESTMENTS (cost $ 392,204,615)		423,801,401

SEE NOTES TO FINANCIAL STATEMENTS.

B13

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

SHORT-TERM INVESTMENTS — 3.6%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co. 2.50%, 7/1/05 (cost $15,553,294)(b)	$15,553	$15,553,294

TOTAL INVESTMENTS — 100.4% (cost $407,757,909; Note 6)		439,354,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,698,366)

NET ASSETS — 100%		$437,656,329

The following abbreviation is used in portfolio description:

REIT	Real Estate Investment Trust

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $15,554,374 due 7/01/05. The value of the collateral including accrued interest was $15,926,052. Collateralized by United States Treasury or federal agency obligations.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Real Estate Investment Trust	10.4%
Regional Banks	9.3%
Retail – Apparel	4.7%
Electrical Utilities	4.6%
Specialty Financials	4.2%
Property Insurance	4.1%
Repurchase Agreement	3.6%
Construction	3.5%
Computer Hardware	3.3%
Chemicals	3.1%
Energy Resources	3.1%
Transportation	3.0%
Parts & Equipment	2.9%
Industrial Components	2.7%
Home Products	2.4%
Computer Software	2.2%
Motor Vehicle	2.2%
Hotel & Leisure	2.0%
Semiconductors	2.0%
Telephones	2.0%
Food & Beverage	1.8%
Environmental & Other Services	1.7%
Gas Utilities	1.7%
Information Services	1.7%
Mining	1.6%
Thrifts	1.6%
Forest	1.5%
Medical Products	1.2%
Aerospace/Defense	1.1%
Oil Services	1.1%
Drugs	0.9%
Brokers	0.8%
Media	0.8%
Publishing	0.8%
Consumer Durables	0.7%
Life Insurance	0.7%
Medical Providers	0.7%
Restaurants	0.7%
Biotechnology	0.6%
Trust/Processors	0.6%
Wireless Telecommunication Services	0.6%
Diversified Energy	0.5%
Health Insurance	0.4%
Internet	0.4%
Telecommunication Equipment	0.3%
Consulting Services	0.2%
Tobacco	0.2%
Airlines	0.1%
Machinery & Equipment	0.1%

100.4%
Liabilities in excess of other assets	(0.4)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B14

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%	Shares	Value (Note 2)
Mutual Funds
Jennison Portfolio (Class I)	9,193,456	$167,688,642
SP Goldman Sachs Small Cap Value Portfolio	4,408,182	59,774,946
SP Large Cap Value Portfolio	21,443,679	245,315,685
SP LSV International Value Portfolio	9,606,166	76,849,324
SP PIMCO High Yield Portfolio	4,139,342	43,049,155
SP PIMCO Total Return Portfolio	9,726,243	111,657,274
SP Small Cap Growth Portfolio	10,844,526	68,103,625
SP William Blair International Growth Portfolio (Class I)	11,896,338	76,493,455

TOTAL INVESTMENTS — 100.0% (cost $798,421,927; Note b)		848,932,106
LIABILITIES IN EXCESS OF OTHER ASSETS		(30,139)

NET ASSETS — 100.0%		$848,901,967

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Mutual Fund	100%
Liabilities in excess of other assets	— (a)

100.0%

(a)	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

B15

SP LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 2.8%
Lockheed Martin Corp.	150,200	$9,743,474
Northrop Grumman Corp.	46,300	2,558,075
Raytheon Co.	205,800	8,050,896

		20,352,445

Air Freight & Couriers — 0.1%
FedEx Corp.	7,300	591,373
United Parcel Service, Inc. (Class “B” Stock)	2,700	186,732

		778,105

Auto Components — 1.3%
Delphi Corp.	422,900	1,966,485
Johnson Controls, Inc.	38,600	2,174,338
Lear Corp.	138,900	5,053,182

		9,194,005

Automobiles — 0.0%
Ford Motor Co.	11,000	112,640

Beverages — 0.7%
Coca-Cola Co.	97,700	4,078,975
Coca-Cola Enterprises, Inc.	41,700	917,817

		4,996,792

Biotechnology — 0.1%
Amgen, Inc.(a)	4,200	253,932
Gilead Sciences, Inc.(a)	17,400	765,426

		1,019,358

Building & Building Products — 0.0%
Masco Corp.	9,700	308,072

Chemicals — 1.1%
Air Products & Chemicals, Inc.	51,900	3,129,570
PPG Industries, Inc.	8,000	502,080
Praxair, Inc.	52,400	2,441,840
Rohm & Haas Co.	46,200	2,140,908

		8,214,398

Commercial Banks — 5.6%
Astoria Financial Corp.	18,000	512,460
Bank of America Corp.	265,900	12,127,699
Bank of New York Co., Inc.	35,100	1,010,178
BB&T Corp.	20,600	823,382
KeyCorp	174,000	5,768,100
Marshall & Ilsley Corp.	6,600	293,370
Mellon Financial Corp.	66,500	1,907,885
North Fork Bancorporation, Inc.	139,900	3,929,791
PNC Financial Services Group	12,100	658,966
UnionBanCal Corp.	70,600	4,724,552
Wachovia Corp.	21,400	1,061,440
Wells Fargo & Co.	113,000	6,958,540
Zions Bancorporation	12,700	933,831

		40,710,194

Commercial Services & Supplies — 2.2%
Cendant Corp.	341,100	7,630,407
Nalco Holding Co.(a)	72,900	1,431,027
PHH Corp.(a)	12,770	328,444
Waste Management, Inc.	228,100	6,464,354

		15,854,232

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Communications Equipment — 0.6%
Cisco Systems, Inc.(a)	40,600	$775,866
Corning, Inc.(a)	116,000	1,927,920
Juniper Networks, Inc.(a)	27,300	687,414
Motorola, Inc.	29,100	531,366
QUALCOMM, Inc.	17,700	584,277

		4,506,843

Computers & Peripherals — 0.7%
EMC Corp.(a)	84,000	1,151,640
Hewlett-Packard Co.	88,100	2,071,231
International Business Machines Corp. (IBM)	14,300	1,061,060
Lexmark International, Inc. (Class “A” Stock)(a)	11,400	739,062
NCR Corp.(a)	5,500	193,160

		5,216,153

Consumer Finance — 2.2%
MBNA Corp.	609,100	15,934,056

Containers & Packaging — 0.1%
Smurfit-Stone Container Corp.(a)	4,600	46,782
Temple-Inland, Inc.	13,100	486,665

		533,447

Diversified Consumer Products — 0.1%
Fortune Brands, Inc.	5,200	461,760

Diversified Financial Services — 8.6%
Capital One Financial Corp.	16,100	1,288,161
Charles Schwab Corp.	61,100	689,208
CIT Group, Inc.	208,800	8,972,136
Citigroup, Inc.	358,400	16,568,832
Countrywide Financial Corp.	105,700	4,081,077
E*TRADE Financial Corp.(a)	7,000	97,930
Goldman Sachs Group, Inc.	40,500	4,131,810
Hudson City Bancorp, Inc.	19,200	219,072
Merrill Lynch & Co., Inc.	28,800	1,584,288
Morgan Stanley	98,400	5,163,048
Principal Financial Group, Inc.	207,800	8,706,820
State Street Corp.	85,100	4,106,075
U.S. Bancorp	226,500	6,613,800

		62,222,257

Diversified Telecommunication Services — 2.6%
AT&T Corp.	42,200	803,488
MCI, Inc.(a)	23,400	601,614
SBC Communications, Inc.	273,400	6,493,250
Sprint Corp.	80,600	2,022,254
Verizon Communications, Inc.	257,400	8,893,170

		18,813,776

Electric Utilities — 7.7%
Alliant Energy Corp.	122,000	3,434,300
CenterPoint Energy, Inc.	8,300	109,643
CMS Energy Corp.(a)	109,000	1,641,540
Consolidated Edison, Inc.	42,600	1,995,384
Constellation Energy Group	48,300	2,786,427
Dominion Resources, Inc.	58,700	4,307,993
Edison International	67,700	2,745,235
Entergy Corp.	75,600	5,711,580

SEE NOTES TO FINANCIAL STATEMENTS.

B16

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electric Utilities (cont’d.)
FirstEnergy Corp.	209,100	$10,059,801
FPL Group, Inc.	386,000	16,235,160
Northeast Utilities	40,100	836,486
Pepco Holdings, Inc.	5,000	119,700
PG&E Corp.	25,000	938,500
Pinnacle West Capital Corp.	16,300	724,535
PPL Corp.	38,400	2,280,192
Wisconsin Energy Corp.	15,300	596,700
Xcel Energy, Inc.	84,400	1,647,488

		56,170,664

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	22,900	1,171,564

Food Products — 2.3%
Kraft Foods, Inc. (Class “A” Stock)	162,900	5,181,849
Sara Lee Corp.	182,700	3,619,287
Unilever PLC ADR (United Kingdom)	195,600	7,599,060

		16,400,196

Food & Staples Retailing — 1.4%
Albertson’s, Inc.	455,000	9,409,400
Sysco Corp.	12,600	455,994

		9,865,394

Healthcare Equipment & Supplies — 0.5%
Bausch & Lomb, Inc.	12,000	996,000
Biomet, Inc.	6,400	221,696
Boston Scientific Corp.(a)	33,300	899,100
Guidant Corp.	7,600	511,480
McKesson Corp.	10,300	461,337
Zimmer Holdings, Inc.(a)	11,500	875,955

		3,965,568

Healthcare Providers & Services — 2.2%
Aetna, Inc.	16,700	1,383,094
HCA, Inc.	65,600	3,717,552
Medco Health Solutions, Inc.(a)	9,800	522,928
Tenet Healthcare Corp.(a)	617,500	7,558,200
WellPoint, Inc.(a)	45,300	3,154,692

		16,336,466

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp. (Panama)	25,900	1,412,845
Harrah’s Entertainment, Inc.	102,427	7,381,936
Hilton Hotels Corp.	43,400	1,035,090
International Game Technology	23,500	661,525
Marriott International, Inc. (Class “A” Stock)	13,600	927,792
McDonald’s Corp.	110,500	3,066,375
Starwood Hotels & Resorts Worldwide, Inc.	4,800	281,136
Yum! Brands, Inc.	113,700	5,921,496

		20,688,195

Household Durables — 2.6%
Lennar Corp. (Class “A” Stock)	293,100	18,597,195
Mohawk Industries, Inc.(a)	5,900	486,750

		19,083,945

Household Products — 0.4%
Procter & Gamble Co.	49,600	2,616,400

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Index Fund — 0.5%
iShares Russell 1000 Value Index Fund	48,800	$3,252,032

Industrial Conglomerates — 2.2%
3M Co.	18,700	1,352,010
General Electric Co.	147,600	5,114,340
Honeywell International, Inc.	200	7,326
Tyco International, Ltd. (Bermuda)	325,900	9,516,280

		15,989,956

Insurance — 10.7%
AFLAC, Inc.	46,200	1,999,536
Allmerica Financial Corp.(a)	115,200	4,272,768
Allstate Corp. (The)	101,500	6,064,625
AMBAC Financial Group, Inc.	28,400	1,981,184
American International Group, Inc.	30,100	1,748,810
Aon Corp.	18,500	463,240
Assurant, Inc.	42,300	1,527,030
Chubb Corp. (The)	3,400	291,074
CIGNA Corp.	300	32,109
Genworth Financial, Inc. (Class “A” Stock)	80,400	2,430,492
Hartford Financial Services Group, Inc.	54,300	4,060,554
Lincoln National Corp.	9,800	459,816
MBIA, Inc.	14,200	842,202
MetLife, Inc.	449,400	20,196,036
Progressive Corp.	7,900	780,599
Protective Life Corp.	12,000	506,640
St. Paul Travelers Cos., Inc. (The)	392,500	15,515,525
Torchmark Corp.	19,300	1,007,460
UnumProvident Corp.	736,100	13,485,352
W. R. Berkley Corp.	14,000	499,520

		78,164,572

Internet — 0.0%
eBay, Inc.(a)	8,600	283,886

IT Consulting & Services — 0.1%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	13,700	700,070
Computer Sciences Corp.(a)	4,200	183,540

		883,610

IT Services — 2.5%
Electronic Data Systems Corp.	946,600	18,222,050

Leisure Equipment & Products — 0.9%
Eastman Kodak Co.	213,800	5,740,530
Mattel, Inc.	59,300	1,085,190

		6,825,720

Machinery — 1.2%
Deere & Co.	23,300	1,525,917
Eaton Corp.	29,300	1,755,070
ITT Industries, Inc.	100	9,763
SPX Corp.	120,500	5,540,590

		8,831,340

Media — 2.4%
DIRECTV Group, Inc. (The)(a)	20,900	323,950
E.W. Scripps Co. (The) (Class “A” Stock)	21,400	1,044,320
EchoStar Communications Corp. (Class “A” Stock)(a)	14,100	425,115

SEE NOTES TO FINANCIAL STATEMENTS.

B17

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Media (cont’d.)
Gannett Co., Inc.	54,200	$3,855,246
New York Times Co. (The) (Class “A” Stock)	15,900	495,285
News Corp. (Class “B” Stock)	137,428	2,223,585
Time Warner, Inc.(a)	179,700	3,002,787
Viacom, Inc. (Class “B” Stock)	173,200	5,545,864
Walt Disney Co. (The)	13,200	332,376

		17,248,528

Metal & Mining — 1.3%
Alcoa, Inc.	339,100	8,860,683
United States Steel Corp.	14,400	494,928

		9,355,611

Multiline Retail — 0.4%
Federated Department Stores, Inc.	23,800	1,744,064
Kohl’s Corp.(a)	10,100	564,691
Sears Holdings Corp.(a)	1	150
Target Corp.	9,200	500,572

		2,809,477

Multi-Utilities — 0.2%
Dynegy, Inc. (Class “A” Stock)(a)	26,900	130,734
SCANA Corp.	28,400	1,212,964

		1,343,698

Oil & Gas — 6.2%
Anadarko Petroleum Corp.	12,200	1,002,230
Apache Corp.	40,300	2,603,380
ChevronTexaco Corp.	105,800	5,916,336
ConocoPhillips	98,900	5,685,761
Devon Energy Corp.	28,900	1,464,652
EOG Resources, Inc.	12,500	710,000
Exxon Mobil Corp.	338,600	19,459,342
Occidental Petroleum Corp.	59,200	4,554,256
Unocal Corp.	39,100	2,543,455
Valero Energy Corp.	17,900	1,416,069

		45,355,481

Oil, Gas & Consumable Fuels — 1.9%
Ashland, Inc.	105,800	7,603,846
Sunoco, Inc.	52,800	6,002,304

		13,606,150

Paper & Forest Products — 0.9%
Bowater, Inc.	9,000	291,330
Georgia-Pacific Corp.	13,500	429,300
International Paper Co.	33,400	1,009,014
Weyerhaeuser Co.	80,200	5,104,730

		6,834,374

Personal Products — 0.1%
Gillette Co.	8,900	450,607

Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	22,200	554,556
Eli Lilly & Co.	1,300	72,423
Forest Laboratories, Inc.(a)	22,900	889,665
Johnson & Johnson	5,900	383,500
Merck & Co., Inc.	16,600	511,280
OSI Pharmaceuticals, Inc.(a)	20,600	841,922

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	329,800	$9,095,884
Sepracor, Inc.(a)	21,600	1,296,216
Wyeth	62,800	2,794,600

		16,440,046

Real Estate Investment Trust — 3.6%
Apartment Investment & Management Co (Class “A” Stock)	159,300	6,518,556
Camden Property Trust	11,600	623,500
CarrAmerica Realty Corp.	7,100	256,878
CenterPoint Properties Trust	6,300	266,490
Duke Realty Corp.	19,700	623,702
Equity Office Properties Trust	37,500	1,241,250
General Growth Properties, Inc.	6,000	246,540
Host Marriott Corp.	20,100	351,750
Kimco Realty Corp.	20,500	1,207,655
Liberty Property Trust	6,000	265,860
Mack-Cali Realty Corp.	20,900	946,770
New Century Financial Corp.	154,700	7,959,315
Plum Creek Timber Co., Inc.	101,100	3,669,930
ProLogis	34,900	1,404,376
Simon Property Group, Inc.	7,700	558,173

		26,140,745

Road & Rail — 0.8%
CSX Corp.	15,000	639,900
Norfolk Southern Corp.	29,800	922,608
Union Pacific Corp.	59,900	3,881,520

		5,444,028

Semiconductor Equipment & Products — 0.1%
Altera Corp.(a)	1,300	25,766
Analog Devices, Inc.	18,700	697,697
Teradyne, Inc.(a)	7,800	93,366
Xilinx, Inc.	2,500	63,750

		880,579

Software — 3.6%
BMC Software, Inc.(a)	296,200	5,316,790
Computer Associates International, Inc.	661,500	18,178,020
Microsoft Corp.	61,800	1,535,112
Oracle Corp.(a)	98,600	1,301,520

		26,331,442

Specialty Retail — 0.5%
Home Depot, Inc.(a)	13,400	521,260
Lowe’s Cos., Inc.	18,700	1,088,714
Nordstrom, Inc.	11,900	808,843
Staples, Inc.	45,200	963,664

		3,382,481

Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.(a)	12,700	426,339
Jones Apparel Group, Inc.	163,200	5,065,728
NIKE, Inc. (Class “B” Stock)	36,700	3,178,220

		8,670,287

Thrifts & Mortgage Finance — 2.8%
Fannie Mae	11,600	677,440
Freddie Mac	201,400	13,137,322
Washington Mutual, Inc.	168,500	6,856,265

		20,671,027

SEE NOTES TO FINANCIAL STATEMENTS.

B18

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Tobacco — 2.9%
Altria Group, Inc.	330,600	$21,376,596

Trading Companies & Distributors
W.W. Grainger, Inc.	3,800	208,202

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class “A” Stock)(a)	18,300	384,666
Nextel Communications, Inc. (Class “A” Stock)(a)	41,600	1,344,096
SpectraSite, Inc.(a)	3,800	282,834

		2,011,596

TOTAL LONG-TERM INVESTMENTS (cost $658,305,686)		716,541,046

	Principal Amount (000)
SHORT-TERM INVESTMENT — 2.1%
Repurchase Agreement
State Street Bank & Trust Co. 2.50%, 7/1/05(b) (cost $15,772,347)	$15,772	15,772,347

TOTAL INVESTMENTS — 100.6% (cost $674,078,033; Note 6)		732,313,393
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(4,624,988)

NET ASSETS — 100%		$727,688,405

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $15,773,442 due 7/1/05. The value of the collateral including accrued interest was $16,148,984. Collateralized by United States Treasury or federal agency obligations.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Insurance	10.7%
Diversified Financial Services	8.6%
Electric Utilities	7.7%
Oil & Gas	6.2%
Commercial Banks	5.6%
Software	3.6%
Real Estate Investment Trust	3.6%
Tobacco	2.9%
Aerospace & Defense	2.8%
Hotels, Restaurants & Leisure	2.8%
Thrifts & Mortgage Finance	2.8%
Diversified Telecommunications Services	2.6%
Household Durables	2.6%
IT Services	2.5%
Media	2.4%
Pharmaceuticals	2.3%
Food Products	2.3%
Industrial Conglomerates	2.2%
Health Care Providers & Services	2.2%
Consumer Finance	2.2%
Commercial Services & Supplies	2.2%
Repurchase Agreement	2.1%
Oil, Gas & Consumable Fuels	1.9%
Food & Staples Retailing	1.4%
Metal & Mining	1.3%
Auto Components	1.3%
Machinery	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Chemicals	1.1%
Paper & Forest Products	0.9%
Leisure Equipment & Products	0.9%
Road & Rail	0.8%
Computers & Peripherals	0.7%
Beverages	0.7%
Communications Equipment	0.6%
Health Care Equipment & Supplies	0.5%
Index Fund	0.5%
Specialty Retail	0.5%
Multiline Retail	0.4%
Household Products	0.4%
Wireless Telecommunications Services	0.3%
Energy Equipment & Services	0.2%
Multi Utilities	0.2%
Semiconductor & Semiconductor Equipment	0.1%
Biotechnology	0.1%
Personal Products	0.1%
Air Freight & Couriers	0.1%
Containers & Packaging	0.1%
Diversified Consumer Products	0.1%
IT Consulting & Services	0.1%
Internet	—
Trading Companies & Distributors	—

100.6%
Liabilities in excess of other assets	(0.6)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B19

SP LSV INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 96.3%		Value (Note 2)
COMMON STOCKS — 95.8%	Shares
Australia — 4.6%
BlueScope Steel Ltd.	383,900	$2,384,846
Caltex Australia Ltd.	108,300	1,302,173
CSR Ltd.	661,000	1,343,568
David Jones Ltd.	732,200	1,045,414
Santos Ltd.	302,400	2,594,394
Suncorp-Metway Ltd.	119,700	1,828,021
Telstra Corp. Ltd.	696,700	2,679,666

		13,178,082

Austria — 0.5%
Boehler-Uddeholm AG	11,500	1,518,915

Belgium — 1.1%
Dexia	136,000	2,990,235

Denmark — 0.9%
Danisco A/S	15,200	986,337
Danske Bank A/S	50,200	1,507,864

		2,494,201

Finland — 1.4%
Rautaruukki Oyj	122,200	1,822,899
Sampo Oyj (Series “A” Shares)	134,300	2,091,420

		3,914,319

France — 8.9%
BNP Paribas SA	68,800	4,699,011
Bouygues SA	51,900	2,145,481
Ciments Francais SA	10,300	1,005,108
CNP Assurances	31,500	2,010,528
Compagnie Generale des Etablissements Michelin (Series “B” Shares)	38,300	2,325,724
Natexis Banques Populaires	15,500	2,248,256
PSA Peugeot Citroen SA	40,600	2,394,248
Renault SA	27,000	2,371,455
Societe Generale	10,600	1,074,873
Suez SA	143,000	3,865,315
Total SA	5,400	1,263,577

		25,403,576

Germany — 5.8%
BASF AG	63,900	4,229,382
Deutsche Bank AG	43,700	3,402,482
MAN AG	44,200	1,827,114
Rheinmetall AG	18,300	921,706
Salzgitter AG	68,900	1,863,658
ThyssenKrupp AG	119,900	2,072,873
TUI AG	90,200	2,227,954

		16,545,169

Greece — 0.4%
National Bank of Greece SA	29,500	1,007,502

Hong Kong — 1.9%
Chaoda Modern Agriculture Holdings Ltd.	2,419,000	953,449
CITIC International Financial Holdings Ltd.	3,229,000	1,240,956
CNOOC Ltd.	1,651,000	973,201
Orient Overseas International Ltd.	435,392	1,903,011
Shanghai Industrial Holdings Ltd.	211,000	411,705

		5,482,322

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Ireland — 1.0%
Allied Irish Banks PLC	129,000	$2,763,135

Italy — 3.7%
Benetton Group SpA	74,900	687,336
CIR SpA — Compagnie Industriali Riunite	100,000	275,647
Enel SpA	263,300	2,297,741
ENI SpA	167,900	4,314,124
Riunione Adriatica di Sicurta SpA	102,200	1,986,215
SanPaolo IMI SpA	83,000	1,137,216

		10,698,279

Japan — 21.4%
Alpine Electronics Inc.	78,300	1,134,826
ALPS Electric Co. Ltd.	99,000	1,509,443
Asahi Breweries Ltd.	68,700	818,101
CMK Corp.	59,000	996,385
Cosmo Oil Co. Ltd.	527,000	2,231,133
Denki Kagaku Kogyo Kabushiki Kaisha	352,000	1,260,981
Hitachi Koki Co. Ltd.	164,000	1,535,474
Hitachi Ltd.	423,000	2,557,597
Hokkaido Electric Power Co., Inc.	88,300	1,804,869
Hokuetsu Paper Mills Ltd.	192,000	1,011,182
Honda Motor Co. Ltd.	72,300	3,550,985
Hosiden Corp.	102,900	1,037,651
Japan Securities Finance Co. Ltd.	172,000	1,091,996
JS Group Corp.	44,600	753,523
Kaken Pharmaceutical Co. Ltd.	219,000	1,498,479
Kurabo Industries Ltd.	391,000	969,440
Marubeni Corp.	682,000	2,325,334
Mitsubishi Chemical Corp.	644,000	1,875,619
Nihon Kohden Corp.	84,000	1,273,493
Nippon Telegraph & Telephone Corp.	1,000	4,275,964
Nipro Corp.	65,000	955,458
Nissan Motor Co. Ltd.	289,700	2,863,986
NSK Ltd.	381,000	1,947,741
Okasan Holdings, Inc.	133,000	653,861
Osaka Gas Co. Ltd.	768,000	2,412,861
Rengo Co. Ltd.	231,000	1,225,823
Santen Pharmaceutical Co. Ltd.	53,200	1,207,639
Sanyo Electric Credit Co. Ltd.	60,000	1,205,056
Sumitomo Osaka Cement Co. Ltd.	509,000	1,346,750
Sumitomo Trust & Banking Co. Ltd.	276,000	1,670,243
Taiheiyo Cement Corp.	351,000	933,424
Takefuji Corp.	29,390	1,978,091
Tanabe Seiyaku Co. Ltd.	232,000	2,227,260
Tokyo Ohka Kogyo Co. Ltd.	59,100	1,243,056
Toyota Motor Corp.	140,300	5,006,712
UNY Co. Ltd.	71,000	804,416

		61,194,852

Liechtenstein — 0.4%
Verwaltungs-Und Privat-Bank AG	7,900	1,157,608

Netherlands — 4.7%
ABN AMRO Holding NV	97,700	2,400,266
ING Groep NV	138,100	3,881,606
Koninklijke (Royal) KPN NV	135,300	1,131,570
Royal Dutch Petroleum Co.	77,300	5,025,185
Stork N.V.	25,600	1,059,448

		13,498,075

SEE NOTES TO FINANCIAL STATEMENTS.

B20

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Norway — 0.9%
Norsk Hydro ASA	29,000	$2,636,243

Portugal — 0.4%
EDP Energias de Portugal SA	460,200	1,156,082

Singapore — 0.7%
MobileOne Ltd.	948,000	1,222,850
Neptune Orient Lines Ltd.	391,000	875,192

		2,098,042

Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	73,000	1,121,628
Banco Santander Central Hispano SA	114,300	1,323,266
Compania Espanola de Petroleos SA	24,000	1,045,008
Endesa SA	141,600	3,291,419
Repsol YPF SA	112,900	2,865,176
Union Fenosa SA	61,800	1,880,619

		11,527,116

Sweden — 2.2%
Billerud Aktiebolag	74,900	896,478
Nordea Bank AB	381,600	3,457,649
Skanska AB (Series “B” Shares)	146,100	1,800,249

		6,154,376

Switzerland — 6.1%
Ciba Specialty Chemicals AG	5,600	325,626
Credit Suisse Group	110,000	4,311,737
Georg Fischer AG(a)	4,900	1,496,193
Rieter Holding AG	4,400	1,217,269
Sulzer AG	3,500	1,441,319
Swisscom AG	2,300	749,544
UBS AG	69,600	5,425,677
Zurich Financial Services AG(a)	14,500	2,487,045

		17,454,410

United Kingdom — 24.8%
Alliance & Leicester PLC	120,700	1,885,391
Arriva PLC	144,200	1,404,952
Aviva PLC	284,800	3,162,372
Barclays PLC	480,200	4,759,871
Boots Group PLC	186,300	2,028,791
Bradford & Bingley PLC	354,800	2,076,077
Britannic Group PLC	164,800	1,440,292
British Aerospace PLC	515,700	2,642,245
BT Group PLC	1,126,300	4,638,375
Dixons Group PLC	558,500	1,565,605
FirstGroup PLC	253,000	1,489,492
GlaxoSmithKline PLC	59,500	1,437,731
Hanson PLC	140,800	1,350,452
HBOS PLC	297,100	4,567,802
Kelda Group PLC	192,900	2,410,532
Lloyds TSB Group PLC	565,500	4,775,660
Mitchells & Butlers PLC	301,700	1,808,866
Northern Foods PLC	417,900	1,181,632
Northumbrian Water Group PLC	450,000	1,807,350
Old Mutual PLC	1,061,300	2,313,202
Pilkington PLC	1,084,700	2,321,540
Scottish Power PLC	358,900	3,184,559
Severn Trent PLC	105,400	1,916,014
Shanks Group PLC	501,400	1,295,875

COMMON STOCKS (Continued)	Shares	Value (Note 2)
United Kingdom (cont’d.)
Shell Transport & Trading Co.	687,300	$6,654,878
Tate & Lyle PLC	212,300	1,810,381
Taylor Woodrow PLC	396,200	2,389,725
TT Electronics PLC	327,500	1,064,781
Viridian Group PLC	102,100	1,425,977

		70,810,420

TOTAL COMMON STOCKS (cost $258,948,287)		273,682,959

PREFERRED STOCKS — 0.5%
Germany
Fresenius AG (cost $1,082,403)	12,000	1,375,940

TOTAL LONG-TERM INVESTMENTS (cost $260,030,690)		275,058,899

SHORT TERM INVESTMENTS — 2.4%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 2.50%, 07/01/05(b)
(cost $6,736,815)	$6,737	6,736,815

TOTAL INVESTMENTS(c) — 98.7% (cost $266,767,505; Note 6)		281,795,714
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		3,741,743

NET ASSETS — 100.0%		$285,537,457

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $6,737,283 due 7/1/05. The value of the collateral including accrued interest was $6,897,453. Collateralized by United States Treasury or federal agency obligations.

(c)	As of June 30, 2005, 133 securities representing $269,094,109 and 95.5% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

B21

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 were as follows:

Banks	21.4%
Oil & Gas	10.8%
Utilities	9.6%
Automobiles & Manufacturing	6.5%
Telecommunications	5.9%
Insurance	5.4%
Building & Construction	3.8%
Financial Services	3.7%
Metals & Mining	3.4%
Machinery	3.1%
Chemicals	3.1%
Food & Beverage	2.7%
Electronic Equipment & Instraments	2.5%
Repurchase Agreement	2.4%
Pharmaceuticals	2.2%
Transportation	1.8%
Retail	1.8%
Household Durables	1.8%
Hotels Restaurants & Leisure	1.4%
Healthcare	1.3%
Marine	1.0%
Aerospace & Defense	0.9%
Containers	0.7%
Industrial Conglomerates	0.6%
Commercial Services	0.5%
Paper & Forest Products	0.4%

98.7%
Other assets in excess of liabilities	1.3%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B22

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 2.5%
Alliant Techsystems, Inc.(a)	14,400	$1,016,640
Armor Holdings, Inc.(a)	22,000	871,420
Precision Castparts Corp.	22,000	1,713,800

		3,601,860

Apparel — 3.1%
Coach, Inc.(a)	130,000	4,364,100

Automobiles & Trucks — 2.5%
Oshkosh Truck Corp.	22,000	1,722,160
Polaris Industries, Inc.	15,000	810,000
Winnebago Industries, Inc.	32,100	1,051,275

		3,583,435

Banks — 0.2%
North Fork Bancorporation, Inc.	12,500	351,125

Beverages — 0.9%
Constellation Brands, Inc.(a)	42,000	1,239,000

Building & Construction — 5.2%
American Standard Cos., Inc.	69,700	2,921,824
Centex Corp.	39,600	2,798,532
Toll Brothers, Inc.(a)	17,000	1,726,350

		7,446,706

Casinos — 1.9%
Scientific Games Corp. (Class “A” Stock)(a)	48,000	1,292,640
Station Casinos, Inc.	21,500	1,427,600

		2,720,240

Chemicals — 1.4%
Airgas, Inc.	4,300	106,081
PerkinElmer, Inc.	8,800	166,320
Potash Corp. of Saskatchewan, Inc.	15,700	1,500,606
Rohm & Haas Co.	4,000	185,360

		1,958,367

Computers — 5.9%
Apple Computer, Inc.(a)	101,600	3,739,896
Network Appliance, Inc.(a)	90,000	2,544,300
Seagate Technology(a)	59,000	1,035,450
Western Digital Corp.(a)	79,000	1,060,180

		8,379,826

Computer Services — 0.6%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	6,200	316,820
BEA Systems, Inc.(a)	21,900	192,282
Cerner Corp.(a)	3,800	258,286
Perot Systems Corp. (Class “A” Stock)(a)	10,700	152,154

		919,542

Containers — 0.1%
Owens-Illinois, Inc.(a)	6,600	165,330

Distribution/Wholesale — 0.2%
WESCO International, Inc.(a)	7,500	235,350

Diversified Financial Services — 1.2%
Chicago Merchantile Exchange (The)	5,950	1,758,225

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Diversified Manufacturing Operations — 2.3%
ARAMARK Corp. (Class “B” Stock)	10,700	$282,480
Pentair, Inc.	4,600	196,926
Rockwell Automation, Inc.	26,200	1,276,202
Terex Corp.(a)	26,900	1,059,860
Textron, Inc. Common	5,300	402,005

		3,217,473

Drugs & Medical Supplies — 8.0%
Advanced Medical Optics, Inc.(a)	7,800	310,050
Affymetrix, Inc.(a)	13,000	701,090
Barr Pharmaceuticals, Inc.(a)	28,000	1,364,720
C.R. Bard, Inc.	17,000	1,130,670
Cytyc Corp.(a)	16,100	355,166
Dade Behring Holdings, Inc.	20,500	1,332,705
Edwards Lifesciences Corp.(a)	30,400	1,307,808
Fisher Scientific International, Inc.(a)	7,600	493,240
IVAX Corp.(a)	16,750	360,125
Kinetic Concepts, Inc.(a)	21,600	1,296,000
Kyphon, Inc.(a)	7,600	264,404
Medco Health Solutions, Inc.(a)	33,600	1,792,896
MedImmune, Inc.(a)	8,800	235,136
Omnicare, Inc.	4,500	190,935
Valeant Pharmaceuticals International	11,200	197,456

		11,332,401

Electronics — 5.5%
Alliance Data Systems Corp.(a)	68,400	2,774,304
Amphenol Corp. (Class “A” Stock)	4,400	176,748
Black & Decker Corp. (The)	13,500	1,212,975
DPL, Inc.	7,100	194,895
FLIR Systems, Inc.(a)	38,000	1,133,920
Garmin Ltd.	18,300	782,325
Harman International Industries, Inc.	1,300	105,768
L-3 Communications Holdings, Inc	3,100	237,398
Trimble Navigation Ltd.(a)	31,400	1,223,658

		7,841,991

Financial Services — 3.6%
Affiliated Managers Group, Inc.(a)	4,450	304,069
CIT Group, Inc.	25,000	1,074,250
Equifax, Inc.	41,000	1,464,110
Fiserv, Inc.(a)	10,300	442,385
Investors Financial Services Corp.	15,260	577,133
SLM Corp.	2,600	132,080
T. Rowe Price Group, Inc.	18,300	1,145,580

		5,139,607

Healthcare Services — 10.7%
Caremark Rx, Inc.(a)	8,500	378,420
Community Health Systems, Inc.(a)	37,500	1,417,125
DaVita, Inc.(a)	31,600	1,437,168
Express Scripts, Inc.(a)	29,200	1,459,416
Humana, Inc.(a)	37,500	1,490,250
PacifiCare Health Systems, Inc.(a)	22,000	1,571,900
Quest Diagnostics, Inc.	23,400	1,246,518
Sierra Health Services, Inc.(a)	25,100	1,793,646
Triad Hospitals, Inc.(a)	46,600	2,546,224
WellPoint, Inc.(a)	26,200	1,824,568

		15,165,235

SEE NOTES TO FINANCIAL STATEMENTS.

B23

SP MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Hotels, Restaurants & Leisure — 4.8%
Brunswick Corp.	2,700	$116,964
Cheesecake Factory, Inc. (The)(a)	40,000	1,389,200
Hilton Hotels Corp.	127,800	3,048,030
International Game Technology	7,100	199,865
La Quinta Corp.(a)	4,300	40,119
Marriott International, Inc. (Class “A” Stock)	20,500	1,398,510
Royal Caribbean Cruises Ltd.	8,100	391,716
Ruby Tuesday, Inc.	11,600	300,440

		6,884,844

Insurance — 2.0%
Assurant, Inc.	40,200	1,451,220
SAFECO Corp.	26,000	1,412,840

		2,864,060

Investment Companies — 1.0%
Alliance Capital Management Holding LP	23,300	1,089,042
Nuveen Investments (Class “A” Stock)	7,900	297,198

		1,386,240

Internet — 8.5%
CheckFree Corp.(a)	35,500	1,209,130
Digital River, Inc.(a)	28,000	889,000
F5 Networks, Inc.(a)	60,200	2,843,547
Overstock.com, Inc.(a)	35,500	1,263,800
Sapient Corp.(a)	119,000	943,670
VeriSign, Inc.(a)	74,200	2,133,992
Yahoo!, Inc.(a)	81,200	2,813,580

		12,096,719

Networking Products — 1.1%
Juniper Networks, Inc.(a)	60,550	1,524,649

Oil & Gas Exploration & Production — 5.7%
Amerada Hess Corp.	13,000	1,384,630
Nabors Industries Ltd. (Bermuda)(a)	21,600	1,309,392
Newfield Exploration Co.(a)	28,000	1,116,920
Smith International, Inc.	11,980	763,126
Valero Energy Corp.	29,925	2,367,367
Williams Cos., Inc. (The)	59,000	1,121,000

		8,062,435

Oil & Gas Services — 0.3%
BJ Services Co.	3,200	167,936
ENSCO International, Inc.	5,700	203,775

		371,711

Radio & Television — 3.5%
Radio One, Inc. (Class “D” Stock)(a)	19,500	249,015
Univision Communications, Inc. (Class “A” Stock)(a)	24,602	677,785
Walt Disney Co. (The)	62,000	1,561,160
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)	75,200	2,531,232

		5,019,192

Retail — 6.5%
Aeropostale, Inc.(a)	4,050	136,080
Amazon.com, Inc.(a)	78,000	2,580,240
American Eagle Outfitters, Inc.	49,000	1,501,850
Bed Bath & Beyond, Inc.(a)	7,100	296,638

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Retail (cont’d.)
Best Buy Co., Inc.	5,300	$363,315
Chico’s FAS, Inc.(a)	45,000	1,542,600
Costco Wholesale Corp.	25,000	1,120,500
Linens ‘n Things, Inc.(a)	13,400	317,044
PETCO Animal Supplies, Inc.(a)	9,600	281,472
Staples, Inc.	19,950	425,334
United Natural Foods, Inc.(a)	19,500	592,215

		9,157,288

Schools — 0.1%
Career Education Corp.(a)	3,900	142,779

Semiconductors — 1.9%
KLA-Tencor Corp.	8,100	353,970
Marvell Technology Group Ltd. (Bermuda)(a)	33,500	1,274,340
NVIDIA Corp.(a)	39,100	1,044,752

		2,673,062

Software — 2.8%
Activision, Inc.(a)	83,333	1,376,661
Autodesk, Inc.(a)	20,900	718,333
Electronic Arts, Inc.(a)	30,700	1,737,927
TIBCO Software, Inc.(a)	24,100	157,614

		3,990,535

Telecommunications — 4.5%
Amdocs Ltd. (United Kingdom)(a)	7,000	185,010
America Movil SA de CV ADR (Mexico).	13,400	798,774
American Tower Systems Corp.(a)	61,500	1,292,730
CenturyTel, Inc.	42,300	1,464,849
Harris Corp.	83,200	2,596,672

		6,338,035

Toys — 0.7%
Marvel Enterprises, Inc.(a)	50,500	995,860

TOTAL LONG-TERM INVESTMENTS (cost $125,280,036)		140,927,222

SHORT-TERM INVESTMENT — 1.0%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 2.50%, 7/1/05(b) (cost $1,354,546)	$1,355	1,354,546

TOTAL INVESTMENTS — 100.2% (cost $126,634,582; Note 6)		142,281,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(270,140)

NET ASSETS — 100%		$142,011,628

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt
LP	Limited Partnership

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,354,640 due 7/1/2005. The value of the collateral including accrued interest was $1,385,685. Collateralized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B24

SP MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Healthcare Services	10.7%
Internet	8.5%
Drugs & Medical Supplies	8.0%
Retail	6.5%
Computers	5.9%
Oil & Gas Exploration & Production	5.7%
Electronics	5.5%
Building & Construction	5.2%
Hotels, Restaurants & Leisure	4.8%
Telecommunications	4.5%
Financial Services	3.6%
Radio & Television	3.5%
Apparel	3.1%
Software	2.8%
Aerospace/Defense	2.5%
Automobiles & Trucks	2.5%
Diversified Manufacturing Operations	2.3%
Insurance	2.0%
Casinos	1.9%
Semiconductors	1.9%
Chemicals	1.4%
Diversified Financial Services	1.2%
Networking Products	1.1%
Investment Companies	1.0%
Repurchase Agreement	1.0%
Beverages	0.9%
Toys	0.7%
Computer Services	0.6%
Oil & Gas Services	0.3%
Banks	0.2%
Distribution/Wholesale	0.2%
Containers	0.1%
Schools	0.1%

100.2%
Liabilities in excess of other assets	(0.2)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B25

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 96.2% LONG-TERM BONDS — 96.2%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS — 89.4%
Aerospace & Defense — 1.7%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13	$1,000	$1,081,250
Bombardier, Inc., Notes 144A(i)	Ba2	6.30%	05/01/14	1,300	1,176,500
Continental Airlines, Inc., Pass-Through Certs., Ser. 01-1	Ba1	7.373%	06/15/17	146	122,057
Continental Airlines, Inc., Pass-Through Certs., Ser. 99-1A	Baa3	6.545%	02/02/19	1,030	1,030,810
Delta Air Lines, Inc., Pass-Through Certs., Ser. 00-1	Ba1	7.379%	05/18/10	384	368,015
Delta Air Lines, Inc., Pass-Through Certs., Ser. 00-1	Ba1	7.57%	11/18/10	500	470,384
Northwest Airlines Corp., Pass-Through Certs., 99-1A	Ba3	6.81%	02/01/20	455	394,253
Northwest Airlines Corp., Pass-Through Certs., 99-2A	Ba1	7.575%	03/01/19	252	254,122
United Air Lines, Inc., Pass-Through Certs., Ser. 00-1(a)	Ca	7.73%	07/01/10	550	512,227
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1(a)	NR	6.201%	09/01/08	97	92,096
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1(a)	NR	6.602%	09/01/13	340	329,811
United Air Lines, Inc., Pass-Through Trust	NR	9.625%	09/01/24	95	37,844

					5,869,369

Asset Backed Securities — 1.8%
Jet Equipment Trust (Class A), (cost $68,544; purchased 10/18/01) 144A(a)(i)(j)	Caa	7.63%	08/15/12	81	49,890
Midwest Generation LLC, Pass-Through Certs., Ser. A	B1	8.30%	07/02/09	800	848,000
Midwest Generation LLC, Pass-Through Certs., Ser. B	B1	8.56%	01/02/16	2,325	2,563,312
Midwest Generation LLC, Sr. Sec’d. Notes	B1	8.75%	05/01/34	2,500	2,800,000

					6,261,202

Autos – Cars & Trucks — 3.4%
Arvin Capital I, Gtd. Notes	Ba3	9.50%	02/01/27	750	768,750
ArvinMeritor, Inc., Notes	Ba2	8.75%	03/01/12	1,140	1,188,450
Cooper Standard Automotive, Inc., Gtd. Notes	B2	7.00%	12/15/12	600	543,000
Delphi Corp., Notes	B3	6.50%	05/01/09	775	643,250
Delphi Corp., Notes	B3	6.50%	08/15/13	700	519,750
Dura Operating Corp., Gtd. Notes, Ser. B	B3	8.625%	04/15/12	1,250	1,125,000
Goodyear Tire & Rubber Co., (cost $1,500,000; purchased 04/01/05)(j)	B2	7.12%	09/30/07	1,500	1,502,411
Tenneco Automotive, Inc., Sec’d. Notes	B2	10.25%	07/15/13	1,875	2,118,750
Tenneco Automotive, Inc., Sr. Sub. Notes 144A(i)	B3	8.625%	11/15/14	375	376,875
Transmontaigne, Inc., Ser. B	B3	9.125%	06/01/10	700	728,000
TRW Automotive, Sr. Notes	Ba3	9.375%	02/15/13	2,065	2,286,987

					11,801,223

Broadcasting & Other Media — 1.7%
Directtv Holdings LLC, Sr. Notes 144A(i)	Ba2	6.375%	06/15/15	700	696,500
Lighthouse International Co. SA, Sr. Notes 144A(i)	B3	8.00%	04/30/14	2,320	2,877,736
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	1,050	1,166,813
Sinclair Broadcast Group, Inc.	B2	8.00%	03/15/12	900	922,500
Young Broadcasting, Inc., Gtd. Notes	Caa1	10.00%	03/01/11	400	380,000

					6,043,549

Cable — 4.7%
CCO Holdings LLC, Sr. Notes	B3	8.75%	11/15/13	1,570	1,546,450
CF Cable TV, Inc., Sr. Notes (Canada)	Ba3	9.125%	07/15/07	500	500,000
Charter Communications Operating LLC, Sr. Notes 144A(i)	B2	8.00%	04/30/12	550	547,250
Charter Communications Operating LLC, Sr. Notes 144A(i)	B2	8.375%	04/30/14	1,415	1,407,925
CSC Holdings, Inc., Debs., Ser. B	B1	8.125%	08/15/09	500	506,250
CSC Holdings, Inc., Sr. Notes	B1	7.25%	07/15/08	425	426,063
CSC Holdings, Inc., Sr. Notes 144A(i)	B1	6.75%	04/15/12	100	94,000
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%	04/01/11	3,125	3,085,937
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	8.125%	07/15/09	2,000	2,025,000
DirecTV Holdings LLC, Sr. Notes	Ba2	8.375%	03/15/13	1,235	1,367,762
Echostar DBS Corp., Sr. Notes	Ba3	5.75%	10/01/08	1,400	1,391,250
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	2,350	2,543,875
Rogers Cable, Inc., Sr. Sec’d. Notes (Canada)	Ba3	6.75%	03/15/15	915	933,300

					16,375,062

SEE NOTES TO FINANCIAL STATEMENTS.

B26

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Chemicals — 2.6%
Brenntag Tag Term B2, (cost $1,509,329; purchased 03/17/04)(f)(j)	B1	4.73%	02/28/12	$1,500	$1,515,626
Equistar Chemicals LP	B2	8.75%	02/15/09	2,025	2,131,312
Equistar Chemicals LP, Gtd. Notes	B2	10.125%	09/01/08	500	541,250
ISP Chemco, Inc., Ser. B	B1	10.25%	07/01/11	1,200	1,308,000
ISP Holdings, Inc., Sr. Sec’d. Note, Ser. B	B2	10.625%	12/15/09	300	322,500
Kraton Polymers LLC., Sr. Sub. Notes 144A(i)	Caa1	8.125%	01/15/14	1,175	1,130,938
Nalco Co., Sr. Notes	B2	7.75%	11/15/11	1,200	1,278,000
Nalco Co., Sr. Sub. Notes	Caa1	8.875%	11/15/13	850	911,625

					9,139,251

Construction — 0.4%
North America Energy Partners, Inc., Sr. Notes (Canada)	Caa1	8.75%	12/01/11	300	258,000
Universal City Dev Partners, Sr. Notes	B2	11.75%	04/01/10	825	946,688

					1,204,688

Containers — 3.1%
Crown European Holdings SA, Sec’d. Notes (France)	B1	9.50%	03/01/11	2,050	2,265,250
Greif, Inc., Gtd. Notes	B1	8.875%	08/01/12	500	537,500
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50%	06/01/13	800	764,000
Jefferson Smurfit Corp., Gtd. Notes	B2	8.25%	10/01/12	450	452,250
Kappa Beheer BV, Gtd. Notes (Netherlands)	B2	10.625%	07/15/09	1,275	1,313,250
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	1,200	1,203,000
Owens Brockway Glass Container, Co. Gtd.	B2	6.75%	12/01/14	600	606,750
Owens-Brockway, Gtd. Notes	B1	7.75%	05/15/11	300	318,750
Owens-Brockway, Gtd. Notes	B2	8.25%	05/15/13	600	651,750
Owens-Brockway, Sec’d. Notes	B1	8.75%	11/15/12	700	771,750
Stone Container Corp., Gtd. Notes (Canada)	B2	7.375%	07/15/14	150	141,000
Stone Container Corp., Sr. Notes	B2	8.375%	07/01/12	950	959,500
Stone Container Corp., Sr. Notes (Canada)	B2	9.75%	02/01/11	700	740,250

					10,725,000

Cosmetics & Toiletries — 0.2%
JohnsonDiversey, Inc., Sr. Sub. Notes	B3	9.625%	05/15/12	800	812,000

Distribution/Wholesale — 0.3%
Aviall, Inc., Sr. Notes	B1	7.625%	07/01/11	875	923,125

Diversified Operations — 0.5%
PanAmSat Corp., Term A1 (cost $522,783; purchased 12/13/04)(f)(j)	Ba3	5.45%	08/20/09	520	524,613
PanAmSat Corp., Term A2 (cost $273,660; purchased 12/13/04)(f)(j)	Ba3	5.45%	08/20/09	272	274,305
Trinity Industries, Inc., Sr. Notes	Ba3	6.50%	03/15/14	1,000	995,000

					1,793,918

Drugs & Health Care — 2.5%
Davita, Inc., Sr. Notes 144A(i)	B2	6.625%	03/15/13	575	593,688
Davita, Inc., Sr. Sub. Notes 144A(i)	B3	7.25%	03/15/15	950	976,125
Fisher Scientific International, Inc., Sr. Sub. Notes	Ba3	8.00%	09/01/13	1,150	1,313,875
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875%	02/01/08	1,250	1,309,375
Fresenius Medical Care Capital Trust IV, Gtd. Notes	B1	7.875%	06/15/11	1,925	2,069,375
PacifiCare Health Systems, Inc., Gtd. Notes	Ba3	10.75%	06/01/09	292	321,200
Rotech Healthcare, Inc., Sr. Sub. Notes	B2	9.50%	04/01/12	1,775	1,899,250

					8,482,888

Entertainment — 0.4%
Royal Caribbean Cruises, Ltd., Deb. (Liberia)	Ba1	7.25%	03/15/18	1,350	1,485,000

Financials — 9.3%
AES Red Oak LLC, Sec’d. Notes, Ser. A	B2	8.54%	11/30/19	93	104,218
Ahold Finance USA Inc., Notes	Ba2	8.25%	07/15/10	1,330	1,463,000
BCP Crystal U S Holdings Corp., Sr. Sub. Notes	B3	9.625%	06/15/14	1,864	2,087,680
Bluewater Finance, Ltd., Gtd. Notes (Cayman Islands)	B1	10.25%	02/15/12	1,700	1,819,000
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	8.25%	08/15/13	1,200	1,302,000

SEE NOTES TO FINANCIAL STATEMENTS.

B27

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Financials (cont’d.)
Ford Motor Credit Co.	Baa2	7.375%	02/01/11	$2,540	$2,474,224
Ford Motor Credit Co., Notes	Baa2	7.375%	10/28/09	185	180,780
General Motors Acceptance Corp.	Baa2	6.00%	04/01/11	990	871,385
General Motors Acceptance Corp., Notes	Baa2	6.75%	12/01/14	175	156,568
General Motors Acceptance Corp., Notes	Baa2	6.875%	09/15/11	950	876,934
General Motors Acceptance Corp., Notes	Baa2	6.875%	08/28/12	1,200	1,098,501
General Motors Acceptance Corp., Notes	Baa2	7.25%	03/02/11	750	703,254
Jet Equipment Trust, Ser. 1995-A (cost $245,524; purchased 03/04/02) 144A(a)(i)(j)	Caa	10.00%	06/15/12	300	196,500
MDP Acquisitions PLC, Sr. Notes (Ireland)	B3	9.625%	10/01/12	3,675	3,675,000
Refco Finance Holdings LLC, Gtd. Notes	B3	9.00%	08/01/12	1,200	1,272,000
Riggs Capital Trust, 144A(a)(i)	A3	8.625%	12/31/26	750	862,500
Riggs Capital Trust, Gtd. Notes(a)	A3	8.625%	12/31/26	1,050	1,207,500
Riggs Capital Trust, Gtd. Notes	A3	8.875%	03/15/27	100	115,000
TRAINS HY-2004-1, Sec’d. Notes, 144A(c)(i)	B1	4.18%	08/01/15	9,631	10,172,421
UPC Financing Corp., (cost $1,500,000; purchased 03/03/05)(j)	NR	5.752%	09/15/12	1,500	1,497,708

					32,136,173

Food & Beverage — 2.1%
CanWest Media, Inc., 144A(i)	B2	8.00%	09/15/12	500	526,250
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%	04/15/31	1,700	2,122,414
Ingles Markets, Inc., Gtd. Notes	B3	8.875%	12/01/11	1,050	1,067,063
Reddy Ice Group, Inc., Sr. Sub. Notes	B3	8.875%	08/01/11	1,000	1,110,000
Roundy’s, Inc., Sr. Sub. Notes, Ser. B	B2	8.875%	06/15/12	1,500	1,545,000
UGS Corp., Co. Gtd.	B3	10.00%	06/01/12	275	305,250
Universal City Florida Holding Co., Sr. Notes(c)	B3	7.96%	05/01/10	600	622,500

					7,298,477

Forest & Paper — 3.2%
Abitibi Consolidated, Inc., Notes (Canada)	Ba3	7.875%	08/01/09	400	408,000
Abitibi-Consolidated, Inc., (Canada)	Ba3	8.55%	08/01/10	1,750	1,824,375
Abitibi-Consolidated, Inc., Debs. (Canada)	Ba3	8.85%	08/01/30	260	248,950
Abitibi-Consolidated, Inc., Notes (Canada)	Ba3	5.25%	06/20/08	375	360,000
Abitibi-Consolidated, Inc., Sr. Notes (Canada)	Ba3	8.375%	04/01/15	1,925	1,963,500
Bowater Finance Corp., (Canada)	Ba3	7.95%	11/15/11	725	767,594
Bowater, Inc., Notes	Ba3	6.50%	06/15/13	500	493,750
Georgia-Pacific Corp., Debs.	Ba3	7.25%	06/01/28	775	829,250
Georgia-Pacific Corp., Debs.	Ba3	7.375%	12/01/25	700	756,875
Georgia-Pacific Corp., Sr. Notes	Ba2	8.00%	01/15/14	75	82,594
Georgia-Pacific Corp., Sr. Notes	Ba3	8.00%	01/15/24	3,000	3,450,000

					11,184,888

Funeral Services — 0.2%
Alderwoods Group, Inc., Sr. Notes 144A(i)	B2	7.75%	09/15/12	775	822,469

Gaming — 3.0%
Boyd Gaming Corp., Sr. Sub. Notes	B1	7.75%	12/15/12	500	534,375
Choctaw Resort Development Enterprise (The), Sr. Notes 144A(i)	B1	7.25%	11/15/19	575	573,563
Mandalay Resort Group, Sr. Sub. Deb.	Ba3	7.625%	07/15/13	980	1,033,900
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	197	220,251
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00%	10/01/09	1,500	1,507,500
MGM Mirage, Inc., Gtd. Notes	Ba3	8.375%	02/01/11	850	926,500
MGM Mirage, Inc., Sr. Notes 144A(i)	Ba2	6.625%	07/15/15	1,725	1,744,406
Seneca Gaming Corp., Sr. Notes	B1	7.25%	05/01/12	610	630,588
Seneca Gaming Corp., Sr. Notes 144A(i)	B1	7.25%	05/01/12	500	516,875
Station Casinos, Inc., Sr. Notes	Ba3	6.00%	04/01/12	700	710,500
Station Casinos, Inc., Sr. Sub. Notes	B1	6.50%	02/01/14	625	637,500
Wynn Las Vegas LLC, 1st Mortgage	B2	6.625%	12/01/14	1,275	1,239,937

					10,275,895

SEE NOTES TO FINANCIAL STATEMENTS.

B28

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Hospitals/Hospital Management — 5.2%
Community Health Systems, Inc., Sr. Sub. Notes 144A(i)	B3	6.50%	12/15/12	$1,300	$1,322,750
Extendicare Health Services, Inc., Gtd. Notes	B1	9.50%	07/01/10	1,000	1,080,000
HCA, Inc., Notes	Ba2	5.50%	12/01/09	75	75,222
HCA, Inc., Notes	Ba2	6.25%	02/15/13	900	919,902
HCA, Inc., Notes	Ba2	6.30%	10/01/12	300	307,945
HCA, Inc., Notes	Ba2	6.375%	01/15/15	300	311,282
HCA, Inc., Notes	Ba2	6.75%	07/15/13	2,700	2,847,804
HCA, Inc., Notes	Ba2	7.69%	06/15/25	681	729,607
HCA, Inc., Sr. Notes	Ba2	7.875%	02/01/11	650	715,188
Healthsouth Corp., Notes	NR	7.625%	06/01/12	3,400	3,298,000
Tenet Healthcare Corp., Sr. Notes	B3	6.375%	12/01/11	555	528,637
Tenet Healthcare Corp., Sr. Notes	B3	6.50%	06/01/12	600	570,000
Tenet Healthcare Corp., Sr. Notes	B3	7.375%	02/01/13	1,600	1,580,000
Tenet Healthcare Corp., Sr. Notes	B3	9.875%	07/01/14	475	509,438
Triad Hospitals, Inc., Sr. Notes	B2	7.00%	05/15/12	875	912,187
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%	11/15/13	950	976,125
VWR International, Inc., Sr. Notes	B3	6.875%	04/15/12	1,300	1,280,500

					17,964,587

Industrial — 0.7%
Airgas, Inc., Sr. Sub. Notes	Ba2	6.25%	07/15/14	950	961,875
FIMEP SA, Sr. Notes (France)	B1	10.50%	02/15/13	850	969,000
Freescale Semiconductor, Inc., Sr. Notes(c)	Ba2	5.89%	07/15/09	275	285,656
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125%	07/15/14	175	188,125

					2,404,656

Lodging — 0.3%
ITT Corp., Debs.	Ba1	7.375%	11/15/15	775	862,188

Manufacturing — 0.8%
Dresser, Inc., Gtd. Notes	B2	9.375%	04/15/11	2,190	2,304,975
Dresser, Inc., Sr. Sub. Notes 144A(i)	B3	7.375%	11/01/14	450	468,000

					2,772,975

Marine — 0.2%
Horizon Lines LLC, Notes 144A(i)	B3	9.00%	11/01/12	620	649,450

Oil & Gas Exploration & Production — 11.4%
Amerigas Partners LP, Sr. Unsec’d Notes 144A(i)	B2	7.25%	05/20/15	1,350	1,404,000
Chesapeake Energy Corp., Sr. Notes	Ba3	7.50%	09/15/13	700	757,750
Chesapeake Energy Corp., Sr. Notes	Ba3	7.50%	06/15/14	450	488,250
Chesapeake Energy Corp., Sr. Notes 144A(i)	Ba3	6.375%	06/15/15	500	512,500
Chesapeake Energy Corp., Sr. Notes 144A(i)	Ba3	6.625%	01/15/16	300	309,750
Coastal Corp., Notes	Caa1	6.375%	02/01/09	700	689,500
Coastal Corp., Notes	Caa1	7.75%	06/15/10	150	153,000
Coastal Corp., Sr. Debs.	Caa1	7.75%	10/15/35	400	374,000
Dynegy-Roseton Danskammer, Gtd. Notes	Caa2	7.27%	11/08/10	3,200	3,216,000
El Paso CGP Co., Debs.	Caa1	6.50%	06/01/08	500	496,250
El Paso CGP Co., Notes	Caa1	7.625%	09/01/08	2,400	2,454,000
El Paso Corp., (cost $375,000; purchased 11/19/04)(j)	B3	2.50%	10/28/09	375	376,875
El Paso Corp., Notes	Caa1	7.875%	06/15/12	150	154,500
El Paso Corp., Sr. Notes	Caa1	7.80%	08/01/31	675	656,437
El Paso Corp., Term B (cost $620,000; purchased 11/19/04)(f)(j)	B3	5.188%	11/22/09	620	623,488
El Paso Energy, Sr. Notes	Caa1	7.375%	12/15/12	1,750	1,754,375
El Paso Natural Gas Co., Sr. Notes	B1	7.625%	08/01/10	750	791,775
El Paso Production Holding Co., Gtd. Notes	B3	7.75%	06/01/13	4,075	4,350,062
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	525	531,563
Gaz Capital SA, Notes (Luxembourg) 144A(i)	Baa2	8.625%	04/28/34	100	125,000
Gazprom, International SA, Gtd. Notes (Luxembourg)	BBB-(k)	7.201%	02/01/20	500	538,300
Gazprom, OAO, Notes (Denmark)	BB-(k)	9.625%	03/01/13	700	856,800

SEE NOTES TO FINANCIAL STATEMENTS.

B29

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Oil & Gas Exploration & Production (cont’d.)
Hanover Equipment Trust, Sec’d. Notes, Ser. A	B2	8.50%	09/01/08	$1,850	$1,924,000
Kerr-McGee Corp., Sec’d. Notes	Ba3	6.95%	07/01/24	2,000	2,066,546
MSW Energy Holdings Finance LLC, Sr. Sec’d. Notes, Ser. B	Ba3	7.375%	09/01/10	500	512,500
Newpark Resources, Inc., Gtd. Notes, Ser. B	B2	8.625%	12/15/07	1,075	1,064,250
Novelis, Inc., Sr. Notes 144A(Canada)(i)	B1	7.25%	02/15/15	1,350	1,355,063
NRG Energy, Inc., Sr. Sub Notes 144A(f)(i)	B1	8.00%	12/15/13	1,290	1,360,950
Plains E&P Co., Sr. Notes	Ba2	7.125%	06/15/14	500	535,000
Sesi LLC, Gtd. Notes	B1	8.875%	05/15/11	1,250	1,334,375
Sonat, Inc., Notes	Caa1	7.625%	07/15/11	300	302,250
The Williams Cos., Inc.	B1	8.75%	03/15/32	600	720,750
The Williams Cos., Inc., Notes	B1	7.625%	07/15/19	50	56,250
The Williams Cos., Inc., Notes	B1	7.75%	06/15/31	270	297,675
The Williams Cos., Inc., Notes	B1	7.875%	09/01/21	4,455	5,067,562
Vintage Petroleum, Inc., Sr. Notes	Ba3	8.25%	05/01/12	250	271,250
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	7.875%	05/15/11	1,135	1,197,425

					39,680,021

Printing & Publishing — 2.2%
American Media Operations, Inc., Gtd. Notes, Ser. B	Caa1	10.25%	05/01/09	1,225	1,228,063
Dex Media West LLC, Sr. Notes	B1	8.50%	08/15/10	975	1,062,750
Dex Media West LLC, Sr. Sub. Notes	B2	9.875%	08/15/13	1,422	1,621,080
Mail-Well I Corp., Gtd. Notes	B1	9.625%	03/15/12	760	820,800
PRIMEDIA, Inc., Sr. Notes(c)	B2	8.63816	05/15/10	125	130,625
Xerox Capital Trust I, Gtd. Notes	Ba3	8.00%	02/01/27	400	414,000
Xerox Corp., Sr. Notes	Ba2	6.875%	08/15/11	900	954,000
Xerox Corp., Sr. Notes	Ba2	7.625%	06/15/13	1,170	1,259,212

					7,490,530

Real Estate Investment Trust — 1.6%
Forest City Enterprises, Inc., Sr. Notes	Ba3	7.625%	06/01/15	1,000	1,070,000
General Growth Properties, Inc., (cost $1,993,384; purchased 12/07/04-01/25/05)(j)	Ba2	5.34%	11/12/08	1,246	2,004,976
La Quinta Properties, Inc.	Ba3	8.875%	03/15/11	950	1,027,187
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	1,450	1,602,250

					5,704,413

Retail — 1.8%
AmeriGas Partners LP, Sr. Notes (cost $127,486; purchased 04/17/02) 144A(i)(j)	Ba3	8.83%	04/19/10	125	132,080
Ferrellgas Partners LP	Ba3	6.75%	05/01/14	1,900	1,833,500
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	925	925,000
JC Penney Co. Inc., Debs.	Ba1	7.125%	11/15/23	200	217,000
JC Penney Co. Inc., Debs.	Ba1	7.40%	04/01/37	50	54,000
JC Penney Co. Inc., Debs.	Ba1	7.65%	08/15/16	455	515,287
JC Penney Co. Inc., Debs.	Ba1	7.95%	04/01/17	125	144,063
JC Penney Co. Inc., Debs.	Ba1	8.125%	04/01/27	400	422,000
JC Penney Co. Inc., Notes	Ba1	8.00%	03/01/10	775	852,500
JC Penney Co. Inc., Notes	Ba1	9.00%	08/01/12	450	532,125
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	725	688,750

					6,316,305

Telecommunications — 12.4%
American Cellular Corp., Sr. Notes	Caa1	10.00%	08/01/11	1,225	1,243,375
American Tower Corp., Sr. Notes, Cl. A	B3	7.125%	10/15/12	1,200	1,269,000
Cincinnati Bell, Inc., Gtd. Notes	B1	7.25%	07/15/13	1,740	1,827,000
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375%	01/15/14	1,700	1,742,500
Citizens Communications Co., Sr. Notes	Ba3	6.25%	01/15/13	870	841,725
Hawaiian Telcom Communications, Inc., Sr. Notes. 144A(i)	B3	9.75%	05/01/13	400	424,000

SEE NOTES TO FINANCIAL STATEMENTS.

B30

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Telecommunications (cont’d.)
Insight Midwest LP, Sr. Notes	B2	9.75%	10/01/09	$550	$569,938
Insight Midwest LP, Sr. Notes	B2	10.50%	11/01/10	1,340	1,420,400
Intelsat Bermuda Ltd., Sr. Notes 144A (Bermuda)(c)(i)	B2	7.805%	01/15/12	800	814,000
Intelsat Bermuda Ltd., Sr. Notes 144A (Bermuda)(i)	B2	8.25%	01/15/13	125	129,063
MCI, Inc., Sr. Notes	B2	6.688%	05/01/09	3,756	3,910,935
MCI, Inc., Sr. Notes	B2	7.735%	05/01/14	2,325	2,606,906
Mobile Telesystems Finance, 144A(i)	Ba3	8.00%	01/28/12	350	354,375
Nextel Communications, Inc., Sr. Notes	Ba3	5.25%	01/15/10	250	250,938
Nextel Communications, Inc., Sr. Notes	Ba3	6.875%	10/31/13	3,790	4,050,562
Nextel Communications, Inc., Sr. Notes	Ba3	7.375%	08/01/15	400	432,000
Nextel Communications, Inc., Sr. Notes, Cl. A	Ba3	5.95%	03/15/14	500	519,375
Northwestern Bell Telephone Co., Deb. Notes	Ba3	6.25%	01/01/07	300	300,750
Northwestern Bell Telephone Co., Deb. Notes	Ba3	7.75%	05/01/30	750	691,875
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.25%	02/15/11	1,925	1,843,187
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.75%	02/15/31	75	64,688
Qwest Capital Funding, Inc., Gtd. Notes (cost $1,186,182; purchased 08/17/04-02/17/05)(j)	Caa2	7.90%	08/15/10	1,250	1,243,750
Qwest Communications International, Inc., Sr. Notes 144A(i)	B3	7.25%	02/15/11	2,000	1,935,000
Qwest Communications International, Inc., Sr. Notes 144A(i)	B3	7.50%	02/15/14	2,730	2,583,262
Qwest Communications International, Inc., Sr. Notes 144A(i)	B3	7.50%	02/15/14	700	662,375
Qwest Corp., Debs.	Ba3	6.875%	09/15/33	1,000	866,250
Qwest Corp., Debs.	Ba3	7.25%	10/15/35	500	443,750
Qwest Corp., Notes(f)	BB-(k)	6.95%	06/30/10	1,250	1,235,000
Qwest Corp., Notes 144A(i)	Ba3	9.125%	03/15/12	2,350	2,555,625
Qwest Services Corp., Sec’d. Notes	Caa1	13.50%	12/15/10	1,000	1,155,000
Rogers Wireless Communications, Inc., Sr. Sec’d. Notes (Canada)	Ba3	6.375%	03/01/14	650	661,375
Rogers Wireless Communications, Inc., Sr. Sec’d. Notes (Canada)	Ba3	7.25%	12/15/12	100	108,000
Rogers Wireless Communications, Inc., Sr. Sec’d. Notes (Canada)	Ba3	7.50%	03/15/15	355	386,062
Rogers Wireless Communications, Inc., Sr. Sub. Notes (Canada)	B2	8.00%	12/15/12	1,280	1,379,200
Rural Cellular Corp., Sec’d. Notes, Cl. A	B2	8.25%	03/15/12	725	757,625
Time Warner Telecom LLC, Sr. Notes	B3	9.75%	07/15/08	300	301,500
Time Warner Telecom, Inc., Sr. Notes(c)	B1	7.268%	02/15/11	200	201,000
Time Warner Telecom, Inc., Sr. Notes	B3	10.125%	02/01/11	600	600,000
Time Warner Telecom, Inc., Sr. Notes 144A(i)	B2	9.25%	02/15/14	150	144,750
Triton PCS, Inc., Gtd. Notes	Caa1	8.50%	06/01/13	570	525,825

					43,051,941

Tobacco — 0.8%
Alliance One International, Inc., Notes 144A(i)	B2	11.00%	05/15/12	650	669,500
Commonwealth Brands, Inc., Sec’d. Notes (cost $1,151,434; purchased 08/23/04-09/09/04) 144A(j)	NR	10.625%	09/01/08	1,100	1,157,750
R.J. Reynolds Tobacco Holdings, Inc., Co. Gtd.	Ba2	7.25%	06/01/12	800	814,000

					2,641,250

Utilities — 9.4%
AES Corp., Sr. Sec’d. Notes 144A(i)	Ba3	8.75%	05/15/13	2,445	2,732,287
AES Ironwood LLC, Sec’d. Notes	B2	8.857%	11/30/25	1,467	1,660,920
Allegheny Energy Supply Co. LLC, Term B (cost $713,449; purchased 10/27/04)(f)(j)	Ba2	4.87%	03/08/11	713	714,697
CMS Energy Corp.	B1	2.875%	12/01/24	1,500	1,815,000
CMS Energy Corp., Sr. Notes	B1	7.50%	01/15/09	1,050	1,105,125
Exco Resources, Inc., Gtd. Notes	B2	7.25%	01/15/11	1,300	1,300,000
Hanover Compressor Co., Sr. Notes	B3	9.00%	06/01/14	200	213,000
Headwaters, Inc., Term B (cost $729,404; purchased 12/06/04)(f)(j)	B1	5.33%	04/30/11	719	723,714
Homer City Funding LLC, Gtd. Notes	Ba2	8.734%	10/01/26	1,491	1,744,645
Invensys PLC, Second Lien Loan (United Kingdom) (cost $501,507; purchased 03/22/04)(c)(f)(j)	B1	6.76%	12/30/09	500	508,750
Invensys PLC, Sr. Notes (United Kingdom) 144A(i)	B3	9.875%	03/15/11	700	668,500

SEE NOTES TO FINANCIAL STATEMENTS.

B31

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Utilities (cont’d.)
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.375%	11/14/08	$750	$808,125
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.625%	11/14/11	350	393,750
K2, Inc., Sr. Notes	Ba3	7.375%	07/01/14	100	105,250
Nevada Power Co., Gen. Ref. Mtge.	Ba2	6.50%	04/15/12	150	156,750
Nevada Power Co., Gen. Ref. Mtge. 144A(i)	Ba2	5.875%	01/15/15	150	150,750
Peabody Energy Corp., Gtd. Notes	Ba3	6.875%	03/15/13	1,500	1,590,000
PSE&G Energy Holdings LLC, Notes	Ba3	7.75%	04/16/07	1,625	1,677,812
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	1,950	2,125,500
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.625%	02/15/08	550	584,375
Rayovac Corp., Sr. Sub. Notes	B3	8.50%	10/01/13	475	496,375
Rayovac Corp., Sr. Sub. Notes 144A(i)	B3	7.375%	02/01/15	1,075	1,040,063
Reliant Energy, Inc., Pass-Through Certs, Ser. B	B1	9.237%	07/02/17	394	443,528
Reliant Energy, Inc., Sec’d. Notes	B1	6.75%	12/15/14	2,325	2,272,688
Reliant Energy, Inc., Sec’d. Notes	B1	9.25%	07/15/10	650	708,500
Reliant Energy, Inc., Sec’d. Notes (cost $760,517; purchased 02/10/05)(j)	B1	5.05%	04/30/10	748	754,537
Reliant Resources, Inc., Sec’d. Notes	B1	9.50%	07/15/13	875	971,250
Sierra Pacific Power Co., Gen, Ref. Mtge.	Ba2	6.25%	04/15/12	875	899,063
South Point Energy Center LLC, Gtd. Notes 144A(i)	B3	8.40%	05/30/12	2,037	1,934,771
Tenaska Alabama Partners LP, Sec’d. 144A(i)	B1	7.00%	06/30/21	325	329,063
TXU Corp., Notes 144A(i)	Ba1	6.50%	11/15/24	2,000	1,959,084

					32,587,872

Waste Management — 1.5%
Allied Waste North America, Inc., Gtd. Notes, Ser. B	B2	8.50%	12/01/08	835	875,706
Allied Waste North America, Inc., Gtd. Notes, Ser. B	B2	8.875%	04/01/08	585	614,250
Allied Waste North America, Inc., Gtd. Notes, Ser. B	B2	9.25%	09/01/12	217	234,360
Allied Waste North America, Inc., Sr. Notes	B2	6.375%	04/15/11	1,100	1,056,000
Allied Waste North America, Inc., Sr. Notes	B2	7.875%	04/15/13	1,250	1,278,125
Allied Waste North America, Inc., Sr. Notes 144A(i)	B2	7.25%	03/15/15	700	677,250
Allied Waste North America, Inc., Sr. Sec’d. Notes	B2	6.50%	11/15/10	450	443,250

					5,178,941

TOTAL CORPORATE BONDS (cost $302,212,749)					309,939,306

U.S. Government & Agency Obligations — 1.3%
United States Treasury Bonds (cost $4,569,695)	Aaa	5.375%	02/15/31	3,900	4,602,000

Foreign Government Obligations — 5.5%
Republic of Brazil, (Brazil)	B1	4.312%	04/15/12	165	158,334
Republic of Brazil, (Brazil)	B1	10.00%	08/07/11	75	85,763
Republic of Brazil, (Brazil)	B1	10.50%	07/14/14	2,725	3,222,312
Republic of Brazil, Ser. R (Brazil)	B1	8.00%	04/15/14	8,555	8,747,230
Republic of Guatemala, Notes (Guatemala)	Ba2	9.25%	08/01/13	500	587,500
Republic of Panama (Panama)	Ba1	7.25%	03/15/15	50	54,350
Republic of Panama (Panama)	Ba1	8.875%	09/30/27	1,100	1,311,750
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	500	602,500
Republic of Peru (Peru)	Ba3	9.125%	02/21/12	2,700	3,159,000
Russian Federation (Russia)	Baa3	5.00%	03/31/30	1,000	1,115,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $17,715,009)					19,043,739

TOTAL LONG-TERM BONDS (cost $324,497,453)					333,585,045

				Units
Certificates of Beneficial Interest
Aircraft Statutory Trust(e) (cost $0)				583	6

TOTAL LONG-TERM INVESTMENTS (cost $324,497,453)					333,585,051

SEE NOTES TO FINANCIAL STATEMENTS.

B32

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

SHORT-TERM INVESTMENTS — 4.2%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Commercial Paper — 2.7%
ASB Bank, Ltd.	P1	3.22%	08/24/05	$700	$696,619
Nordea North America, Inc.	P1	3.205%	08/26/05	1,400	1,393,020
Rabobank USA Financial Corp.	P1	3.12%	08/08/05	200	199,344
Spintab Swedmortgage AB	P1	3.07%	08/11/05	200	199,299
Spintab Swedmortgage AB	P1	3.20%	09/01/05	1,000	994,523
UBS Finance, Inc.	P1	3.22%	09/19/05	400	397,129
UBS Finance, Inc.	P1	3.31%	07/01/05	5,600	5,600,000

					9,479,934

Repurchase Agreement — 1.4%
State Street Bank & Trust Co.(b)		2.50%	07/01/05	4,786	4,785,999

U.S. Government & Agency Obligations — 0.1%
United States Treasury Bills(h)	Aaa	3.05%	09/15/05	355	352,794

TOTAL SHORT-TERM INVESTMENTS (cost $14,618,727)					14,618,727

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 100.4% (cost $339,116,180; Note 6)					348,203,778

OUTSTANDING OPTIONS WRITTEN(e)				Contracts
Call Options
United States Treasury 10Yr. Notes Futures, expiring 8/26/2005 @ $116.00				152	(21,375)
United States Treasury 10Yr. Notes Futures, expiring 7/22/05 @ $115.00				1	(94)

					(21,469)

Put Options
United States Treasury 10Yr. Notes Futures, expiring 11/22/05 @ $110.00				29	(15,406)
United States Treasury 10Yr. Notes Futures, expiring 8/26/2005 @ $110.00				76	(7,125)
United States Treasury Bond Futures, expiring 8/26/2005 @ $114.00				18	(4,218)

					(26,749)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $64,653)					(48,218)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 100.4% (cost $339,051,527)					348,155,560

LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (0.4)%					(1,373,464)

NET ASSETS — 100.0%					$346,782,096

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $4,786,331 due 7/01/05. The value of the collateral including accrued interest was $4,899,054. Collateralized by United States Treasury or federal agency obligations.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Non-income producing security.

(f)	Loan Participation Agreements.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, credit default swaps and foreign currency contracts as follows:

Open futures contracts as of June 30, 2005 are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation
Long Positions:
134	Eurodollars	Mar 06	$32,147,249	$32,163,350	$16,101

SEE NOTES TO FINANCIAL STATEMENTS.

B33

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Credit default swap agreements outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International†	9/20/05	$800	1.75%	MCI Inc., 6.688%, due 5/1/09	$2,681
Goldman Sachs International†	9/20/05	1,300	1.75%	MCI Inc., 6.688%, due 5/1/09	4,357
Lehman Brothers Special Financing, Inc.†	12/20/05	2,000	0.82%	General Motors Corp., 7.10%, due 3/15/06	(6,584)
Morgan Stanley Capital Services, Inc.†	12/20/05	2,000	2.00%	Bombardier, Inc., 6.75%, due 5/1/12	9,839
Merrill Lynch††	6/20/06	1,900	3.50%	General Motors Acceptance Corp., 6.875%, due 8/28/12	30,790
J.P. Morgan††	6/20/07	2,000	3.40%	Ford Motor Credit Co., 7.00%, 10/1/13	43,813
UBS AG††	9/20/06	1,000	5.05%	General Motors Acceptance Corp., 6.875%, due 8/28/12	38,273

					$123,169

†	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

††	Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Forward foreign currency exchange contracts outstanding at June 30, 2005:

Forward Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2005	Unrealized Appreciation
Sold:
Euro expiring 7/26/05	$2,915,551	$2,915,446	$105

(h)	Security segregated as collateral for futures contracts.

(i)	Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(j)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $13,778,203. The aggregate value $13,801,670 represent 3.98% of net assets.

(k)	Standard and Poor’s Rating.

SEE NOTES TO FINANCIAL STATEMENTS.

B34

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Telecommunications	12.4%
Oil & Gas Exploration & Production	11.4%
Utilities	9.4%
Financials	9.3%
Foreign Government Bonds	5.5%
Hospitals/Hospital Management	5.2%
Cable	4.7%
Autos – Cars & Trucks	3.4%
Forest & Paper	3.2%
Containers	3.1%
Gaming	3.0%
Commercial Paper	2.7%
Chemicals	2.6%
Drugs & Health Care	2.5%
Printing & Publishing	2.2%
Food & Beverage	2.1%
Retail	1.8%
Asset Backed Securities	1.8%
Broadcasting & Other Media	1.7%
Aerospace & Defense	1.7%
Real Estate Investment Trust	1.6%
Waste Management	1.5%
U.S. Government & Agency Obligations	1.4%
Repurchase Agreements	1.4%
Manufacturing	0.8%
Tobacco	0.8%
Industrial	0.7%
Diversified Operations	0.5%
Entertainment	0.4%
Construction	0.4%
Distribution/Wholesale	0.3%
Lodging	0.3%
Funeral Services	0.2%
Cosmetics & Toiletries	0.2%
Marine	0.2%

100.4%
Liabilities in excess of other assets	(0.4)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B35

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 102.1% LONG-TERM BONDS	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
ASSET BACKED SECURITIES — 0.6%
AmeriQuest Mortgage Securities, Inc., Series 2004-X2, Cl. A1, 144A(b)(i)	Aaa	4.02%	06/25/34	$2,151	$2,157,415
Brazos Student Loan Finance Corp., Series 1998-A(b)	Aaa	4.11%	06/01/23	171	172,793
Conseco Finance Securitizations Corp., Series 2001-4, Cl. A3	Ba1	6.09%	09/01/33	5,000	5,065,685
First Nationwide Trust, Series 2001-4	AAA(c)	8.50%	09/25/31	8	8,178

					7,404,071

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Banc of America Mortgage Securities, Series 2004-2	Aaa	6.50%	10/25/31	434	447,732
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-05(b)	Aaa	5.94%	06/25/32	383	384,800
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11(b)	Aaa	5.63%	02/25/33	716	724,103
Bear Stearns Alt-A Trust, Series 2005-4, Cl. 23A2(b)	Aaa	5.44%	05/25/35	6,105	6,183,967
Citibank Omni Master Trust, Series 2002-4, Cl. A(b)	Aaa	3.52%	08/18/09	1,300	1,300,166
Federal National Mortgage Association, Series 2001-29	Aaa	6.50%	07/25/31	389	410,772
Government Lease Trust, Series 1999-C1A, 144A(i)	AAA(c)	4.00%	05/18/11	1,500	1,512,334
Government National Mortgage Association, Series 2000-14(b)	Aaa	4.059%	02/16/30	38	37,937
Homeside Mortgage Securities Trust, Series 2001-1(b)	Aaa	3.81%	01/20/27	74	72,841
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2(b)	Aaa	3.957%	01/25/32	19	19,131
Master Asset Securitization Trust, Series 2003-7	AAA(c)	5.50%	09/25/33	3,284	3,300,592
Mellon Residental Funding Corp., Series 1999-TBC2(b)	AAA(c)	4.054%	07/25/29	59	59,031
Mortgage Capital Funding, Inc., Series 1996-MC1	AAA(c)	7.90%	02/15/06	78	79,116
Residential Funding Mortgage Securities I, Series 2003-S9	Aaa	6.50%	03/25/32	959	970,203
Washington Mutual, Inc., Series 2002-AR2(b)	Aaa	3.872%	02/27/34	1,559	1,556,557
Washington Mutual, Inc., Series 2003-AR1(b)	Aaa	5.37%	02/25/33	353	353,550
Washington Mutual, Inc., Series 2003-R1, Class A1(b)	Aaa	3.73%	12/25/27	16,997	16,980,342

					34,393,174

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.9%
Commercial Mortgage Pass-Through Cert., Ser. 2005-F10A, Cl. M0A1, 144A(b)(i)	Aaa	3.57%	03/15/20	12,400	12,397,274

CORPORATE BONDS — 10.6%
Airlines
United Air Lines, Inc., Pass-Through Certs., Series A-4 (cost $143,145; purchased 12/28/01)(a)(h)	NR	9.21%	01/21/17	200	106,266

Auto – Cars & Trucks — 1.8%
DaimlerChrysler North America Holdings Corp.(b)	A3	3.61%	03/07/07	11,300	11,264,077
Daimlerchrysler North America Holdings Corp.	A3	6.40%	05/15/06	6,100	6,219,115
DaimlerChrysler North America Holdings Corp., M.T.N.(b)	A3	4.23%	08/08/06	1,700	1,711,569
General Motors Corp.	Baa3	8.375%	07/15/33	6,550	5,469,250

					24,664,011

Financial Services — 6.1%
European Investment Bank	Aaa	3.00%	09/20/06	106,000	990,136
Ford Motor Co.	Baa3	7.45%	07/16/31	8,400	6,991,748
Ford Motor Credit Co.(b)	Baa2	4.39%	03/21/07	8,800	8,614,259
Ford Motor Credit Co.	Baa2	5.70%	01/15/10	1,300	1,199,043
Ford Motor Credit Co.	Baa2	6.875%	02/01/06	2,000	2,019,990
General Electric Capital Corp.	Aaa	0.10%	12/20/05	980,000	8,840,411
General Electric Capital Corp., M.T.N.	Aaa	1.40%	11/02/06	469,000	4,302,656
General Motors Acceptance Corp.	Baa2	6.875%	09/15/11	2,500	2,307,720
General Motors Acceptance Corp.	Baa2	7.50%	07/15/05	1,900	1,900,861
General Motors Acceptance Corp., M.T.N.(b)	Baa2	4.87%	10/20/05	2,700	2,702,300
HSBC Bank USA(b)	Aa2	3.51%	09/21/07	4,300	4,301,630
Morgan Stanley Warehouse Facilities (cost $29,800,000; purchased 6/28/04), 144A(h)(i)	NR	2.863%	07/06/05	29,800	29,641,574
PEMEX Master Trust	Baa1	7.375%	12/15/14	300	336,450
PEMEX Master Trust	Baa1	8.625%	02/01/22	500	616,250
PEMEX Master Trust	Baa1	9.125%	10/13/10	2,000	2,342,000
Pemex Project Funding Master Trust, 144A(i)	Baa1	9.25%	03/30/18	1,700	2,193,000
Simsbury CLO, Ltd., 144A(b)(i)	Aaa	3.92%	09/24/11	3,873	3,882,502

					83,182,530

SEE NOTES TO FINANCIAL STATEMENTS.

B36

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Gaming — 0.6%
Harrah’s Operating Co., Inc., 144A (cost $7,940,671; purchased 5/19/05)(h)(i)	Baa3	5.625%	06/01/15	$ 8,000	$8,148,384

Oil & Gas — 0.3%
El Paso Corp.	Caa1	7.00%	05/15/11	200	199,500
El Paso Energy Corp., M.T.N.	Caa1	7.75%	01/15/32	2,240	2,184,000
El Paso Energy Corp., M.T.N.	Caa1	7.80%	08/01/31	1,250	1,215,625

					3,599,125

Telecommunications — 1.1%
MCI, Inc.	B2	8.735%	05/01/14	4,700	5,269,875
Qwest Capital Funding, Inc.	Caa2	7.25%	02/15/11	200	191,500
Qwest Corp.	Ba3	7.625%	06/15/15	7,000	7,148,750
Qwest Corp., 144A(i)	Ba3	8.875%	03/15/12	1,650	1,794,375

					14,404,500

Utility – Electric — 0.5%
Pacific Gas & Electric Corp.(b)	Baa1	3.26%	04/03/06	550	550,000
PPL Capital Funding, Inc., Trust I	Ba1	7.29%	05/18/06	4,400	4,505,864
TXU Energy Co. LLC.(b)	Baa2	4.36%	01/17/06	1,100	1,099,685

					6,155,549

Waste Management — 0.2%
Waste Management, Inc.	Baa3	7.00%	10/15/06	2,775	2,868,501

TOTAL CORPORATE BONDS (cost $143,173,230)					143,128,866

FOREIGN GOVERNMENT BONDS — 7.1%
Federal Republic of Brazil, (Brazil)	B1	3.063%	04/15/06	560	560,728
Federal Republic of Brazil, (Brazil)	B1	3.125%	04/15/09	165	165,129
Federal Republic of Brazil, (Brazil)	B1	11.00%	08/17/40	10,700	12,872,100
Federal Republic of France, (France)	Aaa	4.00%	04/25/55	EUR 1,400	1,804,333
Federal Republic of Germany, (Germany)	Aaa	5.625%	01/04/28	EUR 3,800	6,001,133
Federal Republic of Germany, (Germany)	Aaa	6.50%	07/04/27	EUR 3,550	6,171,249
Federal Republic of Italy, (Italy)	Aa2	0.375%	10/10/06	JPY100,000	905,689
Federal Republic of Panama, (Panama)	Ba1	8.25%	04/22/08	1,800	1,962,000
Federal Republic of Panama, (Panama)	Ba1	8.875%	09/30/27	750	894,375
Federal Republic of Peru, (Peru)	Ba3	9.125%	01/15/08	500	552,500
Federal Republic of Peru, (Peru)	Ba3	9.875%	02/06/15	2,500	3,093,750
Russian Federation, (Russia)	Baa3	5.00%	03/31/30	15,500	17,282,500
United Kingdom Treasury Stock, (United Kingdom)	Aaa	4.75%	06/07/10	GBP 19,500	36,003,774
United Kingdom Treasury Stock, (United Kingdom)	Aaa	5.75%	12/07/09	GBP 4,100	7,845,498

					96,114,758

MUNICIPAL BONDS — 2.1%
Chicago, IlI., G.O., Proj. & Ref., Ser. A, M.B.I.A.	Aaa	5.00%	01/01/41	300	323,028
Clark Cnty. Nev., Bond Bank, G.O., M.B.I.A.	Aaa	5.00%	06/01/32	3,000	3,141,780
Dallas, TX Indpt. Sch. Dist.(b)(i)	NR	7.34%	02/15/21	1,000	1,132,080
Georgia St., Rd. & Thrwy. Auth. Rev.	Aaa	5.00%	03/01/21	700	752,885
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa3	6.25%	06/01/33	2,500	2,732,925
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa3	6.75%	06/01/39	2,000	2,250,820
Honolulu Hawaii City & Cnty., G.O., Ser. A, M.B.I.A.(b)(i)	NR	7.34%	07/01/23	1,538	1,763,235
Massachusetts St. Wtr. Res. Auth., Ser. J, F.S.A.(b)(i)	NR	7.35%	08/01/32	1,250	1,380,775
New Jersey Econ. Dev. Auth. Rev., Ser. I, F.G.I.C., T.C.R.S.	Aaa	5.00%	09/01/26	2,890	3,229,055
North East Indpt. Sch. Dist., Texas, G.O.	Aaa	5.00%	08/01/29	1,000	1,059,880
Pierce Cnty. Wash. Sch. Dist., No. 003, Ser. 1116, G.O., F.S.A.(b)(i)	Aaa	7.34%	12/01/23	1,500	1,702,230
Salt River Proj., Ariz. Agricultural Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. B(b)(i)	AA(c)	6.84%	01/01/32	1,000	1,050,740
South Carolina St. Res., G.O., Ser. 1078(b)(i)	NR	7.34%	04/01/17	1,000	1,186,700
Tobacco Settlement Fin. Corp., NJ	Baa3	6.375%	06/01/32	2,000	2,155,560
Tobacco Settlement Fin. Corp., NY, Ser. 1029(b)(i)	NR(c)	8.25%	06/01/15	1,000	1,197,280

SEE NOTES TO FINANCIAL STATEMENTS.

B37

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
MUNICIPAL BONDS (cont’d.)
Tobacco Settlement Fin. Corp., RI, Asset Bkd., Ser. A	Baa3	6.25%	06/01/42	$400	$421,160
Tobacco Settlement Fin. Corp., RI, Ser. A	Baa3	6.125%	06/01/32	1,205	1,267,949
Triborough Bridge & Tunnel Auth., NY, Rev., Rfdg., Ser. B	Aa2	5.00%	11/15/32	1,860	1,961,891

					28,709,973

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.8%
United States Treasury Bonds		6.00%	02/15/26	34,500	42,507,760
United States Treasury Bonds		6.25%	08/15/23	8,000	9,969,688
United States Treasury Bonds		6.50%	11/15/26	22,500	29,414,362
United States Treasury Bonds		6.625%	02/15/27	5,500	7,299,749
United States Treasury Bonds		6.875%	08/15/25	200	269,219
United States Treasury Bonds		7.125%	02/15/23	2,800	3,783,937
United States Treasury Bonds		8.125%	08/15/19	5,600	7,935,374
United States Treasury Bonds		8.50%	02/15/20	4,000	5,866,876
United States Treasury Notes		1.625%	01/15/15	15,284	15,228,125
United States Treasury Notes		2.00%	01/15/14	20,954	21,582,928
United States Treasury Notes(e)		3.375%	01/15/07	184	190,048
United States Treasury Notes		3.75%	03/31/07	75,800	75,915,444
United States Treasury Strip I/O(b)		7.25%	02/15/22	7,000	3,401,062
United States Treasury Strip I/O(b)		7.50%	11/15/16	1,300	811,226
United States Treasury Strip I/O(b)		8.75%	05/15/20	3,600	1,895,479
United States Treasury Strip I/O(b)		11.25%	02/15/15	1,050	710,539

					226,781,816

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES — 61.5%
Federal National Mortgage Association		4.001%	TBA	100,000	97,937,500
Federal National Mortgage Association(b)		4.323%	05/01/36	136	138,470
Federal National Mortgage Association		4.50%	08/01/33-06/01/35	11,410	11,170,681
Federal National Mortgage Association		4.501%	TBA	38,500	37,645,762
Federal National Mortgage Association		5.00%	12/01/18-02/01/19	809	818,855
Federal National Mortgage Association(b)		5.015%	12/01/36	3,130	3,186,149
Federal National Mortgage Association		5.50%	09/01/32-07/01/35	532,289	539,971,345
Federal National Mortgage Association		5.501%	TBA	52,500	53,205,495
Federal National Mortgage Association(g)		5.937%	11/01/11	961	1,037,154
Federal National Mortgage Association		6.00%	04/01/16-01/01/23	2,873	2,967,865
Federal National Mortgage Association		6.001%	TBA	82,500	84,562,500
Government National Mortgage Association(b)		3.375%	04/20/25-05/20/25	90	90,859
Government National Mortgage Association(b)		3.75%	08/20/24-08/20/27	271	276,026
Government National Mortgage Association		4.50%	09/15/33	56	55,398
Government National Mortgage Association		9.00%	07/15/30-10/15/30	8	9,330

					833,073,389

TOTAL LONG-TERM BONDS					1,382,003,321

WARRANTS(j)			Expiration Date	Shares
United Mexican States, Ser. D			06/30/06	1,000	25,500
United Mexican States, Ser. E			06/01/07	1,000	24,500

TOTAL WARRANTS					50,000

TOTAL LONG-TERM INVESTMENTS (cost $1,369,385,555)					1,382,053,321

SHORT-TERM INVESTMENTS — 10.1%			Maturity Date	Principal Amount (000)
CORPORATE OBLIGATIONS — 7.4%
Carolina Power & Light Co.	NR	3.67%	10/11/05	$6,300	6,234,491
Public Service Electric & Gas Co.	NR	3.69%	11/30/05	1,500	1,476,630
Rabobank USA Financial Corp.	PRIM1	2.82%	07/01/05	37,100	37,100,000
Total Fina	PRIM1	3.37%	07/01/05	10,600	10,600,000
UBS Finance, Inc.	PRIM1	3.285%	10/03/05	400	396,569

SEE NOTES TO FINANCIAL STATEMENTS.

B38

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

SHORT-TERM INVESTMENTS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
CORPORATE OBLIGATIONS (cont’d.)
UBS Finance, Inc.	PRIM1	3.365%	10/14/05	$13,000	$12,872,410
Unicredito Italiano SpA	NR	3.037%	07/07/05	31,300	31,300,010

					99,980,110

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.2%
United States Treasury Bills		2.91%	09/01/05	1,000	994,858
United States Treasury Bills		2.92%	09/01/05	1,000	994,858
United States Treasury Bills		2.925%	09/01/05	605	601,889
United States Treasury Bills		2.9265%	09/15/05	500	496,835
United States Treasury Bills		2.93%	09/15/05	1,250	1,242,087
United States Treasury Bills		2.94%	09/15/05	1,250	1,242,088
United States Treasury Bills		2.945%	09/15/05	370	367,658
United States Treasury Bills		2.95%	09/15/05	2,515	2,499,080
United States Treasury Bills		2.959%	09/15/05	500	496,835
United States Treasury Bills		2.96%	09/15/05	500	496,835
United States Treasury Bills		2.97%	09/15/05	4,500	4,471,515
United States Treasury Bills		2.985%	09/15/05	250	248,418
United States Treasury Bills		3.03%	09/15/05	2,250	2,235,757

					16,388,713

REPURCHASE AGREEMENTS — 1.2%
State Street Bank & Trust Co. (d)		2.50%	07/01/05	4,466	4,466,402
United States Treasury Repurchase Agreement		2.70%	07/01/05	12,000	12,000,000

TOTAL REPURCHASE AGREEMENTS (cost $16,466,402)					16,466,402

OUTSTANDING OPTIONS PURCHASED — 0.3%				Contracts/ Notional (000)
Call Options — 0.2%
Swap Option, expiring 4/27/09 @ $5.75				9,800	1,633,679
Swap Option 3 month LIBOR, expiring 5/2/08 @ $5.75				7,800	1,315,166

					2,948,845

Put Options — 0.1%
CME Aput, expiring 12/19/05 @ $94.25				2,500	62
CME Aput, expiring 3/13/06 @ $92.5				30,000	1,500
Euro Futures, expiring 12/19/05 @ $93.5				1,208	3,019
Euro Futures, expiring 12/19/05 @ $93.75				550	1,375
Euro Futures, expiring 12/19/05 @ $94				2,083	5,206
Euro Futures, expiring 9/19/05 @ $93.75				750	1,875
Euro Futures, expiring 9/19/05 @ $94.5				66,500	1,663
Euro Futures, expiring 9/19/05 @ $94.75				1,743	8,712
Swap Option, expiring 4/27/09 @ $6.25				13,100	317,230
Swap Option 3 month LIBOR, expiring 5/2/08 @ $6.25				4,500	79,695

					420,337

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $2,202,687)					3,369,182

TOTAL SHORT-TERM INVESTMENTS (cost $135,039,149)					136,204,407

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT (cost $1,504,424,704; Note 6)					1,518,257,728

OUTSTANDING OPTIONS WRITTEN(j) — (0.1)%
Call Options — (0.1)%
Swap Option 3 month LIBOR, expiring 7/3/06 @ $4.0				35,300	(438,497)
Swap Option 3 month LIBOR, expiring 9/23/05 @ $4.0				59,200	(204,121)

					(642,618)

Put Options
Swap Option, expiring 9/23/05 @ $7.0				59,200	(1)
Swap Option 3 month LIBOR, expiring 7/3/06 @ $6.0				35,300	(72,188)

					(72,189)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium received $3,637,230)					(714,807)

SEE NOTES TO FINANCIAL STATEMENTS.

B39

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

INVESTMENTS SOLD SHORT — (10.7)%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Government & Agency Obligations — (10.7)%
Federal National Mortgage Association		5.51%	TBA	$(34,000)	$(34,456,892)
Federal National Mortgage Association		5.51%	TBA	(13,200)	(13,546,500)
Federal National Mortgage Association		6.01%	TBA	(2,500)	(2,562,500)
United States Treasury Notes		3.625%	05/15/13	(62,400)	(61,605,398)
United States Treasury Notes		4.00%	11/15/12	(27,900)	(28,212,787)
United States Treasury Notes		4.375%	08/15/12	(4,400)	(4,563,280)

					(144,947,357)

TOTAL INVESTMENTS SOLD SHORT (proceeds received $144,871,741)					(144,947,357)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 101.4% (cost $1,355,915,733; Note 6)					1,372,595,564
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (1.4)%					(18,550,910)

TOTAL NET ASSETS — 100.0%					$1,354,044,654

The following abbreviations are used in portfolio descriptions:

F.G.I.C.	Financial Guaranty Insurance Company
F.S.A.	Financial Security Assurance
G.O.	General Obligation
I/O	Interest Only
M.B.I.A.	Municipal Bond Insurance Association
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities purchased on a forward commitment basis
T.C.R.S.	Transferable Custodial Receipts

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	Rate shown reflects current rate on variable rate instrument.

(c)	Standard & Poor’s rating.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $4,466,712 due 7/1/05. The value of the collateral including accrued interest was $4,5732,636. The collateral consists of United States Treasury or Federal Agency Obligations.

(e)	Security segregated as collateral for futures contracts.

(f)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) of financial futures, foreign currency contracts, interest rate swaps and credit default swaps as follows:

Open futures contracts as of June 30, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
77	Germany Fed Bonds 10 Yr	Sep 05	$11,429,647	$11,507,919	$78,273
1,665	Eurodollars	Dec 05	400,234,243	399,724,875	(509,369)
19	Eurodollars	Dec 06	4,561,663	4,557,863	(3,800)
967	U.S. Treasury 5 Yr Notes	Sep 05	104,843,652	105,297,234	453,582

					18,686

Short Positions:
45	LIF AWPO UK	Dec 05	35,274	0	35,274
41	U.S. Treasury Bonds	Sep 05	4,750,555	4,868,750	(118,195)

					(82,921)

					$(64,235)

SEE NOTES TO FINANCIAL STATEMENTS.

B40

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Foreign currency exchange contracts outstanding at June 30, 2005:

Forward Foreign Currency Contracts	Value at Settlement Date	Value at June 30, 2005	Unrealized Appreciation/ Depreciation
Bought:
Eurodollars expiring 7/14/05	$131,499	$130,924	$(575)
Eurodollars expiring 7/26/05	544,240	545,056	816
Pound Sterling expiring 7/19/05	1,636,632	1,611,330	(25,302)
Japanese Yen expiring 7/1/05	9,429,375	9,281,371	(148,004)

			(173,065)

Sold:
Eurodollars expiring 7/26/05	13,461,687	13,450,780	10,907
Pound Sterling expiring 7/14/05	131,499	128,932	2,567
Pound Sterling expiring 7/19/05	44,241,099	43,548,880	692,219
Japanese Yen expiring 7/01/05	8,245,576	8,128,913	116,663

			822,356

			$649,291

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $37,883,816. The aggregate value $37,896,224 represents 2.8% of net assets.

(i)	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(j)	Non-income producing security.

Interest rate swap agreements outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
J.P. Morgan(a)	3/15/32	EUR 9,700	6.00%	6 month Euribor	$1,078,799
Lehman Brothers(a)	12/15/31	EUR 3,000	5.50%	6 month Euribor	(993,674)
Bank of America, N.A.(b)	6/15/35	$ 5,300	6.00%	3 month LIBOR	610,467
J.P. Morgan(a)	6/17/12	EUR 5,600	5.00%	6 month LIBOR	(252,918)
J.P. Morgan(a)	12/17/08	EUR 13,500	4.00%	3 month LIBOR	344,155
UBS Warburg(b)	9/15/05	$ 3,700	3.25%	3 month LIBOR	(24,351)
J.P. Morgan(b)	6/18/34	EUR 4,100	6.00%	6 month Euribor	681,427
J.P. Morgan(b)	6/18/34	EUR 300	6.00%	6 month Euribor	49,061
J.P. Morgan(b)	6/18/34	EUR 1,400	6.00%	6 month Euribor	220,883
J.P. Morgan(b)	6/18/34	EUR 1,400	6.00%	6 month Euribor	235,823
J.P. Morgan(b)	6/18/34	EUR 900	6.00%	6 month Euribor	141,330
Bank of America, N.A.(b)	12/15/10	$ 15,800	4.00%	3 month LIBOR	21,613
Lehman Brothers(a)	12/15/15	$ 17,900	5.00%	3 month LIBOR	(65,060)
Barclays(a)	6/18/34	GBP 10,300	5.00%	6 month LIBOR	(167,282)
Barclays(b)	9/15/10	GBP 21,700	5.00%	6 month LIBOR	344,066
J.P. Morgan(a)	12/15/15	$ 8,900	5.00%	3 month LIBOR	24,968
Greenwich(a)	12/15/25	$ 7,200	5.00%	3 month LIBOR	25,547
Greenwich(b)	12/15/10	$115,100	4.00%	3 month LIBOR	419,878
Goldman Sachs(a)	12/15/07	$ 8,800	4.00%	3 month LIBOR	(18,228)
Morgan Stanley(a)	12/15/14	EUR 35,800	4.00%	6 month Euribor	(617,681)
Barclays(a)	12/15/14	EUR 8,700	4.00%	6 month Euribor	(77,479)

					$1,981,344

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

B41

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Credit default swap agreements outstanding at June 30, 2005:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley	12/20/08	$300	0.26%	Allstate Corp. (The), 6.125%, due 2/15/12	$(1,351)
Morgan Stanley	12/20/08	2,700	0.26%	Allstate Corp., 6.125%, due 2/15/12	(11,647)
Merrill Lynch	12/20/08	800	0.27%	Anadarko Petroleum Corp., 5%, due 10/1/12	(675)
UBS	12/20/08	3,200	0.35%	AutoZone, Inc., 5.875, due 10/15/12	20,279
Bear Stearns	12/20/08	400	1.09%	Capital One Bank, 4.875%, due 5/15/08	(7,988)
Bear Stearns	12/20/08	100	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,582)
UBS	12/20/08	800	0.44%	Carnival Corp., 6.15%, due 4/15/08	(7,219)
Bear Stearns	12/20/08	800	0.19%	Caterpillar Inc., 7.250%, due 9/15/09	(207)
Lehman Brothers	12/20/08	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(476)
Lehman Brothers	12/22/08	700	0.24%	Costco Wholesales Corp., 5.50%, due 5/15/04	(2,770)
Morgan Stanley	12/20/08	800	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(2,396)
Bear Stearns	12/20/08	800	0.24%	Deere & CO., 7.85%, due 5/15/10	(206)
Merrill Lynch	12/20/08	1,400	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(1,362)
Merrill Lynch	12/20/08	200	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(738)
Bank of America	12/20/08	1,700	0.13%	E.I. Du Pont De Nemours, 6.875%, due 10/15/09	(1,166)
Bank of America	12/20/08	200	0.13%	E.I. Du Pont De Nemours, 6.875%, due 10/15/09	(213)
Citibank, N.A., London	12/20/08	2,200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(5,169)
Citibank, N.A., London	12/20/08	300	0.28%	Eaton Corp., 5.75%, due 7/15/12	(173)
Barclays Bank PLC	12/20/08	300	0.16%	Eli Lilly & Co. Inc., 6.00%, due 3/15/12	(395)
Barclays Bank PLC	12/20/08	2,300	0.16%	Eli Lilly & Co. Inc., 6.00%, due 5/15/12	(5,571)
Morgan Stanley	12/20/08	1,600	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	1,310
Morgan Stanley	12/20/08	200	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	297
Morgan Stanley	12/20/08	800	0.22%	Emerson Electric Co., 7.125%, due 8/15/10	394
Citibank, N.A., London	12/20/08	1,700	0.29%	FedEx Corp., 7.25%, due 2/15/11	(3,938)
Citibank, N.A., London	12/20/08	200	0.29%	FedEx Corp., 7.25%, due 2/15/11	(216)
Merrill Lynch	12/20/08	100	0.22%	Gannett Co., Inc., 6.375%, due 4/1/12	(66)
Merrill Lynch	12/20/08	500	0.22%	Gannett Co., Inc., 6.375%, due 4/1/12	1,972
Lehman Brothers	12/20/08	900	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(16,007)
Lehman Brothers	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(813)
Bear Stearns	12/20/08	2,200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(5,656)
Bear Stearns	12/20/08	300	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(381)
Merrill Lynch	12/20/08	200	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(619)
Merrill Lynch	12/20/08	1,200	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(4,112)
Bear Stearns	12/20/08	800	0.60%	International Paper Co., 6.75%, due 9/1/11	(118)
Lehman Brothers	12/20/08	2,100	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(2,816)
Lehman Brothers	12/20/08	300	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(517)
Morgan Stanley	12/20/08	800	0.53%	Kroger Co. (The), 4.75%, due 4/15/12	(1,111)
Lehman Brothers	12/20/08	900	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(10,446)
Lehman Brothers	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,261)
Lehman Brothers	12/22/08	1,200	0.30%	Masco Corp., 5.875%, due 7/15/12	(1,165)
Lehman Brothers	12/20/08	100	0.30%	Masco Corp., 5.875%, due 7/15/12	(169)
Merrill Lynch	12/20/08	1,200	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(23,663)
Lehman Brothers	12/20/08	900	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(8,501)
Lehman Brothers	12/20/08	100	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(1,144)
Merrill Lynch	12/20/08	800	0.28%	Occidental Petroleum Corp., 6.75%, due 1/15/12	(3,531)
Lehman Brothers	6/20/09	6,600	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(33,411)
Bear Stearns(b)	3/20/07	4,500	0.62%	Russian Federation, 2.25%, due 3/31/30	1,187
Lehman Brothers	12/22/08	1,200	0.35%	RadioShack Corp., 7.375%, due 5/15/11	15,321
UBS	12/20/08	800	0.37%	RadioShack Corp., 7.375%, due 5/15/11	9,697
Lehman Brothers	12/20/08	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	929
UBS	12/20/08	800	0.44%	Simon Property Group, L.P., 5.45%, due 5/15/13	(3,309)
Lehman Brothers	12/20/08	2,200	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	(502)
Lehman Brothers	12/20/08	300	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	(1,173)
Barclays	12/20/08	900	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(14,181)
Barclays	12/20/08	100	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(771)
Citibank, N.A., London	12/20/08	3,600	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(5,651)
Bear Stearns	12/20/08	1,500	0.15%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(2,846)

SEE NOTES TO FINANCIAL STATEMENTS.

B42

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers	12/20/08	$1,100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	$7,832
Lehman Brothers	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	544
Goldman Sachs(b)	6/20/10	55,900	0.40%	Dow Jones CDX NA IG4 Index	(120,136)
Bear Stearns(b)	6/20/10	15,300	0.40%	Dow Jones CDX NA IG4 Index	11,449
Barclays(b)	6/20/10	2,900	0.40%	Dow Jones CDX NA IG4 Index	2,492
Bank of America, N.A.(b)	6/20/10	16,000	0.40%	Dow Jones CDX NA IG4 Index	121,782
J.P. Morgan(b)	5/20/07	300	0.77%	Russian Federation, 2.25%, due 3/31/30	814
Morgan Stanley(b)	6/20/06	4,500	0.58%	Russian Federation, 5.00%, due 3/31/30	4,850
CS First Boston(b)	9/7/05	1,400	0.55%	Russian Federation, 5.00%, due 3/31/30	473

					$(118,912)

(a)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2005 was as follows:

U.S. Government Mortgage Backed Securities	61.5%
Other Corporate Obligations	7.4%
U.S. Government & Agency Obligations	7.3%
Foreign Government Bonds	7.1%
Financial Services	6.1%
Collateralized Mortgage Obligations	2.5%
Municipal Bonds	2.1%
Auto—Cars & Trucks	1.8%
Repurchase Agreement	1.2%
Telecommunications	1.1%
Commercial Mortgage Backed Securities	0.9%
Asset Backed Securities	0.6%
Gaming	0.6%
Utility—Electric	0.5%
Oil & Gas	0.3%
Waste Management	0.2%
Options	0.2%
Airlines	0.0%
Warrants	0.0%

101.4%
Liabilities in excess of other assets	(1.4)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B43

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS	Shares	Value (Note 2)
Air Freight & Logistics — 1.8%
UTI Worldwide, Inc.(b)	40,900	$2,847,458

Biotechnology — 4.4%
Celgene Corp.(a)	38,200	1,557,414
Human Genome Sciences, Inc.(a)	143,500	1,661,730
ImClone Systems, Inc.(a)	60,100	1,861,297
Invitrogen Corp.(a)(b)	19,800	1,649,142
MGI Pharma, Inc.(a)	19,700	428,672

		7,158,255

Capital Markets — 4.8%
Ameritrade Holding Corp.(a)(b)	122,400	2,275,416
Lazard, Ltd. (Class “A” Stock)(a)(b)	73,000	1,697,250
Legg Mason, Inc.	20,350	2,118,638
Nuveen Investments, Inc. (Class “A” Stock)	41,800	1,572,516

		7,663,820

Chemicals — 1.4%
Monsanto Co.	36,800	2,313,616

Commercial Services & Supplies — 3.3%
Dun & Bradstreet Corp. (The)(a)	29,000	1,787,850
Monster Worldwide, Inc.(a)	125,200	3,590,736

		5,378,586

Communications Equipment — 4.5%
ADC Telecommunications, Inc.(a)	89,342	1,944,975
Comverse Technology, Inc.(a)	129,800	3,069,770
Juniper Networks, Inc.(a)	24,500	616,910
Qualcomm, Inc.	47,600	1,571,276

		7,202,931

Computers & Peripherals — 4.5%
Apple Computer, Inc.(a)	30,800	1,133,748
Avid Technology, Inc.(a)(b)	55,200	2,941,056
Diebold, Inc.	16,000	721,760
Emulex Corp.(a)	83,700	1,528,362
Rackable Systems, Inc.(a)(b)	40,300	483,600
UNOVA, Inc,(a)	14,300	380,809

		7,189,335

Diversified Consumer Services — 0.4%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	8,300	649,226

Electronic Equipment & Instruments — 1.5%
Cogent, Inc.(a)	29,400	839,370
Symbol Technologies, Inc.	167,000	1,648,290

		2,487,660

Energy Equipment & Services — 4.0%
Grant Prideco, Inc.(a)	64,800	1,713,960
National Oilwell Varco, Inc.(a)	34,300	1,630,622
Todco (Class “A” Stock)(a)	89,800	2,305,166
Weatherford International, Ltd.(a)	13,700	794,326

		6,444,074

Healthcare Equipment & Supplies — 6.1%
Alcon, Inc.	12,100	1,323,135
Mentor Corp.(b)	22,600	937,448
Respironics, Inc.(a)	9,600	346,656

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Healthcare Equipment & Supplies (cont’d.)
St. Jude Medical, Inc.(a)	50,200	$2,189,222
Varian Medical Systems, Inc.(a)	102,600	3,830,058
Waters Corp.(a)	30,300	1,126,251

		9,752,770

Healthcare Providers & Services — 8.5%
Caremark Rx, Inc.(a)	63,700	2,835,924
Cerner Corp.(a)(b)	54,700	3,717,959
Manor Care, Inc,(b)	28,300	1,124,359
PacifiCare Health Systems, Inc.(a)(b)	55,400	3,958,330
Tenet Healthcare Corp.(a)	170,100	2,082,024

		13,718,596

Hotels, Restaurants & Leisure — 3.0%
GTECH Holdings Corp.	94,000	2,748,560
Wynn Resorts, Ltd.(a)(b)	44,200	2,089,334

		4,837,894

Internet & Catalog Retail — 0.3%
eBay, Inc.(a)	12,600	415,926

Internet Software & Services — 8.5%
Akamai Technologies, Inc.(a)(b)	298,800	3,923,244
Ariba, Inc.(a)	90,500	524,900
Ask Jeeves, Inc.(a)(b)	69,500	2,098,205
Digital River, Inc.(a)	56,200	1,784,350
Google, Inc. (Class “A” Stock)(a)(b)	1,400	411,810
VeriSign, Inc.(a)(b)	87,700	2,522,252
Yahoo!, Inc.(a)	71,200	2,467,080

		13,731,841

IT Services — 1.3%
CheckFree Corp.(a)	61,300	2,087,878

Media — 5.4%
E.W. Scripps Co. (The) (Class “A” Stock)(b)	62,100	3,030,480
Gemstar-TV Guide International, Inc.(a)	430,900	1,546,931
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)(b)	122,300	4,116,618

		8,694,029

Multiline Retail — 1.1%
Federated Department Stores, Inc.,(b)	24,000	1,758,720

Oil & Gas and Consumable Fuels — 1.8%
Nexen, Inc.	41,200	1,250,832
Southwestern Energy Co.(a)(b)	36,600	1,719,468

		2,970,300

Personal Products — 0.6%
Estee Lauder Cos., Inc. (Class “A” Stock)	24,100	943,033

Pharmaceuticals — 1.6%
Andrx Corp.(a)	124,500	2,528,595

Real Estate — 0.7%
Host Marriott Corp. (REIT)	65,000	1,137,500

Semiconductors & Semiconductor Equipment — 6.3%
Applied Materials, Inc.	66,700	1,079,206
Broadcom Corp. (Class “A” Stock)(a)	21,500	763,465
International Rectifier Corp.(a)(b)	65,000	3,101,800

SEE NOTES TO FINANCIAL STATEMENTS.

B44

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (cont’d.)
Marvell Technology Group, Ltd.(a)	50,800	$1,932,432
Maxim Integrated Products, Inc.	29,500	1,127,195
MEMC Electronic Materials, Inc.(a)	139,000	2,192,030

		10,196,128

Software — 14.0%
Adobe Systems, Inc.	14,000	400,680
Amdocs, Ltd.(a)	105,200	2,780,436
BEA Systems, Inc.(a)(b)	182,300	1,600,594
Business Objects SA-SP, ADR, (France)(a)(b)	133,500	3,511,050
Cognos, Inc.(a)	13,300	454,062
Electronic Arts, Inc.(a)	57,200	3,238,092
Intuit, Inc.(a)(b)	25,300	1,141,283
Macromedia, Inc.(a)	83,200	3,179,904
Mercury Interactive Corp.(a)(b)	57,300	2,198,028
NAVTEQ Corp.(a)	31,600	1,174,888
Salesforce.com, Inc.(a)	59,900	1,226,752
TIBCO Software, Inc.(a)	241,700	1,580,718

		22,486,487

Specialty Retail — 3.2%
Chico’s FAS, Inc.(a)(b)	56,800	1,947,104
PETsMART, Inc.	53,900	1,635,865
Williams-Sonoma, Inc.(a)	37,600	1,487,832

		5,070,801

Wireless Telecommunication Services — 4.0%
Alamosa Holdings, Inc.(a)(b)	215,200	2,991,280
NII Holdings, Inc.(a)	53,300	3,408,002

		6,399,282

TOTAL LONG-TERM INVESTMENTS (cost $141,059,405)		156,064,741

SHORT-TERM INVESTMENTS — 29.2%	Principal Amount (000)
Mutual Fund
Dryden Core Investment Fund —Taxable Money Market Series(c)(d) (cost $47,057,013)	$47,057	47,057,013

OUTSTANDING OPTIONS WRITTEN(a) — 0.0%	Contracts
Call Options
Andrx Corp. expiring 9/17/05 @ $22.5 (premium received $54,083)	557	(55,700)

TOTAL SHORT-TERM INVESTMENTS (cost $47,002,930)		47,001,313

TOTAL INVESTMENTS — 126.2% (cost $188,062,335)		203,066,054
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.2)%		(42,199,293)

NET ASSETS — 100.0%		$160,866,761

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $41,846,123; cash collateral of $44,201,925 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 24.5% of collateral received for securities on loan)	29.2%
Software	14.0%
Healthcare Providers & Services	8.5%
Internet Software & Services	8.5%
Semiconductors & Semiconductor Equipment	6.3%
Healthcare Equipment & Supplies	6.1%
Media	5.4%
Capital Markets	4.8%
Communications Equipment	4.5%
Computers & Peripherals	4.5%
Biotechnology	4.4%
Energy Equipment & Services.	4.0%
Wireless Telecommunication Services	4.0%
Commercial Services & Supplies	3.3%
Specialty Retail	3.2%
Hotels, Restaurants & Leisure	3.0%
Air Freight & Logistics	1.8%
Oil & Gas and Consumable Fuels	1.8%
Pharmaceuticals	1.6%
Electronic Equipment & Instruments	1.5%
Chemicals	1.4%
IT Services	1.3%
Multiline Retail	1.1%
Real Estate	0.7%
Personal Products	0.6%
Schools	0.4%
Internet & Catalog Retail	0.3%

126.2%
Liabilities in excess of other assets	(26.2)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B45

SP SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 90.8%
COMMON STOCKS	Shares	Value (Note 2)
Agricultural Products & Services — 1.0%
Delta & Pine Land Co.	88,328	$2,213,500

Autos – Cars & Trucks — 1.3%
American Axle & Manufacturing Holdings, Inc.	52,900	1,336,783
Modine Manufacturing Co.	42,800	1,393,568

		2,730,351

Banking — 0.8%
BankAtlantic Bancorp, Inc. (Class “A” Stock)	17,075	323,571
Greater Bay Bancorp	18,300	482,571
Wintrust Financial Corp.	15,600	816,660

		1,622,802

Chemicals — 1.0%
Cabot Microelectronics Corp.(a)	16,900	489,931
Spartech Corp.	91,400	1,626,920

		2,116,851

Commercial Services & Supplies — 2.7%
Corrections Corp. of America(a)	50,066	1,965,091
Rollins, Inc.	98,000	1,963,920
SCP Pool Corp.	52,200	1,831,698

		5,760,709

Computer Software & Services — 4.9%
ANSYS, Inc.(a)	65,027	2,309,109
Datastream Systems, Inc.(a)	244,371	1,779,021
FactSet Research Systems, Inc.	96,693	3,465,477
Kanbay International, Inc.(a)	45,600	1,053,816
Open Solutions, Inc.(a)	800	16,248
RadiSys Corp.(a)	122,496	1,978,310

		10,601,981

Construction — 0.8%
Chicago Bridge & Iron Co. NV	72,600	1,659,636

Consulting — 0.4%
Watson Wyatt & Co.	33,900	868,857

Consumer Products & Services — 1.3%
Blyth, Inc.	60,800	1,705,440
Ritchie Bros. Auctioneers, Inc.	28,500	1,098,675

		2,804,115

Distribution/Wholesalers — 0.8%
ScanSource, Inc.(a)	39,900	1,713,306

Diversified Manufacturing Operations — 2.0%
Actuant Corp. (Class “A” Stock)(a)	34,375	1,647,938
Applied Films Corp.(a)	83,975	2,149,760
CLARCOR, Inc.	15,400	450,450

		4,248,148

Electronic Components — 2.6%
Daktronics, Inc.	20,400	408,204
Gentex Corp.	58,425	1,063,335
Littelfuse, Inc.(a)	16,800	467,880
LoJack Corp.(a)	31,000	544,360
Methode Eletronics, Inc.	65,300	775,111
Universal Electronics, Inc.(a)	148,791	2,468,443

		5,727,333

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Energy — 0.1%
FuelCell Energy, Inc.(a)	31,625	$322,891

Financial Services — 5.2%
Assured Guaranty Ltd.	134,200	3,134,912
Boston Private Financial Holdings, Inc.	39,900	1,005,480
Financial Federal Corp.	24,600	950,544
Global Payments, Inc.	33,225	2,252,655
Hilb Rogal & Hobbs Co.	18,600	639,840
iPayment Holdings, Inc.(a)	1,700	62,084
ITLA Capital Corp.(a)	26,500	1,428,350
Primus Guaranty Ltd.(a)	38,549	558,190
W.P. Stewart & Co., Ltd.	49,500	1,196,415

		11,228,470

Foods — 0.4%
Tootsie Roll Industries, Inc.	32,300	944,775

Gaming — 2.0%
Alliance Gaming Corp.(a)	91,225	1,278,974
Nevada Gold & Casinos, Inc.(a)	35,083	380,651
Shuffle Master, Inc.(a)	96,500	2,704,895

		4,364,520

Health Services — 4.1%
American Healthways, Inc.(a)	48,625	2,055,379
Apria Healthcare Group, Inc.(a)	58,900	2,040,296
Centene Corp.(a)	34,800	1,168,584
Computer Programs & Systems, Inc.	11,500	428,605
Eclipsys Corp.(a)	114,225	1,607,146
Horizon Health Corp.(a)	71,454	1,671,309

		8,971,319

Instrument – Controls — 0.3%
Photon Dynamics, Inc.(a)	32,000	659,520

Insurance — 3.4%
American Equity Investment Life Holding Co.	35,500	421,740
HCC Insurance Holdings, Inc.	78,500	2,972,795
Hooper Holmes, Inc.	154,156	639,747
Philadelphia Consolidated Holding Corp. Common(a)	27,500	2,330,900
RLI Corp.	21,800	972,280

		7,337,462

Internet Services — 1.4%
eCollege.com(a)	49,300	586,670
Internet Capital Group, Inc.(a)	183,745	1,346,851
j2 Global Communications, Inc.(a)	26,900	926,436
RADWARE Ltd.(a)	12,708	229,760

		3,089,717

Leisure — 1.4%
International Speedway Corp. (Class “A” Stock)	54,000	3,038,040

Machinery — 2.6%
IDEX Corp.	57,900	2,235,519
Lindsay Manufacturing Co.	31,900	752,202
Middleby Corp. (The)(a)	10,400	549,744
Regal-Beloit Corp.	35,800	1,043,928
Robbins & Myers, Inc.	53,200	1,144,332

		5,725,725

SEE NOTES TO FINANCIAL STATEMENTS.

B46

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Media — 3.4%
Emmis Communications Corp. (Class “A” Stock)(a)	110,400	$1,950,768
Journal Communications, Inc.	97,700	1,641,360
Lions Gate Entertainment Corp.(a)	178,506	1,831,472
Meredith Corp.	38,300	1,878,998

		7,302,598

Medical Products — 12.5%
American Medical Systems Holdings, Inc.(a)	126,033	2,602,581
Arrow International, Inc.	43,425	1,385,258
Cooper Cos, Inc. (The)	32,900	2,002,294
deCODE genetics, Inc.(a)	157,076	1,474,944
Dendreon Corp.(a)	100,000	523,000
DJ Orthopedics, Inc.(a)	47,200	1,294,696
ICU Medical, Inc.(a)	21,400	688,438
INAMED Corp.(a)	33,350	2,233,449
K-V Pharmaceutical Co. (Class “A” Stock)(a)	84,955	1,422,996
Landauer, Inc.	24,600	1,276,986
Medicis Pharmaceutical Corp. (Class “A” Stock)	34,375	1,090,719
Priority Healthcare Corp.(a)	78,500	1,990,760
Respironics, Inc.(a)	94,025	3,395,243
STERIS Corp.	62,700	1,615,779
Techne Corp.(a)	26,300	1,207,433
Thoratec Corp.(a)	42,700	655,018
Young Innovations, Inc.	59,300	2,213,669

		27,073,263

Metals & Mining — 2.2%
Aleris International, Inc.(a)	146,577	3,305,311
NS Group, Inc.(a)	41,400	1,345,914

		4,651,225

Mineral Resources — 0.2%
AMCOL International Corp.	26,500	497,935

Networking — 1.4%
C-COR, Inc.(a)	155,844	1,067,531
UNOVA, Inc.(a)	75,100	1,999,913

		3,067,444

Oil & Gas Equipment & Services — 2.5%
CARBO Ceramics, Inc.	22,500	1,776,600
FMC Technologies, Inc.(a)	28,400	907,948
Maverick Tube Corp.(a)	46,150	1,375,270
TETRA Technologies, Inc.(a)	42,586	1,356,364

		5,416,182

Oil & Gas Exploration & Production — 3.3%
Core Laboratories N.V.(a)	29,800	799,236
Hydril(a)	10,200	554,370
Patterson-UTI Energy, Inc.	74,575	2,075,422
Unit Corp.(a)	84,021	3,697,764

		7,126,792

Publishing — 1.2%
Courier Corp.	20,100	772,041
Journal Register Co. (Class “A” Stock)(a)	103,700	1,815,787

		2,587,828

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail — 8.5%
Blue Nile, Inc.(a)	22,000	$719,180
Build-A-Bear Workshop, Inc.(a)	44,301	1,038,858
Cabela’s Inc.(a)	74,675	1,595,058
Cash America International, Inc.	63,188	1,271,343
Christopher & Banks Corp.	28,300	516,758
Genesco, Inc.(a)	93,771	3,477,966
MSC Industrial Direct, Inc. (Class “A” Stock)	80,500	2,716,875
Regis Corp.	35,000	1,367,800
Ruby Tuesday, Inc.	50,200	1,300,180
Steak’N Shake Co. (The)(a)	92,400	1,720,488
Tempur-Pedic International, Inc.(a)	118,855	2,636,204

		18,360,710

Schools — 0.1%
Universal Technical Institute, Inc.(a)	4,400	146,080

Semiconductor Equipment — 2.1%
General Cable Corp.(a)	120,946	1,793,629
Integrated Device Technology, Inc.(a)	199,700	2,146,775
OYO Geospace Corp.(a)	33,000	692,340

		4,632,744

Telecommunication Equipment — 2.3%
EMS Technologies, Inc.(a)	70,823	1,058,804
Plantronics, Inc.	54,400	1,977,984
Tekelec, Inc.(a)	109,450	1,838,760

		4,875,548

Textiles — 1.2%
G & K Services, Inc. (Class “A” Stock)	71,300	2,690,149

Transportation Services — 5.1%
Forward Air Corp.	36,700	1,037,509
Headwaters, Inc.(a)	30,475	1,047,731
Heartland Express, Inc.	83,400	1,620,462
Hub Group, Inc. (Class “A” Stock)(a)	22,800	571,140
Landstar System, Inc.(a)	115,100	3,466,812
Offshore Logistics, Inc.(a)	39,200	1,287,328
OMI Corp.	109,125	2,074,466

		11,105,448

Waste Management — 4.3%
Duratek, Inc.(a)	97,095	2,250,662
Stericycle, Inc.(a)	41,700	2,098,344
Waste Connections, Inc.(a)	131,524	4,904,530

		9,253,536

TOTAL LONG-TERM INVESTMENTS (cost $184,344,772)		196,537,510

SEE NOTES TO FINANCIAL STATEMENTS.

B47

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS — 9.1%
REPURCHASE AGREEMENT
State Street Bank & Trust Co. Repurchase Agreement, 2.50%, 7/1/05 (cost $19,687,896)(b)	$19,688	$19,687,896

TOTAL INVESTMENTS — 99.9% (cost $204,032,668; Note 6)		216,225,406
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		109,734

NET ASSETS — 100.0%		$216,335,140

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $19,689,264 due 07/01/2005. The value of the collateral including accrued interest was $20,165,709. Collateralized by United States Treasury or federal agent obligations.

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Medical Products	12.5%
Repurchase Agreement	9.1%
Retail	8.5%
Financial Services	5.2%
Transportation Services	5.1%
Computer Software & Services	4.9%
Waste Management	4.3%
Health Services	4.1%
Insurance	3.4%
Media	3.4%
Oil & Gas Exploration & Production	3.3%
Commercial Services & Supplies	2.7%
Electronic Components	2.6%
Machinery	2.6%
Oil & Gas Equipment & Services	2.5%
Telecommunication Equipment	2.3%
Metals & Mining	2.2%
Semiconductor Equipment	2.1%
Diversified Manufacturing Operations	2.0%
Gaming	2.0%
Internet Services	1.4%
Leisure	1.4%
Networking	1.4%
Auto – Cars & Trucks	1.3%
Consumer Products & Services	1.3%
Publishing	1.2%
Textiles	1.2%
Agricultural Products & Services	1.0%
Chemicals	1.0%
Banking	0.8%
Construction	0.8%
Distribution/Wholesalers	0.8%
Consulting	0.4%
Foods	0.4%
Instrument – Controls	0.3%
Mineral Resources	0.2%
Energy	0.1%
Schools	0.1%

99.9%
Other assets in excess of liabilities	0.1%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B48

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%		Value (Note 2)
COMMON STOCKS	Shares
Biotechnology — 5.8%
Genentech, Inc.(a)	48,900	$3,925,692

Building/Construction — 1.9%
Pulte Homes, Inc.	15,200	1,280,600

Capital Markets — 5.4%
Charles Schwab Corp. (The)	114,000	1,285,920
Franklin Resources, Inc.	10,700	823,686
Merrill Lynch & Co., Inc.	28,700	1,578,787

		3,688,393

Communications Equipment — 4.1%
Juniper Networks, Inc.(a)	47,300	1,191,014
QUALCOMM, Inc.	48,000	1,584,480

		2,775,494

Computers & Peripherals — 5.1%
Apple Computer, Inc.(a)	55,500	2,042,955
Dell, Inc.(a)	35,000	1,382,850

		3,425,805

Consumer Finance — 2.7%
American Express Co.	34,200	1,820,466

Cosmetics & Toiletries — 1.2%
Avon Products, Inc.(a)	22,200	840,270

Diversified Financial Services — 1.0%
Citigroup, Inc.	15,250	705,008

Electronic Equipment & Instruments — 1.4%
Broadcom Corp.(a)	26,700	948,117

Food & Staples Retailing — 2.7%
Whole Foods Market, Inc.	15,300	1,809,990

Health Care Equipment & Supplies — 4.4%
St. Jude Medical, Inc.(a)	36,500	1,591,765
Zimmer Holdings, Inc.(a)	18,150	1,382,485

		2,974,250

Health Care Providers & Services — 6.9%
Caremark Rx, Inc.(a)	32,700	1,455,804
UnitedHealth Group, Inc.	61,300	3,196,182

		4,651,986

Hotels, Restaurants & Leisure — 1.7%
Starbucks Corp.(a)	22,900	1,183,014

Industrial Conglomerates — 5.6%
General Electric Co.	108,800	3,769,920

Insurance — 1.6%
American International Group, Inc.	19,100	1,109,710

Internet & Catalog Retail — 1.7%
eBay, Inc.(a)	34,350	1,133,894

Internet Software & Services — 10.6%
Google, Inc. (Class “A” Stock)(a)	14,150	4,162,222
Yahoo!, Inc.(a)	87,800	3,042,270

		7,204,492

Media — 1.8%
E.W. Scripps Co. (Class “A” Stock)	25,400	1,239,520

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Multiline Retail — 8.1%
Federated Department Stores, Inc.	29,100	$2,132,448
Target Corp.	62,100	3,378,861

		5,511,309

Oil & Gas Drilling — 2.7%
Nabors Industries, Ltd. (Barbados)(a)	30,000	1,818,600

Personal Products — 2.7%
Estee Lauder Cos, Inc. (The) (Class “A” Stock)	46,100	1,803,893

Pharmaceuticals — 5.3%
Alcon, Inc.	10,900	1,191,915
Roche Holdings, Ltd. (ADR) (Switzerland)	26,000	1,645,930
Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)	23,300	725,562

		3,563,407

Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	78,400	2,043,104
Texas Instruments, Inc.	45,800	1,285,606

		3,328,710

Software — 7.1%
Adobe Systems, Inc.	60,300	1,725,786
Electronic Arts, Inc.(a)	54,300	3,073,923

		4,799,709

Specialty Retail — 2.1%
Lowe’s Cos., Inc.	24,950	1,452,589

TOTAL LONG-TERM INVESTMENTS (cost $59,946,701)		66,764,838

SHORT-TERM INVESTMENTS — 1.6%
Mutual Fund — 1.3%
Dryden Core Investment Fund — Taxable Money Market Series (cost $872,199)(c)	872,199	872,199

Repurchase Agreement — 0.3%	Principal Amount (000)
State Street Bank & Trust Co., 2.50%, 7/1/05(b) (cost $169,602)	170	169,602

TOTAL SHORT-TERM INVESTMENTS (cost $1,041,801)		1,041,801

TOTAL INVESTMENTS — 100.1% (cost $60,988,502; Note 6)		67,806,639
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(45,410)

NET ASSETS — 100.0%		$67,761,229

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $169,613 due 7/1/05. The value of the collateral including accrued interest was $176,144. Collateralized by United States Treasury or Federal Agency obligations.

(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B49

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The Industry classification of portfolio holdings and liabiliites in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Internet Software & Services	10.6%
Multiline Retail	8.1%
Software	7.1%
Health Care Providers & Services	6.9%
Biotechnology	5.8%
Industrial Conglomerates	5.6%
Capital Markets	5.4%
Pharmaceuticals	5.3%
Computers & Peripherals	5.1%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Equipment & Supplies	4.4%
Communications Equipment	4.1%
Consumer Finance	2.7%
Oil & Gas Drilling	2.7%
Food & Staples Retailing	2.7%
Personal Products	2.7%
Specialty Retail	2.1%
Building/Construction	1.9%
Media	1.8%
Hotels, Restaurants & Leisure	1.7%
Internet & Catalog Retail	1.7%
Insurance	1.6%
Electronic Equipment & Instruments	1.4%
Money Market Mutual Fund	1.3%
Cosmetics & Toiletries	1.2%
Diversified Financial Services	1.0%
Repurchase Agreement	0.3%

100.1%
Liabilities in excess of other assets	(0.1)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B50

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 97.8%		Value (Note 2)
COMMON STOCKS — 94.7%	Shares
Australia — 4.1%
BHP Billiton Ltd.	312,300	$4,264,696
Macquarie Bank Ltd.	214,100	9,703,834
Toll Holdings Ltd.	334,500	3,316,171

		17,284,701

Austria — 1.0%
Erste Bank der Oesterreichischen Sparkassen AG	82,450	4,120,165

Canada — 4.6%
Canadian National Railway Co.	90,350	5,212,160
Manulife Financial Corp.	200,100	9,555,869
Research In Motion Ltd.(a)	32,150	2,366,116
Shoppers Drug Mart Corp.	63,900	2,216,577

		19,350,722

China — 0.7%
CNOOC Ltd.	4,667,000	2,751,017

Finland — 2.0%
Nokia Oyj, ADR	496,500	8,321,625

France — 10.6%
BNP Paribas SA(a)	152,800	10,436,177
Essilor International SA	57,000	3,887,544
Hermes International	28,800	5,804,309
JC Decaux SA(a)	148,400	3,754,445
Sanofi-Synthelabo SA	186,000	15,232,969
Vinci SA(a)	69,000	5,734,149

		44,849,593

Germany — 10.5%
Celesio AG	101,540	7,966,515
Continental AG	107,500	7,708,081
E.ON AG(a)	126,700	11,247,543
Qiagen NV(a)	177,900	2,067,829
SAP AG(a)	88,200	15,258,622

		44,248,590

Greece — 2.2%
Coco-Cola Hellenic Bottling Co. SA	60,000	1,631,418
EFG Eurobank Ergasias	125,970	3,866,101
National Bank Of Greece SA	115,040	3,928,917

		9,426,436

Hong Kong — 2.5%
Esprit Holdings Ltd.	691,800	4,988,581
Techtronic Industries Co. Ltd.	2,190,800	5,507,546

		10,496,127

India — 2.0%
HDFC Bank Ltd., ADR	55,600	2,585,956
Infosys Technologies Ltd., ADR	74,300	5,756,021

		8,341,977

Ireland — 0.9%
Anglo Irish Bank Corp. PLC	314,600	3,894,739

Japan — 16.6%
ASKUL Corp.	25,500	1,491,042
Canon, Inc.	235,700	12,354,101
Chiyoda Corp.	227,000	2,799,424

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Japan (cont’d.)
Denso Corp.	325,900	$7,400,135
Hoya Corp.	49,600	5,698,396
Keyence Corp.	20,000	4,458,558
Nidec Corp.	34,300	3,615,628
Nitto Denko Corp., ADR	55,400	3,156,613
ORIX Corp.	64,300	9,601,254
Sharp Corp.	818,800	12,740,646
Shinsei Bank Ltd.	714,000	3,831,907
Yamada Denki Co. Ltd.	54,500	3,129,638

		70,277,342

Mexico — 2.2%
America Movil SA de CV, Ser. L	1,531,700	4,563,475
Wal-Mart de Mexico SA de CV, Ser. V	1,170,400	4,756,829

		9,320,304

Norway — 2.2%
Statoil ASA	457,400	9,312,898

South Africa — 2.1%
Sasol	170,800	4,620,630
Standard Bank Group Ltd.	423,393	4,103,344

		8,723,974

South Korea — 2.3%
Kookmin Bank, GDR(c)	51,900	2,342,319
Samsung Electronics Co. Ltd.	15,800	7,482,806

		9,825,125

Spain — 1.9%
Grupo Ferrovial SA	36,700	2,361,446
Industria de Diseno Textil, S.A.	222,819	5,725,500

		8,086,946

Sweden — 0.7%
Capio AB(a)	69,000	1,014,769
Scania AB (Class “A” Stock)(a)	55,300	2,038,749

		3,053,518

Switzerland — 9.3%
Nobel Biocare Holding AG	10,050	2,035,418
Roche Holding AG, ADR(c)	134,500	16,970,812
SGS Societe Generale Surveillance(a)	4,250	2,912,422
Synthes, Inc.	62,400	6,838,408
UBS AG	133,620	10,416,365

		39,173,425

Taiwan — 3.6%
Hon Hai Precision Industry Co. Ltd.	1,795,000	9,304,043
MediaTek Inc.(a)	707,000	6,105,039

		15,409,082

United Kingdom — 12.7%
BG Group PLC	2,018,375	16,570,906
Capital Group PLC	746,300	4,906,969
Carnival PLC	135,490	7,682,187
Man Group PLC	73,450	1,897,694
Next PLC	141,200	3,805,523
Reckitt Benckiser PLC	231,800	6,809,132

SEE NOTES TO FINANCIAL STATEMENTS.

B51

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
United Kingdom (cont’d.)
SABMiller PLC	38,000	$592,037
Tesco PLC	2,022,900	11,524,523

		53,788,971

TOTAL COMMON STOCKS
(cost $360,053,586)		400,057,277

PREFERRED STOCKS — 3.1%
Brazil
Banco Itau Holding Financeira SA(a)	22,739	4,206,959
Petrol Brasileiros	188,600	8,666,715

TOTAL PREFERRED STOCKS
(cost $10,296,260)		12,873,674

TOTAL LONG-TERM INVESTMENTS
(cost $370,349,846)		412,930,951

SHORT-TERM INVESTMENTS — 4.4%
Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series(b) (cost $18,713,394)	18,713,394	18,713,394

TOTAL INVESTMENTS(d) — 102.2%
(cost $389,063,240; Note 6)		431,644,345
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(9,278,580)

TOTAL NET ASSETS — 100.0%		$422,365,765

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investment LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(d)	As of June 30, 2005, 57 securities representing $352,683,900 and 87.6% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Board of Trustees.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Banks	14.4%
Oil & Gas	10.0%
Pharmaceuticals	7.7%
Electronic Equipment & Instruments	5.5%
Money Market Mutual Fund	4.4%
Diversified Financials	3.8%
Software	3.7%
Auto Components	3.6%
Health Care Equipment & Supplies	3.6%
Specialty Retail	3.3%
Food & Drug Retailing	3.3%
Semiconductor Equipment & Products	3.3%
Household Durables	3.1%
Office Electronics	3.0%
Electric Utilities	2.7%
Construction & Engineering	2.6%
Insurance	2.3%
Health Care Providers & Services	2.2%
Multiline Retail	2.1%
Commercial Services & Supplies	1.9%
Hotel Restaurant & Leisures	1.9%
Household Products	1.7%
Textiles & Apparel	1.4%
IT Consulting & Services	1.4%
Machinery	1.4%
Road & Rail	1.3%
Wireless Telecommunication Services	1.1%
Metals & Mining	1.1%
Media	1.0%
Air Freight & Couriers	0.9%
Electrical Equipment	0.8%
Communications Equipment	0.6%
Food Products	0.5%
Internet & Catalog Retails	0.4%
Beverages	0.2%

102.2%
Liabilities in excess of other assets	(2.2)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of thirty-three Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to seventeen Portfolios: SP Aggressive Growth Asset Allocation Portfolio, SP AIM Core Equity Portfolio, SP AllianceBernstein Large Cap Growth Portfolio (formerly SP Alliance Large Cap Growth Portfolio), SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Goldman Sachs Small Cap Value Portfolio, SP Growth Asset Allocation Portfolio, SP Large Cap Value Portfolio, SP LSV International Value Portfolio, SP Mid-Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small Cap Growth Portfolio (formerly SP State Street Research Small Cap Growth Portfolio), SP Strategic Partners Focused Growth Portfolio and Sp William Blair International Growth Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

SP Aggressive Growth Asset Allocation Portfolio:    Capital appreciation by investing primarily in large cap equity portfolios, international portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP AIM Core Equity Portfolio:    Growth of capital with a secondary objective of current income by investing primarily in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the Portfolio managers believe have the potential for above-average growth in earnings and dividends.

SP AllianceBernstein Large Cap Growth Portfolio:    Growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in stocks of companies considered to have large capitalizations.

SP Balanced Asset Allocation Portfolio:    Provide a balance between current income and growth of capital by investing in fixed income portfolios, large cap equity portfolios, small/mid cap equity portfolios, and international equity Portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP Conservative Asset Allocation Portfolio:    Provide current income with low to moderate capital appreciation by investing in fixed income portfolios, large cap equity portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP Davis Value Portfolio:    Capital growth through investments primarily in common stock of U.S. companies with market capitalization of at least $5 billion.

SP Goldman Sachs Small Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with small to medium market capitalization.

SP Growth Asset Allocation Portfolio:    Provide long-term growth of capital with consideration also given to current income by investing in large-cap equity portfolios, fixed income portfolios, international equity portfolios and small/mid-cap equity portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP Large Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with large market capitalization (those with market capitalizations similar to companies in the Standard & Poor’s 500 Composite Index or the Russell 100 Index).

SP LSV International Value Portfolio:    Long-term capital appreciation by investing primarily in the stocks and other equity securities of companies in developed countries outside the United States.

SP Mid-Cap Growth Portfolio:    Long-term growth of capital by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

SP PIMCO High Yield Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of high yield/high risk securities rated

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below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by Pacific Investment Management Company (“PIMCO”) to be of comparable quality.

SP PIMCO Total Return Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of fixed income instruments of varying maturities.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation by investing primarily in equity securities of small and medium-sized U.S. companies that the Portfolio manager believes have the potential for above-average growth.

SP Small Cap Growth Portfolio:    Long-term capital growth by investing mostly in small-capitalization companies which are included in the Russell 2000 Growth Index at the time of purchase, or if not with market capitalizations under $2.5 billion.

SP Strategic Partners Focused Growth Portfolio:    Long-term capital growth by investing primarily in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.

SP William Blair International Growth Portfolio:    Long-term growth of capital by investing primarily in equity-related securities of foreign issuers.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2005, the SP AIM Core Equity Portfolio, SP Davis Value Portfolio, SP LSV International Value Portfolio and SP William Blair International Growth Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

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The SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio at June 30, 2005 include registration rights, under which the Portfolios may demand registration by the issuer, of which the Portfolio may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such

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borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Loan Participations:    The SP PIMCO High Yield Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options is included in net realized gains (losses) on investment transactions. Gains (losses) on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swaps:    Certain portfolios of the Series Fund may enter into swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolios enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (Market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in

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exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gains (losses) are realized on the termination date of the swap and are equal to the difference between a Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolios may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level. The only expense charged to SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Allocation Portfolio is a management fee. All other expenses attributable to these Portfolios are borne by PI, the Portfolios’ investment advisor (see Note 3).

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The SP PIMCO High Yield and SP PIMCO Total Return Portfolios will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. All other Portfolios will declare and distribute

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dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), AIM Capital Management, Inc. (“AIM”), Alliance Capital Management, LP (“AllianceBernstein”), Davis Selected Advisers, LP (“Davis”), Calamos Investments (“Calamos”), Deutsche Asset Management, Inc. (“Deutsche”), Hotchkis and Wiley Capital Management LLC (“Hotchkis and Wiley”), Goldman Sachs Asset Management, L.P. (“GSAM”), J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), LSV Asset Management (“LSV”), Neuberger Berman Management, Inc. (“Neuberger Berman”), William Blair & Company LLC (“William Blair”), Eagle Asset Management (“Eagle”) and Pacific Investment Management Company LLC (“PIMCO”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
SP Aggressive Growth Asset Allocation Portfolio	0.05%	0.05%
SP AIM Core Equity Portfolio	0.85	0.85
SP AllianceBernstein Large Cap Growth Portfolio	0.90	0.90
SP Balanced Asset Allocation Portfolio	0.05	0.05
SP Conservative Asset Allocation Portfolio	0.05	0.05
SP Davis Value Portfolio	0.75	0.75
SP Goldman Sachs Small Cap Value Portfolio	0.90	0.90
SP Growth Asset Allocation Portfolio	0.05	0.05
SP Large Cap Value Portfolio	0.80	0.80
SP LSV International Value Portfolio	0.90	0.90
SP Mid-Cap Growth Portfolio	0.80	0.80
SP PIMCO High Yield Portfolio	0.60	0.60
SP PIMCO Total Return Portfolio	0.60	0.60
SP Prudential U.S. Emerging Growth Portfolio	0.60	0.60
SP Small Cap Growth Portfolio	0.95	0.95
SP Strategic Partners Focused Growth Portfolio	0.90	0.90
SP William Blair International Growth Portfolio	0.85	0.85

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The Subadvisers provide investment advisory services to the Portfolios as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
SP AIM Core Equity Portfolio	AIM
SP AllianceBernstein Large Cap Growth Portfolio	AllianceBernstein
SP Davis Value Portfolio	Davis
SP Goldman Sachs Small Cap Value Portfolio	GSAM
SP Large Cap Value Portfolio	Hotchkis and Wiley, J.P. Morgan
SP LSV International Value Portfolio	LSV
SP Mid-Cap Growth Portfolio	Calamos
SP PIMCO High Yield Portfolio	PIMCO
SP PIMCO Total Return Portfolio	PIMCO
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small Cap Growth Portfolio (a)	Neuberger Berman, Eagle
SP Strategic Partners Focused Growth Portfolio	AllianceBerstein, Jennison
SP William Blair International Growth Portfolio	William Blair

(a)	Effective April 29, 2005, SP Small Cap Growth Portfolio is managed by Neuberger Berman and Eagle replacing State Street Research. This was approved by the Series Fund’s Board of Directors on January 24, 2005.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each Portfolio (other than the SP Aggressive Growth Asset Allocation, SP Balanced Asset Allocation, SP Conservative Asset Allocation and SP Growth Asset Allocation Portfolios) the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense limit		Class II Expense limit
SP AIM Core Equity Portfolio	1.00%		N/A
SP AllianceBernstein Large Cap Growth Portfolio	1.10	*	N/A
SP Davis Value Portfolio	0.83		N/A
SP Goldman Sachs Small Cap Value Portfolio	1.05		N/A
SP Large Cap Value Portfolio	0.90		N/A
SP LSV International Value Portfolio	1.10	*	N/A
SP Mid-Cap Growth Portfolio	1.00		N/A
SP PIMCO High Yield Portfolio	0.82		N/A
SP PIMCO Total Return Portfolio	0.76		N/A
SP Prudential U.S. Emerging Growth Portfolio	0.90		1.30%
SP Small Cap Growth Portfolio	1.15		N/A
SP Strategic Partners Focused Growth Portfolio	1.01	**	1.41
SP William Blair International Growth Portfolio	1.24		1.64

N/A – Not applicable – Portfolio does not currently have Class II shares.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

*	Effective July 1, 2005, for SP AllianceBernstein Large Cap Growth Portfolio and SP LSV International Value Portfolio, PI has voluntarily agreed to waive a portion of its management fee, and if necessary, reimburse the portfolios an amount equal to the amount of ordinary operating expenses (excluding interest, taxes and brokerage commissions) that exceed 1.02% and 1.10% respectively.
**	Effective July 1, 2005, the expense limitation for SP Strategic Partners Focused Growth Portfolio is 1.25% for Class I and 1.65% for Class II.

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Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expense paid to nonaffiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s securities lending agent. For the six months ended June 30, 2005, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
SP Prudential U.S. Emerging Growth Portfolio	$19,214

For the six months ended June 30, 2005, Prudential Equity Group, LLC, an indirect wholly-owned subsidiary of Prudential, Wachovia Securities, LLC and First Clearing, LLC, affiliates of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group	Wachovia	First Clearing
SP AIM Core Equity Portfolio	—	$157	—
SP Goldman Sachs Small Cap Value Portfolio	—	15	—
SP Large Cap Value Portfolio	$884	276	$120
SP Mid Cap Growth Portfolio	150	168	—
SP Small Cap Growth Portfolio	1,929	3,415	—
SP Strategic Partners Focused Growth Portfolio	99	637	—
SP Prudential U.S. Emerging Growth Portfolio	2,035	—	—

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2005, the following Portfolios earned income from the Series by investing their excess cash and collateral from securities lending. See Note 2 relating to Securities Lending:

Portfolio	Excess Cash Investment	Securities Lending Cash Collateral Investment
SP Strategic Partners Focused Growth Portfolio	$18,741	—
SP Prudential U.S. Emerging Growth Portfolio	81,284	$62,935

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2005 were as follows:

Cost of Purchases:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$28,744,587
SP AIM Core Equity Portfolio	12,362,931
SP AllianceBernstein Large Cap Growth Portfolio	25,257,729
SP Balanced Asset Allocation Portfolio	245,177,387
SP Conservative Asset Allocation Portfolio	102,260,505
SP Davis Value Portfolio	26,336,758
SP Goldman Sachs Small Cap Value Portfolio	145,407,862
SP Growth Asset Allocation Portfolio	225,062,805
SP Large Cap Value Portfolio	294,716,423
SP LSV International Value Portfolio	53,706,299
SP Mid-Cap Growth Portfolio	67,875,361
SP PIMCO High Yield Portfolio	116,753,957
SP PIMCO Total Return Portfolio	251,305,152
SP Prudential U.S. Emerging Growth Portfolio	147,891,117
SP Small Cap Growth Portfolio	189,588,035
SP Strategic Partners Focused Growth Portfolio	42,023,249
SP William Blair International Growth Portfolio	198,464,761

C8

Proceeds from Sales:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$6,790,734
SP AIM Core Equity Portfolio	10,435,757
SP AllianceBernstein Large Cap Growth Portfolio	25,556,145
SP Balanced Asset Allocation Portfolio	33,420,969
SP Conservative Asset Allocation Portfolio	19,123,901
SP Davis Value Portfolio	6,475,674
SP Goldman Sachs Small Cap Value Portfolio	96,235,475
SP Growth Asset Allocation Portfolio	21,788,616
SP Large Cap Value Portfolio	178,007,666
SP LSV International Value Portfolio	8,338,407
SP Mid-Cap Growth Portfolio	59,966,367
SP PIMCO High Yield Portfolio	65,517,063
SP PIMCO Total Return Portfolio	207,068,488
SP Prudential U.S. Emerging Growth Portfolio	117,070,144
SP Small Cap Growth Portfolio	170,459,128
SP Strategic Partners Focused Growth Portfolio	36,349,564
SP William Blair International Growth Portfolio	147,305,466

The SP PIMCO High Yield, SP PIMCO Total Return and the SP Prudential U.S. Emerging Growth Portfolios’ written options activity for the six months ended June 30, 2005 was as follows:

SP PIMCO High Yield Portfolio	Contracts	Premiums
Balance as of December 31, 2004	—	$—
Options written	602	182,999
Options expired	(326)	(118,346)

Balance as of June 30, 2005	276	$64,653

SP PIMCO Total Return Portfolio	Contracts/ Notional (000)	Premiums
Balance as of December 31, 2004	213,336	$4,600,694
Options written	1,160	425,967
Options terminated in closing purchase transactions	(122)	(58,636)
Options expired	(25,374)	(1,330,795)

Balance as of June 30, 2005	189,000	$3,637,230

SP Prudential U.S. Emerging Growth Portfolio	Contracts	Premiums
Balance as of December 31, 2004	233	$38,320
Options written	810	81,558
Options terminated in closing purchase transactions	(215)	(21,130)
Options assigned	(113)	(24,040)
Options expired	(158)	(20,625)

Balance as of June 30, 2005	557	$54,083

C9

Note 6:	Tax Information

For federal income tax purposes, the following portfolios had approximate capital loss carryforwards as of December 31, 2004:

Portfolio	Approximate Capital Loss Carryforward(a)	Expiration
		2009	2010	2011
SP AIM Core Equity Portfolio	$316,000	—	$311,000	$5,000
SP AllianceBernstein Large Cap Growth Portfolio	1,099,000	—	—	1,099,000
SP Mid-Cap Growth Portfolio	5,310,000	—	5,310,000	—
SP Small Cap Growth Portfolio	17,680,000	$506,000	2,530,000	14,644,000
SP Strategic Partners Focused Growth Portfolio	3,533,000	1,008,000	2,207,000	318,000

(a)	Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.

The following Portfolios have elected to treat post-October losses incurred in the period November 1, 2004 through December 31, 2004 as being incurred in the current fiscal year:

Portfolio	Approximate Post October Losses
	Currency	Capital
SP AllianceBernstein Large Cap Growth Portfolio	—	$1,090,000
SP Davis Value Portfolio	—	759,000
SP LSV International Value Portfolio	$93,600	—
SP PIMCO High Yield Portfolio	55,000	645,000
SP PIMCO Total Return Portfolio	—	2,175,000
SP Prudential U.S. Emerging Growth Portfolio	35	—

The United States federal income tax basis and unrealized appreciation (depreciation) of the Series Fund’s investments as of June 30, 2005 were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation/ (Depreciation)
SP Aggressive Growth Asset Allocation Portfolio	$144,714,739	$9,889,400	$160,610	$9,728,790
SP AIM Core Equity Portfolio	32,923,566	1,370,259	933,922	436,337
SP AllianceBernstein Large Cap Growth Portfolio	58,831,862	7,500,417	1,461,536	6,038,881
SP Balanced Asset Allocation Portfolio	980,297,164	49,029,294	857,317	48,171,977
SP Conservative Asset Allocation Portfolio	517,584,862	16,147,219	483,002	15,664,217
SP Davis Value Portfolio	242,387,994	54,196,052	4,243,865	49,952,187
SP Goldman Sachs Small Cap Value Portfolio	408,515,374	51,449,657	20,610,336	30,839,321
SP Growth Asset Allocation Portfolio	801,208,403	48,499,820	776,117	47,723,703
SP Large Cap Value Portfolio	676,717,658	69,408,166	13,812,431	55,595,735
SP LSV International Value Portfolio	266,789,831	20,354,653	5,348,770	15,005,883
SP Mid-Cap Growth Portfolio	126,877,124	18,470,384	3,065,740	15,404,644
SP PIMCO High Yield Portfolio	339,381,053	11,232,043	2,409,318	8,822,725
SP PIMCO Total Return Portfolio	1,505,824,335	17,026,892	4,593,499	12,433,393
SP Prudential U.S. Emerging Growth Portfolio	188,813,264	17,143,994	2,891,204	14,252,790
SP Small Cap Growth Portfolio	206,358,818	12,326,957	2,460,369	9,866,588
SP Strategic Partners Focused Growth Portfolio	61,154,658	7,541,362	889,381	6,651,981
SP William Blair International Growth Portfolio	390,548,910	47,076,093	5,980,658	41,095,435

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investments companies.

C10

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2005, the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP William Blair International Growth Portfolios have Class II shares outstanding.

Transactions in shares of common stock of the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP William Blair International Growth Portfolios were as follows:

SP Prudential U.S. Emerging Growth Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	2,024,346	$14,501,797
Capital stock issued in connection with the merger	4,037,693	24,736,435
Capital stock issued in reinvestment of dividends and distributions	3,416,212	22,102,890
Capital stock repurchased	(1,420,425)	(9,777,790)

Net increase (decrease) in shares outstanding	8,057,826	$51,563,332

Year ended December 31, 2004:
Capital stock sold	11,300,085	$79,116,525
Capital stock issued in reinvestment of dividends and distributions	8,317	56,557
Capital stock repurchased	(20,985,809)	(147,456,481)

Net increase (decrease) in shares outstanding	(9,677,407)	$(68,283,399)

Class II
Six months ended June 30, 2005:
Capital stock sold	— (a)	$3
Capital stock issued in reinvestment of dividends and distributions	9,053	57,580
Capital stock repurchased	(3,291)	(25,009)

Net increase (decrease) in shares outstanding	5,762	$32,574

Year ended December 31, 2004:
Capital stock sold	1,465	$10,369
Capital stock issued in reinvestment of dividends and distributions	14	96
Capital stock repurchased	(7,916)	(55,951)

Net increase (decrease) in shares outstanding	(6,437)	$(45,486)

(a)	Less than 0.5 shares

C11

SP Strategic Partners Focused Growth Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	634,468	$4,251,639
Capital stock repurchased	(404,900)	(2,731,876)

Net increase (decrease) in shares outstanding	229,568	$1,519,763

Year ended December 31, 2004:
Capital stock sold	1,654,780	$10,560,311
Capital stock repurchased	(769,923)	(4,935,347)

Net increase (decrease) in shares outstanding	884,857	$5,624,964

Class II
Six months ended June 30, 2005:
Capital stock sold	1,687,317	$11,063,028
Capital stock repurchased	(1,067,655)	(6,889,624)

Net increase (decrease) in shares outstanding	619,662	$4,173,404

Year ended December 31, 2004:
Capital stock sold	2,799,160	$17,643,912
Capital stock repurchased	(416,330)	(2,590,442)

Net increase (decrease) in shares outstanding	2,382,830	$15,053,470

SP William Blair International Growth Portfolio:
Class I
Six months ended June 30, 2005:
Capital stock sold	9,595,436	$62,601,424
Capital stock issued in reinvestment of dividends and distributions	2,198,192	14,002,490
Capital stock repurchased	(2,385,624)	(15,506,390)

Net increase (decrease) in shares outstanding	9,408,004	$61,097,524

Year ended December 31, 2004:
Capital stock sold	24,201,018	$148,084,849
Capital stock issued in reinvestment of dividends and distributions	44,253	268,170
Capital stock repurchased	(5,845,906)	(35,656,506)

Net increase (decrease) in shares outstanding	18,399,365	$112,696,513

Class II
Six months ended June 30, 2005:
Capital stock sold	2,622,908	$17,161,395
Capital stock issued in reinvestment of dividends and distributions	1,050,859	6,620,409
Capital stock repurchased	(4,018,936)	(25,915,168)

Net increase (decrease) in shares outstanding	(345,169)	$(2,133,364)

Year ended December 31, 2004:
Capital stock sold	17,228,253	$103,821,726
Capital stock repurchased	(16,197,374)	(97,310,208)

Net increase (decrease) in shares outstanding	1,030,879	$6,511,518

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005.

C12

The following Portfolios utilized the line of credit during the six months ended June 30, 2005. The average balance is for the number of days the Portfolios had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
SP Alliance Bernstein Large Cap Growth Portfolio	$404,000	10	3.30%
SP Strategic Partners Focused Growth Portfolio	$465,000	15	3.17%

Note 9:	Reorganization

On November 18, 2004, the Board of Directors of the Series Fund approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the SP MFS Capital Opportunities Portfolio, SP AIM Aggressive Growth Portfolio and SP Technology Portfolio to the Equity Portfolio, SP Mid Cap Growth Portfolio and SP Prudential U.S. Emerging Growth Portfolio, respectively, and the assumption of its liabilities.

Shareholders approved the Plan at a meeting on April 19, 2005 and the reorganization took place on April 29, 2005. The acquisition was accomplished by a tax-free exchange of the following shares:

	Shares
Merged Funds
SP AIM Aggressive Growth Portfolio	5,202,111
SP Technology Portfolio	5,782,958

Acquiring Funds	Shares Issued	Total Net Assets Acquired
SP Mid Cap Growth Portfolio	5,202,111	$31,565,347
SP Prudential U.S. Emerging Growth Portfolio	4,037,693	24,736,435

The aggregate net assets and unrealized appreciation of the Merged and Acquiring Portfolios immediately before the merger and the amount of the capital loss carryforward of the merged Portfolios (subject to future utilization by the acquiring Portfolio) were as follows:

	Total Net Assets	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward*
Merged Funds
SP AIM Aggressive Growth Portfolio	$31,565,347	$(1,566,136)	—
SP Technology Portfolio	24,736,435	(526,194)	$3,799,000

Acquiring Funds
SP Mid Cap Growth Portfolio	$99,493,371
SP Prudential U.S. Emerging Growth Portfolio	122,565,841

*	The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 10:	Ownership

As of June 30, 2005, all of Class I shares of each Portfolio were owned of record by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

C13

Financial Highlights

(Unaudited)

	SP Aggressive Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.98		$7.83	$5.90	$7.58	$9.33	$10.00

Income From Investment Operations:
Net investment income	0.20		0.02	0.01	— (e)	0.02	0.01
Net realized and unrealized gains (losses) on investments	(0.16)		1.13	1.92	(1.68)	(1.69)	(0.67)

Total from investment operations	0.04		1.15	1.93	(1.68)	(1.67)	(0.66)

Less Distributions:
Dividends from net investment income	(0.02)		— (e)	— (e)	—	(0.02)	(0.01)
Distributions from net realized gains	(0.35)		—	—	—	(0.06)	—

Total distributions	(0.37)		—	—	—	(0.08)	(0.01)

Net Asset Value, end of period	$8.65		$8.98	$7.83	$5.90	$7.58	$9.33

Total Investment Return(b)	0.60%		14.76%	32.77%	(22.16)%	(17.92)%	(6.65)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$154.4		$136.9	$60.6	$15.1	$7.5	$2.1
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05%	0.05%	0.05	%(c)
Net investment income	5.02	%(c)	0.27%	0.16%	0.06%	0.39%	0.36	%(c)
Portfolio turnover rate	5	%(d)	60%	22%	26%	62%	6	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for years of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

	SP AIM Core Equity Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.36		$6.80	$5.52	$6.51	$8.41	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.08	0.04	0.02	— (f)	0.01
Net realized and unrealized gain (loss) on investments	(0.10)		0.51	1.26	(1.01)	(1.90)	(1.59)

Total from investment operations	(0.06)		0.59	1.30	(0.99)	(1.90)	(1.58)

Less Dividends:
Dividends from net investment income	(0.08)		(0.03)	(0.02)	—	—	(0.01)

Net Asset Value, end of period	$7.22		$7.36	$6.80	$5.52	$6.51	$8.41

Total Investment Return(b)	(0.86)%		8.79%	23.69%	(15.21)%	(22.68)%	(15.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$33.6		$31.8	$22.8	$13.9	$10.2	$4.3
Ratios to average net assets(d):
Expenses	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00	%(c)
Net investment income (loss)	1.09	%(c)	1.27%	0.70%	0.45%	(0.02)%	0.26	%(c)
Portfolio turnover rate	36	%(e)	68%	37%	116%	65%	15	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.32% and 0.76%, respectively, for the six months ended June 30, 2005, 1.48% and 0.79%, respectively, for the year ended December 31, 2004, and 1.72% and (0.02)%, respectively for the year ended December 31, 2003, 1.79% and (0.34)%, respectively, for the year ended December 31, 2002, 2.55% and (1.57)%, respectively for the year ended December 31, 2001 and 5.53% and (4.27)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	SP Alliance Bernstein Large Cap Growth Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,						September 22, 2000(a) through December 31, 2000
			2004	2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.61		$6.23	$5.03	$7.31		$8.55		$10.00

Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	0.00 (f)	(0.01)		(0.01)		0.01
Net realized and unrealized gains (losses) on investments	(0.04)		0.39	1.20	(2.27)		(1.23)		(1.45)

Total from investment operations	(0.05)		0.38	1.20	(2.28)		(1.24)		(1.44)

Less Distributions:
Dividends from net investment income	—		—	—	—		—		(0.01)
Tax return of capital distributions	—		—	—	—		—	(f)	—

Total distributions	—		—	—	—		—	(f)	(0.01)

Net Asset Value, end of period	$6.56		$6.61	$6.23	$5.03		$7.31		$8.55

Total Investment Return(b)	(0.76)%		6.10%	23.86%	(31.19)%		(14.47)%		(14.44)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$64.9		$65.7	$146.5	$57.7		$35.9		$7.1
Ratios to average net assets:
Expenses	1.10	%(c)(d)	1.08%	1.06%	1.10	%(d)	1.10	%(d)	1.10	%(c)(d)
Net investment income (loss)	(0.31	)%(c)(d)	(0.14)%	(0.11)%	(0.27	)%(d)	(0.08	)%(d)	0.44	%(c)(d)
Portfolio turnover rate	40	%(e)	122%	38%	34%		47%		10	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the expense and net investment loss ratios would have been 1.16% and (0.36)%, respectively, for the six months ended June 30, 2005, 1.19% and (0.35)%, respectively, for the year ended December 31, 2002, 1.57% and (0.55)%, respectively, for the year ended December 31, 2001 and 4.26% and (2.72)%, respectively, for the year ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

	SP Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.63		$9.66	$7.96	$9.02	$9.80	$10.00

Income (Loss) from Investment Operations:
Net investment income	0.24		0.09	0.09	0.11	0.14	0.06
Net realized and unrealized gain (loss) on investments	(0.12)		0.97	1.71	(1.16)	(0.73)	(0.20)

Total from investment operations	0.12		1.06	1.80	(1.05)	(0.59)	(0.14)

Less Distributions:
Dividends from net investment income	(0.10)		(0.08)	(0.10)	—	(0.14)	(0.06)
Distributions from net realized gains	(0.37)		(0.01)	—	(0.01)	(0.05)	—

Total distributions	(0.47)		(0.09)	(0.10)	(0.01)	(0.19)	(0.06)

Net asset value, end of period	$10.28		$10.63	$9.66	$7.96	$9.02	$9.80

Total Investment Return(b)	1.30%		11.09%	22.87%	(11.67)%	(5.99)%	(1.42)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,028.4		$837.0	$449.8	$147.3	$66.1	$3.7
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05%	0.05%	0.05	%(c)
Net investment income	5.49	%(c)	1.37%	1.83%	1.96%	3.26%	4.89	%(c)
Portfolio turnover rate	4	%(d)	48%	12%	22%	35%	4	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for years of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	SP Conservative Asset Allocation Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.20		$10.48	$9.16	$9.77	$10.00	$10.00

Income From Investment Operations:
Net investment income	0.27		0.14	0.16	0.16	0.21	0.08
Net realized and unrealized gains (losses) on investments	(0.10)		0.77	1.33	(0.73)	(0.24)	—	(c)

Total from investment operations	0.17		0.91	1.49	(0.57)	(0.03)	0.08

Less Distributions:
Dividends from net investment income	(0.16)		(0.16)	(0.16)	(0.03)	(0.16)	(0.08)
Distributions from net realized gains	(0.39)		(0.03)	(0.01)	(0.01)	(0.04)	—	(c)

Total distributions	(0.55)		(0.19)	(0.17)	(0.04)	(0.20)	(0.08)

Net Asset Value, end of period	$10.82		$11.20	$10.48	$9.16	$9.77	$10.00

Total Investment Return(b)	1.59%		8.89%	16.49%	(5.88)%	(0.23)%	0.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$533.2		$459.9	$281.2	$117.5	$47.9	$1.9
Ratios to average net assets:
Expenses	0.05	%(d)	0.05%	0.05%	0.05%	0.05%	0.05	%(d)
Net investment income	5.73	%(d)	1.86%	2.60%	2.79%	4.76%	8.07	%(d)
Portfolio turnover rate	4	%(e)	47%	22%	25%	29%	4	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

	SP Davis Value Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,						September 22, 2000(a) through December 31, 2000
			2004	2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.98		$9.80	$7.62	$9.04		$10.15		$10.00

Income From Investment Operations:
Net investment income	0.04		0.10	0.05	0.05		0.05		0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	0.05		1.12	2.18	(1.47)		(1.11)		0.15

Total from investment operations	0.09		1.22	2.23	(1.42)		(1.06)		0.17

Less Dividends:
Dividends from net investment income	(0.10)		(0.04)	(0.05)	—	(f)	(0.05)		(0.02)
Distributions from net realized capital gains	(1.11)		—	—	—		—		—

	(1.21)		(0.04)	(0.05)	—		(0.05)		(0.02)

Net Asset Value, end of period	$9.86		$10.98	$9.80	$7.62		$9.04		$10.15

Total Investment Return(b)	1.11%		12.53%	29.40%	(15.70)%		(10.46)%		1.69%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$292.9		$285.5	$391.2	$165.0		$94.4		$12.8
Ratios to average net assets:
Expenses	0.82	%(c)	0.83%	0.82%	0.83	%(e)	0.83	%(e)	0.83	%(c)(e)
Net investment income	0.94	%(c)	0.89%	0.80%	0.82	%(e)	0.64	%(e)	1.48	%(c)(e)
Portfolio turnover rate	2	%(d)	34%	7%	22%		17%		3	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 0.87% and 0.78%, respectively, for the year ended December 31, 2002, 1.03% and 0.43%, respectively, for the year ended December 31, 2001, and 3.16% and (0.85)%, respectively, for the period ended December 31, 2000.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	SP Goldman Sachs Small Cap Value Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,						September 22, 2000(a) through December 31, 2000
			2004	2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.51		$12.88	$9.68	$11.36		$11.13		$10.00

Income From Investment Operations:
Net investment income	0.02		0.08	0.02	0.05		0.08		0.03
Net realized and unrealized gains (losses) on investments	(0.14)		2.57	3.18	(1.68)		0.26		1.10

Total from investment operations	(0.12)		2.65	3.20	(1.63)		0.34		1.13

Less Dividends:
Dividends from net investment income	(0.08)		(0.02)	— (b)	(0.05)		(0.11)		—	(b)
Distributions from net realized gains	(1.75)		— (b)	—	—		—		—

Total distributions	(1.83)		(0.02)	0.00	(0.05)		(0.11)		0.00

Net Asset Value, end of year	$13.56		$15.51	$12.88	$9.68		$11.36		$11.13

Total Investment Return(c)	(.31)%		20.69%	33.11%	(14.38)%		3.11%		11.33%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$437.7		$393.3	$250.6	$99.2		$47.4		$6.1
Ratios to average net assets:
Expenses	0.95	%(d)	0.96%	1.04%	1.05	%(e)	1.05	%(e)	1.05	%(d)(e)
Net investment income	0.40	%(d)	0.69%	0.37%	0.69	%(e)	1.08	%(e)	1.79	%(d)(e)
Portfolio turnover rate	25	%(f)	127%	90%	116%		89%		18	%(f)

(a)	Commencement of operations.

(b)	Less than $0.005 per share.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(d)	Annualized.

(e)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income ratios would have been 1.10% and 0.64%, respectively, for the year ended December 31, 2002, 1.56% and 0.57%, respectively, for the year ended December 31, 2001 and 4.84% and (2.00)%, respectively, for the period ended December 31, 2000.

(f)	Not annualized.

	SP Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2005		Year Ended June 30,				September 22, 2000(a) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.80		$8.71	$6.84	$8.27	$9.52	$10.00

Income (Loss) from Investment Operations:
Net investment income	0.20		0.06	0.04	0.06	0.09	0.03
Net realized and unrealized gains (losses) on investments	(0.12)		1.07	1.88	(1.49)	(1.21)	(0.49)

Total from investment operations	0.08		1.13	1.92	(1.43)	(1.12)	(0.46)

Less Dividends & Distributions:
Dividends from net investment income	(0.06)		(0.04)	(0.05)	—	(0.08)	(0.02)
Distributions from net realized gains	(0.36)		—	—	— (e)	(0.05)	—

Total dividends & distributions	(0.42)		(0.04)	(0.05)	—	(0.13)	(0.02)

Net Asset Value, end of period	$9.46		$9.80	$8.71	$6.84	$8.27	$9.52

Total Investment Return(b)	1.01%		13.05%	28.27%	(17.26)%	(11.77)%	(4.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$848.9		$662.7	$326.7	$96.4	$46.8	$3.9
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05%	0.05%	0.05	%(c)
Net investment income	5.15	%(c)	0.94%	1.10%	1.12%	1.71%	2.95	%(c)
Portfolio turnover rate	3	%(d)	53%	18%	24%	43%	39	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

Financial Highlights

(Unaudited)

	SP Large Cap Value Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,							September 22, 2000(a) through December 31, 2000
			2004	2003		2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.56		$9.90	$7.81		$9.44		$10.44		$10.00

Income From Investment Operations:
Net investment income	0.06		0.16	0.09		0.08		0.09		0.04
Net realized and unrealized gains (losses) on investments	0.22		1.58	2.00		(1.62)		(0.99)		0.44

Total from investment operations	0.28		1.74	2.09		(1.54)		(0.90)		0.48

Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.08)	—		(0.09)		(0.10)		(0.04)
Distributions from net realized gains	(0.30)		—	—		—		—		—
Distributions in excess of net investment income	—		—	—		—		—		—	(e)
Tax Return of Capital	—		—	—		—	(e)	—		—

Total dividends and distributions	(0.40)		(0.08)	—		(0.09)		(0.10)		(0.04)

Net Asset Value, end of period	$11.44		$11.56	$9.90		$7.81		$9.44		$10.44

Total Investment Return(b)	2.52%		17.75%	26.76%		(16.37)%		(8.65)%		4.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$727.7		$601.4	$72.9		$38.3		$23.7		$3.9
Ratios to average net assets:
Expenses	0.83	%(c)	0.86%	0.90	%(d)	0.90	%(d)	0.90	%(d)	0.90	%(c)(d)
Net investment income	1.38	%(c)	1.53%	1.32	%(d)	1.22	%(d)	1.18	%(d)	1.60	%(c)(d)
Portfolio turnover rate	28	%(f)	77%	73%		96%		61%		13	%(f)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.11% and 1.11%, respectively, for the year ended December 31, 2003 and 1.31% and 0.81%, respectively, for the year ended December 31, 2002, 1.98% and 0.10%, respectively, for the year ended December 31, 2001 and 5.47% and (2.97)%, respectively, for the period ended December 31, 2000.

(e)	Less than $0.005 per share.

(f)	Not annualized.

	SP LSV International Value Portfolio
	Six Months Ended June 30, 2005(f)		Year Ended December 31,								September 22, 2000(a) through December 31, 2000
			2004		2003(f)		2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.84		$7.67		$6.08		$7.35		$9.44		$10.00

Income From Investment Operations:
Net investment income	0.13		0.04		0.06		0.04		0.05		0.01
Net realized and unrealized gains (losses) on investments	(0.10)		1.17		1.58		(1.31)		(2.09)		(0.57)

Total from investment operations	0.03		1.21		1.64		(1.27)		(2.04)		(0.56)

Less Dividends:
Dividends from net investment income	(0.04)		(0.04)		(0.05)		—		(0.05)		—
Distributions from net realized gains	(0.83)		—		—		—		—		—

Total distributions	(0.87)		(0.04)		(0.05)		—		(0.05)		—

Net Asset Value, end of period	$8.00		$8.84		$7.67		$6.08		$7.35		$9.44

Total Investment Return(b)	0.24%		15.80%		27.37%		(17.17)%		(22.07)%		(5.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$285.5		$240.7		$119.9		$46.4		$24.7		$7.8
Ratios to average net assets:
Expenses	1.09	%(c)	1.10	%(e)	1.10	%(e)	1.10	%(e)	1.10	%(e)	1.10	%(c)(e)
Net investment income	3.24	%(c)	0.69	%(e)	0.89	%(e)	0.55	%(e)	0.61	%(e)	0.55	%(c)(e)
Portfolio turnover rate	3	%(d)	159%		87%		141%		155%		51	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.23% and 0.55%, respectively, for the year ended December 31, 2004, 1.30% and 0.69%, respectively, for the year ended December 31, 2003, 1.77% and (0.12)%, respectively, for the year ended December 31, 2002, 3.27% and (1.56)%, respectively, for the year ended December 31, 2001, and 4.21% and (2.56)%, respectively, for the period ended December 31, 2000.

(f)	Calculated based upon weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

D5

Financial Highlights

(Unaudited)

	SP Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.85		$5.73	$4.09	$7.62	$9.69	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.03)	(0.02)	(0.02)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	(0.28)		1.15	1.66	(3.51)	(2.01)	(0.25)

Total from investment operations	(0.30)		1.12	1.64	(3.53)	(2.02)	(0.23)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.01)	(0.02)
Distributions from net realized gains	—		—	—	—	(0.04)	(0.06)

Total dividends and distributions	—		—	—	—	(0.05)	(0.08)

Net Asset Value, end of period	$6.55		$6.85	$5.73	$4.09	$7.62	$9.69

Total Investment Return(b)	(4.38)%		19.55%	40.10%	(46.33)%	(20.93)%	(2.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$142.0		$107.5	$58.9	$18.3	$15.9	$5.6
Ratios to average net assets(d):
Expenses	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00	%(c)
Net investment income (loss)	(0.59	)%(c)	(0.68)%	(0.73)%	(0.59)%	(0.20)%	1.16	%(c)
Portfolio turnover rate	51	%(e)	79%	73%	255%	93%	27	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.15% and (0.74)%, respectively, for the six months ended June 30, 2005, 1.07% and (0.75)%, respectively, for the year ended December 31, 2004, 1.34% and (1.07)%, respectively, for the year ended December 31, 2003, 1.68% and (1.27)%, respectively, for the year ended December 31, 2002, 2.11% and (1.31)%, respectively, for the year ended December 31, 2001 and 4.59% and (2.43)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

	SP PIMCO High Yield Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,					September 22, 2000(a) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.67		$10.53	$9.17	$9.81	$10.02		$10.00

Income From Investment Operations:
Net investment income	0.33		0.69	0.65	0.64	0.59		0.17
Net realized and unrealized gains (losses) on investments	(0.11)		0.25	1.36	(0.64)	(0.21)		0.02

Total from investment operations	.22		.94	2.01	—	0.38		0.19

Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.70)	(0.65)	(0.64)	(0.59)		(0.16)
Distributions from net realized gains	(0.15)		(0.10)	—	—	—		(0.01)
Distributions in excess of net realized capital gains	—		—	—	—	—		—	(d)

Total dividends and distributions	(0.49)		(0.80)	(0.65)	(0.64)	(0.59)		(0.17)

Net Asset Value, end of period	$10.40		$10.67	$10.53	$9.17	$9.81		$10.02

Total Investment Return(b)	2.13%		9.32%	22.41%	0.15%	3.97%		1.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$346.8		$312.5	$248.2	$112.2	$52.0		$8.0
Ratios to average net assets:
Expenses	0.67	%(c)	0.68%	0.72%	0.82%	0.82	%(e)	0.82	%(c)(e)
Net investment income	6.52	%(c)	6.68%	6.97%	7.79%	7.44	%(e)	7.78	%(c)(e)
Portfolio turnover rate	26	%(f)	53%	74%	108%	105%		88	%(f)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Less than $0.005 per share.

(e)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income ratios would have been 1.08% and 7.18%, respectively, for the year ended December 31, 2001 and 3.42% and 5.18%, respectively, for the period ended December 31, 2000.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D6

Financial Highlights

(Unaudited)

	SP PIMCO Total Return Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,					September 22, 2000(a) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.68		$11.54	$11.41	$10.70	$10.40		$10.00

Income From Investment Operations:
Net investment income	0.15		0.22	0.23	0.28	0.32		0.13
Net realized and unrealized gains on investments	0.13		0.36	0.43	0.71	0.57		0.39

Total from investment operations	0.28		0.58	0.66	0.99	0.89		0.52

Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.23)	(0.28)	(0.28)	(0.34)		(0.11)
Distributions from net realized gains	(0.20)		(0.21)	(0.25)	— (f)	(0.25)		(0.01)

Total dividends and distributions	(0.48)		(0.44)	(0.53)	(0.28)	(0.59)		(0.12)

Net Asset Value, end of period	$11.48		$11.68	$11.54	$11.41	$10.70		$10.40

Total Investment Return(b)	2.48%		5.28%	5.85%	9.39%	8.66%		5.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,354.0		$1,099.0	$839.1	$471.7	$147.0		$10.7
Ratios to average net assets:
Expenses	0.64	%(c)	0.65%	0.65%	0.67%	0.76	%(d)	0.76	%(c)(d)
Net investment income	3.09	%(c)	2.01%	2.19%	3.02%	3.69	%(d)	5.94	%(c)(d)
Portfolio turnover rate	292	%(e)	590%	656%	574%	718%		239	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense ratios would have been 0.82% and 3.63%, respectively, for the year ended December 31, 2001 and 2.73% and 3.97%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,						September 22, 2000(a) through December 31, 2000
			2004	2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.07		$6.65	$4.68	$6.89		$8.38		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.05)	(0.02)	(0.02)		(0.01)		0.01
Net realized and unrealized gains (losses) on investments	(0.02)		1.47	1.99	(2.19)		(1.48)		(1.62)

Total from investment operations	(0.03)		1.42	1.97	(2.21)		(1.49)		(1.61)

Less Dividends and Distributions:
Dividends from net investment income	—	(f)	—	—	—		—		(0.01)
Distributions from net realized gains	(1.34)		— (f)	—	—		—		—

Total distributions	(1.34)		— (f)	—	—		—		(0.01)

Net Asset Value, end of period	$6.70		$8.07	$6.65	$4.68		$6.89		$8.38

Total Investment Return(b)	.26%		21.39%	42.09%	(32.08)%		(17.78)%		(16.11)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$160.5		$128.3	$170.0	$51.0		$31.2		$6.4
Ratios to average net assets:
Expenses	0.90	%(c)	0.78%	0.80%	0.90	%(d)	0.90	%(d)	0.90	%(c)(d)
Net investment income (loss)	(0.50	)%(c)	(0.53)%	(0.56)%	(0.48	)%(d)	(0.37	)%(d)	0.49	%(c)(d)
Portfolio turnover rate	87	%(e)	212%	213%	299%		258%		82	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have 0.98% and (0.56)%, respectively, for the year ended December 31, 2002, 1.41% and (0.88)%, respectively, for the year ended December 31, 2001 and 4.26% and (2.87)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share

SEE NOTES TO FINANCIAL STATEMENTS.

D7

Financial Highlights

(Unaudited)

	SP Prudential U.S Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2005		Year Ended December 31,				July 9, 2001(a) through December 31, 2001
			2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.96		$6.58	$4.65	$6.88		$7.56

Income (Loss) From Investment Operations:
Net investment loss	(0.03)		(0.07)	(0.05)	(0.05)		(0.01)
Net realized and unrealized gains (losses) on investments	(0.01)		1.45	1.98	(2.18)		(0.67)

Total from investment operations	(0.04)		1.38	1.93	(2.23)		(0.68)

Less Distributions:
Distributions from net realized gains	(1.34)		— (f)	—	—		—

Total distributions	(1.34)		— (f)	—	—		—

Net Asset Value, end of period	$6.58		$7.96	$6.58	$4.65		$6.88

Total Investment Return(b)	.13%		21.01%	41.51%	(32.41)%		(8.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3		$0.4	$0.3	$0.2		$0.2
Ratios to average net assets:
Expenses	1.30	%(d)	1.18%	1.20%	1.30	%(c)	1.30	%(c)(d)
Net investment loss	(0.90	)%(d)	(0.94)%	(0.97)%	(0.89	)%(c)	(0.87	)%(c)(d)
Portfolio turnover rate	87	%(e)	212%	213%	299%		258	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(c)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.38% and (0.95)%, respectively, for the year ended December 31, 2002, 1.81% and (1.38)%, respectively, for the period ended December 31, 2001.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.005 per share

	SP Small Cap Growth Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,							September 22, 2000(a) through December 31, 2000
			2004	2003		2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.46		$6.52	$4.84		$6.94		$8.38		$10.00

Income From Investment Operations:
Net investment loss	(0.01)		(0.03)	(0.03)		(0.03)		(0.02)		—	(f)
Net realized and unrealized gains (losses) on investments	(0.17)		(0.03)	1.71		(2.07)		(1.42)		(1.62)

Total from investment operations	(0.18)		(0.06)	1.68		(2.10)		(1.44)		(1.62)

Net Asset Value, end of period	$6.28		$6.46	$6.52		$4.84		$6.94		$8.38

Total Investment Return(b)	(2.79)%		(.92)%	34.71%		(30.26)%		(17.18)%		(16.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$216.3		$184.1	$35.0		$12.5		$8.4		$5.5
Ratios to average net assets:
Expenses	1.04	%(c)	1.09%	1.15	%(d)	1.15	%(d)	1.15	%(d)	1.15	%(c)(d)
Net investment loss	(.50	)%(c)	(.82)%	(0.72	)%(d)	(0.73	)%(d)	(0.28	)%(d)	(0.10	)%(c)(d)
Portfolio turnover rate	98	%(e)	240%	122%		109%		83%		29	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.78% and (1.35)%, respectively for the year ended December 31, 2003, 2.30% and (1.89)%, respectively, for the year ended December 31, 2002, 2.84% and (1.97)%, respectively, for the year ended December 31, 2001 and 4.00% and (2.95)% respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D8

Financial Highlights

(Unaudited)

	SP Strategic Partners Focused Growth Portfolio
	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2004	2003	2002	2001(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.00		$6.33	$5.03	$6.73	$7.94	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.01)		— (f)	(0.01)	(0.01)	(0.01)	—	(f)
Net realized and unrealized gains (losses) on investments	(0.01)		0.67	1.31	(1.69)	(1.20)	(2.06)

Total from investment operations	(0.02)		0.67	1.30	(1.70)	(1.21)	(2.06)

Net Asset Value, end of period	$6.98		$7.00	$6.33	$5.03	$6.73	$7.94

Total Investment Return(b)	(0.29)%		10.58%	25.84%	(25.26)%	(15.32)%	(20.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$31.6		$30.1	$21.6	$10.8	$7.7	$5.9
Ratios to average net assets(d):
Expenses	1.01	%(c)	1.01%	1.01%	1.01%	1.01%	1.01	%(c)
Net investment income (loss)	(0.19	)%(c)	(0.01)%	(0.28)%	(0.30)%	(0.16)%	0.18	%(c)
Portfolio turnover rate	58	%(e)	84%	93%	62%	116%	37	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.16% and (0.33)%, respectively, for the six months ended June 30, 2005, 1.28% and (0.28)%, respectively, for the year ended December 31, 2004, 1.65% and (0.92)%, respectively, for the year ended December 31, 2003, 1.98% and (1.28)%, respectively for the year ended December 31, 2002, 2.61% and (1.76)%, respectively, for the year ended December 31, 2001 and 3.88% and (2.69)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share

(g)	Calculated based upon weighted average shares outstanding during the year.

	SP Strategic Partners Focused Growth Portfolio
	Class II
	Six Months Ended June 30, 2005		Year Ended December 31,			January 12, 2001(a) through December 31, 2001(f)
			2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.88		$6.26	$4.99	$6.70	$8.43

Income From Investment Operations:
Net investment loss	(0.02)		(0.01)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.01)		0.63	1.30	(1.69)	(1.70)

Total from investment operations	(0.03)		0.62	1.27	(1.71)	(1.73)

Net Asset Value, end of period	$6.85		$6.88	$6.26	$4.99	$6.70

Total Investment Return(b)	(0.44)%		9.90%	25.45%	(25.52)%	(20.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$36.2		$32.1	$14.3	$6.6	$2.0
Ratios to average net assets(d):
Expenses	1.41	%(c)	1.41%	1.41%	1.41%	1.41	%(c)
Net investment loss	(0.59	)%(c)	(0.34)%	(0.68)%	(0.68)%	(0.58	)%(c)
Portfolio turnover rate	58	%(e)	84%	93%	62%	116	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.56% and (0.74)%, respectively, for the six months ended June 30, 2005, 1.68% and (0.61)%, respectively, for the year ended December 31, 2004, 2.05% and (1.32)%, respectively, for the year ended December 31, 2003, 2.34% and (1.61)%, respectively, for the year ended December 31, 2002 and 3.01% and (2.18)%, respectively, for the period ended December 31, 2001.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

D9

Financial Highlights

(Unaudited)

	SP William Blair International Growth Portfolio
	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,						September 22, 2000(a) through December 31, 2000
			2004	2003	2002		2001(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.85		$5.89	$4.22	$5.45		$8.50		$10.00

Income From Investment Operations:
Net investment income	0.04		0.02	0.01	0.01		0.02		0.01
Net realized and unrealized gains (losses) on investments	(0.11)		0.95	1.66	(1.24)		(3.05)		(1.51)

Total from investment operations	(0.07)		0.97	1.67	(1.23)		(3.03)		(1.50)

Less Distributions:
Dividends from net investment income	(0.04)		(0.01)	—	—		—		—
Tax return of capital distributions	(0.31)		—	—	—		(0.02)		—

Total distributions	(0.35)		(0.01)	—	—		(0.02)		—

Net Asset Value, end of period	$6.43		$6.85	$5.89	$4.22		$5.45		$8.50

Total Investment Return(b)	(.88)%		16.54%	39.57%	(22.57)%		(35.64)%		(15.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$294.0		$249.1	$105.6	$34.9		$19.9		$7.6
Ratios to average net assets:
Expenses	0.98	%(c)	1.02%	1.15%	1.24	%(d)	1.24	%(d)	1.24	%(c)(d)
Net investment income	1.46	%(c)	0.50%	0.56%	0.26	%(d)(g)	0.31	%(d)(g)	0.51	%(c)(d)
Portfolio turnover rate	39	%(e)	137%	121%	108%		86%		12	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contracts charges. Total returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income ratios would have been 1.40% and 0.10%, respectively, for the year ended December 31, 2002 and 1.86% and (0.30)%, respectively, for the year ended December 31, 2001 and 3.44% and (1.69)%, respectively, for the year ended December 31, 2000.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the year.

(g)	Includes custody fee credits of 0.02% and 0.12% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment income would have been 0.24% and 0.19%, respectively for the year ended December 31, 2002 and the year ended December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

D10

Financial Highlights

(Unaudited)

	SP William Blair International Growth Portfolio
	Class II
	Six Months Ended June 30, 2005		Year Ended December 31,						October 4, 2000(a) through December 31, 2000
			2004	2003	2002		2001(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.77		$5.83	$4.19	$5.43		$8.48		$9.79

Income From Investment Operations:
Net investment income	0.03		0.01	0.01	—	(f)	—	(f)	—	(f)
Net realized and unrealized gains (losses) on investments	(0.11)		0.93	1.63	(1.24)		(3.04)		(1.31)

Total from investment operations	(0.08)		0.94	1.64	(1.24)		(3.04)		(1.31)

Less Distributions:
Dividends from net investment income	(0.02)		—	—	—		—		—
Tax return of capital distributions	(0.31)		—	—	—		(0.01)		—

Total distributions	(0.33)		—	—	—		(0.01)		—

Net Asset Value, end of period	$6.36		$6.77	$5.83	$4.19		$5.43		$8.48

Total Investment Return(b)	(1.15)%		16.12%	39.14%	(22.84)%		(35.92)%		(13.28)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$128.4		$139.0	$113.6	$23.6		$14.9		$2.7
Ratios to average net assets:
Expenses	1.38	%(c)	1.41%	1.54%	1.64	%(d)	1.64	%(d)	1.64	%(c)(d)
Net investment income (loss)	1.01	%(c)	0.21%	0.04%	(0.11	)%(d)(h)	(0.03	)%(d)(h)	—	%(c)(d)
Portfolio turnover rate	39	%(e)	137%	121%	108%		86%		12	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contracts charges. Total returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.80% and (0.26)%, respectively, for the year ended December 31, 2002 and 2.26% and (0.66)%, respectively, for the year ended December 31, 2001 and 3.84% and (2.20)%, respectively, for the year ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Calculated based upon weighted average shares outstanding during the year.

(h)	Includes custody fee credits of 0.02% and 0.13% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment loss would have been (0.13)% and (0.16)%, respectively for the year ended December 31, 2002 and the year ended December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

D11

The Prudential Series Fund, Inc.

Approval of Advisory Agreements

The Board of Directors (the “Board”) of The Prudential Series Fund, Inc. oversees the management of each of the Fund’s Portfolios, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement. The Board, including all of the Independent Directors, met on March 8, 2005 and June 8, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of each of the Fund’s Portfolios and their shareholders.

In advance of the June meeting, the Directors received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Directors, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on March 8, 2005 and June 8, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of fund accounting, recordkeeping and compliance services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers; as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other

1

relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Fund’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Quantitative Management Associates LLC (“QMA”), and Jennison Associates LLC (“Jennison”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, QMA, and Jennison, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the advisory fee schedule for the Portfolios of the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the Stock Index Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in each Portfolio’s fee schedule (other than Stock Index Portfolio) is acceptable at this time.

With respect to Stock Index Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Portfolio does not realize the effect of those rate reductions. The Board took note, however, that the Portfolio’s fee structure would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received

2

by the Fund’s transfer agent (which is affiliated with PI), administrative fees received by PI for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Fund are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Fund, the Board also considered certain additional specific factors and related conclusions relating to the performance and fees and expenses of the Portfolios, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include charges associated with variable annuity or variable life insurance contracts.

SP Davis Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year period and in the first quartile over a three-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio’s performance was above the median performance of all of the mutual funds included in the Peer Universe over the same time periods. The Board determined that the performance of the Portfolio was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.750% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to maintain the existing voluntary cap on Portfolio expenses of 0.83%. The Board concluded that the management and subadvisory fees are reasonable.

3

SP Large Cap Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over a one-year period and performance that was in the second quartile over a three-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board also reviewed the separate performance records of the two “sleeves” of the Portfolio managed by J.P. Morgan Investment Management Inc. and Hotchkis and Wiley Capital Management LLC. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.800% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.90%. The Board concluded that the management and subadvisory fees are reasonable.

SP AIM Core Equity Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile over a one-year period and performance that was in the first quartile over a three-year period in relation to the group of comparable mutual funds in a Peer Universe. While noting that the Portfolio’s performance over a one-year period was below the median, the Board further noted that the Portfolio’s performance over the same three-year period was higher than the median performance of the mutual funds included in the Peer Universe, and that the Portfolio had outperformed against its benchmark index over the same three-year time period. In light of the Portfolio’s long-term performance record, the Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.369% ranked in the first quartile in its Peer Group due to a voluntary expense reimbursement and waiver of fees by PI. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Fund expenses of 1.00%. In light of the Portfolio’s long-term performance record, the Board concluded that the management and subadvisory fees are reasonable.

SP AllianceBernstein Large Cap Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile over a one-year period and performance that was in the fourth quartile over a three-year period in relation to the group of comparable funds in a Peer Universe. The Board also noted that the Portfolio had under performed against its benchmark index over the same time periods.

The Board expressed the view that the Portfolio’s performance was disappointing. However, the Board noted that PI had recommended, and the Board had approved, the replacement of the Portfolio’s existing subadviser, Alliance Capital Management, L.P. (“Alliance Capital”), with T. Rowe Price Associates, Inc., and that T. Rowe Price Associates, Inc. was expected to assume responsibility for the day-to-day management of the Portfolio in the near future. Consequently, the Board noted that its approval of the continuance of the Alliance Capital subadvisory agreement was intended to be for an interim period to allow for an orderly transition of Alliance Capital’s subadvisory responsibilities.

4

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.900% ranked in the second quartile in its Peer Group due to a voluntary expense reimbursement and waiver of fees by PI. The Board accepted PI’s recommendation, effective for the periods July 1, 2005 through December 31, 2005 and January 1, 2006 through June 30, 2006, to voluntarily waive a portion or all of the management fee and reimburse expenses if necessary to limit total expenses (as a percentage of total assets) to 1.02% and 1.06%, respectively, for those periods. The Board concluded that the management and subadvisory fees are reasonable.

SP Strategic Partners Focused Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over a one-year period and performance that was in the second quartile over a three-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year and three-year time periods. The Board also reviewed the performance of each “sleeve” of the Portfolio managed by Jennison Associates LLC and Alliance Capital Management, L.P. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.629% ranked in the first quartile in its Peer Group due to a voluntary expense reimbursement or waiver of fees by PI. The Board accepted PI’s recommendation, effective for the period July 1, 2005 through June 30, 2006, to voluntarily limit total expenses (as a percentage of total assets) for Class I and Class II shares to 1.25% and 1.65%, respectively. The Board concluded that the management and subadvisory fees are reasonable.

SP Aggressive Growth Asset Allocation Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over one-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.05% was the lowest fee among the mutual funds included in the Peer Group. The Board noted that the Portfolio’s actual management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

SP Growth Asset Allocation Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over one-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

5

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.05% was the lowest fee among the mutual funds included in the Peer Group. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

SP Mid Cap Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over a one-year period and performance that was in the fourth quartile over a three-year period in relation to the group of comparable mutual funds in a Peer Universe.

While expressing the view that the Portfolio’s long-term performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser with Calamos Advisers LLC (Calamos), which assumed responsibility for the Portfolio in December 2002. The Board noted that the Portfolio’s more recent performance since Calamos assumed responsibility for the Portfolio had been satisfactory. In light of this, the Board concluded that it was reasonable to allow Calamos to continue to create a performance record against which it should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.734% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 1.00%. The Board concluded that the management and subadvisory fees are reasonable.

SP Prudential U.S. Emerging Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over a one-year time period and performance that was in the second quartile over a three-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year and three-year time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the first quartile in its Peer Group, and the actual management fee was the lowest fee among the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.90%. The Board concluded that the management and subadvisory fees are reasonable.

SP Goldman Sachs Small Cap Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile over a one-year period and performance that was in the fourth

6

quartile over a three-year period in relation to the group of comparable mutual funds in a Peer Universe.

While expressing the view that the Portfolio’s performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser and that the Portfolio’s performance since Goldman Sachs Asset Management, L.P. (GSAM) assumed responsibility for managing the Portfolio in January 2004 was only slightly below the median performance of the mutual funds included in the Peer Universe. In light of this, the Board concluded that it was reasonable to allow GSAM to continue to create a performance record against which GSAM should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.900% ranked in the second quartile in its Peer Group due to a voluntary expense reimbursement and waiver of fees by PI. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 1.05%. The Board concluded that the management and subadvisory fees are reasonable.

SP Small Cap Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile over one-year and three-year time periods in relation to the group of comparable mutual funds in a Peer Universe. While expressing the view that the Portfolio’s performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser and that the Fund’s one-year and three-year performance was not attributable to Neuberger Berman Management, Inc. (Neuberger Berman) or Eagle Asset Management (Eagle), each of which had only served as subadvisers to the Portfolio since May 1, 2005. In light of this, the Board concluded that it was reasonable to allow Neuberger Berman and Eagle to create a performance record against which Neuberger Berman and Eagle should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.950% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Fund expenses of 1.15%. The Board concluded that the management and subadvisory fees are reasonable.

SP William Blair International Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile over one-year and three-year periods in relation to the group of comparable mutual funds in a Peer Universe. While expressing disappointment in the Portfolio’s performance, the Board noted that William Blair and Company LLC (William Blair) had served as subadviser to the Portfolio since May 2004, and that as a result the Portfolio’s long-term performance history was not attributable to William Blair. The Board further noted that the Portfolio was managed in a growth investment style, which had not been in favor in the marketplace during the past several years.

7

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.850% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 1.24%. The Board concluded that the management and subadvisory fees are reasonable.

SP LSV International Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile over one-year and three-year periods in relation to the group of comparable mutual funds in a Peer Universe. While expressing the view that the Portfolio’s performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser and that the Portfolio’s one-year and three-year performance was not attributable to the Portfolio’s current subadviser, LSV Asset Management (LSV), which had only served as subadviser to the Portfolio since November 2004. In light of this, the Board concluded that it was reasonable to allow LSV to create a performance record against which LSV should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.850% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation, effective for the period July 1, 2005 through June 30, 2006, to voluntarily waive a portion or all of the management fee and reimburse expenses if necessary to limit total expenses (as a percentage of total assets to 1.10% for that period. The Board concluded that the management and subadvisory fees are reasonable.

SP Balanced Asset Allocation Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over a one-year period and performance that was in the second quartile over a three-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over a one-year period and had performed in line with the benchmark over a three-year period. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.05% was the lowest fee among the mutual funds included in the Peer Group. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

SP Conservative Asset Allocation Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over one-year and three-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

8

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.05% was the lowest fee among the mutual funds included in the Peer Group. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying mutual funds which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

SP PIMCO Total Return Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over one-year and three-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board also noted that the Portfolio had outperformed against its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the second quartile in its Peer Group due to a voluntary expense reimbursement and waiver of fees by PI. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.76%. The Board concluded that the management and subadvisory fees are reasonable.

SP PIMCO High Yield Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile over one-year and three-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio’s underperformance was the result of the subadviser’s decision to purchase higher quality bonds during 2003 and 2004, when bonds with lower credit quality outperformed higher quality bonds. The Board noted that SIRG had provided information indicating that the Portfolio’s underperformance was not unexpected, due to the subadviser’s focus on higher quality bonds at a time when lower quality bond issues had performed well. While expressing the view that the Portfolio’s performance had been disappointing, the Board concluded that in light of the information provided by SIRG, that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.82%. The Board concluded that the management and subadvisory fees are reasonable.

9

This report contains financial information about certain investment choices that may be available on the variable life insurance and variable annuity contracts listed below. You may receive additional reports and should refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

VARIABLE LIFE INSURANCE

■	Prudential’s Survivorship Preferred®
■	Prudential’s Variable Universal Life
■	Pruco Life’s Variable Universal Life®
■	Pruco Life’s Survivorship Variable Universal Life
■	Pruco Life of New Jersey’s Survivorship Variable Universal Life
■	Pruco Life’s PruLife® Custom Premier
■	Pruco Life of New Jersey’s PruLife® Custom Premier
■	Pruco Life’s PruSelectSM III
■	Pruco Life of New Jersey’s PruSelectSM III
■	Pruco Life’s Magnastar
■	Pruco Life’s MPremierSM VUL

VARIABLE ANNUITIES

■	Pruco Life’s Discovery Select®
■	Pruco Life of New Jersey’s Discovery Select®
■	Pruco Life’s Discovery Choice®
■	Pruco Life of New Jersey’s Discovery Choice®
■	Pruco Life’s Strategic PartnersSM Annuity One
■	Pruco Life of New Jersey’s Strategic PartnersSM Annuity One
■	Pruco Life’s Strategic PartnersSM Select
■	Pruco Life of New Jersey’s Strategic PartnersSM Select
■	Pruco Life’s Strategic PartnersSM Advisor
■	Pruco Life of New Jersey’s Strategic PartnersSM Advisor
■	Pruco Life’s Strategic PartnersSM FlexElite
■	Pruco Life of New Jersey’s Strategic PartnersSM FlexElite
■	Pruco Life’s Strategic PartnersSM Plus
■	Pruco Life of New Jersey’s Strategic PartnersSM Plus

Variable life insurance is distributed by Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations. Contract guarantees are based on the claims-paying ability of the issuing Company.

The 2004 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

751 Broad Street

Newark, NJ 07102

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Standard

U.S. Postage

PAID

IFS-A10562    PSF-SAR-B    Ed. 06/30/2005

SEMIANNUAL REPORT

JUNE 30, 2005

The Prudential Series Fund, Inc.

■	Diversified Conservative Growth Portfolio

■	Jennison 20/20 Focus Portfolio

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-2992

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-A105624

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you. A list of the variable contracts that this report supports is located on the inside back cover.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contains information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection.

DISCOVER THE BENEFITS OF E-DELIVERY

■	Eliminate receiving printed reports.

■	View documents on-line as they become available.

■	Download and store e-reports on your PC.

■	Help the environment by using less paper.

To receive your semiannual/annual reports on-line, go to www.prudential.com/edelivery and enroll. Instead of receiving printed reports, you will receive notification via e-mail when new materials are available for your review. You can cancel your enrollment or change your e-mail address at any time by visiting the internet address listed above.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2004 is available on the website of the Commission at www.sec.gov and on the Fund’s website at www.irrc.com/prudential.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Prudential Series Fund, Inc.

Semiannual Report

JUNE 30, 2005

■	LETTER TO CONTRACT OWNERS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

A1 Financial Statements

B1 Schedule of Investments

C1 Notes to Financial Statements

D1 Financial Highlights

E1 Management of The Prudential Series Fund, Inc.

■	APPROVALS OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Fees and Expenses (unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Prudential Series Fund Portfolios		Beginning Portfolio Value January 1, 2005	Ending Portfolio Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Diversified Conservative Growth (Class I)	Actual	$1,000.00	$1,020.98	0.98%	$4.91
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,045.62	0.85%	$4.31
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,044.18	1.25%	$6.34
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

*	Portfolio expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2005 (to reflect the six-month period).

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value:
Unaffiliated investments (cost $149,299,562)	$162,324,246
Affiliated investments (cost $6,380,329)	6,380,329
Foreign currency, at value (cost $11,786)	11,619
Cash	165,523
Receivable for investments sold	24,986,208
Dividends and interest receivable	1,095,559
Premium for swaps purchased	74,952
Unrealized appreciation on forward foreign currency contracts	66,526
Unrealized appreciation on swaps	32,286
Interest receivable on swap agreements	3,263
Tax reclaim receivable	3,257
Prepaid expenses	1,501

Total assets	195,145,269

LIABILITIES
Payable for investments purchased	31,192,853
Investments sold short, at value (proceeds received $7,063,670)	7,125,963
Premium for swap written	318,140
Management fee payable	97,021
Accrued expenses and other liabilities	175,371
Unrealized depreciation on swaps	92,023
Payable for capital stock repurchased	79,456
Unrealized depreciation on forward foreign currency contracts	18,911
Due to broker-variation margin	13,245
Outstanding options written (premium received $65,212)	12,068
Interest payable on securities sold short	6,119
Deferred trustees’ fee payable	3,665
Interest payable on swap agreements	2,588
Transfer agent fee payable	94

Total liabilities	39,137,517

NET ASSETS	$156,007,752

Net assets were comprised of:
Common stock, at $0.01 par value	$139,761
Paid-in capital in excess of par	144,118,420

144,258,181
Undistributed net investment income	2,019,025
Accumulated net realized loss on investments and foreign currencies	(3,175,495)
Net unrealized appreciation on investments and foreign currencies	12,906,041

Net assets, June 30, 2005	$156,007,752

Net asset value and redemption price per share, $156,007,752 / 13,976,146 outstanding shares of common stock (authorized 100,000,000 shares)	$11.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest	$2,498,271
Unaffiliated dividends (net of $10,678 foreign withholding tax)	373,112
Affiliated dividend income	63,642

2,935,025

EXPENSES
Investment advisory fee	593,572
Custodian’s fees and expenses	140,000
Shareholders’ reports	19,000
Audit fee	7,300
Directors’ fees	5,800
Legal fees and expenses	3,500
Commitment fee on syndicated credit agreement	800
Transfer agent’s fees and expenses (including affiliated expense of $180)	200
Miscellaneous	5,502

Total expenses	775,674
Less: custodian fee credit	(433)

Net expenses	775,241

NET INVESTMENT INCOME	2,159,784

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	5,536,764
Options written	42,407
Futures transactions	(448,035)
Foreign currency transactions	275,299
Short Sales	(239,400)
Swaps	(174,332)

4,992,703

Net change in unrealized appreciation (depreciation) on:
Investments	(4,247,214)
Options written	1,335
Futures	(47,094)
Foreign currencies	38,293
Short Sales	(4,739)
Swaps	291,411

(3,968,008)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	1,024,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,184,479

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,159,784	$3,828,184
Net realized gain on investments and foreign currencies	4,992,703	10,794,792
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,968,008)	442,699

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,184,479	15,065,675

DIVIDENDS:
Dividends from net investment income	(4,898,162)	(5,196,232)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [73,884 and 327,219 shares, respectively]	812,114	3,465,420
Capital stock issued in reinvestment of dividends [456,918 and 495,351 shares, respectively]	4,898,162	5,196,232
Capital stock repurchased [1,354,598 and 1,979,656 shares, respectively]	(14,957,689)	(21,115,512)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(9,247,413)	(12,453,860)

TOTAL DECREASE IN NET ASSETS	(10,961,096)	(2,584,417)
NET ASSETS:
Beginning of period	166,968,848	169,553,265

End of period (a)	$156,007,752	$166,968,848

(a) Includes undistributed net investment income of:	$2,019,025	$4,757,403

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value:
Unaffiliated investments (cost $163,589,527)	$192,802,530
Affiliated investments (cost $7,516,767)	7,516,767
Receivable for investments sold	612,781
Dividends and interest receivable	229,237
Receivable for capital stock sold	174,485
Prepaid expenses	1,552

Total assets	201,337,352

LIABILITIES
Payable for capital stock repurchased	310,850
Management fee payable	177,166
Distribution fee payable	26,833
Administration fee payable	16,099
Accrued expenses and other liabilities	12,170
Transfer agent fee payable	334

Total liabilities	543,452

NET ASSETS	$200,793,900

Net assets were comprised of:
Common stock, at $0.01 par value	$156,652
Paid-in capital in excess of par	172,065,319

172,221,971
Undistributed net investment income	221,836
Accumulated net realized loss on investments	(863,036)
Net unrealized appreciation on investments	29,213,129

Net assets, June 30, 2005	$200,793,900

Class I:
Net asset value and redemption price per share, $69,934,150 / 5,419,278 outstanding shares of common stock (authorized 100,000,000 shares)	$12.90

Class II:
Net asset value and redemption price per share, $130,859,750 / 10,245,964 outstanding shares of common stock (authorized 50,000,000 shares)	$12.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $36,721 foreign withholding tax)	$1,105,725
Affiliated dividend income	101,947
Interest	2,005

1,209,677

EXPENSES
Management fee	673,005
Distribution fee—Class II	140,604
Administration fee—Class II	84,362
Custodian’s fees and expenses	57,000
Shareholders’ reports	9,900
Audit fee	7,300
Director’s fees	5,200
Legal fees and expenses	4,200
Commitment fee on syndicated credit agreement	700
Transfer agent’s fees and expenses (including affiliated expense of $471)	500
Miscellaneous	5,064

Total expenses	987,835
Less: custodian fee credit	(223)

Net expenses	987,612

NET INVESTMENT INCOME	222,065

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	8,295,794
Foreign currencies	226

8,296,020

Net change in unrealized appreciation (depreciation) on:
Investments	129,599
Foreign currencies	(42)

129,557

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	8,425,577

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,647,642

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$222,065	$177,039
Net realized gain on investments and foreign currencies	8,296,020	7,084,372
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	129,557	13,589,381

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,647,642	20,850,792

DIVIDENDS:
Dividends from net investment income
Class I	(177,361)	(61,682)
Class II	—	—

	(177,361)	(61,682)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,787,645 and 5,902,529 shares, respectively]	34,033,390	65,018,127
Capital stock issued in reinvestment of dividends [14,562 and 5,765 shares, respectively]	177,361	61,682
Capital stock repurchased [927,422 and 1,901,064 shares, respectively]	(11,331,741)	(20,614,630)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	22,879,010	44,465,179

TOTAL INCREASE IN NET ASSETS	31,349,291	65,254,289
NET ASSETS:
Beginning of period	169,444,609	104,190,320

End of period (a)	$200,793,900	$169,444,609

(a) Includes undistributed net investment income of:	$221,836	$177,132

SEE NOTES TO FINANCIAL STATEMENTS.

A2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 100.4%		Value (Note 2)
COMMON STOCKS — 39.3%	Shares
Aerospace & Defense — 0.8%
DRS Technologies, Inc.	1,770	$90,765
Embraer Empresa de Brasileira S.A. (Embraer) ADR(Brazil)	8,200	271,174
Engineered Support Systems, Inc.	2,930	104,982
Honeywell International, Inc.	6,400	234,432
Lockheed Martin Corp.	4,100	265,967
Moog, Inc. (Class “A” Stock)(a)	3,175	99,981
Northrop Grumman Corp.	4,100	226,525

		1,293,826

Auto Components
IMPCO Technologies, Inc.(a)	9,870	47,475

Automobiles
Winnebago Industries, Inc.	1,900	62,225

Beverages — 0.2%
PepsiCo, Inc.	6,100	328,973

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.(a)	2,620	60,365
Amgen, Inc.(a)	7,700	465,542
Genentech, Inc.(a)	10,400	834,912
Gilead Sciences, Inc.(a)	7,600	334,324
Nabi Biopharmaceuticals(a)	6,296	95,888
QLT, Inc. (Canada)(a)	5,500	57,310
Rigel Pharmaceuticals, Inc.(a)	3,380	67,330
Serologicals Corp.(a)	4,300	91,375

		2,007,046

Building Products — 0.1%
Drew Industries, Inc.(a)	400	18,160
Watsco, Inc.	2,800	119,280

		137,440

Capital Markets — 1.7%
Bank of New York Co., Inc.	10,200	293,556
Charles Schwab Corp. (The)	31,900	359,832
Goldman Sachs Group, Inc.	2,600	265,252
Lazard, Ltd. (Class “A” Stock)(a)	13,600	316,200
Lehman Brothers Holdings, Inc.	4,800	476,544
Mellon Financial Corp.	6,900	197,961
Merrill Lynch & Co., Inc.	14,700	808,647

		2,717,992

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	5,700	245,157
Huntsman Corp.(a)	10,000	202,700
Mosaic Co. (The)(a)	16,700	259,852
Scotts Co. (The) (Class “A” Stock)(a)	1,200	85,452
Valspar Corp. (The)	1,300	62,777

		855,938

Commercial Banks — 0.5%
Accredited Home Lenders Holding Co.(a)	2,400	105,600
Astoria Financial Corp.	2,450	69,752
Bank of America Corp.	9,784	446,248
BankUnited Financial Corp. (Class “A” Stock)	2,500	67,600
Oriental Financial Group, Inc. (Puerto Rico)	2,900	44,254

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commercial Banks (cont’d.)
PrivateBankcorp, Inc.	2,440	$86,327
Western Alliance Bancorp.(a)	800	17,600

		837,381

Commercial Services & Supplies — 1.2%
Administaff, Inc.	4,200	99,792
Allied Waste Industries, Inc.(a)	6,300	49,959
Cendant Corp.	12,900	288,573
Central Garden & Pet Co.(a)	1,630	80,066
Chemed Corp.	2,000	81,760
FirstService Corp. (Canada)(a)	5,280	105,441
Global Payments, Inc.	1,800	122,040
Jarden Corp.(a)	1,970	106,222
Kelly Services, Inc. (Class “A” Stock)	1,900	54,416
Laureate Education, Inc.(a)	2,450	117,257
McGrath Rentcorp.	5,570	132,009
Optimal Group, Inc. (Class “A” Stock) (Canada)(a)	6,040	97,546
Providence Service Corp.(a)	2,290	56,861
Rollins, Inc.	3,650	73,146
Steiner Leisure, Ltd. (Bahamas)(a)	2,900	107,503
Waste Management, Inc.	12,000	340,080

		1,912,671

Communications Equipment — 1.0%
Avaya, Inc.(a)	25,300	210,496
Cisco Systems, Inc.(a)	19,600	374,556
Nortel Networks Corp.(a)	61,900	161,559
QUALCOMM, Inc.	13,300	439,033
Research In Motion, Ltd.(a)	4,100	302,375

		1,488,019

Computers & Peripherals — 1.0%
Apple Computer, Inc.(a)	10,400	382,824
Dell, Inc.(a)	18,700	738,837
M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	3,660	70,162
Mercury Computer Systems, Inc.(a)	3,260	89,226
RadiSys Corp.(a)	6,160	99,484
Seagate Technology	13,300	233,415

		1,613,948

Consumer Finance — 0.7%
American Express Co.	16,100	857,003
MBNA Corp.	8,100	211,896
Portfolio Recovery Associates, Inc.(a)	1,580	66,392

		1,135,291

Distributors — 0.1%
Beacon Roofing Supply, Inc.(a)	1,890	49,707
Building Materials Holdings Corp.	990	68,597

		118,304

Diversified Financial Services — 1.7%
AmeriCredit Corp.(a)	7,100	181,050
Citigroup, Inc.	14,000	647,220
Eaton Vance Corp.	4,900	117,159
iShares Russell 2000 Growth Index Fund	2,430	157,537
J.P. Morgan Chase & Co.	18,900	667,548
Jeffries Group, Inc.	3,600	136,404

SEE NOTES TO FINANCIAL STATEMENTS.

B1

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Financial Services (cont’d.)
PHH Corp.(a)	6,500	$167,180
Principal Financial Group, Inc.	8,400	351,960
Raymond James Financial, Inc.	3,850	108,762
Student Loan Corp.	700	153,860

		2,688,680

Diversified Telecommunication Services — 0.4%
ALLTEL Corp.	4,100	255,348
SBC Communications, Inc.	12,500	296,875

		552,223

Electric Utilities — 0.4%
E.ON AG, ADR (Germany)	5,800	171,738
Exelon Corp.	6,200	318,246
PNM Resources, Inc.	3,400	97,954

		587,938

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)	8,500	195,670
BEI Technologies, Inc.	2,810	74,971
Checkpoint Systems, Inc.(a)	5,700	100,890
Cogent, Inc.(a)	4,500	128,475
FLIR Systems, Inc.(a)	7,000	208,880
Sanmina-SCI Corp.(a)	9,100	49,777

		758,663

Energy Equipment & Services — 1.5%
Cal Dive International, Inc.(a)	710	37,183
ENSCO International, Inc.	3,200	114,400
GlobalSantaFe Corp.	9,900	403,920
Grey Wolf, Inc.(a)	8,480	62,837
Halliburton Co.	7,400	353,868
Headwaters, Inc.(a)	4,830	166,055
Maverick Tube Corp.(a)	2,720	81,056
Oil States International, Inc.(a)	2,990	75,258
Patterson-UTI Energy, Inc.	2,760	76,811
Schlumberger, Ltd.	9,800	744,212
Superior Energy Services, Inc.(a)	4,770	84,906
Unit Corp.(a)	1,660	73,057

		2,273,563

Food Products — 0.4%
Cadbury Schweppes PLC (United KIngdom)	35,400	336,883
Cadbury Schweppes PLC, ADR (United Kingdom)	9,500	364,135

		701,018

Food & Staples Retailing — 0.8%
Kroger Co. (The)(a)	33,700	641,311
Whole Foods Market, Inc.	4,600	544,180

		1,185,491

Gas Utilities — 0.1%
ONEOK, Inc.	3,000	97,950

Health Care Equipment & Supplies — 1.1%
Alcon, Inc.	3,700	404,595
Cooper Cos., Inc. (The)	2,700	164,322
Encore Medical Corp.(a)	15,360	85,248
Laserscope(a)	1,440	59,674

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (cont’d.)
Lifeline Systems, Inc.(a)	3,030	$97,324
Orthovita, Inc.(a)	14,180	55,727
PolyMedica Corp.	2,990	106,623
Priority Healthcare Corp. (Class “B” Stock)(a)	3,970	100,679
SonoSite, Inc.(a)	1,330	41,283
Spectranetics Corp. (The)(a)	14,060	94,624
St. Jude Medical, Inc.(a)	7,700	335,797
Symmetry Medical, Inc.(a)	2,310	54,377
Syneron Medical, Ltd. (Israel)(a)	2,420	88,548

		1,688,821

Health Care Providers & Services — 2.4%
Amedisys, Inc.(a)	1,870	68,779
American Healthways, Inc.(a)	4,100	173,307
AMERIGROUP Corp.(a)	2,300	92,460
AMN Healthcare Services, Inc.(a)	6,450	96,943
Caremark Rx, Inc.(a)	8,500	378,420
CIGNA Corp.	7,100	759,913
Covance, Inc.(a)	3,200	143,584
Express Scripts, Inc.(a)	7,100	354,858
Kindred Healthcare, Inc.(a)	2,170	85,954
LabOne, Inc.(a)	2,660	105,894
Matria Healthcare, Inc.(a)	2,060	66,394
Medco Health Solutions, Inc.(a)	4,116	219,630
Pharmaceutical Product Development, Inc.(a)	3,800	178,068
Sunrise Senior Living, Inc.(a)	1,100	59,378
UnitedHealth Group, Inc.	9,900	516,186
WellPoint, Inc.(a)	6,600	459,624

		3,759,392

Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.(a)	2,300	92,115
CEC Entertainment, Inc.(a)	1,900	79,971
Century Casinos, Inc.(a)	8,260	62,115
Cosi, Inc.(a)	11,100	76,368
GTECH Holdings Corp.	6,500	190,060
Kerzner International, Ltd. (Bahamas)(a)	1,100	62,645
McDonald’s Corp.	7,200	199,800
Mikohn Gaming Corp.(a)	3,750	55,219
RARE Hospitality International, Inc.(a)	2,880	87,754
Scientific Games Corp. (Class “A” Stock)(a)	6,010	161,849
Sonic Corp.(a)	2,900	88,537
Starbucks Corp.(a)	6,800	351,288

		1,507,721

Household Durables — 0.7%
Harman International Industries, Inc.	2,600	211,536
Hovnanian Enterprises, Inc. (Class “A” Stock)(a)	5,200	339,040
Meritage Corp.(a)	2,500	198,750
Snap-on, Inc.	2,900	99,470
Standard Pacific Corp.	2,100	184,695

		1,033,491

Household Products — 0.4%
Kimberly-Clark Corp.	4,600	287,914
Procter & Gamble Co.	6,700	353,425

		641,339

SEE NOTES TO FINANCIAL STATEMENTS.

B2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Independent Power Producers & Energy Traders — 0.2%
TXU Corp.	4,200	$348,978

Industrial Conglomerates — 1.1%
General Electric Co.	35,300	1,223,145
Gentek, Inc.(a)	380	3,781
Harsco Corp.	1,200	65,460
Tyco International, Ltd.	15,700	458,440

		1,750,826

Insurance — 1.4%
American International Group, Inc.	8,500	493,850
Axis Capital Holdings, Ltd.	8,300	234,890
Commerce Group, Inc.	1,900	118,009
Delphi Financial Group, Inc.	1,950	86,093
Genworth Financial, Inc. (Class “A” Stock)	8,500	256,955
Infinity Property & Casualty Corp.	2,410	84,061
Loews Corp.	5,100	395,250
Philadelphia Consolidated Holding Corp.(a)	2,400	203,424
Protective Life Corp.	1,400	59,108
Tower Group, Inc.	8,740	136,606
United Fire & Casualty Co.	1,000	44,420

		2,112,666

Internet & Catalog Retail — 0.4%
eBay, Inc.(a)	13,100	432,431
IAC/ InterActiveCorp(a)	7,200	173,160

		605,591

Internet Software & Services — 1.7%
Digitas, Inc.(a)	10,180	116,154
Equinix, Inc.(a)	2,040	88,414
Google, Inc. (Class “A” stock)(a)	3,300	970,695
InfoSpace, Inc.(a)	3,820	125,793
j2 Global Communications, Inc.(a)	3,280	112,963
Keynote Systems, Inc.(a)	9,930	115,883
Online Resources Corp.(a)	8,020	90,706
Openwave Systems, Inc.(a)	3,390	55,596
RADVision, Ltd. (Israel)(a)	4,970	66,051
RADWARE, Ltd.(a)	2,550	46,104
ValueClick, Inc.(a)	6,450	79,528
Yahoo!, Inc.(a)	20,900	724,185

		2,592,072

IT Services — 0.4%
Accenture, Ltd. (Class “A” Stock)(a)	10,100	228,967
Infocrossing, Inc.(a)	4,970	61,976
SunGuard Data Systems, Inc.(a)	8,100	284,877

		575,820

Machinery
Bucyrus International, Inc. (Class “A” Stock)	1,000	37,980
Joy Global, Inc.	200	6,718

		44,698

Media — 0.5%
EchoStar Communications Corp. (Class “A” Stock)	7,800	235,170
Liberty Global, Inc.(a)	972	45,363

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Media (cont’d.)
News Corp. (Class “A” Stock)	12,534	$202,800
Scholastic Corp.(a)	2,100	80,955
Sinclair Broadcast Group, Inc. (Class “A” Stock)	5,400	49,032
Viacom, Inc. (Class “B” Stock)	6,640	212,613

		825,933

Metals & Mining — 0.5%
Inco, Ltd.	9,200	347,300
Phelps Dodge Corp.	4,000	370,000

		717,300

Multi-line Retail — 0.6%
Federated Department Stores, Inc.	5,200	381,056
Target Corp.	11,600	631,156

		1,012,212

Multi-Utilities — 0.2%
Sempra Energy	5,900	243,729

Office Electronics — 0.3%
Xerox Corp.(a)	30,200	416,458

Oil & Gas — 0.3%
Cabot Oil & Gas Corp.	6,100	211,670
Chesapeake Energy Corp.	6,600	150,480
Hydril(a)	100	5,435
Oceaneering International, Inc.(a)	1,500	57,975
Swift Energy Co.(a)	3,300	118,206

		543,766

Oil, Gas & Consumable Fuels — 1.9%
Eni S.p.A.
ADR (Italy)	3,200	410,240
EOG Resources, Inc.	7,800	443,040
Exxon Mobil Corp.	3,400	195,398
Nexen, Inc.	18,200	552,552
Occidental Petroleum Corp.	7,400	569,282
Suncor Energy, Inc.	18,900	894,348

		3,064,860

Paper & Forest Products — 0.2%
Georgia-Pacific Corp.	7,700	244,860

Personal Products — 0.3%
Estee Lauder Cos., Inc. (Class “A” Stock)	6,400	250,432
Gillette Co. (The)	4,800	243,024

		493,456

Pharmaceuticals — 2.3%
AtheroGenics, Inc.(a)	3,850	61,523
Barr Laboratories, Inc.(a)	1,400	68,236
Eli Lilly & Co.	10,900	607,239
K-V Pharmaceutical Co. (Class “A” Stock)(a)	4,550	76,212
Novartis AG, ADR (Switzerland)	17,000	806,480
Pfizer, Inc.	24,800	683,984
Roche Holdings, Ltd. ADR (Switzerland)	9,800	620,389
Salix Pharmaceuticals, Ltd.(a)	4,620	81,589

SEE NOTES TO FINANCIAL STATEMENTS.

B3

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals (cont’d.)
Sanofi-Aventis (France)	2,700	$221,124
Sanofi-Aventis ADR(France)	5,400	221,346
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	5,900	183,726

		3,631,848

Real Estate Investment Trust — 0.2%
Entertainment Properties Trust	2,500	115,000
KKR Financial Corp.(a)	4,730	118,250
SL Green Realty Corp.	1,600	103,200

		336,450

Road & Rail — 0.1%
Old Dominion Freight Lines, Inc.(a)	1,300	34,879
Vitran Corp., Inc.(a)	5,930	93,694

		128,573

Semiconductors & Semiconductor Equipment — 1.5%
02Micro International, Ltd.(a)	7,280	102,284
Applied Materials, Inc.	18,700	302,566
Intel Corp.	23,800	620,228
Marvell Technology Group, Ltd.(a)	9,800	372,792
Maxim Integrated Products, Inc.	9,300	355,353
Microsemi Corp.(a)	3,330	62,604
SiRF Technology Holdings, Inc.(a)	3,330	58,875
SRS Labs, Inc.(a)	13,110	79,971
Texas Instruments, Inc.	12,500	350,875
Ultratech, Inc.(a)	2,800	51,240
Volterra Semiconductor Corp.(a)	3,760	55,986

		2,412,774

Software — 2.0%
Adobe Systems, Inc.	17,100	489,402
Bottomline Technologies, Inc.(a)	4,850	72,604
Computer Associates International, Inc.	8,427	231,574
Electronic Arts, Inc.(a)	8,700	492,507
Epicor Software Corp.(a)	4,710	62,172
Mercury Interactive Corp.(a)	6,400	245,504
Merge Technologies, Inc.(a)	4,610	86,437
Microsoft Corp.	21,100	524,124
NAVTEQ Corp.(a)	5,300	197,054
SafeNet, Inc.(a)	3,360	114,442
SAP AG, ADR (Germany)	7,100	307,430
Sonic Solutions(a)	3,820	71,052
Synplicity, Inc.(a)	12,780	69,140
Ultimate Software Group, Inc. (The)(a)	1,000	16,400
Witness Systems, Inc.(a)	3,850	70,186

		3,050,028

Specialty Retail — 1.0%
Chico’s FAS, Inc.(a)	18,100	620,468
CSK Auto Corp.(a)	4,100	68,388
Design Within Reach, Inc.(a)	1,200	21,720
Guitar Center, Inc.(a)	1,320	77,048

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Specialty Retail (cont’d.)
Jos. A. Bank Clothiers, Inc.(a)	1,862	$80,625
Lowe’s Cos., Inc.	5,300	308,566
PETsMART, Inc.	4,000	121,400
Tuesday Morning Corp.	1,210	38,139
Williams-Sonoma, Inc.(a)	5,400	213,678

		1,550,032

Telecommunications
NTL, Inc.(a)	250	17,105

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(a)	9,700	325,629
NIKE, Inc. (Class “B” Stock)	3,600	311,760

		637,389

Textiles & Apparel — 0.2%
Ashworth, Inc.(a)	8,100	72,981
Phillips-Van Heusen Corp.	4,800	156,912
Stein Mart, Inc.	3,200	70,400

		300,293

Tobacco — 0.4%
Altria Group, Inc.	9,400	607,804

Wireless Telecommunication Services — 0.7%
American Tower Corp. (Class “A” Stock)(a)	7,900	166,058
Nextel Communications, Inc. (Class “A” Stock)(a)	28,400	917,604

		1,083,662

TOTAL COMMON STOCKS
(cost $49,872,207)		61,382,002

WARRANTS & RIGHTS(a) — 0.1%
Capital Goods
Gentek, Inc. expiring 10/31/08 (cost $57; purchased 11/10/03)(h)	444	1,221
Gentek, Inc. expiring 10/31/10 (cost $28; purchased 11/10/03)(h)	216	616

		1,837

Media & Entertainment
XM Satellite Radio, Inc. 144A expiring 03/03/10 (cost $0; purchased 07/11/00)(g)(h)	100	1

Telecommunications — 0.1%
McLeodUSA, Inc. expiring 04/16/07	2,311	11
United Mexican States, expiring 06/01/07	1,300,000	31,850
United Mexican States, expiring 06/30/06	1,300,000	33,150

		65,011

TOTAL WARRANTS & RIGHTS
(cost $85)		66,849

SEE NOTES TO FINANCIAL STATEMENTS.

B4

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS — 21.2%
Aerospace/Defense — 0.4%
Alliant Techsystems, Inc.
Sr. Sub. Notes
8.50%	05/15/11	B2	$75	$80,063
Argo-Tech Corp.
Sr. Notes
9.25%	06/01/11	B3	20	21,700
BE Aerospace, Inc.
Sr. Sub. Notes
8.875%	05/01/11	Caa2	115	120,175
Esterline Technologies Corp.
Sr. Sub. Notes
7.75%	06/15/13	B1	125	132,500
K & F Acquisition, Inc.
Gtd. Notes
7.75%	11/15/14	Caa1	50	51,125
L-3 Communications Corp.
Sr. Sub. Notes
7.625%	06/15/12	Ba3	125	133,125
Sequa Corp.
Sr. Notes
8.875%	04/01/08	B1	100	108,000
Standard Aero Holdings, Inc. 144A
Sr. Sub. Notes(g)
8.25%	09/01/14	Caa1	45	47,475

				694,163

Airlines — 0.1%
AMR Corp.
Debs.
10.00%	04/15/21	Caa2	50	33,250
Notes, M.T.N.
10.40%	03/10/11	Caa2	100	74,500
Continental Airlines, Inc.
Pass-thru Certs., Ser. 98-1B
6.748%	03/15/17	Ba2	39	31,704
Delta Air Lines, Inc.
Notes
8.30%	12/15/29	Ca	125	33,125

				172,579

Automotive — 2.1%
ArvinMeritor, Inc.
Notes
8.75%	03/01/12	Ba2	160	166,800
DaimlerChrysler North America Holding Corp.
Gtd. Notes
3.61%	03/07/07(b)	A3	600	598,093
6.40%	05/15/06	A3	300	305,858
Ford Motor Credit Co.
Notes
7.875%	06/15/10	Baa2	100	98,820
Notes, M.T.N.
3.59%	07/18/05(b)	Baa2	700	698,909
General Motors Acceptance Corp.
Notes
6.125%	09/15/06	Baa2	100	100,072
6.75%	12/01/14	Baa2	25	22,367

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Automotive (cont’d.)
6.875%	09/15/11	Baa2	$750	$692,316
6.875%	08/28/12	Baa2	125	114,427
Goodyear Tire & Rubber Co. (The), 144A
Sr. Notes(g)
9.00%	07/01/15	B3	50	49,125
Lear Corp.
Sr. Gtd. Notes, Ser. B
8.11%	05/15/09	Baa3	50	51,702
Navistar International Corp.
Gtd. Notes
9.375%	06/01/06	Ba3	40	41,400
Tenneco Automotive, Inc.
Sr. Gtd. Notes
8.625%	11/15/14	B3	50	50,250
TRW Automotive
Sr. Notes
9.375%	02/15/13	Ba3	133	147,297
Visteon Corp.
Notes
7.00%	03/10/14	B3	95	78,375
Sr. Notes
8.25%	08/01/10	B3	85	78,625

				3,294,436

Banks — 0.1%
Kazkommerts International BV 144A (Netherland)
Gtd. Notes(g)
7.00%	11/03/09	Baa2	40	40,700
7.875%	04/07/14	Baa2	95	97,375

				138,075

Building Materials & Construction — 0.3%
D.R. Horton, Inc.
Sr. Notes
7.875%	08/15/11	Ba1	200	224,796
Goodman Global Holdings, Inc. 144A
Sr. Notes(g)
6.621%	06/15/12(b)	B3	35	34,475
K Hovnanian Enterprises, Inc.
Gtd. Notes
6.25%	01/15/15	Ba1	50	49,375
KB HOME
Sr. Sub. Notes
8.625%	12/15/08	Ba2	80	86,730
Nortek, Inc.
Sr. Sub. Notes
8.50%	09/01/14	Caa1	100	93,000

				488,376
Cable — 0.5%

Callahan Nordrhein Westfalen
(German) Sr. Disc. Notes, Zero Coupon (until 7/15/05) (cost $158,525; purchased 08/01/01)(h)
Zero	07/15/10(c)	NR	250	22,500
Charter Communications Holdings II LLC
Sr. Notes
10.25%	09/15/10	Caa1	100	101,125

SEE NOTES TO FINANCIAL STATEMENTS.

B5

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Cable (cont’d.)
Charter Communications Holdings LLC
Sr. Disc. Notes, Zero Coupon (until 05/15/06)
Zero	05/15/11	Ca	$150	$99,375
Sr. Notes
10.25%	01/15/10	Ca	175	129,937
Charter Communications Operating LLC, 144A
Sr. Notes(g)
8.375%	04/30/14	B2	50	49,750
CSC Holdings, Inc.
Sr. Notes
7.25%	07/15/08	B1	50	50,125
7.875%	12/15/07	B1	24	24,780
Sr. Notes, Ser. B
8.125%	07/15/09	B1	25	25,313
CSC Holdings, Inc. 144A
Sr. Notes(g)
6.75%	04/15/12	B1	50	47,000
Kabel Deutschland GmbH 144A (Germany)
Sr. Notes(g)
10.625%	07/01/14	B2	75	81,375
Rogers Cablesystems, Inc., (Canada)
Gtd. Notes
11.00%	12/01/15	B2	100	108,000

				739,280

Capital Goods — 1.0%
ALH Finance LLC
Sr. Sub. Notes
8.50%	01/15/13	B3	75	68,719
Allied Waste North America, Inc.
144A, Sr. Notes(g)
7.25%	03/15/15	B2	50	48,375
Sec’d. Notes
5.75%	02/15/11	B2	60	56,100
Sr. Notes
7.875%	04/15/13	B2	50	51,125
8.50%	12/01/08	B2	145	152,068
Blount, Inc.
Sr. Sub. Notes
8.875%	08/01/12	B3	200	214,000
Case New Holland, Inc. 144A
Gtd. Notes(g)
9.25%	08/01/11	Ba3	80	84,000
Flowserve Corp.
Gtd. Notes
12.25%	08/15/10	B2	50	54,000
Great Lakes Dredge & Dock Corp.
Sr. Sub. Notes
7.75%	12/15/13	Caa3	30	22,725
Invensys PLC 144A
Sr. Notes(g)
9.875%	03/15/11	B3	45	42,975
Johnsondiversey Holdings, Inc.
Gtd. Notes
9.625%	05/15/12	B3	30	30,450
Sr. Disc. Notes, Zero Coupon (until 05/15/07)
Zero	05/15/13	Caa1	75	53,344

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Capital Goods (cont’d.)
Manitowoc, Inc.
Sr. Sub. Notes
10.50%	08/01/12	B2	$97	$109,610
Mueller Group, Inc.
Sr. Sub. Notes
10.00%	05/01/12	Caa1	45	47,250
Rexnord Corp.
Sr. Sub. Notes
10.125%	12/15/12	B3	100	109,500
Stena AB
Sr. Notes
7.50%	11/01/13	Ba3	125	123,125
Terex Corp.
144A, Gtd. Notes(g)
7.375%	01/15/14	B3	25	25,875
Gtd. Notes
10.375%	04/01/11	B3	155	168,175
Sr. Sub. Notes
9.25%	07/15/11	B3	45	48,825
United Rentals North America, Inc.
Gtd. Notes
6.50%	02/15/12	B1	100	98,375

				1,608,616

Chemicals — 1.3%
BCI Finance Corp., 144A
Sr. Sec’d. Notes(g)
8.78%	07/15/10(b)	B3	60	59,850
Borden United States Finance Corporation / Borden 144A
Sec’d. Notes(g)
9.00%	07/15/14	B3	50	50,875
Equistar Chemicals LP
Sr. Notes
10.125%	09/01/08	B2	95	102,838
10.625%	05/01/11	B2	55	60,706
Hercules, Inc.
Debs. (cost $151,100; purchased 05/07/03)(h)
6.60%	08/01/27	Ba1	150	151,500
Huntsman Advanced Materials LLC
Sr. Sec’d. Notes
11.00%	07/15/10	NR	60	67,800
Huntsman ICI Chemicals LLC
Sr. Sub. Notes
10.125%	07/01/09	B3	11	11,316
Huntsman LLC
Gtd. Notes
11.625%	10/15/10	B1	50	58,563
IMC Global, Inc.
Debs.
6.875%	07/15/07	B1	100	101,250
Sr. Gtd. Notes
10.875%	06/01/08	Ba3	125	140,625
Sr. Notes
10.875%	08/01/13	Ba3	50	58,625
ISP Chemco, Inc.
Gtd. Notes, Ser. B
10.25%	07/01/11	B1	75	81,750

SEE NOTES TO FINANCIAL STATEMENTS.

B6

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Koppers, Inc.
Gtd. Notes
9.875%	10/15/13	B2	$150	$162,000
Lyondell Chemical Co.
Sec’d. Notes
9.625%	05/01/07	B1	100	106,750
11.125%	07/15/12	B1	50	56,750
Sr. Gtd. Notes
10.50%	06/01/13	B1	150	171,562
Nalco Co.
Sr. Notes
7.75%	11/15/11	B2	130	138,450
Sr. Sub. Notes
8.875%	11/15/13	Caa1	15	16,087
OM Group, Inc.
Gtd. Notes
9.25%	12/15/11	Caa1	35	35,000
PQ Corp. 144A
Gtd. Notes(g)
7.50%	02/15/13	B3	125	122,813
Rhodia SA
Sr. Notes
10.25%	06/01/10	B3	50	53,625
Sr. Sub Notes
8.875%	06/01/11	Caa1	100	96,250
Rockwood Specialties, Inc.
Sr. Sub. Notes
10.625%	05/15/11	B3	50	55,125

				1,960,110

Consumer Services — 0.3%
Coinmach Corp.
Sr. Notes
9.00%	02/01/10	B3	42	43,050
K2, Inc.
Sr. Notes
7.375%	07/01/14	Ba3	50	52,625
Levi Strauss & Co.
Sr. Notes
12.25%	12/15/12	Caa3	100	109,250
Propex Fabrics, Inc.
Sr. Gtd. Notes
10.00%	12/01/12	Caa1	100	95,000
Rayovac Corp.
Sr. Sub. Notes
8.50%	10/01/13	B3	30	31,350
Service Corp. International
144A, Sr. Notes(g)
7.00%	06/15/17	Ba3	125	128,437
Sr. Notes
6.00%	12/15/05	Ba3	10	10,063
Simmons Bedding Co.
Sr. Sub. Notes
7.875%	01/15/14	Caa1	75	64,500

				534,275

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)		Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Financials — 0.6%
European Investment Bank
Notes, M.T.N.
3.00%	09/20/06	Aaa	JPY	2,000	$18,682
General Electric Capital Corp.
Sr. Unsub. Notes
0.10%	12/20/05	Aaa	JPY	11,000	99,229
Sr. Unsub. Notes, M.T.N.
1.40%	11/02/06	Aaa	JPY	74,000	678,884
General Motors Acceptance Corp.
Notes, M.T.N.
4.395%	10/20/05(b)	Baa2		$100	100,085

					896,880

Electric — 1.7%
AES Corp.
Sr. Notes
9.375%	09/15/10	B1		275	311,437
9.50%	06/01/09	B1		25	27,875
AES Eastern Energy LP,
Pass-thru. Certs., Ser. 99-A
9.00%	01/02/17	Ba1		38	43,849
Allegheny Energy Supply Co., LLC 144A
Notes(g)
8.25%	04/15/12	Ba3		30	33,600
Aquila, Inc.
Sr. Notes
9.95%	02/01/11	B2		55	59,675
Calpine Corp. 144A
Sr. Notes(g)
8.75%	07/15/13	Caa1		300	222,000
CMS Energy Corp.
Sr. Notes
7.50%	01/15/09	B1		125	131,562
8.50%	04/15/11	B1		50	55,750
Dynegy Holdings, Inc. 144A
Sec’d Notes(g)
9.875%	07/15/10	B3		50	55,250
Sr. Sec’d. Notes(g)
10.125%	07/15/13	B3		130	146,900
Edison Mission Energy
Sr. Notes
7.73%	06/15/09	B1		50	52,688
Empresa Nacional De Electricidad SA
Notes
8.35%	08/01/13	Ba1		110	127,758
8.625%	08/01/15	Ba1		55	65,726
Homer City Funding LLC
Gtd. Notes
8.137%	10/01/19	Ba2		48	53,760
Midland Funding Corp.
Debs.
13.25%	07/23/06	Ba3		175	185,268
Midwest Generation LLC
Pass-thru Certs., Ser. A (cost $36,577; purchased 09/17/04)(h)
8.30%	07/02/09	B1		35	37,100

SEE NOTES TO FINANCIAL STATEMENTS.

B7

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Electric (cont’d.)
Pass-thru Certs., Ser. B
8.56%	01/02/16	B1	$85	$93,712
Sec’d Notes
8.75%	05/01/34	B1	75	84,000
Nevada Power Co.
Gen. Ref. Mtge
6.50%	04/15/12	Ba2	50	52,250
Notes
10.875%	10/15/09	Ba2	5	5,588
Noteco, Ltd.
Notes
6.6725%	06/30/25(b)	NA	3	6,256
NRG Energy, Inc. 144A(g)
8.00%	12/15/13	B1	153	161,415
Orion Power Holdings, Inc.
Sr. Notes
12.00%	05/01/10	B2	40	47,900
Reliant Resources, Inc.
Sec’d. Notes
9.50%	07/15/13	B1	140	155,400
Sierra Pacific Resources
Sr. Notes
8.625%	03/15/14	B2	40	44,200
TECO Energy, Inc.
Notes
7.50%	06/15/10	Ba2	175	190,750
Texas Genco LLC 144A
Sr. Notes (cost $100,000; purchased 12/8/04)(g)(h)
6.875%	12/15/14	B1	100	105,250
TNP Enterprises, Inc.
Sr. Sub. Notes
10.25%	04/01/10	Ba3	100	105,300
UtiliCorp Canada Finance Corp.
Gtd. Notes (Canada)
7.75%	06/15/11	B2	40	41,200

				2,703,419

Electric Utilities — 0.2%
PG&E Corp.
First Mtge. Notes
3.82%	04/03/06(b)	Baa1	38	38,000
PPL Capital Funding Trust I
Sub. Notes
7.29%	05/18/06	Ba1	275	281,616
TXU Energy Co.
Sr. Notes
3.92%	01/17/06(b)	Baa2	50	49,986

				369,602

Energy – Other — 0.8%
Chesapeake Energy Corp. 144A
Sr. Notes(g)
6.375%	06/15/15	Ba3	200	205,000
El Paso Corp.
Sr. Notes, MTN
7.80%	08/01/31	Caa1	100	97,250

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Energy – Other (cont’d.)
Encore Acquisition Co.
Sr. Sub. Notes
6.25%	04/15/14	B2	$25	$25,313
Evergreen Resources, Inc.
Sr. Sub. Notes
5.875%	03/15/12	Baa3	85	84,453
Forest Oil Corp.
Sr. Notes
8.00%	06/15/08	Ba3	40	42,400
Houston Exploration Co. (The)
Sr. Sub. Notes
7.00%	06/15/13	B2	25	25,813
Magnum Hunter Resources, Inc.
Gtd. Notes
9.60%	03/15/12	B2	10	11,100
Newfield Exploration Co.
Sr. Sub. Notes
8.375%	08/15/12	Ba3	50	54,625
Parker Drilling Co.
Sr. Notes
9.625%	10/01/13	B2	175	197,312
Premcor Refining Group, Inc.
Gtd. Notes
6.75%	05/01/14	Ba3	20	21,550
Sr. Notes
9.50%	02/01/13	Ba3	100	115,000
Sr. Sub. Notes
7.75%	02/01/12	B2	50	54,625
Pride International, Inc.
Sr. Notes
7.375%	07/15/14	Ba2	25	27,437
Stone Energy Corp.
Sr. Sub. Notes
8.25%	12/15/11	B2	90	94,275
Vintage Petroleum, Inc.
Sr. Notes
8.25%	05/01/12	Ba3	50	54,250
Sr. Sub. Notes
7.875%	05/15/11	B1	50	52,750

				1,163,153

Foods — 0.4%
Agrilink Foods, Inc.
Sr. Sub. Notes (cost $23,543; purchased 04/11/00)(h)
11.875%	11/01/08	B3	25	25,844
Ahold Finance USA, Inc.
Notes
8.25%	07/15/10	Ba2	25	27,500
Carrols Corp. 144A
Sr. Sub. Notes(g)
9.00%	01/15/13	B3	50	50,625
Del Monte Corp.
Sr. Sub. Notes
8.625%	12/15/12	B2	100	110,000

SEE NOTES TO FINANCIAL STATEMENTS.

B8

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Foods (cont’d.)
Delhaize America, Inc.
Gtd. Notes.
8.125%	04/15/11	Ba1	$80	$89,727
Dole Food, Inc.
Gtd. Notes
7.25%	06/15/10	B2	35	35,525
Sr. Notes
8.625%	05/01/09	B2	38	40,470
8.875%	03/15/11	B2	18	19,215
Dominos, Inc.
Sr. Sub. Notes
8.25%	07/01/11	B2	18	19,170
Pathmark Stores, Inc.
Gtd. Notes
8.75%	02/01/12	Caa1	50	49,062
Smithfield Foods, Inc.
Sr. Notes
7.00%	08/01/11	Ba2	50	52,625
8.00%	10/15/09	Ba2	70	75,600
Stater Brothers Holdings, Inc.
Sr. Notes
8.125%	06/15/12	B1	25	24,375

				619,738

Gaming — 1.4%
Argosy Gaming Co.
Sr. Sub. Notes
7.00%	01/15/14	B1	50	55,062
9.00%	09/01/11	Ba3	50	54,688
Aztar Corp.
Sr. Sub. Notes
7.875%	06/15/14	Ba3	20	21,150
Boyd Gaming Corp.
Sr. Sub. Notes
8.75%	04/15/12	B1	90	97,763
Caesars Entertainment, Inc.
Sr. Sub. Notes
7.875%	03/15/10	Ba1	150	168,000
8.125%	05/15/11	Ba1	25	28,750
8.875%	09/15/08	Ba1	40	44,650
9.375%	02/15/07	Ba1	45	48,375
Harrah’s Operating Co., Inc.
Bonds (cost $496,291; purchased 5/19/05)(h)
5.625%	06/01/15	Baa3	500	509,274
Isle of Capri Casinos, Inc.
Sr. Sub. Notes
7.00%	03/01/14	B2	50	50,250
Kerzner International, Ltd.
(Bahamas) Sr. Sub. Notes
8.875%	08/15/11	B2	125	133,750
MGM Mirage, Inc.
144A, Sr. Notes(g)
6.625%	07/15/15	Ba2	275	278,094
Gtd. Notes
6.00%	10/01/09	Ba2	260	261,300
9.75%	06/01/07	Ba3	105	113,793

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Gaming (cont’d.)
Mohegan Tribal Gaming Authority
Sr. Sub. Notes
6.375%	07/15/09	Ba3	$50	$51,000
8.00%	04/01/12	Ba3	70	74,900
Penn National Gaming, Inc.
144A Sr. Sub. Notes(g)
6.75%	03/01/15	B3	50	49,625
Station Casinos, Inc.
Sr. Notes
6.00%	04/01/12	Ba3	75	76,125
Wynn Las Vegas LLC
144A, 1st Mtge.(g)
6.625%	12/01/14	B2	110	106,975

				2,223,524

Healthcare & Pharmaceuticals — 1.7%
Alliance Imaging, Inc.
144A Sr. Sub. Notes(g)
7.25%	12/15/12	B3	25	23,625
Concentra Operating Corp.
Gtd. Notes
9.125%	06/01/12	B3	75	79,500
9.50%	08/15/10	B3	50	53,250
Coventry Health Care, Inc.
Sr. Notes
8.125%	02/15/12	Ba1	50	54,000
Elan Finance PLC 144A (Ireland)
Sr. Notes(g)
7.75%	11/15/11	B3	25	21,375
HCA, Inc.
Notes
5.50%	12/01/09	Ba2	75	75,222
6.75%	07/15/13	Ba2	50	52,737
7.125%	06/01/06	Ba2	100	102,144
8.36%	04/15/24	Ba2	100	111,834
9.00%	12/15/14	Ba2	50	59,914
HEALTHSOUTH Corp.
Notes
7.625%	06/01/12	NR	100	97,000
Sr. Sub. Notes
8.50%	02/01/08	NR	125	127,187
Iasis Healthcare LLC
Sr. Sub. Notes
8.75%	06/15/14	B3	40	43,400
Inverness Medical Innovations, Inc.
Sr. Sub. Notes
8.75%	02/15/12	Caa1	60	59,550
Magellan Health Services, Inc.
Sr. Notes
9.375%	11/15/08	B3	213	227,252
Medco Health Solutions, Inc.
Sr. Notes
7.25%	08/15/13	Ba1	55	61,913
Medical Device Manufacturing, Inc. 144A
Gtd. Notes, Ser. B(g)
10.00%	07/15/12	Caa1	100	107,500

SEE NOTES TO FINANCIAL STATEMENTS.

B9

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Healthcare & Pharmaceuticals (cont’d.)
MedQuest, Inc.
Sr. Sub. Notes, Ser. B
11.875%	08/15/12	Caa1	$150	$141,750
NeighborCare, Inc.
Sr. Sub. Notes
6.875%	11/15/13	Ba3	35	36,575
OMEGA Healthcare Investors, Inc.
Notes
6.95%	08/01/07	B1	100	101,000
Psychiatric Solutions, Inc.
144A, Sr. Sub. Notes(g)
7.75%	07/15/15	B3	50	50,000
Res-Care, Inc.
Gtd. Notes
10.625%	11/15/08	B2	190	202,825
Select Medical Corp. 144A
Sr. Sub. Notes(g)
7.625%	02/01/15	B3	35	34,650
Senior Housing Properties Trust
7.875%	04/15/15	Ba2	50	53,500
Sr. Notes
8.625%	01/15/12	Ba2	50	55,875
Tenet Healthcare Corp.
144A, Sr. Notes(g)
9.25%	02/01/15	B3	75	77,813
Sr. Notes
6.375%	12/01/11	B3	50	47,625
6.50%	06/01/12	B3	15	14,250
Ventas Realty LP
144A, Sr. Notes(g)
7.125%	06/01/15	Ba3	75	78,000
Sr. Notes
6.625%	10/15/14	Ba3	75	75,375
9.00%	05/01/12	Ba3	85	97,750
Warner Chilcott Corp. 144A
Gtd. Notes(g)
8.75%	02/01/15	Caa1	175	170,188

				2,594,579

Lodging — 0.8%
Felcor Lodging LP
Sr. Notes
7.78%	06/01/11(b)	B1	50	51,500
9.00%	06/01/11	B1	50	54,625
Felcor Suites LP
Gtd. Sr. Notes
7.625%	10/01/07	B1	75	78,000
HMH Properties, Inc.
Sr. Notes, Ser. B
7.875%	08/01/08	Ba3	12	12,180
Host Marriott L.P
Gtd. Notes
9.50%	01/15/07	Ba3	150	159,000
Sr. Notes
7.00%	08/15/12	Ba3	100	103,750
7.125%	11/01/13	Ba3	120	125,100

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Lodging (cont’d.)
ITT Corp.
Debs.
7.375%	11/15/15	Ba1	$175	$194,687
John Q Hammons Hotels, Inc.
1st Mtge, Notes, Ser. B
8.875%	05/15/12	B2	25	27,250
La Quinta Properties, Inc.
Sr. Notes
8.875%	03/15/11	Ba3	125	135,156
Royal Caribbean Cruises, Ltd.
Debs.
7.25%	03/15/18	Ba1	45	49,500
Sr. Notes
6.875%	12/01/13	Ba1	25	26,625
8.00%	05/15/10	Ba1	100	110,750
Starwood Hotels & Resorts Worldwide, Inc.
Sr. Notes
7.375%	05/01/07	Ba1	120	125,400
7.875%	05/01/12	Ba1	55	62,013

				1,315,536

Media & Entertainment — 1.5%
AMC Entertainment, Inc.
Gtd. Notes
8.625%	08/15/12	B2	75	76,875
Sr. Sub. Notes
8.00%	03/01/14	B3	35	31,062
CanWest Media, Inc. (Canada)
Sr. Notes, Ser. B
7.625%	04/15/13	Ba3	5	5,350
Sr. Sub. Notes
10.625%	05/15/11	B2	100	109,125
Dex Media East LLC
Gtd. Notes
12.125%	11/15/12	B2	151	180,822
Dex Media West LLC
Sr. Sub. Notes
9.875%	08/15/13	B2	159	181,260
Dex Media, Inc.
Notes
8.00%	11/15/13	B3	70	74,375
DIRECTV Holdings LLC
Sr. Notes
8.375%	03/15/13	Ba2	52	57,590
EchoStar DBS Corp.
Sr. Gtd. Notes
6.625%	10/01/14	Ba3	75	74,063
Entercom Radio LLC
Gtd. Notes
7.625%	03/01/14	Ba2	25	26,063
Gray Television, Inc.
Sr. Sub. Notes
9.25%	12/15/11	B1	125	135,625
Intelsat Bermuda, Ltd. 144A
Sr. Notes(g)
8.25%	01/15/13	B2	140	144,550

SEE NOTES TO FINANCIAL STATEMENTS.

B10

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Media & Entertainment (cont’d.)
Intrawest Corp. (Canada)
Sr. Notes
7.50%	10/15/13	B1	$75	76,969
Medianews Group, Inc.
Sr. Sub. Notes
6.875%	10/01/13	B2	75	74,344
Morris Publishing Group LLC
Gtd. Notes
7.00%	08/01/13	Ba3	25	24,375
New Skies Satellites NV 144A (Netherlands)
Sr. Notes(g)
8.539%	11/01/11(b)	B3	25	25,500
Sr. Sub. Notes(g)
9.125%	11/01/12	Caa1	25	24,813
Paxson Communications Corp.
Gtd. Notes
10.75%	07/15/08	Caa1	125	123,125
PRIMEDIA, Inc.
Sr. Notes
8.643%	05/15/10(b)	B2	75	78,375
Quebecor Media, Inc. (Canada)
Sr. Disc. Notes, Zero Coupon (until 7/15/06)
Zero	07/15/11	B2	150	150,937
R.H. Donnelley Corp. 144A
Sr. Sub. Notes(g)
10.875%	12/15/12	B2	150	174,375
Six Flags, Inc.
Sr. Notes
9.625%	06/01/14	Caa1	60	56,100
Sun Media Corp. (Canada)
Gtd. Notes
7.625%	02/15/13	Ba3	175	185,281
Universal City Florida Holding Co.
Sr. Notes
8.375%	05/01/10	B3	75	78,187
Vail Resorts, Inc.
Sr. Sub. Notes
6.75%	02/15/14	B2	60	60,900
Vertis, Inc.
Sec’d. Notes
9.75%	04/01/09	B3	105	109,200

				2,339,241

Metals — 0.7%
Arch Western Finance LLC
Sr. Notes
6.75%	07/01/13	Ba3	75	77,438
Century Aluminum Co.
Gtd. Notes
7.50%	08/15/14	B1	100	98,750
Chaparrel Steel Co. 144A
Sr. Unsec’d. Notes(g)
10.00%	07/15/13	B1	40	40,200
CSN Islands VII Corp. 144A
Gtd. Notes(g)
10.75%	09/12/08	B1	80	89,600

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Metals (cont’d.)
Foundation Pennsylvania Coal Co.
Sr. Notes
7.25%	08/01/14	B1	$75	$78,750
Ispat Inland ULC
Sr. Sec’d. Notes
9.75%	04/01/14	Ba1	159	185,235
Novelis, Inc. 144A
Sr. Notes(g)
7.25%	02/15/15	B1	175	175,656
Oregon Steel Mills, Inc.
Gtd. Notes
10.00%	07/15/09	B1	145	156,237
Ryerson Tull. Inc.
Sr. Notes
8.25%	12/15/11	B2	45	39,150
United States Steel Corp.
Sr. Notes
9.75%	05/15/10	Ba2	50	54,000
United States Steel LLC
Sr. Notes
10.75%	08/01/08	Ba2	50	55,500
Wise Metals Group LLC
Sr. Sec’d. Notes
10.25%	05/15/12	B2	25	21,000

				1,071,516

Non Captive Finance
Residential Capital Corp. 144A
Notes(g)
6.375%	06/30/10	Baa2	50	50,241

Oil & Gas Exploration & Production — 0.4%
Pemex Project Funding Master Trust
Gtd. Notes
8.625%	02/01/22	Baa1	250	308,125
Pemex Project Funding Master Trust 144A
Gtd. Notes
9.25%	03/30/18	Baa1	250	322,500

				630,625

Packaging — 0.6%
AEP Industries, Inc. 144A
Sr. Notes(g)
7.875%	03/15/13	B2	70	70,155
Anchor Glass Container Corp.
11.00%	02/15/13	B2	55	42,900
Berry Plastics Corp.
Gtd. Notes
10.75%	07/15/12	B3	100	109,125
Crown European Holdings SA
Notes
9.50%	03/01/11	B1	100	110,500
Graham Packaging Co., Inc. 144A
Sr. Notes(g)
8.50%	10/15/12	Caa1	25	25,250
Sr. Sub. Notes(g)
9.875%	10/15/14	Caa2	100	100,250

SEE NOTES TO FINANCIAL STATEMENTS.

B11

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Packaging (cont’d.)
Greif Brothers Corp.
Sr. Sub. Notes
8.875%	08/01/12	B1	$175	$188,125
Owens-Brockway Glass Container
Sr. Gtd. Sec’d. Notes
8.75%	11/15/12	B1	215	237,037
Silgan Holdings, Inc.
Sr. Sub. Notes
6.75%	11/15/13	B1	50	51,500

				934,842

Paper — 0.7%
Abitibi-Consolidated, Inc.
Gtd. Notes
5.25%	06/20/08	Ba3	50	48,000
Ainsworth Lumber Co. Ltd. (Canada)
Sr. Gtd. Notes
7.25%	10/01/12	B2	10	9,525
Sr. Notes
6.75%	03/15/14	B2	25	22,750
Caraustar Industries, Inc.
Sr. Sub. Notes
9.875%	04/01/11	Caa1	25	25,188
Cascades, Inc. (Canada)
144A, Sr. Notes(g)
7.25%	02/15/13	Ba3	25	24,437
Sr. Notes
7.25%	02/15/13	Ba3	70	68,425
Cellu Tissue Holdings, Inc.
Sec’d Notes
9.75%	03/15/10	B2	125	126,875
Georgia-Pacific Corp.
Notes
8.125%	05/15/11	Ba3	30	33,825
8.875%	05/15/31	Ba3	100	123,750
Notes (cost $76,560; purchased 05/13/04)(h)
7.50%	05/15/06	Ba3	75	76,875
Jefferson Smurfit Corp.
Gtd. Notes
7.50%	06/01/13	B2	50	47,750
8.25%	10/01/12	B2	125	125,625
Mercer International, Inc.
Sr. Notes
9.25%	02/15/13	Caa1	25	20,000
Millar Western Forest Products, Ltd.
Sr. Notes
7.75%	11/15/13	B2	65	60,938
Norampac, Inc.
Sr. Notes
6.75%	06/01/13	Ba2	75	75,187
Norske Skog Canada, Ltd.
Sr. Notes
7.375%	03/01/14	Ba3	75	73,500
Smurfit-Stone Container Corp.
Sr. Notes
8.375%	07/01/12	B2	25	25,250
9.75%	02/01/11	B2	25	26,438

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Paper (cont’d.)
Tembec Industries, Inc.
Gtd. Notes
7.75%	03/15/12	B3	$130	$95,550

				1,109,888

Pipelines & Other — 0.9%
El Paso Corp.
Sr. Notes
7.00%	05/15/11	Caa1	465	463,838
El Paso Production Holding Co.
Gtd. Notes
7.75%	06/01/13	B3	150	160,125
Inergy LP 144A
Sr. Notes(g)
6.875%	12/15/14	B1	50	48,625
Pacific Energy Partners Finance
Sr. Notes
7.125%	06/15/14	Ba2	25	26,031
Tennessee Gas Pipeline Co.
Debs.
7.00%	03/15/27	B1	90	93,960
7.00%	10/15/28	B1	50	51,041
7.625%	04/01/37	B1	145	157,073
TransMontaigne, Inc.
Sr. Sub. Notes
9.125%	06/01/10	B3	35	36,400
Williams Cos., Inc.
Notes
7.125%	09/01/11	B1	225	243,000
8.125%	03/15/12	B1	40	45,400

				1,325,493

Retailers — 0.5%
Asbury Automotive Group, Inc. 144A
Sr. Sub. Notes(g)
8.00%	03/15/14	B3	25	24,125
AutoNation, Inc.
Gtd. Notes
9.00%	08/01/08	Ba2	35	38,238
Group 1 Automotive, Inc.
Sr. Sub. Notes
8.25%	08/15/13	B1	75	75,750
JC Penney Co., Inc.
Debs.
7.40%	04/01/37	Ba1	235	253,800
Jean Coutu Group (PJC), Inc. (The)
Sr. Notes
7.625%	08/01/12	B2	50	51,625
Sr. Sub. Notes
8.50%	08/01/14	B3	45	44,437
Pantry, Inc. (The)
Sr. Sub. Notes
7.75%	02/15/14	B3	85	86,700
Saks, Inc.
Gtd. Notes
7.375%	02/15/19	B2	80	80,000

SEE NOTES TO FINANCIAL STATEMENTS.

B12

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Retailers (cont’d.)
Sonic Automotive, Inc.
Sr. Sub. Notes
8.625%	08/15/13	B2	$40	$40,400

				695,075

Technology — 0.7%
Amkor Technology, Inc.
Sr. Notes
7.125%	03/15/11	B3	25	21,625
Flextronics International, Ltd.
Sr. Sub. Notes
6.25%	11/15/14	Ba2	150	148,875
6.50%	05/15/13	Ba2	40	41,400
Freescale Semiconductor, Inc.
Sr. Notes
6.875%	07/15/11	Ba2	100	106,000
Iron Mountain, Inc.
Gtd. Notes
8.625%	04/01/13	Caa1	95	98,325
Nortel Networks Corp.
Sr. Gtd. Notes
4.25%	09/01/08	B3	25	23,313
Nortel Networks, Ltd. (Canada)
Conv. Notes
6.125%	02/15/06	B3	115	115,719
Sanmina-SCI Corp.
144A, Sub. Notes(g)
6.75%	03/01/13	B1	75	71,625
Gtd. Notes
10.375%	01/15/10	Ba2	75	83,250
Seagate Technology Hdd Holdings
Gtd. Notes
8.00%	05/15/09	Ba2	150	159,562
UGS Corp.
Sr. Gtd. Notes
10.00%	06/01/12	B3	100	111,000
Unisys Corp.
Sr. Notes
8.125%	06/01/06	Ba1	75	76,687

				1,057,381

Telecommunications — 1.5%
Alamosa Delaware, Inc.
Gtd. Notes
11.00%	07/31/10	Caa1	50	56,063
AT&T Corp.
Sr. Notes
9.05%	11/15/11	Ba1	85	97,962
Centennial Communications Corp.
Sr. Notes
8.125%	02/01/14	B3	25	26,625
Cincinnati Bell, Inc.
Sr. Sub. Notes
8.375%	01/15/14	B3	60	61,500
Citizens Communications Co.
Notes
9.25%	05/15/11	Ba3	105	117,206

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sr. Notes
6.25%	01/15/13	Ba3	$40	$38,700
Dobson Cellular Systems, Inc. 144A
Sec’d. Notes(g)
7.96%	11/01/11(b)	B2	25	26,000
8.375%	11/01/11	B2	25	26,250
Eircom Funding (Ireland)
Gtd. Notes
8.25%	08/15/13	B1	40	43,400
Hawaiian Telcom Communications, Inc. 144A
Sr. Notes(g)
8.914%	05/01/13(b)	B3	25	25,750
9.75%	05/01/13	B3	25	26,500
Sr. Sub. Notes(g)
12.50%	05/01/15	Caa1	100	106,500
MCI, Inc.
Sr. Notes
7.688%	05/01/09	B2	225	234,281
8.735%	05/01/14	B2	55	61,669
Nextel Communications, Inc.
Sr. Notes
5.95%	03/15/14	Ba3	50	51,938
Qwest Communications International, Inc.
144A, Sr. Notes(g)
7.50%	02/15/14	B3	50	47,313
Qwest Corp.
Sr. Notes
7.625%	06/15/15	Ba3	500	510,625
Qwest Corp. 144A
Sr. Notes(g)
7.875%	09/01/11	Ba3	100	104,250
Qwest Services Corp.
Sec’d. Notes
13.50%	12/15/10	Caa1	413	477,015
Rogers Wireless Communications, Inc. (Canada)
Sec’d. Notes
9.625%	05/01/11	Ba3	95	111,506
Ubiquitel Operating Co.
Sr. Note
9.875%	03/01/11	Caa1	75	82,312
US Unwired, Inc.
Sec’d Notes
7.66%	06/15/10(b)	B2	25	25,688

				2,359,053

Tobacco
RJ Reynolds Tobacco Holdings, Inc.
144A, Notes(g)
6.50%	07/15/10	Ba2	25	24,938

TOTAL CORPORATE BONDS (cost $32,420,658)				33,114,634

			Shares
PREFERRED STOCKS
Telecommunications
McLeodUSA, Inc., Ser. A
(cost $233,839)			1,043	240

SEE NOTES TO FINANCIAL STATEMENTS.

B13

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)		Value (Note 2)
CONVERTIBLE BOND
Capital Goods
Tyco International Group SA 144A(g)
3.125%	01/15/23	Baa3
(cost $20,000)				$20	$27,650

FOREIGN GOVERNMENT OBLIGATIONS — 5.1%
Federal Republic of Brazil
11.00%	08/17/40	B1		200	240,600
12.00%	04/15/10	B1		300	364,500
French Government Bond
4.75%	04/25/35	Aaa	EUR	700	1,008,478
German Government Bond
6.50%	07/04/27	Aaa	EUR	900	1,564,542
Panamanian Government Bonds
9.625%	02/08/11	Ba1		250	298,750
Republic of Italy
0.375%	10/10/06	Aa2	JPY	3,000	27,171
Russian Federation
5.00%	03/31/30	Baa3		750	836,250
United Kingdom Treasury Stock
4.75%	06/07/10	Aaa	EUR	1,000	1,846,347
5.00%	03/07/12	AAA(e)	EUR	100	188,308
5.00%	09/07/14	Aaa	EUR	700	1,333,831
United Mexican States
8.125%	12/30/19	Baa1		170	208,675

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $7,804,269)					7,917,452

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Bear Stearns Alt-A Trust
Ser. 2005-4, Class 23A2
5.446%	05/25/35	Aaa		291	294,475
Commercial Mortgage Pass-Through Cert
Ser. 2005-F10A, Class M0A1
3.40%	03/15/20(b)	Aaa		600	599,868
Fanniemae Grantor Trust
Ser. 2005-T3, Class A1A
3.36%	07/25/35	NA		300	300,094
Ocwen Mortgage Loan Asset Backed Certificates
Ser. 1998-OFS3, Cl. A
3.71%	10/25/29(b)	AAA(e)		3	3,090
Structured Asset Mortgage Investments, Inc.
4.114%	02/25/30(b)	Aaa		14	14,183
Washington Mutual, Inc.
Ser. 2003-R1, Class A1
3.36%	12/25/27(b)	Aaa		1,007	1,005,804

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,217,803)					2,217,514

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Small Business Administration
Gtd. Notes
7.59%	01/01/20	Aaa		258	283,047
Small Business Investment Cos.
8.017%	02/10/10	Aaa		166	179,017

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $423,859)					462,064

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
U.S. GOVERNMENT SECURITIES — 8.9%
United States Treasury Bonds
6.00%	02/15/26		$2,800	$3,449,905
6.25%	08/15/23		100	124,621
7.125%	02/15/23		100	135,141
8.875%	08/15/17		50	72,670
9.00%	11/15/18		1,000	1,493,984
9.125%	05/15/18		600	897,586
United States Treasury Notes
1.625%	01/15/15		713	710,646
1.875%	07/15/13		1,059	1,081,934
2.00%	01/15/14		1,369	1,409,940
3.125%	01/31/07		100	99,211
3.375%	09/15/09		1,100	1,085,262
3.75%	03/31/07		700	701,066
6.00%	08/15/09	Aaa	2,200	2,387,086
United States Treasury, TIPS
3.375%	01/15/07(d)		246	253,398

TOTAL U.S. GOVERNMENT SECURITIES (cost $13,586,616)				13,902,450

MORTGAGE BACKED SECURITIES — 22.6%
Federal Home Loan Mortgage Corp.
3.67%	11/15/30(b)		26	25,744
Federal National Mortgage Assn.,
4.001%	TBA		6,000	5,876,250
4.288%	05/01/36(b)		272	276,941
4.50%	08/01/33-05/01/35		1,734	1,696,921
4.501%	TBA		3,000	2,933,436
5.00%	01/01/19		181	183,180
5.50%	03/01/34-05/01/35		16,697	16,935,385
5.501%	TBA		4,500	4,560,471
6.00%	11/01/32		279	285,964
6.228%	08/01/29(b)		56	56,775
6.50%	06/01/18-10/01/32		503	523,088
6.875%	08/01/09		945	1,022,105
Government National Mortgage Assn.
3.375%	04/20/27(b)		139	141,665
3.75%	08/20/24(b)		11	11,181
4.125%	10/20/27(b)		47	47,776
4.125%	11/20/29(b)		72	72,773
7.50%	02/20/30		503	532,993
8.00%	08/20/31		14	14,885
8.50%	02/20/26-04/20/31		65	70,988

TOTAL MORTGAGE BACKED SECURITIES (cost $34,996,111)				35,268,521

MUNICIPAL BONDS — 1.5%
Golden State Tobacco Securitization Corp.
Ser. 2003-A-1
6.25%	06/01/33	Baa3	300	327,951
Massachusetts St. Wtr. Res. Auth.
Ser. 1080
7.47%	08/01/32(b)	NR	125	138,078
Michigan St. Bldg. Auth. Rev.
5.25%	10/15/11	Aaa	400	444,616
New Jersey St. Trans. Trust Fund Auth.
Ser. 1044
7.37%	06/15/12(b)	NR	300	354,102
San Antonio, Texas Water Rev.
5.00%	05/15/25	Aaa	500	529,805

SEE NOTES TO FINANCIAL STATEMENTS.

B14

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
MUNICIPAL BONDS (Continued)
Tobacco Settlement Financing Corp.
5.875%	05/15/39	Baa3	$290	$301,768
6.375%	06/01/32	Baa3	250	269,445

TOTAL MUNICIPAL BONDS (cost $2,143,062)				2,365,765

TOTAL LONG-TERM INVESTMENTS (cost $143,718,509)				156,725,141

SHORT-TERM INVESTMENTS — 7.7%
CORPORATE BONDS — 1.2%
Diversified Financials — 1.0%
Unicredito Italiano SpA
3.037%	07/07/05	NR	1,500	1,500,008

Energy — 0.2%
Carolina Power & Light Co.
3.67%	10/11/05	NR	300	296,880

TOTAL CORPORATE BONDS (cost $1,796,888)				1,796,888

U.S. GOVERNMENT SECURITIES — 0.4%
United States Treasury Bills
2.92%	09/01/05	Aaa	10	9,949
2.928%	09/01/05	Aaa	15	14,923
2.945%	09/15/05	Aaa	65	64,588
2.9475%	09/15/05	Aaa	60	59,620
2.985%	09/15/05	Aaa	500	496,835

TOTAL U.S. GOVERNMENT SECURITIES (cost $645,946)				645,915

REPURCHASE AGREEMENT — 2.0%
State Street Bank & Trust Co.,
2.50%,	07/01/05(f)
(cost $3,135,558)			3,136	3,135,558

			Contracts
OUTSTANDING OPTIONS PURCHASED
Call Options
United States Treasury Bonds Futures, expiring 8/26/05 @ $120.0			20	19,063

Put Options
United States Treasury 5 Yr. Futures, expiring 8/26/05 @ $103.0			50	781
Euro Futures, expiring 12/19/05 @ $93.0			25	125
Euro Futures, expiring 12/19/05 @ $93.75			260	650

Interest Rate	Maturity Date	Moody’s Rating	Contracts	Value (Note 2)
Euro Futures, expiring 12/19/05 @ $94.0			50	$125

				1,681

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $2,661)				20,744

			Shares
MUTUAL FUND — 4.1%
Dryden Core Investment Fund — Taxable Money Market Series(i)
(cost $6,380,329)			6,380,329	6,380,329

TOTAL SHORT-TERM INVESTMENTS (cost $11,961,382)				11,979,434

TOTAL INVESTMENTS, BEFORE SHORT SALES AND OUTSTANDING OPTIONS WRITTEN — 108.1% (cost $155,679,891; Note 6)				168,704,575

			Principal Amount (000)
INVESTMENTS SOLD SHORT — (4.5%)
United States Treasury Notes
3.625%	05/15/13	Aaa	$4,800	(4,738,877)
6.00%	08/15/09	Aaa	2,200	(2,387,086)

TOTAL INVESTMENTS SOLD SHORT (Proceeds received $(7,063,670))				(7,125,963)

			Notional (000)
OUTSTANDING OPTIONS WRITTEN
Call Options
Swap Option 3 month LIBOR, expiring 9/23/05 @ $4.0			2,900	(9,999)
Swap Option 3 month LIBOR, expiring 9/23/05 @ $4.0			600	(2,069)

				(12,068)

Put Options
Swap Option, expiring 9/23/05 @ $7.0			600	0

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium received $(65,212))				(12,068)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT(j) 103.6% (cost $148,551,009; Note 6)				$161,566,544
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (3.6)%				(5,558,792)

TOTAL NET ASSETS — 100%				$156,007,752

SEE NOTES TO FINANCIAL STATEMENTS.

B15

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities purchased on a forward commitment basis
TIPS	U.S. Treasury Inflation Protected Security

(a)	Non-income producing security.

(b)	Rate shown reflects current rate of variable instruments.

(c)	Issuer in default.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	State Street Repurchase Agreement, repurchase price $3,135,776 due 07/01/05. The value of the collateral including accrued interest was $3,212,445. The collateral consists of US Treasury or federal agency obligations.

(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $1,042,681. The aggregate value, $930,181 represents .60% of the net assets.

(i)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(j)	As of June 30, 2005, 2 securities representing $558,007 and 0.33% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts, interest rate swaps, and credit default swaps of:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
63	Eurodollar	Dec 05	$15,151,291	$15,124,725	$(26,566)
11	Eurodollar	Dec 06	2,640,963	2,638,763	(2,200)
59	U.S. Treasury 5Yr Notes	Sep 05	6,427,216	6,424,547	(2,669)
Short Positions:
44	U.S. Treasury 10Yr Notes	Sep 05	4,980,937	4,992,625	(11,688)
21	U.S. Treasury Bonds	Sep 05	2,451,375	2,493,750	(42,375)

					$(85,498)

Forward foreign currency contracts outstanding at June 30, 2005:

Forward Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Bought:
Euro expiring 07/14/05	$31,048	$30,912	$(136)
Pound Sterling expiring 07/19/05	78,195	76,986	(1,209)
Pound Sterling expiring 07/19/05	774,381	759,116	(15,265)
Japanese Yen expiring 07/1/05	82,461	81,154	(1,307)
Japanese Yen expiring 07/1/05	64,114	63,120	(994)
Sold:
Euro expiring 07/26/05	1,993,767	1,993,695	72
Euro expiring 07/26/05	433,494	432,411	1,083
Pound Sterling expiring 07/14/05	31,048	30,442	606
Pound Sterling expiring 07/19/05	4,023,241	3,960,291	62,950
Japanese Yen expiring 07/1/05	128,335	126,520	1,815

			$47,615

SEE NOTES TO FINANCIAL STATEMENTS.

B16

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest rate swaps agreement outstanding at June 30, 2005:

Diversified Conservative Growth Portfolio Interest Rate Swaps:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays(b)	09/15/10	GBP	600	5.00%	6 month LIBOR	8,954
Barclays(a)	06/18/34	GBP	300	5.00%	6 month LIBOR	(3,453)
Barclays(b)	12/15/10		$1,100	4.00%	3 month LIBOR	1,461
RBS Greenwich	12/15/10		$1,600	4.00%	3 month LIBOR	5,837
Goldman Sachs(a)	12/15/07		$1,000	4.00%	3 month LIBOR	(2,071)
Goldman Sachs(a)	12/15/12		$600	5.00%	3 month LIBOR	(6,284)
Merrill Lynch(a)	12/15/14	EUR	3,700	4.00%	6 month LIBOR	(64,147)
Lehman Brothers(b)	12/15/15		$5,700	5.00%	3 month LIBOR	3,271
UBS AG (a)	12/15/15		$300	5.00%	3 month LIBOR	1,087

						(55,345)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swaps agreements outstanding at June 30, 2005:

Diversified Conservative Growth Portfolio Credit Default Swaps:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley	12/20/08	$200	0.26%	Allstate Corp. (The), 6.125%, due 2/15/12	(863)
UBS AG	12/20/08	$200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	1,267
Goldman Sachs(b)	06/20/10	$2,200	0.40%	Dow Jones CDX NA IG4 Index	(4,728)
Bear Stearns(b)	06/20/10	$900	0.40%	Dow Jones CDX NA IG4 Index	673
Bank of America, N.A	06/20/10	$1,000	0.40%	Dow Jones CDX NA IG4 Index	7,611
Citigroup	12/20/08	$200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(470)
Bank of America, N.A	12/20/08	$100	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	(68)
Barclays	12/20/08	$200	0.16%	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	(484)
Morgan Stanley	12/20/08	$100	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	82
Citigroup	12/20/08	$100	0.29%	FedEx Corp., 7.25%, due 2/15/11	(232)
Lehman Brothers	12/20/08	$100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,778)
Bear Stearns	12/20/08	$200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(514)
Merrill Lynch	12/20/08	$100	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(343)
Lehman Brothers	12/20/08	$200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(268)
Lehman Brothers	12/20/08	$100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,161)
Lehman Brothers	12/20/08	$100	0.30%	Masco Corp., 5.875%, due 7/15/12	(97)
Lehman Brothers	12/20/08	$100	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(944)
Lehman Brothers	06/20/09	$400	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(2,025)
Lehman Brothers	12/20/08	$100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	1,277
Merrill Lynch(b)	03/20/07	$200	0.61%	Russian Federation, 5.00%, due 3/31/30	20
CS First Boston(b)	09/07/05	$100	0.55%	Russian Feferation, 5.00%, due 3/31/30	34
Lehman Brothers	12/20/08	$200	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	(46)
Barclays	12/20/08	$100	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(1,576)
Citigroup	12/20/08	$300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(471)
Lehman Brothers	12/20/08	$100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	712

					(4,392)

(a)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

B17

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Mortgage Backed Securities	22.6%
U.S. Government Securities	9.3%
Foreign Government Obligations	5.1%
Money Market Mutual Fund	4.1%
Diversified Financial Services	3.3%
Health Care Providers & Services	2.4%
Pharmaceuticals	2.3%
Automobiles	2.1%
Media & Entertainment	2.0%
Repurchase Agreement	2.0%
Software	2.0%
Oil, Gas & Consumable Fuels	1.9%
Chemicals	1.8%
Capital Markets	1.7%
Electric	1.7%
Healthcare & Pharmaceuticals	1.7%
Internet Software & Services	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Telecommunications	1.5%
Municipal Bonds	1.5%
Energy Equipment & Services	1.5%
Gaming	1.4%
Collateralized Mortgage Obligations	1.4%
Insurance	1.4%
Biotechnology	1.3%
Commercial Services & Supplies	1.2%
Metals & Mining	1.1%
Industrial Conglomerates	1.1%
Health Care Equipment & Supplies	1.1%
Capital Goods	1.1%
Computers & Peripherals	1.0%
Specialty Retail	1.0%
Hotels, Restaurants & Leisure	1.0%
Communications Equipment	1.0%
Paper & Forest Products	0.9%
Pipelines & Other	0.9%
Lodging	0.8%
Aerospace & Defense	0.8%
Food & Staples Retailing	0.8%
Energy—Other	0.7%
Consumer Finance	0.7%
Wireless Telecommunication Services	0.7%
Technology	0.7%

Household Durables	0.7%
Multi-line Retail	0.6%
Electric Utilities	0.6%
Packaging	0.6%
Commercial Banks	0.5%
Electronic Equipment & Instruments	0.5%
Cable	0.5%
Food Products	0.5%
Retailers	0.4%
Aerospace/Defense	0.4%
Household Products	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Tobacco	0.4%
Oil & Gas Exploration & Production	0.4%
Foods	0.4%
Internet & Catalog Retail	0.4%
IT Services	0.4%
Diversified Telecommunication Services	0.4%
U.S. Government Agency Obligations	0.3%
Oil & Gas	0.3%
Consumer Services	0.3%
Personal Products	0.3%
Building Materials & Construction	0.3%
Office Electronics	0.3%
Independent Power Producers & Energy Traders	0.2%
Real Estate Investment Trust	0.2%
Beverages	0.2%
Textiles & Apparel	0.2%
Energy	0.2%
Multi-Utilities	0.2%
Airlines	0.1%
Banks	0.1%
Building Products	0.1%
Road & Rail	0.1%
Distributors	0.1%
Gas Utilities	0.1%
Warrants & Rights	0.1%
Put Options	0.0%
Investments Sold Short	(4.5)%

103.6%
Other Liabilities in excess of other assets	(3.6)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B18

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 95.9%		Value
COMMON STOCKS	Shares
Aerospace & Defense — 1.9%
Northrop Grumman Corp.	70,800	$3,911,700

Biotechnology — 3.3%
Genentech, Inc.(a)	81,300	6,526,764

Capital Markets — 3.9%
Merrill Lynch & Co., Inc.	77,200	4,246,772
The Charles Schwab Corp.	311,100	3,509,208

		7,755,980

Chemicals — 1.9%
E. I. du Pont de Nemours & Co.	88,900	3,823,589

Commercial Services & Supplies — 2.3%
Waste Management, Inc.	163,300	4,627,922

Computers & Peripherals — 2.0%
Apple Computer, Inc.(a)	106,800	3,931,308

Consumer Finance — 2.4%
American Express Co.	91,600	4,875,868

Diversified Telecommunication Services — 1.5%
SBC Communications, Inc.	122,500	2,909,375

Energy Equipment & Services — 5.6%
GlobalSantaFe Corp.	133,300	5,438,640
Halliburton Co.	121,700	5,819,694

		11,258,334

Food Products — 2.4%
Cadbury Schweppes, ADR (United Kingdom)	126,300	4,841,079

Food & Staples Retailing — 4.7%
Kroger Co.(a)	236,300	4,496,789
Whole Foods Market, Inc.	41,600	4,921,280

		9,418,069

Health Care Providers & Services — 6.9%
Caremark Rx, Inc.(a)	89,800	3,997,896
CIGNA Corp.	48,900	5,233,767
Unitedhealth Group, Inc.	86,900	4,530,966

		13,762,629

Hotels, Restaurants & Leisure — 1.6%
Starbucks Corp.(a)	62,600	3,233,916

Independent Power Producers & Energy Traders — 3.0%
TXU Corp.	73,400	6,098,806

Industrial Conglomerates — 5.0%
General Electric Co.	157,000	5,440,050
Tyco International Ltd.	159,000	4,642,800

		10,082,850

COMMON STOCKS (Continued)	Shares	Value
Insurance — 2.0%
American International Group, Inc.	69,000	$4,008,900

Internet Software & Services — 5.7%
Google, Inc. (Class “A” Stock)(a)	22,900	6,736,035
Yahoo!, Inc.(a)	138,200	4,788,630

		11,524,665

Metals & Mining — 2.4%
Phelps Dodge Corp.	52,600	4,865,500

Multiline Retail — 5.3%
Federated Department Stores, Inc.	78,200	5,730,496
Target Corp.	91,100	4,956,751

		10,687,247

Multi-Utilities — 2.0%
Sempra Energy	98,600	4,073,166

Office Electronics — 2.7%
Xerox Corp.(a)	388,800	5,361,552

Oil, Gas, & Consumable Fuels — 6.8%
Nexen, Inc.	226,600	6,879,576
Suncor Energy, Inc.	144,500	6,837,740

		13,717,316

Paper & Forest Products — 1.7%
Georgia-Pacific Corp.	105,200	3,345,360

Personal Products — 2.4%
Estee Lauder Cos., Inc. (Class “A” Stock)	125,400	4,906,902

Pharmaceuticals — 4.3%
Novartis AG, ADR (Switzerland)	86,000	4,079,840
Roche Holdings Ltd. ADR (Switzerland)	70,800	4,481,994

		8,561,834

Semiconductors & Semiconductor Equipment — 4.7%
Intel Corp.	225,300	5,871,318
Texas Instruments, Inc.	125,300	3,517,171

		9,388,489

Software — 5.1%
Adobe Systems, Inc.	164,200	4,699,404
Electronic Arts, Inc.(a)	99,500	5,632,695

		10,332,099

Tobacco — 2.4%
Altria Group, Inc.	74,100	4,791,306

TOTAL LONG-TERM INVESTMENTS (cost $163,409,522)		192,622,525

SEE NOTES TO FINANCIAL STATEMENTS.

B19

JENNISON 20/20 FOCUS PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

SHORT-TERM INVESTMENTS — 3.9%	Shares	Value
Money Market Mutual Fund — 3.8%
Dryden Core Investment Fund — Taxable Money Market Series (Note 4)(c)	7,516,767	$7,516,767

	Principal Amount (000)
Repurchase Agreement — 0.1%
State Street Bank & Trust Co., 2.50%, 7/1/05(b)	$180	180,005

TOTAL SHORT-TERM INVESTMENTS (cost $7,696,772)		7,696,772

TOTAL INVESTMENTS — 99.8% (cost $171,106,294; Note 6)		200,319,297
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		474,603

NET ASSETS — 100%		$200,793,900

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $180,018 due 7/1/05. The value of the collateral including accrued interest was $185,403. Collateralized by United States Treasury or federal agency obligations.

(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Health Care Providers & Services	6.9%
Oil, Gas & Consumable Fuels	6.8%
Internet Software & Services	5.7%
Energy Equipment & Services	5.6%
Multiline Retail	5.3%
Software	5.1%
Industrial Conglomerates	5.0%
Semiconductors & Semiconductor Equipment	4.7%
Food & Staples Retailing	4.7%
Pharmaceuticals	4.3%
Capital Markets	3.9%
Money Market Mutual Fund	3.8%
Biotechnology	3.3%
Independent Power Producers & Energy Traders	3.0%
Office Electronics	2.7%
Tobacco	2.4%
Personal Products	2.4%
Food Products	2.4%
Consumer Finance	2.4%
Metals & Mining	2.4%
Commercial Services & Supplies	2.3%
Multi-Utilities	2.0%
Insurance	2.0%
Computers & Peripherals	2.0%
Aerospace & Defense	1.9%
Chemicals	1.9%
Paper & Forest Products	1.7%
Hotels, Restaurants & Leisure	1.6%
Diversified Telecommunication Services	1.5%
Repurchase Agreement	0.1%

99.8%
Other assets in excess of liabilities	0.2%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B20

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of thirty-three Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to two Portfolios: Diversified Conservative Growth Portfolio and Jennison 20/20 Focus Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Diversified Conservative Growth Portfolio:    Current income and a reasonable level of capital appreciation by investing primarily in a diversified portfolio of debt and equity securities.

Jennison 20/20 Focus Portfolio:    Long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that the Portfolio manager believe to have strong capital appreciation potential.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2005, the Diversified Conservative Growth Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities that are held in the Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case

C1

may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to

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purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swaps:    Certain portfolios of the Series Fund may enter into swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolios enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (Market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gains (losses) are realized on the termination date of the swap and is equal to the difference between a Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolios may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail

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financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), RS Investment Management, L.P. (“RS”), Pacific Investment Management Company LLC (“PIMCO”) and EARNEST Partners LLC (“EARNEST”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

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The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Diversified Conservative Growth Portfolio	0.75%	0.75%
Jennison 20/20 Focus Portfolio	0.75	0.75

The Subadvisers provide investment advisory services to the Portfolios as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Diversified Conservative Growth Portfolio	EARNEST, RS, Jennison, PIMCO, PIM
Jennison 20/20 Focus Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expense paid to nonaffiliates, where applicable.

For the six months ended June 30, 2005, Prudential Equity Group, LLC, an indirect wholly-owned subsidiary of Prudential, Wachovia Securities, LLC, an affiliate of PI, and First Clearing, LLC earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group	Wachovia	First Clearing
Diversified Conservative Growth Portfolio	$482	$221	$225
Jennison 20/20 Focus Portfolio	47	2,096	—

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2005, the following Portfolios earned income from the Series by investing their excess cash:

Portfolio	Excess Cash Investment
Diversified Conservative Growth Portfolio	$63,642
Jennison 20/20 Focus Portfolio	101,947

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2005 were as follows:

Cost of Purchases:

Portfolio
Diversified Conservative Growth Portfolio	$260,006,117
Jennison 20/20 Focus Portfolio	102,592,094

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Proceeds from Sales:

Portfolio
Diversified Conservative Growth Portfolio	$245,770,335
Jennison 20/20 Focus Portfolio	81,475,642

The Diversified Conservative Growth Portfolio’s written options activity for the six months ended June 30, 2005 was as follows:

Diversified Conservative Growth Portfolio	Contracts Notional (000)	Premiums
Balance as of December 31, 2004	4,576	$99,789
Options written	59	26,761
Options expired	(313)	(47,519)
Options exercised	(17)	(7,811)
Options terminated in closing purchase transactions.	(205)	(6,008)

Balance as of June 30, 2005	4,100	65,212

Note 6:	Distributions and Tax Information

For federal income tax purposes at December 31, 2004, the following Portfolios had capital loss carryforward:

Portfolio	Approximate Capital Loss Carryforward(a)		2009	Expiration 2010	2011
Diversified Conservative Growth Portfolio	7,282,000	(b)	—	$7,282,000	—
Jennison 20/20 Focus Portfolio	9,102,000	(c)	$216,000	7,511,000	1,375,000

(a)	No capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.

The following Portfolios have elected to treat post-October losses incurred in the period November 1, 2004 through December 31, 2004 as being incurred in the current fiscal year:

Portfolio	Approximate Post October Losses Currency
Jennison 20/20 Focus Portfolio	$200

The United States federal income tax basis and unrealized appreciation (depreciation) of the Series Fund’s investments as of June 30, 2005 were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation/ (Depreciation)
Diversified Conservative Growth Portfolio	156,304,768	$14,868,276	$2,468,469	$12,399,807
Jennison 20/20 Focus Portfolio	171,110,782	30,570,946	1,362,431	29,208,515

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investments companies.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I

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shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“Contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of December 31, 2004, the Jennison 20/20 Focus Portfolio has Class II shares outstanding.

Transactions in shares of common stock of the Jennison 20/20 Focus were as follows:

Jennison 20/20 Focus Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	257,468	$3,168,610
Capital stock issued in reinvestment of dividends and distributions	14,562	177,361
Capital stock repurchased	(384,941	(4,756,615)

Net increase (decrease) in shares outstanding	(112,911)	$(1,410,644)

Year ended December 31, 2004:
Capital stock sold	228,915	$2,558,089
Capital stock issued in reinvestment of dividends and distributions	5,765	61,682
Capital stock repurchased	(753,278)	(8,343,927)

Net increase (decrease) in shares outstanding	(518,598)	$(5,724,156)

Class II
Six months ended June 30, 2005:
Capital stock sold	2,530,177	$30,864,780
Capital stock repurchased	(542,481)	(6,575,126)

Net increase (decrease) in shares outstanding	1,987,696	$24,289,654

Year ended December 31, 2004:
Capital stock sold	5,673,614	$62,460,038
Capital stock repurchased	(1,147,786)	(12,270,703)

Net increase (decrease) in shares outstanding	4,525,828	$50,189,335

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of ..075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005.

The following Portfolio utilized the line of credit during the six months ended June 30, 2005. The average balance is for the number of days the Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate
Jennison 20/20 Focused Portfolio	$368,000	6	3.39%

Note 9:	Ownership

As of June 30, 2005, all of Class I shares of each Portfolio were owned of record by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

C7

Financial Highlights

(Unaudited)

	Diversified Conservative Growth Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.28		$10.63	$9.17	$9.89	$10.16	$10.37

Income From Investment Operations:
Net investment income	0.17		0.26	0.32	0.38	0.42	0.46
Net realized and unrealized gains (losses) on investments	0.05		0.72	1.58	(1.08)	(0.28)	(0.09)

Total from investment operations	0.22		0.98	1.90	(0.70)	0.14	0.37

Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.33)	(0.44)	(0.02)	(0.41)	(0.46)
Distributions in excess of net investment income	—		—	—	—	—	(0.01)
Distributions from net realized gains	—		—	—	—	—	(0.09)
Distributions in excess of net realized gains	—		—	—	—	—	(0.02)

Total dividends and distributions	(0.34)		(0.33)	(0.44)	(0.02)	(0.41)	(0.58)

Net Asset Value, end of period	$11.16		$11.28	$10.63	$9.17	$9.89	$10.16

Total Investment Return(a)	2.10%		9.56%	21.57%	(7.10)%	1.51%	3.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$156.0		$167.0	$169.6	$157.1	$204.1	$204.8
Ratios to average net assets:
Expenses	0.98	%(b)	0.97%	0.98%	0.92%	0.94%	0.93%
Net investment income	2.73	%(b)	2.29%	2.93%	3.63%	4.17%	4.71%
Portfolio turnover	164	%(c)	186%	224%	271%	315%	319%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.37		$10.68	$8.28	$10.65	$10.99	$11.88

Income From Investment Operations:
Net investment income	0.03		0.04	0.02	0.02	0.05	0.05
Net realized and unrealized gains (losses) on investments	0.53		1.66	2.40	(2.39)	(0.15)	(0.71)

Total from investment operations	0.56		1.70	2.42	(2.37)	(0.10)	(0.66)

Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.01)	(0.02)	— (b)	(0.05)	(0.05)
Distributions from net realized gains	—		—	—	—	(0.19)	(0.18)

Total dividends and distributions	(0.03)		(0.01)	(0.02)	—	(0.24)	(0.23)

Net Asset Value, end of period	$12.90		$12.37	$10.68	$8.28	$10.65	$10.99

Total Investment Retun(a):	4.56%		15.94%	29.30%	(22.24)%	(1.01)%	(5.41)%
Ratios Supplemental Data:
Net assets, end of period (in millions)	$69.9		$68.4	$64.6	$57.2	$87.8	$95.8
Ratios to average net assets:
Expenses	0.85	%(c)	0.88%	0.95%	0.97%	0.93%	0.88%
Net investment income	0.49	%(c)	0.29%	0.18%	0.19%	0.46%	0.45%
Portfolio turnover rate	47	%(d)	87%	102%	75%	131%	163%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2005		Year Ended December 31,				February 15, 2000(a) through December 31, 2000
			2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.23		$10.60	$8.23	$10.63	$10.99	$11.36

Income From Investment Operations:
Net investment income	0.01		0.01	— (d)	— (d)	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.53		1.62	2.37	(2.40)	(0.15)	(0.19)

Total from investment operations	0.54		1.63	2.37	(2.40)	(0.13)	(0.18)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.04)	(0.01)
Distributions from net realized gains	—		—	—	—	(0.19)	(0.18)

Total dividends and distributions	—		—	—	—	(0.23)	(0.19)

Net Asset Value, end of period	$12.77		$12.23	$10.60	$8.23	$10.63	$10.99

Total Investment Retun(b):	4.42%		15.38%	28.80%	(22.58)%	(1.30)%	(1.53)%
Ratios Supplemental Data:
Net assets, end of period (in millions)	$130.9		$101.0	$39.6	$7.5	$2.0	$0.7
Ratios to average net assets:
Expenses	1.25	%(c)	1.28%	1.35%	1.37%	1.33%	1.28	%(c)
Net investment income (loss)	0.10	%(c)	(0.02)%	(0.22)%	(0.21)%	0.06%	0.10	%(c)
Portfolio turnover rate	47	%(e)	87%	102%	75%	131%	163	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Less than $0.005 per share.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

The Prudential Series Fund, Inc.

Approval of Advisory Agreements

The Board of Directors (the “Board”) of The Prudential Series Fund, Inc. oversees the management of each of the Fund’s Portfolios, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement. The Board, including all of the Independent Directors, met on March 8, 2005 and June 8, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of each of the Fund’s Portfolios and their shareholders.

In advance of the June meeting, the Directors received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Directors, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on March 8, 2005 and June 8, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of fund accounting, recordkeeping and compliance services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers; as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other

1

relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Fund’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Quantitative Management Associates LLC (“QMA”), and Jennison Associates LLC (“Jennison”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, QMA, and Jennison, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the advisory fee schedule for the Portfolios of the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the Stock Index Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in each Portfolio’s fee schedule (other than Stock Index Portfolio) is acceptable at this time.

With respect to Stock Index Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Portfolio does not realize the effect of those rate reductions. The Board took note, however, that the Portfolio’s fee structure would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received

2

by the Fund’s transfer agent (which is affiliated with PI), administrative fees received by PI for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Fund are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Fund, the Board also considered certain additional specific factors and related conclusions relating to the performance and fees and expenses of the Portfolios, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include charges associated with variable annuity or variable life insurance contracts.

Jennison 20/20 Focus Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over one-year, three-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board also noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.750% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

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Diversified Conservative Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over one-year and three-year time periods, and performance that was in the third quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that although the Portfolio’s performance over a five-year period was below the median, SIRG had furnished information to the Board indicating that the Portfolio had achieved above median performance on a risk-adjusted basis over three-year and five-year periods. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board also reviewed the performance of the “sleeve” of the Portfolio managed by each of the subadvisers. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.750% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

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This report contains financial information about certain investment choices that may be available on the variable life insurance and variable annuity contracts listed below. You may receive additional reports and should refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

Variable Life Insurance

■	Pruco Life’s Magnastar

Variable Annuities

■	Pruco Life’s Discovery Select®
■	Pruco Life of New Jersey’s Discovery Select®
■	Pruco Life’s Discovery Choice®
■	Pruco Life of New Jersey’s Discovery Choice®

Variable life insurance is distributed by Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations. Contract guarantees are based on the claims-paying ability of the issuing company.

The 2004 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A105624    PSF-SAR-C    Ed. 06/30/2005

Item 2 –	Code of Ethics – Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures.

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a	)	(1)	Code of Ethics – Not applicable with semi-annual filing.

		(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

		(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b	)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Series Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath
President and Principal Executive Officer

Date August 16, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 16, 2005

*	Print the name and title of each signing officer under his or her signature.